UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-22487

                                                 DBX ETF Trust

(Exact name of registrant as specified in charter)

875 Third Avenue

            New York, New York 10022

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

                           Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 454-4500

Date of fiscal year end: May 31

Date of reporting period: November 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

November 30, 2019

Semi-Annual Report

DBX ETF Trust

Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW)

Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)

Xtrackers MSCI Europe Hedged Equity ETF (DBEU)

Xtrackers MSCI Eurozone Hedged Equity ETF (DBEZ)

Xtrackers MSCI Germany Hedged Equity ETF (DBGR)

Xtrackers MSCI Japan Hedged Equity ETF (DBJP)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this semi-annual report for 6 of our currency-hedged equity ETFs for the period ended November 30, 2019.

Global economic majors together curved towards a slowdown owing to restricted cross border trade and political instability. Lower unemployment and government investments in all these regions, on the other hand, spurred domestic demand. The U.S. GDP1 avoided a steep fall, as proportionate interest rate cuts were made by the U.S. Federal Reserve (FRB) when they sensed a sizeable risk. Elsewhere, the Euro area more than halved its already low growth levels as its biggest member nation, Germany, lost steam amid sliding external supply. Trade tensions hovered around developed and emerging economies alike, and Brexit2 uncertainties continued to be a major risk for the U.K.

The double booster of lower unemployment levels and a cumulative 0.75% rate cut provided by the FRB during the review period were the drivers for increased consumer spending, which, in turn, was the main reason behind a resolute GDP. Inflation in the U.S. floated just short of target, nevertheless maintaining a stable level despite lingering risks. The U.S. equity markets added to the sentiment by racing ahead to reach all-time highs on the prospects of future cash flows. While the trade sanctions may have caused a set of instabilities in external demand, it in turn led to the reduction of the U.S. trade deficit substantially.

The Eurozone region fell prey to all the headwinds that were faced globally — trade tensions, political banter and most importantly, Brexit. The export reliant region, saw a blanket reduction in external demand, which was thankfully countered by upticks in domestic spending. Germany avoided a technical recession as GDP numbers rebounded mid-cycle to the positive territory, benefiting from an increase in construction, as well as private and public consumption. Elsewhere, meagre fixed investment in the country held back growth potential in France, while hazardous debt levels in Italy were a widely discussed concern. Meanwhile, in the U.K., inflation was pulled down to a multi-year low with a slowdown in housing and utility prices, mainly due to a cap introduced by regulators on electricity and gas costs.

China’s expansion was at a multi-decade low surrounded by targeted sanctions and shrinking wages. Despite the slowing economy and weaker currency, Chinese stock markets were steadily anchored by continuing international flows and a comeback of retail investors who identified value in certain stocks. However, the possibility of a trade agreement between China and the U.S. was sufficient to resurge business confidence. Despite Japanese policy makers having tried all known approaches to revive growth, an increase in natural calamities contracted manufacturing PMIs3 in Japan, hurting economic expansion.

Drivers of growth are estimated to be in short supply, and the risks still remain; policy makers and administrators have taken note and have agreed to unanimously counter slowing global growth. With the European Central Bank’s promise of a continuation of asset purchases, the Bank of Japan considering steeper negative rates, success of a Brexit friendly conservative party recent elections and a possible agreement between the U.S. and China should restore confidence among investors. Given the economic backdrop of an uncertain environment, hedging currency exposure would play a significant role in managing investments.

Our team appreciates your trust and looks forward to continue serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1 GDP provides an economic snapshot of a country, used to estimate the size of an economy by summing the monetary value of all finished goods and services made within a country during a specific period.

2 Brexit is a combination of the words “Britain” and “Exit” and describes the exit of the United Kingdom from the European Union.

3 Purchasing Managers’ Indexes (PMI) are economic indicators derived from monthly surveys of private sector companies.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

1

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW)

The Xtrackers MSCI All World ex US Hedged Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI ACWI ex USA US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of equity securities in developed and emerging stock markets (excluding the United States), while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. It is not possible to invest directly into an index..

Ten Largest Equity Holdings as of November 30, 2019 (10.4% of Net Assets)

Description	% of Net Assets
Alibaba Group Holding Ltd. (China)	1.5%
Nestle SA (Switzerland)	1.4%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	1.1%
Tencent Holdings Ltd. (China)	1.1%
Royal Dutch Shell PLC (Netherlands)	1.0%
Samsung Electronics Co. Ltd. (South Korea)	1.0%
Roche Holding AG (Switzerland)	1.0%
Novartis AG (Switzerland)	0.9%
Toyota Motor Corp. (Japan)	0.7%
HSBC Holdings PLC (United Kingdom)	0.7%

Country Diversification* as of November 30, 2019

Japan	16.6%
United Kingdom	9.7%
China	8.0%
France	7.4%
Canada	6.8%
Switzerland	6.4%
Germany	5.8%
Australia	4.7%
Netherlands	3.3%
Hong Kong	3.2%
Taiwan	3.2%
South Korea	3.1%
India	2.4%
Other	19.4%

Total	100.0%

Sector Diversification* as of November 30, 2019

Financials	21.3%
Industrials	12.2%
Consumer Discretionary	11.9%
Consumer Staples	9.7%
Information Technology	9.1%
Health Care	8.9%
Materials	7.3%
Communication Services	6.6%
Energy	6.5%
Utilities	3.3%
Real Estate	3.2%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 9.

2

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)

The Xtrackers MSCI Emerging Markets Hedged Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EM US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track emerging market performance while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. It is not possible to invest directly into and index.

Ten Largest Equity Holdings as of November 30, 2019 (24.0% of Net Assets)

Description	% of Net Assets
Alibaba Group Holding Ltd. (China)	5.7%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	4.1%
Tencent Holdings Ltd. (China)	4.1%
Samsung Electronics Co. Ltd. (South Korea)	3.9%
China Construction Bank Corp. (China)	1.3%
Ping An Insurance Group Co. of China Ltd. (China)	1.1%
Naspers Ltd. (South Africa)	1.0%
Reliance Industries Ltd. (India)	1.0%
Housing Development Finance Corp. Ltd. (India)	0.9%
Petroleo Brasileiro SA (Brazil)	0.9%

Country Diversification* as of November 30, 2019

China	30.2%
Taiwan	11.7%
South Korea	11.6%
India	9.1%
Brazil	7.2%
South Africa	4.6%
Russia	3.9%
Hong Kong	3.8%
Thailand	2.7%
Saudi Arabia	2.5%
Mexico	2.3%
Other	10.4%

Total	100.0%

Sector Diversification* as of November 30, 2019

Financials	24.5%
Information Technology	15.3%
Consumer Discretionary	14.3%
Communication Services	10.9%
Energy	7.4%
Materials	7.2%
Consumer Staples	6.6%
Industrials	5.4%
Real Estate	2.9%
Health Care	2.8%
Utilities	2.7%

Total	100.0%

* As a percent of total investments excluding exchange-traded fund, securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 36.

3

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI Europe Hedged Equity ETF (DBEU)

The X-trackers MSCI Europe Hedged Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Europe US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the developed markets in Europe, while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2019 (18.9% of Net Assets)

Description	% of Net Assets
Nestle SA (Switzerland)	3.3%
Royal Dutch Shell PLC (Netherlands)	2.5%
Roche Holding AG (Switzerland)	2.3%
Novartis AG (Switzerland)	2.1%
HSBC Holdings PLC (United Kingdom)	1.6%
SAP SE (Germany)	1.5%
AstraZeneca PLC (United Kingdom)	1.4%
BP PLC (United Kingdom)	1.4%
TOTAL SA (France)	1.4%
LVMH Moet Hennessy Louis Vuitton SE (France)	1.4%

Country Diversification* as of November 30, 2019

United Kingdom	23.0%
France	17.9%
Switzerland	15.3%
Germany	13.9%
Netherlands	7.9%
Spain	4.5%
Sweden	3.9%
Italy	3.3%
Denmark	2.9%
Other	7.4%

Total	100.0%

Sector Diversification* as of November 30, 2019

Financials	17.8%
Consumer Staples	14.0%
Industrials	14.0%
Health Care	13.8%
Consumer Discretionary	10.1%
Materials	7.2%
Energy	6.7%
Information Technology	6.1%
Communication Services	4.6%
Utilities	4.3%
Real Estate	1.4%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 57.

4

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI Eurozone Hedged Equity ETF (DBEZ)

The Xtrackers MSCI Eurozone Hedged Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EMU IMI US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of equity securities based in the countries in the European Monetary Union (the “EMU”), while seeking to mitigate exposure to fluctuations between the value of the U.S. dollar and the euro. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2019 (19.9% of Net Assets)

Description	% of Net Assets
SAP SE (Germany)	2.5%
TOTAL SA (France)	2.4%
LVMH Moet Hennessy Louis Vuitton SE (France)	2.4%
ASML Holding NV (Netherlands)	2.2%
Sanofi (France)	2.0%
Allianz SE (Germany)	1.9%
Siemens AG (Germany)	1.9%
Unilever NV (United Kingdom)	1.6%
Airbus SE (France)	1.6%
L’Oreal SA (France)	1.4%

Country Diversification* as of November 30, 2019

France	32.5%
Germany	26.7%
Netherlands	10.6%
Spain	8.8%
Italy	7.4%
Belgium	3.7%
Finland	3.1%
United Kingdom	2.5%
Other	4.7%

Total	100.0%

Sector Diversification* as of November 30, 2019

Financials	16.4%
Industrials	15.8%
Consumer Discretionary	13.8%
Information Technology	10.2%
Consumer Staples	9.7%
Health Care	7.7%
Materials	7.2%
Utilities	6.3%
Communication Services	5.3%
Energy	4.6%
Real Estate	3.0%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 65.

5

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI Germany Hedged Equity ETF (DBGR)

The Xtrackers MSCI Germany Hedged Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Germany US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the German equity market while mitigating exposure to fluctuations between the value of the US dollar and the euro. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2019 (55.5% of Net Assets)

Description	% of Net Assets
SAP SE	10.3%
Allianz SE	7.9%
Siemens AG	7.6%
Bayer AG	5.4%
BASF SE	5.3%
adidas AG	4.3%
Deutsche Telekom AG	4.3%
Daimler AG	4.0%
Volkswagen AG	3.2%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.2%

Sector Diversification* as of November 30, 2019

Consumer Discretionary	17.7%
Financials	16.1%
Industrials	14.5%
Information Technology	13.9%
Health Care	12.1%
Materials	9.4%
Communication Services	5.2%
Real Estate	3.9%
Utilities	3.7%
Consumer Staples	3.5%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds, securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 74.

6

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI Japan Hedged Equity ETF (DBJP)

The Xtrackers MSCI Japan Hedged Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Japan US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the Japanese equity market while mitigating exposure to fluctuations between the value of the US dollar and Japanese yen. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2019 (18.4% of Net Assets)

Description	% of Net Assets
Toyota Motor Corp.	4.3%
Sony Corp.	2.2%
Mitsubishi UFJ Financial Group, Inc.	1.8%
Keyence Corp.	1.7%
SoftBank Group Corp.	1.6%
Takeda Pharmaceutical Co. Ltd.	1.6%
KDDI Corp.	1.4%
Recruit Holdings Co. Ltd.	1.3%
Sumitomo Mitsui Financial Group, Inc.	1.3%
Honda Motor Co. Ltd.	1.2%

Sector Diversification* as of November 30, 2019

Industrials	21.0%
Consumer Discretionary	18.6%
Information Technology	11.8%
Financials	10.7%
Health Care	10.0%
Communication Services	8.3%
Consumer Staples	7.9%
Materials	5.1%
Real Estate	4.2%
Utilities	1.6%
Energy	0.8%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 77.

7

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. In the most recent six-month period the Funds limted these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2019 to November 30, 2019).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2019	Ending Account Value November 30, 2019	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers MSCI All World ex US Hedged Equity ETF
Actual	$1,000.00	$1,094.50	0.41%	$2.15
Hypothetical (5% return before expenses)	$1,000.00	$1,022.95	0.41%	$2.07
Xtrackers MSCI Emerging Markets Hedged Equity ETF
Actual	$1,000.00	$1,054.70	0.66%	$3.39
Hypothetical (5% return before expenses)	$1,000.00	$1,021.70	0.66%	$3.34
Xtrackers MSCI Europe Hedged Equity ETF
Actual	$1,000.00	$1,109.00	0.46%	$2.43
Hypothetical (5% return before expenses)	$1,000.00	$1,022.70	0.46%	$2.33
Xtrackers MSCI Eurozone Hedged Equity ETF
Actual	$1,000.00	$1,134.80	0.47%	$2.51
Hypothetical (5% return before expenses)	$1,000.00	$1,022.65	0.47%	$2.38
Xtrackers MSCI Germany Hedged Equity ETF
Actual	$1,000.00	$1,136.50	0.45%	$2.40
Hypothetical (5% return before expenses)	$1,000.00	$1,022.75	0.45%	$2.28
Xtrackers MSCI Japan Hedged Equity ETF
Actual	$1,000.00	$1,147.40	0.46%	$2.47
Hypothetical (5% return before expenses)	$1,000.00	$1,022.70	0.46%	$2.33

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 366.

8

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF

November 30, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 95.8%
Argentina — 0.0%
Banco Macro SA, ADR	238	$6,152
Globant SA*	172	18,404
Grupo Financiero Galicia SA, ADR	536	7,161
Telecom Argentina SA, ADR	657	6,820
YPF SA, ADR	928	8,918

		47,455

Australia — 4.5%
AGL Energy Ltd.	2,975	41,071
Alumina Ltd.	12,919	20,186
AMP Ltd.	15,025	19,868
APA Group (a)	5,460	40,625
Aristocrat Leisure Ltd.	2,583	59,263
ASX Ltd.	957	52,892
Aurizon Holdings Ltd.	10,233	40,007
AusNet Services	8,484	9,985
Australia & New Zealand Banking Group Ltd.	13,600	228,504
Bendigo & Adelaide Bank Ltd.	1,943	13,182
BHP Group Ltd.	14,069	363,807
BHP Group PLC	10,109	223,574
BlueScope Steel Ltd.	2,738	26,946
Boral Ltd.	5,217	18,138
Brambles Ltd.	7,702	65,381
Caltex Australia Ltd.	1,424	33,288
Challenger Ltd.	2,819	15,521
CIMIC Group Ltd.	457	10,399
Coca-Cola Amatil Ltd.	2,831	21,791
Cochlear Ltd.	286	45,265
Coles Group Ltd.	5,587	61,447
Commonwealth Bank of Australia	8,356	456,795
Computershare Ltd.	2,151	25,796
Crown Resorts Ltd.	1,926	16,818
CSL Ltd.	2,164	414,938
Dexus REIT	4,785	39,583
Flight Centre Travel Group Ltd.	308	9,173
Fortescue Metals Group Ltd. (b)	6,722	44,240
Goodman Group REIT	8,614	86,349
GPT Group REIT	8,876	36,923
Harvey Norman Holdings Ltd. (b)	2,924	8,504
Incitec Pivot Ltd.	8,492	18,553
Insurance Australia Group Ltd.	11,545	61,613
Lendlease Group (a)	2,803	36,611
Macquarie Group Ltd.	1,559	145,575
Magellan Financial Group Ltd.	587	20,841
Medibank Pvt Ltd.	12,528	27,625
Mirvac Group REIT	18,275	41,657
National Australia Bank Ltd.	13,135	230,020
Newcrest Mining Ltd.	3,679	76,546
Oil Search Ltd.	6,857	34,507
Orica Ltd.	1,775	28,550
Origin Energy Ltd.	8,660	50,961
QBE Insurance Group Ltd.	6,692	57,396
Ramsay Health Care Ltd.	715	35,295
REA Group Ltd.	254	17,930
Santos Ltd.	8,611	47,470

	Number of Shares	Value
Australia (Continued)
Scentre Group REIT	25,626	$68,294
SEEK Ltd.	1,563	24,517
Sonic Healthcare Ltd.	1,955	39,830
South32 Ltd.	23,746	43,367
Stockland REIT	11,470	39,179
Suncorp Group Ltd.	5,958	53,921
Sydney Airport (a)	5,247	32,580
Tabcorp Holdings Ltd.	9,890	32,043
Telstra Corp. Ltd.	19,585	51,135
TPG Telecom Ltd.	1,742	8,236
Transurban Group (a)	12,653	131,373
Treasury Wine Estates Ltd.	3,625	45,851
Vicinity Centres REIT	15,311	27,755
Washington H Soul Pattinson & Co. Ltd.	520	7,851
Wesfarmers Ltd.	5,374	154,014
Westpac Banking Corp.	16,143	267,737
Woodside Petroleum Ltd.	4,430	103,408
Woolworths Group Ltd.	6,002	161,416
Worley Ltd.	1,182	11,993

		4,785,909

Austria — 0.1%
ANDRITZ AG	387	15,093
Erste Group Bank AG*	1,430	51,202
OMV AG	714	40,699
Raiffeisen Bank International AG	717	16,833
Verbund AG	329	17,101
voestalpine AG	440	11,658

		152,586

Belgium — 0.7%
Ageas	1,004	60,261
Anheuser-Busch InBev SA/NV	3,636	287,896
Colruyt SA	278	14,395
Galapagos NV*	204	40,196
Groupe Bruxelles Lambert SA	391	39,673
KBC Group NV	1,109	80,809
Proximus SADP	735	22,171
Solvay SA	355	40,675
Telenet Group Holding NV*	295	13,312
Titan Cement International SA*	224	4,471
UCB SA	631	51,137
Umicore SA	899	38,607

		693,603

Brazil — 1.2%
Ambev SA	22,196	94,523
Atacadao SA	1,728	7,669
B2W Cia Digital*	954	12,681
B3 SA — Brasil Bolsa Balcao	10,041	113,049
Banco Bradesco SA	5,740	42,320
Banco BTG Pactual SA	1,039	17,221
Banco do Brasil SA	3,917	44,183
Banco Santander Brasil SA	1,763	18,343
BB Seguridade Participacoes SA	3,675	29,870
BR Malls Participacoes SA	3,900	14,326
BRF SA*	2,728	23,557

See Notes to Financial Statements.	9

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
Brazil (Continued)
CCR SA	5,921	$24,014
Centrais Eletricas Brasileiras SA	773	6,352
Cia de Saneamento Basico do Estado de Sao Paulo	1,860	25,189
Cia Siderurgica Nacional SA	2,953	8,751
Cielo SA	5,536	10,188
Cogna Educacao	6,692	16,183
Cosan SA	605	8,864
Embraer SA	3,550	15,076
Energisa SA	1,284	13,929
Engie Brasil Energia SA	1,304	14,389
Equatorial Energia SA	5,120	24,933
Hypera SA	1,860	14,613
IRB Brasil Resseguros S/A	3,456	30,275
JBS SA	5,477	36,802
Klabin SA	2,672	11,171
Localiza Rent a Car SA	2,452	26,056
Lojas Renner SA	3,908	47,761
Magazine Luiza SA	2,624	27,877
Multiplan Empreendimentos Imobiliarios SA	1,318	8,993
Natura Cosmeticos SA	2,098	16,394
Notre Dame Intermedica Participacoes SA	1,607	21,494
Petrobras Distribuidora SA	3,362	22,559
Petroleo Brasileiro SA	14,094	103,747
Porto Seguro SA	327	4,629
Raia Drogasil SA	1,266	33,749
Rumo SA*	6,310	36,370
Sul America SA	1,129	14,168
Suzano SA	2,344	21,325
TIM Participacoes SA	3,349	10,698
Ultrapar Participacoes SA	3,444	17,722
Vale SA*	14,556	171,643
WEG SA	3,417	24,524

		1,288,180

Canada — 6.6%
Agnico Eagle Mines Ltd.	1,137	67,554
Air Canada, Class B*	623	23,474
Algonquin Power & Utilities Corp.	2,439	34,208
Alimentation Couche-Tard, Inc., Class B	4,150	135,782
AltaGas Ltd. (b)	1,493	22,143
Atco Ltd., Class I	362	13,733
Aurora Cannabis, Inc.*(b)	2,950	7,373
Bank of Montreal	3,064	235,792
Bank of Nova Scotia	5,888	332,189
Barrick Gold Corp.	8,369	139,746
BCE, Inc.	699	33,648
BlackBerry Ltd.*	3,206	17,692
Bombardier, Inc., Class B*	12,392	18,379
Brookfield Asset Management, Inc., Class A	4,023	232,754
CAE, Inc.	1,343	36,085
Cameco Corp.	1,632	14,866
Canadian Imperial Bank of Commerce	2,072	180,105

	Number of Shares	Value
Canada (Continued)
Canadian National Railway Co.	3,442	$312,535
Canadian Natural Resources Ltd.	5,740	160,364
Canadian Pacific Railway Ltd.	664	157,249
Canadian Tire Corp. Ltd., Class A	232	27,030
Canadian Utilities Ltd., Class A	633	18,614
Canopy Growth Corp.*	942	17,382
CCL Industries, Inc., Class B	726	31,050
Cenovus Energy, Inc.	4,740	41,894
CGI, Inc.*	1,157	95,875
CI Financial Corp.	1,290	20,317
Constellation Software, Inc.	93	99,421
Cronos Group, Inc.*	1,217	8,273
Dollarama, Inc.	1,503	54,981
Emera, Inc.	1,130	46,466
Empire Co. Ltd., Class A	823	22,039
Enbridge, Inc.	9,666	366,032
Encana Corp.	7,173	28,135
Fairfax Financial Holdings Ltd.	124	56,012
First Capital Realty, Inc.	1,296	21,055
First Quantum Minerals Ltd.	3,180	29,088
Fortis, Inc.	2,116	82,900
Franco-Nevada Corp.	910	89,520
George Weston Ltd.	359	29,200
Gildan Activewear, Inc.	1,083	31,798
Great-West Lifeco, Inc.	1,440	36,263
H&R Real Estate Investment Trust REIT	676	10,983
Husky Energy, Inc. (b)	1,650	12,012
Hydro One Ltd., 144A	1,732	32,624
iA Financial Corp., Inc.	512	26,211
IGM Financial, Inc.	528	15,185
Imperial Oil Ltd.	1,332	33,353
Intact Financial Corp.	672	69,294
Inter Pipeline Ltd.	1,709	28,305
Keyera Corp.	1,042	25,424
Kinross Gold Corp.*	6,638	28,685
Kirkland Lake Gold Ltd.	928	38,977
Loblaw Cos. Ltd.	933	50,292
Lundin Mining Corp.	3,188	17,256
Magna International, Inc.	1,523	83,907
Manulife Financial Corp.	9,179	180,567
Methanex Corp.	264	9,824
Metro, Inc.	1,258	55,101
National Bank of Canada	1,523	81,579
Nutrien Ltd.	2,946	139,061
Onex Corp.	372	22,153
Open Text Corp.	1,191	51,852
Parkland Fuel Corp.	691	24,564
Pembina Pipeline Corp.	2,487	86,838
Power Corp. of Canada	1,510	36,650
Power Financial Corp.	1,127	27,558
PrairieSky Royalty Ltd.	869	8,963
Quebecor, Inc., Class B	807	20,012
Restaurant Brands International, Inc.	1,150	75,556
RioCan Real Estate Investment Trust REIT	726	14,834
Rogers Communications, Inc., Class B	1,785	86,569
Royal Bank of Canada	6,862	561,699

See Notes to Financial Statements.	10

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
Canada (Continued)
Saputo, Inc.	1,027	$31,043
Shaw Communications, Inc., Class B	2,419	49,990
Shopify, Inc., Class A*	473	158,622
SmartCentres Real Estate Investment Trust REIT	636	15,336
Stars Group, Inc.*	856	20,512
Sun Life Financial, Inc. (b)	3,078	140,448
Suncor Energy, Inc.	7,574	236,235
TC Energy Corp.	4,458	225,535
Teck Resources Ltd., Class B	2,455	38,443
TELUS Corp.	950	35,867
Thomson Reuters Corp.	980	68,525
Toronto-Dominion Bank	8,637	498,011
West Fraser Timber Co. Ltd.	224	9,742
Wheaton Precious Metals Corp.	1,806	49,627
WSP Global, Inc.	459	29,624

		6,992,464

Chile — 0.2%
Aguas Andinas SA, Class A	6,881	2,813
Antofagasta PLC	2,006	22,520
Banco de Chile	215,346	21,862
Banco de Credito e Inversiones SA	187	8,361
Banco Santander Chile	312,455	16,684
Cencosud SA	8,433	10,741
Cia Cervecerias Unidas SA	666	6,132
Colbun SA	30,600	4,358
Empresa Nacional de Telecomunicaciones SA*	868	5,265
Empresas CMPC SA	8,312	18,024
Empresas COPEC SA	2,150	17,099
Enel Americas SA	183,174	35,153
Enel Chile SA	123,794	9,290
Itau CorpBanca	1,267,566	6,300
Latam Airlines Group SA	1,466	15,391
SACI Falabella	2,985	11,980

		211,973

China — 7.8%
360 Security Technology, Inc., Class A	3,700	10,914
3SBio, Inc., 144A*	4,816	6,952
51job, Inc., ADR*(b)	112	8,805
58.com, Inc., ADR*	516	31,744
AAC Technologies Holdings, Inc.	3,620	25,388
Accelink Technologies Co. Ltd., Class A	2,700	10,714
Agile Group Holdings Ltd.	7,957	11,141
Agricultural Bank of China Ltd., Class A	19,900	10,246
Agricultural Bank of China Ltd., Class H	131,537	53,266
Aier Eye Hospital Group Co. Ltd., Class A	2,700	15,330
Air China Ltd., Class H	10,875	9,891
Alibaba Group Holding Ltd., ADR*	8,060	1,612,000
A-Living Services Co. Ltd., Class H, 144A	4,750	15,321

	Number of Shares	Value
China (Continued)
Aluminum Corp. of China Ltd., Class H*	20,450	$6,270
Anhui Conch Cement Co. Ltd., Class A	1,200	7,817
Anhui Conch Cement Co. Ltd., Class H	5,837	37,320
ANTA Sports Products Ltd.	5,136	48,289
Anxin Trust Co. Ltd., Class A*	1,500	849
Autohome, Inc., ADR*(b)	308	20,959
AviChina Industry & Technology Co. Ltd., Class H	13,135	5,990
BAIC Motor Corp. Ltd., Class H, 144A	10,311	5,782
Baidu, Inc., ADR*	1,321	156,578
Bank of Beijing Co. Ltd., Class A	11,100	8,778
Bank of China Ltd., Class A	16,800	8,674
Bank of China Ltd., Class H	391,390	156,995
Bank of Communications Co. Ltd., Class A	13,200	10,345
Bank of Communications Co. Ltd., Class H	35,578	23,361
Bank of Jiangsu Co. Ltd., Class A	10,000	9,814
Bank of Ningbo Co. Ltd., Class A	2,300	8,695
Bank of Shanghai Co. Ltd., Class A	5,590	7,307
Baozun, Inc., ADR*(b)	175	6,645
BeiGene Ltd., ADR*(b)	158	32,120
Beijing Capital International Airport Co. Ltd., Class H	7,123	6,733
BYD Co. Ltd., Class H (b)	3,102	14,721
BYD Electronic International Co. Ltd. (b)	3,177	5,682
CGN Power Co. Ltd., Class H, 144A	51,498	12,894
China Aoyuan Group Ltd.	5,569	7,968
China Cinda Asset Management Co. Ltd., Class H	59,929	12,479
China CITIC Bank Corp. Ltd., Class H	46,587	25,472
China Communications Construction Co. Ltd., Class H	24,316	18,917
China Communications Services Corp. Ltd., Class H	15,597	10,500
China Conch Venture Holdings Ltd.	7,770	30,224
China Construction Bank Corp., Class H	454,708	361,882
China Eastern Airlines Corp. Ltd., Class H*	6,242	3,166
China Everbright Bank Co. Ltd., Class A	14,000	8,224
China Everbright Bank Co. Ltd., Class H	14,787	6,385
China Evergrande Group*(b)	8,711	20,787
China Galaxy Securities Co. Ltd., Class H	12,246	6,226
China Hongqiao Group Ltd.	8,230	4,321
China Huarong Asset Management Co. Ltd., Class H, 144A	68,252	9,940
China International Capital Corp. Ltd., Class H, 144A (b)	5,058	8,710
China International Travel Service Corp. Ltd., Class A	800	9,535
China Lesso Group Holdings Ltd.	14,000	14,665

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
China (Continued)
China Life Insurance Co. Ltd., Class A	700	$3,267
China Life Insurance Co. Ltd., Class H	33,947	85,778
China Literature Ltd., 144A*(b)	2,240	8,599
China Longyuan Power Group Corp. Ltd., Class H	22,041	11,938
China Medical System Holdings Ltd.	6,743	9,596
China Merchants Bank Co. Ltd., Class A	7,800	39,972
China Merchants Bank Co. Ltd., Class H	19,748	93,341
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	2,200	5,667
China Minsheng Banking Corp. Ltd., Class A	13,500	11,847
China Minsheng Banking Corp. Ltd., Class H	33,356	23,223
China Molybdenum Co. Ltd., Class H	16,711	5,721
China National Building Material Co. Ltd., Class H	15,008	14,494
China National Nuclear Power Co. Ltd., Class A	12,600	8,710
China Oilfield Services Ltd., Class H	12,051	16,226
China Pacific Insurance Group Co. Ltd., Class A	1,600	7,794
China Pacific Insurance Group Co. Ltd., Class H	12,650	44,763
China Petroleum & Chemical Corp., Class A	9,200	6,530
China Petroleum & Chemical Corp., Class H	139,260	78,098
China Railway Construction Corp. Ltd., Class H	10,726	11,071
China Railway Group Ltd., Class A	15,300	12,295
China Railway Group Ltd., Class H	20,256	11,851
China Resources Pharmaceutical Group Ltd., 144A	8,748	7,644
China Shenhua Energy Co. Ltd., Class H	17,751	34,377
China Shipbuilding Industry Co. Ltd., Class A	8,500	6,383
China Southern Airlines Co. Ltd., Class H (b)	8,335	5,207
China State Construction Engineering Corp. Ltd., Class A	9,600	6,977
China Telecom Corp. Ltd., Class H	71,007	26,850
China Tower Corp. Ltd., Class H, 144A	208,683	42,653
China United Network Communications Ltd., Class A	9,100	7,390
China Vanke Co. Ltd., Class A	2,100	8,274
China Vanke Co. Ltd., Class H	6,217	23,270
China Yangtze Power Co. Ltd., Class A	10,200	26,302
Chongqing Rural Commercial Bank Co. Ltd., Class H	16,569	8,234
CIFI Holdings Group Co. Ltd.	13,094	9,534
CITIC Securities Co. Ltd., Class A	3,100	9,440
CITIC Securities Co. Ltd., Class H	7,298	13,555
CNOOC Ltd.	84,869	123,161

	Number of Shares	Value
China (Continued)
Contemporary Amperex Technology Co. Ltd., Class A	1,600	$19,892
COSCO SHIPPING Holdings Co. Ltd., Class A*	16,200	10,899
Country Garden Holdings Co. Ltd. (b)	36,720	51,130
Country Garden Services Holdings Co. Ltd.	4,808	15,539
CRRC Corp. Ltd., Class A	9,800	9,715
CRRC Corp. Ltd., Class H	24,010	15,796
CSPC Pharmaceutical Group Ltd.	23,942	54,502
Dali Foods Group Co. Ltd., 144A	17,259	11,729
Daqin Railway Co. Ltd., Class A	10,400	11,730
Dongfeng Motor Group Co. Ltd., Class H	13,883	13,337
ENN Energy Holdings Ltd.	4,240	46,040
Focus Media Information Technology Co. Ltd., Class A	3,200	2,549
Foshan Haitian Flavouring & Food Co. Ltd., Class A	500	7,608
Fosun International Ltd.	15,117	20,354
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	2,294	6,769
GCL System Integration Technology Co. Ltd., Class A*	12,400	10,829
GDS Holdings Ltd., ADR*(b)	329	15,404
Genscript Biotech Corp.*	4,043	9,761
GF Securities Co. Ltd., Class H	11,962	12,805
GOME Retail Holdings Ltd.*(b)	109,510	9,653
Great Wall Motor Co. Ltd., Class H	21,547	16,653
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,300	10,671
Greentown Service Group Co. Ltd.	4,808	5,264
Guangzhou Automobile Group Co. Ltd., Class H	14,124	15,084
Guangzhou R&F Properties Co. Ltd., Class H	7,029	11,817
Guotai Junan Securities Co. Ltd., Class H, 144A	7,228	10,988
Haidilao International Holding Ltd., 144A (b)	3,000	12,609
Haitian International Holdings Ltd.	4,920	10,999
Haitong Securities Co. Ltd., Class H	15,568	15,552
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	3,100	13,849
Hansoh Pharmaceutical Group Co. Ltd., 144A*	6,000	17,706
Hengan International Group Co. Ltd.	3,470	22,917
Hua Hong Semiconductor Ltd., 144A (b)	2,953	5,236
Huaneng Power International, Inc., Class H	14,715	7,294
Huaneng Renewables Corp. Ltd., Class H	18,697	7,141
Huatai Securities Co. Ltd., Class A	2,100	5,069
Huatai Securities Co. Ltd., Class H, 144A	7,057	10,584
Huaxia Bank Co. Ltd., Class A	9,400	9,934

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
China (Continued)
Huazhu Group Ltd., ADR (b)	634	$21,689
HUYA, Inc., ADR*(b)	761	16,057
Industrial & Commercial Bank of China Ltd., Class A	14,000	11,529
Industrial & Commercial Bank of China Ltd., Class H	317,963	226,651
Industrial Bank Co. Ltd., Class A	5,000	13,434
Industrial Securities Co. Ltd., Class A	1,500	1,321
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	32,600	5,935
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,500	6,206
Innovent Biologics, Inc., 144A*	6,500	22,752
iQIYI, Inc., ADR*(b)	788	15,090
JD.com, Inc., ADR*	3,673	119,923
Jiangsu Expressway Co. Ltd., Class H	9,726	12,971
Jiangsu Hengrui Medicine Co. Ltd., Class A	1,000	12,218
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	200	2,793
Jiangxi Copper Co. Ltd., Class H	5,628	6,492
Kingdee International Software Group Co. Ltd.	13,211	13,096
Kingsoft Corp. Ltd.*	4,776	10,567
Kweichow Moutai Co. Ltd., Class A	400	64,231
KWG Group Holdings Ltd.*	5,818	6,392
Legend Holdings Corp., Class H, 144A	3,532	7,264
Lenovo Group Ltd.	35,135	23,205
Li Ning Co. Ltd.	8,847	28,367
Logan Property Holdings Co. Ltd.	9,750	14,274
Longfor Group Holdings Ltd., 144A	8,295	33,962
Luxshare Precision Industry Co. Ltd., Class A	3,600	17,424
Luye Pharma Group Ltd., 144A (b)	11,644	8,553
Luzhou Laojiao Co. Ltd., Class A	800	9,302
Maanshan Iron & Steel Co. Ltd., Class A	26,500	10,365
Meituan Dianping, Class B*	4,759	62,740
Metallurgical Corp. of China Ltd., Class A	21,100	8,043
Midea Group Co. Ltd., Class A	500	3,862
Momo, Inc., ADR	829	31,029
Muyuan Foodstuff Co. Ltd., Class A	1,300	16,049
NetEase, Inc., ADR	339	106,893
New China Life Insurance Co. Ltd., Class H	4,923	18,961
New Oriental Education & Technology Group, Inc., ADR*	724	87,662
Ninestar Corp., Class A	2,700	10,868
NIO, Inc., ADR*(b)	3,140	7,128
Noah Holdings Ltd., ADR*(b)	190	5,537
OFILM Group Co. Ltd., Class A*	6,200	11,137
Orient Securities Co. Ltd., Class A	1,600	2,212
People’s Insurance Co. Group of China Ltd., Class H	33,693	13,515
PetroChina Co. Ltd., Class A	7,700	6,122
PetroChina Co. Ltd., Class H	95,491	44,037

	Number of Shares	Value
China (Continued)
PICC Property & Casualty Co. Ltd., Class H	37,763	$43,706
Pinduoduo, Inc., ADR*(b)	877	31,528
Ping An Bank Co. Ltd., Class A	3,800	8,264
Ping An Healthcare and Technology Co. Ltd., 144A*	3,100	20,632
Ping An Insurance Group Co. of China Ltd., Class A	2,700	32,112
Ping An Insurance Group Co. of China Ltd., Class H	26,364	298,732
Poly Developments and Holdings Group Co. Ltd., Class A	3,400	6,978
Postal Savings Bank of China Co. Ltd., Class H, 144A	36,685	23,807
Power Construction Corp. of China Ltd., Class A	14,500	8,414
SAIC Motor Corp. Ltd., Class A	2,000	6,614
Seazen Group Ltd.*(b)	10,549	11,239
Semiconductor Manufacturing International Corp.*(b)	12,721	16,218
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	9,093	10,977
Shanghai Electric Group Co. Ltd., Class H	14,557	4,482
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H (b)	3,305	9,288
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	3,931	3,597
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	5,098	9,144
Shanghai Pudong Development Bank Co. Ltd., Class A	9,300	15,754
Shenwan Hongyuan Group Co. Ltd., Class A	11,900	8,056
Shenzhen Kingdom Sci-Tech Co. Ltd., Class A*	3,900	10,245
Shenzhou International Group Holdings Ltd.	3,696	48,726
SINA Corp.*	378	13,188
Sino-Ocean Group Holding Ltd.	13,001	4,816
Sinopec Engineering Group Co. Ltd., Class H	7,834	4,593
Sinopec Shanghai Petrochemical Co. Ltd., Class H	16,218	4,496
Sinopharm Group Co. Ltd., Class H	6,046	19,965
Sinotruk Hong Kong Ltd.	3,686	6,225
SOHO China Ltd.	10,116	3,489
Sunac China Holdings Ltd.	10,978	53,501
Sunny Optical Technology Group Co. Ltd.	3,139	51,448
TAL Education Group, ADR*(b)	1,981	87,679
Tencent Holdings Ltd.	27,117	1,149,382
Tencent Music Entertainment Group, ADR*(b)	423	5,258
Tianma Microelectronics Co. Ltd., Class A	1,000	2,180
Tingyi Cayman Islands Holding Corp.	11,317	18,418

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
China (Continued)
TravelSky Technology Ltd., Class H	4,761	$11,592
Trip.com Group Ltd., ADR*	2,264	75,255
Tsingtao Brewery Co. Ltd., Class H	1,980	12,242
Uni-President China Holdings Ltd.	11,236	11,411
Vipshop Holdings Ltd., ADR*	2,092	26,736
Wanhua Chemical Group Co. Ltd., Class A	2,400	16,525
Want Want China Holdings Ltd.	29,747	25,612
Weibo Corp., ADR*	244	10,446
Weichai Power Co. Ltd., Class H	13,085	22,365
Wens Foodstuffs Group Co. Ltd., Class A	1,200	6,110
Wuliangye Yibin Co. Ltd., Class A	1,600	29,026
WuXi AppTec Co. Ltd., Class A	1,200	15,018
WuXi AppTec Co. Ltd., Class H, 144A	703	8,159
Wuxi Biologics Cayman, Inc., 144A*	2,812	31,773
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	2,300	12,365
Xiaomi Corp., Class B, 144A*	41,463	47,406
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	5,788	6,440
Xinyi Solar Holdings Ltd.	15,406	9,466
Yangzijiang Shipbuilding Holdings Ltd.	10,700	8,058
Yanzhou Coal Mining Co. Ltd., Class H	11,122	9,832
Yihai International Holding Ltd.*	2,266	14,416
Yum China Holdings, Inc.	1,815	80,804
YY, Inc., ADR*(b)	235	14,991
Zhaojin Mining Industry Co. Ltd., Class H	8,500	8,795
Zhejiang Dahua Technology Co. Ltd., Class A	4,800	11,565
Zhejiang Expressway Co. Ltd., Class H	6,370	5,574
Zhongsheng Group Holdings Ltd.	2,526	8,955
Zhuzhou CRRC Times Electric Co. Ltd., Class H	3,224	11,017
Zijin Mining Group Co. Ltd., Class H	29,355	10,987
ZTE Corp., Class H*	3,812	10,153
ZTO Express Cayman, Inc., ADR	1,769	37,644

		8,260,918

Colombia — 0.1%
Bancolombia SA	1,042	12,349
Ecopetrol SA	23,874	22,333
Grupo Argos SA	1,348	6,730
Grupo de Inversiones Suramericana SA	1,145	10,548
Interconexion Electrica SA ESP	1,750	9,444

		61,404

Cyprus — 0.0%
Polymetal International PLC	1,051	15,776

Czech Republic — 0.0%
CEZ AS	1,048	23,210
Komercni banka AS	359	12,294
Moneta Money Bank AS, 144A	1,848	6,137

		41,641

	Number of Shares	Value
Denmark — 1.2%
A.P. Moller — Maersk A/S, Class A	16	$20,772
A.P. Moller — Maersk A/S, Class B	31	43,323
Carlsberg A/S, Class B	525	75,521
Chr Hansen Holding A/S	521	39,562
Coloplast A/S, Class B	588	69,463
Danske Bank A/S	2,742	37,018
Demant A/S*	533	16,307
DSV PANALPINA A/S	1,052	114,536
Genmab A/S*	310	72,219
H Lundbeck A/S	327	12,526
ISS A/S	766	17,580
Novo Nordisk A/S, Class B	8,376	470,788
Novozymes A/S, Class B	1,066	50,926
Orsted A/S, 144A	875	80,635
Pandora A/S	477	19,201
Tryg A/S	526	15,124
Vestas Wind Systems A/S	969	92,212

		1,247,713

Egypt — 0.0%
Commercial International Bank Egypt SAE	6,350	31,041
Eastern Co. SAE	4,376	4,064
ElSewedy Electric Co.	4,141	3,090

		38,195

Finland — 0.7%
Elisa OYJ	689	36,823
Fortum OYJ	2,176	51,278
Kone OYJ, Class B	1,657	103,726
Metso OYJ	528	20,243
Neste OYJ	1,959	66,214
Nokia OYJ	26,954	95,366
Nokian Renkaat OYJ	592	16,018
Nordea Bank Abp	14,697	104,080
Nordea Bank Abp	208	1,474
Orion OYJ, Class B	562	24,457
Sampo OYJ, Class A	2,086	84,342
Stora Enso OYJ, Class R	2,629	35,336
UPM-Kymmene OYJ	2,493	83,275
Wartsila OYJ Abp	2,146	21,600

		744,232

France — 7.2%
Accor SA	901	38,544
Aeroports de Paris	131	25,617
Air Liquide SA	2,294	310,984
Airbus SE	2,779	408,421
Alstom SA	750	32,704
Amundi SA, 144A	306	23,160
Arkema SA	339	35,129
Atos SE	430	36,515
AXA SA	9,261	251,959
BioMerieux	184	16,633
BNP Paribas SA	5,283	296,660
Bollore SA*	18	76
Bollore SA	3,253	13,905
Bouygues SA	929	37,951

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
France (Continued)
Bureau Veritas SA	1,410	$36,909
Capgemini SE	763	90,238
Carrefour SA	2,696	44,493
Casino Guichard Perrachon SA (b)	395	17,381
Cie de Saint-Gobain	2,116	85,672
Cie Generale des Etablissements Michelin SCA	772	92,621
CNP Assurances	886	17,492
Covivio REIT	257	28,427
Credit Agricole SA	5,367	73,408
Danone SA	2,952	243,006
Dassault Aviation SA	13	17,688
Dassault Systemes SE	605	95,314
Edenred	1,145	56,828
Eiffage SA	360	39,304
Electricite de France SA	2,883	29,615
Engie SA	8,795	139,141
EssilorLuxottica SA	1,350	209,709
Eurazeo SE	194	13,219
Eutelsat Communications SA (b)	884	14,501
Faurecia SE	361	19,146
Gecina SA REIT	217	37,486
Getlink SE	2,446	41,257
Hermes International	146	109,377
ICADE REIT	160	16,014
Iliad SA (b)	119	15,149
Ingenico Group SA	291	31,053
Ipsen SA	182	20,552
JCDecaux SA	443	12,689
Kering SA	365	219,839
Klepierre SA REIT	993	35,631
Legrand SA	1,266	99,976
L’Oreal SA	1,239	353,127
LVMH Moet Hennessy Louis Vuitton SE	1,321	592,763
Natixis SA	4,514	18,863
Orange SA (b)	9,621	158,992
Pernod Ricard SA (b)	1,006	184,755
Peugeot SA	2,821	68,125
Publicis Groupe SA	972	42,770
Remy Cointreau SA (b)	96	12,364
Renault SA	928	44,427
Safran SA	1,563	255,625
Sanofi	5,348	497,924
Sartorius Stedim Biotech	134	21,273
Schneider Electric SE	2,656	256,328
SCOR SE	731	31,400
SEB SA	141	21,903
Societe Generale SA	3,484	109,623
Sodexo SA	393	45,808
Suez	1,708	25,281
Teleperformance	260	61,585
Thales SA	502	49,178
TOTAL SA	11,208	588,252
Ubisoft Entertainment SA*	468	28,409
Unibail-Rodamco-Westfield REIT	523	81,761
Unibail-Rodamco-Westfield CDI	2,774	21,709

	Number of Shares	Value
France (Continued)
Valeo SA	1,163	$45,819
Veolia Environnement SA	2,551	65,315
Vinci SA	2,373	258,767
Vivendi SA	4,433	121,705
Wendel SA	130	17,516
Worldline SA, 144A*	400	25,890

		7,638,650

Germany — 5.3%
adidas AG	860	267,895
Allianz SE	1,970	471,726
Axel Springer SE	216	14,873
BASF SE	4,474	336,257
Bayer AG	4,461	337,639
Bayerische Motoren Werke AG	1,643	132,680
Beiersdorf AG	467	54,459
Brenntag AG	737	39,307
Carl Zeiss Meditec AG	197	24,091
Commerzbank AG	5,189	30,076
Continental AG	531	69,381
Covestro AG, 144A	845	39,565
Daimler AG	4,125	232,679
Delivery Hero SE, 144A*	537	28,397
Deutsche Bank AG (c)	9,455	68,166
Deutsche Boerse AG	933	143,133
Deutsche Lufthansa AG	1,043	19,787
Deutsche Post AG	4,779	178,169
Deutsche Telekom AG	15,315	257,070
Deutsche Wohnen SE	1,792	69,987
E.ON SE	10,660	111,546
Evonik Industries AG	962	27,916
Fraport AG Frankfurt Airport Services Worldwide	221	18,826
Fresenius Medical Care AG & Co. KGaA	1,042	76,409
Fresenius SE & Co. KGaA	1,974	107,955
GEA Group AG	835	26,834
Hannover Rueck SE	275	51,050
HeidelbergCement AG	650	48,051
Henkel AG & Co. KGaA	493	47,688
HOCHTIEF AG	90	11,056
Infineon Technologies AG	6,027	128,735
KION Group AG	372	24,680
Knorr-Bremse AG	228	22,175
LANXESS AG	449	29,927
Merck KGaA	619	72,287
METRO AG	884	14,243
MTU Aero Engines AG	238	64,476
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	647	185,756
Puma SE	500	37,568
RWE AG	2,462	72,990
SAP SE	4,684	637,202
Siemens AG	3,663	472,641
Siemens Healthineers AG, 144A	638	30,941
Symrise AG	585	56,741
Telefonica Deutschland Holding AG	3,110	9,494

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
Germany (Continued)
thyssenkrupp AG (b)	2,031	$25,463
TUI AG	2,080	28,610
Uniper SE	923	29,794
United Internet AG	583	19,751
Volkswagen AG	155	29,568
Vonovia SE	2,338	121,808
Wirecard AG (b)	568	74,967
Zalando SE, 144A*	503	21,668

		5,554,153

Greece — 0.1%
Alpha Bank AE*	7,127	14,997
Eurobank Ergasias SA*	12,640	13,313
FF Group*(d)	197	1,042
Hellenic Telecommunications Organization SA	1,306	19,625
JUMBO SA	642	12,873
Motor Oil Hellas Corinth Refineries SA	235	5,499
National Bank of Greece SA*	2,248	7,613
OPAP SA	752	9,246

		84,208

Hong Kong — 3.1%
AIA Group Ltd.	57,703	577,911
Alibaba Health Information Technology Ltd.*	14,938	16,907
Alibaba Pictures Group Ltd.*	56,769	9,428
ASM Pacific Technology Ltd.	1,169	15,262
Bank of East Asia Ltd. (b)	5,962	13,450
Beijing Enterprises Holdings Ltd.	3,220	14,232
Beijing Enterprises Water Group Ltd.*	32,433	15,910
BOC Hong Kong Holdings Ltd.	17,995	61,148
Brilliance China Automotive Holdings Ltd.	15,169	15,657
Budweiser Brewing Co. APAC Ltd., 144A*	5,700	20,315
China Ding Yi Feng Holdings Ltd. (d)	7,780	22,938
China Everbright International Ltd.	18,662	14,113
China Everbright Ltd.	8,000	12,877
China First Capital Group Ltd.*	28,159	1,475
China Gas Holdings Ltd.	9,100	33,828
China Jinmao Holdings Group Ltd.	31,925	21,207
China Mengniu Dairy Co. Ltd.*	13,746	52,592
China Merchants Port Holdings Co. Ltd.	6,845	10,650
China Mobile Ltd.	29,419	221,731
China Overseas Land & Investment Ltd.	17,664	59,233
China Resources Beer Holdings Co. Ltd.	6,042	31,645
China Resources Cement Holdings Ltd.	11,672	13,971
China Resources Gas Group Ltd.	4,884	27,202
China Resources Land Ltd.	13,858	59,925
China Resources Power Holdings Co. Ltd.	8,490	11,041
China State Construction International Holdings Ltd.	13,742	10,831

	Number of Shares	Value
Hong Kong (Continued)
China Taiping Insurance Holdings Co. Ltd.	9,224	$21,328
China Unicom Hong Kong Ltd.	27,042	23,145
CITIC Ltd.	29,488	36,916
CK Asset Holdings Ltd.	11,775	78,294
CK Hutchison Holdings Ltd.	12,895	117,122
CK Infrastructure Holdings Ltd.	3,415	23,121
CLP Holdings Ltd.	7,819	80,607
COSCO SHIPPING Ports Ltd.	8,735	7,108
Dairy Farm International Holdings Ltd.	1,700	9,945
Far East Horizon Ltd.	12,824	11,648
Galaxy Entertainment Group Ltd.	9,456	61,848
Geely Automobile Holdings Ltd.	24,220	45,296
Guangdong Investment Ltd.	15,071	31,151
Haier Electronics Group Co. Ltd.	5,353	14,873
Hang Lung Properties Ltd.	9,627	19,726
Hang Seng Bank Ltd.	3,666	74,743
Henderson Land Development Co. Ltd.	7,110	34,196
HK Electric Investments & HK Electric Investments Ltd. (a)	12,644	12,389
HKT Trust & HKT Ltd. (a)	18,549	27,203
Hong Kong & China Gas Co. Ltd.	47,722	90,957
Hong Kong Exchanges & Clearing Ltd.	5,737	181,167
Hongkong Land Holdings Ltd.	5,600	30,800
Hutchison China MediTech Ltd., ADR*	260	6,269
Jardine Matheson Holdings Ltd.	1,021	57,401
Jardine Strategic Holdings Ltd.	1,146	36,385
Kerry Properties Ltd.	4,014	12,947
Kingboard Holdings Ltd.	3,729	10,266
Kunlun Energy Co. Ltd.	16,221	13,738
Lee & Man Paper Manufacturing Ltd.	6,135	4,154
Link REIT	10,038	102,585
Melco Resorts & Entertainment Ltd., ADR	1,168	24,855
MTR Corp. Ltd.	7,016	39,346
New World Development Co. Ltd.	28,609	37,351
Nine Dragons Paper Holdings Ltd.	12,519	12,746
NWS Holdings Ltd.	5,775	7,746
PCCW Ltd.	13,612	8,207
Power Assets Holdings Ltd.	6,553	45,581
Shanghai Industrial Holdings Ltd.	2,537	4,570
Shenzhen International Holdings Ltd.	3,792	8,012
Shimao Property Holdings Ltd.	6,607	23,928
Sino Biopharmaceutical Ltd.	31,115	40,146
Sino Land Co. Ltd.	16,209	24,309
SJM Holdings Ltd.	12,719	12,966
SSY Group Ltd.	7,414	5,834
Sun Art Retail Group Ltd.	11,832	13,392
Sun Hung Kai Properties Ltd.	7,331	106,668
Swire Pacific Ltd., Class A	2,782	25,037
Swire Properties Ltd.	6,234	19,392
Techtronic Industries Co. Ltd.	5,980	44,957
Vitasoy International Holdings Ltd.	3,291	12,654
WH Group Ltd., 144A	45,394	46,623
Wharf Real Estate Investment Co. Ltd.	5,851	32,476
Wheelock & Co. Ltd.	3,725	23,150
Yue Yuen Industrial Holdings Ltd.	3,360	9,937

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
Hong Kong (Continued)
Yuexiu Property Co. Ltd.	27,696	$5,909

		3,278,599

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	1,487	14,374
OTP Bank Nyrt	1,170	55,083
Richter Gedeon Nyrt	680	13,028

		82,485

India — 2.3%
Adani Ports & Special Economic Zone Ltd.	2,391	12,734
Ambuja Cements Ltd.	2,048	5,842
Ashok Leyland Ltd.	5,515	6,085
Asian Paints Ltd.	1,164	27,684
Aurobindo Pharma Ltd.	1,595	10,003
Avenue Supermarts Ltd., 144A*	518	13,160
Axis Bank Ltd.	10,031	103,341
Bajaj Auto Ltd.	521	23,066
Bajaj Finance Ltd.	732	41,573
Bajaj Finserv Ltd.	186	23,621
Bharat Forge Ltd.	1,495	9,678
Bharat Petroleum Corp. Ltd.	2,344	16,715
Bharti Airtel Ltd.*	10,908	67,276
Bharti Infratel Ltd.	2,785	10,727
Bosch Ltd.	40	9,001
Britannia Industries Ltd.	312	13,299
Cipla Ltd.	1,780	11,580
Coal India Ltd.	6,331	18,114
Container Corp. Of India Ltd.	1,017	8,208
Dabur India Ltd.	2,705	17,311
Divi’s Laboratories Ltd.	378	9,412
Dr. Reddy’s Laboratories Ltd., ADR	540	21,989
Eicher Motors Ltd.	65	20,732
GAIL India Ltd.	7,774	13,660
Godrej Consumer Products Ltd.	2,049	20,708
Grasim Industries Ltd.	1,418	15,557
Havells India Ltd.	1,193	11,100
HCL Technologies Ltd.	2,863	45,004
HDFC Life Insurance Co. Ltd., 144A	2,389	19,032
Hero MotoCorp Ltd.	557	18,895
Hindalco Industries Ltd.	5,786	16,143
Hindustan Petroleum Corp. Ltd.	2,920	11,503
Hindustan Unilever Ltd.	3,214	91,186
Housing Development Finance Corp. Ltd.	7,910	253,302
ICICI Bank Ltd.	22,424	160,231
ICICI Lombard General Insurance Co. Ltd., 144A	659	12,520
Indian Oil Corp. Ltd.	8,950	16,393
Infosys Ltd., ADR (b)	1,130	11,108
Infosys Ltd.	15,654	151,952
InterGlobe Aviation Ltd., 144A	239	4,811
ITC Ltd.	17,204	59,091
JSW Steel Ltd.	4,127	15,047
Larsen & Toubro Ltd.	2,338	43,364
LIC Housing Finance Ltd.	1,791	11,587
Lupin Ltd.	1,453	16,217

	Number of Shares	Value
India (Continued)
Mahindra & Mahindra Financial Services Ltd.	1,409	$6,911
Mahindra & Mahindra Ltd.	3,735	27,623
Marico Ltd.	2,701	13,551
Maruti Suzuki India Ltd.	444	44,846
Motherson Sumi Systems Ltd.	4,103	7,410
Nestle India Ltd.	124	24,984
NTPC Ltd.	11,858	19,232
Oil & Natural Gas Corp. Ltd.	12,131	22,279
Page Industries Ltd.	15	4,610
Petronet LNG Ltd.	3,652	13,821
Pidilite Industries Ltd.	846	15,366
Piramal Enterprises Ltd.	611	15,420
Power Grid Corp. of India Ltd.	9,465	25,504
REC Ltd.	3,934	7,562
Reliance Industries Ltd.	13,658	295,321
SBI Life Insurance Co. Ltd., 144A	1,643	21,988
Shree Cement Ltd.	41	12,000
Shriram Transport Finance Co. Ltd.	716	11,250
State Bank of India*	9,126	43,488
Sun Pharmaceutical Industries Ltd.	3,997	25,064
Tata Consultancy Services Ltd.	4,182	119,696
Tata Motors Ltd.*	7,221	16,256
Tata Steel Ltd.	1,695	10,101
Tech Mahindra Ltd.	2,303	24,445
Titan Co. Ltd.	1,500	24,249
UltraTech Cement Ltd.	397	23,570
United Spirits Ltd.*	1,067	9,017
UPL Ltd.	2,605	20,816
Vedanta Ltd.	9,028	18,198
Wipro Ltd.	5,503	18,234
Zee Entertainment Enterprises Ltd.	1,706	6,969

		2,469,343

Indonesia — 0.5%
PT Adaro Energy Tbk	47,224	4,118
PT Astra International Tbk	91,574	42,200
PT Bank Central Asia Tbk	46,679	103,915
PT Bank Mandiri Persero Tbk	90,367	44,687
PT Bank Negara Indonesia Persero Tbk	33,270	17,691
PT Bank Rakyat Indonesia Persero Tbk	271,612	78,759
PT Bank Tabungan Negara Persero Tbk	19,578	2,957
PT Barito Pacific Tbk	114,260	11,017
PT Bumi Serpong Damai Tbk*	52,437	4,647
PT Charoen Pokphand Indonesia Tbk	37,001	17,641
PT Gudang Garam Tbk	1,652	5,900
PT Hanjaya Mandala Sampoerna Tbk	34,394	4,718
PT Indah Kiat Pulp & Paper Corp. Tbk	15,846	7,639
PT Indocement Tunggal Prakarsa Tbk	9,248	12,720
PT Indofood CBP Sukses Makmur Tbk	12,161	9,764
PT Indofood Sukses Makmur Tbk	16,417	9,253
PT Jasa Marga Persero Tbk	20,622	7,222
PT Kalbe Farma Tbk	102,044	11,033
PT Pabrik Kertas Tjiwi Kimia Tbk	10,716	6,990
PT Pakuwon Jati Tbk	103,608	4,150
PT Perusahaan Gas Negara Tbk	41,896	5,703

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
Indonesia (Continued)
PT Semen Indonesia Persero Tbk	18,487	$15,007
PT Telekomunikasi Indonesia Persero Tbk	235,963	65,745
PT Unilever Indonesia Tbk	2,298	6,810
PT United Tractors Tbk	9,001	13,353

		513,639

Ireland — 0.6%
AerCap Holdings NV*	649	40,115
AIB Group PLC	3,349	10,958
Bank of Ireland Group PLC	3,786	19,020
CRH PLC	3,771	144,286
DCC PLC	490	41,878
Experian PLC	4,351	144,229
Flutter Entertainment PLC*	380	43,539
James Hardie Industries PLC CDI	2,226	43,604
Kerry Group PLC, Class A	767	98,359
Kingspan Group PLC	740	39,882
Smurfit Kappa Group PLC	985	34,943

		660,813

Isle of Man — 0.0%
GVC Holdings PLC	3,002	33,065

Israel — 0.4%
Azrieli Group Ltd.	195	15,210
Bank Hapoalim BM	5,162	41,630
Bank Leumi Le-Israel BM	7,290	52,877
Check Point Software Technologies Ltd.*	561	66,131
CyberArk Software Ltd.*	173	21,201
Elbit Systems Ltd.	109	18,058
Israel Chemicals Ltd.	3,070	14,397
Israel Discount Bank Ltd., Class A	6,560	30,199
Mizrahi Tefahot Bank Ltd.	626	16,728
Nice Ltd.*	335	50,795
Teva Pharmaceutical Industries Ltd., ADR*	4,938	51,454
Wix.com Ltd.*	210	25,387

		404,067

Italy — 1.3%
Assicurazioni Generali SpA	5,071	103,522
Atlantia SpA	2,300	50,982
Davide Campari-Milano SpA	2,678	24,444
Enel SpA	37,440	282,794
Eni SpA	12,026	181,697
Ferrari NV	601	101,570
FinecoBank Banca Fineco SpA	2,883	35,764
Intesa Sanpaolo SpA	70,566	178,847
Leonardo SpA	2,001	23,401
Mediobanca Banca di Credito Finanziario SpA (b)	3,323	37,159
Moncler SpA	783	34,307
Pirelli & C SpA, 144A	1,760	9,986
Poste Italiane SpA, 144A	2,897	33,799
Prysmian SpA	1,180	26,897
Recordati SpA	498	20,887

	Number of Shares	Value
Italy (Continued)
Snam SpA	10,362	$51,508
Telecom Italia SpA*	40,099	25,101
Telecom Italia SpA-RSP	34,417	21,196
Terna Rete Elettrica Nazionale SpA	6,684	42,931
UniCredit SpA	9,510	131,614

		1,418,406

Japan — 16.1%
ABC-Mart, Inc.	200	13,321
Acom Co. Ltd.	1,700	7,051
Advantest Corp.	1,000	48,879
Aeon Co. Ltd.	3,200	65,283
AEON Financial Service Co. Ltd.	400	6,048
Aeon Mall Co. Ltd.	500	8,035
AGC, Inc.	800	29,199
Air Water, Inc.	1,000	16,061
Aisin Seiki Co. Ltd.	800	30,259
Ajinomoto Co., Inc.	1,900	31,662
Alfresa Holdings Corp.	300	6,197
Alps Alpine Co. Ltd.	1,200	27,091
Amada Holdings Co. Ltd.	1,100	12,261
ANA Holdings, Inc.	600	20,430
Aozora Bank Ltd.	400	10,189
Asahi Group Holdings Ltd.	1,700	81,789
Asahi Intecc Co. Ltd.	1,000	29,144
Asahi Kasei Corp.	5,900	66,274
Astellas Pharma, Inc.	9,000	153,556
Bandai Namco Holdings, Inc.	900	54,573
Bank of Kyoto Ltd.	200	8,250
Benesse Holdings, Inc.	200	5,277
Bridgestone Corp.	2,800	111,918
Brother Industries Ltd.	919	18,220
Calbee, Inc.	300	9,661
Canon, Inc.	4,700	130,108
Casio Computer Co. Ltd.	700	13,347
Central Japan Railway Co.	700	141,305
Chiba Bank Ltd.	3,800	21,664
Chubu Electric Power Co., Inc.	3,300	46,008
Chugai Pharmaceutical Co. Ltd.	1,200	104,788
Chugoku Electric Power Co., Inc.	1,200	15,864
Coca-Cola Bottlers Japan Holdings, Inc.	600	14,411
Concordia Financial Group Ltd.	6,300	25,556
Credit Saison Co. Ltd.	500	8,268
CyberAgent, Inc.	600	20,721
Dai Nippon Printing Co. Ltd.	1,000	26,742
Daicel Corp.	1,000	9,831
Daifuku Co. Ltd.	500	29,099
Dai-ichi Life Holdings, Inc.	5,000	80,535
Daiichi Sankyo Co. Ltd.	2,704	169,520
Daikin Industries Ltd.	1,200	172,619
Daito Trust Construction Co. Ltd.	300	36,686
Daiwa House Industry Co. Ltd.	2,571	78,665
Daiwa House REIT Investment Corp. REIT	11	30,089
Daiwa Securities Group, Inc.	7,800	39,550
Denso Corp.	2,100	93,781
Dentsu, Inc.	900	32,644

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Disco Corp.	100	$21,580
East Japan Railway Co.	1,500	138,002
Eisai Co. Ltd.	1,300	96,323
Electric Power Development Co. Ltd.	700	16,788
FamilyMart Co. Ltd.	1,200	28,329
FANUC Corp.	900	171,893
Fast Retailing Co. Ltd.	300	182,787
Fuji Electric Co. Ltd.	600	18,473
FUJIFILM Holdings Corp.	1,700	80,329
Fujitsu Ltd.	1,000	90,914
Fukuoka Financial Group, Inc.	800	15,239
GMO Payment Gateway, Inc.	200	14,179
Hakuhodo DY Holdings, Inc.	1,200	19,394
Hamamatsu Photonics KK	600	24,311
Hankyu Hanshin Holdings, Inc.	1,100	47,234
Hikari Tsushin, Inc.	100	23,316
Hino Motors Ltd.	1,000	9,785
Hirose Electric Co. Ltd.	105	12,912
Hisamitsu Pharmaceutical Co., Inc.	300	14,718
Hitachi Chemical Co. Ltd.	400	14,399
Hitachi Construction Machinery Co. Ltd.	700	18,457
Hitachi High-Technologies Corp.	400	26,093
Hitachi Ltd.	4,641	182,324
Hitachi Metals Ltd.	700	9,798
Honda Motor Co. Ltd.	7,800	218,561
Hoshizaki Corp.	200	17,487
Hoya Corp.	1,800	164,287
Hulic Co. Ltd.	1,300	14,621
Idemitsu Kosan Co. Ltd.	1,032	28,172
IHI Corp.	600	13,995
Iida Group Holdings Co. Ltd.	500	8,885
Inpex Corp.	5,300	51,763
Isetan Mitsukoshi Holdings Ltd.	1,400	12,471
Isuzu Motors Ltd.	2,700	31,587
ITOCHU Corp.	6,600	143,993
Itochu Techno-Solutions Corp.	400	10,682
J. Front Retailing Co. Ltd.	1,000	13,138
Japan Airlines Co. Ltd.	600	18,649
Japan Airport Terminal Co. Ltd.	200	10,397
Japan Exchange Group, Inc.	2,300	39,106
Japan Post Bank Co. Ltd.	1,800	17,432
Japan Post Holdings Co. Ltd.	7,899	74,259
Japan Post Insurance Co. Ltd.	1,100	18,924
Japan Prime Realty Investment Corp. REIT	3	13,663
Japan Real Estate Investment Corp. REIT	7	47,645
Japan Retail Fund Investment Corp. REIT	13	29,609
Japan Tobacco, Inc.	5,900	134,462
JFE Holdings, Inc.	2,600	33,137
JGC Holdings Corp.	1,000	14,536
JSR Corp.	600	10,618
JTEKT Corp.	1,300	16,153
JXTG Holdings, Inc.	16,050	71,353
Kajima Corp.	2,200	29,004

	Number of Shares	Value
Japan (Continued)
Kakaku.com, Inc.	600	$14,477
Kamigumi Co. Ltd.	500	11,082
Kansai Electric Power Co., Inc.	3,300	37,626
Kansai Paint Co. Ltd.	800	20,158
Kao Corp.	2,300	180,966
Kawasaki Heavy Industries Ltd.	600	13,474
KDDI Corp.	8,500	243,767
Keihan Holdings Co. Ltd.	600	29,327
Keikyu Corp.	1,100	22,622
Keio Corp.	500	32,068
Keisei Electric Railway Co. Ltd.	500	20,602
Keyence Corp.	900	307,853
Kikkoman Corp.	700	35,174
Kintetsu Group Holdings Co. Ltd.	800	45,242
Kirin Holdings Co. Ltd.	3,900	86,334
Kobayashi Pharmaceutical Co. Ltd.	300	24,613
Koito Manufacturing Co. Ltd.	600	30,917
Komatsu Ltd.	4,400	103,191
Konami Holdings Corp.	400	17,615
Konica Minolta, Inc.	2,100	13,756
Kose Corp.	200	31,849
Kubota Corp.	4,700	72,504
Kuraray Co. Ltd.	1,500	18,131
Kurita Water Industries Ltd.	400	11,183
Kyocera Corp.	1,584	107,771
Kyowa Kirin Co. Ltd.	1,000	21,223
Kyushu Electric Power Co., Inc.	1,700	14,972
Kyushu Railway Co.	700	23,823
Lawson, Inc.	300	16,335
LINE Corp.*(b)	200	9,410
Lion Corp.	1,032	20,790
LIXIL Group Corp.	1,600	27,043
M3, Inc.	2,142	58,905
Makita Corp.	1,000	33,073
Marubeni Corp.	7,300	53,902
Marui Group Co. Ltd.	900	21,658
Maruichi Steel Tube Ltd.	200	5,756
Mazda Motor Corp.	2,600	23,041
McDonald’s Holdings Co. Japan Ltd.	300	14,828
Mebuki Financial Group, Inc.	3,644	9,422
Medipal Holdings Corp.	865	18,556
MEIJI Holdings Co. Ltd.	500	33,987
Mercari, Inc.*	400	8,822
MINEBEA MITSUMI, Inc.	1,600	31,048
MISUMI Group, Inc.	1,500	37,139
Mitsubishi Chemical Holdings Corp.	5,700	42,270
Mitsubishi Corp.	6,500	170,198
Mitsubishi Electric Corp.	8,400	115,998
Mitsubishi Estate Co. Ltd.	5,800	106,324
Mitsubishi Gas Chemical Co., Inc.	600	9,385
Mitsubishi Heavy Industries Ltd.	1,500	57,393
Mitsubishi Materials Corp.	500	13,357
Mitsubishi Motors Corp.	4,100	18,355
Mitsubishi Tanabe Pharma Corp.	1,100	20,130
Mitsubishi UFJ Financial Group, Inc.	58,400	308,447
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,500	9,634

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Mitsui & Co. Ltd.	8,000	$141,757
Mitsui Chemicals, Inc.	800	19,171
Mitsui Fudosan Co. Ltd.	4,100	101,999
Mitsui OSK Lines Ltd.	600	15,732
Mizuho Financial Group, Inc.	115,900	179,163
MonotaRO Co. Ltd.	600	16,884
MS&AD Insurance Group Holdings, Inc.	2,200	71,173
Murata Manufacturing Co. Ltd.	2,800	162,288
Nabtesco Corp.	700	21,488
Nagoya Railroad Co. Ltd.	800	25,472
NEC Corp.	1,300	51,962
Nexon Co. Ltd.*	2,360	32,191
NGK Insulators Ltd.	1,000	16,491
NGK Spark Plug Co. Ltd.	800	16,014
NH Foods Ltd.	500	20,968
Nidec Corp.	1,100	162,706
Nikon Corp.	1,600	21,941
Nintendo Co. Ltd.	539	208,548
Nippon Building Fund, Inc. REIT	6	45,060
Nippon Express Co. Ltd.	300	19,022
Nippon Paint Holdings Co. Ltd.	700	37,349
Nippon Prologis REIT, Inc. REIT	10	26,833
Nippon Steel Corp.	4,010	58,819
Nippon Telegraph & Telephone Corp.	3,000	151,487
Nippon Yusen KK	800	13,733
Nissan Chemical Corp.	600	23,763
Nissan Motor Co. Ltd.	11,100	68,838
Nisshin Seifun Group, Inc.	850	15,966
Nissin Foods Holdings Co. Ltd.	240	17,980
Nitori Holdings Co. Ltd.	401	62,831
Nitto Denko Corp.	700	39,267
Nomura Holdings, Inc.	14,800	75,815
Nomura Real Estate Holdings, Inc.	600	14,499
Nomura Real Estate Master Fund, Inc. REIT	19	34,683
Nomura Research Institute Ltd.	1,656	34,934
NSK Ltd.	1,800	17,399
NTT Data Corp.	3,100	42,257
NTT DOCOMO, Inc.	6,342	173,999
Obayashi Corp.	2,800	29,674
Obic Co. Ltd.	300	39,825
Odakyu Electric Railway Co. Ltd.	1,500	36,878
Oji Holdings Corp.	4,522	25,821
Olympus Corp.	5,700	84,572
Omron Corp.	900	52,871
Ono Pharmaceutical Co. Ltd.	1,800	40,373
Oracle Corp.	200	18,400
Oriental Land Co. Ltd.	1,000	138,367
ORIX Corp.	6,400	104,810
Orix JREIT, Inc. REIT	12	26,389
Osaka Gas Co. Ltd.	1,600	29,996
Otsuka Corp.	508	20,352
Otsuka Holdings Co. Ltd.	1,783	77,767
Pan Pacific International Holdings Corp.	2,000	32,415
Panasonic Corp.	11,000	103,714
Park24 Co. Ltd.	400	9,666

	Number of Shares	Value
Japan (Continued)
PeptiDream, Inc.*	500	$22,977
Persol Holdings Co. Ltd.	1,000	18,391
Pigeon Corp.	600	27,902
Pola Orbis Holdings, Inc.	400	9,860
Rakuten, Inc.	4,000	34,681
Recruit Holdings Co. Ltd.	6,400	231,664
Renesas Electronics Corp.*	4,000	26,056
Resona Holdings, Inc.	10,000	42,401
Ricoh Co. Ltd.	3,200	32,949
Rinnai Corp.	100	7,674
Rohm Co. Ltd.	400	33,621
Ryohin Keikaku Co. Ltd.	1,150	26,193
Sankyo Co. Ltd.	200	6,761
Santen Pharmaceutical Co. Ltd.	1,800	33,712
SBI Holdings, Inc.	1,317	27,350
Secom Co. Ltd.	1,000	85,030
Sega Sammy Holdings, Inc.	700	10,098
Seibu Holdings, Inc.	1,300	22,911
Seiko Epson Corp.	1,500	22,831
Sekisui Chemical Co. Ltd.	1,800	31,328
Sekisui House Ltd.	3,200	69,143
Seven & i Holdings Co. Ltd.	3,587	133,642
Seven Bank Ltd.	3,300	10,221
SG Holdings Co. Ltd.	700	16,794
Sharp Corp. (b)	1,600	24,178
Shimadzu Corp.	1,200	36,124
Shimamura Co. Ltd.	100	8,022
Shimano, Inc.	400	64,684
Shimizu Corp.	2,900	27,767
Shin-Etsu Chemical Co. Ltd.	1,700	181,874
Shinsei Bank Ltd.	500	7,871
Shionogi & Co. Ltd.	1,200	70,582
Shiseido Co. Ltd.	1,860	134,332
Shizuoka Bank Ltd.	1,800	13,699
Showa Denko KK	800	21,364
SMC Corp.	300	135,974
Softbank Corp.	8,500	115,399
SoftBank Group Corp.	7,400	287,536
Sohgo Security Services Co. Ltd.	400	20,794
Sompo Holdings, Inc.	1,700	67,034
Sony Corp.	6,100	384,765
Sony Financial Holdings, Inc.	900	20,885
Square Enix Holdings Co. Ltd.	400	19,771
Stanley Electric Co. Ltd.	800	22,146
Subaru Corp.	2,900	75,948
SUMCO Corp.	1,300	20,084
Sumitomo Chemical Co. Ltd.	7,200	32,496
Sumitomo Corp.	5,400	81,354
Sumitomo Dainippon Pharma Co. Ltd.	1,000	18,884
Sumitomo Electric Industries Ltd.	3,200	47,771
Sumitomo Heavy Industries Ltd.	400	11,438
Sumitomo Metal Mining Co. Ltd.	1,200	36,355
Sumitomo Mitsui Financial Group, Inc.	6,300	229,598
Sumitomo Mitsui Trust Holdings, Inc.	1,610	61,588
Sumitomo Realty & Development Co. Ltd.	1,539	53,627
Sumitomo Rubber Industries Ltd.	400	5,083
Sundrug Co. Ltd.	400	14,033

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Suntory Beverage & Food Ltd.	700	$30,378
Suzuken Co. Ltd.	400	17,487
Suzuki Motor Corp.	1,800	79,857
Sysmex Corp.	800	55,453
T&D Holdings, Inc.	3,000	35,302
Taiheiyo Cement Corp.	600	17,350
Taisei Corp.	900	35,316
Taisho Pharmaceutical Holdings Co. Ltd.	200	14,764
Taiyo Nippon Sanso Corp.	500	11,132
Takeda Pharmaceutical Co. Ltd.	6,807	277,056
TDK Corp.	600	63,094
Teijin Ltd.	600	11,287
Terumo Corp.	3,000	105,276
THK Co. Ltd.	700	19,666
Tobu Railway Co. Ltd.	800	29,272
Toho Co. Ltd.	500	20,305
Toho Gas Co. Ltd.	400	15,111
Tohoku Electric Power Co., Inc.	2,100	20,817
Tokio Marine Holdings, Inc.	3,100	168,573
Tokyo Century Corp.	200	10,671
Tokyo Electric Power Co. Holdings, Inc.*	6,900	30,259
Tokyo Electron Ltd.	700	144,534
Tokyo Gas Co. Ltd.	1,700	41,073
Tokyu Corp.	2,300	45,367
Tokyu Fudosan Holdings Corp.	3,000	20,584
Toppan Printing Co. Ltd.	1,500	29,834
Toray Industries, Inc.	6,100	40,349
Toshiba Corp.	2,710	97,303
Tosoh Corp.	1,500	22,338
TOTO Ltd.	640	28,008
Toyo Seikan Group Holdings Ltd.	900	15,680
Toyo Suisan Kaisha Ltd.	400	17,249
Toyoda Gosei Co. Ltd.	100	2,336
Toyota Industries Corp.	700	41,122
Toyota Motor Corp.	10,584	738,574
Toyota Tsusho Corp.	1,000	34,946
Trend Micro, Inc.	600	32,397
Tsuruha Holdings, Inc.	200	23,809
Unicharm Corp.	1,800	58,956
United Urban Investment Corp. REIT (b)	12	23,352
USS Co. Ltd.	1,100	21,326
Welcia Holdings Co. Ltd.	200	12,261
West Japan Railway Co.	800	70,436
Yakult Honsha Co. Ltd.	500	29,327
Yamada Denki Co. Ltd.	2,976	14,845
Yamaha Corp.	700	38,564
Yamaha Motor Co. Ltd.	1,300	27,163
Yamato Holdings Co. Ltd.	1,400	23,944
Yamazaki Baking Co. Ltd.	1,000	18,336
Yaskawa Electric Corp.	1,200	44,073
Yokogawa Electric Corp.	961	17,586
Yokohama Rubber Co. Ltd.	500	10,301
Z Holdings Corp.	12,600	43,399
ZOZO, Inc. (b)	1,033	20,565

		17,074,106

	Number of Shares	Value
Luxembourg — 0.2%
ArcelorMittal SA	2,922	$49,987
Aroundtown SA	4,426	38,434
Eurofins Scientific SE	52	27,304
Millicom International Cellular SA SDR (b)	351	15,699
Reinet Investments SCA	644	12,531
SES SA	2,016	26,752
Tenaris SA	2,226	23,671

		194,378

Macau — 0.1%
Sands China Ltd.	11,322	53,514
Wynn Macau Ltd.	8,449	18,586

		72,100

Malaysia — 0.5%
AirAsia Group Bhd	6,700	2,711
AMMB Holdings Bhd	6,287	6,006
Axiata Group Bhd	13,276	13,128
British American Tobacco Malaysia Bhd	700	2,732
CIMB Group Holdings Bhd	23,413	29,039
Dialog Group Bhd	17,600	14,117
DiGi.Com Bhd	8,844	9,487
Fraser & Neave Holdings Bhd	800	6,654
Gamuda Bhd	13,255	11,933
Genting Bhd	11,700	16,332
Genting Malaysia Bhd	14,618	10,990
Genting Plantations Bhd	1,000	2,471
HAP Seng Consolidated Bhd	2,069	4,904
Hartalega Holdings Bhd	7,400	9,302
Hong Leong Bank Bhd	1,582	6,402
Hong Leong Financial Group Bhd	1,753	6,842
IHH Healthcare Bhd	7,891	10,146
IJM Corp. Bhd	13,600	6,806
IOI Corp. Bhd	13,200	13,748
Kuala Lumpur Kepong Bhd	1,300	7,265
Malayan Banking Bhd	14,580	29,778
Malaysia Airports Holdings Bhd	4,500	8,943
Maxis Bhd	15,300	18,976
MISC Bhd	6,700	13,074
Nestle Malaysia Bhd	300	10,293
Petronas Chemicals Group Bhd	10,857	18,353
Petronas Dagangan Bhd	1,500	8,225
Petronas Gas Bhd	2,841	10,544
PPB Group Bhd	2,440	10,633
Press Metal Aluminium Holdings Bhd	5,200	5,852
Public Bank Bhd	14,500	68,117
RHB Bank Bhd	6,800	9,215
Sime Darby Bhd	13,911	7,494
Sime Darby Plantation Bhd	14,911	17,780
Telekom Malaysia Bhd	4,400	3,961
Tenaga Nasional Bhd	16,000	50,416
Top Glove Corp. Bhd	5,500	5,926
Westports Holdings Bhd	12,000	11,981
YTL Corp. Bhd	15,372	3,073

		503,649

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
Mexico — 0.6%
Alfa SAB de CV, Class A	14,521	$11,406
Alsea SAB de CV*	2,211	5,990
America Movil SAB de CV, Series L	159,797	122,578
Arca Continental SAB de CV	1,860	9,846
Cemex SAB de CV, Series CPO	68,987	25,225
Coca-Cola Femsa SAB de CV	2,372	13,604
El Puerto de Liverpool SAB de CV, Class C1	911	4,492
Fibra Uno Administracion SA de CV REIT	12,883	19,679
Fomento Economico Mexicano SAB de CV	9,296	84,372
Gruma SAB de CV, Class B	1,007	10,145
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,807	18,370
Grupo Aeroportuario del Sureste SAB de CV, Class B	973	16,603
Grupo Bimbo SAB de CV, Series A	7,409	12,807
Grupo Carso SAB de CV, Series A1	2,147	7,176
Grupo Financiero Banorte SAB de CV, Class O	11,543	60,765
Grupo Financiero Inbursa SAB de CV, Class O	10,284	12,207
Grupo Mexico SAB de CV, Series B	15,295	39,953
Grupo Televisa SAB, Series CPO	11,278	24,541
Industrias Penoles SAB de CV	658	6,976
Infraestructura Energetica Nova SAB de CV	2,569	10,535
Kimberly-Clark de Mexico SAB de CV, Class A*	6,367	12,194
Megacable Holdings SAB de CV, Series CPO	2,012	7,124
Orbia Advance Corp. SAB de CV	4,964	10,835
Promotora y Operadora de Infraestructura SAB de CV	1,173	11,214
Wal-Mart de Mexico SAB de CV	25,346	70,615

		629,252

Netherlands — 3.2%
ABN AMRO Bank NV, 144A	1,925	32,851
Adyen NV, 144A*	47	36,049
Aegon NV	9,465	42,670
Akzo Nobel NV	1,126	107,826
ASML Holding NV	2,021	549,955
EXOR NV	506	38,710
Heineken Holding NV	589	56,454
Heineken NV	1,255	130,023
ING Groep NV	18,536	213,278
Koninklijke Ahold Delhaize NV	5,506	141,853
Koninklijke DSM NV	901	115,443
Koninklijke KPN NV	16,343	50,342
Koninklijke Philips NV	4,412	204,854
Koninklijke Vopak NV	359	19,139
NN Group NV	1,442	55,349
NXP Semiconductors NV	1,279	147,827
Prosus NV*	2,453	167,202
QIAGEN NV*	1,122	48,035
Randstad NV	598	34,825

	Number of Shares	Value
Netherlands (Continued)
Royal Dutch Shell PLC, Class A	20,645	$590,364
Royal Dutch Shell PLC, Class B	17,905	507,032
Wolters Kluwer NV	1,278	91,743

		3,381,824

New Zealand — 0.2%
a2 Milk Co. Ltd.*	3,223	32,103
Auckland International Airport Ltd.	4,596	26,636
Fisher & Paykel Healthcare Corp. Ltd.	2,638	37,502
Fletcher Building Ltd.	3,907	13,114
Meridian Energy Ltd.	6,201	18,745
Ryman Healthcare Ltd.	2,877	27,882
Spark New Zealand Ltd.	8,624	25,128

		181,110

Norway — 0.4%
Aker BP ASA	512	14,687
DNB ASA	4,576	76,883
Equinor ASA	4,691	86,453
Gjensidige Forsikring ASA	938	17,659
Mowi ASA	2,172	53,890
Norsk Hydro ASA	6,616	23,409
Orkla ASA	4,034	39,081
Schibsted ASA, Class B	525	13,539
Telenor ASA	3,533	64,498
Yara International ASA	871	32,851

		422,950

Peru — 0.1%
Cia de Minas Buenaventura SAA, ADR (b)	959	14,740
Credicorp Ltd.	327	69,059
Southern Copper Corp.	372	14,147

		97,946

Philippines — 0.3%
Aboitiz Equity Ventures, Inc.	9,127	8,792
Aboitiz Power Corp.	1,600	1,085
Altus San Nicolas Corp.*(d)	170	17
Ayala Corp.	1,540	24,427
Ayala Land, Inc.	36,900	33,040
Bank of the Philippine Islands	2,211	3,740
BDO Unibank, Inc.	10,330	30,859
Globe Telecom, Inc.	160	6,108
GT Capital Holdings, Inc.	293	5,158
International Container Terminal Services, Inc.	4,190	10,192
JG Summit Holdings, Inc.	10,590	16,026
Jollibee Foods Corp.	1,900	7,179
Manila Electric Co.	930	5,838
Megaworld Corp.	49,400	4,307
Metro Pacific Investments Corp.	88,600	7,497
Metropolitan Bank & Trust Co.	8,701	11,344
PLDT, Inc.	680	14,385
Robinsons Land Corp.	8,867	4,572
Security Bank Corp.	520	2,098
SM Investments Corp.	1,245	25,971
SM Prime Holdings, Inc.	51,700	39,679

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
Philippines (Continued)
Universal Robina Corp.	4,860	$14,356

		276,670

Poland — 0.2%
Bank Polska Kasa Opieki SA	979	26,195
CCC SA	144	4,132
CD Projekt SA	312	20,910
Cyfrowy Polsat SA	942	6,715
Dino Polska SA, 144A*	294	10,149
Grupa Lotos SA	446	10,440
KGHM Polska Miedz SA*	614	14,093
LPP SA	3	6,664
mBank SA*	131	12,449
Orange Polska SA*	3,174	5,178
PGE Polska Grupa Energetyczna SA*	4,128	9,193
Polski Koncern Naftowy ORLEN SA	1,418	33,634
Polskie Gornictwo Naftowe i Gazownictwo SA	12,592	14,853
Powszechna Kasa Oszczednosci Bank Polski SA	4,285	39,538
Powszechny Zaklad Ubezpieczen SA	2,925	28,901
Santander Bank Polska SA	173	12,147

		255,191

Portugal — 0.1%
EDP — Energias de Portugal SA	11,309	45,725
Galp Energia SGPS SA	2,426	39,490
Jeronimo Martins SGPS SA	1,102	17,598

		102,813

Qatar — 0.2%
Barwa Real Estate Co.	8,950	8,383
Commercial Bank PSQC	8,970	10,791
Industries Qatar QSC	9,750	27,075
Masraf Al Rayan QSC	18,600	19,669
Mesaieed Petrochemical Holding Co.	20,910	14,933
Qatar Electricity & Water Co. QSC	1,690	7,487
Qatar Fuel QSC	1,750	10,786
Qatar Insurance Co. SAQ	6,920	5,835
Qatar Islamic Bank SAQ	5,600	22,857
Qatar National Bank QPSC	21,900	115,794

		243,610

Romania — 0.0%
NEPI Rockcastle PLC	2,007	16,981

Russia — 1.0%
Alrosa PJSC	12,690	15,365
Evraz PLC	2,311	11,071
Gazprom PJSC	51,292	205,312
Inter RAO UES PJSC	166,179	11,518
LUKOIL PJSC	1,805	172,182
Magnit PJSC, GDR	1,642	18,743
Magnitogorsk Iron & Steel Works PJSC	10,333	6,261
MMC Norilsk Nickel PJSC	312	82,660
Mobile TeleSystems PJSC, ADR	2,392	22,581
Moscow Exchange MICEX-RTS PJSC	6,740	11,073
Novatek PJSC, GDR	445	88,110

	Number of Shares	Value
Russia (Continued)
Novolipetsk Steel PJSC	5,737	$11,540
PhosAgro PJSC, GDR	523	6,443
Polyus PJSC	81	8,675
Rosneft Oil Co. PJSC	5,068	34,737
Sberbank of Russia PJSC	50,186	182,507
Severstal PJSC	1,033	14,578
Surgutneftegas PJSC	35,179	24,112
Tatneft PJSC	7,285	83,833
VTB Bank PJSC	14,087,984	9,926
X5 Retail Group NV, GDR	530	17,661

		1,038,888

Saudi Arabia — 0.6%
Advanced Petrochemical Co.	842	10,531
Al Rajhi Bank	6,102	101,212
Alinma Bank	2,274	13,826
Almarai Co. JSC	788	10,349
Arab National Bank	2,846	19,353
Bank AlBilad	1,067	7,341
Banque Saudi Fransi	3,056	27,300
Dar Al Arkan Real Estate Development Co.*	4,027	12,457
Etihad Etisalat Co.*	2,668	15,994
Jarir Marketing Co.	225	9,492
National Commercial Bank	6,061	74,348
Rabigh Refining & Petrochemical Co.*	1,926	9,892
Riyad Bank	6,386	37,464
Sahara International Petrochemical Co.	2,629	10,937
Samba Financial Group	5,243	40,756
Saudi Arabian Fertilizer Co.	492	9,617
Saudi Arabian Mining Co.*	2,313	26,491
Saudi Basic Industries Corp.	3,746	90,903
Saudi British Bank	2,869	26,089
Saudi Cement Co.	623	11,297
Saudi Electricity Co.	2,882	15,586
Saudi Kayan Petrochemical Co.*	5,149	13,840
Saudi Telecom Co.	2,064	51,297
Savola Group*	735	6,154
Yanbu National Petrochemical Co.	672	8,978

		661,504

Singapore — 0.8%
Ascendas Real Estate Investment Trust REIT	14,152	30,835
BOC Aviation Ltd., 144A	771	7,284
CapitaLand Commercial Trust REIT	13,307	19,556
CapitaLand Ltd.	11,057	29,751
CapitaLand Mall Trust REIT	13,109	24,153
City Developments Ltd.	1,800	13,608
ComfortDelGro Corp. Ltd.	11,100	19,072
DBS Group Holdings Ltd.	8,600	158,770
Genting Singapore Ltd.	34,700	23,468
Jardine Cycle & Carriage Ltd.	400	8,961
Keppel Corp. Ltd.	7,000	34,394
Oversea-Chinese Banking Corp. Ltd.	15,670	123,509
SATS Ltd.	3,200	11,652
Sembcorp Industries Ltd.	3,900	6,245

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
Singapore (Continued)
Singapore Airlines Ltd.	2,600	$17,470
Singapore Exchange Ltd.	3,293	21,308
Singapore Press Holdings Ltd.	5,300	8,525
Singapore Technologies Engineering Ltd.	7,630	23,040
Singapore Telecommunications Ltd.	38,600	95,392
Suntec Real Estate Investment Trust REIT	8,728	11,742
United Overseas Bank Ltd.	6,022	113,686
UOL Group Ltd.	1,900	10,780
Venture Corp. Ltd.	1,500	17,405
Wilmar International Ltd.	7,200	21,531

		852,137

South Africa — 1.2%
Absa Group Ltd.	3,250	32,651
Anglo American Platinum Ltd.	289	23,905
AngloGold Ashanti Ltd.	1,992	37,246
Aspen Pharmacare Holdings Ltd.*	2,324	18,614
Bid Corp. Ltd.	1,458	32,091
Bidvest Group Ltd.	1,587	21,975
Capitec Bank Holdings Ltd.	233	22,529
Clicks Group Ltd.	1,118	19,102
Discovery Ltd.	2,165	17,438
Exxaro Resources Ltd.	1,334	12,134
FirstRand Ltd.	16,891	72,160
Fortress REIT Ltd., Class A REIT	3,249	4,378
Foschini Group Ltd.	1,092	11,561
Gold Fields Ltd.	4,672	24,527
Growthpoint Properties Ltd. REIT	13,450	20,930
Impala Platinum Holdings Ltd.*	3,750	28,807
Investec Ltd. (b)	794	4,561
Kumba Iron Ore Ltd. (b)	322	8,257
Liberty Holdings Ltd.	392	2,981
Life Healthcare Group Holdings Ltd. (b)	7,262	12,247
Momentum Metropolitan Holdings	4,510	6,261
Mr Price Group Ltd. (b)	1,054	12,584
MTN Group Ltd.	7,886	49,695
MultiChoice Group*	2,122	17,549
Naspers Ltd., Class N	2,101	300,269
Nedbank Group Ltd.	1,937	28,940
Old Mutual Ltd.	25,843	32,687
Pick n Pay Stores Ltd.	1,575	7,294
PSG Group Ltd.	613	9,754
Rand Merchant Investment Holdings Ltd.	2,401	4,945
Redefine Properties Ltd. REIT (b)	25,171	14,133
Remgro Ltd.	2,503	32,820
RMB Holdings Ltd.	4,548	25,024
Sanlam Ltd.	8,891	46,347
Sasol Ltd.	2,782	50,106
Shoprite Holdings Ltd.	2,484	21,718
Sibanye Gold Ltd.*	10,652	20,987
SPAR Group Ltd. (b)	744	10,452
Standard Bank Group Ltd.	5,826	65,875
Telkom SA SOC Ltd. (b)	799	2,556

	Number of Shares	Value
South Africa (Continued)
Tiger Brands Ltd.	896	$12,488
Vodacom Group Ltd. (b)	2,756	22,773
Woolworths Holdings Ltd.	4,604	16,389

		1,239,740

South Korea — 2.8%
Amorepacific Corp.	175	28,002
AMOREPACIFIC Group	153	10,518
BGF retail Co. Ltd.	34	4,836
BNK Financial Group, Inc.	1,253	7,383
Celltrion Healthcare Co. Ltd.*	330	13,760
Celltrion, Inc.*	400	58,926
Cheil Worldwide, Inc.	320	6,407
CJ CheilJedang Corp.	28	5,879
CJ Corp.	92	7,174
CJ ENM Co. Ltd.	75	9,690
CJ Logistics Corp.*	30	4,000
Daelim Industrial Co. Ltd.	137	10,427
Daewoo Engineering & Construction Co. Ltd.*	556	2,099
Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	202	4,506
DB Insurance Co. Ltd.	302	14,242
Doosan Bobcat, Inc.	341	9,036
E-MART, Inc.	89	9,871
Fila Korea Ltd.	235	10,266
GS Engineering & Construction Corp.	342	8,686
GS Holdings Corp.	314	12,721
GS Retail Co. Ltd.	176	5,677
Hana Financial Group, Inc.	1,391	42,102
Hankook Tire & Technology Co. Ltd.	370	10,416
Hanmi Pharm. Co. Ltd.	18	4,869
Hanon Systems	837	7,653
Hanwha Chemical Corp.	647	9,613
Hanwha Corp.	204	4,240
Hanwha Life Insurance Co. Ltd.	1,227	2,379
HDC Hyundai Development Co-Engineering & Construction, Class E	113	2,645
Helixmith Co. Ltd.*	75	5,772
HLB, Inc.*	134	13,058
Hotel Shilla Co. Ltd.	152	10,900
Hyundai Department Store Co. Ltd.	69	4,860
Hyundai Engineering & Construction Co. Ltd.	346	11,996
Hyundai Glovis Co. Ltd.	90	11,468
Hyundai Heavy Industries Holdings Co. Ltd.	46	13,475
Hyundai Marine & Fire Insurance Co. Ltd.	450	10,668
Hyundai Mobis Co. Ltd.	312	64,717
Hyundai Motor Co.	695	71,198
Hyundai Steel Co.	430	11,559
Industrial Bank of Korea	1,123	11,172
Kakao Corp.	236	31,070
Kangwon Land, Inc.	553	13,741
KB Financial Group, Inc.	1,904	74,232

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
South Korea (Continued)
KCC Corp.	18	$3,307
Kia Motors Corp.	1,266	46,357
Korea Aerospace Industries Ltd.	362	11,432
Korea Electric Power Corp.*	1,204	28,440
Korea Gas Corp.	117	3,705
Korea Investment Holdings Co. Ltd.	206	12,505
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	196	19,913
Korea Zinc Co. Ltd.	32	10,999
Korean Air Lines Co. Ltd.	382	8,005
KT&G Corp.	565	46,782
Kumho Petrochemical Co. Ltd.	50	3,094
LG Chem Ltd.	221	57,348
LG Corp.	471	28,312
LG Display Co. Ltd.*	1,066	13,267
LG Electronics, Inc.	477	28,229
LG Household & Health Care Ltd.	49	52,479
LG Innotek Co. Ltd.	88	9,089
LG Uplus Corp.	302	3,426
Lotte Chemical Corp.	94	17,508
Lotte Corp.	188	5,674
Lotte Shopping Co. Ltd.	54	6,058
Medy-Tox, Inc.	18	4,607
Meritz Securities Co. Ltd.	1,307	4,703
Mirae Asset Daewoo Co. Ltd.	1,783	10,914
NAVER Corp.	677	98,585
NCSoft Corp.	85	35,478
Netmarble Corp., 144A*	77	5,737
NH Investment & Securities Co. Ltd.	628	6,593
OCI Co. Ltd.	87	4,559
Orange Life Insurance Ltd., 144A	143	3,457
Orion Corp.	120	10,464
Ottogi Corp.	8	3,773
Pan Ocean Co. Ltd.*	973	3,460
Pearl Abyss Corp.*	18	2,824
POSCO	378	73,766
POSCO Chemical Co. Ltd.	133	5,416
Posco International Corp.	351	5,423
S-1 Corp.	77	6,102
Samsung Biologics Co. Ltd., 144A*	85	28,318
Samsung C&T Corp.	373	31,232
Samsung Card Co. Ltd.	213	6,690
Samsung Electro-Mechanics Co. Ltd.	296	27,817
Samsung Electronics Co. Ltd.	22,228	946,593
Samsung Engineering Co. Ltd.*	680	10,823
Samsung Fire & Marine Insurance Co. Ltd.	149	29,330
Samsung Heavy Industries Co. Ltd.*	2,475	14,584
Samsung Life Insurance Co. Ltd.	335	20,307
Samsung SDI Co. Ltd.	278	54,369
Samsung SDS Co. Ltd.	164	27,145
Samsung Securities Co. Ltd.	383	11,706
Shinhan Financial Group Co. Ltd.	2,080	76,691
Shinsegae Inc.	19	4,528
SK Holdings Co. Ltd.	153	33,355
SK Hynix, Inc.	2,626	179,862
SK Innovation Co. Ltd.	260	32,248
SK Telecom Co. Ltd.	77	16,037

	Number of Shares	Value
South Korea (Continued)
S-Oil Corp.	231	$17,445
Woongjin Coway Co. Ltd.	184	13,958
Woori Financial Group, Inc.	2,235	22,139
Yuhan Corp.	38	6,949

		3,001,825

Spain — 1.8%
ACS Actividades de Construccion y Servicios SA	1,312	51,067
Aena SME SA, 144A	312	57,300
Amadeus IT Group SA	2,090	166,475
Banco Bilbao Vizcaya Argentaria SA	31,846	167,758
Banco de Sabadell SA	30,378	33,702
Banco Santander SA	2,940	10,876
Banco Santander SA	75,352	293,625
Bankia SA	4,763	9,228
Bankinter SA	3,205	22,414
CaixaBank SA	16,894	49,862
Cellnex Telecom SA, 144A*	1,299	55,813
Enagas SA	1,063	26,479
Endesa SA	1,511	41,084
Ferrovial SA*	35	1,039
Ferrovial SA	2,282	67,754
Grifols SA (b)	1,472	50,289
Iberdrola SA	28,467	280,001
Industria de Diseno Textil SA	5,347	166,474
Mapfre SA	8,795	24,795
Naturgy Energy Group SA	1,517	39,442
Red Electrica Corp. SA	1,969	38,504
Repsol SA	6,924	109,007
Siemens Gamesa Renewable Energy SA	1,142	18,224
Telefonica SA	22,249	170,406

		1,951,618

Sweden — 1.6%
Alfa Laval AB	1,262	31,042
Assa Abloy AB, Class B	4,693	111,419
Atlas Copco AB, Class A	3,156	115,622
Atlas Copco AB, Class B	1,922	62,126
Boliden AB	1,392	35,897
Electrolux AB, Series B	1,214	31,192
Epiroc AB, Class A	3,063	35,753
Epiroc AB, Class B	2,244	25,221
Essity AB, Class B	3,019	94,874
Hennes & Mauritz AB, Class B (b)	3,907	75,398
Hexagon AB, Class B	1,291	72,973
Husqvarna AB, Class B	1,995	15,576
ICA Gruppen AB (b)	359	15,667
Industrivarden AB, Class C	805	18,666
Investor AB, Class B	2,127	112,411
Kinnevik AB, Class B	1,099	25,163
L E Lundbergforetagen AB, Class B	374	14,822
Lundin Petroleum AB	901	27,769
Sandvik AB	5,364	97,528
Securitas AB, Class B	1,486	24,637
Skandinaviska Enskilda Banken AB, Class A	7,580	64,988

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
Sweden (Continued)
Skanska AB, Class B	1,638	$36,187
SKF AB, Class B	1,762	33,646
Svenska Handelsbanken AB, Class A	6,945	68,158
Swedbank AB, Class A	4,272	55,618
Swedish Match AB	899	43,053
Tele2 AB, Class B	2,416	35,642
Telefonaktiebolaget LM Ericsson, Class B	14,837	133,683
Telia Co. AB	13,623	58,954
Volvo AB, Class B	7,055	109,049

		1,682,734

Switzerland — 6.2%
ABB Ltd.	8,707	190,422
Adecco Group AG	789	48,776
Alcon, Inc.*	2,082	114,947
Baloise Holding AG	224	38,931
Barry Callebaut AG	11	22,110
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	10	76,250
Cie Financiere Richemont SA	2,489	189,562
Clariant AG*	1,066	22,024
Coca-Cola HBC AG*	1,059	35,324
Credit Suisse Group AG*	12,096	158,518
Dufry AG*	161	15,710
EMS-Chemie Holding AG	39	24,200
Geberit AG	168	90,182
Givaudan SA	48	141,072
Glencore PLC*	53,282	168,077
Julius Baer Group Ltd.*	1,086	51,129
Kuehne + Nagel International AG	273	44,390
LafargeHolcim Ltd.*	2,336	120,444
Lonza Group AG*	367	124,633
Nestle SA	13,988	1,453,633
Novartis AG	10,214	940,301
Pargesa Holding SA	219	17,279
Partners Group Holding AG	84	70,829
Roche Holding AG	3,362	1,036,168
Schindler Holding AG	89	21,289
Schindler Holding AG Participation Certificates	203	50,608
SGS SA	25	65,050
Sika AG	628	109,303
Sonova Holding AG	249	56,847
STMicroelectronics NV	3,448	84,710
Straumann Holding AG	48	46,176
Swatch Group AG — Bearer	156	43,680
Swatch Group AG — Registered	212	11,300
Swiss Life Holding AG	161	79,824
Swiss Prime Site AG	444	46,886
Swiss Re AG	1,487	161,042
Swisscom AG	132	68,323
Temenos AG*	308	46,724
UBS Group AG*	18,279	221,542
Vifor Pharma AG	207	36,908
Zurich Insurance Group AG	714	280,102

		6,625,225

	Number of Shares	Value
Taiwan — 3.1%
Acer, Inc.	17,300	$10,178
Advantech Co. Ltd.	1,525	14,970
Airtac International Group	1,110	16,044
ASE Technology Holding Co. Ltd.	15,527	38,473
Asia Cement Corp.	10,572	15,749
Asustek Computer, Inc.	3,170	23,949
AU Optronics Corp.	46,038	13,248
Catcher Technology Co. Ltd.	3,107	25,408
Cathay Financial Holding Co. Ltd.	37,164	50,794
Chailease Holding Co. Ltd.	5,065	22,660
Chang Hwa Commercial Bank Ltd.	20,224	15,212
Cheng Shin Rubber Industry Co. Ltd.	9,594	13,081
Chicony Electronics Co. Ltd.	2,237	6,489
China Development Financial Holding Corp.	86,713	27,596
China Life Insurance Co. Ltd.*	8,087	6,719
China Steel Corp.	58,650	44,982
Chunghwa Telecom Co. Ltd.	18,285	67,721
Compal Electronics, Inc.	22,036	13,578
CTBC Financial Holding Co. Ltd.	89,804	64,313
Delta Electronics, Inc.	9,548	43,812
E.Sun Financial Holding Co. Ltd.	53,904	47,790
Eclat Textile Co. Ltd.	1,246	16,172
Eva Airways Corp.	10,317	4,734
Far Eastern New Century Corp.	15,056	14,681
Far EasTone Telecommunications Co. Ltd.	9,250	22,162
Feng TAY Enterprise Co. Ltd.	2,138	13,384
First Financial Holding Co. Ltd.	51,871	39,017
Formosa Chemicals & Fibre Corp.	16,897	48,348
Formosa Petrochemical Corp.	6,988	21,987
Formosa Plastics Corp.	22,135	70,517
Foxconn Technology Co. Ltd.	4,226	9,225
Fubon Financial Holding Co. Ltd.	38,637	56,733
Giant Manufacturing Co. Ltd.	1,876	13,589
Globalwafers Co. Ltd.	1,575	17,087
Hiwin Technologies Corp.	949	8,103
Hon Hai Precision Industry Co. Ltd.	59,523	172,655
Hotai Motor Co. Ltd.	1,460	28,568
Hua Nan Financial Holdings Co. Ltd.	46,256	32,899
Innolux Corp.	46,230	11,970
Inventec Corp.	13,870	10,388
Largan Precision Co. Ltd.	521	75,732
Lite-On Technology Corp.	9,228	14,639
MediaTek, Inc.	7,326	101,208
Mega Financial Holding Co. Ltd.	48,725	48,389
Micro-Star International Co. Ltd.	1,704	4,686
Nan Ya Plastics Corp.	23,301	54,605
Nanya Technology Corp.	6,135	14,317
Nien Made Enterprise Co. Ltd.	661	6,066
Novatek Microelectronics Corp.	2,585	18,936
Pegatron Corp.	10,138	22,595
Phison Electronics Corp.	756	7,049
Pou Chen Corp.	11,351	14,788
Powertech Technology, Inc.	1,605	4,950
President Chain Store Corp.	2,564	25,673
Quanta Computer, Inc.	12,507	24,718

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
Taiwan (Continued)
Realtek Semiconductor Corp.	1,613	$12,186
Ruentex Development Co. Ltd.*	2,518	3,763
Shanghai Commercial & Savings Bank Ltd.	13,602	22,246
Shin Kong Financial Holding Co. Ltd.*	38,153	12,567
SinoPac Financial Holdings Co. Ltd.	52,678	22,186
Standard Foods Corp.	2,737	5,948
Synnex Technology International Corp.	7,783	9,400
Taishin Financial Holding Co. Ltd.	46,657	21,791
Taiwan Business Bank	19,625	8,040
Taiwan Cement Corp.	24,355	33,048
Taiwan Cooperative Financial Holding Co. Ltd.	34,256	23,297
Taiwan High Speed Rail Corp.	9,687	11,414
Taiwan Mobile Co. Ltd.	10,785	40,474
Taiwan Semiconductor Manufacturing Co. Ltd.	115,864	1,158,241
Tatung Co. Ltd.*	8,754	6,327
Uni-President Enterprises Corp.	23,439	55,696
United Microelectronics Corp.	51,679	25,322
Vanguard International Semiconductor Corp.	4,827	11,328
Walsin Technology Corp.	2,110	11,757
Win Semiconductors Corp.	2,249	22,298
Winbond Electronics Corp.	12,821	7,333
Wistron Corp.	8,893	8,074
WPG Holdings Ltd.	10,759	13,382
Yageo Corp.	1,914	20,702
Yuanta Financial Holding Co. Ltd.	46,485	30,091
Zhen Ding Technology Holding Ltd.	2,151	9,482

		3,239,729

Thailand — 0.7%
Advanced Info Service PCL, NVDR	5,700	39,990
Airports of Thailand PCL, NVDR	20,800	51,970
Bangkok Bank PCL, NVDR	900	5,257
Bangkok Dusit Medical Services PCL, NVDR	33,500	27,272
Bangkok Expressway & Metro PCL, NVDR	51,600	18,442
Berli Jucker PCL, NVDR	5,800	8,733
BTS Group Holdings PCL, NVDR	37,100	16,820
Bumrungrad Hospital PCL, NVDR	2,100	9,417
Central Pattana PCL, NVDR	12,700	26,163
Charoen Pokphand Foods PCL, NVDR	18,200	16,563
CP ALL PCL, NVDR	29,400	73,944
Electricity Generating PCL, NVDR	1,600	18,268
Energy Absolute PCL, NVDR	7,900	11,176
Gulf Energy Development PCL, NVDR	2,600	14,369
Home Product Center PCL, NVDR	24,000	13,105
Indorama Ventures PCL, NVDR	8,400	9,660
Intouch Holdings PCL, NVDR	11,700	22,748
IRPC PCL, NVDR	108,002	12,510
Kasikornbank PCL, NVDR	9,700	49,756
Krung Thai Bank PCL, NVDR	20,800	11,289
Land & Houses PCL, NVDR	42,500	13,783
Minor International PCL, NVDR	14,000	17,837

	Number of Shares	Value
Thailand (Continued)
PTT Exploration & Production PCL, NVDR	6,900	$27,401
PTT Global Chemical PCL, NVDR	6,700	11,918
PTT PCL, NVDR	55,600	79,580
Ratch Group PCL, NVDR	3,500	8,195
Robinson PCL, NVDR	700	1,523
Siam Cement PCL	700	8,826
Siam Cement PCL, NVDR	3,200	40,348
Siam Commercial Bank PCL, NVDR	1,200	4,805
Thai Oil PCL, NVDR	8,500	19,409
Thai Union Group PCL, NVDR	16,100	7,353
True Corp. PCL, NVDR	52,400	7,699

		706,129

Turkey — 0.1%
Akbank T.A.S.*	13,374	18,076
Anadolu Efes Biracilik Ve Malt Sanayii AS	659	2,485
Arcelik AS*	1,369	4,791
Aselsan Elektronik Sanayi Ve Ticaret AS	954	3,098
BIM Birlesik Magazalar AS	1,980	15,844
Eregli Demir ve Celik Fabrikalari TAS	6,773	9,449
Ford Otomotiv Sanayi AS	232	2,575
Haci Omer Sabanci Holding AS	5,903	9,344
KOC Holding AS	4,017	13,989
TAV Havalimanlari Holding AS	1,486	6,954
Tupras Turkiye Petrol Rafinerileri AS	817	17,609
Turk Hava Yollari AO*	2,513	5,971
Turkcell Iletisim Hizmetleri AS	4,654	10,978
Turkiye Garanti Bankasi AS*	11,093	19,489
Turkiye Is Bankasi AS, Class C*	8,169	8,739

		149,391

United Arab Emirates — 0.2%
Abu Dhabi Commercial Bank PJSC	13,268	27,272
Aldar Properties PJSC	32,065	18,943
DP World PLC	840	10,534
Dubai Islamic Bank PJSC	2,155	3,109
Emaar Malls PJSC	13,754	7,152
Emaar Properties PJSC	14,089	15,841
Emirates Telecommunications Group Co. PJSC	8,325	36,943
First Abu Dhabi Bank PJSC	13,181	54,545
NMC Health PLC	456	14,797

		189,136

United Kingdom — 9.4%
3i Group PLC	4,584	63,497
Admiral Group PLC	749	20,731
Anglo American PLC	5,097	133,591
Ashtead Group PLC	2,079	63,189
Associated British Foods PLC	1,692	56,219
AstraZeneca PLC	6,240	601,898
Auto Trader Group PLC, 144A	4,410	32,055
Aviva PLC	19,076	99,625
BAE Systems PLC	15,453	114,601
Barclays PLC	81,271	180,309

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
United Kingdom (Continued)
Barratt Developments PLC	4,919	$42,422
Berkeley Group Holdings PLC	606	35,944
BP PLC	96,243	597,734
British American Tobacco PLC	10,950	433,363
British Land Co. PLC REIT	4,565	33,984
BT Group PLC	40,808	101,104
Bunzl PLC	1,642	45,086
Burberry Group PLC	2,009	54,669
Centrica PLC	27,301	28,325
CNH Industrial NV	5,303	56,834
Coca-Cola European Partners PLC	1,096	55,304
Compass Group PLC	7,524	184,357
Croda International PLC	583	37,550
Diageo PLC	11,197	458,344
Direct Line Insurance Group PLC	7,127	28,151
easyJet PLC	958	16,578
Ferguson PLC	1,055	91,721
Fiat Chrysler Automobiles NV	5,229	77,310
G4S PLC	7,784	21,051
GlaxoSmithKline PLC	23,536	533,923
Halma PLC	1,967	53,577
Hargreaves Lansdown PLC	1,365	32,749
HSBC Holdings PLC	95,284	710,207
Imperial Brands PLC	4,565	100,559
Informa PLC	5,861	59,991
InterContinental Hotels Group PLC	854	55,303
Intertek Group PLC	737	52,578
ITV PLC	17,830	33,461
J Sainsbury PLC	8,365	23,185
JD Sports Fashion PLC	2,056	20,225
Johnson Matthey PLC	877	32,599
Kingfisher PLC	11,019	29,914
Land Securities Group PLC REIT	3,369	41,760
Legal & General Group PLC	27,781	100,929
Lloyds Banking Group PLC	340,508	269,302
London Stock Exchange Group PLC	1,461	129,852
M&G PLC*	12,470	38,062
Marks & Spencer Group PLC	8,932	22,452
Meggitt PLC	3,916	32,566
Melrose Industries PLC	23,068	68,501
Micro Focus International PLC	1,799	26,357
Mondi PLC	2,258	48,931
National Grid PLC (b)	15,673	180,348
Next PLC	687	60,047
Ocado Group PLC*	2,154	36,913
Pearson PLC	3,911	32,707
Persimmon PLC	1,479	48,931
Prudential PLC	12,470	222,003
Reckitt Benckiser Group PLC	3,385	265,569
RELX PLC	9,298	225,239
Rentokil Initial PLC	8,778	50,510
Rio Tinto Ltd.	1,725	113,062
Rio Tinto PLC	5,498	298,762
Rolls-Royce Holdings PLC*	7,940	73,076
Rolls-Royce Holdings PLC — Entitlement*	365,240	472
Royal Bank of Scotland Group PLC	21,828	63,859

	Number of Shares	Value
United Kingdom (Continued)
RSA Insurance Group PLC	4,649	$33,155
Sage Group PLC	5,134	50,053
Schroders PLC	567	24,193
Segro PLC REIT	5,219	60,345
Severn Trent PLC	1,242	36,030
Smith & Nephew PLC	4,177	93,514
Smiths Group PLC	2,007	43,115
Spirax-Sarco Engineering PLC	343	39,593
SSE PLC	4,952	83,261
St James’s Place PLC	2,634	37,082
Standard Chartered PLC	12,926	116,590
Standard Life Aberdeen PLC	11,999	49,179
Taylor Wimpey PLC	15,641	35,250
Tesco PLC	47,372	140,550
Unilever NV	6,966	412,885
Unilever PLC	5,300	313,811
United Utilities Group PLC	3,253	35,905
Vodafone Group PLC	129,267	256,399
Weir Group PLC	1,180	21,297
Whitbread PLC	627	37,311
Wm Morrison Supermarkets PLC	9,836	25,227
WPP PLC	5,716	73,965

		9,972,737

United States (e) — 0.1%
Bausch Health Cos., Inc.*	1,521	42,963
Carnival PLC	897	37,740
Nexteer Automotive Group Ltd.	3,981	3,336

		84,039

TOTAL COMMON STOCKS (Cost $95,082,719)		101,566,889

PREFERRED STOCKS — 1.2%
Brazil — 0.6%
Banco Bradesco SA	19,282	151,808
Braskem SA, Class A	896	5,917
Centrais Eletricas Brasileiras SA, Class B	1,629	13,809
Cia Brasileira de Distribuicao	602	11,385
Cia Energetica de Minas Gerais	5,128	15,789
Gerdau SA	4,941	19,818
Itau Unibanco Holding SA	23,243	190,836
Itausa — Investimentos Itau SA	20,842	65,253
Lojas Americanas SA	2,823	14,839
Petroleo Brasileiro SA	20,222	139,075
Telefonica Brasil SA	1,890	25,083

		653,612

Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Class B	457	10,846

Colombia — 0.0%
Bancolombia SA	2,635	32,471
Grupo Aval Acciones y Valores SA	18,630	7,495

		39,966

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares		Value
Germany — 0.4%
Bayerische Motoren Werke AG		177	$10,920
FUCHS PETROLUB SE		370	15,979
Henkel AG & Co. KGaA		929	98,132
Porsche Automobil Holding SE		753	55,731
Sartorius AG		159	33,510
Volkswagen AG		886	171,287

			385,559

Russia — 0.0%
Surgutneftegas PJSC		34,136	19,148
Transneft PJSC		3	7,922

			27,070

South Korea — 0.2%
Amorepacific Corp.		58	4,311
Hyundai Motor Co.		118	7,203
Hyundai Motor Co. — 2nd Preferred		171	11,770
LG Chem Ltd.		27	3,818
Samsung Electronics Co. Ltd.		4,158	143,804

			170,906

TOTAL PREFERRED STOCKS (Cost $1,007,785)			1,287,959

	Principal Amount		Value
CORPORATE BONDS — 0.0%
India — 0.0%
Britannia Industries Ltd. 8.00%, 8/28/22 (Cost $132)	INR	9,360	135

	Number of Shares	Value
RIGHTS — 0.0%
Brazil — 0.0%
Centrais Eletricas Brasileiras SA*, expires 12/20/19	333	$5
Centrais Eletricas Brasileiras SA*, expires 12/20/19	158	5

		10

China — 0.0%
Zhengqi Financial Holding Corp.*, expires 12/31/49 (d)	271	0

South Korea — 0.0%
AMOREPACIFIC Group*, expires 12/11/19 (d)	10	25

TOTAL RIGHTS (Cost $0)		35

SECURITIES LENDING COLLATERAL — 1.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.53% (f)(g) (Cost $1,323,973)	1,323,973	1,323,973

CASH EQUIVALENTS — 2.3%
DWS Government Money Market Series “Institutional Shares”, 1.58% (f) (Cost $2,409,800)	2,409,800	2,409,800

TOTAL INVESTMENTS — 100.5% (Cost $99,824,409)		$106,588,791
Other assets and liabilities, net — (0.5%)		(545,358)

NET ASSETS — 100.0%		$106,043,433

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2019 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2019	Value ($) at 11/30/2019
COMMON STOCKS — 0.1%
Germany — 0.1%
Deutsche Bank AG (c)
64,295	—	—		—	3,871	—	—	9,455	68,166

SECURITIES LENDING COLLATERAL — 1.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.53% (f)(g)
1,641,117	—	(317,144	)(h)	—	—	11,877	—	1,323,973	1,323,973

CASH EQUIVALENTS — 2.3%
DWS Government Money Market Series “Institutional Shares”, 1.58% (f)
856,243	12,167,093	(10,613,536)		—	—	21,464	—	2,409,800	2,409,800

2,561,655	12,167,093	(10,930,680)		—	3,871	33,341	—	3,743,228	3,801,939

*	Non-income producing security.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2019 amounted to $1,573,866, which is 1.5% of net assets.

(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Investment was valued using significant unobservable inputs.
(e)	Securities are listed in country of domicile and trade on exchanges within the MSCI Europe US Dollar Hedged Index.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $352,050.

(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2019.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
JSC	Joint Stock Company
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
SAE:	Societe Anonyme Egyptienne
SAQ:	Societe Anonyme Qatar
SDR:	Swedish Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At November 30, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
MINI S&P/TSX 60 Futures	CAD	6	$227,136	$229,850	12/19/2019	$3,118
MSCI EAFE Futures	USD	20	1,928,105	1,977,300	12/20/2019	49,195
MSCI Emerging Markets Index Futures	USD	17	873,725	882,300	12/20/2019	8,575

Total unrealized appreciation						$60,888

As of November 30, 2019, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
JP Morgan & Chase Co.	12/4/2019	AUD	5,680,000	USD	3,916,218	$73,804	$—
RBC Capital Markets	12/4/2019	AUD	1,623,300	USD	1,119,291	21,159	—
JP Morgan & Chase Co.	12/4/2019	BRL	2,596,900	USD	646,043	33,481	—
Morgan Stanley Capital	12/4/2019	BRL	5,539,600	USD	1,376,880	70,187	—
Morgan Stanley Capital	12/4/2019	BRL	469,000	USD	116,580	5,951	—
JP Morgan & Chase Co.	12/4/2019	CAD	2,345,000	USD	1,784,248	18,749	—
Morgan Stanley Capital	12/4/2019	CAD	4,876,100	USD	3,710,104	38,994	—
RBC Capital Markets	12/4/2019	CAD	2,020,300	USD	1,537,211	16,171	—
JP Morgan & Chase Co.	12/4/2019	CHF	1,111,600	USD	1,128,923	16,886	—
Morgan Stanley Capital	12/4/2019	CHF	4,349,900	USD	4,417,936	66,323	—
RBC Capital Markets	12/4/2019	CHF	121,000	USD	122,891	1,843	—
RBC Capital Markets	12/4/2019	CHF	1,010,100	USD	1,025,888	15,391	—
JP Morgan & Chase Co.	12/4/2019	CLP	13,480,400	USD	18,253	1,497	—
Morgan Stanley Capital	12/4/2019	CLP	159,063,400	USD	214,800	17,095	—
JP Morgan & Chase Co.	12/4/2019	CNH	4,059,400	USD	575,668	—	(1,634)
JP Morgan & Chase Co.	12/4/2019	COP	23,380,500	USD	6,914	268	—
Morgan Stanley Capital	12/4/2019	COP	332,003,700	USD	98,162	3,787	—
Morgan Stanley Capital	12/4/2019	CZK	1,161,500	USD	50,806	701	—
JP Morgan & Chase Co.	12/4/2019	DKK	1,351,000	USD	202,189	2,914	—

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley Capital	12/4/2019	DKK	6,404,300	USD	958,516	$13,871	$—
RBC Capital Markets	12/4/2019	DKK	716,000	USD	107,165	1,554	—
Morgan Stanley Capital	12/4/2019	EGP	632,000	USD	39,125	—	(26)
JP Morgan & Chase Co.	12/4/2019	EUR	13,134,000	USD	14,680,555	205,975	—
Morgan Stanley Capital	12/4/2019	EUR	2,134,800	USD	2,386,215	33,518	—
RBC Capital Markets	12/4/2019	EUR	4,640,600	USD	5,187,202	72,939	—
RBC Capital Markets	12/4/2019	EUR	396,000	USD	442,640	6,221	—
JP Morgan & Chase Co.	12/4/2019	GBP	6,965,200	USD	9,021,118	10,952	—
Morgan Stanley Capital	12/4/2019	GBP	707,800	USD	916,707	1,099	—
RBC Capital Markets	12/4/2019	GBP	1,471,000	USD	1,905,202	2,320	—
JP Morgan & Chase Co.	12/4/2019	HKD	44,512,700	USD	5,678,060	—	(7,949)
Morgan Stanley Capital	12/4/2019	HKD	896,000	USD	114,490	36	—
Morgan Stanley Capital	12/4/2019	HKD	780,000	USD	99,491	—	(145)
Morgan Stanley Capital	12/4/2019	HKD	18,284,900	USD	2,332,347	—	(3,348)
JP Morgan & Chase Co.	12/4/2019	HUF	16,042,500	USD	54,604	1,737	—
Morgan Stanley Capital	12/4/2019	HUF	5,831,900	USD	19,852	633	—
JP Morgan & Chase Co.	12/4/2019	IDR	6,459,100,900	USD	458,352	602	—
Morgan Stanley Capital	12/4/2019	IDR	1,679,087,700	USD	119,298	303	—
Morgan Stanley Capital	12/4/2019	ILS	708,300	USD	201,312	—	(2,518)
RBC Capital Markets	12/4/2019	ILS	165,000	USD	46,892	—	(591)
JP Morgan & Chase Co.	12/4/2019	INR	161,683,500	USD	2,279,223	26,227	—
Morgan Stanley Capital	12/4/2019	INR	12,105,000	USD	170,147	1,468	—
Morgan Stanley Capital	12/4/2019	INR	752,700	USD	10,567	78	—
Citigroup Global Markets	12/4/2019	JPY	847,301,300	USD	7,850,543	106,515	—
JP Morgan & Chase Co.	12/4/2019	JPY	503,943,800	USD	4,669,086	63,221	—
Morgan Stanley Capital	12/4/2019	JPY	224,243,700	USD	2,077,677	28,171	—
RBC Capital Markets	12/4/2019	JPY	273,398,500	USD	2,533,156	34,392	—
RBC Capital Markets	12/4/2019	JPY	87,000,000	USD	806,088	10,940	—
JP Morgan & Chase Co.	12/4/2019	KRW	2,870,048,000	USD	2,469,411	39,258	—
Morgan Stanley Capital	12/4/2019	KRW	96,715,000	USD	83,160	1,269	—
Morgan Stanley Capital	12/4/2019	KRW	926,122,200	USD	796,404	12,229	—
Citigroup Global Markets	12/4/2019	MXN	9,408,000	USD	488,372	7,518	—
JP Morgan & Chase Co.	12/4/2019	MXN	968,700	USD	50,286	774	—
Morgan Stanley Capital	12/4/2019	MXN	2,305,000	USD	119,652	1,841	—
Morgan Stanley Capital	12/4/2019	MYR	2,370,900	USD	567,697	54	—
Citigroup Global Markets	12/4/2019	NOK	2,007,700	USD	218,702	781	—
JP Morgan & Chase Co.	12/4/2019	NOK	276,700	USD	30,141	107	—
Morgan Stanley Capital	12/4/2019	NOK	1,882,200	USD	204,984	685	—
JP Morgan & Chase Co.	12/4/2019	NZD	13,300	USD	8,533	—	(3)
Morgan Stanley Capital	12/4/2019	NZD	256,100	USD	164,323	—	(53)
JP Morgan & Chase Co.	12/4/2019	PHP	561,200	USD	11,044	2	—
Morgan Stanley Capital	12/4/2019	PHP	13,280,600	USD	261,378	51	—
Citigroup Global Markets	12/4/2019	PLN	1,035,000	USD	271,335	7,088	—
JP Morgan & Chase Co.	12/4/2019	PLN	54,900	USD	14,392	375	—
Morgan Stanley Capital	12/4/2019	PLN	29,500	USD	7,734	202	—
Morgan Stanley Capital	12/4/2019	QAR	858,700	USD	235,894	30	—
JP Morgan & Chase Co.	12/4/2019	RUB	20,400,000	USD	316,837	—	(19)
Morgan Stanley Capital	12/4/2019	RUB	50,361,400	USD	782,628	409	—
JP Morgan & Chase Co.	12/4/2019	SEK	4,701,200	USD	488,747	—	(2,225)
Morgan Stanley Capital	12/4/2019	SEK	11,717,900	USD	1,218,250	—	(5,513)
Morgan Stanley Capital	12/4/2019	SEK	1,903,000	USD	197,836	—	(904)
JP Morgan & Chase Co.	12/4/2019	SGD	1,013,900	USD	745,159	3,814	—
Morgan Stanley Capital	12/4/2019	SGD	212,300	USD	156,031	801	—
Morgan Stanley Capital	12/4/2019	THB	24,502,900	USD	811,634	675	—
JP Morgan & Chase Co.	12/4/2019	TRY	911,400	USD	158,091	—	(280)
JP Morgan & Chase Co.	12/4/2019	TWD	21,134,600	USD	697,834	5,003	—
Morgan Stanley Capital	12/4/2019	TWD	73,410,700	USD	2,423,435	16,897	—
Morgan Stanley Capital	12/4/2019	TWD	6,620,000	USD	218,426	1,410	—

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
JP Morgan & Chase Co.	12/4/2019	USD	125,469	AUD	182,000	$—	$(2,350)
JP Morgan & Chase Co.	12/4/2019	USD	3,718,957	AUD	5,498,000	337	—
RBC Capital Markets	12/4/2019	USD	1,098,033	AUD	1,623,300	99	—
JP Morgan & Chase Co.	12/4/2019	USD	614,244	BRL	2,596,900	—	(1,681)
RBC Capital Markets	12/4/2019	USD	1,420,876	BRL	6,008,600	—	(3,554)
Citigroup Global Markets	12/4/2019	USD	3,671,076	CAD	4,876,100	33	—
JP Morgan & Chase Co.	12/4/2019	USD	1,765,481	CAD	2,345,000	19	—
RBC Capital Markets	12/4/2019	USD	68,482	CAD	90,000	—	(723)
RBC Capital Markets	12/4/2019	USD	1,453,269	CAD	1,930,300	12	—
Citigroup Global Markets	12/4/2019	USD	4,353,034	CHF	4,349,900	—	(1,421)
JP Morgan & Chase Co.	12/4/2019	USD	1,112,400	CHF	1,111,600	—	(362)
RBC Capital Markets	12/4/2019	USD	1,131,913	CHF	1,131,100	—	(367)
Citigroup Global Markets	12/4/2019	USD	197,146	CLP	159,063,400	559	—
JP Morgan & Chase Co.	12/4/2019	USD	16,705	CLP	13,480,400	50	—
JP Morgan & Chase Co.	12/4/2019	USD	577,430	CNH	4,059,400	—	(128)
Citigroup Global Markets	12/4/2019	USD	94,203	COP	332,003,700	173	—
Citigroup Global Markets	12/4/2019	USD	94,234	COP	332,003,700	141	—
JP Morgan & Chase Co.	12/4/2019	USD	6,634	COP	23,380,500	12	—
Citigroup Global Markets	12/4/2019	USD	50,122	CZK	1,161,500	—	(17)
JP Morgan & Chase Co.	12/4/2019	USD	199,381	DKK	1,351,000	—	(107)
RBC Capital Markets	12/4/2019	USD	945,155	DKK	6,404,300	—	(510)
RBC Capital Markets	12/4/2019	USD	105,668	DKK	716,000	—	(57)
Citigroup Global Markets	12/4/2019	USD	39,217	EGP	632,000	—	(66)
Citigroup Global Markets	12/4/2019	USD	2,353,984	EUR	2,134,800	—	(1,286)
JP Morgan & Chase Co.	12/4/2019	USD	14,207,877	EUR	12,885,000	—	(7,712)
JP Morgan & Chase Co.	12/4/2019	USD	276,198	EUR	249,000	—	(1,782)
RBC Capital Markets	12/4/2019	USD	5,553,688	EUR	5,036,600	—	(3,005)
Citigroup Global Markets	12/4/2019	USD	915,575	GBP	707,800	34	—
JP Morgan & Chase Co.	12/4/2019	USD	96,606	GBP	75,000	414	—
JP Morgan & Chase Co.	12/4/2019	USD	8,912,715	GBP	6,890,200	431	—
RBC Capital Markets	12/4/2019	USD	177,446	GBP	137,000	—	(223)
RBC Capital Markets	12/4/2019	USD	1,725,574	GBP	1,334,000	85	—
JP Morgan & Chase Co.	12/4/2019	USD	5,686,570	HKD	44,512,700	—	(561)
RBC Capital Markets	12/4/2019	USD	2,550,005	HKD	19,960,900	—	(219)
Citigroup Global Markets	12/4/2019	USD	19,233	HUF	5,831,900	—	(15)
JP Morgan & Chase Co.	12/4/2019	USD	52,908	HUF	16,042,500	—	(41)
JP Morgan & Chase Co.	12/4/2019	USD	457,541	IDR	6,459,100,900	209	—
RBC Capital Markets	12/4/2019	USD	118,983	IDR	1,679,087,700	12	—
Citigroup Global Markets	12/4/2019	USD	204,125	ILS	708,300	—	(295)
RBC Capital Markets	12/4/2019	USD	47,552	ILS	165,000	—	(69)
Citigroup Global Markets	12/4/2019	USD	179,289	INR	12,857,700	—	(122)
JP Morgan & Chase Co.	12/4/2019	USD	2,254,874	INR	161,683,500	—	(1,878)
Citigroup Global Markets	12/4/2019	USD	7,737,699	JPY	847,301,300	6,329	—
JP Morgan & Chase Co.	12/4/2019	USD	343,234	JPY	37,356,000	—	(1,813)
JP Morgan & Chase Co.	12/4/2019	USD	4,260,905	JPY	466,587,800	3,540	—
RBC Capital Markets	12/4/2019	USD	3,291,175	JPY	360,398,500	2,737	—
RBC Capital Markets	12/4/2019	USD	2,047,804	JPY	224,243,700	1,703	—
Citigroup Global Markets	12/4/2019	USD	866,079	KRW	1,022,837,200	—	(13)
JP Morgan & Chase Co.	12/4/2019	USD	2,429,979	KRW	2,870,048,000	174	—
Citigroup Global Markets	12/4/2019	USD	482,281	MXN	9,408,000	—	(1,427)
JP Morgan & Chase Co.	12/4/2019	USD	49,657	MXN	968,700	—	(145)
RBC Capital Markets	12/4/2019	USD	118,159	MXN	2,305,000	—	(348)
RBC Capital Markets	12/4/2019	USD	567,608	MYR	2,370,900	34	—
Citigroup Global Markets	12/4/2019	USD	204,375	NOK	1,882,200	—	(76)
Citigroup Global Markets	12/4/2019	USD	218,003	NOK	2,007,700	—	(82)
JP Morgan & Chase Co.	12/4/2019	USD	30,045	NOK	276,700	—	(11)
JP Morgan & Chase Co.	12/4/2019	USD	8,537	NZD	13,300	—	(1)
RBC Capital Markets	12/4/2019	USD	164,394	NZD	256,100	—	(18)

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
JP Morgan & Chase Co.	12/4/2019	USD	11,037	PHP	561,200	$5	$—
RBC Capital Markets	12/4/2019	USD	261,167	PHP	13,280,600	159	—
Citigroup Global Markets	12/4/2019	USD	264,635	PLN	1,035,000	—	(387)
Citigroup Global Markets	12/4/2019	USD	7,543	PLN	29,500	—	(11)
JP Morgan & Chase Co.	12/4/2019	USD	14,037	PLN	54,900	—	(21)
Citigroup Global Markets	12/4/2019	USD	234,297	QAR	858,700	1,567	—
Citigroup Global Markets	12/4/2019	USD	783,390	RUB	50,361,400	—	(1,171)
JP Morgan & Chase Co.	12/4/2019	USD	317,330	RUB	20,400,000	—	(474)
JP Morgan & Chase Co.	12/4/2019	USD	491,159	SEK	4,701,200	—	(188)
RBC Capital Markets	12/4/2019	USD	1,423,048	SEK	13,620,900	—	(545)
JP Morgan & Chase Co.	12/4/2019	USD	741,479	SGD	1,013,900	—	(134)
RBC Capital Markets	12/4/2019	USD	155,252	SGD	212,300	—	(23)
Citigroup Global Markets	12/4/2019	USD	733,869	THB	22,185,900	405	—
Morgan Stanley Capital	12/4/2019	USD	76,778	THB	2,317,000	—	(93)
JP Morgan & Chase Co.	12/4/2019	USD	158,595	TRY	911,400	—	(224)
JP Morgan & Chase Co.	12/4/2019	USD	692,438	TWD	21,134,600	393	—
RBC Capital Markets	12/4/2019	USD	2,622,324	TWD	80,030,700	1,230	—
JP Morgan & Chase Co.	12/4/2019	USD	255,544	ZAR	3,745,000	—	(203)
RBC Capital Markets	12/4/2019	USD	1,061,094	ZAR	15,550,400	—	(838)
JP Morgan & Chase Co.	12/4/2019	ZAR	3,745,000	USD	247,591	—	(7,751)
Morgan Stanley Capital	12/4/2019	ZAR	15,550,400	USD	1,028,148	—	(32,107)
Morgan Stanley Capital	12/6/2019	AED	669,700	USD	182,314	—	(5)
Citigroup Global Markets	12/6/2019	USD	182,323	AED	669,700	—	(4)
Citigroup Global Markets	1/6/2020	AED	669,700	USD	182,297	—	(1)
JP Morgan & Chase Co.	1/6/2020	AUD	5,498,000	USD	3,722,300	—	(543)
RBC Capital Markets	1/6/2020	AUD	1,623,300	USD	1,099,104	—	(76)
RBC Capital Markets	1/6/2020	AUD	192,000	USD	129,988	—	(20)
JP Morgan & Chase Co.	1/6/2020	BRL	2,596,900	USD	613,402	1,872	—
RBC Capital Markets	1/6/2020	BRL	6,008,600	USD	1,419,131	4,197	—
Citigroup Global Markets	1/6/2020	CAD	4,876,100	USD	3,672,398	67	—
JP Morgan & Chase Co.	1/6/2020	CAD	2,345,000	USD	1,766,082	—	(5)
RBC Capital Markets	1/6/2020	CAD	1,930,300	USD	1,453,769	5	—
RBC Capital Markets	1/6/2020	CAD	304,000	USD	228,948	—	(3)
Citigroup Global Markets	1/6/2020	CHF	4,349,900	USD	4,366,361	1,387	—
JP Morgan & Chase Co.	1/6/2020	CHF	1,111,600	USD	1,115,767	315	—
RBC Capital Markets	1/6/2020	CHF	1,131,100	USD	1,135,386	366	—
Citigroup Global Markets	1/6/2020	CLP	159,063,400	USD	197,499	—	(576)
JP Morgan & Chase Co.	1/6/2020	CLP	13,480,400	USD	16,729	—	(58)
JP Morgan & Chase Co.	1/6/2020	CNH	4,059,400	USD	576,782	35	—
JP Morgan & Chase Co.	1/6/2020	CNH	1,886,000	USD	267,957	—	—
Citigroup Global Markets	1/6/2020	CZK	1,161,500	USD	50,186	16	—
JP Morgan & Chase Co.	1/6/2020	DKK	1,351,000	USD	199,962	104	—
RBC Capital Markets	1/6/2020	DKK	716,000	USD	105,975	55	—
RBC Capital Markets	1/6/2020	DKK	6,404,300	USD	947,900	488	—
Citigroup Global Markets	1/6/2020	EUR	2,134,800	USD	2,360,128	1,243	—
JP Morgan & Chase Co.	1/6/2020	EUR	541,000	USD	598,084	296	—
JP Morgan & Chase Co.	1/6/2020	EUR	12,885,000	USD	14,244,870	7,360	—
RBC Capital Markets	1/6/2020	EUR	5,036,600	USD	5,568,148	2,867	—
Citigroup Global Markets	1/6/2020	GBP	707,800	USD	916,923	—	(8)
JP Morgan & Chase Co.	1/6/2020	GBP	6,890,200	USD	8,925,827	—	(200)
RBC Capital Markets	1/6/2020	GBP	1,334,000	USD	1,728,110	—	(43)
RBC Capital Markets	1/6/2020	GBP	86,000	USD	111,406	—	(4)
JP Morgan & Chase Co.	1/6/2020	HKD	7,000,000	USD	893,780	—	(56)
JP Morgan & Chase Co.	1/6/2020	HKD	44,512,700	USD	5,683,480	—	(391)
RBC Capital Markets	1/6/2020	HKD	19,960,900	USD	2,548,715	—	(112)
Citigroup Global Markets	1/6/2020	HUF	5,831,900	USD	19,269	13	—
JP Morgan & Chase Co.	1/6/2020	HUF	16,042,500	USD	52,993	23	—
JP Morgan & Chase Co.	1/6/2020	IDR	6,459,100,900	USD	455,604	—	(641)

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
RBC Capital Markets	1/6/2020	IDR	1,679,087,700	USD	118,496	$—	$(108)
Citigroup Global Markets	1/6/2020	ILS	708,300	USD	204,444	263	—
RBC Capital Markets	1/6/2020	ILS	165,000	USD	47,625	60	—
Citigroup Global Markets	1/6/2020	INR	12,857,700	USD	178,790	167	—
JP Morgan & Chase Co.	1/6/2020	INR	10,664,000	USD	148,099	—	(49)
JP Morgan & Chase Co.	1/6/2020	INR	161,683,500	USD	2,248,321	2,160	—
Citigroup Global Markets	1/6/2020	KRW	1,022,837,200	USD	866,774	—	(64)
JP Morgan & Chase Co.	1/6/2020	KRW	2,870,048,000	USD	2,431,832	—	(488)
Citigroup Global Markets	1/6/2020	MXN	9,408,000	USD	480,101	1,464	—
JP Morgan & Chase Co.	1/6/2020	MXN	968,700	USD	49,436	153	—
RBC Capital Markets	1/6/2020	MXN	2,305,000	USD	117,630	362	—
RBC Capital Markets	1/6/2020	MYR	2,370,900	USD	566,794	—	(531)
Citigroup Global Markets	1/6/2020	NOK	1,882,200	USD	204,468	84	—
Citigroup Global Markets	1/6/2020	NOK	2,007,700	USD	218,100	88	—
JP Morgan & Chase Co.	1/6/2020	NOK	276,700	USD	30,058	12	—
JP Morgan & Chase Co.	1/6/2020	NZD	13,300	USD	8,542	1	—
RBC Capital Markets	1/6/2020	NZD	256,100	USD	164,478	12	—
JP Morgan & Chase Co.	1/6/2020	PHP	561,200	USD	11,024	—	(8)
RBC Capital Markets	1/6/2020	PHP	13,280,600	USD	260,966	—	(112)
Citigroup Global Markets	1/6/2020	QAR	858,700	USD	234,317	—	(1,599)
JP Morgan & Chase Co.	1/6/2020	SGD	1,013,900	USD	741,616	41	—
RBC Capital Markets	1/6/2020	SGD	212,300	USD	155,294	16	—
Citigroup Global Markets	1/6/2020	THB	22,185,900	USD	733,673	—	(1,151)
JP Morgan & Chase Co.	1/6/2020	TRY	911,400	USD	157,214	219	—
JP Morgan & Chase Co.	1/6/2020	TWD	21,134,600	USD	693,620	—	(294)
RBC Capital Markets	1/6/2020	TWD	80,030,700	USD	2,627,412	—	(244)
JP Morgan & Chase Co.	1/6/2020	ZAR	3,745,000	USD	254,320	209	—
RBC Capital Markets	1/6/2020	ZAR	15,550,400	USD	1,056,087	937	—
Citigroup Global Markets	1/7/2020	COP	332,003,700	USD	94,032	—	(153)
Citigroup Global Markets	1/7/2020	COP	332,003,700	USD	94,012	—	(173)
JP Morgan & Chase Co.	1/7/2020	COP	23,380,500	USD	6,620	—	(13)
Citigroup Global Markets	1/7/2020	JPY	847,301,300	USD	7,759,525	—	(6,862)
JP Morgan & Chase Co.	1/7/2020	JPY	466,587,800	USD	4,272,958	—	(3,798)
RBC Capital Markets	1/7/2020	JPY	360,398,500	USD	3,300,564	—	(2,858)
RBC Capital Markets	1/7/2020	JPY	50,033,000	USD	458,200	—	(404)
RBC Capital Markets	1/7/2020	JPY	224,243,700	USD	2,053,645	—	(1,778)
Citigroup Global Markets	1/7/2020	PLN	1,035,000	USD	264,573	362	—
Citigroup Global Markets	1/7/2020	PLN	29,500	USD	7,541	10	—
JP Morgan & Chase Co.	1/7/2020	PLN	54,900	USD	14,033	19	—
JP Morgan & Chase Co.	1/7/2020	SEK	4,701,200	USD	492,311	196	—
RBC Capital Markets	1/7/2020	SEK	13,620,900	USD	1,426,414	597	—
Citigroup Global Markets	1/8/2020	EGP	632,000	USD	38,710	12	—
Citigroup Global Markets	1/10/2020	RUB	50,361,400	USD	779,583	1,555	—
JP Morgan & Chase Co.	1/10/2020	RUB	20,400,000	USD	315,789	631	—

Total unrealized appreciation (depreciation)						$1,180,481	$(125,296)

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

Currency Abbreviations

AED	Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (i)	$101,542,892	$—	$23,997	$101,566,889
Preferred Stocks (i)	1,287,959	—	—	1,287,959
Corporate Bonds	—	135	—	135
Rights (i)	10	—	25	35
Short-Term Investments (i)	3,733,773	—	—	3,733,773
Derivatives (j)
Forward Foreign Currency Contracts	—	1,180,481	—	1,180,481
Futures Contracts	60,888	—	—	60,888

TOTAL	$106,625,522	$1,180,616	$24,022	$107,830,160

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (j)
Forward Foreign Currency Contracts	$—	$(125,296)	$—	$(125,296)

TOTAL	$—	$(125,296)	$—	$(125,296)

(i)	See Schedule of Investments for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF

November 30, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 93.8%
Argentina — 0.2%
Banco Macro SA, ADR	923	$23,860
Globant SA*	686	73,402
Grupo Financiero Galicia SA, ADR	2,104	28,109
Telecom Argentina SA, ADR	1,634	16,961
YPF SA, ADR	3,413	32,799

		175,131

Belgium — 0.0%
Titan Cement International SA*	447	8,923

Brazil — 4.6%
Ambev SA	86,050	366,451
Atacadao SA	8,318	36,914
B2W Cia Digital*	3,906	51,920
B3 SA — Brasil Bolsa Balcao	37,360	420,625
Banco Bradesco SA	22,850	168,471
Banco BTG Pactual SA	4,058	67,258
Banco do Brasil SA	15,293	172,504
Banco Santander Brasil SA	7,957	82,790
BB Seguridade Participacoes SA	11,728	95,324
BR Malls Participacoes SA	14,375	52,806
BRF SA*	11,521	99,485
CCR SA	22,843	92,644
Centrais Eletricas Brasileiras SA	3,934	32,328
Cia de Saneamento Basico do Estado de Sao Paulo	6,076	82,284
Cia Siderurgica Nacional SA	12,735	37,738
Cielo SA	23,665	43,550
Cogna Educacao	28,907	69,906
Cosan SA	2,752	40,321
Embraer SA	13,243	56,240
Energisa SA	3,185	34,551
Engie Brasil Energia SA	4,345	47,945
Equatorial Energia SA	17,100	83,271
Hapvida Participacoes e Investimentos SA, 144A	3,731	49,031
Hypera SA	7,637	60,001
IRB Brasil Resseguros S/A	13,734	120,312
JBS SA	21,570	144,937
Klabin SA	12,823	53,609
Localiza Rent a Car SA	10,820	114,978
Lojas Renner SA	15,180	185,519
Magazine Luiza SA	13,231	140,567
Multiplan Empreendimentos Imobiliarios SA	5,499	37,521
Natura Cosmeticos SA	7,354	57,465
Notre Dame Intermedica Participacoes SA	6,273	83,901
Petrobras Distribuidora SA	13,599	91,248
Petroleo Brasileiro SA	54,674	402,461
Porto Seguro SA	1,895	26,826
Raia Drogasil SA	4,632	123,480
Rumo SA*	18,351	105,772
Sul America SA	4,423	55,505
Suzano SA	10,832	98,545
TIM Participacoes SA	15,037	48,036
Ultrapar Participacoes SA	14,174	72,935

	Number of Shares	Value
Brazil (Continued)
Vale SA*	58,701	$692,197
WEG SA	16,262	116,713

		5,116,885

Chile — 0.6%
Aguas Andinas SA, Class A	55,785	22,806
Banco de Chile	749,188	76,059
Banco de Credito e Inversiones SA	940	42,027
Banco Santander Chile	1,072,338	57,258
Cencosud SA	30,577	38,946
Cia Cervecerias Unidas SA	3,068	28,250
Colbun SA	168,366	23,976
Empresa Nacional de Telecomunicaciones SA*	3,214	19,494
Empresas CMPC SA	20,861	45,234
Empresas COPEC SA	7,683	61,101
Enel Americas SA	718,890	137,963
Enel Chile SA	565,500	42,436
Itau CorpBanca	3,279,847	16,302
Latam Airlines Group SA	5,279	55,424
SACI Falabella	13,115	52,638

		719,914

China — 29.3%
3SBio, Inc., 144A*	25,919	37,415
51job, Inc., ADR*(a)	515	40,489
58.com, Inc., ADR*	1,851	113,873
AAC Technologies Holdings, Inc.	13,485	94,574
AECC Aviation Power Co. Ltd., Class A	2,500	7,211
Agile Group Holdings Ltd.	26,064	36,492
Agricultural Bank of China Ltd., Class A	101,800	52,414
Agricultural Bank of China Ltd., Class H	531,256	215,134
Aier Eye Hospital Group Co. Ltd., Class A	5,130	29,127
Air China Ltd., Class A	1,000	1,202
Air China Ltd., Class H	38,887	35,370
Aisino Corp., Class A	6,700	19,678
Alibaba Group Holding Ltd., ADR*	31,335	6,267,000
A-Living Services Co. Ltd., Class H, 144A	6,935	22,369
Aluminum Corp. of China Ltd., Class A*	18,200	8,491
Aluminum Corp. of China Ltd., Class H*	54,532	16,719
Angang Steel Co. Ltd., Class A	21,190	9,494
Anhui Conch Cement Co. Ltd., Class A	6,000	39,085
Anhui Conch Cement Co. Ltd., Class H	22,874	146,249
Anhui Gujing Distillery Co. Ltd., Class A	700	10,769
ANTA Sports Products Ltd.	20,332	191,163
Anxin Trust Co. Ltd., Class A*	1,400	792
Asymchem Laboratories Tianjin Co. Ltd., Class A	700	12,246
Autohome, Inc., ADR*(a)	1,183	80,503
AVIC Aircraft Co. Ltd., Class A	5,400	12,212

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
China (Continued)
Avic Capital Co. Ltd., Class A	2,300	$1,485
AVIC Jonhon Optronic Technology Co. Ltd., Class A	2,700	14,792
AVIC Shenyang Aircraft Co. Ltd., Class A*	2,600	10,395
AviChina Industry & Technology Co. Ltd., Class H	44,336	20,220
BAIC Motor Corp. Ltd., Class H, 144A	33,549	18,814
Baidu, Inc., ADR*	5,090	603,318
Bank of Beijing Co. Ltd., Class A	41,900	33,135
Bank of Chengdu Co. Ltd., Class A	15,000	18,220
Bank of China Ltd., Class A	37,100	19,155
Bank of China Ltd., Class H	1,458,987	585,231
Bank of Communications Co. Ltd., Class A	62,900	49,294
Bank of Communications Co. Ltd., Class H	166,644	109,421
Bank of Guiyang Co. Ltd., Class A	840	1,100
Bank of Hangzhou Co. Ltd., Class A	19,160	23,736
Bank of Jiangsu Co. Ltd., Class A	13,479	13,228
Bank of Nanjing Co. Ltd., Class A	8,900	10,469
Bank of Ningbo Co. Ltd., Class A	10,000	37,805
Bank of Shanghai Co. Ltd., Class A	13,540	17,698
Baoshan Iron & Steel Co. Ltd., Class A	15,000	11,670
Baozun, Inc., ADR*(a)	848	32,199
BBMG Corp., Class A	23,600	10,976
BBMG Corp., Class H	43,371	11,967
Beijing Capital International Airport Co. Ltd., Class H	32,004	30,254
Beijing Dabeinong Technology Group Co. Ltd., Class A	2,100	1,296
Beijing New Building Materials PLC, Class A	4,100	13,016
Beijing Shiji Information Technology Co. Ltd., Class A	200	1,027
Beijing Tongrentang Co. Ltd., Class A	300	1,135
BEST, Inc., ADR*	3,153	18,950
BOE Technology Group Co. Ltd., Class A	35,400	19,636
BYD Co. Ltd., Class A	1,300	8,023
BYD Co. Ltd., Class H (a)	12,828	60,879
BYD Electronic International Co. Ltd. (a)	12,934	23,132
Caitong Securities Co. Ltd., Class A	7,500	10,177
CGN Power Co. Ltd., Class H, 144A	190,263	47,638
Changchun High & New Technology Industry Group, Inc., Class A	300	18,732
Changjiang Securities Co. Ltd., Class A	1,400	1,243
China Aoyuan Group Ltd.	23,030	32,950
China Cinda Asset Management Co. Ltd., Class H	191,837	39,945
China CITIC Bank Corp. Ltd., Class A	1,400	1,195
China CITIC Bank Corp. Ltd., Class H	167,427	91,541
China Coal Energy Co. Ltd., Class H	37,004	14,654
China Communications Construction Co. Ltd., Class A	700	896

	Number of Shares	Value
China (Continued)
China Communications Construction Co. Ltd., Class H	92,323	$71,825
China Communications Services Corp. Ltd., Class H	53,773	36,201
China Conch Venture Holdings Ltd.	30,342	118,026
China Construction Bank Corp., Class A	10,400	10,502
China Construction Bank Corp., Class H	1,772,967	1,411,026
China East Education Holdings Ltd., 144A*	6,931	12,821
China Eastern Airlines Corp. Ltd., Class A*	23,500	17,113
China Eastern Airlines Corp. Ltd., Class H*	25,444	12,904
China Everbright Bank Co. Ltd., Class A	62,700	36,831
China Everbright Bank Co. Ltd., Class H	50,955	22,001
China Evergrande Group*(a)	36,601	87,341
China Film Co. Ltd., Class A	500	1,003
China Fortune Land Development Co. Ltd., Class A	2,500	9,931
China Galaxy Securities Co. Ltd., Class H	72,867	37,048
China Gezhouba Group Co. Ltd., Class A	1,200	1,050
China Grand Automotive Services Group Co. Ltd., Class A	1,400	665
China Hongqiao Group Ltd.	33,065	17,360
China Huarong Asset Management Co. Ltd., Class H, 144A	194,430	28,315
China International Capital Corp. Ltd., Class H, 144A (a)	26,193	45,105
China International Marine Containers Group Co. Ltd., Class A	360	494
China International Travel Service Corp. Ltd., Class A	2,800	33,373
China Lesso Group Holdings Ltd.	17,175	17,991
China Life Insurance Co. Ltd., Class A	2,400	11,200
China Life Insurance Co. Ltd., Class H	141,363	357,198
China Literature Ltd., 144A*	3,352	12,868
China Longyuan Power Group Corp. Ltd., Class H	65,485	35,469
China Medical System Holdings Ltd.	27,048	38,492
China Merchants Bank Co. Ltd., Class A	26,663	136,636
China Merchants Bank Co. Ltd., Class H	68,579	324,145
China Merchants Securities Co. Ltd., Class A	5,500	12,892
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	12,500	32,197
China Minsheng Banking Corp. Ltd., Class A	34,200	30,013
China Minsheng Banking Corp. Ltd., Class H	136,959	95,353

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
China (Continued)
China Molybdenum Co. Ltd., Class A	15,700	$7,950
China Molybdenum Co. Ltd., Class H	72,880	24,951
China National Building Material Co. Ltd., Class H	72,656	70,168
China National Chemical Engineering Co. Ltd., Class A	14,200	12,583
China National Nuclear Power Co. Ltd., Class A	12,400	8,571
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	7,500	10,603
China Oilfield Services Ltd., Class H	30,765	41,423
China Pacific Insurance Group Co. Ltd., Class A	10,200	49,688
China Pacific Insurance Group Co. Ltd., Class H	45,107	159,614
China Petroleum & Chemical Corp., Class A	43,100	30,589
China Petroleum & Chemical Corp., Class H	472,684	265,083
China Railway Construction Corp. Ltd., Class A	13,500	18,567
China Railway Construction Corp. Ltd., Class H	25,881	26,714
China Railway Group Ltd., Class A	19,600	15,751
China Railway Group Ltd., Class H	72,854	42,625
China Railway Signal & Communication Corp. Ltd., Class H, 144A	28,909	15,511
China Reinsurance Group Corp., Class H	118,567	18,782
China Resources Pharmaceutical Group Ltd., 144A	25,063	21,900
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	200	836
China Shenhua Energy Co. Ltd., Class A	4,200	10,281
China Shenhua Energy Co. Ltd., Class H	64,154	124,242
China Shipbuilding Industry Co. Ltd., Class A	34,000	25,533
China Shipbuilding Industry Group Power Co. Ltd., Class A*	4,800	14,999
China South Publishing & Media Group Co. Ltd., Class A	6,700	11,035
China Southern Airlines Co. Ltd., Class A	1,800	1,692
China Southern Airlines Co. Ltd., Class H	38,690	24,169
China Spacesat Co. Ltd., Class A	300	864
China State Construction Engineering Corp. Ltd., Class A	48,540	35,279
China Telecom Corp. Ltd., Class H	269,361	101,853
China Tower Corp. Ltd., Class H, 144A	810,144	165,588
China United Network Communications Ltd., Class A	49,996	40,603
China Vanke Co. Ltd., Class A	12,500	49,247
China Vanke Co. Ltd., Class H	27,955	104,634
China Yangtze Power Co. Ltd., Class A	28,200	72,718

	Number of Shares	Value
China (Continued)
China Zhongwang Holdings Ltd.	29,604	$11,837
Chinese Universe Publishing and Media Group Co. Ltd., Class A	300	509
Chongqing Changan Automobile Co. Ltd., Class A	1,000	1,212
Chongqing Rural Commercial Bank Co. Ltd., Class H	34,240	17,015
Chongqing Zhifei Biological Products Co. Ltd., Class A	1,800	11,341
CIFI Holdings Group Co. Ltd.	51,869	37,768
CITIC Guoan Information Industry Co. Ltd., Class A*	1,000	474
CITIC Securities Co. Ltd., Class A	14,400	43,850
CITIC Securities Co. Ltd., Class H	38,218	70,987
CNOOC Ltd.	328,842	477,213
Contemporary Amperex Technology Co. Ltd., Class A	2,700	33,567
COSCO SHIPPING Development Co. Ltd., Class A	2,000	711
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	20,799	8,582
COSCO SHIPPING Holdings Co. Ltd., Class A*	1,900	1,278
COSCO SHIPPING Holdings Co. Ltd., Class H*	49,155	18,147
Country Garden Holdings Co. Ltd. (a)	138,363	192,661
Country Garden Services Holdings Co. Ltd.	22,091	71,397
CRRC Corp. Ltd., Class A	44,500	44,115
CRRC Corp. Ltd., Class H	52,236	34,366
CSPC Pharmaceutical Group Ltd.	86,342	196,551
Dali Foods Group Co. Ltd., 144A	38,450	26,131
Daqin Railway Co. Ltd., Class A	13,100	14,775
Datang International Power Generation Co. Ltd., Class H	52,047	9,641
DHC Software Co. Ltd., Class A	800	1,043
Dong-E-E-Jiao Co. Ltd., Class A	200	958
Dongfang Electric Corp. Ltd., Class A	7,500	9,483
Dongfeng Motor Group Co. Ltd., Class H	50,526	48,538
Dongxing Securities Co. Ltd., Class A	600	924
East Money Information Co. Ltd., Class A	5,700	11,228
ENN Energy Holdings Ltd.	14,239	154,613
Everbright Securities Co. Ltd., Class A	8,100	12,915
Fangda Carbon New Material Co. Ltd., Class A*	596	914
Fiberhome Telecommunication Technologies Co. Ltd., Class A	4,000	14,155
Financial Street Holdings Co. Ltd., Class A	800	880
First Capital Securities Co. Ltd., Class A	900	920
Focus Media Information Technology Co. Ltd., Class A	12,720	10,131
Foshan Haitian Flavouring & Food Co. Ltd., Class A	3,100	47,169

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
China (Continued)
Fosun International Ltd.	51,392	$69,196
Founder Securities Co. Ltd., Class A	15,700	14,939
Foxconn Industrial Internet Co. Ltd., Class A	3,700	8,767
Fuyao Glass Industry Group Co. Ltd., Class A	500	1,581
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	10,763	31,761
Ganfeng Lithium Co. Ltd., Class A	200	789
GD Power Development Co. Ltd., Class A	20,300	6,525
GDS Holdings Ltd., ADR*(a)	1,183	55,388
Gemdale Corp., Class A	7,800	13,202
Genscript Biotech Corp.*	17,470	42,179
GF Securities Co. Ltd., Class A*	7,200	13,661
GF Securities Co. Ltd., Class H	20,617	22,071
Giant Network Group Co. Ltd., Class A	300	755
Gigadevice Semiconductor Beijing, Inc., Class A	500	11,762
Glodon Co. Ltd., Class A	3,500	16,438
GoerTek, Inc., Class A	4,400	12,135
GOME Retail Holdings Ltd.*(a)	216,093	19,047
Great Wall Motor Co. Ltd., Class H	56,344	43,546
Gree Electric Appliances, Inc. of Zhuhai, Class A	4,100	33,653
Greenland Holdings Corp. Ltd., Class A	13,173	12,272
Greentown Service Group Co. Ltd.	17,691	19,368
Guangdong Haid Group Co. Ltd., Class A	2,000	8,733
Guangdong LY Intelligent Manufacturing Co. Ltd., Class A*	7,300	10,871
Guangshen Railway Co. Ltd., Class A	25,600	10,778
Guangzhou Automobile Group Co. Ltd., Class A	560	941
Guangzhou Automobile Group Co. Ltd., Class H	56,441	60,276
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	2,300	10,874
Guangzhou Haige Communications Group, Inc. Co., Class A	600	876
Guangzhou R&F Properties Co. Ltd., Class H	17,009	28,594
Guosen Securities Co. Ltd., Class A	9,400	15,188
Guotai Junan Securities Co. Ltd., Class A	6,600	15,686
Guotai Junan Securities Co. Ltd., Class H, 144A	16,914	25,712
Guoyuan Securities Co. Ltd., Class A	9,600	11,415
Haidilao International Holding Ltd., 144A (a)	7,000	29,420
Haier Smart Home Co. Ltd., Class A	5,200	12,618
Haitian International Holdings Ltd.	11,053	24,710
Haitong Securities Co. Ltd., Class A	8,300	16,220
Haitong Securities Co. Ltd., Class H	56,154	56,096
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	12,100	54,056

	Number of Shares	Value
China (Continued)
Hangzhou Robam Appliances Co. Ltd., Class A	200	$845
Hangzhou Tigermed Consulting Co. Ltd., Class A	600	5,359
Hansoh Pharmaceutical Group Co. Ltd., 144A*	7,440	21,955
Henan Shuanghui Investment & Development Co. Ltd., Class A	2,308	10,173
Hengan International Group Co. Ltd.	13,674	90,309
Hengli Petrochemical Co. Ltd., Class A	6,580	13,130
Hengtong Optic-electric Co. Ltd., Class A	420	925
Hengyi Petrochemical Co. Ltd., Class A	5,900	11,689
Hesteel Co. Ltd., Class A	2,700	968
Hithink RoyalFlush Information Network Co. Ltd., Class A	500	6,489
HLA Corp. Ltd., Class A	600	655
Hua Hong Semiconductor Ltd., 144A (a)	9,412	16,689
Huaan Securities Co. Ltd., Class A	900	765
Huadian Power International Corp. Ltd., Class A	2,000	1,055
Huadian Power International Corp. Ltd., Class H	26,589	9,680
Huadong Medicine Co. Ltd., Class A	3,000	10,497
Hualan Biological Engineering, Inc., Class A	3,400	16,181
Huaneng Power International, Inc., Class A	1,200	1,022
Huaneng Power International, Inc., Class H	76,635	37,984
Huaneng Renewables Corp. Ltd., Class H	81,097	30,976
Huatai Securities Co. Ltd., Class A	6,200	14,965
Huatai Securities Co. Ltd., Class H, 144A	30,161	45,233
Huaxia Bank Co. Ltd., Class A	15,100	15,957
Huayu Automotive Systems Co. Ltd., Class A	4,100	15,115
Huazhu Group Ltd., ADR (a)	2,654	90,793
Hubei Biocause Pharmaceutical Co. Ltd., Class A	1,000	953
Hubei Energy Group Co. Ltd., Class A	1,100	646
Hundsun Technologies, Inc., Class A	1,760	18,226
HUYA, Inc., ADR*(a)	1,032	21,775
Iflytek Co. Ltd., Class A	3,050	14,298
Industrial & Commercial Bank of China Ltd., Class A	81,200	66,869
Industrial & Commercial Bank of China Ltd., Class H	1,202,363	857,070
Industrial Bank Co. Ltd., Class A	27,000	72,542
Industrial Securities Co. Ltd., Class A	19,900	17,520
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	49,800	9,066
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A*	23,100	9,922

See Notes to Financial Statements.	39

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
China (Continued)
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	8,300	$34,341
Inner Mongolia Yitai Coal Co. Ltd., Class B	21,400	15,429
Innovent Biologics, Inc., 144A*	13,088	45,811
iQIYI, Inc., ADR*(a)	2,541	48,660
JD.com, Inc., ADR*	13,577	443,289
Jiangsu Expressway Co. Ltd., Class H	26,010	34,689
Jiangsu Hengli Hydraulic Co. Ltd., Class A	1,900	11,788
Jiangsu Hengrui Medicine Co. Ltd., Class A	5,560	67,930
Jiangsu King’s Luck Brewery JSC Ltd., Class A	2,800	12,019
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	2,100	29,328
Jiangxi Copper Co. Ltd., Class A	500	1,002
Jiangxi Copper Co. Ltd., Class H	21,363	24,643
Jinduicheng Molybdenum Co. Ltd., Class A	700	715
Jinke Properties Group Co. Ltd., Class A	1,400	1,308
Jointown Pharmaceutical Group Co. Ltd., Class A	500	961
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	2,100	13,483
Kaisa Group Holdings Ltd.*	45,378	17,854
Kingdee International Software Group Co. Ltd.	48,156	47,737
Kingsoft Corp. Ltd.*	17,060	37,746
Kweichow Moutai Co. Ltd., Class A	1,400	224,809
KWG Group Holdings Ltd.*	24,576	26,999
Legend Holdings Corp., Class H, 144A	6,377	13,116
Lenovo Group Ltd.	137,204	90,616
Lepu Medical Technology Beijing Co. Ltd., Class A	3,200	14,687
Li Ning Co. Ltd.	38,576	123,691
Liaoning Cheng Da Co. Ltd., Class A*	400	824
Logan Property Holdings Co. Ltd.	27,157	39,757
Longfor Group Holdings Ltd., 144A	35,256	144,347
LONGi Green Energy Technology Co. Ltd., Class A	3,250	11,025
Luxshare Precision Industry Co. Ltd., Class A	5,985	28,968
Luye Pharma Group Ltd., 144A (a)	21,980	16,145
Luzhou Laojiao Co. Ltd., Class A	1,200	13,953
Maanshan Iron & Steel Co. Ltd., Class A	1,500	587
Mango Excellent Media Co. Ltd., Class A*	2,900	12,564
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	1,008	2,120
Meituan Dianping, Class B*	19,190	252,989
Metallurgical Corp. of China Ltd., Class A	23,200	8,843
Metallurgical Corp. of China Ltd., Class H	40,488	8,431

	Number of Shares	Value
China (Continued)
Midea Group Co. Ltd., Class A	4,850	$37,457
Momo, Inc., ADR	2,846	106,526
Muyuan Foodstuff Co. Ltd., Class A	1,460	18,025
NARI Technology Co. Ltd., Class A	4,100	13,389
NetEase, Inc., ADR	1,311	413,384
New China Life Insurance Co. Ltd., Class A	2,100	13,297
New China Life Insurance Co. Ltd., Class H	15,687	60,419
New Hope Liuhe Co. Ltd., Class A	5,200	15,213
New Oriental Education & Technology Group, Inc., ADR*	2,711	328,248
Ninestar Corp., Class A	200	805
Ningbo Zhoushan Port Co. Ltd., Class A	29,300	15,086
NIO, Inc., ADR*(a)	12,988	29,483
Noah Holdings Ltd., ADR*(a)	585	17,047
Oceanwide Holdings Co. Ltd., Class A	11,900	7,159
Offshore Oil Engineering Co. Ltd., Class A	15,000	14,891
OFILM Group Co. Ltd., Class A*	700	1,257
Orient Securities Co. Ltd., Class A	12,900	17,834
Oriental Pearl Group Co. Ltd., Class A	910	1,142
People’s Insurance Co. Group of China Ltd., Class H	151,852	60,911
Perfect World Co. Ltd., Class A	200	981
PetroChina Co. Ltd., Class A	14,632	11,633
PetroChina Co. Ltd., Class H	372,135	171,615
PICC Property & Casualty Co. Ltd., Class H	133,297	154,275
Pinduoduo, Inc., ADR*(a)	3,689	132,620
Ping An Bank Co. Ltd., Class A	22,400	48,713
Ping An Healthcare and Technology Co. Ltd., 144A*	5,784	38,496
Ping An Insurance Group Co. of China Ltd., Class A	12,800	152,234
Ping An Insurance Group Co. of China Ltd., Class H	103,485	1,172,593
Poly Developments and Holdings Group Co. Ltd., Class A	15,800	32,428
Postal Savings Bank of China Co. Ltd., Class H, 144A	152,332	98,856
Power Construction Corp. of China Ltd., Class A	13,201	7,661
Qudian, Inc., ADR*(a)	2,457	12,187
RiseSun Real Estate Development Co. Ltd., Class A	9,300	11,415
Rongsheng Petro Chemical Co. Ltd., Class A	12,550	21,688
SAIC Motor Corp. Ltd., Class A	9,000	29,762
Sanan Optoelectronics Co. Ltd., Class A	5,800	13,719
Sany Heavy Industry Co. Ltd., Class A	7,500	15,446
SDIC Capital Co. Ltd., Class A	7,100	12,068
SDIC Power Holdings Co. Ltd., Class A	6,400	7,619
Seazen Group Ltd.*(a)	37,796	40,268
Seazen Holdings Co. Ltd., Class A	2,200	10,216

See Notes to Financial Statements.	40

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
China (Continued)
Semiconductor Manufacturing International Corp.*(a)	57,710	$73,575
SF Holding Co. Ltd., Class A	2,600	14,034
Shaanxi Coal Industry Co. Ltd., Class A	7,600	9,166
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	338	990
Shandong Gold Mining Co. Ltd., Class A	3,940	16,862
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	40,966	49,454
Shanghai 2345 Network Holding Group Co. Ltd., Class A	1,521	653
Shanghai Construction Group Co. Ltd., Class A	45,900	22,719
Shanghai Electric Group Co. Ltd., Class A	2,000	1,331
Shanghai Electric Group Co. Ltd., Class H	60,151	18,518
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,700	6,081
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	9,570	26,896
Shanghai International Airport Co. Ltd., Class A	900	9,617
Shanghai International Port Group Co. Ltd., Class A	12,400	9,824
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	23,659	21,648
Shanghai M&G Stationery, Inc., Class A	2,200	14,372
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	500	1,265
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	14,669	26,310
Shanghai Pudong Development Bank Co. Ltd., Class A	39,100	66,234
Shanghai Tunnel Engineering Co. Ltd., Class A	800	669
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	700	689
Shanxi Securities Co. Ltd., Class A	10,500	11,111
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	700	8,895
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	800	658
Shenergy Co. Ltd., Class A	1,100	928
Shennan Circuits Co. Ltd., Class A	500	10,389
Shenwan Hongyuan Group Co. Ltd., Class A	22,500	15,233
Shenzhen Energy Group Co. Ltd., Class A	13,300	11,388
Shenzhen Expressway Co. Ltd., Class H	9,438	12,587
Shenzhen Goodix Technology Co. Ltd., Class A	600	16,564
Shenzhen Inovance Technology Co. Ltd., Class A	4,700	17,561

	Number of Shares	Value
China (Continued)
Shenzhen Kangtai Biological Products Co. Ltd., Class A	500	$5,435
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	300	7,668
Shenzhen Overseas Chinese Town Co. Ltd., Class A	18,700	18,325
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	200	528
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	900	509
Shenzhou International Group Holdings Ltd.	13,742	181,166
Shui On Land Ltd.	65,635	13,751
Sichuan Chuantou Energy Co. Ltd., Class A	14,400	19,559
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	400	1,321
SINA Corp.*	1,286	44,869
Sinolink Securities Co. Ltd., Class A	800	935
Sino-Ocean Group Holding Ltd.	64,022	23,718
Sinopec Engineering Group Co. Ltd., Class H	24,280	14,237
Sinopec Shanghai Petrochemical Co. Ltd., Class A	1,200	667
Sinopec Shanghai Petrochemical Co. Ltd., Class H	50,483	13,994
Sinopharm Group Co. Ltd., Class H	24,430	80,673
Sinotrans Ltd., Class H	37,004	11,534
Sinotruk Hong Kong Ltd.	13,304	22,468
SOHO China Ltd.	30,051	10,365
Songcheng Performance Development Co. Ltd., Class A	1,400	5,444
SooChow Securities Co. Ltd., Class A	800	971
Spring Airlines Co. Ltd., Class A	2,600	14,899
Sunac China Holdings Ltd.	46,926	228,694
Suning.com Co. Ltd., Class A	9,300	13,029
Sunny Optical Technology Group Co. Ltd.	13,854	227,064
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	2,500	6,791
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	700	801
TAL Education Group, ADR*	7,099	314,202
Tasly Pharmaceutical Group Co. Ltd., Class A	420	912
TBEA Co. Ltd., Class A	11,600	10,708
TCL Corp., Class A	12,800	6,991
Tencent Holdings Ltd.	106,217	4,502,117
Tencent Music Entertainment Group, ADR*(a)	1,852	23,020
Tianma Microelectronics Co. Ltd., Class A	1,000	2,180
Tingyi Cayman Islands Holding Corp.	37,802	61,522
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	400	755
Tongling Nonferrous Metals Group Co. Ltd., Class A	2,600	788

See Notes to Financial Statements.	41

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
China (Continued)
Tongwei Co. Ltd., Class A	4,300	$8,012
Topchoice Medical Corp., Class A*	800	11,783
TravelSky Technology Ltd., Class H	20,280	49,378
Trip.com Group Ltd., ADR*	8,588	285,465
Tsingtao Brewery Co. Ltd., Class A	200	1,442
Tsingtao Brewery Co. Ltd., Class H	7,828	48,400
Tunghsu Optoelectronic Technology Co. Ltd., Class A (b)	17,600	12,016
Tus Environmental Science And Technology Development Co. Ltd., Class A	300	365
Uni-President China Holdings Ltd.	24,872	25,259
Unisplendour Corp. Ltd., Class A	3,296	12,681
Vipshop Holdings Ltd., ADR*	8,760	111,953
Walvax Biotechnology Co. Ltd., Class A	1,300	5,584
Wanhua Chemical Group Co. Ltd., Class A	2,700	18,590
Want Want China Holdings Ltd.	94,671	81,512
Wanxiang Qianchao Co. Ltd., Class A	700	506
Weibo Corp., ADR*	1,074	45,978
Weichai Power Co. Ltd., Class A	11,500	21,574
Weichai Power Co. Ltd., Class H	25,732	43,982
Weifu High-Technology Group Co. Ltd., Class A	200	529
Wens Foodstuffs Group Co. Ltd., Class A	6,900	35,134
Western Securities Co. Ltd., Class A	900	1,129
Will Semiconductor Ltd., Class A	900	16,026
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,000	3,085
Wuliangye Yibin Co. Ltd., Class A	4,700	85,265
WuXi AppTec Co. Ltd., Class A	1,300	16,269
WuXi AppTec Co. Ltd., Class H, 144A	2,840	32,960
Wuxi Biologics Cayman, Inc., 144A*	10,257	115,895
XCMG Construction Machinery Co. Ltd., Class A	19,400	12,637
Xiamen C & D, Inc., Class A	700	796
Xiaomi Corp., Class B, 144A*	149,562	170,998
Xinhu Zhongbao Co. Ltd., Class A	2,200	1,164
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	9,333	15,385
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	9,299	10,347
Xinyi Solar Holdings Ltd.	60,942	37,446
Yanzhou Coal Mining Co. Ltd., Class H	40,331	35,653
Yihai International Holding Ltd.*	8,514	54,164
Yonghui Superstores Co. Ltd., Class A	8,300	8,771
Yonyou Network Technology Co. Ltd., Class A	2,200	8,686
Yum China Holdings, Inc.	6,596	293,654
Yunda Holding Co. Ltd., Class A	1,200	4,962
Yunnan Baiyao Group Co. Ltd., Class A	1,900	23,754
Yuzhou Properties Co. Ltd.	33,698	15,497
YY, Inc., ADR*	1,053	67,171

	Number of Shares	Value
China (Continued)
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	1,100	$15,611
Zhaojin Mining Industry Co. Ltd., Class H	16,481	17,054
Zhejiang China Commodities City Group Co. Ltd., Class A	1,400	759
Zhejiang Chint Electrics Co. Ltd., Class A	4,900	16,643
Zhejiang Dahua Technology Co. Ltd., Class A	6,100	14,697
Zhejiang Expressway Co. Ltd., Class H	30,365	26,571
Zhejiang Huayou Cobalt Co. Ltd., Class A	752	3,261
Zhejiang Longsheng Group Co. Ltd., Class A	800	1,499
Zhejiang NHU Co. Ltd., Class A	4,500	13,633
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	6,200	13,025
Zhejiang Supor Co. Ltd., Class A	1,600	16,339
Zhengzhou Yutong Bus Co. Ltd., Class A	503	1,004
Zhenro Properties Group Ltd.	17,404	11,228
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A*	6,816	23,553
Zhongjin Gold Corp. Ltd., Class A	900	1,004
Zhongsheng Group Holdings Ltd.	11,514	40,816
Zhuzhou CRRC Times Electric Co. Ltd., Class H	10,552	36,058
Zijin Mining Group Co. Ltd., Class A	28,300	14,329
Zijin Mining Group Co. Ltd., Class H	94,941	35,536
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	16,576	14,028
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	14,982	10,603
ZTE Corp., Class A*	3,200	13,977
ZTE Corp., Class H*	12,863	34,261
ZTO Express Cayman, Inc., ADR	6,129	130,425

		32,407,019

Colombia — 0.2%
Bancolombia SA	4,340	51,433
Ecopetrol SA	93,845	87,787
Grupo Argos SA	4,802	23,975
Grupo de Inversiones Suramericana SA	3,998	36,831
Interconexion Electrica SA ESP	8,280	44,683

		244,709

Cyprus — 0.1%
Polymetal International PLC	4,365	65,522

Czech Republic — 0.1%
CEZ AS	3,051	67,570
Komercni banka AS	1,470	50,340
Moneta Money Bank AS, 144A	8,979	29,819

		147,729

See Notes to Financial Statements.	42

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
Egypt — 0.1%
Commercial International Bank Egypt SAE	27,646	$135,143
Eastern Co. SAE	18,530	17,208
ElSewedy Electric Co.	17,540	13,090

		165,441

Greece — 0.3%
Alpha Bank AE*	22,903	48,194
Eurobank Ergasias SA*	53,092	55,918
FF Group*(b)	1,458	7,710
Hellenic Telecommunications Organization SA	4,535	68,148
JUMBO SA	2,230	44,714
Motor Oil Hellas Corinth Refineries SA	1,330	31,122
National Bank of Greece SA*	11,323	38,347
OPAP SA	2,211	27,184

		321,337

Hong Kong — 3.7%
Alibaba Health Information Technology Ltd.*	71,195	80,580
Alibaba Pictures Group Ltd.*	274,447	45,577
Beijing Enterprises Holdings Ltd.	8,965	39,625
Beijing Enterprises Water Group Ltd.*	84,109	41,259
Bosideng International Holdings Ltd.	58,000	27,711
Brilliance China Automotive Holdings Ltd.	60,459	62,405
China Agri-Industries Holdings Ltd.	33,549	17,614
China Ding Yi Feng Holdings Ltd. (b)	22,249	65,598
China Education Group Holdings Ltd. (a)	11,976	16,217
China Everbright International Ltd.	71,199	53,845
China Everbright Ltd.	18,608	29,951
China First Capital Group Ltd.*	62,447	3,271
China Gas Holdings Ltd.	35,252	131,046
China Jinmao Holdings Group Ltd.	104,882	69,671
China Mengniu Dairy Co. Ltd.*	52,812	202,058
China Merchants Port Holdings Co. Ltd.	28,563	44,442
China Mobile Ltd.	113,507	855,502
China Overseas Land & Investment Ltd.	66,763	223,878
China Power International Development Ltd.	69,403	14,363
China Resources Beer Holdings Co. Ltd.	27,371	143,358
China Resources Cement Holdings Ltd.	46,015	55,079
China Resources Gas Group Ltd.	17,087	95,170
China Resources Land Ltd.	49,181	212,668
China Resources Power Holdings Co. Ltd.	37,181	48,352
China State Construction International Holdings Ltd.	43,930	34,625
China Taiping Insurance Holdings Co. Ltd.	31,757	73,429
China Traditional Chinese Medicine Holdings Co. Ltd.	43,949	19,594

	Number of Shares	Value
Hong Kong (Continued)
China Unicom Hong Kong Ltd.	116,809	$99,976
CITIC Ltd.	104,580	130,925
COSCO SHIPPING Ports Ltd.	30,797	25,061
Far East Horizon Ltd.	42,973	39,031
Geely Automobile Holdings Ltd.	95,593	178,778
Guangdong Investment Ltd.	56,892	117,592
Haier Electronics Group Co. Ltd.	25,594	71,112
Hutchison China MediTech Ltd., ADR*	1,154	27,823
Kingboard Holdings Ltd.	13,639	37,547
Kingboard Laminates Holdings Ltd.	20,799	23,461
Kunlun Energy Co. Ltd.	60,391	51,148
Lee & Man Paper Manufacturing Ltd.	30,314	20,524
Nine Dragons Paper Holdings Ltd.	29,847	30,388
Shanghai Industrial Holdings Ltd.	10,403	18,738
Shenzhen International Holdings Ltd.	18,483	39,053
Shenzhen Investment Ltd.	52,047	20,478
Shimao Property Holdings Ltd.	21,754	78,784
Sino Biopharmaceutical Ltd.	127,131	164,029
SSY Group Ltd.	28,909	22,749
Sun Art Retail Group Ltd.	44,542	50,414
Towngas China Co. Ltd.*	17,907	12,650
Wharf Holdings Ltd.	19,772	47,839
Yuexiu Property Co. Ltd.	123,760	26,402

		4,041,390

Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	8,112	78,413
OTP Bank Nyrt	4,050	190,674
Richter Gedeon Nyrt	2,346	44,945

		314,032

India — 8.9%
Adani Ports & Special Economic Zone Ltd.	11,817	62,933
Ambuja Cements Ltd.	12,980	37,029
Ashok Leyland Ltd.	24,284	26,793
Asian Paints Ltd.	5,605	133,305
Aurobindo Pharma Ltd.	4,538	28,460
Avenue Supermarts Ltd., 144A*	2,322	58,991
Axis Bank Ltd.	11,316	116,579
Axis Bank Ltd., GDR	5,548	284,058
Bajaj Auto Ltd.	1,581	69,995
Bajaj Finance Ltd.	3,298	187,304
Bajaj Finserv Ltd.	709	90,039
Bandhan Bank Ltd., 144A	7,707	62,440
Berger Paints India Ltd.	3,382	23,409
Bharat Forge Ltd.	4,456	28,846
Bharat Petroleum Corp. Ltd.	13,022	92,858
Bharti Airtel Ltd.*	37,485	231,193
Bharti Infratel Ltd.	6,374	24,550
Bosch Ltd.	134	30,153
Britannia Industries Ltd.	1,182	50,381
Cipla Ltd.	7,384	48,038
Coal India Ltd.	23,614	67,563
Colgate-Palmolive India Ltd.	903	18,557
Container Corp. Of India Ltd.	3,839	30,985
Dabur India Ltd.	9,847	63,018

See Notes to Financial Statements.	43

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
India (Continued)
Divi’s Laboratories Ltd.	1,556	$38,743
DLF Ltd.	9,508	29,119
Dr. Reddy’s Laboratories Ltd., ADR	2,190	89,177
Eicher Motors Ltd.	259	82,611
GAIL India Ltd.	29,884	52,509
Godrej Consumer Products Ltd.	6,558	66,277
Grasim Industries Ltd.	5,948	65,257
Havells India Ltd.	4,389	40,836
HCL Technologies Ltd.	10,429	163,935
HDFC Asset Management Co. Ltd., 144A	759	37,422
HDFC Life Insurance Co. Ltd., 144A	9,358	74,551
Hero MotoCorp Ltd.	1,832	62,147
Hindalco Industries Ltd.	24,011	66,991
Hindustan Petroleum Corp. Ltd.	12,381	48,773
Hindustan Unilever Ltd.	11,792	334,557
Housing Development Finance Corp. Ltd.	30,206	967,287
ICICI Bank Ltd.	52,977	378,547
ICICI Bank Ltd., ADR (a)	17,305	243,827
ICICI Lombard General Insurance Co. Ltd., 144A	3,184	60,491
ICICI Prudential Life Insurance Co. Ltd., 144A	5,450	38,172
Indian Oil Corp. Ltd.	37,974	69,556
Info Edge India Ltd.	1,025	37,632
Infosys Ltd.	28,912	280,646
Infosys Ltd., ADR	33,980	334,023
InterGlobe Aviation Ltd., 144A	1,683	33,882
ITC Ltd.	60,923	209,255
JSW Steel Ltd.	16,163	58,929
Larsen & Toubro Ltd.	7,941	147,286
LIC Housing Finance Ltd.	6,353	41,100
Lupin Ltd.	4,717	52,646
Mahindra & Mahindra Financial Services Ltd.	5,933	29,100
Mahindra & Mahindra Ltd.	14,400	106,498
Marico Ltd.	5,975	29,976
Maruti Suzuki India Ltd.	1,893	191,203
Motherson Sumi Systems Ltd.	15,672	28,302
Nestle India Ltd.	429	86,437
NTPC Ltd.	43,466	70,497
Oil & Natural Gas Corp. Ltd.	46,291	85,016
Page Industries Ltd.	97	29,814
Petronet LNG Ltd.	12,344	46,717
Pidilite Industries Ltd.	2,207	40,087
Piramal Enterprises Ltd.	1,587	40,051
Power Grid Corp. of India Ltd.	30,435	82,008
REC Ltd.	14,727	28,309
Reliance Industries Ltd., GDR, 144A	26,606	1,149,379
SBI Life Insurance Co. Ltd., 144A	6,077	81,327
Shree Cement Ltd.	171	50,049
Shriram Transport Finance Co. Ltd.	3,122	49,055
Siemens Ltd.	1,063	21,785
State Bank of India*	34,706	165,384
Sun Pharmaceutical Industries Ltd.	15,769	98,884
Tata Consultancy Services Ltd.	16,626	475,865
Tata Motors Ltd., ADR*(a)	6,119	68,655

	Number of Shares	Value
India (Continued)
Tata Power Co. Ltd.	25,164	$20,117
Tata Steel Ltd.	6,796	40,499
Tech Mahindra Ltd.	9,065	96,219
Titan Co. Ltd.	6,043	97,690
UltraTech Cement Ltd.	1,873	111,201
United Spirits Ltd.*	5,845	49,396
UPL Ltd.	10,065	80,429
Vedanta Ltd.	36,648	73,871
Wipro Ltd., ADR	10,977	39,846
Wipro Ltd.	9,371	31,051
Zee Entertainment Enterprises Ltd.	10,908	44,560

		9,812,938

Indonesia — 1.9%
PT Adaro Energy Tbk	318,845	27,804
PT Astra International Tbk	385,458	177,630
PT Bank Central Asia Tbk	177,793	395,796
PT Bank Mandiri Persero Tbk	330,278	163,324
PT Bank Negara Indonesia Persero Tbk	142,639	75,845
PT Bank Rakyat Indonesia Persero Tbk	995,858	288,767
PT Bank Tabungan Negara Persero Tbk	93,690	14,148
PT Barito Pacific Tbk	512,782	49,442
PT Bukit Asam Tbk	37,143	6,373
PT Bumi Serpong Damai Tbk*	167,473	14,842
PT Charoen Pokphand Indonesia Tbk	138,729	66,143
PT Gudang Garam Tbk	9,070	32,393
PT Hanjaya Mandala Sampoerna Tbk	202,427	27,770
PT Indah Kiat Pulp & Paper Corp. Tbk	54,346	26,200
PT Indocement Tunggal Prakarsa Tbk	36,768	50,571
PT Indofood CBP Sukses Makmur Tbk	50,739	40,739
PT Indofood Sukses Makmur Tbk	95,501	53,827
PT Jasa Marga Persero Tbk	29,062	10,178
PT Kalbe Farma Tbk	458,860	49,611
PT Pabrik Kertas Tjiwi Kimia Tbk	31,395	20,477
PT Pakuwon Jati Tbk	322,949	12,936
PT Perusahaan Gas Negara Tbk	237,145	32,281
PT Semen Indonesia Persero Tbk	57,520	46,693
PT Telekomunikasi Indonesia Persero Tbk	886,608	247,031
PT Unilever Indonesia Tbk	25,341	75,098
PT United Tractors Tbk	32,484	48,191
PT XL Axiata Tbk*	55,424	13,124

		2,067,234

Luxembourg — 0.0%
Reinet Investments SCA	2,799	54,464

Malaysia — 1.8%
AirAsia Group Bhd	35,170	14,231
AMMB Holdings Bhd	34,346	32,812
Axiata Group Bhd	52,199	51,618
British American Tobacco Malaysia Bhd	3,242	12,653
CIMB Group Holdings Bhd	83,984	104,163
Dialog Group Bhd	74,136	59,465
DiGi.Com Bhd	59,560	63,888
Fraser & Neave Holdings Bhd	3,700	30,777
Gamuda Bhd	35,100	31,600

See Notes to Financial Statements.	44

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
Malaysia (Continued)
Genting Bhd	40,367	$56,349
Genting Malaysia Bhd	48,934	36,790
Genting Plantations Bhd	3,400	8,401
HAP Seng Consolidated Bhd	12,451	29,514
Hartalega Holdings Bhd	28,902	36,331
Hong Leong Bank Bhd	12,641	51,151
Hong Leong Financial Group Bhd	3,100	12,099
IHH Healthcare Bhd	43,635	56,104
IJM Corp. Bhd	44,164	22,101
IOI Corp. Bhd	41,894	43,634
Kuala Lumpur Kepong Bhd	7,587	42,399
Malayan Banking Bhd	66,135	135,073
Malaysia Airports Holdings Bhd	17,200	34,182
Maxis Bhd	40,796	50,598
MISC Bhd	22,700	44,297
Nestle Malaysia Bhd	1,300	44,604
Petronas Chemicals Group Bhd	47,424	80,166
Petronas Dagangan Bhd	4,804	26,341
Petronas Gas Bhd	10,635	39,469
PPB Group Bhd	10,562	46,026
Press Metal Aluminium Holdings Bhd	26,800	30,159
Public Bank Bhd	59,122	277,738
QL Resources Bhd	12,400	21,525
RHB Bank Bhd	26,153	35,443
RHB Bank Bhd*(b)	19,600	0
Sime Darby Bhd	49,823	26,841
Sime Darby Plantation Bhd	39,623	47,246
Telekom Malaysia Bhd	19,945	17,956
Tenaga Nasional Bhd	52,505	165,441
Top Glove Corp. Bhd	29,700	32,001
Westports Holdings Bhd	15,807	15,782
YTL Corp. Bhd	58,598	11,715

		1,978,683

Mexico — 2.3%
Alfa SAB de CV, Class A	55,242	43,392
Alsea SAB de CV*	12,071	32,704
America Movil SAB de CV, Series L	611,430	469,020
Arca Continental SAB de CV	7,577	40,108
Cemex SAB de CV, Series CPO	293,112	107,175
Coca-Cola Femsa SAB de CV	9,805	56,234
El Puerto de Liverpool SAB de CV, Class C1	4,177	20,598
Fibra Uno Administracion SA de CV REIT	56,465	86,252
Fomento Economico Mexicano SAB de CV	35,317	320,543
Gruma SAB de CV, Class B	3,786	38,142
Grupo Aeroportuario del Pacifico SAB de CV, Class B	6,719	68,305
Grupo Aeroportuario del Sureste SAB de CV, Class B	3,946	67,333
Grupo Bimbo SAB de CV, Series A	31,019	53,616
Grupo Carso SAB de CV, Series A1	9,835	32,873
Grupo Financiero Banorte SAB de CV, Class O	46,941	247,110
Grupo Financiero Inbursa SAB de CV, Class O	45,822	54,388

	Number of Shares	Value
Mexico (Continued)
Grupo Mexico SAB de CV, Series B	63,095	$164,816
Grupo Televisa SAB, Series CPO	46,263	100,667
Industrias Penoles SAB de CV	2,558	27,118
Infraestructura Energetica Nova SAB de CV	9,899	40,594
Kimberly-Clark de Mexico SAB de CV, Class A*	28,207	54,021
Megacable Holdings SAB de CV, Series CPO	6,280	22,237
Orbia Advance Corp. SAB de CV	19,219	41,948
Promotora y Operadora de Infraestructura SAB de CV	4,327	41,366
Wal-Mart de Mexico SAB de CV	94,251	262,589

		2,493,149

Peru — 0.4%
Cia de Minas Buenaventura SAA, ADR (a)	3,751	57,653
Credicorp Ltd.	1,269	268,000
Southern Copper Corp.	1,649	62,711

		388,364

Philippines — 1.0%
Aboitiz Equity Ventures, Inc.	38,090	36,692
Aboitiz Power Corp.	26,246	17,794
Altus San Nicolas Corp.*(b)	871	89
Ayala Corp.	5,346	84,795
Ayala Land, Inc.	138,424	123,946
Bank of the Philippine Islands	19,424	32,854
BDO Unibank, Inc.	38,205	114,130
Globe Telecom, Inc.	634	24,205
GT Capital Holdings, Inc.	1,744	30,700
International Container Terminal Services, Inc.	18,562	45,149
JG Summit Holdings, Inc.	55,102	83,388
Jollibee Foods Corp.	7,793	29,445
Manila Electric Co.	4,870	30,572
Megaworld Corp.	215,200	18,761
Metro Pacific Investments Corp.	311,127	26,328
Metropolitan Bank & Trust Co.	30,632	39,936
PLDT, Inc.	1,856	39,264
Robinsons Land Corp.	42,239	21,778
Security Bank Corp.	4,695	18,941
SM Investments Corp.	3,798	79,226
SM Prime Holdings, Inc.	191,091	146,660
Universal Robina Corp.	16,999	50,213

		1,094,866

Poland — 0.9%
Bank Millennium SA*	13,199	18,602
Bank Polska Kasa Opieki SA	3,172	84,874
CCC SA	609	17,477
CD Projekt SA	1,362	91,282
Cyfrowy Polsat SA	5,101	36,362
Dino Polska SA, 144A*	871	30,066
Grupa Lotos SA	1,657	38,786
KGHM Polska Miedz SA*	2,702	62,019
LPP SA	23	51,089

See Notes to Financial Statements.	45

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
Poland (Continued)
mBank SA*	322	$30,599
Orange Polska SA*	15,049	24,552
PGE Polska Grupa Energetyczna SA*	17,469	38,901
Polski Koncern Naftowy ORLEN SA	5,717	135,601
Polskie Gornictwo Naftowe i Gazownictwo SA	31,290	36,909
Powszechna Kasa Oszczednosci Bank Polski SA	14,744	136,045
Powszechny Zaklad Ubezpieczen SA	11,545	114,074
Santander Bank Polska SA	705	49,500

		996,738

Qatar — 0.9%
Barwa Real Estate Co.	32,042	30,011
Commercial Bank PSQC	43,374	52,181
Industries Qatar QSC	35,505	98,594
Masraf Al Rayan QSC	69,129	73,102
Mesaieed Petrochemical Holding Co.	85,282	60,903
Ooredoo QPSC	18,352	34,983
Qatar Electricity & Water Co. QSC	8,580	38,013
Qatar Fuel QSC	8,328	51,330
Qatar Insurance Co. SAQ	33,942	28,621
Qatar International Islamic Bank QSC	8,758	22,035
Qatar Islamic Bank SAQ	22,212	90,660
Qatar National Bank QPSC	82,232	434,791

		1,015,224

Romania — 0.1%
NEPI Rockcastle PLC	7,505	63,499

Russia — 3.6%
Alrosa PJSC	48,186	58,341
Gazprom PJSC	179,456	718,326
Gazprom PJSC, ADR	8,451	67,135
Inter RAO UES PJSC	681,324	47,223
LUKOIL PJSC, ADR	3,672	350,162
LUKOIL PJSC	3,489	332,821
Magnit PJSC, GDR	6,696	76,435
Magnitogorsk Iron & Steel Works PJSC	43,742	26,504
MMC Norilsk Nickel PJSC	1,145	303,352
Mobile TeleSystems PJSC, ADR	9,527	89,935
Moscow Exchange MICEX-RTS PJSC	24,226	39,799
Novatek PJSC, GDR	1,676	331,848
Novolipetsk Steel PJSC	21,832	43,915
PhosAgro PJSC, GDR	2,512	30,948
Polyus PJSC	508	54,408
Rosneft Oil Co. PJSC, GDR	21,966	148,929
Sberbank of Russia PJSC	196,860	715,905
Severstal PJSC	826	11,657
Severstal PJSC, GDR	3,074	43,190
Surgutneftegas PJSC, ADR	14,152	95,880
Tatneft PJSC	27,692	318,669
VTB Bank PJSC, GDR	11,573	15,971
VTB Bank PJSC	41,832,488	29,473
X5 Retail Group NV, GDR	2,473	82,408

		4,033,234

	Number of Shares	Value
Saudi Arabia — 2.4%
Advanced Petrochemical Co.	1,845	$23,075
Al Rajhi Bank	22,677	376,136
Alinma Bank	14,341	87,193
Almarai Co. JSC	4,761	62,528
Arab National Bank	9,390	63,852
Bank AlBilad	7,137	49,103
Bank Al-Jazira	7,663	27,832
Banque Saudi Fransi	10,494	93,746
Bupa Arabia for Cooperative Insurance Co.	470	12,659
Co. for Cooperative Insurance*	1,158	21,554
Dar Al Arkan Real Estate Development Co.*	10,026	31,014
Emaar Economic City*	7,006	17,001
Etihad Etisalat Co.*	7,172	42,994
Jarir Marketing Co.	1,105	46,616
National Commercial Bank	21,914	268,812
National Industrialization Co.*	6,105	19,080
Rabigh Refining & Petrochemical Co.*	4,016	20,626
Riyad Bank	23,241	136,347
Sahara International Petrochemical Co.	6,605	27,477
Samba Financial Group	18,976	147,507
Saudi Airlines Catering Co.	736	17,428
Saudi Arabian Fertilizer Co.	3,185	62,256
Saudi Arabian Mining Co.*	7,887	90,332
Saudi Basic Industries Corp.	13,471	326,896
Saudi British Bank	12,448	113,194
Saudi Cement Co.	1,389	25,187
Saudi Electricity Co.	15,878	85,868
Saudi Industrial Investment Group	4,139	22,318
Saudi Kayan Petrochemical Co.*	14,059	37,791
Saudi Telecom Co.	7,689	191,097
Savola Group*	4,956	41,498
Yanbu National Petrochemical Co.	4,282	57,208

		2,646,225

Singapore — 0.0%
BOC Aviation Ltd., 144A	4,028	38,052

South Africa — 4.4%
Absa Group Ltd.	12,357	124,143
Anglo American Platinum Ltd.	1,091	90,245
AngloGold Ashanti Ltd.	7,925	148,179
Aspen Pharmacare Holdings Ltd.*	7,666	61,399
Bid Corp. Ltd.	6,501	143,090
Bidvest Group Ltd.	5,135	71,105
Capitec Bank Holdings Ltd.	906	87,600
Clicks Group Ltd.	4,849	82,851
Discovery Ltd.	7,754	62,453
Exxaro Resources Ltd.	4,612	41,951
FirstRand Ltd.	64,792	276,796
Fortress REIT Ltd., Class A REIT	22,948	30,920
Foschini Group Ltd.	4,209	44,559
Gold Fields Ltd.	16,168	84,877
Growthpoint Properties Ltd. REIT	59,175	92,085
Impala Platinum Holdings Ltd.*	14,491	111,317
Investec Ltd. (a)	5,876	33,758

See Notes to Financial Statements.	46

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
South Africa (Continued)
Kumba Iron Ore Ltd. (a)	1,278	$32,772
Liberty Holdings Ltd.	2,897	22,033
Life Healthcare Group Holdings Ltd. (a)	28,678	48,364
Momentum Metropolitan Holdings	20,555	28,537
Mr Price Group Ltd. (a)	5,045	60,232
MTN Group Ltd. (a)	30,853	194,426
MultiChoice Group*	8,968	74,164
Naspers Ltd., Class N	8,058	1,151,627
Nedbank Group Ltd.	7,133	106,572
Northam Platinum Ltd.*	6,123	44,696
Old Mutual Ltd.	93,919	118,792
Pepkor Holdings Ltd., 144A	11,521	13,896
Pick n Pay Stores Ltd.	7,952	36,825
PSG Group Ltd.	2,456	39,079
Rand Merchant Investment Holdings Ltd.	14,737	30,353
Redefine Properties Ltd. REIT (a)	104,495	58,671
Remgro Ltd.	10,005	131,188
RMB Holdings Ltd.	15,337	84,386
Sanlam Ltd.	33,751	175,939
Sasol Ltd.	9,970	179,566
Shoprite Holdings Ltd.	9,061	79,223
Sibanye Gold Ltd.*	41,064	80,907
SPAR Group Ltd. (a)	3,454	48,523
Standard Bank Group Ltd.	22,403	253,314
Telkom SA SOC Ltd. (a)	6,049	19,350
Tiger Brands Ltd.	3,047	42,468
Vodacom Group Ltd. (a)	10,973	90,671
Woolworths Holdings Ltd.	17,289	61,546

		4,895,448

South Korea — 10.6%
Amorepacific Corp.	605	96,808
AMOREPACIFIC Group	549	37,742
BGF retail Co. Ltd.	178	25,318
BNK Financial Group, Inc.	5,642	33,246
Celltrion Healthcare Co. Ltd.*	1,061	44,240
Celltrion, Inc.*	1,692	249,255
Cheil Worldwide, Inc.	1,198	23,987
CJ CheilJedang Corp.	152	31,915
CJ Corp.	326	25,420
CJ ENM Co. Ltd.	219	28,294
CJ Logistics Corp.*	170	22,669
Daelim Industrial Co. Ltd.	501	38,132
Daewoo Engineering & Construction Co. Ltd.*	3,304	12,476
Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	847	18,896
DB Insurance Co. Ltd.	766	36,123
Doosan Bobcat, Inc.	781	20,696
E-MART, Inc.	412	45,694
Fila Korea Ltd.	922	40,279
GS Engineering & Construction Corp.	1,056	26,821
GS Holdings Corp.	1,077	43,631
GS Retail Co. Ltd.	640	20,644
Hana Financial Group, Inc.	5,152	155,936
Hankook Tire & Technology Co. Ltd.	1,013	28,516
Hanmi Pharm. Co. Ltd.	133	35,976

	Number of Shares	Value
South Korea (Continued)
Hanon Systems	2,489	$22,758
Hanwha Chemical Corp.	1,766	26,240
Hanwha Corp.	414	8,605
Hanwha Life Insurance Co. Ltd.	5,897	11,433
HDC Hyundai Development Co-Engineering & Construction, Class E	611	14,303
Helixmith Co. Ltd.*	334	25,704
HLB, Inc.*	646	62,951
Hotel Shilla Co. Ltd.	611	43,815
Hyundai Department Store Co. Ltd.	334	23,527
Hyundai Engineering & Construction Co. Ltd.	1,505	52,178
Hyundai Glovis Co. Ltd.	328	41,793
Hyundai Heavy Industries Holdings Co. Ltd.	194	56,829
Hyundai Marine & Fire Insurance Co. Ltd.	1,375	32,595
Hyundai Mobis Co. Ltd.	1,262	261,770
Hyundai Motor Co.	2,737	280,385
Hyundai Steel Co.	1,526	41,020
Industrial Bank of Korea	4,489	44,656
Kakao Corp.	998	131,388
Kangwon Land, Inc.	2,268	56,357
KB Financial Group, Inc.	7,363	287,064
KCC Corp.	136	24,986
Kia Motors Corp.	5,014	183,597
KMW Co. Ltd.*	457	17,953
Korea Aerospace Industries Ltd.	1,468	46,359
Korea Electric Power Corp.*	4,953	116,995
Korea Gas Corp.	411	13,014
Korea Investment Holdings Co. Ltd.	822	49,898
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	702	71,320
Korea Zinc Co. Ltd.	172	59,122
Korean Air Lines Co. Ltd.	1,050	22,002
KT&G Corp.	2,044	169,245
Kumho Petrochemical Co. Ltd.	403	24,941
LG Chem Ltd.	807	209,411
LG Corp.	1,533	92,150
LG Display Co. Ltd.*	4,606	57,324
LG Electronics, Inc.	1,809	107,056
LG Household & Health Care Ltd.	166	177,784
LG Innotek Co. Ltd.	324	33,466
LG Uplus Corp.	2,389	27,103
Lotte Chemical Corp.	323	60,162
Lotte Corp.	345	10,413
Lotte Shopping Co. Ltd.	233	26,138
Medy-Tox, Inc.	91	23,290
Meritz Securities Co. Ltd.	5,608	20,179
Mirae Asset Daewoo Co. Ltd.	7,012	42,922
NAVER Corp.	2,585	376,430
NCSoft Corp.	312	130,226
Neoplux Co. Ltd.*	25	71
Netmarble Corp., 144A*	511	38,071
NH Investment & Securities Co. Ltd.	3,004	31,537
OCI Co. Ltd.	389	20,386

See Notes to Financial Statements.	47

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
South Korea (Continued)
Orange Life Insurance Ltd., 144A	667	$16,122
Orion Corp.	460	40,113
Ottogi Corp.	31	14,619
Pan Ocean Co. Ltd.*	5,310	18,882
Pearl Abyss Corp.*	135	21,179
POSCO	1,431	279,258
POSCO Chemical Co. Ltd.	511	20,809
Posco International Corp.	1,048	16,193
S-1 Corp.	356	28,211
Samsung Biologics Co. Ltd., 144A*	323	107,607
Samsung C&T Corp.	1,456	121,914
Samsung Card Co. Ltd.	697	21,893
Samsung Electro-Mechanics Co. Ltd.	1,087	102,152
Samsung Electronics Co. Ltd.	88,334	3,761,758
Samsung Engineering Co. Ltd.*	2,981	47,448
Samsung Fire & Marine Insurance Co. Ltd.	535	105,310
Samsung Heavy Industries Co. Ltd.*	8,639	50,906
Samsung Life Insurance Co. Ltd.	1,340	81,229
Samsung SDI Co. Ltd.	998	195,181
Samsung SDS Co. Ltd.	601	99,476
Samsung Securities Co. Ltd.	1,143	34,934
Shinhan Financial Group Co. Ltd.	8,424	310,600
Shinsegae Inc.	134	31,936
SK Holdings Co. Ltd.	657	143,231
SK Hynix, Inc.	10,023	686,501
SK Innovation Co. Ltd.	1,021	126,636
SK Telecom Co. Ltd.	370	77,060
S-Oil Corp.	883	66,684
Woongjin Coway Co. Ltd.	998	75,707
Woori Financial Group, Inc.	8,828	87,447
Yuhan Corp.	193	35,294

		11,777,926

Taiwan — 11.4%
Accton Technology Corp.	8,803	45,875
Acer, Inc.	63,791	37,530
Advantech Co. Ltd.	6,506	63,865
Airtac International Group	2,453	35,456
ASE Technology Holding Co. Ltd.	61,533	152,469
Asia Cement Corp.	37,636	56,065
Asustek Computer, Inc.	13,125	99,156
AU Optronics Corp.	148,049	42,604
Catcher Technology Co. Ltd.	12,968	106,046
Cathay Financial Holding Co. Ltd.	149,538	204,380
Chailease Holding Co. Ltd.	22,783	101,928
Chang Hwa Commercial Bank Ltd.	106,653	80,224
Cheng Shin Rubber Industry Co. Ltd.	38,922	53,069
Chicony Electronics Co. Ltd.	13,161	38,175
China Airlines Ltd.	28,482	8,411
China Development Financial Holding Corp.	176,495	56,170
China Life Insurance Co. Ltd.*	46,256	38,432
China Steel Corp.	232,768	178,521
Chunghwa Telecom Co. Ltd.	67,975	251,755
Compal Electronics, Inc.	74,791	46,085
CTBC Financial Holding Co. Ltd.	319,447	228,771

	Number of Shares	Value
Taiwan (Continued)
Delta Electronics, Inc.	37,381	$171,526
E.Sun Financial Holding Co. Ltd.	197,527	175,123
Eclat Textile Co. Ltd.	3,788	49,165
Eva Airways Corp.	50,765	23,294
Evergreen Marine Corp. Taiwan Ltd.*	54,165	22,014
Far Eastern New Century Corp.	59,065	57,593
Far EasTone Telecommunications Co. Ltd.	30,267	72,517
Feng TAY Enterprise Co. Ltd.	6,118	38,300
First Financial Holding Co. Ltd.	189,047	142,201
Formosa Chemicals & Fibre Corp.	65,325	186,915
Formosa Petrochemical Corp.	19,682	61,929
Formosa Plastics Corp.	84,419	268,941
Formosa Taffeta Co. Ltd.	18,915	21,078
Foxconn Technology Co. Ltd.	17,844	38,951
Fubon Financial Holding Co. Ltd.	123,840	181,840
Giant Manufacturing Co. Ltd.	5,404	39,143
Globalwafers Co. Ltd.	4,138	44,892
Highwealth Construction Corp.	17,423	26,582
Hiwin Technologies Corp.	3,933	33,580
Hon Hai Precision Industry Co. Ltd.	229,121	664,598
Hotai Motor Co. Ltd.	5,826	113,998
Hua Nan Financial Holdings Co. Ltd.	148,710	105,767
Innolux Corp.	147,882	38,291
Inventec Corp.	41,418	31,019
Largan Precision Co. Ltd.	1,933	280,980
Lite-On Technology Corp.	39,265	62,288
MediaTek, Inc.	27,611	381,444
Mega Financial Holding Co. Ltd.	191,113	189,794
Micro-Star International Co. Ltd.	14,728	40,500
Nan Ya Plastics Corp.	95,245	223,202
Nanya Technology Corp.	22,915	53,475
Nien Made Enterprise Co. Ltd.	3,121	28,642
Novatek Microelectronics Corp.	10,684	78,264
Pegatron Corp.	36,118	80,498
Phison Electronics Corp.	3,129	29,177
Pou Chen Corp.	39,882	51,959
Powertech Technology, Inc.	15,291	47,160
President Chain Store Corp.	10,900	109,141
Quanta Computer, Inc.	49,032	96,905
Realtek Semiconductor Corp.	9,538	72,057
Ruentex Development Co. Ltd.*	13,761	20,567
Ruentex Industries Ltd.*	6,580	16,326
Shanghai Commercial & Savings Bank Ltd.	67,143	109,813
Shin Kong Financial Holding Co. Ltd.*	195,124	64,273
SinoPac Financial Holdings Co. Ltd.	200,175	84,307
Standard Foods Corp.	8,043	17,478
Synnex Technology International Corp.	30,900	37,320
Taishin Financial Holding Co. Ltd.	189,849	88,669
Taiwan Business Bank	104,186	42,685
Taiwan Cement Corp.	87,665	118,954
Taiwan Cooperative Financial Holding Co. Ltd.	179,746	122,244
Taiwan High Speed Rail Corp.	36,071	42,502
Taiwan Mobile Co. Ltd.	30,344	113,875

See Notes to Financial Statements.	48

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
Taiwan (Continued)
Taiwan Semiconductor Manufacturing Co. Ltd.	455,781	$4,556,241
Tatung Co. Ltd.*	39,344	28,434
Uni-President Enterprises Corp.	85,021	202,030
United Microelectronics Corp.	217,657	106,651
Vanguard International Semiconductor Corp.	17,792	41,753
Walsin Technology Corp.	6,522	36,340
Win Semiconductors Corp.	6,308	62,541
Winbond Electronics Corp.	59,929	34,275
Wistron Corp.	57,012	51,760
Wiwynn Corp.	1,387	25,139
WPG Holdings Ltd.	23,805	29,609
Yageo Corp.	5,316	57,498
Yuanta Financial Holding Co. Ltd.	166,640	107,869
Zhen Ding Technology Holding Ltd.	10,146	44,727

		12,623,610

Thailand — 2.6%
Advanced Info Service PCL, NVDR	21,374	149,956
Airports of Thailand PCL, NVDR	77,500	193,638
B Grimm Power PCL, NVDR	12,000	21,047
Bangkok Bank PCL, NVDR	9,846	57,510
Bangkok Dusit Medical Services PCL, NVDR	167,800	136,606
Bangkok Expressway & Metro PCL, NVDR	153,300	54,791
Banpu PCL, NVDR	78,500	30,135
Berli Jucker PCL, NVDR	21,400	32,223
BTS Group Holdings PCL, NVDR	143,844	65,216
Bumrungrad Hospital PCL, NVDR	8,500	38,115
Central Pattana PCL, NVDR	42,500	87,553
Charoen Pokphand Foods PCL, NVDR	75,243	68,476
CP ALL PCL, NVDR	108,200	272,134
Electricity Generating PCL, NVDR	5,100	58,228
Energy Absolute PCL, NVDR	32,900	46,545
Global Power Synergy PCL, NVDR	12,000	32,365
Gulf Energy Development PCL, NVDR	10,400	57,477
Home Product Center PCL, NVDR	112,100	61,211
Indorama Ventures PCL, NVDR	31,697	36,451
Intouch Holdings PCL, NVDR	40,700	79,131
IRPC PCL, NVDR	217,778	25,225
Kasikornbank PCL, NVDR	35,479	181,989
Krung Thai Bank PCL, NVDR	77,806	42,228
Land & Houses PCL, NVDR	141,400	45,858
Minor International PCL, NVDR	46,500	59,245
Muangthai Capital PCL, NVDR	11,300	22,531
Osotspa PCL, NVDR	12,000	16,282
PTT Exploration & Production PCL, NVDR	27,413	108,863
PTT Global Chemical PCL, NVDR	46,600	82,891
PTT PCL	54,600	78,148
PTT PCL, NVDR	150,080	214,808
Ratch Group PCL, NVDR	13,300	31,140
Robinson PCL, NVDR	12,000	26,111
Siam Cement PCL	6,458	81,426
Siam Cement PCL, NVDR	7,500	94,564
Siam Commercial Bank PCL, NVDR	13,798	55,251

	Number of Shares	Value
Thailand (Continued)
Srisawad Corp. PCL, NVDR	12,000	$24,919
Thai Oil PCL, NVDR	20,557	46,941
Thai Union Group PCL, NVDR	62,400	28,497
TMB Bank PCL, NVDR	479,326	25,380
Total Access Communication PCL, NVDR	12,800	22,662
True Corp. PCL, NVDR	216,400	31,797

		2,925,564

Turkey — 0.5%
Akbank T.A.S.*	56,955	76,980
Anadolu Efes Biracilik Ve Malt Sanayii AS	4,500	16,971
Arcelik AS*	5,137	17,979
Aselsan Elektronik Sanayi Ve Ticaret AS	6,110	19,843
BIM Birlesik Magazalar AS	8,103	64,838
Eregli Demir ve Celik Fabrikalari TAS	25,686	35,834
Ford Otomotiv Sanayi AS	1,527	16,947
Haci Omer Sabanci Holding AS	11,319	17,918
KOC Holding AS	14,544	50,649
TAV Havalimanlari Holding AS	3,639	17,028
Tupras Turkiye Petrol Rafinerileri AS	2,301	49,592
Turk Hava Yollari AO*	12,012	28,543
Turkcell Iletisim Hizmetleri AS	15,333	36,167
Turkiye Garanti Bankasi AS*	44,043	77,379
Turkiye Is Bankasi AS, Class C*	26,918	28,797

		555,465

United Arab Emirates — 0.6%
Abu Dhabi Commercial Bank PJSC	53,115	109,176
Aldar Properties PJSC	68,535	40,489
DP World PLC	3,357	42,097
Dubai Islamic Bank PJSC	34,868	50,311
Emaar Malls PJSC	45,747	23,788
Emaar Properties PJSC	69,049	77,637
Emirates Telecommunications Group Co. PJSC	32,699	145,105
First Abu Dhabi Bank PJSC	49,172	203,480

		692,083

United States (c) — 0.0%
Nexteer Automotive Group Ltd.	17,578	14,731

TOTAL COMMON STOCKS (Cost $89,301,018)		103,895,529

PREFERRED STOCKS — 3.2%
Brazil — 2.3%
Banco Bradesco SA	72,596	571,553
Braskem SA, Class A	3,678	24,289
Centrais Eletricas Brasileiras SA, Class B	4,818	40,843
Cia Brasileira de Distribuicao	2,928	55,375
Cia Energetica de Minas Gerais	18,678	57,508
Gerdau SA	20,082	80,546
Itau Unibanco Holding SA	87,760	720,549
Itausa — Investimentos Itau SA	82,872	259,458
Lojas Americanas SA	13,910	73,119

See Notes to Financial Statements.	49

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares		Value
Brazil (Continued)
Petroleo Brasileiro SA		77,539	$533,269
Telefonica Brasil SA		8,699	115,446

			2,531,955

Chile — 0.1%
Embotelladora Andina SA, Class B		5,911	15,058
Sociedad Quimica y Minera de Chile SA, Class B		2,169	51,479

			66,537

Colombia — 0.1%
Bancolombia SA		8,991	110,794
Grupo Aval Acciones y Valores SA		81,392	32,746

			143,540

Russia — 0.1%
Surgutneftegas PJSC		138,816	77,865
Transneft PJSC		10	26,407

			104,272

South Korea — 0.6%
Amorepacific Corp.		227	16,874
Hyundai Motor Co.		498	30,399
Hyundai Motor Co. — 2nd Preferred		633	43,570
LG Chem Ltd.		144	20,360
LG Household & Health Care Ltd.		38	23,936
Samsung Electronics Co. Ltd.		15,068	521,126

			656,265

TOTAL PREFERRED STOCKS (Cost $2,314,398)			3,502,569

	Principal Amount		Value
CORPORATE BONDS — 0.0%
India — 0.0%
Britannia Industries Ltd. 8.00%, 8/28/22
(Cost $411)	INR	29,160	421

	Number of Shares	Value
RIGHTS — 0.0%
Brazil — 0.0%
Centrais Eletricas Brasileiras SA*, expires 12/20/19	805	$25
Centrais Eletricas Brasileiras SA*, expires 12/20/19	986	16

		41

China — 0.0%
Zhengqi Financial Holding Corp.*, expires 12/31/49 (b)	532	0

South Korea — 0.0%
AMOREPACIFIC Group*, expires 12/11/19 (b)	37	91

TOTAL RIGHTS (Cost $0)		132

WARRANTS — 0.0%
Thailand — 0.0%
Minor International PCL*, expires 9/30/21 (Cost $0)	2,475	285

EXCHANGE-TRADED FUNDS — 0.0%
Global X MSCI Pakistan ETF (Cost $64,435)	6,500	49,725

SECURITIES LENDING COLLATERAL — 0.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.53% (d)(e) (Cost $993,248)	993,248	993,248

CASH EQUIVALENTS — 1.7%
DWS Government Money Market Series “Institutional Shares”, 1.58% (d) (Cost $1,828,982)	1,828,982	1,828,982

TOTAL INVESTMENTS — 99.6% (Cost $94,502,492)		$110,270,891
Other assets and liabilities, net — 0.4%		427,535

NET ASSETS — 100.0%		$110,698,426

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2019 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2019	Value ($) at 11/30/2019
SECURITIES LENDING COLLATERAL — 0.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.53% (d)(e)
751,459	241,789	(f)	—	—	—	8,180	—	993,248	993,248

CASH EQUIVALENTS — 1.7%
DWS Government Money Market Series “Institutional Shares”, 1.58% (d)
879,859	18,255,662		(17,306,539)	—	—	14,771	—	1,828,982	1,828,982

1,631,318	18,497,451		(17,306,539)	—	—	22,951	—	2,822,230	2,822,230

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2019 amounted to $1,516,104, which is 1.4% of net assets.

See Notes to Financial Statements.	50

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

(b)	Investment was valued using significant unobservable inputs.
(c)	Securities are listed in country of domicile and trade on exchanges within the MSCI EM US Dollar Hedged Index.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $615,427.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2019.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
JSC	Joint Stock Company
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
SAQ:	Societe Anonyme Qatar
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At November 30, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
MSCI Emerging Markets Index Futures	USD	62	$3,188,830	$3,217,800	12/20/2019	$28,970

As of November 30, 2019, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Citigroup Global Markets	12/4/2019	BRL	729,500	USD	182,325	$10,249	$—
Citigroup Global Markets	12/4/2019	BRL	1,444,000	USD	357,187	16,573	—
Citigroup Global Markets	12/4/2019	BRL	931,300	USD	231,459	11,782	—
JP Morgan & Chase Co.	12/4/2019	BRL	5,200,800	USD	1,293,828	67,052	—
Morgan Stanley Capital	12/4/2019	BRL	27,077,500	USD	6,730,172	343,073	—
Citigroup Global Markets	12/4/2019	CLP	14,715,400	USD	19,736	1,446	—
Citigroup Global Markets	12/4/2019	CLP	698,979,600	USD	943,866	75,081	—
JP Morgan & Chase Co.	12/4/2019	CNH	549,000	USD	77,858	—	(217)
JP Morgan & Chase Co.	12/4/2019	CNH	7,286,000	USD	1,033,236	—	(2,932)
JP Morgan & Chase Co.	12/4/2019	CNH	418,600	USD	59,755	224	—
Morgan Stanley Capital	12/4/2019	CNH	12,047,700	USD	1,708,729	—	(4,618)
Citigroup Global Markets	12/4/2019	COP	1,481,944,400	USD	438,156	16,900	—
Citigroup Global Markets	12/4/2019	CZK	2,186,000	USD	95,616	1,316	—
JP Morgan & Chase Co.	12/4/2019	CZK	2,685,000	USD	117,464	1,639	—
Citigroup Global Markets	12/4/2019	EGP	2,695,600	USD	165,731	—	(1,254)
JP Morgan & Chase Co.	12/4/2019	EUR	69,000	USD	77,125	1,082	—
JP Morgan & Chase Co.	12/4/2019	EUR	299,800	USD	335,102	4,702	—
Citigroup Global Markets	12/4/2019	HKD	3,889,800	USD	496,715	—	(164)
Citigroup Global Markets	12/4/2019	HKD	55,797,300	USD	7,117,608	—	(9,885)
JP Morgan & Chase Co.	12/4/2019	HKD	23,090,500	USD	2,945,435	—	(4,123)
JP Morgan & Chase Co.	12/4/2019	HKD	7,931,000	USD	1,011,601	—	(1,497)
Morgan Stanley Capital	12/4/2019	HKD	7,600,000	USD	969,425	—	(1,392)
RBC Capital Markets	12/4/2019	HKD	90,347,300	USD	11,524,699	—	(16,177)
JP Morgan & Chase Co.	12/4/2019	HUF	57,252,000	USD	194,869	6,200	—
RBC Capital Markets	12/4/2019	HUF	44,286,400	USD	150,749	4,807	—
Citigroup Global Markets	12/4/2019	IDR	19,077,887,500	USD	1,354,867	2,837	—
JP Morgan & Chase Co.	12/4/2019	IDR	10,489,402,700	USD	744,352	978	—
JP Morgan & Chase Co.	12/4/2019	IDR	689,321,700	USD	49,142	291	—
JP Morgan & Chase Co.	12/4/2019	IDR	1,659,373,000	USD	117,519	—	(79)

See Notes to Financial Statements.	51

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
RBC Capital Markets	12/4/2019	IDR	1,516,118,300	USD	107,732	$287	$—
Citigroup Global Markets	12/4/2019	INR	10,077,600	USD	141,506	1,079	—
Citigroup Global Markets	12/4/2019	INR	14,772,200	USD	208,353	2,508	—
Citigroup Global Markets	12/4/2019	INR	43,985,000	USD	618,311	5,398	—
JP Morgan & Chase Co.	12/4/2019	INR	611,614,800	USD	8,621,822	99,209	—
Morgan Stanley Capital	12/4/2019	INR	36,000,000	USD	505,398	3,752	—
JP Morgan & Chase Co.	12/4/2019	KRW	332,424,000	USD	287,117	5,644	—
JP Morgan & Chase Co.	12/4/2019	KRW	670,453,000	USD	573,694	6,002	—
JP Morgan & Chase Co.	12/4/2019	KRW	864,255,400	USD	743,612	11,822	—
Morgan Stanley Capital	12/4/2019	KRW	12,244,712,100	USD	10,529,644	161,691	—
RBC Capital Markets	12/4/2019	KRW	2,010,718,000	USD	1,729,352	26,819	—
Citigroup Global Markets	12/4/2019	MXN	32,540,000	USD	1,689,161	26,004	—
Citigroup Global Markets	12/4/2019	MXN	1,143,300	USD	59,299	863	—
JP Morgan & Chase Co.	12/4/2019	MXN	6,280,400	USD	326,019	5,021	—
Morgan Stanley Capital	12/4/2019	MXN	3,203,000	USD	166,267	2,558	—
RBC Capital Markets	12/4/2019	MXN	12,285,500	USD	637,774	9,848	—
Morgan Stanley Capital	12/4/2019	MYR	4,566,300	USD	1,093,371	104	—
RBC Capital Markets	12/4/2019	MYR	4,769,500	USD	1,142,669	751	—
RBC Capital Markets	12/4/2019	MYR	196,500	USD	47,573	527	—
JP Morgan & Chase Co.	12/4/2019	PHP	1,311,300	USD	25,968	166	—
JP Morgan & Chase Co.	12/4/2019	PHP	5,291,800	USD	104,143	14	—
Morgan Stanley Capital	12/4/2019	PHP	27,035,300	USD	532,086	105	—
RBC Capital Markets	12/4/2019	PHP	29,959,400	USD	589,694	174	—
Citigroup Global Markets	12/4/2019	PLN	3,375,200	USD	884,841	23,114	—
Citigroup Global Markets	12/4/2019	PLN	93,300	USD	24,222	401	—
JP Morgan & Chase Co.	12/4/2019	PLN	1,054,200	USD	276,359	7,210	—
Morgan Stanley Capital	12/4/2019	QAR	85,100	USD	23,220	—	(155)
Morgan Stanley Capital	12/4/2019	QAR	4,359,900	USD	1,197,709	150	—
JP Morgan & Chase Co.	12/4/2019	RUB	252,050,200	USD	3,914,644	—	(230)
Morgan Stanley Capital	12/4/2019	RUB	6,232,800	USD	97,819	1,011	—
Morgan Stanley Capital	12/4/2019	RUB	19,154,000	USD	297,658	156	—
Morgan Stanley Capital	12/4/2019	RUB	24,855,000	USD	386,243	192	—
Citigroup Global Markets	12/4/2019	THB	1,932,800	USD	63,878	—	(91)
Citigroup Global Markets	12/4/2019	THB	17,155,000	USD	568,265	495	—
Morgan Stanley Capital	12/4/2019	THB	78,154,800	USD	2,588,799	2,153	—
JP Morgan & Chase Co.	12/4/2019	TRY	2,333,200	USD	404,715	—	(718)
Morgan Stanley Capital	12/4/2019	TRY	143,200	USD	24,848	—	(36)
RBC Capital Markets	12/4/2019	TRY	70,700	USD	12,186	—	(100)
RBC Capital Markets	12/4/2019	TRY	884,100	USD	153,374	—	(253)
Citigroup Global Markets	12/4/2019	TWD	203,296,200	USD	6,707,675	43,251	—
JP Morgan & Chase Co.	12/4/2019	TWD	123,381,400	USD	4,073,876	29,206	—
JP Morgan & Chase Co.	12/4/2019	TWD	29,174,000	USD	961,030	4,653	—
Morgan Stanley Capital	12/4/2019	TWD	28,637,800	USD	945,392	6,592	—
RBC Capital Markets	12/4/2019	TWD	18,096,200	USD	597,629	4,402	—
RBC Capital Markets	12/4/2019	TWD	8,475,500	USD	279,411	1,568	—
Citigroup Global Markets	12/4/2019	USD	734,186	BRL	3,104,800	—	(1,819)
JP Morgan & Chase Co.	12/4/2019	USD	1,230,143	BRL	5,200,800	—	(3,368)
Morgan Stanley Capital	12/4/2019	USD	247,936	BRL	1,009,000	—	(9,931)
RBC Capital Markets	12/4/2019	USD	6,164,515	BRL	26,068,500	—	(15,421)
Citigroup Global Markets	12/4/2019	USD	884,764	CLP	713,695,000	2,310	—
JP Morgan & Chase Co.	12/4/2019	USD	1,174,034	CNH	8,253,600	—	(260)
Morgan Stanley Capital	12/4/2019	USD	126,691	CNH	888,000	—	(405)
RBC Capital Markets	12/4/2019	USD	1,587,426	CNH	11,159,700	—	(365)
Citigroup Global Markets	12/4/2019	USD	420,486	COP	1,481,944,400	770	—
Citigroup Global Markets	12/4/2019	USD	420,625	COP	1,481,944,400	632	—
Citigroup Global Markets	12/4/2019	USD	94,332	CZK	2,186,000	—	(32)
JP Morgan & Chase Co.	12/4/2019	USD	115,868	CZK	2,685,000	—	(42)
Citigroup Global Markets	12/4/2019	USD	167,268	EGP	2,695,600	—	(283)

See Notes to Financial Statements.	52

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
JP Morgan & Chase Co.	12/4/2019	USD	406,664	EUR	368,800	$—	$(221)
Citigroup Global Markets	12/4/2019	USD	7,625,065	HKD	59,687,100	—	(693)
JP Morgan & Chase Co.	12/4/2019	USD	3,963,047	HKD	31,021,500	—	(391)
RBC Capital Markets	12/4/2019	USD	740,315	HKD	5,793,000	—	(323)
RBC Capital Markets	12/4/2019	USD	10,801,810	HKD	84,554,300	—	(926)
RBC Capital Markets	12/4/2019	USD	970,900	HKD	7,600,000	—	(83)
JP Morgan & Chase Co.	12/4/2019	USD	188,815	HUF	57,252,000	—	(146)
RBC Capital Markets	12/4/2019	USD	146,056	HUF	44,286,400	—	(114)
Citigroup Global Markets	12/4/2019	USD	1,352,083	IDR	19,077,887,500	—	(52)
JP Morgan & Chase Co.	12/4/2019	USD	909,407	IDR	12,838,097,400	416	—
RBC Capital Markets	12/4/2019	USD	107,435	IDR	1,516,118,300	11	—
Citigroup Global Markets	12/4/2019	USD	501,987	INR	36,000,000	—	(341)
Citigroup Global Markets	12/4/2019	USD	959,838	INR	68,834,800	—	(652)
JP Morgan & Chase Co.	12/4/2019	USD	332,176	INR	23,637,000	—	(2,804)
JP Morgan & Chase Co.	12/4/2019	USD	8,200,070	INR	587,977,800	—	(6,830)
JP Morgan & Chase Co.	12/4/2019	USD	1,580,842	KRW	1,867,132,400	113	—
Morgan Stanley Capital	12/4/2019	USD	421,869	KRW	488,842,000	—	(7,952)
RBC Capital Markets	12/4/2019	USD	9,958,382	KRW	11,755,870,100	—	(4,346)
RBC Capital Markets	12/4/2019	USD	1,703,277	KRW	2,010,718,000	—	(743)
Citigroup Global Markets	12/4/2019	USD	1,726,702	MXN	33,683,300	—	(5,109)
JP Morgan & Chase Co.	12/4/2019	USD	321,942	MXN	6,280,400	—	(943)
RBC Capital Markets	12/4/2019	USD	164,192	MXN	3,203,000	—	(483)
RBC Capital Markets	12/4/2019	USD	103,112	MXN	1,988,000	—	(1,503)
RBC Capital Markets	12/4/2019	USD	527,871	MXN	10,297,500	—	(1,554)
RBC Capital Markets	12/4/2019	USD	1,076,371	MYR	4,496,000	65	—
RBC Capital Markets	12/4/2019	USD	1,093,201	MYR	4,566,300	66	—
RBC Capital Markets	12/4/2019	USD	113,945	MYR	470,000	—	(1,417)
Citigroup Global Markets	12/4/2019	USD	531,982	PHP	27,035,300	—	—
JP Morgan & Chase Co.	12/4/2019	USD	129,867	PHP	6,603,100	64	—
RBC Capital Markets	12/4/2019	USD	589,160	PHP	29,959,400	359	—
Citigroup Global Markets	12/4/2019	USD	886,846	PLN	3,468,500	—	(1,298)
JP Morgan & Chase Co.	12/4/2019	USD	269,548	PLN	1,054,200	—	(398)
Citigroup Global Markets	12/4/2019	USD	1,126,057	QAR	4,127,000	7,529	—
Morgan Stanley Capital	12/4/2019	USD	87,382	QAR	318,000	—	(35)
Citigroup Global Markets	12/4/2019	USD	781,530	RUB	50,241,800	—	(1,168)
JP Morgan & Chase Co.	12/4/2019	USD	3,696,224	RUB	237,617,200	—	(5,526)
JP Morgan & Chase Co.	12/4/2019	USD	225,250	RUB	14,433,000	—	(1,075)
Citigroup Global Markets	12/4/2019	USD	631,390	THB	19,087,800	348	—
Citigroup Global Markets	12/4/2019	USD	2,378,679	THB	71,910,800	1,312	—
Morgan Stanley Capital	12/4/2019	USD	115,979	THB	3,500,000	—	(141)
Morgan Stanley Capital	12/4/2019	USD	90,549	THB	2,744,000	268	—
JP Morgan & Chase Co.	12/4/2019	USD	406,006	TRY	2,333,200	—	(573)
RBC Capital Markets	12/4/2019	USD	166,151	TRY	954,800	—	(238)
RBC Capital Markets	12/4/2019	USD	24,919	TRY	143,200	—	(36)
Citigroup Global Markets	12/4/2019	USD	405,136	TWD	12,289,000	—	(2,280)
Citigroup Global Markets	12/4/2019	USD	6,262,326	TWD	191,007,200	—	(758)
JP Morgan & Chase Co.	12/4/2019	USD	4,998,211	TWD	152,555,400	2,836	—
RBC Capital Markets	12/4/2019	USD	938,360	TWD	28,637,800	440	—
RBC Capital Markets	12/4/2019	USD	870,661	TWD	26,571,700	408	—
JP Morgan & Chase Co.	12/4/2019	USD	95,857	ZAR	1,427,000	1,439	—
JP Morgan & Chase Co.	12/4/2019	USD	4,243,126	ZAR	62,183,100	—	(3,366)
RBC Capital Markets	12/4/2019	USD	1,071,159	ZAR	15,697,900	—	(846)
JP Morgan & Chase Co.	12/4/2019	ZAR	63,610,100	USD	4,205,410	—	(131,647)
RBC Capital Markets	12/4/2019	ZAR	1,353,000	USD	89,453	—	(2,797)
RBC Capital Markets	12/4/2019	ZAR	1,635,200	USD	110,425	—	(1,066)
RBC Capital Markets	12/4/2019	ZAR	12,709,700	USD	840,314	—	(26,257)
Citigroup Global Markets	12/6/2019	AED	2,349,300	USD	639,544	—	(29)
Citigroup Global Markets	12/6/2019	AED	58,500	USD	15,925	—	(1)

See Notes to Financial Statements.	53

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley Capital	12/6/2019	AED	665,500	USD	181,171	$—	$(5)
Citigroup Global Markets	12/6/2019	USD	181,180	AED	665,500	—	(4)
Citigroup Global Markets	12/6/2019	USD	591,536	AED	2,172,800	—	(13)
Citigroup Global Markets	12/6/2019	USD	63,985	AED	235,000	—	(9)
Citigroup Global Markets	1/6/2020	AED	2,172,800	USD	591,452	—	(4)
Citigroup Global Markets	1/6/2020	AED	665,500	USD	181,154	—	(1)
Citigroup Global Markets	1/6/2020	BRL	3,104,800	USD	733,163	2,030	—
JP Morgan & Chase Co.	1/6/2020	BRL	5,200,800	USD	1,228,458	3,749	—
RBC Capital Markets	1/6/2020	BRL	26,068,500	USD	6,156,944	18,209	—
Citigroup Global Markets	1/6/2020	CLP	713,695,000	USD	886,115	—	(2,618)
JP Morgan & Chase Co.	1/6/2020	CNH	8,253,600	USD	1,172,718	71	—
JP Morgan & Chase Co.	1/6/2020	CNH	11,660,000	USD	1,656,618	—	—
RBC Capital Markets	1/6/2020	CNH	11,159,700	USD	1,585,883	346	—
Citigroup Global Markets	1/6/2020	CZK	2,186,000	USD	94,459	37	—
JP Morgan & Chase Co.	1/6/2020	CZK	2,685,000	USD	115,993	17	—
JP Morgan & Chase Co.	1/6/2020	EUR	368,800	USD	407,723	211	—
Citigroup Global Markets	1/6/2020	HKD	30,000,000	USD	3,830,662	—	(68)
Citigroup Global Markets	1/6/2020	HKD	59,687,100	USD	7,621,560	56	—
JP Morgan & Chase Co.	1/6/2020	HKD	31,021,500	USD	3,960,893	—	(272)
RBC Capital Markets	1/6/2020	HKD	7,600,000	USD	970,409	—	(43)
RBC Capital Markets	1/6/2020	HKD	84,554,300	USD	10,796,348	—	(473)
JP Morgan & Chase Co.	1/6/2020	HUF	57,252,000	USD	189,118	84	—
RBC Capital Markets	1/6/2020	HUF	44,286,400	USD	146,337	112	—
Citigroup Global Markets	1/6/2020	IDR	19,077,887,500	USD	1,347,118	—	(468)
JP Morgan & Chase Co.	1/6/2020	IDR	12,838,097,400	USD	905,558	—	(1,274)
RBC Capital Markets	1/6/2020	IDR	1,516,118,300	USD	106,995	—	(98)
Citigroup Global Markets	1/6/2020	INR	68,834,800	USD	957,169	893	—
Citigroup Global Markets	1/6/2020	INR	36,000,000	USD	500,591	467	—
JP Morgan & Chase Co.	1/6/2020	INR	587,977,800	USD	8,176,238	7,854	—
JP Morgan & Chase Co.	1/6/2020	INR	68,260,000	USD	947,977	—	(314)
JP Morgan & Chase Co.	1/6/2020	KRW	1,867,132,400	USD	1,582,047	—	(317)
JP Morgan & Chase Co.	1/6/2020	KRW	353,151,000	USD	299,154	—	(136)
RBC Capital Markets	1/6/2020	KRW	2,010,718,000	USD	1,704,619	568	—
RBC Capital Markets	1/6/2020	KRW	11,755,870,100	USD	9,966,234	3,322	—
Citigroup Global Markets	1/6/2020	MXN	33,683,300	USD	1,718,897	5,241	—
JP Morgan & Chase Co.	1/6/2020	MXN	6,280,400	USD	320,508	990	—
RBC Capital Markets	1/6/2020	MXN	10,297,500	USD	525,508	1,617	—
RBC Capital Markets	1/6/2020	MXN	3,203,000	USD	163,457	503	—
RBC Capital Markets	1/6/2020	MYR	4,496,000	USD	1,074,827	—	(1,007)
RBC Capital Markets	1/6/2020	MYR	4,566,300	USD	1,091,633	—	(1,023)
Citigroup Global Markets	1/6/2020	PHP	27,035,300	USD	531,605	128	—
JP Morgan & Chase Co.	1/6/2020	PHP	6,603,100	USD	129,714	—	(94)
RBC Capital Markets	1/6/2020	PHP	29,959,400	USD	588,708	—	(253)
Citigroup Global Markets	1/6/2020	QAR	4,127,000	USD	1,126,149	—	(7,684)
Citigroup Global Markets	1/6/2020	THB	71,910,800	USD	2,378,042	—	(3,730)
Citigroup Global Markets	1/6/2020	THB	19,087,800	USD	631,221	—	(990)
Citigroup Global Markets	1/6/2020	THB	4,423,000	USD	146,262	—	(233)
JP Morgan & Chase Co.	1/6/2020	TRY	2,333,200	USD	402,470	562	—
RBC Capital Markets	1/6/2020	TRY	143,200	USD	24,705	38	—
RBC Capital Markets	1/6/2020	TRY	954,800	USD	164,726	255	—
Citigroup Global Markets	1/6/2020	TWD	191,007,200	USD	6,273,639	2,281	—
JP Morgan & Chase Co.	1/6/2020	TWD	152,555,400	USD	5,006,741	—	(2,125)
JP Morgan & Chase Co.	1/6/2020	TWD	18,458,000	USD	605,816	—	(217)
RBC Capital Markets	1/6/2020	TWD	26,571,700	USD	872,350	—	(81)
RBC Capital Markets	1/6/2020	TWD	28,637,800	USD	940,180	—	(87)
JP Morgan & Chase Co.	1/6/2020	USD	184,126	IDR	2,605,378,000	—	(92)
JP Morgan & Chase Co.	1/6/2020	ZAR	62,183,100	USD	4,222,809	3,463	—
RBC Capital Markets	1/6/2020	ZAR	2,247,000	USD	152,598	131	—

See Notes to Financial Statements.	54

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
RBC Capital Markets	1/6/2020	ZAR	15,697,900	USD	1,066,105	$946	$—
Citigroup Global Markets	1/7/2020	COP	1,481,944,400	USD	419,634	—	(772)
Citigroup Global Markets	1/7/2020	COP	1,481,944,400	USD	419,724	—	(682)
Citigroup Global Markets	1/7/2020	PLN	3,468,500	USD	886,639	1,213	—
JP Morgan & Chase Co.	1/7/2020	PLN	1,054,200	USD	269,471	358	—
Citigroup Global Markets	1/8/2020	EGP	2,695,600	USD	165,107	50	—
Citigroup Global Markets	1/10/2020	RUB	50,241,800	USD	777,732	1,552	—
JP Morgan & Chase Co.	1/10/2020	RUB	237,617,200	USD	3,678,275	7,352	—

Total unrealized appreciation (depreciation)						$1,145,224	$(318,195)

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

AED	Arab Emirates Dirham
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$103,810,116	$—	$85,413	$103,895,529
Preferred Stocks (g)	3,502,569	—	—	3,502,569
Corporate Bonds	—	421	—	421
Rights (g)	41	—	91	132
Warrants	285	—	—	285
Exchange-Traded Funds	49,725	—	—	49,725
Short-Term Investments (g)	2,822,230	—	—	2,822,230
Derivatives (h)
Forward Foreign Currency Contracts	—	1,145,224	—	1,145,224
Futures Contracts	28,970	—	—	28,970

TOTAL	$110,213,936	$1,145,645	$85,504	$111,445,085

See Notes to Financial Statements.	55

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Forward Foreign Currency Contracts	$—	$(318,195)	$—	$(318,195)

TOTAL	$—	$(318,195)	$—	$(318,195)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

During the period ended November 30, 2019, the amount of transfers from Level 1 to Level 3 was $12,748 and between Level 3 and Level 1 was $299. The investments were transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity. The investments were transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs.

See Notes to Financial Statements.	56

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF

November 30, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 96.7%
Australia — 0.5%
BHP Group PLC	210,862	$4,663,487

Austria — 0.4%
ANDRITZ AG	7,188	280,334
Erste Group Bank AG*	29,934	1,071,795
OMV AG	14,787	842,889
Raiffeisen Bank International AG	15,626	366,855
Verbund AG	6,474	336,507
voestalpine AG	11,694	309,843

		3,208,223

Belgium — 1.5%
Ageas	18,008	1,080,852
Anheuser-Busch InBev SA/NV	76,339	6,044,463
Colruyt SA	5,671	293,644
Galapagos NV*	4,381	863,229
Groupe Bruxelles Lambert SA	8,483	860,742
KBC Group NV	25,029	1,823,775
Proximus SADP	15,015	452,921
Solvay SA	7,448	853,369
Telenet Group Holding NV*	5,000	225,628
UCB SA	12,691	1,028,493
Umicore SA	20,027	860,045

		14,387,161

Chile — 0.1%
Antofagasta PLC	38,923	436,961

Denmark — 2.8%
A.P. Moller — Maersk A/S, Class A	385	499,834
A.P. Moller — Maersk A/S, Class B	657	918,159
Carlsberg A/S, Class B	10,918	1,570,546
Chr Hansen Holding A/S	10,635	807,571
Coloplast A/S, Class B	11,744	1,387,372
Danske Bank A/S	67,469	910,848
Demant A/S*	11,403	348,877
DSV PANALPINA A/S	21,426	2,332,752
Genmab A/S*	6,791	1,582,073
H Lundbeck A/S	7,442	285,079
ISS A/S	16,444	377,392
Novo Nordisk A/S, Class B	180,504	10,145,548
Novozymes A/S, Class B	21,983	1,050,190
Orsted A/S, 144A	19,198	1,769,179
Pandora A/S	10,466	421,288
Tryg A/S	11,613	333,899
Vestas Wind Systems A/S	18,605	1,770,494

		26,511,101

Finland — 1.7%
Elisa OYJ	14,580	779,206
Fortum OYJ	43,852	1,033,389
Kone OYJ, Class B	34,811	2,179,121
Metso OYJ	10,831	415,252
Neste OYJ	42,998	1,453,340
Nokia OYJ	546,913	1,935,040
Nokian Renkaat OYJ	12,483	337,762
Nordea Bank Abp	327,442	2,318,860
Nordea Bank Abp	4,205	29,797

	Number of Shares	Value
Finland (Continued)
Orion OYJ, Class B	10,492	$456,582
Sampo OYJ, Class A	45,567	1,842,384
Stora Enso OYJ, Class R	58,412	785,101
UPM-Kymmene OYJ	53,143	1,775,166
Wartsila OYJ Abp	43,816	441,014

		15,782,014

France — 17.4%
Accor SA	18,298	782,771
Aeroports de Paris	2,977	582,158
Air Liquide SA	48,592	6,587,339
Airbus SE	59,782	8,785,974
Alstom SA	19,575	853,574
Amundi SA, 144A	6,073	459,646
Arkema SA	7,281	754,501
Atos SE	9,703	823,970
AXA SA	198,918	5,411,863
BioMerieux	4,103	370,889
BNP Paribas SA	115,373	6,478,619
Bollore SA*	467	1,960
Bollore SA	88,177	376,921
Bouygues SA	22,391	914,696
Bureau Veritas SA	28,897	756,420
Capgemini SE	16,148	1,909,785
Carrefour SA	68,527	1,130,934
Casino Guichard Perrachon SA (a)	5,668	249,403
Cie de Saint-Gobain	48,602	1,967,774
Cie Generale des Etablissements Michelin SCA	17,310	2,076,771
CNP Assurances	17,562	346,717
Covivio REIT	4,863	537,900
Credit Agricole SA	114,809	1,570,313
Danone SA (a)	61,860	5,092,258
Dassault Aviation SA	241	327,905
Dassault Systemes SE	13,430	2,115,805
Edenred	24,418	1,211,905
Eiffage SA	7,869	859,126
Electricite de France SA (a)	59,302	609,165
Engie SA	187,535	2,966,883
EssilorLuxottica SA	28,737	4,464,000
Eurazeo SE	4,094	278,966
Eutelsat Communications SA (a)	18,177	298,181
Faurecia SE	7,631	404,717
Gecina SA REIT	4,604	795,326
Getlink SE	45,715	771,077
Hermes International	3,197	2,395,053
ICADE REIT	3,243	324,590
Iliad SA	2,771	352,753
Ingenico Group SA	6,219	663,634
Ipsen SA	3,897	440,066
JCDecaux SA	6,806	194,953
Kering SA	7,596	4,575,069
Klepierre SA REIT	20,139	722,636
Legrand SA	27,276	2,153,983
L’Oreal SA	25,345	7,223,578
LVMH Moet Hennessy Louis Vuitton SE	28,282	12,690,776
Natixis SA	97,174	406,066
Orange SA (a)	204,612	3,381,318

See Notes to Financial Statements.	57

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
France (Continued)
Pernod Ricard SA	21,243	$3,901,352
Peugeot SA	60,030	1,449,681
Publicis Groupe SA	21,470	944,721
Remy Cointreau SA	2,272	292,608
Renault SA	19,313	924,598
Safran SA	32,840	5,370,899
Sanofi	114,960	10,703,320
Sartorius Stedim Biotech	2,905	461,184
Schneider Electric SE	54,851	5,293,614
SCOR SE	16,380	703,608
SEB SA	2,421	376,078
Societe Generale SA	83,382	2,623,579
Sodexo SA	8,810	1,026,893
Suez	34,362	508,604
Teleperformance	5,989	1,418,588
Thales SA	10,859	1,063,783
TOTAL SA	242,928	12,750,082
Ubisoft Entertainment SA*	8,372	508,212
Unibail-Rodamco-Westfield REIT	14,140	2,210,525
Valeo SA	24,498	965,143
Veolia Environnement SA	56,510	1,446,855
Vinci SA	50,911	5,551,658
Vivendi SA	91,175	2,503,153
Wendel SA	2,638	355,439
Worldline SA, 144A*	11,205	725,243

		163,530,107

Germany — 12.6%
adidas AG	18,391	5,728,905
Allianz SE	43,428	10,399,037
Axel Springer SE	5,064	348,688
BASF SE	94,037	7,067,635
Bayer AG	93,743	7,095,112
Bayerische Motoren Werke AG	32,848	2,652,629
Beiersdorf AG	9,920	1,156,821
Brenntag AG	15,247	813,173
Carl Zeiss Meditec AG	4,048	495,025
Commerzbank AG	104,701	606,852
Continental AG	10,855	1,418,333
Covestro AG, 144A	17,455	817,283
Daimler AG	93,895	5,296,343
Delivery Hero SE, 144A*	11,298	597,457
Deutsche Bank AG (b)	200,377	1,444,624
Deutsche Boerse AG	19,352	2,968,826
Deutsche Lufthansa AG	23,134	438,882
Deutsche Post AG	98,703	3,679,801
Deutsche Telekom AG	333,111	5,591,439
Deutsche Wohnen SE	35,356	1,380,839
E.ON SE	225,774	2,362,489
Evonik Industries AG	18,728	543,464
Fraport AG Frankfurt Airport Services Worldwide	3,942	335,793
Fresenius Medical Care AG & Co. KGaA	21,983	1,611,996
Fresenius SE & Co. KGaA	42,592	2,329,289
GEA Group AG	15,751	506,184
Hannover Rueck SE	5,953	1,105,094
HeidelbergCement AG	14,945	1,104,796
Henkel AG & Co. KGaA	10,428	1,008,693

	Number of Shares	Value
Germany (Continued)
HOCHTIEF AG	2,741	$336,703
Infineon Technologies AG	127,136	2,715,596
KION Group AG	6,855	454,791
Knorr-Bremse AG	4,854	472,091
LANXESS AG	8,326	554,952
Merck KGaA	13,086	1,528,187
METRO AG	18,786	302,687
MTU Aero Engines AG	5,307	1,437,710
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	14,396	4,133,138
Puma SE	8,270	621,375
RWE AG	60,692	1,799,321
SAP SE	100,132	13,621,758
Siemens AG	78,216	10,092,304
Siemens Healthineers AG, 144A	14,698	712,807
Symrise AG	13,532	1,312,519
Telefonica Deutschland Holding AG	89,951	274,603
thyssenkrupp AG	40,630	509,393
TUI AG	43,305	595,651
Uniper SE	21,097	681,008
United Internet AG	12,352	418,452
Volkswagen AG	3,264	622,639
Vonovia SE	51,809	2,699,219
Wirecard AG	12,017	1,586,049
Zalando SE, 144A*	13,165	567,102

		118,955,557

Ireland — 1.4%
AerCap Holdings NV*	13,090	809,093
AIB Group PLC	82,336	269,408
Bank of Ireland Group PLC	93,501	469,726
CRH PLC	80,123	3,065,671
DCC PLC	10,040	858,065
Experian PLC	95,071	3,151,468
Flutter Entertainment PLC*	7,932	908,824
Kerry Group PLC, Class A	16,201	2,077,583
Kingspan Group PLC	15,395	829,717
Smurfit Kappa Group PLC	22,244	789,101

		13,228,656

Isle of Man — 0.1%
GVC Holdings PLC	58,424	643,492

Italy — 3.2%
Assicurazioni Generali SpA	112,147	2,289,427
Atlantia SpA	49,861	1,105,230
Davide Campari-Milano SpA	61,157	558,216
Enel SpA	811,865	6,132,228
Eni SpA	253,642	3,832,207
Ferrari NV	12,270	2,073,641
FinecoBank Banca Fineco SpA	64,438	799,363
Intesa Sanpaolo SpA	1,488,826	3,773,374
Leonardo SpA	39,869	466,250
Mediobanca Banca di Credito Finanziario SpA (a)	61,316	685,652
Moncler SpA	18,080	792,169
Pirelli & C SpA, 144A	37,020	210,043
Poste Italiane SpA, 144A	53,520	624,418
Prysmian SpA	24,671	562,355

See Notes to Financial Statements.	58

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
Italy (Continued)
Recordati SpA	10,976	$460,353
Snam SpA	209,056	1,039,191
Telecom Italia SpA*	916,212	573,536
Telecom Italia SpA-RSP	605,430	372,854
Terna Rete Elettrica Nazionale SpA	141,344	907,840
UniCredit SpA	203,942	2,822,468

		30,080,815

Luxembourg — 0.4%
ArcelorMittal SA	67,499	1,154,720
Aroundtown SA	89,408	776,384
Eurofins Scientific SE (a)	1,090	572,327
Millicom International Cellular SA SDR (a)	8,532	381,609
SES SA	36,218	480,612
Tenaris SA	47,422	504,267

		3,869,919

Netherlands — 7.7%
ABN AMRO Bank NV, 144A	42,471	724,782
Adyen NV, 144A*	1,046	802,286
Aegon NV	188,305	848,909
Akzo Nobel NV	23,473	2,247,770
Altice Europe NV*	67,882	403,992
ASML Holding NV	43,339	11,793,412
EXOR NV	11,092	848,561
Heineken Holding NV	11,578	1,109,728
Heineken NV	26,491	2,744,572
ING Groep NV	387,411	4,457,614
Koninklijke Ahold Delhaize NV	121,591	3,132,582
Koninklijke DSM NV	18,522	2,373,183
Koninklijke KPN NV	356,272	1,097,444
Koninklijke Philips NV	92,693	4,303,845
Koninklijke Vopak NV	7,066	376,698
NN Group NV	31,104	1,193,873
NXP Semiconductors NV	28,428	3,285,708
Prosus NV*	49,662	3,385,072
QIAGEN NV*	22,822	977,058
Randstad NV	11,966	696,851
Royal Dutch Shell PLC, Class A	436,312	12,476,771
Royal Dutch Shell PLC, Class B	377,844	10,699,754
Wolters Kluwer NV	28,434	2,041,187

		72,021,652

Norway — 1.0%
Aker BP ASA	10,415	298,766
DNB ASA	98,390	1,653,093
Equinor ASA	102,475	1,888,561
Gjensidige Forsikring ASA	20,087	378,151
Mowi ASA	44,843	1,112,618
Norsk Hydro ASA	135,114	478,072
Orkla ASA	78,176	757,366
Schibsted ASA, Class B	10,248	264,278
Telenor ASA	74,411	1,358,434
Yara International ASA	17,812	671,804

		8,861,143

Portugal — 0.2%
EDP — Energias de Portugal SA	261,629	1,057,829

	Number of Shares	Value
Portugal (Continued)
Galp Energia SGPS SA	50,343	$819,465
Jeronimo Martins SGPS SA	24,321	388,386

		2,265,680

Russia — 0.0%
Evraz PLC	50,762	243,179

Spain — 4.4%
ACS Actividades de Construccion y Servicios SA	26,286	1,023,132
Aena SME SA, 144A	7,090	1,302,103
Amadeus IT Group SA	44,894	3,575,940
Banco Bilbao Vizcaya Argentaria SA	678,935	3,576,482
Banco de Sabadell SA	565,214	627,056
Banco Santander SA	1,684,567	6,564,278
Bankia SA	123,942	240,118
Bankinter SA	66,584	465,662
CaixaBank SA	356,356	1,051,769
Cellnex Telecom SA, 144A*	24,659	1,059,507
Enagas SA	22,809	568,160
Endesa SA	31,940	868,448
Ferrovial SA	48,112	1,428,485
Ferrovial SA*	763	22,654
Grifols SA (a)	29,755	1,016,542
Iberdrola SA	620,104	6,099,333
Industria de Diseno Textil SA	111,661	3,476,461
Mapfre SA	103,305	291,243
Naturgy Energy Group SA	30,173	784,502
Red Electrica Corp. SA	43,504	850,729
Repsol SA	148,546	2,338,605
Siemens Gamesa Renewable Energy SA	24,071	384,128
Telefonica SA	478,508	3,664,904

		41,280,241

Sweden — 3.8%
Alfa Laval AB	31,589	777,015
Assa Abloy AB, Class B	102,152	2,425,245
Atlas Copco AB, Class A	71,500	2,619,436
Atlas Copco AB, Class B	39,226	1,267,924
Boliden AB	26,749	689,800
Electrolux AB, Series B	22,694	583,097
Epiroc AB, Class A	66,191	772,608
Epiroc AB, Class B	39,202	440,596
Essity AB, Class B	61,986	1,947,953
Hennes & Mauritz AB, Class B (a)	79,875	1,541,435
Hexagon AB, Class B	26,114	1,476,080
Husqvarna AB, Class B	41,926	327,331
ICA Gruppen AB (a)	9,085	396,478
Industrivarden AB, Class C	16,787	389,260
Investor AB, Class B	46,609	2,463,260
Kinnevik AB, Class B	25,215	577,319
L E Lundbergforetagen AB, Class B	7,645	302,986
Lundin Petroleum AB	18,806	579,604
Sandvik AB	114,253	2,077,349
Securitas AB, Class B	30,393	503,898
Skandinaviska Enskilda Banken AB, Class A	166,354	1,426,266
Skanska AB, Class B	33,690	744,278
SKF AB, Class B	37,449	715,109

See Notes to Financial Statements.	59

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
Sweden (Continued)
Svenska Handelsbanken AB, Class A	148,925	$1,461,551
Swedbank AB, Class A	92,410	1,203,106
Swedish Match AB	17,695	847,418
Tele2 AB, Class B	50,177	740,228
Telefonaktiebolaget LM Ericsson, Class B	314,595	2,834,529
Telia Co. AB	279,696	1,210,401
Volvo AB, Class B	151,053	2,334,835

		35,676,395

Switzerland — 15.0%
ABB Ltd.	188,477	4,121,992
Adecco Group AG	15,894	982,567
Alcon, Inc.*	42,452	2,343,775
Baloise Holding AG	4,900	851,620
Barry Callebaut AG	304	611,040
Chocoladefabriken Lindt & Spruengli AG	11	938,300
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	103	785,375
Cie Financiere Richemont SA	52,138	3,970,830
Clariant AG*	19,474	402,333
Coca-Cola HBC AG*	20,143	671,880
Credit Suisse Group AG*	259,169	3,396,410
Dufry AG*	4,322	421,741
EMS-Chemie Holding AG	815	505,708
Geberit AG	3,720	1,996,896
Givaudan SA	920	2,703,880
Glencore PLC*	1,084,338	3,420,525
Julius Baer Group Ltd.*	22,478	1,058,264
Kuehne + Nagel International AG	5,421	881,455
LafargeHolcim Ltd.*	49,262	2,539,949
Lonza Group AG*	7,607	2,583,337
Nestle SA	301,915	31,375,007
Novartis AG	218,077	20,076,169
Pargesa Holding SA	3,897	307,473
Partners Group Holding AG	1,902	1,603,766
Roche Holding AG	71,285	21,970,037
Schindler Holding AG	2,050	490,360
Schindler Holding AG Participation Certificates	4,093	1,020,385
SGS SA	547	1,423,294
Sika AG	12,922	2,249,074
Sonova Holding AG	5,458	1,246,061
STMicroelectronics NV	69,707	1,712,556
Straumann Holding AG	1,068	1,027,416
Swatch Group AG — Bearer	2,987	836,360
Swatch Group AG — Registered	5,612	299,120
Swiss Life Holding AG	3,511	1,740,754
Swiss Prime Site AG	7,634	806,150
Swiss Re AG	30,349	3,286,797
Swisscom AG	2,728	1,412,013
Temenos AG*	6,580	998,186
UBS Group AG*	383,492	4,647,923
Vifor Pharma AG	4,687	835,692
Zurich Insurance Group AG	15,161	5,947,660

		140,500,130

	Number of Shares	Value
United Arab Emirates (c) — 0.0%
NMC Health PLC	9,803	$318,109

United Kingdom — 22.4%
3i Group PLC	97,642	1,352,516
Admiral Group PLC	19,315	534,595
Anglo American PLC	107,832	2,826,250
Ashtead Group PLC	47,846	1,454,219
Associated British Foods PLC	35,231	1,170,592
AstraZeneca PLC	133,854	12,911,302
Auto Trader Group PLC, 144A	95,457	693,842
AVEVA Group PLC	6,410	377,875
Aviva PLC	380,291	1,986,089
BAE Systems PLC	325,578	2,414,510
Barclays PLC	1,716,290	3,807,785
Barratt Developments PLC	101,883	878,645
Berkeley Group Holdings PLC	12,480	740,227
BP PLC	2,074,080	12,881,426
British American Tobacco PLC	234,921	9,297,358
British Land Co. PLC REIT	94,793	705,689
BT Group PLC	863,249	2,138,736
Bunzl PLC	34,334	942,737
Burberry Group PLC	40,135	1,092,158
Centrica PLC	572,204	593,677
CNH Industrial NV	101,989	1,093,051
Coca-Cola European Partners PLC	23,424	1,181,975
Compass Group PLC	158,385	3,880,833
Croda International PLC	12,907	831,325
Diageo PLC	237,931	9,739,598
Direct Line Insurance Group PLC	138,259	546,108
easyJet PLC	16,589	287,073
Ferguson PLC	23,719	2,062,107
Fiat Chrysler Automobiles NV	109,131	1,613,483
G4S PLC	160,266	433,423
GlaxoSmithKline PLC	500,568	11,355,571
Halma PLC	38,124	1,038,420
Hargreaves Lansdown PLC	29,627	710,801
HSBC Holdings PLC	2,063,467	15,380,216
Imperial Brands PLC	97,684	2,151,817
Informa PLC	128,062	1,310,789
InterContinental Hotels Group PLC	17,831	1,154,701
Intertek Group PLC	16,487	1,176,203
ITV PLC	363,924	682,959
J Sainsbury PLC	177,024	490,649
JD Sports Fashion PLC	44,745	440,167
Johnson Matthey PLC	19,439	722,565
Kingfisher PLC	211,942	575,368
Land Securities Group PLC REIT	79,695	987,857
Legal & General Group PLC	604,090	2,194,672
Lloyds Banking Group PLC	7,107,746	5,621,402
London Stock Exchange Group PLC	31,735	2,820,577
M&G PLC*	260,717	795,788
Marks & Spencer Group PLC	186,145	467,899
Meggitt PLC	78,059	649,158
Melrose Industries PLC	495,319	1,470,866
Micro Focus International PLC	34,331	502,986
Mondi PLC	49,929	1,081,966
National Grid PLC (a)	347,794	4,002,045
Next PLC	13,815	1,207,495

See Notes to Financial Statements.	60

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
United Kingdom (Continued)
Ocado Group PLC*	45,648	$782,265
Pearson PLC	78,467	656,204
Persimmon PLC	32,783	1,084,590
Prudential PLC	260,717	4,641,538
Reckitt Benckiser Group PLC	70,963	5,567,378
RELX PLC	194,688	4,716,211
Rentokil Initial PLC	185,757	1,068,868
Rio Tinto PLC	115,554	6,279,219
Rolls-Royce Holdings PLC*	172,390	1,586,589
Rolls-Royce Holdings PLC — Entitlement*	7,224,484	9,344
Royal Bank of Scotland Group PLC	493,591	1,444,030
RSA Insurance Group PLC	101,466	723,608
Sage Group PLC	109,071	1,063,363
Schroders PLC	13,283	566,754
Segro PLC REIT	109,938	1,271,164
Severn Trent PLC	23,813	690,812
Smith & Nephew PLC	89,282	1,998,837
Smiths Group PLC	39,812	855,263
Spirax-Sarco Engineering PLC	7,399	854,078
SSE PLC	105,726	1,777,630
St James’s Place PLC	53,200	748,956
Standard Chartered PLC	277,449	2,502,542
Standard Life Aberdeen PLC	254,622	1,043,601
Taylor Wimpey PLC	329,304	742,140
Tesco PLC	1,002,072	2,973,094
Unilever NV	146,481	8,682,149
Unilever PLC	115,474	6,837,169
United Utilities Group PLC	66,325	732,059
Vodafone Group PLC	2,683,704	5,323,080
Weir Group PLC	26,063	470,404
Whitbread PLC	13,142	782,042
Wm Morrison Supermarkets PLC	237,884	610,105
WPP PLC	127,692	1,652,331

		210,199,558

	Number of Shares	Value
United States (c) — 0.1%
Carnival PLC	16,600	$698,407

TOTAL COMMON STOCKS (Cost $917,405,251)		907,361,987

PREFERRED STOCKS — 0.9%
Germany — 0.9%
Bayerische Motoren Werke AG	5,576	344,013
FUCHS PETROLUB SE	7,661	330,853
Henkel AG & Co. KGaA	18,279	1,930,830
Porsche Automobil Holding SE	15,376	1,138,012
Sartorius AG	3,560	750,289
Volkswagen AG	18,911	3,655,997

		8,149,994

TOTAL PREFERRED STOCKS (Cost $8,824,403)		8,149,994

SECURITIES LENDING COLLATERAL — 1.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.53% (d)(e) (Cost $12,681,557)	12,681,557	12,681,557

CASH EQUIVALENTS — 1.5%
DWS ESG Liquidity Fund “Capital Shares”, 1.82% (d)	634,907	635,034
DWS Government Money Market Series “Institutional Shares”, 1.58% (d)	13,488,409	13,488,409

TOTAL CASH EQUIVALENTS (Cost $14,123,317)		14,123,443

TOTAL INVESTMENTS — 100.5% (Cost $953,034,528)		$942,316,981
Other assets and liabilities, net — (0.5%)		(4,720,217)

NET ASSETS — 100.0%		$937,596,764

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2019 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2019	Value ($) at 11/30/2019
COMMON STOCKS — 0.1%
Germany — 0.1%
Deutsche Bank AG (b)
1,318,613	232,378	(172,569)		(145,202)	211,404	—	—	200,377	1,444,624

SECURITIES LENDING COLLATERAL — 1.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.53% (d)(e)
26,160,853	—	(13,479,296	)(f)	—	—	137,919	—	12,681,557	12,681,557

CASH EQUIVALENTS — 1.5%
DWS ESG Liquidity Fund “Capital Shares”, 1.82% (d)
9,320,708	14,199	(8,701,740)		1,740	127	16,832	—	634,907	635,034

DWS Government Money Market Series “Institutional Shares”, 1.58% (d)
15,462,354	191,586,032	(193,559,977)		—	—	128,163	—	13,488,409	13,488,409

52,262,528	191,832,609	(215,913,582)		(143,462)	211,531	282,914	—	27,005,250	28,249,624

See Notes to Financial Statements.	61

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2019 amounted to $12,075,442, which is 1.3% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Securities are listed in country of domicile and trade on exchanges within the MSCI Europe US Dollar Hedged Index.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $87.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2019.

REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
SDR:	Swedish Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At November 30, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
AMSTERDAM Index Futures	EUR	16	$2,104,080	$2,105,500	12/20/2019	$668
CAC40 10 EURO Futures	EUR	66	4,286,934	4,289,296	12/20/2019	876
DAX Index Futures	EUR	9	3,229,701	3,283,578	12/20/2019	60,483
FTSE/MIB Index Futures	EUR	6	743,039	769,196	12/20/2019	27,339
FTSE 100 Index Futures	GBP	56	5,221,210	5,334,296	12/20/2019	46,981
IBEX 35 Index Futures	EUR	10	1,027,839	1,027,347	12/20/2019	(788)
OMXS30 Index Futures	SEK	48	870,779	867,098	12/20/2019	(11,605)
SWISS MKT IX Futures	CHF	34	3,483,199	3,568,640	12/20/2019	99,900

Total net unrealized appreciation						$223,854

As of November 30, 2019, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
JP Morgan & Chase Co.	12/4/2019	CHF	42,655,522	USD	43,320,272	$647,951	$—
Morgan Stanley Capital	12/4/2019	CHF	2,820,000	USD	2,864,107	42,997	—
Morgan Stanley Capital	12/4/2019	CHF	491,000	USD	498,065	6,872	—
RBC Capital Markets	12/4/2019	CHF	87,227,217	USD	88,590,627	1,329,057	—
Citigroup Global Markets	12/4/2019	DKK	37,303,600	USD	5,583,201	80,858	—
JP Morgan & Chase Co.	12/4/2019	DKK	77,351,042	USD	11,576,250	166,841	—
Morgan Stanley Capital	12/4/2019	DKK	2,167,000	USD	324,329	4,693	—
RBC Capital Markets	12/4/2019	DKK	58,412,400	USD	8,742,722	126,795	—
Citigroup Global Markets	12/4/2019	EUR	1,400,000	USD	1,552,625	9,728	—
Citigroup Global Markets	12/4/2019	EUR	3,300,000	USD	3,688,674	51,845	—
JP Morgan & Chase Co.	12/4/2019	EUR	106,933,223	USD	119,524,824	1,676,987	—
Morgan Stanley Capital	12/4/2019	EUR	5,206,000	USD	5,819,317	81,943	—
Morgan Stanley Capital	12/4/2019	EUR	97,828,076	USD	109,349,289	1,535,956	—
RBC Capital Markets	12/4/2019	EUR	197,402,797	USD	220,654,280	3,102,690	—
Citigroup Global Markets	12/4/2019	GBP	7,354,054	USD	9,524,978	11,791	—
Citigroup Global Markets	12/4/2019	GBP	1,477,000	USD	1,902,231	—	(8,412)
JP Morgan & Chase Co.	12/4/2019	GBP	73,034,850	USD	94,592,547	114,839	—
Morgan Stanley Capital	12/4/2019	GBP	5,075,000	USD	6,572,886	7,878	—
RBC Capital Markets	12/4/2019	GBP	101,305,820	USD	131,208,765	159,799	—
JP Morgan & Chase Co.	12/4/2019	NOK	40,632,691	USD	4,426,171	15,780	—
Morgan Stanley Capital	12/4/2019	NOK	10,811,900	USD	1,177,487	3,932	—
RBC Capital Markets	12/4/2019	NOK	31,146,100	USD	3,392,832	12,144	—
Citigroup Global Markets	12/4/2019	SEK	37,048,250	USD	3,851,450	—	(17,695)
JP Morgan & Chase Co.	12/4/2019	SEK	129,969,836	USD	13,511,937	—	(61,501)
Morgan Stanley Capital	12/4/2019	SEK	18,814,000	USD	1,955,904	—	(8,941)

See Notes to Financial Statements.	62

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley Capital	12/4/2019	SEK	18,312,000	USD	1,903,804	$—	$(8,615)
RBC Capital Markets	12/4/2019	SEK	165,736,000	USD	17,229,931	—	(78,756)
Citigroup Global Markets	12/4/2019	USD	3,313,386	CHF	3,311,000	—	(1,082)
JP Morgan & Chase Co.	12/4/2019	USD	42,686,213	CHF	42,655,522	—	(13,893)
RBC Capital Markets	12/4/2019	USD	87,289,891	CHF	87,227,217	—	(28,322)
Citigroup Global Markets	12/4/2019	USD	5,505,362	DKK	37,303,600	—	(3,018)
Citigroup Global Markets	12/4/2019	USD	319,811	DKK	2,167,000	—	(175)
JP Morgan & Chase Co.	12/4/2019	USD	11,415,510	DKK	77,351,042	—	(6,102)
RBC Capital Markets	12/4/2019	USD	8,620,579	DKK	58,412,400	—	(4,653)
Citigroup Global Markets	12/4/2019	USD	5,182,558	EUR	4,700,000	—	(2,832)
JP Morgan & Chase Co.	12/4/2019	USD	117,911,843	EUR	106,933,223	—	(64,006)
RBC Capital Markets	12/4/2019	USD	217,669,353	EUR	197,402,797	—	(117,763)
RBC Capital Markets	12/4/2019	USD	113,612,172	EUR	103,034,076	—	(61,466)
Citigroup Global Markets	12/4/2019	USD	11,423,286	GBP	8,831,054	544	—
Citigroup Global Markets	12/4/2019	USD	6,564,766	GBP	5,075,000	242	—
JP Morgan & Chase Co.	12/4/2019	USD	94,473,135	GBP	73,034,850	4,572	—
RBC Capital Markets	12/4/2019	USD	124,837,440	GBP	96,508,820	6,139	—
RBC Capital Markets	12/4/2019	USD	6,213,204	GBP	4,797,000	—	(7,816)
Citigroup Global Markets	12/4/2019	USD	1,173,994	NOK	10,811,900	—	(439)
JP Morgan & Chase Co.	12/4/2019	USD	4,412,011	NOK	40,632,691	—	(1,620)
RBC Capital Markets	12/4/2019	USD	3,381,933	NOK	31,146,100	—	(1,245)
Citigroup Global Markets	12/4/2019	USD	3,870,721	SEK	37,048,250	—	(1,576)
JP Morgan & Chase Co.	12/4/2019	USD	13,578,631	SEK	129,969,836	—	(5,193)
RBC Capital Markets	12/4/2019	USD	3,878,750	SEK	37,126,000	—	(1,485)
RBC Capital Markets	12/4/2019	USD	17,315,319	SEK	165,736,000	—	(6,631)
Citigroup Global Markets	1/6/2020	CHF	3,169,000	USD	3,180,944	963	—
Citigroup Global Markets	1/6/2020	CHF	3,311,000	USD	3,323,530	1,056	—
JP Morgan & Chase Co.	1/6/2020	CHF	42,655,522	USD	42,815,438	12,101	—
RBC Capital Markets	1/6/2020	CHF	87,227,217	USD	87,557,748	28,261	—
Citigroup Global Markets	1/6/2020	DKK	37,303,600	USD	5,521,282	2,817	—
Citigroup Global Markets	1/6/2020	DKK	10,652,000	USD	1,576,572	780	—
Citigroup Global Markets	1/6/2020	DKK	2,167,000	USD	320,736	164	—
JP Morgan & Chase Co.	1/6/2020	DKK	77,351,042	USD	11,448,784	5,947	—
RBC Capital Markets	1/6/2020	DKK	58,412,400	USD	8,645,620	4,449	—
Citigroup Global Markets	1/6/2020	EUR	4,700,000	USD	5,196,085	2,736	—
Citigroup Global Markets	1/6/2020	EUR	11,166,000	USD	12,344,381	6,311	—
JP Morgan & Chase Co.	1/6/2020	EUR	106,933,223	USD	118,218,848	61,077	—
RBC Capital Markets	1/6/2020	EUR	197,402,797	USD	218,236,096	112,355	—
RBC Capital Markets	1/6/2020	EUR	103,034,076	USD	113,907,983	58,644	—
Citigroup Global Markets	1/6/2020	GBP	8,831,054	USD	11,440,357	17	—
Citigroup Global Markets	1/6/2020	GBP	5,075,000	USD	6,574,434	—	(61)
Citigroup Global Markets	1/6/2020	GBP	1,874,000	USD	2,427,647	—	(58)
JP Morgan & Chase Co.	1/6/2020	GBP	73,034,850	USD	94,612,120	—	(2,119)
RBC Capital Markets	1/6/2020	GBP	96,508,820	USD	125,020,903	—	(3,090)
Citigroup Global Markets	1/6/2020	NOK	10,811,900	USD	1,174,516	474	—
JP Morgan & Chase Co.	1/6/2020	NOK	40,632,691	USD	4,413,954	1,732	—
RBC Capital Markets	1/6/2020	NOK	31,146,100	USD	3,383,441	1,350	—
Citigroup Global Markets	1/7/2020	SEK	37,048,250	USD	3,879,743	1,582	—
JP Morgan & Chase Co.	1/7/2020	SEK	129,969,836	USD	13,610,487	5,419	—
RBC Capital Markets	1/7/2020	SEK	37,126,000	USD	3,887,926	1,626	—
RBC Capital Markets	1/7/2020	SEK	165,736,000	USD	17,356,282	7,260	—

Total unrealized appreciation (depreciation)						$9,519,994	$(518,565)

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.	63

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Europe Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

Currency Abbreviations

CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$907,361,987	$—	$—	$907,361,987
Preferred Stocks	8,149,994	—	—	8,149,994
Short-Term Investments (g)	26,805,000	—	—	26,805,000
Derivatives (h)
Forward Foreign Currency Contracts	—	9,519,994	—	9,519,994
Futures Contracts	236,247	—	—	236,247

TOTAL	$942,553,228	$9,519,994	$—	$952,073,222

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Forward Foreign Currency Contracts	$—	$(518,565)	$—	$(518,565)
Futures Contracts	(12,393)	—	—	(12,393)

TOTAL	$(12,393)	$(518,565)	$—	$(530,958)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.	64

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF

November 30, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 95.9%
Austria — 1.0%
Agrana Beteiligungs AG	84	$1,695
ANDRITZ AG	297	11,583
AT&S Austria Technologie & Systemtechnik AG	111	2,250
BAWAG Group AG, 144A*	290	11,649
CA Immobilien Anlagen AG	293	12,024
DO & CO AG	27	2,427
Erste Group Bank AG*	1,385	49,590
EVN AG	174	3,159
FACC AG	99	1,339
IMMOFINANZ AG*	416	11,252
Kapsch TrafficCom AG	21	662
Lenzing AG	68	6,615
Oesterreichische Post AG	177	6,425
OMV AG	673	38,362
Palfinger AG	70	2,167
Porr AG (a)	39	720
Raiffeisen Bank International AG	697	16,364
S IMMO AG	218	5,476
S&T AG (a)	203	4,665
Schoeller-Bleckmann Oilfield Equipment AG	66	3,687
Semperit AG Holding*	47	570
Telekom Austria AG*	732	5,879
UNIQA Insurance Group AG	630	6,271
Verbund AG	306	15,905
Vienna Insurance Group AG Wiener Versicherung Gruppe	174	4,812
voestalpine AG	534	14,149
Wienerberger AG	556	15,253
Zumtobel Group AG*	126	1,002

		255,952

Belgium — 3.6%
Ackermans & van Haaren NV	108	16,241
Aedifica SA REIT	112	13,696
Ageas	835	50,117
AGFA-Gevaert NV*	808	4,139
Akka Technologies (a)	54	3,320
Anheuser-Busch InBev SA/NV	3,551	281,165
Barco NV	42	9,694
Befimmo SA REIT	111	7,154
Bekaert SA	159	4,180
Biocartis NV, 144A*(a)	227	1,525
bpost SA	442	5,227
Cie d’Entreprises CFE	39	3,644
Cofinimmo SA REIT	99	14,637
Colruyt SA	261	13,515
D’ieteren SA/NV	114	7,347
Econocom Group SA/NV (a)	563	1,460
Elia System Operator SA/NV	125	10,328
Euronav NV	756	8,237
Exmar NV*	152	903
Fagron	438	8,942
Galapagos NV*(a)	213	41,969
Gimv NV	111	6,775

	Number of Shares	Value
Belgium (Continued)
Groupe Bruxelles Lambert SA	381	$38,659
Intervest Offices & Warehouses NV REIT	131	3,933
Ion Beam Applications*	96	1,461
KBC Ancora	171	8,391
KBC Group NV	1,134	82,631
Kinepolis Group NV	69	4,637
Melexis NV	87	6,345
Mithra Pharmaceuticals SA*	60	1,835
Montea C.V.A REIT	49	4,270
Ontex Group NV	354	6,735
Orange Belgium SA	145	3,219
Proximus SADP	705	21,266
Recticel SA	129	1,133
Retail Estates NV REIT	81	7,951
Sioen Industries NV	35	823
Sofina SA	69	14,960
Solvay SA	336	38,498
Telenet Group Holding NV*	221	9,973
Tessenderlo Group SA*	101	3,522
UCB SA	577	46,761
Umicore SA	939	40,325
Van de Velde NV	24	677
Warehouses De Pauw CVA REIT	82	14,508
X-Fab Silicon Foundries SE, 144A*	228	998

		877,726

Finland — 3.0%
Aktia Bank OYJ	200	1,932
Cargotec OYJ, Class B	217	7,158
Caverion OYJ	578	4,534
Citycon OYJ (a)	339	3,552
Cramo OYJ	174	2,561
Elisa OYJ	653	34,899
Finnair OYJ	223	1,457
Fortum OYJ	2,039	48,050
F-Secure OYJ*	383	1,373
Huhtamaki OYJ	441	19,361
Kemira OYJ	450	7,030
Kesko OYJ, Class B	306	20,645
Kone OYJ, Class B	1,572	98,405
Konecranes OYJ	298	9,488
Metsa Board OYJ	623	4,091
Metso OYJ	480	18,403
Neste OYJ	1,901	64,254
Nokia OYJ	26,747	94,634
Nokian Renkaat OYJ	566	15,315
Oriola OYJ, Class B	502	1,159
Orion OYJ, Class B	471	20,497
Outokumpu OYJ (a)	1,296	3,714
Outotec OYJ*	807	4,765
Rovio Entertainment OYJ, 144A	227	1,043
Sampo OYJ, Class A	2,098	84,827
Sanoma OYJ	307	3,162
Stora Enso OYJ, Class R	2,701	36,303
Tieto OYJ	233	6,695
Tokmanni Group Corp.	263	3,512
UPM-Kymmene OYJ	2,469	82,473

See Notes to Financial Statements.	65

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
Finland (Continued)
Uponor OYJ	233	$2,990
Valmet OYJ	597	13,365
Wartsila OYJ Abp	2,028	20,412
YIT OYJ (a)	890	5,932

		747,991

France — 31.6%
ABC arbitrage	101	742
Accor SA	860	36,790
Aeroports de Paris	137	26,791
Air France-KLM*	940	11,060
Air Liquide SA	2,196	297,699
Airbus SE	2,721	399,897
AKWEL	36	813
Albioma SA	98	2,467
ALD SA, 144A	518	7,818
Alstom SA	884	38,547
Alten SA	136	15,702
Altran Technologies SA	1,056	16,485
Amundi SA, 144A	291	22,025
Arkema SA	323	33,471
Atos SE	451	38,298
Aubay	23	843
AXA SA	8,999	244,831
Beneteau SA	126	1,492
BioMerieux	196	17,717
BNP Paribas SA	5,234	293,908
Boiron SA	27	1,011
Bollore SA	3,903	16,684
Bonduelle SCA	54	1,416
Bouygues SA	1,025	41,872
Bureau Veritas SA	1,312	34,343
Capgemini SE	733	86,690
Carmila SA REIT	244	4,909
Carrefour SA	2,815	46,457
Casino Guichard Perrachon SA (a)	262	11,528
Cellectis SA*	114	1,576
CGG SA*	2,366	6,204
Chargeurs SA	79	1,368
Cie de Saint-Gobain	2,235	90,490
Cie des Alpes	24	776
Cie Generale des Etablissements Michelin SCA	788	94,540
Cie Plastic Omnium SA	301	8,178
CNP Assurances	807	15,932
Coface SA	413	4,564
Constellium SE*	532	7,522
Covivio REIT	212	23,449
Credit Agricole SA	5,510	75,364
Danone SA	2,870	236,256
Dassault Aviation SA	11	14,967
Dassault Systemes SE	623	98,149
DBV Technologies SA*	129	1,973
Derichebourg SA	323	1,112
Devoteam SA	21	2,047
Edenred	1,103	54,744
Eiffage SA	358	39,086

	Number of Shares	Value
France (Continued)
Electricite de France SA	2,768	$28,434
Elior Group SA, 144A	474	6,068
Elis SA	858	17,119
Engie SA	8,598	136,024
Eramet	39	1,744
EssilorLuxottica SA	1,323	205,515
Etablissements Maurel et Prom SA	219	620
Eurazeo SE	189	12,878
Europcar Mobility Group, 144A	383	1,750
Eutelsat Communications SA (a)	803	13,173
Faurecia SE	366	19,411
FFP	21	2,457
FIGEAC-AERO*	39	481
Fnac Darty SA*	70	3,933
Gaztransport Et Technigaz SA	99	8,747
Gecina SA REIT	218	37,659
Genfit*(a)	126	1,971
Getlink SE	1,941	32,739
GL Events	54	1,413
Groupe Crit	5	375
Groupe Guillin	23	385
Guerbet	23	1,333
Hermes International	144	107,879
ICADE REIT	128	12,811
ID Logistics Group*	15	3,206
Iliad SA (a)	129	16,422
Imerys SA	171	6,782
Ingenico Group SA	276	29,452
Innate Pharma SA*(a)	171	1,060
Interparfums SA	74	3,041
Ipsen SA	171	19,310
IPSOS	189	6,038
Jacquet Metal Service SA	65	1,057
JCDecaux SA	338	9,682
Kaufman & Broad SA	59	2,383
Kering SA	356	214,419
Klepierre SA REIT	921	33,048
Korian SA	219	9,632
Lagardere SCA	256	5,593
Latecoere SACA*	345	1,463
Legrand SA	1,223	96,580
LISI	75	2,652
LNA Sante SA	20	1,079
L’Oreal SA	1,175	334,887
LVMH Moet Hennessy Louis Vuitton SE	1,295	581,096
Maisons du Monde SA, 144A	184	2,666
Manitou BF SA	36	767
Mercialys SA REIT	219	2,895
Mersen SA	84	2,786
Metropole Television SA	111	1,927
Natixis SA	4,402	18,395
Nexans SA	119	4,709
Nexity SA	188	9,474
Oeneo SA	145	1,792
Orange SA (a)	9,112	150,580
Orpea	215	26,600
Pernod Ricard SA (a)	992	182,184

See Notes to Financial Statements.	66

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
France (Continued)
Peugeot SA	2,662	$64,285
Publicis Groupe SA	972	42,770
Quadient	156	3,295
Remy Cointreau SA	106	13,652
Renault SA	852	40,789
Rexel SA	1,137	13,873
Rubis SCA	413	23,524
Safran SA	1,524	249,246
Sanofi	5,237	487,589
Sartorius Stedim Biotech	128	20,321
Schneider Electric SE	2,564	247,449
SCOR SE	744	31,959
SEB SA	100	15,534
SMCP SA, 144A*	168	2,125
Societe BIC SA	114	7,850
Societe Generale SA	3,753	118,087
Sodexo SA	405	47,207
SOITEC*	97	10,259
Solocal Group*(a)	2,417	1,535
Sopra Steria Group	75	11,345
SPIE SA	528	10,703
Suez	1,614	23,889
Synergie SA	25	734
Tarkett SA	133	1,950
Technicolor SA*	1,526	1,243
Teleperformance	270	63,954
Television Francaise 1	189	1,527
Thales SA	486	47,610
TOTAL SA	11,154	585,418
Trigano SA	34	3,596
Ubisoft Entertainment SA*	383	23,250
Unibail-Rodamco-Westfield REIT	642	100,365
Valeo SA	1,112	43,809
Vallourec SA*(a)	1,322	3,398
Veolia Environnement SA	2,482	63,548
Vicat SA	118	5,005
Vilmorin & Cie SA	34	1,873
Vinci SA	2,384	259,966
Virbac SA*	23	5,613
Vivendi SA	3,887	106,715
Wendel SA	126	16,977
Worldline SA, 144A*	470	30,421

		7,823,437

Germany — 24.5%
Aareal Bank AG	241	7,434
adidas AG	843	262,599
ADLER Real Estate AG*	248	3,229
ADO Properties SA, 144A	129	5,025
ADVA Optical Networking SE*	204	1,829
AIXTRON SE*	644	6,095
Allianz SE	1,972	472,205
alstria office REIT-AG REIT	721	13,170
Amadeus Fire AG	21	2,823
AURELIUS Equity Opportunities SE & Co KGaA	96	3,943
Aurubis AG	170	8,046

	Number of Shares	Value
Germany (Continued)
Axel Springer SE	229	$15,768
BASF SE	4,276	321,376
Basler AG	23	1,252
Bayer AG	4,331	327,800
Bayerische Motoren Werke AG	1,527	123,312
BayWa AG	60	1,861
Bechtle AG	143	18,811
Beiersdorf AG	457	53,293
Bertrandt AG	21	1,226
bet-at-home.com AG	5	264
Bilfinger SE	112	4,037
Borussia Dortmund GmbH & Co. KGaA	301	2,784
Brenntag AG	713	38,027
CANCOM SE	144	8,527
Carl Zeiss Meditec AG	186	22,746
CECONOMY AG*	810	3,898
Cewe Stiftung & Co. KGAA	21	2,240
Commerzbank AG	4,609	26,714
CompuGroup Medical SE	118	8,066
Consus Real Estate AG*	253	1,723
Continental AG	505	65,984
Covestro AG, 144A	801	37,505
CropEnergies AG	232	2,173
CTS Eventim AG & Co. KGaA	275	16,784
Daimler AG	4,236	238,940
Delivery Hero SE, 144A*	531	28,080
Dermapharm Holding SE	71	2,948
Deutsche Bank AG (b)	9,059	65,311
Deutsche Beteiligungs AG	52	2,323
Deutsche Boerse AG	866	132,855
Deutsche EuroShop AG	191	5,522
Deutsche Lufthansa AG	1,010	19,161
Deutsche Pfandbriefbank AG, 144A	597	8,991
Deutsche Post AG	4,639	172,949
Deutsche Telekom AG	15,516	260,444
Deutsche Wohnen SE	1,747	68,230
Deutz AG	548	3,284
DIC Asset AG	201	3,357
Draegerwerk AG & Co. KGaA	11	484
Duerr AG	263	8,095
E.ON SE	10,377	108,584
Eckert & Ziegler Strahlen- und Medizintechnik AG	19	4,061
Elmos Semiconductor AG	43	1,357
ElringKlinger AG*(a)	127	1,097
Encavis AG (a)	368	3,519
Evonik Industries AG	849	24,637
Evotec SE*(a)	639	14,157
Flatex AG*(a)	61	1,593
Fraport AG Frankfurt Airport Services Worldwide	190	16,185
Freenet AG	604	14,060
Fresenius Medical Care AG & Co. KGaA	999	73,256
Fresenius SE & Co. KGaA	1,897	103,744
GEA Group AG	698	22,431
Gerresheimer AG	157	11,546
GRENKE AG (a)	133	12,411

See Notes to Financial Statements.	67

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
Germany (Continued)
Hamborner REIT AG REIT	354	$3,724
Hamburger Hafen und Logistik AG	111	2,998
Hannover Rueck SE	277	51,421
HeidelbergCement AG	683	50,490
Heidelberger Druckmaschinen AG*(a)	1,163	1,600
HelloFresh SE*	639	12,714
Henkel AG & Co. KGaA	515	49,816
HOCHTIEF AG	110	13,512
Hornbach Holding AG & Co. KGAA	39	2,286
HUGO BOSS AG	290	13,658
Hypoport AG*	13	4,182
Indus Holding AG	66	2,803
Infineon Technologies AG	5,878	125,553
Isra Vision AG	67	2,861
Jenoptik AG	259	7,539
JOST Werke AG, 144A	94	3,324
K+S AG	905	10,225
KION Group AG	306	20,301
Kloeckner & Co. SE	324	2,058
Knorr-Bremse AG	217	21,105
Koenig & Bauer AG (a)	53	1,873
Krones AG	66	4,581
KWS Saat SE & Co. KGaA	65	4,340
LANXESS AG	407	27,128
LEG Immobilien AG	285	32,168
Leoni AG*(a)	129	1,663
MBB SE	6	484
Merck KGaA	599	69,951
METRO AG	797	12,842
MLP SE	278	1,446
MorphoSys AG*	180	22,250
MTU Aero Engines AG	247	66,914
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	672	192,933
Nemetschek SE	279	16,491
New Work SE	14	4,743
Nordex SE*(a)	292	3,983
Norma Group SE	135	5,586
OHB SE	24	1,108
OSRAM Licht AG (a)	459	19,792
PATRIZIA AG	204	4,126
Pfeiffer Vacuum Technology AG	22	3,793
ProSiebenSat.1 Media SE	1,033	15,489
Puma SE	384	28,852
Rational AG	17	13,017
Rheinmetall AG	197	20,974
RHOEN-KLINIKUM AG	114	2,336
RIB Software SE	130	3,426
Rocket Internet SE, 144A*	322	8,095
RWE AG	2,688	79,690
SAF-Holland SA	203	1,624
Salzgitter AG	152	3,006
SAP SE	4,572	621,966
Scout24 AG, 144A	511	31,639
SGL Carbon SE*	217	1,044
Siemens AG	3,565	459,996
Siemens Healthineers AG, 144A	675	32,735

	Number of Shares	Value
Germany (Continued)
Siltronic AG	102	$8,446
Sixt Leasing SE	54	684
Sixt SE	64	6,057
SMA Solar Technology AG*(a)	54	1,849
Software AG	203	6,846
STRATEC SE	21	1,578
Stroeer SE & Co. KGaA	137	10,709
Suedzucker AG	313	4,697
Symrise AG	588	57,032
TAG Immobilien AG*	621	14,942
Takkt AG	144	1,856
Telefonica Deutschland Holding AG	4,237	12,935
thyssenkrupp AG (a)	1,899	23,808
TLG Immobilien AG	322	10,004
Uniper SE	924	29,827
United Internet AG	577	19,547
Varta AG*	65	8,307
VERBIO Vereinigte BioEnergie AG	114	1,316
Volkswagen AG	149	28,423
Vonovia SE	2,379	123,945
Vossloh AG	47	1,804
Wacker Chemie AG	75	5,172
Wacker Neuson SE (a)	129	2,297
Washtec AG	64	3,730
Wirecard AG (a)	543	71,667
Wuestenrot & Wuerttembergische AG	84	1,790
Zalando SE, 144A*	715	30,800
zooplus AG*	35	3,466

		6,043,969

Ireland — 1.9%
AerCap Holdings NV*	583	36,035
AIB Group PLC	3,762	12,309
Bank of Ireland Group PLC	4,440	22,306
Cairn Homes PLC	4,027	5,386
CRH PLC	3,662	140,116
Dalata Hotel Group PLC	738	4,407
Flutter Entertainment PLC*	374	42,852
Glanbia PLC	936	10,889
Glenveagh Properties PLC, 144A*	4,492	3,959
Hibernia REIT PLC REIT	2,966	4,764
Irish Residential Properties REIT PLC REIT	2,460	4,770
Kerry Group PLC, Class A	753	96,563
Kingspan Group PLC	724	39,020
Origin Enterprises PLC	559	2,309
Smurfit Kappa Group PLC	1,036	36,752

		462,437

Italy — 7.2%
A2A SpA	7,478	14,067
ACEA SpA	237	4,930
Amplifon SpA	586	17,147
Anima Holding SpA, 144A	1,230	6,304
Arnoldo Mondadori Editore SpA*	419	1,004
Ascopiave SpA	222	987
Assicurazioni Generali SpA	5,185	105,849
ASTM SpA	171	5,230

See Notes to Financial Statements.	68

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
Italy (Continued)
Atlantia SpA	2,260	$50,096
Autogrill SpA	554	5,920
Azimut Holding SpA	523	13,195
Banca Carige SpA*(c)	231,170	382
Banca Farmafactoring SpA, 144A	832	5,005
Banca Generali SpA	253	8,351
Banca IFIS SpA	79	1,182
Banca Mediolanum SpA	839	8,518
Banca Monte dei Paschi di Siena SpA*(a)	1,327	2,156
Banca Popolare di Sondrio SCPA	1,971	4,660
Banco BPM SpA*	6,873	15,303
Biesse SpA	49	796
BPER Banca	1,780	8,619
Brunello Cucinelli SpA	141	5,222
Buzzi Unicem SpA	270	6,687
Buzzi Unicem SpA-RSP	189	2,890
Cairo Communication SpA	354	1,084
Carel Industries SpA, 144A	128	2,002
Cementir Holding NV	114	878
Cerved Group SpA	879	8,735
CIR-Compagnie Industriali Riunite SpA	1,687	1,948
Credito Emiliano SpA	405	2,387
Credito Valtellinese SpA*	26,604	2,058
Danieli & C Officine Meccaniche SpA	54	1,024
Danieli & C Officine Meccaniche SpA-RSP	144	1,717
Datalogic SpA	81	1,625
Davide Campari-Milano SpA	2,639	24,088
De’ Longhi SpA	308	6,566
DeA Capital SpA*	399	607
DiaSorin SpA	120	16,036
doValue SpA, 144A	152	1,772
El.En. SpA	39	1,431
Enav SpA, 144A	1,319	7,818
Enel SpA	37,739	285,052
Eni SpA	11,891	179,658
ERG SpA	324	7,093
Falck Renewables SpA	578	3,077
Ferrari NV	562	94,978
Fila SpA	99	1,684
Fincantieri SpA (a)	2,190	2,184
FinecoBank Banca Fineco SpA	2,843	35,268
Freni Brembo SpA	782	9,684
Geox SpA	352	465
Gruppo MutuiOnline SpA	99	2,103
Hera SpA	3,814	16,824
Illimity Bank SpA*	284	3,241
IMA Industria Macchine Automatiche SpA	102	7,917
Immobiliare Grande Distribuzione SIIQ SpA REIT	278	1,972
Infrastrutture Wireless Italiane SpA, 144A	1,189	12,038
Interpump Group SpA	354	11,060
Intesa Sanpaolo SpA	69,766	176,819
Iren SpA	2,950	9,146
Italgas SpA	2,323	14,598
Italmobiliare SpA	66	1,858
Juventus Football Club SpA*	1,677	2,550
La Doria SpA	20	203

	Number of Shares	Value
Italy (Continued)
Leonardo SpA	1,819	$21,272
Maire Tecnimont SpA	530	1,467
MARR SpA	159	3,661
Mediaset SpA*(a)	1,978	5,980
Mediobanca Banca di Credito Finanziario SpA (a)	2,861	31,992
Moncler SpA	818	35,840
OVS SpA, 144A*	800	1,837
Piaggio & C SpA	759	2,450
Pirelli & C SpA, 144A	1,715	9,730
Poste Italiane SpA, 144A	2,438	28,444
Prysmian SpA	1,036	23,615
RAI Way SpA, 144A	466	3,152
Recordati SpA	473	19,838
Reply SpA	84	6,580
Saipem SpA*	2,713	12,404
Salini Impregilo SpA*	809	1,578
Salvatore Ferragamo SpA	351	6,997
Saras SpA	2,585	4,551
Sesa SpA	38	1,781
Snam SpA	9,617	47,805
Societa Cattolica di Assicurazioni SC	622	5,002
Societa Iniziative Autostradali e Servizi SpA	277	4,663
Tamburi Investment Partners SpA	370	2,788
Technogym SpA, 144A	399	4,914
Telecom Italia SpA*	41,652	26,074
Telecom Italia SpA-RSP	26,255	16,169
Terna Rete Elettrica Nazionale SpA	7,044	45,243
Tinexta SpA	125	1,738
Tod’s SpA	41	1,804
UniCredit SpA	9,274	128,348
Unione di Banche Italiane SpA	4,418	14,276
Unipol Gruppo SpA	1,999	11,716
Zignago Vetro SpA	63	905

		1,790,362

Luxembourg — 0.8%
APERAM SA	247	7,402
ArcelorMittal SA	2,967	50,757
Aroundtown SA	4,240	36,819
Befesa SA, 144A	114	4,320
Corestate Capital Holding SA*(a)	55	1,963
Eurofins Scientific SE	54	28,354
Grand City Properties SA	583	13,527
SES SA	1,655	21,962
Solutions 30 SE*(a)	308	3,269
Stabilus SA	106	6,890
Tenaris SA	2,167	23,043

		198,306

Netherlands — 10.4%
Aalberts NV	456	19,316
ABN AMRO Bank NV, 144A	1,919	32,748
Accell Group NV	110	3,115
Adyen NV, 144A*	47	36,049
Aegon NV	7,919	35,700

See Notes to Financial Statements.	69

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
Netherlands (Continued)
Akzo Nobel NV	1,073	$102,750
Altice Europe NV*	3,158	18,795
AMG Advanced Metallurgical Group NV (a)	145	3,412
Arcadis NV	311	6,325
Argenx SE*(a)	194	28,854
ASM International NV	203	22,577
ASML Holding NV	1,978	538,254
ASR Nederland NV	638	23,708
Basic-Fit NV, 144A*	188	6,773
BE Semiconductor Industries NV	332	12,249
Boskalis Westminster	376	8,786
Brunel International NV	109	1,060
Corbion NV	248	7,672
Eurocommercial Properties NV	186	5,352
Euronext NV, 144A	249	18,805
EXOR NV	493	37,716
Flow Traders, 144A	142	3,332
ForFarmers NV	95	585
Fugro NV*	348	3,273
Heineken Holding NV	542	51,950
Heineken NV	1,195	123,807
IMCD NV	224	18,632
ING Groep NV	18,226	209,711
Intertrust NV, 144A	387	7,274
InterXion Holding NV*	397	33,761
Kendrion NV	54	1,243
Koninklijke Ahold Delhaize NV	5,463	140,745
Koninklijke BAM Groep NV	1,368	3,732
Koninklijke DSM NV	858	109,934
Koninklijke KPN NV	16,247	50,047
Koninklijke Philips NV	4,163	193,293
Koninklijke Volkerwessels NV	120	2,902
Koninklijke Vopak NV	338	18,019
NIBC Holding NV, 144A	234	1,817
NN Group NV	1,371	52,623
NSI NV REIT	84	3,739
NXP Semiconductors NV	1,309	151,294
OCI NV*	400	7,580
Pharming Group NV*	2,477	3,919
PostNL NV	1,875	3,966
Prosus NV*	2,250	153,365
QIAGEN NV*	1,052	45,038
Randstad NV	539	31,389
SBM Offshore NV	790	13,312
Shop Apotheke Europe NV, 144A*	50	2,115
SIF Holding NV	38	490
Signify NV, 144A	605	18,043
Takeaway.com NV, 144A*	170	15,283
TKH Group NV	186	9,639
TomTom NV*	323	3,390
Vastned Retail NV REIT	71	2,159
Wereldhave NV REIT (a)	173	4,136
Wolters Kluwer NV	1,273	91,385

		2,556,938

	Number of Shares	Value
Portugal — 0.6%
Altri SGPS SA	294	$1,830
Banco Comercial Portugues SA, Class R	40,733	8,796
Corticeira Amorim SGPS SA	224	2,690
CTT-Correios de Portugal SA	577	1,955
EDP - Energias de Portugal SA	11,700	47,306
Galp Energia SGPS SA	2,303	37,487
Jeronimo Martins SGPS SA	1,165	18,604
Mota-Engil SGPS SA	467	981
Navigator Co. SA	1,124	4,322
NOS SGPS SA	1,266	6,868
REN - Redes Energeticas Nacionais SGPS SA	3,077	9,390
Semapa-Sociedade de Investimento e Gestao	107	1,613
Sonae SGPS SA	3,626	3,637

		145,479

Spain — 8.6%
Acciona SA	98	10,149
Acerinox SA*	872	9,138
ACS Actividades de Construccion y Servicios SA	1,200	46,708
Aedas Homes SAU, 144A*	107	2,440
Aena SME SA, 144A	309	56,749
Almirall SA	255	4,332
Amadeus IT Group SA	1,997	159,067
Applus Services SA	574	6,924
Atresmedia Corp. de Medios de Comunicacion SA	384	1,658
Banco Bilbao Vizcaya Argentaria SA	30,492	160,625
Banco de Sabadell SA	26,110	28,967
Banco Santander SA	77,257	301,049
Bankia SA	5,465	10,588
Bankinter SA	2,994	20,939
Bolsas y Mercados Espanoles SHMSF SA	381	14,909
CaixaBank SA	15,998	47,217
Cellnex Telecom SA, 144A*	1,145	49,196
Cia de Distribucion Integral Logista Holdings SA	219	4,941
CIE Automotive SA	359	8,654
Construcciones y Auxiliar de Ferrocarriles SA	86	3,757
Corp. Financiera Alba SA	90	4,839
Distribuidora Internacional de Alimentacion SA*	18,590	2,382
Distribuidora Internacional de Alimentacion SA*(a)	1,859	238
Ebro Foods SA	376	8,223
eDreams ODIGEO SA*	343	1,542
Enagas SA	1,087	27,077
Ence Energia y Celulosa SA	486	1,864
Endesa SA	1,507	40,975
Euskaltel SA, 144A	368	3,726
Faes Farma SA	1,188	6,989
Ferrovial SA	2,216	65,795
Ferrovial SA*	34	1,009
Fluidra SA*	213	2,642

See Notes to Financial Statements.	70

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
Spain (Continued)
Fomento de Construcciones y Contratas SA	373	$4,504
Gestamp Automocion SA, 144A	691	3,188
Global Dominion Access SA, 144A*	459	1,891
Grifols SA (a)	1,359	46,429
Grupo Catalana Occidente SA	207	7,457
Grupo Empresarial San Jose SA*	174	1,265
Iberdrola SA	28,192	277,296
Indra Sistemas SA*	725	7,776
Industria de Diseno Textil SA	5,121	159,438
Inmobiliaria Colonial Socimi SA REIT	1,105	13,939
Lar Espana Real Estate Socimi SA REIT	407	3,533
Liberbank SA	10,395	3,493
Mapfre SA	5,144	14,502
Masmovil Ibercom SA*	318	7,168
Mediaset Espana Comunicacion SA	1,473	9,617
Melia Hotels International SA	488	4,048
Merlin Properties Socimi SA REIT	1,626	23,234
Metrovacesa SA, 144A*	172	1,582
Miquel y Costas & Miquel SA	111	1,959
Naturgy Energy Group SA	1,382	35,932
Neinor Homes SA, 144A*	382	4,827
Obrascon Huarte Lain SA*(a)	1,240	1,398
Pharma Mar SA*	881	2,155
Promotora de Informaciones SA, Class A*	1,286	1,981
Prosegur Cash SA, 144A	2,298	3,686
Prosegur Cia de Seguridad SA	1,177	4,850
Red Electrica Corp. SA	1,936	37,859
Repsol SA	6,608	104,032
Sacyr SA	1,664	4,524
Siemens Gamesa Renewable Energy SA	1,117	17,825
Solaria Energia y Medio Ambiente SA*	234	1,765
Talgo SA, 144A*	459	3,029
Tecnicas Reunidas SA*(a)	144	3,509
Telefonica SA	21,505	164,707
Tubacex SA	485	1,517
Unicaja Banco SA, 144A	3,980	4,010
Viscofan SA	171	9,107
Zardoya Otis SA	808	6,187

		2,120,527

Switzerland (d) — 0.3%
STMicroelectronics NV	3,137	77,070

United Kingdom (d) — 2.4%
CNH Industrial NV	4,689	50,254
Coca-Cola European Partners PLC	1,053	53,134
Dialog Semiconductor PLC*	354	18,010
Fiat Chrysler Automobiles NV	5,012	74,102
Unilever NV	6,827	404,646

		600,146

TOTAL COMMON STOCKS (Cost $22,777,129)		23,700,340

PREFERRED STOCKS — 1.5%
Germany — 1.5%
Bayerische Motoren Werke AG	254	15,671
Draegerwerk AG & Co. KGaA	36	2,205

	Number of Shares	Value
Germany (Continued)
FUCHS PETROLUB SE	334	$14,424
Henkel AG & Co. KGaA	831	87,779
Jungheinrich AG	203	5,247
Porsche Automobil Holding SE	703	52,031
Sartorius AG	163	34,353
Sixt SE	76	5,200
STO SE & Co. KGaA	9	1,059
Volkswagen AG	868	167,807

		385,776

TOTAL PREFERRED STOCKS (Cost $362,031)		385,776

WARRANTS — 0.0%
Spain — 0.0%
Abengoa SA*, expires 3/31/25 (Cost $43)	7,125	79

SECURITIES LENDING COLLATERAL — 2.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.53% (e)(f) (Cost $652,598)	652,598	652,598

CASH EQUIVALENTS — 4.0%
DWS Government Money Market Series “Institutional Shares”, 1.58% (e) (Cost $980,788)	980,788	980,788

TOTAL INVESTMENTS — 104.0% (Cost $24,772,589)		$25,719,581
Other assets and liabilities, net — (4.0%)		(991,375)

NET ASSETS — 100.0%		$24,728,206

See Notes to Financial Statements.	71

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2019 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2019	Value ($) at 11/30/2019
COMMON STOCKS — 0.3%
Germany — 0.3%
Deutsche Bank AG (b)
86,260	—	(27,547)		(33,816)	40,414	—	—	9,059	65,311

SECURITIES LENDING COLLATERAL — 2.6%
0DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.53% (e)(f)
1,747,284	—	(1,094,686	)(g)	—	—	6,114	—	652,598	652,598

CASH EQUIVALENTS — 4.0%
DWS Government Money Market Series “Institutional Shares”, 1.58% (e)
720,256	5,560,726	(5,300,194)		—	—	6,642	—	980,788	980,788

2,553,800	5,560,726	(6,422,427)		(33,816)	40,414	12,756	—	1,642,445	1,698,697

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2019 amounted to $629,020, which is 2.5% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Investment was valued using significant unobservable inputs.
(d)	Securities listed in country of domicile and traded on an exchange within Eurozone.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $27,559.

(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2019.

REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At November 30, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
EURO STOXX Futures	EUR	15	$581,333	$611,774	12/20/2019	$28,776

As of November 30, 2019, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Citigroup Global Markets	12/4/2019	EUR	180,000	USD	201,200	$2,828	$—
Citigroup Global Markets	12/4/2019	EUR	300,000	USD	335,337	4,716	—
JP Morgan & Chase Co.	12/4/2019	EUR	14,859,330	USD	16,609,046	233,032	—
Morgan Stanley Capital	12/4/2019	EUR	5,653,000	USD	6,318,754	88,755	—
Citigroup Global Markets	12/4/2019	USD	529,283	EUR	480,000	—	(289)
JP Morgan & Chase Co.	12/4/2019	USD	16,384,908	EUR	14,859,330	—	(8,894)
RBC Capital Markets	12/4/2019	USD	6,233,371	EUR	5,653,000	—	(3,373)
Citigroup Global Markets	1/6/2020	EUR	480,000	USD	530,664	280	—
Citigroup Global Markets	1/6/2020	EUR	419,000	USD	463,218	237	—
JP Morgan & Chase Co.	1/6/2020	EUR	14,859,330	USD	16,427,569	8,487	—
RBC Capital Markets	1/6/2020	EUR	5,653,000	USD	6,249,601	3,218	—

Total unrealized appreciation (depreciation)						$341,553	$(12,556)

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

See Notes to Financial Statements.	72

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (h)	$23,699,958	$—	$382	$23,700,340
Preferred Stocks	385,776	—	—	385,776
Warrants	79	—	—	79
Short-Term Investments (h)	1,633,386	—	—	1,633,386
Derivatives (i)
Forward Foreign Currency Contracts	—	341,553	—	341,553
Futures Contracts	28,776	—	—	28,776

TOTAL	$25,747,975	$341,553	$382	$26,089,910

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Forward Foreign Currency Contracts	$—	$(12,556)	$—	$(12,556)

TOTAL	$—	$(12,556)	$—	$(12,556)

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.	73

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Germany Hedged Equity ETF

November 30, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 91.5%
Communication Services — 5.1%
Axel Springer SE	694	$47,786
Deutsche Telekom AG	47,934	804,597
Telefonica Deutschland Holding AG	12,862	39,265
United Internet AG	1,802	61,047

		952,695

Consumer Discretionary — 13.4%
adidas AG	2,597	808,981
Bayerische Motoren Werke AG	4,764	384,715
Continental AG	1,592	208,014
Daimler AG	13,081	737,861
Delivery Hero SE, 144A*	1,646	87,043
Puma SE	1,189	89,337
Volkswagen AG	464	88,512
Zalando SE, 144A*	2,011	86,627

		2,491,090

Consumer Staples — 1.9%
Beiersdorf AG	1,436	167,459
Henkel AG & Co. KGaA	1,496	144,707
METRO AG	2,594	41,796

		353,962

Financials — 15.7%
Allianz SE	6,114	1,464,026
Commerzbank AG	14,561	84,396
Deutsche Bank AG (a)	28,251	203,677
Deutsche Boerse AG	2,734	419,428
Hannover Rueck SE	873	162,061
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,079	596,887

		2,930,475

Health Care — 11.3%
Bayer AG	13,419	1,015,642
Carl Zeiss Meditec AG	575	70,316
Fresenius Medical Care AG & Co. KGaA	3,050	223,654
Fresenius SE & Co. KGaA	6,008	328,568
Merck KGaA	1,867	218,029
QIAGEN NV*	3,271	140,038
Siemens Healthineers AG, 144A	2,136	103,589

		2,099,836

Industrials — 14.1%
Brenntag AG	2,200	117,333
Deutsche Lufthansa AG	3,411	64,711
Deutsche Post AG	14,236	530,740
Fraport AG Frankfurt Airport Services Worldwide	591	50,344
GEA Group AG	2,207	70,926
HOCHTIEF AG	366	44,959
KION Group AG	925	61,369
Knorr-Bremse AG	689	67,011
MTU Aero Engines AG	760	205,890
Siemens AG	11,008	1,420,375

		2,633,658

	Number of Shares	Value
Information Technology — 13.6%
Infineon Technologies AG	17,986	$384,177
SAP SE	14,146	1,924,394
Wirecard AG	1,692	223,316

		2,531,887

Materials — 9.0%
BASF SE	13,206	992,537
Covestro AG, 144A	2,504	117,243
Evonik Industries AG	2,672	77,538
HeidelbergCement AG	2,127	157,237
LANXESS AG	1,180	78,651
Symrise AG	1,861	180,505
thyssenkrupp AG	5,900	73,970

		1,677,681

Real Estate — 3.8%
Aroundtown SA	13,259	115,136
Deutsche Wohnen SE	5,197	202,970
Vonovia SE	7,413	386,213

		704,319

Utilities — 3.6%
E.ON SE	32,256	337,525
RWE AG	8,401	249,062
Uniper SE	2,918	94,193

		680,780

TOTAL COMMON STOCKS (Cost $18,143,273)		17,056,383

PREFERRED STOCKS — 6.2%
Consumer Discretionary — 3.9%
Bayerische Motoren Werke AG	808	49,850
Porsche Automobil Holding SE	2,209	163,493
Volkswagen AG	2,672	516,568

		729,911

Consumer Staples — 1.5%
Henkel AG & Co. KGaA	2,567	271,155

Health Care — 0.6%
Sartorius AG	505	106,432

Materials — 0.2%
FUCHS PETROLUB SE	1,030	44,482

TOTAL PREFERRED STOCKS (Cost $1,388,528)		1,151,980

EXCHANGE-TRADED FUNDS — 0.2%
iShares MSCI Germany ETF (b) (Cost $35,035)	1,300	37,622

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.53% (c)(d) (Cost $4,016)	4,016	4,016

See Notes to Financial Statements.	74

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Germany Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
CASH EQUIVALENTS — 1.5%
DWS Government Money Market Series “Institutional Shares”, 1.58% (c) (Cost $286,200)	286,200	$286,200

TOTAL INVESTMENTS — 99.4% (Cost $19,857,052)		$18,536,201
Other assets and liabilities, net — 0.6%		109,057

NET ASSETS — 100.0%		$18,645,258

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2019 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2019	Value ($) at 11/30/2019
COMMON STOCKS — 1.1%
Financials — 1.1%
Deutsche Bank AG (a)
264,960	18,167		(101,637)	(232,364)	254,551	—	—	28,251	203,677

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.53% (c)(d)
—	4,016	(e)	—	—	—	57	—	4,016	4,016

CASH EQUIVALENTS — 1.5%
DWS Government Money Market Series “Institutional Shares”, 1.58% (c)
266,383	2,929,365		(2,909,548)	—	—	3,495	—	286,200	286,200

531,343	2,951,548		(3,011,185)	(232,364)	254,551	3,552	—	318,467	493,893

*	Non-income producing security.
(a)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2019 amounted to $3,907, which is 0.0% of net assets.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2019.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At November 30, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
DAX Mini Futures	EUR	5	$341,694	$364,842	12/20/2019	$24,830

As of November 30, 2019, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Citigroup Global Markets	12/4/2019	EUR	5,752,367	USD	6,429,881	$90,373	$—
JP Morgan & Chase Co.	12/4/2019	EUR	511,000	USD	571,171	8,014	—
JP Morgan & Chase Co.	12/4/2019	EUR	490,000	USD	547,698	7,684	—
RBC Capital Markets	12/4/2019	EUR	9,204,019	USD	10,288,133	144,665	—
Citigroup Global Markets	12/4/2019	USD	6,342,974	EUR	5,752,367	—	(3,466)
JP Morgan & Chase Co.	12/4/2019	USD	1,103,771	EUR	1,001,000	—	(599)
RBC Capital Markets	12/4/2019	USD	10,148,959	EUR	9,204,019	—	(5,491)
Citigroup Global Markets	1/6/2020	EUR	5,752,367	USD	6,359,529	3,349	—

See Notes to Financial Statements.	75

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Germany Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
JP Morgan & Chase Co.	1/6/2020	EUR	1,001,000	USD	1,106,645	$572	$—
JP Morgan & Chase Co.	1/6/2020	EUR	384,000	USD	424,518	210	—
RBC Capital Markets	1/6/2020	EUR	9,204,019	USD	10,175,384	5,238	—

Total unrealized appreciation (depreciation)						$260,105	$(9,556)

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$17,056,383	$—	$—	$17,056,383
Preferred Stocks (f)	1,151,980	—	—	1,151,980
Exchange-Traded Funds	37,622	—	—	37,622
Short-Term Investments (f)	290,216	—	—	290,216
Derivatives (g)
Forward Foreign Currency Contracts	—	260,105	—	260,105
Futures Contracts	24,830	—	—	24,830

TOTAL	$18,561,031	$260,105	$—	$18,821,136

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Forward Foreign Currency Contracts	$—	$(9,556)	$—	$(9,556)

TOTAL	$—	$(9,556)	$—	$(9,556)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.	76

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF

November 30, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 96.9%
Communication Services — 8.0%
CyberAgent, Inc.	8,300	$286,638
Dentsu, Inc.	18,336	665,058
Hakuhodo DY Holdings, Inc.	19,380	313,218
Kakaku.com, Inc.	9,536	230,091
KDDI Corp.	145,915	4,184,616
Konami Holdings Corp.	7,664	337,495
LINE Corp.*(a)	6,747	317,455
Nexon Co. Ltd.*	38,064	519,205
Nintendo Co. Ltd.	9,221	3,567,762
Nippon Telegraph & Telephone Corp.	53,176	2,685,156
NTT DOCOMO, Inc.	110,105	3,020,833
Softbank Corp.	136,900	1,858,603
SoftBank Group Corp.	129,386	5,027,442
Square Enix Holdings Co. Ltd.	7,600	375,643
Toho Co. Ltd.	8,498	345,106
Z Holdings Corp.	219,228	755,095

		24,489,416

Consumer Discretionary — 18.0%
ABC-Mart, Inc.	3,611	240,502
Aisin Seiki Co. Ltd.	13,123	496,361
Bandai Namco Holdings, Inc.	16,807	1,019,123
Benesse Holdings, Inc.	6,588	173,826
Bridgestone Corp.	48,507	1,938,862
Casio Computer Co. Ltd.	15,492	295,389
Denso Corp.	35,810	1,599,189
Fast Retailing Co. Ltd.	4,789	2,917,897
Hikari Tsushin, Inc.	1,752	408,488
Honda Motor Co. Ltd.	136,245	3,817,673
Iida Group Holdings Co. Ltd.	10,966	194,864
Isetan Mitsukoshi Holdings Ltd.	27,475	244,741
Isuzu Motors Ltd.	45,995	538,090
J. Front Retailing Co. Ltd.	20,700	271,953
Koito Manufacturing Co. Ltd.	8,672	446,851
Marui Group Co. Ltd.	16,502	397,115
Mazda Motor Corp.	46,404	411,236
McDonald’s Holdings Co. Japan Ltd.	6,819	337,041
Mercari, Inc.*	5,900	130,123
Mitsubishi Motors Corp.	53,438	239,227
NGK Spark Plug Co. Ltd.	12,390	248,015
Nikon Corp.	26,459	362,843
Nissan Motor Co. Ltd.	187,947	1,165,579
Nitori Holdings Co. Ltd.	6,647	1,041,488
Oriental Land Co. Ltd.	16,525	2,286,521
Pan Pacific International Holdings Corp.	36,200	586,714
Panasonic Corp.	178,544	1,683,408
Rakuten, Inc.	71,438	619,384
Rinnai Corp.	2,755	211,429
Ryohin Keikaku Co. Ltd.	20,800	473,751
Sankyo Co. Ltd.	4,853	164,050
Sega Sammy Holdings, Inc.	12,688	183,037
Sekisui Chemical Co. Ltd.	29,252	509,114
Sekisui House Ltd.	50,052	1,081,476
Sharp Corp.	18,855	284,922
Shimamura Co. Ltd.	2,370	190,111
Shimano, Inc.	6,084	983,845

	Number of Shares	Value
Consumer Discretionary (Continued)
Sony Corp.	105,393	$6,647,785
Stanley Electric Co. Ltd.	10,246	283,636
Subaru Corp.	50,817	1,330,839
Sumitomo Electric Industries Ltd.	61,413	916,805
Sumitomo Rubber Industries Ltd.	14,330	182,112
Suzuki Motor Corp.	29,789	1,321,597
Toyoda Gosei Co. Ltd.	5,763	134,631
Toyota Industries Corp.	11,699	687,265
Toyota Motor Corp.	188,373	13,145,064
USS Co. Ltd.	18,718	362,885
Yamada Denki Co. Ltd.	50,647	252,645
Yamaha Corp.	11,107	611,897
Yamaha Motor Co. Ltd.	22,124	462,268
Yokohama Rubber Co. Ltd.	9,846	202,848
ZOZO, Inc. (a)	8,834	175,865

		54,912,380

Consumer Staples — 7.7%
Aeon Co. Ltd.	53,202	1,085,378
Ajinomoto Co., Inc.	35,501	591,602
Asahi Group Holdings Ltd.	29,997	1,443,188
Calbee, Inc.	6,708	216,031
Coca-Cola Bottlers Japan Holdings, Inc.	10,200	244,994
FamilyMart Co. Ltd.	20,036	473,007
Japan Tobacco, Inc.	98,189	2,237,746
Kao Corp.	39,384	3,098,762
Kikkoman Corp.	11,548	580,275
Kirin Holdings Co. Ltd.	67,589	1,496,214
Kobayashi Pharmaceutical Co. Ltd.	4,100	336,376
Kose Corp.	2,788	443,971
Lawson, Inc.	5,569	303,241
Lion Corp.	19,988	402,664
MEIJI Holdings Co. Ltd.	9,493	645,269
NH Foods Ltd.	6,811	285,620
Nisshin Seifun Group, Inc.	16,875	316,980
Nissin Foods Holdings Co. Ltd.	5,270	394,811
Pigeon Corp.	9,000	418,528
Pola Orbis Holdings, Inc.	7,779	191,748
Seven & i Holdings Co. Ltd.	63,302	2,358,463
Shiseido Co. Ltd.	33,207	2,398,258
Sundrug Co. Ltd.	5,857	205,481
Suntory Beverage & Food Ltd.	10,936	474,588
Toyo Suisan Kaisha Ltd.	7,312	315,313
Tsuruha Holdings, Inc.	3,097	368,680
Unicharm Corp.	34,074	1,116,032
Welcia Holdings Co. Ltd.	3,900	239,085
Yakult Honsha Co. Ltd.	9,838	577,040
Yamazaki Baking Co. Ltd.	10,006	183,473

		23,442,818

Energy — 0.8%
Idemitsu Kosan Co. Ltd.	16,860	460,259
Inpex Corp.	80,344	784,686
JXTG Holdings, Inc.	259,937	1,155,592

		2,400,537

Financials — 10.3%
Acom Co. Ltd.	35,974	149,214

See Notes to Financial Statements.	77

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
Financials (Continued)
AEON Financial Service Co. Ltd.	7,272	$109,955
Aozora Bank Ltd.	9,792	249,418
Bank of Kyoto Ltd.	5,804	239,414
Chiba Bank Ltd.	43,960	250,615
Concordia Financial Group Ltd.	84,238	341,708
Credit Saison Co. Ltd.	11,592	191,691
Dai-ichi Life Holdings, Inc.	91,519	1,474,103
Daiwa Securities Group, Inc.	122,044	618,833
Fukuoka Financial Group, Inc.	12,448	237,121
Japan Exchange Group, Inc.	39,932	678,941
Japan Post Bank Co. Ltd. (a)	33,025	319,826
Japan Post Holdings Co. Ltd.	129,470	1,217,163
Japan Post Insurance Co. Ltd.	18,600	319,984
Mebuki Financial Group, Inc.	73,862	190,973
Mitsubishi UFJ Financial Group, Inc.	1,014,342	5,357,372
Mitsubishi UFJ Lease & Finance Co. Ltd.	34,416	221,045
Mizuho Financial Group, Inc.	1,990,372	3,076,798
MS&AD Insurance Group Holdings, Inc.	38,289	1,238,695
Nomura Holdings, Inc.	272,777	1,397,342
ORIX Corp.	107,927	1,767,477
Resona Holdings, Inc.	165,576	702,059
SBI Holdings, Inc.	20,499	425,693
Seven Bank Ltd.	47,804	148,057
Shinsei Bank Ltd.	16,347	257,328
Shizuoka Bank Ltd.	36,482	277,644
Sompo Holdings, Inc.	27,975	1,103,103
Sony Financial Holdings, Inc.	11,582	268,771
Sumitomo Mitsui Financial Group, Inc.	108,972	3,971,397
Sumitomo Mitsui Trust Holdings, Inc.	28,062	1,073,460
T&D Holdings, Inc.	43,449	511,281
Tokio Marine Holdings, Inc.	52,771	2,869,608
Tokyo Century Corp.	4,600	245,434

		31,501,523

Health Care — 9.7%
Alfresa Holdings Corp.	15,990	330,304
Asahi Intecc Co. Ltd.	16,300	475,054
Astellas Pharma, Inc.	155,335	2,650,296
Chugai Pharmaceutical Co. Ltd.	19,245	1,680,542
Daiichi Sankyo Co. Ltd.	47,861	3,000,522
Eisai Co. Ltd.	20,812	1,542,052
Hisamitsu Pharmaceutical Co., Inc.	5,706	279,943
Hoya Corp.	32,286	2,946,756
Kyowa Kirin Co. Ltd.	21,260	451,208
M3, Inc.	35,184	967,556
Medipal Holdings Corp.	14,682	314,954
Mitsubishi Tanabe Pharma Corp.	20,561	376,261
Nippon Shinyaku Co. Ltd.	3,800	343,008
Olympus Corp.	95,076	1,410,657
Ono Pharmaceutical Co. Ltd.	31,183	699,413
Otsuka Holdings Co. Ltd.	32,200	1,404,438
PeptiDream, Inc.*	7,800	358,449
Santen Pharmaceutical Co. Ltd.	28,774	538,913
Shionogi & Co. Ltd.	22,208	1,306,245
Sumitomo Dainippon Pharma Co. Ltd.	11,748	221,855
Suzuken Co. Ltd.	5,932	259,327
Sysmex Corp.	13,344	924,955

	Number of Shares	Value
Health Care (Continued)
Taisho Pharmaceutical Holdings Co. Ltd.	2,846	$210,093
Takeda Pharmaceutical Co. Ltd.	122,923	5,003,170
Terumo Corp.	52,302	1,835,384

		29,531,355

Industrials — 20.4%
AGC, Inc.	15,162	553,398
Amada Holdings Co. Ltd.	25,734	286,835
ANA Holdings, Inc.	9,418	320,688
Central Japan Railway Co.	11,826	2,387,241
Dai Nippon Printing Co. Ltd.	21,343	570,746
Daifuku Co. Ltd.	8,400	488,858
Daikin Industries Ltd.	20,548	2,955,811
East Japan Railway Co.	25,185	2,317,052
FANUC Corp.	16,189	3,091,965
Fuji Electric Co. Ltd.	10,506	323,468
Hankyu Hanshin Holdings, Inc.	18,940	813,284
Hino Motors Ltd.	21,060	206,069
Hitachi Construction Machinery Co. Ltd.	8,020	211,463
Hoshizaki Corp.	4,454	389,427
IHI Corp.	11,668	272,152
ITOCHU Corp.	110,188	2,403,992
Japan Airlines Co. Ltd.	8,654	268,977
Japan Airport Terminal Co. Ltd. (a)	5,535	287,736
JGC Holdings Corp.	18,683	271,570
JTEKT Corp.	17,384	216,000
Kajima Corp.	35,976	474,290
Kamigumi Co. Ltd.	7,942	176,029
Kawasaki Heavy Industries Ltd.	10,893	244,621
Keihan Holdings Co. Ltd.	7,904	386,336
Keikyu Corp.	19,681	404,750
Keio Corp.	8,536	547,464
Keisei Electric Railway Co. Ltd.	10,684	440,225
Kintetsu Group Holdings Co. Ltd.	13,510	764,030
Komatsu Ltd.	78,637	1,844,239
Kubota Corp.	86,063	1,327,645
Kurita Water Industries Ltd.	7,142	199,667
Kyushu Railway Co.	12,900	439,016
LIXIL Group Corp.	20,216	341,689
Makita Corp.	19,844	656,300
Marubeni Corp.	126,187	931,747
MINEBEA MITSUMI, Inc.	29,024	563,218
MISUMI Group, Inc.	22,420	555,098
Mitsubishi Corp.	111,891	2,929,785
Mitsubishi Electric Corp.	149,926	2,070,377
Mitsubishi Heavy Industries Ltd.	26,502	1,014,027
Mitsui & Co. Ltd.	136,271	2,414,669
Mitsui OSK Lines Ltd.	8,608	225,709
MonotaRO Co. Ltd.	9,700	272,952
Nabtesco Corp.	8,872	272,349
Nagoya Railroad Co. Ltd.	15,801	503,097
NGK Insulators Ltd.	21,264	350,660
Nidec Corp.	18,445	2,728,286
Nippon Express Co. Ltd.	5,839	370,222
Nippon Yusen KK	11,412	195,908
NSK Ltd.	28,698	277,397
Obayashi Corp.	50,008	529,983

See Notes to Financial Statements.	78

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
Odakyu Electric Railway Co. Ltd.	23,477	$577,193
Park24 Co. Ltd.	9,568	231,212
Persol Holdings Co. Ltd.	14,000	257,476
Recruit Holdings Co. Ltd.	111,991	4,053,797
Secom Co. Ltd.	17,672	1,502,657
Seibu Holdings, Inc.	16,530	291,319
SG Holdings Co. Ltd.	11,500	275,903
Shimizu Corp.	50,368	482,259
SMC Corp.	4,758	2,156,543
Sohgo Security Services Co. Ltd.	7,722	401,427
Sumitomo Corp.	97,073	1,462,458
Sumitomo Heavy Industries Ltd.	8,258	236,148
Taisei Corp.	16,952	665,194
THK Co. Ltd.	9,176	257,788
Tobu Railway Co. Ltd.	17,090	625,330
Tokyu Corp.	40,722	803,242
Toppan Printing Co. Ltd.	23,139	460,222
Toshiba Corp.	41,423	1,487,300
TOTO Ltd.	11,638	509,305
Toyota Tsusho Corp.	17,931	626,614
West Japan Railway Co.	13,279	1,169,154
Yamato Holdings Co. Ltd.	24,817	424,443

		62,045,501

Information Technology — 11.4%
Advantest Corp.	17,100	835,823
Alps Alpine Co. Ltd.	17,842	402,792
Brother Industries Ltd.	19,522	387,033
Canon, Inc.	81,497	2,256,050
Disco Corp.	2,200	474,752
FUJIFILM Holdings Corp.	30,557	1,443,888
Fujitsu Ltd.	16,240	1,476,445
GMO Payment Gateway, Inc.	4,500	319,035
Hamamatsu Photonics KK	11,088	449,274
Hirose Electric Co. Ltd.	2,666	327,846
Hitachi High-Technologies Corp.	5,670	369,867
Hitachi Ltd.	79,834	3,136,323
Itochu Techno-Solutions Corp.	7,900	210,970
Keyence Corp.	15,086	5,160,293
Konica Minolta, Inc.	36,280	237,657
Kyocera Corp.	26,108	1,776,313
Murata Manufacturing Co. Ltd.	48,745	2,825,255
NEC Corp.	21,793	871,083
Nomura Research Institute Ltd.	26,722	563,712
NTT Data Corp.	49,040	668,473
Obic Co. Ltd.	5,362	711,798
Omron Corp.	15,817	929,179
Oracle Corp.	3,172	291,828
Otsuka Corp.	7,660	306,876
Renesas Electronics Corp.*	63,600	414,296
Ricoh Co. Ltd.	54,034	556,359
Rohm Co. Ltd.	7,712	648,215
Seiko Epson Corp.	23,124	351,967
Shimadzu Corp.	19,036	573,054
SUMCO Corp.	20,700	319,800
TDK Corp.	10,728	1,128,128
Tokyo Electron Ltd.	12,914	2,666,451

	Number of Shares	Value
Information Technology (Continued)
Trend Micro, Inc.	9,772	$527,637
Yaskawa Electric Corp.	20,982	770,615
Yokogawa Electric Corp.	20,908	382,611

		34,771,698

Materials — 5.0%
Air Water, Inc.	11,704	187,983
Asahi Kasei Corp.	104,384	1,172,538
Daicel Corp.	21,046	206,893
Hitachi Chemical Co. Ltd.	8,594	309,354
Hitachi Metals Ltd.	18,146	253,983
JFE Holdings, Inc.	39,919	508,766
JSR Corp.	16,451	291,130
Kansai Paint Co. Ltd.	13,406	337,799
Kuraray Co. Ltd.	26,021	314,520
Maruichi Steel Tube Ltd.	6,132	176,472
Mitsubishi Chemical Holdings Corp.	105,596	783,082
Mitsubishi Gas Chemical Co., Inc.	14,376	224,857
Mitsubishi Materials Corp.	9,272	247,694
Mitsui Chemicals, Inc.	15,481	370,990
Nippon Paint Holdings Co. Ltd.	11,663	622,282
Nippon Steel Corp.	67,737	993,575
Nissan Chemical Corp.	10,302	408,014
Nitto Denko Corp.	12,818	719,040
Oji Holdings Corp.	68,684	392,193
Shin-Etsu Chemical Co. Ltd.	30,331	3,244,950
Showa Denko KK (a)	10,600	283,073
Sumitomo Chemical Co. Ltd.	120,756	545,004
Sumitomo Metal Mining Co. Ltd.	20,805	630,299
Taiheiyo Cement Corp.	9,278	268,283
Taiyo Nippon Sanso Corp.	10,080	224,430
Teijin Ltd.	16,459	309,616
Toray Industries, Inc.	110,442	730,529
Tosoh Corp.	20,100	299,328
Toyo Seikan Group Holdings Ltd.	10,426	181,649

		15,238,326

Real Estate — 4.1%
Aeon Mall Co. Ltd.	8,422	135,346
Daito Trust Construction Co. Ltd.	5,951	727,734
Daiwa House Industry Co. Ltd.	48,417	1,481,417
Daiwa House REIT Investment Corp. REIT	156	426,718
Hulic Co. Ltd.	24,310	273,406
Japan Prime Realty Investment Corp. REIT	69	314,253
Japan Real Estate Investment Corp. REIT	103	701,064
Japan Retail Fund Investment Corp. REIT	212	482,862
Mitsubishi Estate Co. Ltd.	96,524	1,769,452
Mitsui Fudosan Co. Ltd.	73,682	1,833,046
Nippon Building Fund, Inc. REIT	111	833,603
Nippon Prologis REIT, Inc. REIT (a)	167	448,110
Nomura Real Estate Holdings, Inc.	8,828	213,330
Nomura Real Estate Master Fund, Inc. REIT	331	604,210
Orix JREIT, Inc. REIT	216	475,001
Sumitomo Realty & Development Co. Ltd.	27,750	966,959

See Notes to Financial Statements.	79

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
Real Estate (Continued)
Tokyu Fudosan Holdings Corp.	48,827	$335,015
United Urban Investment Corp. REIT	245	476,771

		12,498,297

Utilities — 1.5%
Chubu Electric Power Co., Inc.	52,234	728,236
Chugoku Electric Power Co., Inc.	21,468	283,808
Electric Power Development Co. Ltd.	12,366	296,567
Kansai Electric Power Co., Inc.	57,407	654,552
Kyushu Electric Power Co., Inc.	32,490	286,148
Osaka Gas Co. Ltd.	31,089	582,839
Toho Gas Co. Ltd.	5,928	223,949
Tohoku Electric Power Co., Inc.	34,621	343,189
Tokyo Electric Power Co. Holdings, Inc.*	122,884	538,891
Tokyo Gas Co. Ltd.	32,465	784,374

		4,722,553

TOTAL COMMON STOCKS (Cost $298,071,790)		295,554,404

	Number of Shares	Value
SECURITIES LENDING COLLATERAL — 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.53% (b)(c) (Cost $910,610)	910,610	$910,610

CASH EQUIVALENTS — 2.0%
DWS ESG Liquidity Fund “Capital Shares”, 1.82% (b)	116,757	116,781
DWS Government Money Market Series “Institutional Shares”, 1.58% (b)	5,900,388	5,900,388

TOTAL CASH EQUIVALENTS (Cost $6,017,143)		6,017,169

TOTAL INVESTMENTS — 99.2% (Cost $304,999,543)		$302,482,183
Other assets and liabilities, net — 0.8%		2,353,267

NET ASSETS — 100.0%		$304,835,450

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2019 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2019	Value ($) at 11/30/2019
SECURITIES LENDING COLLATERAL — 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.53% (b)(c)
10,080	900,530	(d)	—	—	—	18,674	—	910,610	910,610

CASH EQUIVALENTS — 2.0%
DWS ESG Liquidity Fund “Capital Shares”, 1.82% (b)
115,456	1,299		—	—	26	1,334	—	116,757	116,781

DWS Government Money Market Series “Institutional Shares”, 1.58% (b)
1,732,723	77,407,600		(73,239,935)	—	—	62,819	—	5,900,388	5,900,388

1,858,259	78,309,429		(73,239,935)	—	26	82,827	—	6,927,755	6,927,779

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2019 amounted to $1,463,519, which is 0.5% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $772,783.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2019.

REIT:	Real Estate Investment Trust

At November 30, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
Nikkei 225 Futures	JPY	15	$3,066,330	$3,191,723	12/12/2019	$156,594
TOPIX Index Futures	JPY	32	4,795,546	4,961,308	12/12/2019	209,611

Total unrealized appreciation						$366,205

See Notes to Financial Statements.	80

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

As of November 30, 2019, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Citigroup Global Markets	12/4/2019	JPY	1,843,000,000	USD	17,076,088	$231,732	$—
Citigroup Global Markets	12/4/2019	JPY	263,056,000	USD	2,437,351	33,114	—
JP Morgan & Chase Co.	12/4/2019	JPY	15,793,672,800	USD	146,329,845	1,981,361	—
Morgan Stanley Capital	12/4/2019	JPY	7,242,956,700	USD	67,107,910	909,893	—
RBC Capital Markets	12/4/2019	JPY	11,886,646,000	USD	110,134,960	1,495,295	—
Citigroup Global Markets	12/4/2019	USD	66,143,911	JPY	7,242,956,700	54,106	—
Citigroup Global Markets	12/4/2019	USD	19,232,861	JPY	2,106,056,000	15,732	—
JP Morgan & Chase Co.	12/4/2019	USD	44,969,154	JPY	4,907,501,800	—	(116,356)
JP Morgan & Chase Co.	12/4/2019	USD	99,413,092	JPY	10,886,171,000	82,592	—
RBC Capital Markets	12/4/2019	USD	108,549,384	JPY	11,886,646,000	90,281	—
Citigroup Global Markets	1/7/2020	JPY	7,242,956,700	USD	66,330,479	—	(58,657)
Citigroup Global Markets	1/7/2020	JPY	2,106,056,000	USD	19,287,110	—	(17,056)
JP Morgan & Chase Co.	1/7/2020	JPY	662,222,000	USD	6,064,482	—	(5,463)
JP Morgan & Chase Co.	1/7/2020	JPY	10,886,171,000	USD	99,694,319	—	(88,618)
RBC Capital Markets	1/7/2020	JPY	11,886,646,000	USD	108,859,048	—	(94,270)

Total unrealized appreciation (depreciation)						$4,894,106	$(380,420)

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

JPY	Japanese Yen
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$295,554,404	$—	$—	$295,554,404
Short-Term Investments (e)	6,927,779	—	—	6,927,779
Derivatives (f)
Forward Foreign Currency Contracts	—	4,894,106	—	4,894,106
Futures Contracts	366,205	—	—	366,205

TOTAL	$302,848,388	$4,894,106	$—	$307,742,494

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Forward Foreign Currency Contracts	$—	$(380,420)	$—	$(380,420)

TOTAL	$—	$(380,420)	$—	$(380,420)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.	81

DBX ETF Trust

Statements of Assets and Liabilities

November 30, 2019 (Unaudited)

	Xtrackers MSCI All World ex US Hedged Equity ETF	Xtrackers MSCI Emerging Markets Hedged Equity ETF	Xtrackers MSCI Europe Hedged Equity ETF	Xtrackers MSCI Eurozone Hedged Equity ETF
Assets
Investment in non-affiliated securities at value	$102,786,852	$107,448,661	$914,067,357	$24,020,884
Investment in affiliated securities at value	68,166	—	1,444,624	65,311
Investment in DWS ESG Liquidity Fund*	—	—	635,034	—
Investment in DWS Government Money Market Series*	2,409,800	1,828,982	13,488,409	980,788
Investment in DWS Government & Agency Securities Portfolio**	1,323,973	993,248	12,681,557	652,598
Cash	65,641	149,939	944,276	—
Foreign currency at value	318,500	565,315	4,137,751	6,758
Unrealized appreciation on forward foreign currency contracts	1,180,481	1,145,224	9,519,994	341,553
Deposit with broker for futures contracts	142,618	161,200	1,187,042	42,705
Receivables:
Investment securities sold	12,011	110,516	—	363,561
Variation margin on futures contracts	—	—	—	487
Dividends	224,392	45,378	1,281,012	4,148
Interest	3,481	2,041	21,186	1,146
Securities lending income	1,873	2,027	15,141	894
Foreign tax reclaim	99,960	1,176	2,289,865	67,593

Total assets	$108,637,748	$112,453,707	$961,713,248	$26,548,426

Liabilities
Payable upon return of securities loaned	$1,323,973	$993,248	$12,681,557	$652,598
Payable upon return of deposit for forward foreign currency contracts	1,010,000	300,000	10,093,012	480,000
Unrealized depreciation on forward foreign currency contracts	125,296	318,195	518,565	12,556
Payables:
Investment securities purchased	29,694	23,298	—	666,088
Investment advisory fees	34,374	59,058	342,106	8,978
Variation margin on futures contracts	66,356	58,022	481,244	—
Deferred foreign tax payable	4,622	3,460	—	—

Total liabilities	2,594,315	1,755,281	24,116,484	1,820,220

Net Assets, at value	$106,043,433	$110,698,426	$937,596,764	$24,728,206

Net Assets Consist of
Paid-in capital	$99,106,267	$116,573,291	$1,033,027,889	$24,333,856
Distributable earnings (loss)	6,937,166	(5,874,865)	(95,431,125)	394,350

Net Assets, at value	$106,043,433	$110,698,426	$937,596,764	$24,728,206

Number of Common Shares outstanding	3,700,001	4,850,800	30,500,001	750,001

Net Asset Value	$28.66	$22.82	$30.74	$32.97

Investment in non-affiliated securities at cost	$95,954,848	$91,680,262	$920,881,296	$22,884,157

Investment in affiliated securities at cost	$135,788	$—	$5,348,358	$255,046

Value of securities loaned	$1,573,866	$1,516,104	$12,075,442	$629,020

Investment in DWS ESG Liquidity Fund at cost*	$—	$—	$634,908	$—

Investment in DWS Government Money Market Series at cost*	$2,409,800	$1,828,982	$13,488,409	$980,788

Investment in DWS Government & Agency Securities Portfolio at cost**	$1,323,973	$993,248	$12,681,557	$652,598

Non-cash collateral for securities on loan	$352,050	$615,427	$87	$27,559

Foreign currency at cost	$285,736	$565,519	$4,105,945	$8,547

* Includes collateral held for forward foreign currency contracts	$1,010,000	$300,000	$10,093,012	$480,000

**	Represents collateral on securities loaned.

See Notes to Financial Statements.	82

DBX ETF Trust

Statements of Assets and Liabilities (Continued)

November 30, 2019 (Unaudited)

	Xtrackers MSCI Germany Hedged Equity ETF	Xtrackers MSCI Japan Hedged Equity ETF
Assets
Investment in non-affiliated securities at value	$18,042,308	$295,554,404
Investment in affiliated securities at value	203,677	—
Investment in DWS ESG Liquidity Fund*	—	116,781
Investment in DWS Government Money Market Series*	286,200	5,900,388
Investment in DWS Government & Agency Securities Portfolio**	4,016	910,610
Cash	—	778,466
Foreign currency at value	8,732	312,507
Receivable for return of collateral pledged for forward foreign currency contracts	50,000	—
Unrealized appreciation on forward foreign currency contracts	260,105	4,894,106
Deposit with broker for futures contracts	25,888	239,087
Receivables:
Variation margin on futures contracts	331	—
Dividends	—	2,334,058
Interest	408	7,256
Securities lending income	6	1,313
Foreign tax reclaim	—	342

Total assets	$18,881,671	$311,049,318

Liabilities
Payable upon return of securities loaned	$4,016	$910,610
Payable upon return of deposit for forward foreign currency contracts	—	4,758,466
Unrealized depreciation on forward foreign currency contracts	9,556	380,420
Payables:
Investment securities purchased	216,053	—
Investment advisory fees	6,788	116,747
Variation margin on futures contracts	—	47,625

Total liabilities	236,413	6,213,868

Net Assets, at value	$18,645,258	$304,835,450

Net Assets Consist of
Paid-in capital	$27,120,044	$473,656,807
Distributable earnings (loss)	(8,474,786)	(168,821,357)

Net Assets, at value	$18,645,258	$304,835,450

Number of Common Shares outstanding	650,800	7,200,800

Net Asset Value	$28.65	$42.33

Investment in non-affiliated securities at cost	$18,644,625	$298,071,790

Investment in affiliated securities at cost	$922,211	$—

Value of securities loaned	$3,907	$1,463,519

Investment in DWS ESG Liquidity Fund at cost*	$—	$116,755

Investment in DWS Government Money Market Series at cost*	$286,200	$5,900,388

Investment in DWS Government & Agency Securities Portfolio at cost**	$4,016	$910,610

Non-cash collateral for securities on loan	$—	$772,783

Foreign currency at cost	$9,925	$414,781

* Includes collateral held for forward foreign currency contracts	$—	$4,758,466

** Represents collateral on securities loaned.

See Notes to Financial Statements.	83

DBX ETF Trust

Statements of Operations

For the Six Months Ended November 30, 2019 (Unaudited)

	Xtrackers MSCI All World ex US Hedged Equity ETF	Xtrackers MSCI Emerging Markets Hedged Equity ETF	Xtrackers MSCI Europe Hedged Equity ETF	Xtrackers MSCI Eurozone Hedged Equity ETF
Investment Income
Unaffiliated dividend income*	$1,218,122	$1,795,590	$8,782,993	$169,953
Income distributions from affiliated funds	21,464	14,771	144,995	6,642
Affiliated securities lending income	11,877	8,180	137,919	6,114
Unaffiliated non-cash dividend income	190,832	707,448	—	20,081
Unaffiliated securities lending income, net of borrower rebates	1,645	3,368	—	3,700

Total investment income	1,443,940	2,529,357	9,065,907	206,490

Expenses
Investment advisory fees	203,563	357,975	1,950,465	61,013
Other expenses	6,231	7,102	55,075	2,430

Total expenses	209,794	365,077	2,005,540	63,443

Less fees waived (see note 3):
Waiver	(833)	(575)	(4,790)	(243)

Net expenses	208,961	364,502	2,000,750	63,200

Net investment income (loss)	1,234,979	2,164,855	7,065,157	143,290

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments**	(721,005)	(143,360)	(11,833,239)	(293,859)
Investments in affiliates	—	—	(147,586)	—
In-kind redemptions	—	635,913	9,195,695	1,104,939
In-kind redemptions in affiliates	—	—	4,124	(33,816)
Futures contracts	64,721	(93,365)	1,761,720	48,743
Foreign currency transactions	17,310	(35,584)	(195,250)	(4,106)
Forward foreign currency contracts	186,615	(292,655)	11,330,372	527,415

Net realized gain (loss)	(452,359)	70,949	10,115,836	1,349,316
Net change in unrealized appreciation (depreciation) on:
Investments***	7,507,382	3,331,162	69,085,628	1,787,820
Investments in affiliates	3,871	—	211,531	40,414
Futures contracts	124,184	67,095	263,647	42,650
Foreign currency translations	25,655	(1,557)	56,734	(2,945)
Forward foreign currency contracts	782,138	88,885	1,415,644	148,056

Net change in unrealized appreciation (depreciation)	8,443,230	3,485,585	71,033,184	2,015,995

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	7,990,871	3,556,534	81,149,020	3,365,311

Net Increase (Decrease) in Net Assets Resulting from Operations	$9,225,850	$5,721,389	$88,214,177	$3,508,601

* Unaffiliated foreign tax withheld	$131,769	$235,305	$614,384	$30,561
** Net of foreign taxes	$368	$—	$—	$—
*** Net of change in deferred foreign taxes	$4,622	$(93,989)	$—	$—

See Notes to Financial Statements.	84

DBX ETF Trust

Statements of Operations (Continued)

For the Six Months Ended November 30, 2019 (Unaudited)

	Xtrackers MSCI Germany Hedged Equity ETF	Xtrackers MSCI Japan Hedged Equity ETF
Investment Income
Unaffiliated dividend income*	$22,694	$3,911,330
Income distributions from affiliated funds	3,495	64,153
Affiliated securities lending income	57	18,674
Unaffiliated securities lending income, net of borrower rebates	—	5,644

Total investment income	26,246	3,999,801

Expenses
Investment advisory fees	45,667	840,920
Other expenses	305	18,203

Total expenses	45,972	859,123

Less fees waived (see note 3):
Waiver	(128)	(2,423)

Net expenses	45,844	856,700

Net investment income (loss)	(19,598)	3,143,101

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(484,520)	(1,713,160)
Investments in affiliates	(67,137)	—
In-kind redemptions	88,413	(294,264)
In-kind redemptions in affiliates	(165,227)	—
Futures contracts	19,888	226,491
Foreign currency transactions	828	348,580
Forward foreign currency contracts	421,391	(10,094,589)

Net realized gain (loss)	(186,364)	(11,526,942)
Net change in unrealized appreciation (depreciation) on:
Investments	2,339,928	41,146,269
Investments in affiliates	254,551	26
Futures contracts	34,954	887,392
Foreign currency translations	(5,848)	(386,577)
Forward foreign currency contracts	118,869	16,829,186

Net change in unrealized appreciation (depreciation)	2,742,454	58,476,296

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	2,556,090	46,949,354

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,536,492	$50,092,455

* Unaffiliated foreign tax withheld	$2,897	$434,944

See Notes to Financial Statements.	85

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers MSCI All World ex US Hedged Equity ETF		Xtrackers MSCI Emerging Markets Hedged Equity ETF
	For the Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	For the Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,234,979	$2,954,717	$2,164,855	$3,039,387
Net realized gain (loss)	(452,359)	9,965,487	70,949	12,289,264
Net change in net unrealized appreciation (depreciation)	8,443,230	(15,964,037)	3,485,585	(25,515,305)

Net increase (decrease) in net assets resulting from operations	9,225,850	(3,043,833)	5,721,389	(10,186,654)

Distributions to Shareholders	(1,641,098)	(2,871,618)	(931,213)	(3,308,776)

Fund Shares Transactions
Proceeds from shares sold	—	13,773,648	2,347,961	2,222,874
Value of shares redeemed	—	(36,854,026)	(8,777,119)	(71,261,537)

Net increase (decrease) in net assets resulting from fund share transactions	—	(23,080,378)	(6,429,158)	(69,038,663)

Total net increase (decrease) in Net Assets	7,584,752	(28,995,829)	(1,638,982)	(82,534,093)

Net Assets
Beginning of period	98,458,681	127,454,510	112,337,408	194,871,501

End of period	$106,043,433	$98,458,681	$110,698,426	$112,337,408

Changes in Shares Outstanding
Shares outstanding, beginning of period	3,700,001	4,600,001	5,150,800	8,150,800
Shares sold	—	500,000	100,000	100,000
Shares redeemed	—	(1,400,000)	(400,000)	(3,100,000)

Shares outstanding, end of period	3,700,001	3,700,001	4,850,800	5,150,800

See Notes to Financial Statements.	86

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI Europe Hedged Equity ETF		Xtrackers MSCI Eurozone Hedged Equity ETF
	For the Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	For the Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$7,065,157	$28,225,910	$143,290	$901,991
Net realized gain (loss)	10,115,836	118,798,682	1,349,316	4,606,762
Net change in net unrealized appreciation (depreciation)	71,033,184	(138,127,594)	2,015,995	(6,378,806)

Net increase (decrease) in net assets resulting from operations	88,214,177	8,896,998	3,508,601	(870,053)

Distributions to Shareholders	(18,616,200)	(41,023,718)	(746,738)	(915,112)

Fund Shares Transactions
Proceeds from shares sold	93,073,932	113,864,798	—	—
Value of shares redeemed	(74,498,608)	(775,486,486)	(9,320,761)	(8,639,289)

Net increase (decrease) in net assets resulting from fund share transactions	18,575,324	(661,621,688)	(9,320,761)	(8,639,289)

Total net increase (decrease) in Net Assets	88,173,301	(693,748,408)	(6,558,898)	(10,424,454)

Net Assets
Beginning of period	849,423,463	1,543,171,871	31,287,104	41,711,558

End of period	$937,596,764	$849,423,463	$24,728,206	$31,287,104

Changes in Shares Outstanding
Shares outstanding, beginning of period	30,000,001	53,750,001	1,050,001	1,350,001
Shares sold	3,100,000	4,000,000	—	—
Shares redeemed	(2,600,000)	(27,750,000)	(300,000)	(300,000)

Shares outstanding, end of period	30,500,001	30,000,001	750,001	1,050,001

See Notes to Financial Statements.	87

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI Germany Hedged Equity ETF		Xtrackers MSCI Japan Hedged Equity ETF
	For the Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	For the Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$(19,598)	$557,637	$3,143,101	$12,926,499
Net realized gain (loss)	(186,364)	2,745,810	(11,526,942)	57,226,949
Net change in net unrealized appreciation (depreciation)	2,742,454	(5,431,377)	58,476,296	(142,660,983)

Net increase (decrease) in net assets resulting from operations	2,536,492	(2,127,930)	50,092,455	(72,507,535)

Distributions to Shareholders	(531,778)	(859,921)	(11,391,476)	(35,027,849)

Fund Shares Transactions
Proceeds from shares sold	—	—	—	89,826,392
Value of shares redeemed	(6,570,893)	(10,125,607)	(147,504,587)	(721,905,897)

Net increase (decrease) in net assets resulting from fund share transactions	(6,570,893)	(10,125,607)	(147,504,587)	(632,079,505)

Total net increase (decrease) in Net Assets	(4,566,179)	(13,113,458)	(108,803,608)	(739,614,889)

Net Assets
Beginning of period	23,211,437	36,324,895	413,639,058	1,153,253,947

End of period	$18,645,258	$23,211,437	$304,835,450	$413,639,058

Changes in Shares Outstanding
Shares outstanding, beginning of period	900,800	1,300,800	10,900,800	26,850,800
Shares sold	—	—	—	2,200,000
Shares redeemed	(250,000)	(400,000)	(3,700,000)	(18,150,000)

Shares outstanding, end of period	650,800	900,800	7,200,800	10,900,800

See Notes to Financial Statements.	88

DBX ETF Trust

Financial Highlights

Xtrackers MSCI All World ex US Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2019 (Unaudited)		Years Ended May 31,
			2019		2018	2017	2016	2015
Net Asset Value, beginning of period	$26.61		$27.71		$26.20	$22.62	$26.87	$25.61

Income (loss) from investment operations:
Net investment income (loss)(a)	0.33		0.73		0.67	0.64	0.64	0.96
Net realized and unrealized gain (loss)	2.16		(1.12)		1.51	3.42	(3.57)	2.16

Total from investment operations	2.49		(0.39)		2.18	4.06	(2.93)	3.12

Less distributions from:
Net investment income	(0.44)		(0.71)		(0.67)	(0.48)	(0.86)	(1.82)
Net realized gains	—		—		—	—	(0.46)	(0.04)

Total distributions	(0.44)		(0.71)		(0.67)	(0.48)	(1.32)	(1.86)

Net Asset Value, end of period	$28.66		$26.61		$27.71	$26.20	$22.62	$26.87

Total Return (%)	9.45	**(b)	(1.30	)(b)	8.43	18.30	(11.17)	13.01

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	106		98		127	105	68	47
Ratio of expenses before fee waiver (%)	0.41	*	0.41		0.40	0.40	0.40	0.40
Ratio of expenses after fee waiver (%)	0.41	*	0.41		0.40	0.40	0.40	0.40
Ratio of net investment income (loss) (%)	2.43	*	2.74		2.46	2.67	2.76	3.70
Portfolio turnover rate (%)(c)	5	**	13		11	15	24	24

Xtrackers MSCI Emerging Markets Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2019 (Unaudited)		Years Ended May 31,
			2019		2018	2017	2016	2015
Net Asset Value, beginning of period	$21.81		$23.91		$21.47	$18.62	$22.43	$21.74

Income (loss) from investment operations:
Net investment income (loss)(a)	0.44		0.52		0.41	0.35	0.43	0.36
Net realized and unrealized gain (loss)	0.75		(2.02)		2.39	2.81	(3.60)	0.77

Total from investment operations	1.19		(1.50)		2.80	3.16	(3.17)	1.13

Less distributions from:
Net investment income	(0.18)		(0.60)		(0.36)	(0.31)	(0.64)	(0.44)

Total distributions	(0.18)		(0.60)		(0.36)	(0.31)	(0.64)	(0.44)

Net Asset Value, end of period	$22.82		$21.81		$23.91	$21.47	$18.62	$22.43

Total Return (%)	5.47	**(b)	(6.18	)(b)	13.09	17.19	(14.32)	5.35

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	111		112		195	188	130	245
Ratio of expenses before fee waiver (%)	0.66	*	0.66		0.65	0.65	0.65	0.65
Ratio of expenses after fee waiver (%)	0.66	*	0.66		0.65	0.65	0.65	0.65
Ratio of net investment income (loss) (%)	3.93	*	2.29		1.74	1.74	2.20	1.64
Portfolio turnover rate (%)(c)	9	**	13		15	43	32	58

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	89

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI Europe Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2019 (Unaudited)		Years Ended May 31,
			2019		2018	2017	2016	2015
Net Asset Value, beginning of period	$28.31		$28.71		$28.29	$25.65	$29.47	$27.75

Income (loss) from investment operations:
Net investment income (loss)(b)	0.24		0.75		0.68	0.76	0.79	1.33
Net realized and unrealized gain (loss)	2.81		(0.26)		0.39	4.40	(3.19)	1.54

Total from investment operations	3.05		0.49		1.07	5.16	(2.40)	2.87

Less distributions from:
Net investment income	(0.62)		(0.89)		(0.65)	(0.85)	(1.28)	(1.15)
Net realized gains	—		—		—	(1.67)	(0.14)	(0.00	)(c)

Total distributions	(0.62)		(0.89)		(0.65)	(2.52)	(1.42)	(1.15)

Net Asset Value, end of period	$30.74		$28.31		$28.71	$28.29	$25.65	$29.47

Total Return (%)	10.90	**(d)	1.88	(d)	3.82	21.77	(8.46)	10.88

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	938		849		1,543	2,747	3,310	2,668
Ratio of expenses before fee waiver (%)	0.46	*	0.47		0.45	0.45	0.45	0.45
Ratio of expenses after fee waiver (%)	0.46	*	0.47		0.45	0.45	0.45	0.45
Ratio of net investment income (loss) (%)	1.63	*	2.67		2.41	2.95	3.08	4.74
Portfolio turnover rate (%)(e)	6	**	7		11	17	18	13

Xtrackers MSCI Eurozone Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2019 (Unaudited)		Years Ended May 31,					Period Ended 5/31/2015(a)
			2019		2018	2017	2016
Net Asset Value, beginning of period	$29.80		$30.90		$30.29	$25.64	$29.30	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.16		0.71		0.62	0.73	0.78	0.81
Net realized and unrealized gain (loss)	3.80		(1.13)		0.63	4.84	(3.15)	3.49

Total from investment operations	3.96		(0.42)		1.25	5.57	(2.37)	4.30

Less distributions from:
Net investment income	(0.79)		(0.68)		(0.64)	(0.92)	(1.29)	—

Total distributions	(0.79)		(0.68)		(0.64)	(0.92)	(1.29)	—

Net Asset Value, end of period	$32.97		$29.80		$30.90	$30.29	$25.64	$29.30

Total Return (%)	13.48	**(d)	(1.34	)(d)	4.19	22.56	(8.45)	17.20	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	25		31		42	65	83	22
Ratio of expenses before fee waiver (%)	0.47	*	0.47		0.45	0.45	0.45	0.45	*
Ratio of expenses after fee waiver (%)	0.47	*	0.47		0.45	0.45	0.45	0.45	*
Ratio of net investment income (loss) (%)	1.06	*	2.42		2.05	2.76	3.11	6.04	*
Portfolio turnover rate (%)(e)	7	**	5		14	16	22	8	**

(a)	For the period December 10, 2014 (commencement of operations) through May 31, 2015.
(b)	Based on average shares outstanding during the period.
(c)	Amount represents less than $0.005.
(d)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	90

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI Germany Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2019 (Unaudited)		Years Ended May 31,
			2019		2018	2017	2016	2015
Net Asset Value, beginning of period	$25.77		$27.93		$27.87	$23.40	$27.34	$26.51

Income (loss) from investment operations:
Net investment income (loss)(a)	(0.03)		0.53		0.57	0.40	0.33	1.38
Net realized and unrealized gain (loss)	3.50		(2.02)		(0.09)	4.78	(2.93)	1.93

Total from investment operations	3.47		(1.49)		0.48	5.18	(2.60)	3.31

Less distributions from:
Net investment income	(0.59)		(0.67)		(0.42)	(0.71)	(1.34)	(2.48)

Total distributions	(0.59)		(0.67)		(0.42)	(0.71)	(1.34)	(2.48)

Net Asset Value, end of period	$28.65		$25.77		$27.93	$27.87	$23.40	$27.34

Total Return (%)	13.65	**(b)	(5.48	)(b)	1.73	22.93	(9.99)	13.92

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	19		23		36	66	110	234
Ratio of expenses before fee waiver (%)	0.45	*	0.46		0.45	0.45	0.45	0.45
Ratio of expenses after fee waiver (%)	0.45	*	0.46		0.45	0.45	0.45	0.45
Ratio of net investment income (loss) (%)	(0.19	)*	2.03		2.04	1.63	1.37	5.14
Portfolio turnover rate (%)(c)	7	**	11		17	12	16	20

Xtrackers MSCI Japan Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2019 (Unaudited)		Years Ended May 31,
			2019		2018	2017	2016	2015
Net Asset Value, beginning of period	$37.95		$42.95		$38.65	$34.32	$44.54	$35.43

Income (loss) from investment operations:
Net investment income (loss)(a)	0.33		0.64		0.52	0.53	0.48	0.52
Net realized and unrealized gain (loss)	5.14		(4.24)		4.69	4.22	(8.44)	12.49

Total from investment operations	5.47		(3.60)		5.21	4.75	(7.96)	13.01

Less distributions from:
Net investment income	(1.09)		(1.40)		(0.91)	(0.42)	(1.39)	(3.90)
Net realized gains	—		—		—	—	(0.87)	—

Total distributions	(1.09)		(1.40)		(0.91)	(0.42)	(2.26)	(3.90)

Net Asset Value, end of period	$42.33		$37.95		$42.95	$38.65	$34.32	$44.54

Total Return (%)	14.74	**(b)	(8.59	)(b)	13.74	14.08	(18.65)	39.00

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	305		414		1,153	1,780	1,026	1,263
Ratio of expenses before fee waiver (%)	0.46	*	0.47		0.46	0.45	0.45	0.45
Ratio of expenses after fee waiver (%)	0.46	*	0.47		0.46	0.45	0.45	0.45
Ratio of net investment income (loss) (%)	1.68	*	1.55		1.24	1.50	1.29	1.32
Portfolio turnover rate (%)(c)	6	**	15		12	22	15	14

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	91

DBX ETF Trust

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of November 30, 2019, the Trust consists of thirty-three investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers MSCI All World ex US Hedged Equity ETF
Xtrackers MSCI Emerging Markets Hedged Equity ETF
Xtrackers MSCI Europe Hedged Equity ETF
Xtrackers MSCI Eurozone Hedged Equity ETF
Xtrackers MSCI Germany Hedged Equity ETF
Xtrackers MSCI Japan Hedged Equity ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group Gmbh & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers MSCI All World ex US Hedged Equity ETF	MSCI ACWI ex USA US Dollar Hedged Index
Xtrackers MSCI Emerging Markets Hedged Equity ETF	MSCI EM US Dollar Hedged Index
Xtrackers MSCI Europe Hedged Equity ETF	MSCI Europe US Dollar Hedged Index
Xtrackers MSCI Eurozone Hedged Equity ETF	MSCI EMU IMI US Dollar Hedged Index
Xtrackers MSCI Germany Hedged Equity ETF	MSCI Germany US Dollar Hedged Index
Xtrackers MSCI Japan Hedged Equity ETF	MSCI Japan US Dollar Hedged Index

The MSCI ACWI ex USA US Dollar Hedged Index is designed to provide exposure to equity securities in developed and emerging stock markets (excluding the United States), while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected non-U.S. currencies.

The MSCI EM US Dollar Hedged Index is designed to provide exposure to equity securities in the global emerging markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected emerging market currencies.

The MSCI Europe US Dollar Hedged Index is designed to provide exposure to equity securities in developed stock markets in Europe, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected non-U.S. currencies.

The MSCI EMU IMI US Dollar Hedged Index is designed to provide exposure to equity securities from countries in the European Monetary Union, while mitigating exposure to fluctuations between the value of the U.S. dollar and the euro.

The MSCI Germany US Dollar Hedged Index is designed to provide exposure to German equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and the euro.

The MSCI Japan US Dollar Hedged Index is designed to provide exposure to Japanese equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and Japanese yen.

92

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

The MSCI Hedged Underlying Indices are rebalanced monthly on the last trading day of the month, when the index will take into account the effect of rolling into new 1-month forward contracts based on the newly determined weights of currency to be sold for the next month’s index calculation. The currency weights are determined as of the close of two business days before the first calendar day of the following month and remain constant intra month. This means that no changes in the weights are made during the month to account for changes in the indexes due to price movement of securities, corporate events, additions, deletions or any other changes. The daily calculation of MSCI Hedged Indices marks to market the one-month forward contracts on a daily basis by using an equal and offsetting forward position.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund, except Xtrackers MSCI Germany Hedged Equity ETF, is diversified. Xtrackers MSCI Germany Hedged Equity ETF is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies. In addition, each Fund may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

93

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on the accrual basis.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors semi-annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

94

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended November 30, 2019, the Funds did not incur any interest or penalties.

At May 31, 2019, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers MSCI All World ex US Hedged Equity ETF	$—	$298,214	$298,214
Xtrackers MSCI Emerging Markets Hedged Equity ETF	10,728,895	8,821,362	19,550,257
Xtrackers MSCI Europe Hedged Equity ETF	—	87,994,169	87,994,169
Xtrackers MSCI Eurozone Hedged Equity ETF	153,945	1,612,237	1,766,182
Xtrackers MSCI Germany Hedged Equity ETF	1,663,914	5,102,843	6,766,757
Xtrackers MSCI Japan Hedged Equity ETF	73,348,721	95,471,260	168,819,981

As of May 31, 2019, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers MSCI All World ex US Hedged Equity ETF	$100,650,715	$(1,944,029)	$9,934,404	$(11,878,433)
Xtrackers MSCI Emerging Markets Hedged Equity ETF	104,247,681	8,316,152	21,784,355	(13,468,203)
Xtrackers MSCI Europe Hedged Equity ETF	978,395,279	(94,926,057)	59,849,464	(154,775,521)
Xtrackers MSCI Eurozone Hedged Equity ETF	34,338,303	(1,316,273)	3,734,078	(5,050,351)
Xtrackers MSCI Germany Hedged Equity ETF	27,394,787	(4,255,280)	2,459,629	(6,714,909)
Xtrackers MSCI Japan Hedged Equity ETF	459,390,758	(50,261,543)	22,967,857	(73,229,400)

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Foreign taxes payable as of November 30, 2019, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

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Securities Lending    The Funds may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended November 30, 2019, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.12% annualized effective rate as of November 30, 2019) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of November 30, 2019, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of November 30, 2019

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Xtrackers MSCI All World ex US Hedged Equity ETF
Common Stocks	$1,323,973	$2,754	$2,593	$346,703	$1,676,023

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$1,676,023

Xtrackers MSCI Emerging Markets Hedged Equity ETF
Common Stocks	$993,248	$8,851	$2,641	$603,935	$1,608,675

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$1,608,675

Xtrackers MSCI Europe Hedged Equity ETF
Common Stocks	$12,681,557	$—	$—	$87	$12,681,644

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$12,681,644

Xtrackers MSCI Eurozone Hedged Equity ETF
Common Stocks	$652,598	$—	$378	$27,181	$680,157

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$680,157

Xtrackers MSCI Germany Hedged Equity ETF
Exchange-Traded Funds	$4,016	$—	$—	$—	$4,016

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$4,016

Xtrackers MSCI Japan Hedged Equity ETF
Common Stocks	$910,610	$—	$9,002	$763,781	$1,683,393

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$1,683,393

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Derivatives

Forward Foreign Currency Contracts    Each Fund may enter into forward foreign currency contracts (“forward currency contracts”) designed to offset the Fund’s exposure to non-U.S. currencies. In addition, the Funds may enter into forward currency contracts and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders.

A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. For the period ended November 30, 2019, The Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF and Xtrackers MSCI Eurozone Hedged Equity ETF invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. Similarly, the Xtrackers MSCI Germany Hedged Equity ETF and Xtrackers MSCI Japan Hedged Equity ETF each invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against the euro and the Japanese yen, respectively.

The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency contracts. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

A summary of the open forward currency contracts as of November 30, 2019 is included in a table following the Funds’ Schedule of Investments. The investment in forward currency contracts short vs. U.S. dollars had a contract value generally indicative of a range of the total exposure the respective Fund had to the value of non U.S currencies during the period ended November 30, 2019.

Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended November 30, 2019, Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF, Xtrackers MSCI Europe Hedged Equity ETF, Xtrackers MSCI Eurozone Hedged Equity ETF, Xtrackers MSCI Germany Hedged Equity ETF and Xtrackers MSCI Japan Hedged Equity ETF utilized futures in order to simulate investments in the Funds’ Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of November 30, 2019 is included in a table following the Funds’ Schedule of Investments.

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The following tables summarize the value of the Funds’ derivative instruments held as of November 30, 2019 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers MSCI All World ex US Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$60,888	Unrealized depreciation on futures contracts*	$—

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1,180,481	Unrealized depreciation on forward foreign currency contracts	125,296

	Total	$1,241,369	Total	$125,296

Xtrackers MSCI Emerging Markets Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$28,970	Unrealized depreciation on futures contracts*	$—

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1,145,224	Unrealized depreciation on forward foreign currency contracts	318,195

	Total	$1,174,194	Total	$318,195

Xtrackers MSCI Europe Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$236,247	Unrealized depreciation on futures contracts*	$12,393

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	9,519,994	Unrealized depreciation on forward foreign currency contracts	518,565

	Total	$9,756,241	Total	$530,958

Xtrackers MSCI Eurozone Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$28,776	Unrealized depreciation on futures contracts*	$—

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	341,553	Unrealized depreciation on forward foreign currency contracts	12,556

	Total	$370,329	Total	$12,556

Xtrackers MSCI Germany Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$24,830	Unrealized depreciation on futures contracts*	$—

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	260,105	Unrealized depreciation on forward foreign currency contracts	9,556

	Total	$284,935	Total	$9,556

Xtrackers MSCI Japan Hedged Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$366,205	Unrealized depreciation on futures contracts*	$—

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	4,894,106	Unrealized depreciation on forward foreign currency contracts	380,420

	Total	$5,260,311		$380,420

*

Includes cumulative appreciation or cumulative depreciation on futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

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Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended November 30, 2019 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

	Futures Contracts — Equity Contracts	Forward Foreign Currency Contracts — Foreign Exchange Contracts	Total
Xtrackers MSCI All World ex US Hedged Equity ETF	$64,722	$186,615	$251,337
Xtrackers MSCI Emerging Markets Hedged Equity ETF	(93,365)	(292,655)	(386,020)
Xtrackers MSCI Europe Hedged Equity ETF	1,761,720	11,330,372	13,092,092
Xtrackers MSCI Eurozone Hedged Equity ETF	48,743	527,415	576,158
Xtrackers MSCI Germany Hedged Equity ETF	19,888	421,391	441,279
Xtrackers MSCI Japan Hedged Equity ETF	226,491	(10,094,589)	(9,868,098)

Net Change in Unrealized Appreciation (Depreciation) on:

	Futures Contracts — Equity Contracts	Forward Foreign Currency Contracts — Foreign Exchange Contracts	Total
Xtrackers MSCI All World ex US Hedged Equity ETF	$124,184	$782,138	$906,322
Xtrackers MSCI Emerging Markets Hedged Equity ETF	67,095	88,885	155,980
Xtrackers MSCI Europe Hedged Equity ETF	263,647	1,415,644	1,679,291
Xtrackers MSCI Eurozone Hedged Equity ETF	42,650	148,056	190,706
Xtrackers MSCI Germany Hedged Equity ETF	34,954	118,869	153,823
Xtrackers MSCI Japan Hedged Equity ETF	887,392	16,829,186	17,716,578

For the period ended November 30, 2019 the average monthly volume of derivatives was as follows:

	Futures Contracts (Contract Value)	Forward Foreign Currency Contracts (Contract Value)
Xtrackers MSCI All World ex US Hedged Equity ETF	$2,809,553	$(98,377,461)
Xtrackers MSCI Emerging Markets Hedged Equity ETF	2,465,306	(99,574,025)
Xtrackers MSCI Europe Hedged Equity ETF	19,795,059	(848,258,173)
Xtrackers MSCI Eurozone Hedged Equity ETF	724,107	(26,116,161)
Xtrackers MSCI Germany Hedged Equity ETF	411,505	(19,817,834)
Xtrackers MSCI Japan Hedged Equity ETF	8,469,209	(362,543,080)

As of November 30, 2019, the Funds have transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Funds may have collateral agreements with certain counterparties to mitigate risk. Interest expense from collateral received, if any, is included in Other expenses on the Statements of Operations. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to

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netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received(a)	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivatives Liabilities
Xtrackers MSCI All World ex US Hedged Equity ETF
Citigroup Global Markets	$137,874	$(16,980)	$—	$120,894	$16,980	$(16,980)	$—	$—
JP Morgan & Chase Co.	524,876	(46,221)	478,655	—	46,221	(46,221)	—	—
Morgan Stanley Capital	318,768	(44,712)	50,000	224,056	44,712	(44,712)	—	—
RBC Capital Markets	198,963	(17,383)	181,580	—	17,383	(17,383)	—	—

	$1,180,481	$(125,296)	$710,235	$344,950	$125,296	$(125,296)	$—	$—

Xtrackers MSCI Emerging Markets Hedged Equity ETF
Citigroup Global Markets	$266,146	$(43,185)	$—	$222,961	$43,185	$(43,185)	$—	$—
JP Morgan & Chase Co.	280,694	(172,227)	—	108,467	172,227	(172,227)	—	—
Morgan Stanley Capital	521,805	(24,670)	300,000	197,135	24,670	(24,670)	—	—
RBC Capital Markets	76,579	(76,579)	—	—	78,113	(76,579)	—	1,534

	$1,145,224	$(316,661)	$300,000	$528,563	$318,195	$(316,661)	$—	$1,534

Xtrackers MSCI Europe Hedged Equity ETF
Citigroup Global Markets	$171,908	$(35,348)	$136,560	$—	$35,348	$(35,348)	$—	$—
JP Morgan & Chase Co.	2,713,246	(154,434)	2,558,812	—	154,434	(154,434)	—	—
Morgan Stanley Capital	1,684,271	(17,556)	1,666,715	—	17,556	(17,556)	—	—
RBC Capital Markets	4,950,569	(311,227)	4,639,342	—	311,227	(311,227)	—	—

	$9,519,994	$(518,565)	$9,001,429	$—	$518,565	$(518,565)	$—	$—

Xtrackers MSCI Eurozone Hedged Equity ETF
Citigroup Global Markets	$8,061	$(289)	$—	$7,772	$289	$(289)	$—	$—
JP Morgan & Chase Co.	241,519	(8,894)	232,625	—	8,894	(8,894)	—	—
Morgan Stanley Capital	88,755	—	—	88,755	—	—	—	—
RBC Capital Markets	3,218	(3,218)	—	—	3,373	(3,218)	—	155

	$341,553	$(12,401)	$232,625	$96,527	$12,556	$(12,401)	$—	$155

Xtrackers MSCI Germany Hedged Equity ETF
Citigroup Global Markets	$93,722	$(3,466)	$—	$90,256	$3,466	$(3,466)	$—	$—
JP Morgan & Chase Co.	16,480	(599)	—	15,881	599	(599)	—	—
RBC Capital Markets	149,903	(5,491)	—	144,412	5,491	(5,491)	—	—

	$260,105	$(9,556)	$—	$250,549	$9,556	$(9,556)	$—	$—

Xtrackers MSCI Japan Hedged Equity ETF
Citigroup Global Markets	$334,684	$(75,713)	$258,971	$—	$75,713	$(75,713)	$—	$—
JP Morgan & Chase Co.	2,063,953	(210,437)	1,853,516	—	210,437	(210,437)	—	—
Morgan Stanley Capital	909,893	—	909,893	—	—	—	—	—
RBC Capital Markets	1,585,576	(94,270)	1,491,306	—	94,270	(94,270)	—	—

	$4,894,106	$(380,420)	$4,513,686	$—	$380,420	$(380,420)	$—	$—

(a)	The actual collateral received may be more than the amount shown.

Affiliated Cash Management Vehicles    The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may

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invest. DWS Government Money Market Series seeks to maintain a stable NAV, and DWS ESG Liquidity Fund maintains a floating NAV. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary management fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor was entitled to receive a unitary management fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Management Fee
Xtrackers MSCI All World ex US Hedged Equity ETF	0.40%
Xtrackers MSCI Emerging Markets Hedged Equity ETF	0.65%
Xtrackers MSCI Europe Hedged Equity ETF	0.45%
Xtrackers MSCI Eurozone Hedged Equity ETF	0.45%
Xtrackers MSCI Germany Hedged Equity ETF	0.45%
Xtrackers MSCI Japan Hedged Equity ETF	0.45%

The Advisor for the funds below has contractually agreed to waive a portion of its management fees in an amount equal to the acquired fund’s fees and expenses attributable to the Fund’s investments in affiliated cash management vehicles. For the period ended November 30, 2019, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers MSCI All World ex US Hedged Equity ETF	$833
Xtrackers MSCI Emerging Markets Hedged Equity ETF	575
Xtrackers MSCI Europe Hedged Equity ETF	4,790
Xtrackers MSCI Eurozone Hedged Equity ETF	243
Xtrackers MSCI Germany Hedged Equity ETF	128
Xtrackers MSCI Japan Hedged Equity ETF	2,423

Out of the unitary management fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

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4. Investment Portfolio Transactions

For the period ended November 30, 2019, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers MSCI All World ex US Hedged Equity ETF	$4,730,588	$4,827,332
Xtrackers MSCI Emerging Markets Hedged Equity ETF	9,748,218	13,000,318
Xtrackers MSCI Europe Hedged Equity ETF	54,979,892	66,384,300
Xtrackers MSCI Eurozone Hedged Equity ETF	1,887,051	1,854,010
Xtrackers MSCI Germany Hedged Equity ETF	1,467,308	1,670,602
Xtrackers MSCI Japan Hedged Equity ETF	22,091,455	29,527,848

For the period ended November 30, 2019, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers MSCI Emerging Markets Hedged Equity ETF	$634,385	$4,466,100
Xtrackers MSCI Europe Hedged Equity ETF	91,689,776	72,783,081
Xtrackers MSCI Eurozone Hedged Equity ETF	—	9,123,240
Xtrackers MSCI Germany Hedged Equity ETF	—	6,389,941
Xtrackers MSCI Japan Hedged Equity ETF	—	143,941,149

5. Fund Share Transactions

As of November 30, 2019, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Investing in Emerging Markets

The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

7. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers MSCI All World ex US Hedged Equity ETF, Xtrackers MSCI Emerging Markets Hedged Equity ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Funds’ status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. Each Fund may borrow up to the lesser of a pro-rata share of the credit facility at the amount listed below or 33 percent of its net assets as permitted by the Act. The Funds had no outstanding loans at November 30, 2019.

Pro-rata Share
Xtrackers MSCI All World ex US Hedged Equity ETF	$9,450,000
Xtrackers MSCI Emerging Markets Hedged Equity ETF	14,700,000

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Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at 855-329-3837.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q or Form N-PORT (available for filings after March 31, 2019). Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount/Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca or Cboe, as applicable, at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

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Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax advisor, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.Xtrackers.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

104

DBX ETF Trust

This report is intended for the shareholders of DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in U.S companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The Funds’ use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. DBGR is currently non-diversified and can take larger positions in fewer issues, increasing each Fund’s potential risk. Performance of the Funds may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in these Funds should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Funds. Please read the prospectus for more information.

In June 2016, the United Kingdom approved a referendum to leave the EU, and in March 2017, the United Kingdom initiated its withdrawal from the EU. Significant uncertainty exists regarding the timing of the United Kingdom’s anticipated withdrawal from the EU and the effects such withdrawal will have on the United Kingdom’s economy and on markets in the United Kingdom and throughout the world.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

The Funds or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by MSCI, and MSCI bears no liability with respect to any such Funds or securities or any index on which such Funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX Advisors LLC and any related funds.

Copyright © 2020 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 875 Third Avenue New York, NY 1002	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1000 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-049077-4 (1/20) DBX004202 (1/21)

November 30, 2019

Semi-Annual Report

DBX ETF Trust

Xtrackers MSCI EAFE Hedged Equity ETF (DBEF)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this semi-annual report for our Xtrackers MSCI EAFE Hedged Equity ETF for the period ended November 30, 2019.

The global economy faced headwinds as the economic volatility has increased with trade tension and political instability across the globe intensifying. However, despite this turbulence, the U.S. economy has shown great resilience. The U.S. unemployment rate fell to the lowest level since decades, although partially offset by a retracement in the consumer confidence index. The Federal Reserve Board has cut the interest rate by 0.75% in three successive meetings to a range of 1.5-1.75% to sustain the expansion. The Eurozone slowed down as its economy suffered from persistent external headwinds, a weak manufacturing sector and cooling labor markets. The emerging markets have suffered due to the slump in the global trade and low manufacturing output, and a stronger dollar added to the adversities.

The Eurozone was affected by persistent global risks due to trade tensions and political uncertainties, especially Brexit1. However, market sentiment towards the Eurozone economy started to turn positive by the end of the reporting period with the industrial output posting an unexpected gain and Germany surprisingly avoiding a technical recession. The unemployment rates inched downward and retail sales picked up because of higher wage growth and government spending. The European Central Bank still decided to cut the interest rates, pushing them further into negative territory, and restart the asset purchase programme to counter the effects of protracted weakness in the region and muted inflation. The U.K. economy is facing multi-year low inflation led by a slowdown in the real estate sector, subdued fixed investments and inventory drawdowns following Brexit uncertainty. However, favorable unemployment rates and increased consumption provided the required stability. Spain’s economy remained stagnant with consumption and government spending inching upward towards the end of the period. The recent election produced a fragmented parliament that is making it difficult for the winning party to gain majority and form the government.

The Japanese economy slowed as private consumption, government consumption and fixed investment growth moderated. Trade tensions between South Korea and Japan have also risen, which is of second-order importance relative to the China/U.S. situation. As a consequence of this, the Bank of Japan kept its monetary policy steady but gave an accommodative guidance despite its interest rates being already in negative territory. The pinch of trade war hit the Chinese economy hard, with GDP2 growth sliding to a three-decade low, worsening the business climate. The Australian economy continued to grow supported by government spending; however, the rate of growth remains well below the long run average. The Bank of Australia has left the interest rates unchanged at record low levels and has guided to further ease policy if needed to support growth.

Global economic strength appears to have paved the way for a slow recovery as the leading economic indicators have stabilized. Although future growth might look tepid, a global recession is not expected. With both fiscal and monetary policies directed at tackling the looming risks around the world, a Brexit friendly conservative party likely gaining majority in the upcoming U.K. elections and the likelihood of a US-China trade deal give hope of better times in the future. However, whether markets remain relatively calm, or we do, in fact, witness some episodic volatility, our view is that retaining a diversified approach is right. It takes advantage of the relatively uncorrelated nature of excess returns and mitigates the need to try and time a particular market cycle.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1 Brexit is a combination of the words “Britain” and “Exit” and describes the exit of the United Kingdom from the European Union.

2 GDP provides an economic snapshot of a country, used to estimate the size of an economy by summing he monetary value of all finished goods and services made within a country during a specific period.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

1

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI EAFE Hedged Equity ETF (DBEF)

The Xtrackers MSCI EAFE Hedged Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE US Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to track developed market performance while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2019 (12.0% of Net Assets)

Description	% of Net Assets
Nestle SA (Switzerland)	2.1%
Royal Dutch Shell PLC (Netherlands)	1.5%
Roche Holding AG (Switzerland)	1.5%
Novartis AG (Switzerland)	1.3%
Toyota Motor Corp. (Japan)	1.1%
HSBC Holdings PLC (United Kingdom)	1.0%
SAP SE (Germany)	0.9%
AstraZeneca PLC (United Kingdom)	0.9%
BP PLC (United Kingdom)	0.9%
LVMH Moet Hennessy Louis Vuitton SE (France)	0.8%

Country Diversification* as of November 30, 2019

Japan	24.9%
United Kingdom	14.5%
France	11.2%
Switzerland	9.6%
Germany	8.6%
Australia	7.0%
Netherlands	4.9%
Hong Kong	3.3%
Spain	2.8%
Sweden	2.4%
Italy	2.1%
Other	8.7%

Total	100.0%

Sector Diversification* as of November 30, 2019

Financials	18.3%
Industrials	15.1%
Health Care	12.2%
Consumer Discretionary	11.6%
Consumer Staples	11.4%
Information Technology	7.0%
Materials	7.0%
Communication Services	5.3%
Energy	4.8%
Utilities	3.7%
Real Estate	3.6%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 4

2

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. In the most resent six-month period the Fund limited these expenses; had it not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2019 to November 30, 2019).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2019	Ending Account Value November 30, 2019	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers MSCI EAFE Hedged Equity ETF
Actual	$1,000.00	$1,112.50	0.36%	$1.90
Hypothetical (5% return before expenses)	$1,000.00	$1,023.20	0.36%	$1.82

(1) Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 366.

3

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF

November 30, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 96.0%
Australia — 6.8%
AGL Energy Ltd.	223,302	$3,082,757
Alumina Ltd.	915,196	1,429,979
AMP Ltd.	1,295,731	1,713,426
APA Group (a)	415,237	3,089,530
Aristocrat Leisure Ltd.	207,288	4,755,910
ASX Ltd.	67,138	3,710,627
Aurizon Holdings Ltd.	690,164	2,698,260
AusNet Services	593,726	698,778
Australia & New Zealand Banking Group Ltd.	985,525	16,558,572
Bendigo & Adelaide Bank Ltd.	162,882	1,105,039
BHP Group Ltd.	1,013,808	26,215,832
BHP Group PLC	727,655	16,093,034
BlueScope Steel Ltd.	188,251	1,852,695
Boral Ltd.	409,668	1,424,291
Brambles Ltd.	547,509	4,647,706
Caltex Australia Ltd.	90,416	2,113,599
Challenger Ltd.	190,399	1,048,317
CIMIC Group Ltd.	31,548	717,846
Coca-Cola Amatil Ltd.	187,217	1,441,090
Cochlear Ltd.	19,727	3,122,209
Coles Group Ltd.	389,779	4,286,893
Commonwealth Bank of Australia	609,282	33,307,408
Computershare Ltd.	155,377	1,863,370
Crown Resorts Ltd.	119,772	1,045,888
CSL Ltd.	157,250	30,152,041
Dexus REIT	384,641	3,181,894
Flight Centre Travel Group Ltd.	18,961	564,695
Fortescue Metals Group Ltd.	471,503	3,103,137
Goodman Group REIT	585,232	5,866,511
GPT Group REIT	700,512	2,914,032
Harvey Norman Holdings Ltd. (b)	201,516	586,113
Incitec Pivot Ltd.	564,712	1,233,767
Insurance Australia Group Ltd.	814,130	4,344,846
Lendlease Group (a)	195,149	2,548,897
Macquarie Group Ltd.	111,406	10,402,761
Magellan Financial Group Ltd.	42,756	1,518,019
Medibank Pvt Ltd.	948,546	2,091,605
Mirvac Group REIT	1,400,774	3,193,020
National Australia Bank Ltd.	988,169	17,304,813
Newcrest Mining Ltd.	267,022	5,555,677
Oil Search Ltd.	474,833	2,389,557
Orica Ltd.	131,109	2,108,861
Origin Energy Ltd.	602,741	3,546,938
Qantas Airways Ltd.	210,288	1,038,343
QBE Insurance Group Ltd.	459,038	3,937,056
Ramsay Health Care Ltd.	54,445	2,687,605
REA Group Ltd.	19,704	1,390,888
Santos Ltd.	631,770	3,482,734
Scentre Group REIT	1,843,255	4,912,305
SEEK Ltd.	116,937	1,834,241
Sonic Healthcare Ltd.	148,421	3,023,806
South32 Ltd.	1,769,354	3,231,336
Stockland REIT	808,544	2,761,841
Suncorp Group Ltd.	440,423	3,985,931
Sydney Airport (a)	357,683	2,220,980

	Number of Shares	Value
Australia (Continued)
Tabcorp Holdings Ltd.	682,717	$2,211,973
Telstra Corp. Ltd.	1,444,139	3,770,509
TPG Telecom Ltd.	127,409	602,394
Transurban Group (a)	934,352	9,701,135
Treasury Wine Estates Ltd.	257,142	3,252,507
Vicinity Centres REIT	1,133,674	2,055,070
Washington H Soul Pattinson & Co. Ltd.	36,884	556,847
Wesfarmers Ltd.	391,383	11,216,673
Westpac Banking Corp.	1,197,742	19,864,946
WiseTech Global Ltd.	45,970	848,247
Woodside Petroleum Ltd.	323,212	7,544,598
Woolworths Group Ltd.	435,196	11,704,016
Worley Ltd.	110,022	1,116,283

		349,582,504

Austria — 0.2%
ANDRITZ AG (b)	24,292	947,393
Erste Group Bank AG*	103,406	3,702,480
OMV AG	53,809	3,067,221
Raiffeisen Bank International AG	55,046	1,292,328
Verbund AG	23,317	1,211,977
voestalpine AG	42,006	1,112,987

		11,334,386

Belgium — 1.0%
Ageas	63,884	3,834,360
Anheuser-Busch InBev SA/NV (b)	264,645	20,954,388
Colruyt SA	18,843	975,689
Galapagos NV*	14,914	2,938,642
Groupe Bruxelles Lambert SA	27,766	2,817,323
KBC Group NV (b)	85,261	6,212,669
Proximus SADP (b)	55,357	1,669,820
Solvay SA	25,536	2,925,835
Telenet Group Holding NV*	17,021	768,084
UCB SA	43,489	3,524,397
Umicore SA	69,696	2,993,046

		49,614,253

Chile — 0.0%
Antofagasta PLC	135,221	1,518,029

China — 0.1%
BeiGene Ltd., ADR*(b)	12,610	2,563,487
Yangzijiang Shipbuilding Holdings Ltd.	873,200	657,597

		3,221,084

Denmark — 1.8%
A.P. Moller — Maersk A/S, Class A	1,178	1,529,362
A.P. Moller — Maersk A/S, Class B	2,383	3,330,248
Carlsberg A/S, Class B	37,287	5,363,707
Chr Hansen Holding A/S	36,641	2,782,341
Coloplast A/S, Class B	41,625	4,917,349
Danske Bank A/S	218,296	2,947,049
Demant A/S*	39,719	1,215,212
DSV PANALPINA A/S	75,828	8,255,761
Genmab A/S*	22,182	5,167,656

See Notes to Financial Statements.	4

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
Denmark (Continued)
H Lundbeck A/S	22,521	$862,706
ISS A/S	61,011	1,400,210
Novo Nordisk A/S, Class B	612,555	34,429,744
Novozymes A/S, Class B	74,835	3,575,078
Orsted A/S, 144A	66,278	6,107,806
Pandora A/S	36,477	1,468,309
Tryg A/S	42,196	1,213,226
Vestas Wind Systems A/S	65,249	6,209,243

		90,775,007

Finland — 1.0%
Elisa OYJ	48,183	2,575,068
Fortum OYJ	151,993	3,581,773
Kone OYJ, Class B	117,587	7,360,786
Metso OYJ	36,910	1,415,099
Neste OYJ	146,763	4,960,616
Nokia OYJ	1,944,947	6,881,440
Nokian Renkaat OYJ	43,283	1,171,142
Nordea Bank Abp	1,106,218	7,833,952
Nordea Bank Abp	15,341	108,708
Orion OYJ, Class B	34,753	1,512,353
Sampo OYJ, Class A	153,414	6,202,899
Stora Enso OYJ, Class R	199,935	2,687,276
UPM-Kymmene OYJ	181,130	6,050,388
Wartsila OYJ Abp	148,783	1,497,521

		53,839,021

France — 10.8%
Accor SA	64,857	2,774,520
Aeroports de Paris	9,975	1,950,630
Air Liquide SA	164,792	22,339,908
Airbus SE	200,673	29,492,285
Alstom SA	66,140	2,884,056
Amundi SA, 144A	20,008	1,514,342
Arkema SA	23,440	2,428,993
Atos SE	32,534	2,762,758
AXA SA	663,631	18,055,077
BioMerieux	13,706	1,238,948
BNP Paribas SA	386,170	21,684,869
Bollore SA	299,431	1,279,947
Bouygues SA	76,403	3,121,144
Bureau Veritas SA	98,372	2,575,026
Capgemini SE	54,685	6,467,462
Carrefour SA	200,308	3,305,779
Casino Guichard Perrachon SA (b)	20,756	913,304
Cie de Saint-Gobain	168,150	6,807,974
Cie Generale des Etablissements Michelin SCA	58,194	6,981,837
CNP Assurances	54,713	1,080,170
Covivio REIT	16,822	1,860,694
Credit Agricole SA	392,083	5,362,760
Danone SA	215,419	17,733,094
Dassault Aviation SA	824	1,121,135
Dassault Systemes SE	44,823	7,061,559
Edenred	84,155	4,176,749
Eiffage SA	26,615	2,905,787
Electricite de France SA	216,235	2,221,222

	Number of Shares	Value
France (Continued)
Engie SA	624,192	$9,874,981
EssilorLuxottica SA	99,018	15,381,437
Eurazeo SE	12,090	823,815
Eutelsat Communications SA	59,370	973,925
Faurecia SE	25,073	1,329,768
Gecina SA REIT	16,745	2,892,643
Getlink SE	158,091	2,666,527
Hermes International	10,731	8,039,199
ICADE REIT	10,957	1,096,681
Iliad SA (b)	8,840	1,125,345
Ingenico Group SA	20,697	2,208,592
Ipsen SA	12,391	1,399,245
JCDecaux SA	25,427	728,337
Kering SA	26,023	15,673,648
Klepierre SA REIT	70,558	2,531,790
Legrand SA	89,879	7,097,737
L’Oreal SA	86,688	24,706,945
LVMH Moet Hennessy Louis Vuitton SE	96,652	43,369,948
Natixis SA	301,615	1,260,374
Orange SA (b)	687,984	11,369,287
Pernod Ricard SA	74,536	13,688,798
Peugeot SA	207,645	5,014,477
Publicis Groupe SA	74,765	3,289,804
Remy Cointreau SA	7,683	989,484
Renault SA	64,333	3,079,904
Safran SA	114,197	18,676,631
Sanofi	387,680	36,094,842
Sartorius Stedim Biotech	9,454	1,500,871
Schneider Electric SE	191,760	18,506,563
SCOR SE	54,518	2,341,838
SEB SA	8,371	1,300,350
Societe Generale SA	276,502	8,700,017
Sodexo SA	31,016	3,615,223
Suez	125,115	1,851,871
Teleperformance	19,755	4,679,281
Thales SA	36,935	3,618,272
TOTAL SA	825,989	43,352,052
Ubisoft Entertainment SA*	29,956	1,818,440
Unibail-Rodamco-Westfield REIT	33,128	5,178,945
Unibail-Rodamco-Westfield CDI	299,642	2,344,983
Valeo SA	82,034	3,231,879
Veolia Environnement SA	182,290	4,667,267
Vinci SA	176,060	19,198,699
Vivendi SA	304,064	8,347,889
Wendel SA	9,050	1,219,379
Worldline SA, 144A*	34,881	2,257,670

		555,217,682

Germany — 7.8%
adidas AG	62,126	19,352,615
Allianz SE	146,138	34,993,425
Axel Springer SE	15,617	1,075,329
BASF SE	315,428	23,706,946
Bayer AG	321,504	24,333,622
Bayerische Motoren Werke AG	113,832	9,192,465
Beiersdorf AG	34,274	3,996,863

See Notes to Financial Statements.	5

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
Germany (Continued)
Brenntag AG	53,647	$2,861,173
Carl Zeiss Meditec AG	13,698	1,675,112
Commerzbank AG	346,614	2,008,991
Continental AG	37,489	4,898,377
Covestro AG, 144A	60,905	2,851,711
Daimler AG	310,645	17,522,577
Delivery Hero SE, 144A*	39,109	2,068,148
Deutsche Bank AG (c)	677,242	4,882,597
Deutsche Boerse AG	64,908	9,957,655
Deutsche Lufthansa AG	82,834	1,571,468
Deutsche Post AG	340,418	12,691,312
Deutsche Telekom AG	1,150,962	19,319,487
Deutsche Wohnen SE	124,090	4,846,371
E.ON SE	764,370	7,998,332
Evonik Industries AG	66,723	1,936,221
Fraport AG Frankfurt Airport Services Worldwide	14,278	1,216,250
Fresenius Medical Care AG & Co. KGaA	74,334	5,450,853
Fresenius SE & Co. KGaA	142,701	7,804,093
GEA Group AG	57,204	1,838,343
Hannover Rueck SE	21,032	3,904,308
HeidelbergCement AG	51,120	3,779,001
Henkel AG & Co. KGaA	37,125	3,591,076
HOCHTIEF AG	8,596	1,055,929
Infineon Technologies AG	429,795	9,180,324
KION Group AG	24,794	1,644,943
Knorr-Bremse AG	15,806	1,537,262
LANXESS AG	30,699	2,046,177
Merck KGaA	45,209	5,279,520
METRO AG	58,699	945,780
MTU Aero Engines AG	17,675	4,788,303
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	49,825	14,304,918
Puma SE	29,252	2,197,878
RWE AG	204,310	6,057,131
SAP SE	339,210	46,145,453
Siemens AG	264,099	34,077,009
Siemens Healthineers AG, 144A	50,896	2,468,296
Symrise AG	44,743	4,339,791
Telefonica Deutschland Holding AG	353,666	1,079,676
thyssenkrupp AG (b)	138,462	1,735,947
TUI AG	150,494	2,070,013
Uniper SE	69,601	2,246,709
United Internet AG	42,122	1,426,980
Volkswagen AG	11,068	2,111,326
Vonovia SE	180,202	9,388,421
Wirecard AG (b)	40,426	5,335,575
Zalando SE, 144A*	46,626	2,008,485

		404,796,567

Hong Kong — 3.2%
AIA Group Ltd.	4,170,668	41,770,348
ASM Pacific Technology Ltd.	112,451	1,468,117
Bank of East Asia Ltd. (b)	410,940	927,076
BOC Hong Kong Holdings Ltd.	1,289,728	4,382,543
Budweiser Brewing Co. APAC Ltd., 144A*	415,000	1,479,104

	Number of Shares	Value
Hong Kong (Continued)
CK Asset Holdings Ltd.	893,799	$5,943,018
CK Hutchison Holdings Ltd.	932,591	8,470,465
CK Infrastructure Holdings Ltd.	214,818	1,454,430
CLP Holdings Ltd.	567,288	5,848,218
Dairy Farm International Holdings Ltd.	130,600	764,010
Galaxy Entertainment Group Ltd.	769,232	5,031,225
Hang Lung Properties Ltd.	666,417	1,365,516
Hang Seng Bank Ltd. (b)	264,421	5,391,073
Henderson Land Development Co. Ltd.	513,275	2,468,661
HK Electric Investments & HK Electric Investments Ltd. (a)	1,004,179	983,904
HKT Trust & HKT Ltd. (a)	1,359,003	1,993,007
Hong Kong & China Gas Co. Ltd.	3,532,975	6,733,732
Hong Kong Exchanges & Clearing Ltd.	413,885	13,069,969
Hongkong Land Holdings Ltd.	417,900	2,298,450
Jardine Matheson Holdings Ltd.	75,457	4,242,193
Jardine Strategic Holdings Ltd.	79,487	2,523,712
Kerry Properties Ltd.	221,989	716,043
Link REIT	734,478	7,506,115
Melco Resorts & Entertainment Ltd., ADR	66,994	1,425,632
MTR Corp. Ltd.	513,658	2,880,613
New World Development Co. Ltd.	2,151,198	2,808,521
NWS Holdings Ltd.	514,475	690,081
PCCW Ltd.	1,293,615	779,998
Power Assets Holdings Ltd.	508,877	3,539,624
Sino Land Co. Ltd.	1,027,553	1,541,057
SJM Holdings Ltd. (b)	677,246	690,392
Sun Hung Kai Properties Ltd.	559,903	8,146,723
Swire Pacific Ltd., Class A	176,870	1,591,775
Swire Properties Ltd.	408,304	1,270,074
Techtronic Industries Co. Ltd.	470,904	3,540,179
Vitasoy International Holdings Ltd.	288,632	1,109,832
WH Group Ltd., 144A	3,317,058	3,406,870
Wharf Real Estate Investment Co. Ltd.	408,743	2,268,749
Wheelock & Co. Ltd.	292,516	1,817,937
Yue Yuen Industrial Holdings Ltd.	242,881	718,275

		165,057,261

Ireland — 0.9%
AerCap Holdings NV*	43,241	2,672,726
AIB Group PLC	282,016	922,771
Bank of Ireland Group PLC	324,353	1,629,470
CRH PLC	280,961	10,750,149
DCC PLC	33,697	2,879,901
Experian PLC	316,707	10,498,387
Flutter Entertainment PLC*	26,493	3,035,485
James Hardie Industries PLC CDI	152,548	2,988,194
Kerry Group PLC, Class A	55,185	7,076,812
Kingspan Group PLC	52,491	2,829,013
Smurfit Kappa Group PLC	74,838	2,654,860

		47,937,768

See Notes to Financial Statements.	6

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
Isle of Man — 0.0%
GVC Holdings PLC	188,314	$2,074,123

Israel — 0.6%
Azrieli Group Ltd.	14,545	1,134,507
Bank Hapoalim BM	399,318	3,220,371
Bank Leumi Le-Israel BM	534,936	3,880,062
Check Point Software Technologies Ltd.*(b)	42,356	4,992,925
CyberArk Software Ltd.*	12,361	1,514,841
Elbit Systems Ltd.	8,559	1,417,943
Israel Chemicals Ltd.	241,624	1,133,161
Israel Discount Bank Ltd., Class A	407,027	1,873,731
Mizrahi Tefahot Bank Ltd.	49,399	1,320,092
Nice Ltd.*	21,413	3,246,774
Teva Pharmaceutical Industries Ltd., ADR*	361,714	3,769,060
Wix.com Ltd.*	16,259	1,965,550

		29,469,017

Italy — 2.0%
Assicurazioni Generali SpA	380,341	7,764,477
Atlantia SpA	173,747	3,851,314
Davide Campari-Milano SpA	191,930	1,751,859
Enel SpA	2,824,814	21,336,556
Eni SpA	878,148	13,267,696
Ferrari NV	41,783	7,061,364
FinecoBank Banca Fineco SpA	220,425	2,734,405
Intesa Sanpaolo SpA	5,052,738	12,805,975
Leonardo SpA	142,735	1,669,222
Mediobanca Banca di Credito Finanziario SpA (b)	206,831	2,312,839
Moncler SpA	60,690	2,659,110
Pirelli & C SpA, 144A	151,284	858,349
Poste Italiane SpA, 144A	188,472	2,198,905
Prysmian SpA	81,609	1,860,211
Recordati SpA	38,669	1,621,845
Snam SpA	705,789	3,508,388
Telecom Italia SpA*	3,241,791	2,029,317
Telecom Italia SpA-RSP	2,271,061	1,398,635
Terna Rete Elettrica Nazionale SpA	491,049	3,153,966
UniCredit SpA	703,282	9,733,117

		103,577,550

Japan — 24.0%
ABC-Mart, Inc.	11,100	739,290
Acom Co. Ltd.	123,200	511,012
Advantest Corp.	66,200	3,235,759
Aeon Co. Ltd.	227,600	4,643,285
AEON Financial Service Co. Ltd.	33,800	511,069
Aeon Mall Co. Ltd.	33,900	544,791
AGC, Inc.	62,100	2,266,589
Air Water, Inc.	46,000	738,824
Aisin Seiki Co. Ltd.	55,654	2,105,044
Ajinomoto Co., Inc.	157,747	2,628,756
Alfresa Holdings Corp.	69,000	1,425,325
Alps Alpine Co. Ltd.	69,056	1,558,973
Amada Holdings Co. Ltd.	110,300	1,229,419
ANA Holdings, Inc.	34,100	1,161,123

	Number of Shares	Value
Japan (Continued)
Aozora Bank Ltd.	42,200	$1,074,904
Asahi Group Holdings Ltd.	123,265	5,930,414
Asahi Intecc Co. Ltd.	68,200	1,987,648
Asahi Kasei Corp.	428,300	4,811,063
Astellas Pharma, Inc.	656,732	11,205,034
Bandai Namco Holdings, Inc.	69,500	4,214,257
Bank of Kyoto Ltd.	21,400	882,746
Benesse Holdings, Inc.	27,800	733,511
Bridgestone Corp.	194,276	7,765,360
Brother Industries Ltd.	76,600	1,518,633
Calbee, Inc.	29,700	956,489
Canon, Inc.	345,686	9,569,491
Casio Computer Co. Ltd.	64,700	1,233,648
Central Japan Railway Co.	50,754	10,245,394
Chiba Bank Ltd.	177,000	1,009,072
Chubu Electric Power Co., Inc.	225,700	3,146,665
Chugai Pharmaceutical Co. Ltd.	77,400	6,758,843
Chugoku Electric Power Co., Inc.	107,500	1,421,155
Coca-Cola Bottlers Japan Holdings, Inc.	40,054	962,057
Concordia Financial Group Ltd.	368,115	1,493,244
Credit Saison Co. Ltd.	59,000	975,652
CyberAgent, Inc.	35,000	1,208,716
Dai Nippon Printing Co. Ltd.	87,600	2,342,563
Daicel Corp.	74,700	734,340
Daifuku Co. Ltd.	35,021	2,038,132
Dai-ichi Life Holdings, Inc.	366,938	5,910,298
Daiichi Sankyo Co. Ltd.	195,331	12,245,775
Daikin Industries Ltd.	85,788	12,340,524
Daito Trust Construction Co. Ltd.	24,613	3,009,867
Daiwa House Industry Co. Ltd.	194,536	5,952,228
Daiwa House REIT Investment Corp. REIT	590	1,613,869
Daiwa Securities Group, Inc.	565,787	2,868,867
Denso Corp.	151,053	6,745,668
Dentsu, Inc.	73,900	2,680,398
Disco Corp.	9,100	1,963,748
East Japan Railway Co.	104,453	9,609,810
Eisai Co. Ltd.	86,952	6,442,654
Electric Power Development Co. Ltd.	50,032	1,199,890
FamilyMart Co. Ltd.	88,168	2,081,459
FANUC Corp.	67,017	12,799,693
Fast Retailing Co. Ltd.	20,117	12,257,117
Fuji Electric Co. Ltd.	47,500	1,462,473
FUJIFILM Holdings Corp.	122,154	5,772,057
Fujitsu Ltd.	68,202	6,200,522
Fukuoka Financial Group, Inc.	58,400	1,112,457
GMO Payment Gateway, Inc.	14,600	1,035,092
Hakuhodo DY Holdings, Inc.	86,059	1,390,876
Hamamatsu Photonics KK	48,100	1,948,961
Hankyu Hanshin Holdings, Inc.	79,240	3,402,567
Hikari Tsushin, Inc.	7,300	1,702,033
Hino Motors Ltd.	103,200	1,009,796
Hirose Electric Co. Ltd.	11,266	1,385,413
Hisamitsu Pharmaceutical Co., Inc.	14,600	716,294
Hitachi Chemical Co. Ltd.	36,100	1,299,475

See Notes to Financial Statements.	7

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Hitachi Construction Machinery Co. Ltd.	34,600	$912,298
Hitachi High-Technologies Corp.	24,600	1,604,714
Hitachi Ltd.	332,801	13,074,271
Hitachi Metals Ltd.	65,200	912,580
Honda Motor Co. Ltd.	567,399	15,898,888
Hoshizaki Corp.	18,100	1,582,541
Hoya Corp.	133,974	12,227,859
Hulic Co. Ltd.	110,900	1,247,251
Idemitsu Kosan Co. Ltd.	67,484	1,842,238
IHI Corp.	51,800	1,208,217
Iida Group Holdings Co. Ltd.	50,500	897,378
Inpex Corp.	343,217	3,352,053
Isetan Mitsukoshi Holdings Ltd.	109,800	978,073
Isuzu Motors Ltd.	186,400	2,180,670
ITOCHU Corp.	459,254	10,019,630
Itochu Techno-Solutions Corp.	33,400	891,948
J. Front Retailing Co. Ltd.	88,000	1,156,128
Japan Airlines Co. Ltd.	39,573	1,229,979
Japan Airport Terminal Co. Ltd. (b)	21,700	1,128,071
Japan Exchange Group, Inc.	173,878	2,956,347
Japan Post Bank Co. Ltd.	153,658	1,488,077
Japan Post Holdings Co. Ltd.	549,813	5,168,860
Japan Post Insurance Co. Ltd.	77,700	1,336,706
Japan Prime Realty Investment Corp. REIT	263	1,197,803
Japan Real Estate Investment Corp. REIT	446	3,035,677
Japan Retail Fund Investment Corp. REIT	935	2,129,601
Japan Tobacco, Inc.	415,641	9,472,536
JFE Holdings, Inc.	168,885	2,152,433
JGC Holdings Corp.	83,900	1,219,541
JSR Corp.	64,400	1,139,672
JTEKT Corp.	71,500	888,402
JXTG Holdings, Inc.	1,101,928	4,898,800
Kajima Corp.	166,200	2,191,098
Kakaku.com, Inc.	49,300	1,189,542
Kamigumi Co. Ltd.	34,200	758,021
Kansai Electric Power Co., Inc.	229,467	2,616,370
Kansai Paint Co. Ltd.	64,200	1,617,684
Kao Corp.	168,404	13,250,151
Kawasaki Heavy Industries Ltd.	51,400	1,154,275
KDDI Corp.	611,633	17,540,688
Keihan Holdings Co. Ltd.	34,300	1,676,534
Keikyu Corp.	75,850	1,559,895
Keio Corp.	35,060	2,248,606
Keisei Electric Railway Co. Ltd.	46,528	1,917,147
Keyence Corp.	62,870	21,505,210
Kikkoman Corp.	50,382	2,531,643
Kintetsu Group Holdings Co. Ltd.	55,240	3,123,983
Kirin Holdings Co. Ltd.	286,123	6,333,891
Kobayashi Pharmaceutical Co. Ltd.	17,400	1,427,546
Koito Manufacturing Co. Ltd.	34,600	1,782,870
Komatsu Ltd.	317,773	7,452,590
Konami Holdings Corp.	30,566	1,346,015
Konica Minolta, Inc.	156,900	1,027,795

	Number of Shares	Value
Japan (Continued)
Kose Corp.	11,000	$1,751,679
Kubota Corp.	362,081	5,585,618
Kuraray Co. Ltd.	110,000	1,329,588
Kurita Water Industries Ltd.	34,600	967,302
Kyocera Corp.	109,600	7,456,865
Kyowa Kirin Co. Ltd.	83,400	1,770,026
Kyushu Electric Power Co., Inc.	135,200	1,190,743
Kyushu Railway Co.	58,676	1,996,876
Lawson, Inc.	17,500	952,903
LINE Corp.*(b)	20,547	966,763
Lion Corp.	80,800	1,627,737
LIXIL Group Corp.	96,000	1,622,585
M3, Inc.	150,742	4,145,388
Makita Corp.	78,700	2,602,841
Marubeni Corp.	539,600	3,984,329
Marui Group Co. Ltd.	70,196	1,689,245
Maruichi Steel Tube Ltd.	16,800	483,486
Mazda Motor Corp.	202,400	1,793,687
McDonald’s Holdings Co. Japan Ltd.	22,822	1,128,016
Mebuki Financial Group, Inc.	324,950	840,170
Medipal Holdings Corp.	57,600	1,235,620
MEIJI Holdings Co. Ltd.	38,590	2,623,083
Mercari, Inc.*	22,800	502,848
MINEBEA MITSUMI, Inc.	128,820	2,499,782
MISUMI Group, Inc.	98,100	2,428,861
Mitsubishi Chemical Holdings Corp.	411,700	3,053,098
Mitsubishi Corp.	467,825	12,249,659
Mitsubishi Electric Corp.	647,479	8,941,250
Mitsubishi Estate Co. Ltd.	407,151	7,463,784
Mitsubishi Gas Chemical Co., Inc.	64,300	1,005,725
Mitsubishi Heavy Industries Ltd.	110,899	4,243,251
Mitsubishi Materials Corp.	40,900	1,092,610
Mitsubishi Motors Corp.	256,600	1,148,728
Mitsubishi Tanabe Pharma Corp.	86,474	1,582,453
Mitsubishi UFJ Financial Group, Inc.	4,254,252	22,469,353
Mitsubishi UFJ Lease & Finance Co. Ltd.	139,100	893,402
Mitsui & Co. Ltd.	572,060	10,136,681
Mitsui Chemicals, Inc.	67,700	1,622,375
Mitsui Fudosan Co. Ltd.	308,926	7,685,400
Mitsui OSK Lines Ltd.	41,900	1,098,652
Mizuho Financial Group, Inc.	8,371,780	12,941,439
MonotaRO Co. Ltd.	44,600	1,255,018
MS&AD Insurance Group Holdings, Inc.	160,721	5,199,516
Murata Manufacturing Co. Ltd.	198,977	11,532,685
Nabtesco Corp.	43,225	1,326,901
Nagoya Railroad Co. Ltd.	63,440	2,019,902
NEC Corp.	85,059	3,399,873
Nexon Co. Ltd.*	171,145	2,334,471
NGK Insulators Ltd.	100,100	1,650,729
NGK Spark Plug Co. Ltd.	59,300	1,187,029
NH Foods Ltd.	27,896	1,169,820
Nidec Corp.	76,773	11,355,853
Nikon Corp.	110,200	1,511,216
Nintendo Co. Ltd.	38,571	14,923,776
Nippon Building Fund, Inc. REIT	465	3,492,120

See Notes to Financial Statements.	8

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Nippon Express Co. Ltd.	30,800	$1,952,876
Nippon Paint Holdings Co. Ltd.	50,442	2,691,346
Nippon Prologis REIT, Inc. REIT (b)	686	1,840,740
Nippon Shinyaku Co. Ltd.	15,800	1,426,193
Nippon Steel Corp.	278,609	4,086,673
Nippon Telegraph & Telephone Corp.	223,151	11,268,152
Nippon Yusen KK	50,300	863,494
Nissan Chemical Corp.	39,749	1,574,272
Nissan Motor Co. Ltd.	794,842	4,929,320
Nisshin Seifun Group, Inc.	73,400	1,378,744
Nissin Foods Holdings Co. Ltd.	21,000	1,573,249
Nitori Holdings Co. Ltd.	27,601	4,324,674
Nitto Denko Corp.	55,924	3,137,119
Nomura Holdings, Inc.	1,160,954	5,947,165
Nomura Real Estate Holdings, Inc.	41,136	994,059
Nomura Real Estate Master Fund, Inc. REIT	1,311	2,393,110
Nomura Research Institute Ltd.	119,243	2,515,482
NSK Ltd.	129,400	1,250,790
NTT Data Corp.	214,434	2,922,987
NTT DOCOMO, Inc.	462,789	12,697,048
Obayashi Corp.	226,400	2,399,379
Obic Co. Ltd.	21,700	2,880,645
Odakyu Electric Railway Co. Ltd.	100,450	2,469,608
Oji Holdings Corp.	318,568	1,819,058
Olympus Corp.	402,616	5,973,673
Omron Corp.	64,892	3,812,120
Ono Pharmaceutical Co. Ltd.	125,906	2,823,985
Oracle Corp.	12,800	1,177,616
Oriental Land Co. Ltd.	69,100	9,561,185
ORIX Corp.	454,846	7,448,828
Orix JREIT, Inc. REIT	900	1,979,170
Osaka Gas Co. Ltd.	128,800	2,414,669
Otsuka Corp.	35,000	1,402,174
Otsuka Holdings Co. Ltd.	136,067	5,934,712
Pan Pacific International Holdings Corp.	154,272	2,500,375
Panasonic Corp.	747,385	7,046,744
Park24 Co. Ltd.	37,400	903,778
PeptiDream, Inc.*	31,200	1,433,795
Persol Holdings Co. Ltd.	63,400	1,165,997
Pigeon Corp.	38,700	1,799,671
Pola Orbis Holdings, Inc.	28,100	692,648
Rakuten, Inc.	284,286	2,464,825
Recruit Holdings Co. Ltd.	470,553	17,032,854
Renesas Electronics Corp.*	240,100	1,564,034
Resona Holdings, Inc.	730,125	3,095,802
Ricoh Co. Ltd.	237,800	2,448,500
Rinnai Corp.	11,300	867,206
Rohm Co. Ltd.	33,100	2,782,148
Ryohin Keikaku Co. Ltd.	83,200	1,895,003
Sankyo Co. Ltd.	20,900	706,500
Santen Pharmaceutical Co. Ltd.	126,151	2,362,702
SBI Holdings, Inc.	80,025	1,661,841
Secom Co. Ltd.	72,900	6,198,715
Sega Sammy Holdings, Inc.	59,600	859,791
Seibu Holdings, Inc.	70,900	1,249,519

	Number of Shares	Value
Japan (Continued)
Seiko Epson Corp.	107,359	$1,634,097
Sekisui Chemical Co. Ltd.	131,000	2,279,978
Sekisui House Ltd.	217,151	4,691,993
Seven & i Holdings Co. Ltd.	259,176	9,656,203
Seven Bank Ltd.	185,800	575,453
SG Holdings Co. Ltd.	49,300	1,182,786
Sharp Corp.	73,673	1,113,290
Shimadzu Corp.	77,400	2,330,026
Shimamura Co. Ltd.	8,500	681,833
Shimano, Inc.	24,294	3,928,590
Shimizu Corp.	185,700	1,778,024
Shin-Etsu Chemical Co. Ltd.	125,404	13,416,297
Shinsei Bank Ltd.	67,100	1,056,263
Shionogi & Co. Ltd.	91,995	5,411,026
Shiseido Co. Ltd.	137,657	9,941,790
Shizuoka Bank Ltd.	169,500	1,289,968
Showa Denko KK (b)	49,700	1,327,240
SMC Corp.	19,782	8,966,105
Softbank Corp.	578,500	7,853,922
SoftBank Group Corp.	542,728	21,088,321
Sohgo Security Services Co. Ltd.	24,600	1,278,827
Sompo Holdings, Inc.	116,835	4,607,006
Sony Corp.	440,616	27,792,361
Sony Financial Holdings, Inc.	55,000	1,276,324
Square Enix Holdings Co. Ltd.	29,400	1,453,145
Stanley Electric Co. Ltd.	42,900	1,187,584
Subaru Corp.	215,734	5,649,824
SUMCO Corp.	78,400	1,211,223
Sumitomo Chemical Co. Ltd.	507,322	2,289,681
Sumitomo Corp.	410,776	6,188,567
Sumitomo Dainippon Pharma Co. Ltd.	58,800	1,110,407
Sumitomo Electric Industries Ltd.	251,500	3,754,520
Sumitomo Heavy Industries Ltd.	35,000	1,000,868
Sumitomo Metal Mining Co. Ltd.	81,900	2,481,206
Sumitomo Mitsui Financial Group, Inc.	460,915	16,797,679
Sumitomo Mitsui Trust Holdings, Inc.	110,281	4,218,597
Sumitomo Realty & Development Co. Ltd.	115,003	4,007,322
Sumitomo Rubber Industries Ltd.	52,500	667,192
Sundrug Co. Ltd.	26,400	926,189
Suntory Beverage & Food Ltd.	46,600	2,022,292
Suzuken Co. Ltd.	25,110	1,097,724
Suzuki Motor Corp.	125,226	5,555,685
Sysmex Corp.	58,807	4,076,275
T&D Holdings, Inc.	196,500	2,312,293
Taiheiyo Cement Corp.	41,100	1,188,447
Taisei Corp.	71,915	2,821,935
Taisho Pharmaceutical Holdings Co. Ltd.	14,734	1,087,668
Taiyo Nippon Sanso Corp.	46,400	1,033,089
Takeda Pharmaceutical Co. Ltd.	520,711	21,193,801
TDK Corp.	44,224	4,650,480
Teijin Ltd.	59,704	1,123,115
Terumo Corp.	228,344	8,013,058
THK Co. Ltd.	41,428	1,163,867

See Notes to Financial Statements.	9

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Tobu Railway Co. Ltd.	65,279	$2,388,583
Toho Co. Ltd.	38,600	1,567,557
Toho Gas Co. Ltd.	27,128	1,024,844
Tohoku Electric Power Co., Inc.	145,613	1,443,425
Tokio Marine Holdings, Inc.	220,950	12,014,932
Tokyo Century Corp.	16,800	896,368
Tokyo Electric Power Co. Holdings, Inc.*	530,400	2,325,997
Tokyo Electron Ltd.	54,164	11,183,650
Tokyo Gas Co. Ltd.	133,780	3,232,207
Tokyu Corp.	174,710	3,446,155
Tokyu Fudosan Holdings Corp.	180,700	1,239,831
Toppan Printing Co. Ltd.	84,789	1,686,407
Toray Industries, Inc.	460,943	3,048,949
Toshiba Corp.	178,416	6,406,056
Tosoh Corp.	91,040	1,355,764
TOTO Ltd.	45,115	1,974,335
Toyo Seikan Group Holdings Ltd.	50,600	881,588
Toyo Suisan Kaisha Ltd.	34,300	1,479,110
Toyoda Gosei Co. Ltd.	27,700	647,105
Toyota Industries Corp.	51,600	3,031,273
Toyota Motor Corp.	791,664	55,243,978
Toyota Tsusho Corp.	70,911	2,478,046
Trend Micro, Inc.	41,376	2,234,089
Tsuruha Holdings, Inc.	11,900	1,416,628
Unicharm Corp.	137,900	4,516,664
United Urban Investment Corp. REIT (b)	1,001	1,947,951
USS Co. Ltd.	71,200	1,380,352
Welcia Holdings Co. Ltd.	16,400	1,005,381
West Japan Railway Co.	56,506	4,975,089
Yakult Honsha Co. Ltd.	41,579	2,438,785
Yamada Denki Co. Ltd.	219,500	1,094,943
Yamaha Corp.	47,881	2,637,819
Yamaha Motor Co. Ltd.	98,374	2,055,469
Yamato Holdings Co. Ltd.	109,071	1,865,432
Yamazaki Baking Co. Ltd.	44,400	814,132
Yaskawa Electric Corp.	86,020	3,159,293
Yokogawa Electric Corp.	79,344	1,451,976
Yokohama Rubber Co. Ltd.	34,304	706,734
Z Holdings Corp.	943,200	3,248,699
ZOZO, Inc. (b)	37,497	746,480

		1,237,252,072

Luxembourg — 0.3%
ArcelorMittal SA	232,644	3,979,889
Aroundtown SA	315,975	2,743,802
Eurofins Scientific SE (b)	3,908	2,051,976
Millicom International Cellular SA SDR (b)	27,347	1,223,144
SES SA	125,139	1,660,593
Tenaris SA	161,659	1,719,020

		13,378,424

Macau — 0.1%
Sands China Ltd.	822,690	3,888,520
Wynn Macau Ltd.	542,412	1,193,188

		5,081,708

	Number of Shares	Value
Netherlands — 4.7%
ABN AMRO Bank NV, 144A	154,797	$2,641,664
Adyen NV, 144A*	3,711	2,846,352
Aegon NV	592,010	2,668,876
Akzo Nobel NV	78,186	7,487,078
Altice Europe NV*	228,360	1,359,059
ASML Holding NV	147,614	40,168,734
EXOR NV	37,001	2,830,654
Heineken Holding NV	38,857	3,724,364
Heineken NV	89,035	9,224,377
ING Groep NV	1,335,346	15,364,708
Koninklijke Ahold Delhaize NV	415,856	10,713,811
Koninklijke DSM NV	61,291	7,853,081
Koninklijke KPN NV	1,212,529	3,735,020
Koninklijke Philips NV	313,629	14,562,164
Koninklijke Vopak NV	23,107	1,231,864
NN Group NV	107,252	4,116,681
NXP Semiconductors NV	97,966	11,322,910
Prosus NV*	171,177	11,667,805
QIAGEN NV*	81,627	3,494,623
Randstad NV	42,460	2,472,696
Royal Dutch Shell PLC, Class A	1,480,696	42,341,959
Royal Dutch Shell PLC, Class B	1,290,910	36,555,878
Wolters Kluwer NV	93,998	6,747,818

		245,132,176

New Zealand — 0.3%
a2 Milk Co. Ltd.*	251,920	2,509,309
Auckland International Airport Ltd.	333,831	1,934,703
Fisher & Paykel Healthcare Corp. Ltd.	191,395	2,720,847
Fletcher Building Ltd.	302,607	1,015,735
Mercury NZ Ltd.	235,245	724,705
Meridian Energy Ltd.	436,675	1,320,016
Ryman Healthcare Ltd.	120,740	1,170,113
Spark New Zealand Ltd.	628,925	1,832,544

		13,227,972

Norway — 0.6%
Aker BP ASA	37,909	1,087,464
DNB ASA	333,957	5,610,956
Equinor ASA	342,418	6,310,585
Gjensidige Forsikring ASA	65,445	1,232,044
Mowi ASA	154,062	3,822,497
Norsk Hydro ASA	469,262	1,660,383
Orkla ASA	276,266	2,676,453
Schibsted ASA, Class B	31,649	816,172
Telenor ASA	250,808	4,578,706
Yara International ASA	63,274	2,386,467

		30,181,727

Portugal — 0.2%
EDP — Energias de Portugal SA	906,915	3,666,877
Galp Energia SGPS SA	171,841	2,797,164
Jeronimo Martins SGPS SA	93,480	1,492,796

		7,956,837

Russia — 0.0%
Evraz PLC	175,924	842,776

See Notes to Financial Statements.	10

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
Singapore — 1.2%
Ascendas Real Estate Investment Trust REIT	930,552	$2,027,524
CapitaLand Commercial Trust REIT	847,480	1,245,474
CapitaLand Ltd.	916,200	2,465,172
CapitaLand Mall Trust REIT	795,200	1,465,163
City Developments Ltd.	161,600	1,221,718
ComfortDelGro Corp. Ltd.	717,200	1,232,302
DBS Group Holdings Ltd.	625,595	11,549,517
Genting Singapore Ltd.	2,083,778	1,409,296
Jardine Cycle & Carriage Ltd.	33,900	759,447
Keppel Corp. Ltd.	507,000	2,491,073
Mapletree Commercial Trust REIT	696,200	1,201,310
Oversea-Chinese Banking Corp. Ltd.	1,126,182	8,876,393
SATS Ltd.	224,000	815,618
Sembcorp Industries Ltd.	337,300	540,094
Singapore Airlines Ltd.	164,300	1,103,983
Singapore Exchange Ltd.	297,500	1,925,038
Singapore Press Holdings Ltd.	441,211	709,706
Singapore Technologies Engineering Ltd.	514,900	1,554,827
Singapore Telecommunications Ltd.	2,848,689	7,039,971
Suntec Real Estate Investment Trust REIT	793,700	1,067,784
United Overseas Bank Ltd.	435,654	8,224,454
UOL Group Ltd.	175,881	997,906
Venture Corp. Ltd.	102,700	1,191,672
Wilmar International Ltd.	657,366	1,965,802

		63,081,244

Spain — 2.7%
ACS Actividades de Construccion y Servicios SA	89,327	3,476,883
Aena SME SA, 144A	23,688	4,350,384
Amadeus IT Group SA	150,882	12,018,199
Banco Bilbao Vizcaya Argentaria SA	2,276,022	11,989,588
Banco de Sabadell SA	1,915,400	2,124,969
Banco Santander SA	5,737,967	22,359,225
Bankia SA	386,447	748,680
Bankinter SA	244,942	1,713,025
CaixaBank SA	1,214,679	3,585,072
Cellnex Telecom SA, 144A*	87,601	3,763,893
Enagas SA	79,300	1,975,320
Endesa SA	111,026	3,018,794
Ferrovial SA	165,484	4,913,358
Ferrovial SA*	2,626	77,968
Grifols SA	103,739	3,544,112
Iberdrola SA	2,086,425	20,522,044
Industria de Diseno Textil SA	374,225	11,651,145
Mapfre SA	378,693	1,067,631
Naturgy Energy Group SA	105,570	2,744,835
Red Electrica Corp. SA	148,569	2,905,295
Repsol SA	505,303	7,955,139
Siemens Gamesa Renewable Energy SA	78,108	1,246,458
Telefonica SA	1,610,515	12,334,972

		140,086,989

	Number of Shares	Value
Sweden — 2.4%
Alfa Laval AB	111,272	$2,737,030
Assa Abloy AB, Class B	348,225	8,267,397
Atlas Copco AB, Class A	230,752	8,453,707
Atlas Copco AB, Class B	141,173	4,563,215
Boliden AB	93,574	2,413,073
Electrolux AB, Series B	76,536	1,966,508
Epiroc AB, Class A	238,784	2,787,183
Epiroc AB, Class B	124,042	1,394,123
Essity AB, Class B	209,107	6,571,332
Hennes & Mauritz AB, Class B (b)	276,864	5,342,946
Hexagon AB, Class B	89,810	5,076,464
Husqvarna AB, Class B	156,558	1,222,304
ICA Gruppen AB (b)	33,593	1,466,032
Industrivarden AB, Class C	53,541	1,241,519
Investor AB, Class B	157,570	8,327,489
Kinnevik AB, Class B	83,469	1,911,095
L E Lundbergforetagen AB, Class B	24,251	961,113
Lundin Petroleum AB	64,855	1,998,841
Sandvik AB	386,103	7,020,128
Securitas AB, Class B	99,603	1,651,358
Skandinaviska Enskilda Banken AB, Class A	573,305	4,915,334
Skanska AB, Class B	114,898	2,538,321
SKF AB, Class B	124,131	2,370,349
Svenska Handelsbanken AB, Class A	533,654	5,237,282
Swedbank AB, Class A	308,051	4,010,582
Swedish Match AB	59,181	2,834,193
Tele2 AB, Class B	171,077	2,523,784
Telefonaktiebolaget LM Ericsson, Class B	1,059,221	9,543,677
Telia Co. AB	945,260	4,090,668
Volvo AB, Class B	508,669	7,862,525

		121,299,572

Switzerland — 9.3%
ABB Ltd.	630,417	13,787,220
Adecco Group AG	53,270	3,293,151
Alcon, Inc.*	146,700	8,099,307
Baloise Holding AG	17,813	3,095,899
Barry Callebaut AG	1,043	2,096,430
Chocoladefabriken Lindt & Spruengli AG	38	3,241,400
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	350	2,668,750
Cie Financiere Richemont SA	179,945	13,704,611
Clariant AG*	70,138	1,449,051
Coca-Cola HBC AG*	70,467	2,350,463
Credit Suisse Group AG*	877,736	11,502,730
Dufry AG*	13,301	1,297,912
EMS-Chemie Holding AG	2,985	1,852,193
Geberit AG	12,946	6,949,413
Givaudan SA	3,184	9,357,776
Glencore PLC*	3,746,881	11,819,470
Julius Baer Group Ltd.*	78,325	3,687,541
Kuehne + Nagel International AG	18,635	3,030,051
LafargeHolcim Ltd.*	167,396	8,630,938
Lonza Group AG*	25,705	8,729,418

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
Switzerland (Continued)
Nestle SA	1,030,687	$107,108,993
Novartis AG	741,141	68,229,441
Pargesa Holding SA	11,188	882,733
Partners Group Holding AG	6,486	5,468,995
Roche Holding AG	242,571	74,760,382
Schindler Holding AG	6,798	1,626,082
Schindler Holding AG Participation Certificates	14,382	3,585,433
SGS SA	1,826	4,751,252
Sika AG	43,920	7,644,276
Sonova Holding AG	18,724	4,274,689
STMicroelectronics NV	232,786	5,719,069
Straumann Holding AG	3,526	3,392,012
Swatch Group AG — Bearer	10,102	2,828,560
Swatch Group AG — Registered	18,432	982,426
Swiss Life Holding AG	11,933	5,916,381
Swiss Prime Site AG	27,151	2,867,146
Swiss Re AG	103,706	11,231,360
Swisscom AG	9,132	4,726,723
Temenos AG*	23,486	3,562,826
UBS Group AG*	1,323,774	16,044,141
Vifor Pharma AG	15,960	2,845,668
Zurich Insurance Group AG	51,987	20,394,500

		479,486,812

United Arab Emirates — 0.0%
NMC Health PLC (b)	31,597	1,025,328

United Kingdom — 14.0%
3i Group PLC	334,041	4,627,064
Admiral Group PLC	60,867	1,684,659
Anglo American PLC	359,921	9,433,440
Ashtead Group PLC	162,877	4,950,441
Associated British Foods PLC	119,971	3,986,178
AstraZeneca PLC	452,506	43,647,867
Auto Trader Group PLC, 144A	317,451	2,307,434
AVEVA Group PLC	21,823	1,286,486
Aviva PLC	1,330,495	6,948,577
BAE Systems PLC	1,100,042	8,157,992
Barclays PLC	5,977,538	13,261,848
Barratt Developments PLC	345,075	2,975,948
Berkeley Group Holdings PLC	42,139	2,499,393
BP PLC	7,023,266	43,619,188
British American Tobacco PLC	793,328	31,397,170
British Land Co. PLC REIT	303,370	2,258,446
BT Group PLC	2,911,977	7,214,547
Bunzl PLC	116,954	3,211,304
Burberry Group PLC	141,479	3,849,941
Centrica PLC	1,903,563	1,974,996
CNH Industrial NV	347,563	3,724,953
Coca-Cola European Partners PLC	81,545	4,114,761
Compass Group PLC	548,615	13,442,455
Croda International PLC	43,902	2,827,678
Diageo PLC	815,168	33,368,535
Direct Line Insurance Group PLC	485,193	1,916,460
easyJet PLC	57,074	987,667
Ferguson PLC	80,697	7,015,719
Fiat Chrysler Automobiles NV	382,312	5,652,416

	Number of Shares	Value
United Kingdom (Continued)
G4S PLC	565,854	$1,530,293
GlaxoSmithKline PLC	1,729,189	39,227,294
Halma PLC	132,751	3,615,867
Hargreaves Lansdown PLC	97,938	2,349,695
HSBC Holdings PLC	6,971,740	51,964,422
Imperial Brands PLC	328,833	7,243,648
Informa PLC	430,976	4,411,288
InterContinental Hotels Group PLC	59,026	3,822,410
Intertek Group PLC	55,155	3,934,825
ITV PLC	1,271,098	2,385,408
J Sainsbury PLC	603,003	1,671,314
JD Sports Fashion PLC	144,134	1,417,879
Johnson Matthey PLC	67,168	2,496,695
Kingfisher PLC	720,675	1,956,448
Land Securities Group PLC REIT	243,702	3,020,802
Legal & General Group PLC	2,034,480	7,391,311
Lloyds Banking Group PLC	24,335,307	19,246,404
London Stock Exchange Group PLC	108,264	9,622,402
M&G PLC*	890,031	2,716,648
Marks & Spencer Group PLC	717,697	1,804,023
Meggitt PLC	265,994	2,212,071
Melrose Industries PLC	1,694,015	5,030,434
Micro Focus International PLC	122,370	1,792,852
Mondi PLC	174,205	3,775,038
National Grid PLC (b)	1,209,782	13,920,890
Next PLC	46,362	4,052,254
Ocado Group PLC*	155,550	2,665,644
Pearson PLC	266,401	2,227,860
Persimmon PLC	108,621	3,593,607
Prudential PLC	890,031	15,845,197
Reckitt Benckiser Group PLC	246,478	19,337,346
RELX PLC	669,276	16,212,849
Rentokil Initial PLC	661,651	3,807,217
Rio Tinto Ltd.	128,070	8,394,113
Rio Tinto PLC	390,035	21,194,552
Rolls-Royce Holdings PLC*	582,308	5,359,262
Rolls-Royce Holdings PLC — Entitlement*	28,213,916	36,490
Royal Bank of Scotland Group PLC	1,680,583	4,916,645
RSA Insurance Group PLC	352,955	2,517,111
Sage Group PLC	368,802	3,595,553
Schroders PLC	40,794	1,740,584
Segro PLC REIT	386,297	4,466,580
Severn Trent PLC	76,194	2,210,377
Smith & Nephew PLC	296,174	6,630,714
Smiths Group PLC	137,517	2,954,217
Spirax-Sarco Engineering PLC	26,136	3,016,919
SSE PLC	353,694	5,946,855
St James’s Place PLC	181,366	2,553,293
Standard Chartered PLC	945,062	8,524,296
Standard Life Aberdeen PLC	847,508	3,473,620
Taylor Wimpey PLC	1,096,698	2,471,588
Tesco PLC	3,431,740	10,181,789
Unilever NV	502,937	29,809,831
Unilever PLC	381,652	22,597,460
United Utilities Group PLC	236,985	2,615,711
Vodafone Group PLC	9,254,094	18,355,335

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
United Kingdom (Continued)
Weir Group PLC	82,383	$1,486,907
Whitbread PLC	48,691	2,897,459
Wm Morrison Supermarkets PLC	804,057	2,062,177
WPP PLC	433,088	5,604,147

		724,259,483

United States (d) — 0.0%
Carnival PLC	57,302	2,410,850

TOTAL COMMON STOCKS (Cost $4,827,770,772)		4,952,718,222

PREFERRED STOCKS — 0.5%
Germany — 0.5%
Bayerische Motoren Werke AG	17,808	1,098,669
FUCHS PETROLUB SE	27,171	1,173,425
Henkel AG & Co. KGaA	60,068	6,345,047
Porsche Automobil Holding SE	52,303	3,871,063
Sartorius AG	12,232	2,577,959
Volkswagen AG	63,398	12,256,510

		27,322,673

TOTAL PREFERRED STOCKS (Cost $32,267,755)		27,322,673

	Number of Shares	Value
SECURITIES LENDING COLLATERAL — 0.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.53% (e)(f) (Cost $37,428,883)	37,428,883	$37,428,883

CASH EQUIVALENTS — 2.9%
DWS ESG Liquidity Fund “Capital Shares”, 1.82% (e)	36,065,551	36,072,763
DWS Government Money Market Series “Institutional Shares”, 1.58% (e)	115,970,756	115,970,756

TOTAL CASH EQUIVALENTS (Cost $152,036,306)		152,043,519

TOTAL INVESTMENTS — 100.1% (Cost $5,049,503,716)		$5,169,513,297
Other assets and liabilities, net — (0.1%)		(7,711,579)

NET ASSETS — 100.0%		$5,161,801,718

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2019 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2019	Value ($) at 11/30/2019
COMMON STOCKS — 0.1%
Germany — 0.1%
Deutsche Bank AG (c)
4,581,152	26,133	—		—	275,312	—	—	677,242	4,882,597

SECURITIES LENDING COLLATERAL — 0.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.53% (e)(f)
98,060,983	—	(60,632,100	) (g)	—	—	547,082	—	37,428,883	37,428,883

CASH EQUIVALENTS — 2.9%
DWS ESG Liquidity Fund “Capital Shares”, 1.82% (e)
50,653,027	412,523	(15,003,000)		3,000	7,213	426,828	—	36,065,551	36,072,763
DWS Government Money Market Series “Institutional Shares”, 1.58% (e)
36,831,101	792,965,339	(713,825,684)		—	—	715,273	—	115,970,756	115,970,756

190,126,263	793,403,995	(789,460,784)		3,000	282,525	1,689,183	—	190,142,432	194,354,999

*	Non-income producing security.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2019 amounted to $48,474,498, which is 0.9% of net assets.

(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Securities are listed in country of domicile and trade on exchanges within the MSCI EAFE US Dollar Hedged Index.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $14,630,569.

(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2019.

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
SDR:	Swedish Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At November 30, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
AMSTERDAM Index Futures	EUR	72	$9,466,869	$9,474,750	12/20/2019	$3,366
CAC40 10 EURO Futures	EUR	312	20,264,504	20,276,670	12/20/2019	3,378
DAX Index Futures	EUR	44	15,454,514	16,053,047	12/20/2019	645,862
FTSE/MIB Index Futures	EUR	36	4,533,945	4,615,179	12/20/2019	88,520
FTSE 100 Index Futures	GBP	262	24,255,254	24,956,883	12/20/2019	174,324
HANG SENG Index Futures	HKD	34	5,866,176	5,718,678	12/30/2019	(148,185)
IBEX 35 Index Futures	EUR	44	4,534,615	4,520,327	12/20/2019	(16,180)
MSCI EAFE Futures	USD	140	13,283,447	13,841,100	12/20/2019	557,653
MSCI SING IX ETS	SGD	81	2,193,897	2,181,202	12/30/2019	(7,946)
OMXS30 Index Futures	SEK	233	4,228,621	4,209,041	12/20/2019	(61,587)
SPI 200 Futures	AUD	100	11,489,544	11,593,497	12/19/2019	224,440
SWISS MKT IX Futures	CHF	158	16,108,713	16,583,680	12/20/2019	557,686
TOPIX Index Futures	JPY	284	42,244,235	44,031,611	12/12/2019	2,225,496

Total net unrealized appreciation						$4,246,827

As of November 30, 2019, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Citigroup Global Markets	12/4/2019	AUD	226,397,342	USD	156,103,231	$2,949,670	$—
JP Morgan & Chase Co.	12/4/2019	AUD	238,734,500	USD	164,601,469	3,102,052	—
Morgan Stanley Capital	12/4/2019	AUD	24,419,000	USD	16,836,290	317,294	—
RBC Capital Markets	12/4/2019	AUD	19,965,300	USD	13,766,394	260,242	—
JP Morgan & Chase Co.	12/4/2019	CHF	126,131,100	USD	128,096,745	1,915,971	—
Morgan Stanley Capital	12/4/2019	CHF	6,877,000	USD	6,975,954	96,245	—
Morgan Stanley Capital	12/4/2019	CHF	198,743,900	USD	201,852,427	3,030,257	—
RBC Capital Markets	12/4/2019	CHF	129,496,900	USD	131,521,008	1,973,109	—
Citigroup Global Markets	12/4/2019	DKK	204,677,000	USD	30,633,849	443,648	—
JP Morgan & Chase Co.	12/4/2019	DKK	193,321,100	USD	28,932,168	416,981	—
Morgan Stanley Capital	12/4/2019	DKK	48,354,900	USD	7,237,157	104,728	—
RBC Capital Markets	12/4/2019	DKK	134,287,600	USD	20,099,143	291,497	—
RBC Capital Markets	12/4/2019	DKK	21,632,000	USD	3,237,610	46,854	—
Citigroup Global Markets	12/4/2019	EUR	27,467,000	USD	30,702,338	431,797	—
Citigroup Global Markets	12/4/2019	EUR	322,009,000	USD	359,935,220	5,058,942	—
JP Morgan & Chase Co.	12/4/2019	EUR	510,835,900	USD	570,987,849	8,011,215	—
Morgan Stanley Capital	12/4/2019	EUR	70,900,000	USD	79,249,893	1,113,170	—
RBC Capital Markets	12/4/2019	EUR	488,726,100	USD	546,291,681	7,681,582	—
Citigroup Global Markets	12/4/2019	GBP	21,100,000	USD	27,327,876	32,966	—
JP Morgan & Chase Co.	12/4/2019	GBP	230,089,500	USD	298,005,018	361,791	—
Morgan Stanley Capital	12/4/2019	GBP	222,623,300	USD	288,330,567	345,599	—
RBC Capital Markets	12/4/2019	GBP	167,285,400	USD	216,663,868	263,875	—
JP Morgan & Chase Co.	12/4/2019	HKD	446,735,900	USD	56,985,836	—	(79,773)
Morgan Stanley Capital	12/4/2019	HKD	400,000,000	USD	51,022,361	—	(73,249)
RBC Capital Markets	12/4/2019	HKD	429,988,600	USD	54,849,333	—	(76,992)
RBC Capital Markets	12/4/2019	HKD	39,304,000	USD	5,013,460	—	(7,195)
JP Morgan & Chase Co.	12/4/2019	ILS	11,898,100	USD	3,381,700	—	(42,257)
Morgan Stanley Capital	12/4/2019	ILS	24,544,200	USD	6,975,925	—	(87,244)
RBC Capital Markets	12/4/2019	ILS	19,979,700	USD	5,678,072	—	(71,555)

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
RBC Capital Markets	12/4/2019	ILS	4,583,000	USD	1,302,420	$—	$(16,446)
Citigroup Global Markets	12/4/2019	JPY	35,124,696,500	USD	325,442,620	4,415,539	—
JP Morgan & Chase Co.	12/4/2019	JPY	38,190,991,500	USD	353,843,082	4,791,168	—
Morgan Stanley Capital	12/4/2019	JPY	17,141,089,900	USD	158,816,732	2,153,341	—
RBC Capital Markets	12/4/2019	JPY	39,777,108,300	USD	368,552,260	5,003,810	—
RBC Capital Markets	12/4/2019	JPY	4,613,957,000	USD	42,750,087	580,181	—
Citigroup Global Markets	12/4/2019	NOK	62,530,500	USD	6,811,555	24,312	—
JP Morgan & Chase Co.	12/4/2019	NOK	36,727,200	USD	4,000,741	14,263	—
Morgan Stanley Capital	12/4/2019	NOK	66,588,000	USD	7,251,873	24,217	—
RBC Capital Markets	12/4/2019	NOK	123,011,000	USD	13,399,935	47,962	—
JP Morgan & Chase Co.	12/4/2019	NZD	715,500	USD	459,100	—	(139)
JP Morgan & Chase Co.	12/4/2019	NZD	1,468,000	USD	941,941	—	(286)
Morgan Stanley Capital	12/4/2019	NZD	9,705,900	USD	6,227,674	—	(1,996)
RBC Capital Markets	12/4/2019	NZD	6,064,800	USD	3,891,400	—	(1,253)
Citigroup Global Markets	12/4/2019	SEK	586,670,900	USD	60,988,939	—	(280,208)
JP Morgan & Chase Co.	12/4/2019	SEK	383,218,000	USD	39,840,148	—	(181,336)
RBC Capital Markets	12/4/2019	SEK	242,084,700	USD	25,167,150	—	(115,037)
RBC Capital Markets	12/4/2019	SEK	61,416,000	USD	6,384,752	—	(29,245)
Citigroup Global Markets	12/4/2019	SGD	1,027,000	USD	754,806	3,883	—
Citigroup Global Markets	12/4/2019	SGD	7,720,400	USD	5,674,357	29,346	—
JP Morgan & Chase Co.	12/4/2019	SGD	38,780,200	USD	28,501,231	145,877	—
RBC Capital Markets	12/4/2019	SGD	39,316,500	USD	28,896,910	149,423	—
Citigroup Global Markets	12/4/2019	USD	153,139,690	AUD	226,397,342	13,871	—
JP Morgan & Chase Co.	12/4/2019	USD	158,478,104	AUD	234,289,500	14,355	—
JP Morgan & Chase Co.	12/4/2019	USD	3,065,010	AUD	4,445,000	—	(58,051)
RBC Capital Markets	12/4/2019	USD	13,504,928	AUD	19,965,300	1,223	—
RBC Capital Markets	12/4/2019	USD	16,517,500	AUD	24,419,000	1,496	—
Citigroup Global Markets	12/4/2019	USD	205,769,054	CHF	205,620,900	—	(67,175)
JP Morgan & Chase Co.	12/4/2019	USD	126,221,854	CHF	126,131,100	—	(41,080)
RBC Capital Markets	12/4/2019	USD	129,589,946	CHF	129,496,900	—	(42,046)
Citigroup Global Markets	12/4/2019	USD	30,206,762	DKK	204,677,000	—	(16,561)
JP Morgan & Chase Co.	12/4/2019	USD	28,530,437	DKK	193,321,100	—	(15,251)
RBC Capital Markets	12/4/2019	USD	23,010,821	DKK	155,919,600	—	(12,419)
RBC Capital Markets	12/4/2019	USD	7,136,280	DKK	48,354,900	—	(3,851)
Citigroup Global Markets	12/4/2019	USD	385,357,400	EUR	349,476,000	—	(210,580)
JP Morgan & Chase Co.	12/4/2019	USD	563,282,400	EUR	510,835,900	—	(305,766)
RBC Capital Markets	12/4/2019	USD	538,901,654	EUR	488,726,100	—	(291,555)
RBC Capital Markets	12/4/2019	USD	78,179,019	EUR	70,900,000	—	(42,296)
Citigroup Global Markets	12/4/2019	USD	27,293,610	GBP	21,100,000	1,300	—
Citigroup Global Markets	12/4/2019	USD	287,974,370	GBP	222,623,300	10,598	—
JP Morgan & Chase Co.	12/4/2019	USD	14,048,357	GBP	10,846,000	—	(17,998)
JP Morgan & Chase Co.	12/4/2019	USD	283,599,141	GBP	219,243,500	13,726	—
RBC Capital Markets	12/4/2019	USD	216,389,353	GBP	167,285,400	10,641	—
JP Morgan & Chase Co.	12/4/2019	USD	57,071,238	HKD	446,735,900	—	(5,630)
RBC Capital Markets	12/4/2019	USD	51,099,991	HKD	400,000,000	—	(4,381)
RBC Capital Markets	12/4/2019	USD	59,952,119	HKD	469,292,600	—	(5,140)
Citigroup Global Markets	12/4/2019	USD	7,073,405	ILS	24,544,200	—	(10,236)
JP Morgan & Chase Co.	12/4/2019	USD	3,428,916	ILS	11,898,100	—	(4,959)
RBC Capital Markets	12/4/2019	USD	7,078,798	ILS	24,562,700	—	(10,305)
Citigroup Global Markets	12/4/2019	USD	320,764,696	JPY	35,124,696,500	262,385	—
JP Morgan & Chase Co.	12/4/2019	USD	348,762,164	JPY	38,190,991,500	289,750	—
RBC Capital Markets	12/4/2019	USD	405,381,197	JPY	44,391,065,300	337,159	—
RBC Capital Markets	12/4/2019	USD	156,533,201	JPY	17,141,089,900	130,190	—
Citigroup Global Markets	12/4/2019	USD	6,789,783	NOK	62,530,500	—	(2,540)
JP Morgan & Chase Co.	12/4/2019	USD	3,987,942	NOK	36,727,200	—	(1,464)
RBC Capital Markets	12/4/2019	USD	7,230,317	NOK	66,588,000	—	(2,661)
RBC Capital Markets	12/4/2019	USD	13,356,889	NOK	123,011,000	—	(4,916)
Citigroup Global Markets	12/4/2019	USD	6,230,343	NZD	9,705,900	—	(673)

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
JP Morgan & Chase Co.	12/4/2019	USD	1,401,617	NZD	2,183,500	$—	$(151)
RBC Capital Markets	12/4/2019	USD	3,893,080	NZD	6,064,800	—	(427)
Citigroup Global Markets	12/4/2019	USD	61,294,100	SEK	586,670,900	—	(24,953)
JP Morgan & Chase Co.	12/4/2019	USD	40,036,796	SEK	383,218,000	—	(15,312)
RBC Capital Markets	12/4/2019	USD	31,708,328	SEK	303,500,700	—	(12,144)
Citigroup Global Markets	12/4/2019	USD	6,397,127	SGD	8,747,400	—	(1,193)
JP Morgan & Chase Co.	12/4/2019	USD	28,360,476	SGD	38,780,200	—	(5,122)
RBC Capital Markets	12/4/2019	USD	28,751,691	SGD	39,316,500	—	(4,204)
Citigroup Global Markets	1/6/2020	AUD	226,397,342	USD	153,273,265	—	(26,452)
Citigroup Global Markets	1/6/2020	AUD	13,810,000	USD	9,349,922	—	(1,199)
JP Morgan & Chase Co.	1/6/2020	AUD	234,289,500	USD	158,620,552	—	(23,157)
RBC Capital Markets	1/6/2020	AUD	19,965,300	USD	13,518,105	—	(935)
RBC Capital Markets	1/6/2020	AUD	24,419,000	USD	16,533,617	—	(1,144)
Citigroup Global Markets	1/6/2020	CHF	205,620,900	USD	206,399,024	65,583	—
Citigroup Global Markets	1/6/2020	CHF	5,430,000	USD	5,450,467	1,650	—
JP Morgan & Chase Co.	1/6/2020	CHF	126,131,100	USD	126,603,966	35,782	—
RBC Capital Markets	1/6/2020	CHF	129,496,900	USD	129,987,603	41,955	—
Citigroup Global Markets	1/6/2020	DKK	204,677,000	USD	30,294,109	15,454	—
JP Morgan & Chase Co.	1/6/2020	DKK	193,321,100	USD	28,613,597	14,863	—
RBC Capital Markets	1/6/2020	DKK	155,919,600	USD	23,077,661	11,875	—
RBC Capital Markets	1/6/2020	DKK	48,354,900	USD	7,157,009	3,683	—
Citigroup Global Markets	1/6/2020	EUR	349,476,000	USD	386,363,192	203,454	—
Citigroup Global Markets	1/6/2020	EUR	23,711,000	USD	26,213,293	13,401	—
JP Morgan & Chase Co.	1/6/2020	EUR	510,835,900	USD	564,749,010	291,773	—
RBC Capital Markets	1/6/2020	EUR	488,726,100	USD	540,304,786	278,167	—
RBC Capital Markets	1/6/2020	EUR	70,900,000	USD	78,382,573	40,354	—
Citigroup Global Markets	1/6/2020	GBP	21,100,000	USD	27,334,396	42	—
Citigroup Global Markets	1/6/2020	GBP	222,623,300	USD	288,398,467	—	(2,675)
JP Morgan & Chase Co.	1/6/2020	GBP	219,243,500	USD	284,016,361	—	(6,362)
RBC Capital Markets	1/6/2020	GBP	167,285,400	USD	216,707,362	—	(5,356)
JP Morgan & Chase Co.	1/6/2020	HKD	446,735,900	USD	57,040,224	—	(3,920)
RBC Capital Markets	1/6/2020	HKD	400,000,000	USD	51,074,153	—	(2,238)
RBC Capital Markets	1/6/2020	HKD	469,292,600	USD	59,921,805	—	(2,626)
Citigroup Global Markets	1/6/2020	ILS	24,544,200	USD	7,084,451	9,110	—
JP Morgan & Chase Co.	1/6/2020	ILS	11,898,100	USD	3,434,170	4,312	—
RBC Capital Markets	1/6/2020	ILS	24,562,700	USD	7,089,621	8,947	—
Citigroup Global Markets	1/6/2020	NOK	62,530,500	USD	6,792,801	2,741	—
JP Morgan & Chase Co.	1/6/2020	NOK	36,727,200	USD	3,989,698	1,566	—
RBC Capital Markets	1/6/2020	NOK	66,588,000	USD	7,233,541	2,885	—
RBC Capital Markets	1/6/2020	NOK	123,011,000	USD	13,362,845	5,330	—
Citigroup Global Markets	1/6/2020	NZD	9,705,900	USD	6,233,663	600	—
JP Morgan & Chase Co.	1/6/2020	NZD	2,183,500	USD	1,402,331	102	—
RBC Capital Markets	1/6/2020	NZD	6,064,800	USD	3,895,057	284	—
Citigroup Global Markets	1/6/2020	SGD	8,747,400	USD	6,398,695	776	—
JP Morgan & Chase Co.	1/6/2020	SGD	38,780,200	USD	28,365,724	1,573	—
RBC Capital Markets	1/6/2020	SGD	39,316,500	USD	28,759,368	2,962	—
Citigroup Global Markets	1/7/2020	JPY	2,530,245,000	USD	23,171,463	—	(20,831)
Citigroup Global Markets	1/7/2020	JPY	35,124,696,500	USD	321,669,458	—	(284,458)
JP Morgan & Chase Co.	1/7/2020	JPY	38,190,991,500	USD	349,748,767	—	(310,892)
RBC Capital Markets	1/7/2020	JPY	44,391,065,300	USD	406,537,647	—	(352,056)
RBC Capital Markets	1/7/2020	JPY	17,141,089,900	USD	156,979,751	—	(135,942)
Citigroup Global Markets	1/7/2020	SEK	586,670,900	USD	61,436,976	25,055	—
JP Morgan & Chase Co.	1/7/2020	SEK	383,218,000	USD	40,130,725	15,979	—
RBC Capital Markets	1/7/2020	SEK	303,500,700	USD	31,783,340	13,294	—

Total unrealized appreciation (depreciation)						$57,833,053	$(3,485,494)

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Hedged Equity ETF (Continued)

November 30, 2019 (Unaudited)

For information on the Fund’s policy and additional disclosures regarding open futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (h)	$4,952,718,222	$—	$—	$4,952,718,222
Preferred Stocks	27,322,673	—	—	27,322,673
Short-Term Investments (h)	189,472,402	—	—	189,472,402
Derivatives (i)
Forward Foreign Currency Contracts	—	57,833,053	—	57,833,053
Futures Contracts	4,480,725	—	—	4,480,725

TOTAL	$5,173,994,022	$57,833,053	$—	$5,231,827,075

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Forward Foreign Currency Contracts	$—	$(3,485,494)	$—	$(3,485,494)
Futures Contracts	(233,898)	—	—	(233,898)

TOTAL	$(233,898)	$(3,485,494)	$—	$(3,719,392)

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

See Notes to Financial Statements.	17

DBX ETF Trust

Statement of Assets and Liabilities

November 30, 2019 (Unaudited)

Xtrackers MSCI EAFE Hedged Equity ETF
Assets
Investment in non-affiliated securities at value	$4,975,158,298
Investment in affiliated securities at value	4,882,597
Investment in DWS ESG Liquidity Fund*	36,072,763
Investment in DWS Government Money Market Series*	115,970,756
Investment in DWS Government & Agency Securities Portfolio**	37,428,883
Cash	2,117,635
Foreign currency at value	1,919,059
Unrealized appreciation on forward foreign currency contracts	57,833,053
Deposit with broker for futures contracts	8,497,763
Receivables:
Investment securities sold	707,567
Dividends	14,686,256
Interest	106,157
Securities lending income	63,118
Foreign tax reclaim	8,790,919

Total assets	$5,264,234,824

Liabilities
Payable upon return of securities loaned	$37,428,883
Payable upon return of deposit for forward foreign currency contracts	57,596,213
Unrealized depreciation on forward foreign currency contracts	3,485,494
Payables:
Investment advisory fees	1,462,486
Variation margin on futures contracts	2,460,030

Total liabilities	102,433,106

Net Assets, at value	$5,161,801,718

Net Assets Consist of
Paid-in capital	$5,124,653,247
Distributable earnings (loss)	37,148,471

Net Assets, at value	$5,161,801,718

Number of Common Shares outstanding	153,550,800

Net Asset Value	$33.62

Investment in non-affiliated securities at cost	$4,838,375,804

Investment in affiliated securities at cost	$21,662,723

Value of securities loaned	$48,474,498

Investment in DWS ESG Liquidity Fund at cost*	$36,065,550

Investment in DWS Government Money Market Series at cost*	$115,970,756

Investment in DWS Government & Agency Securities Portfolio at cost**	$37,428,883

Non-cash collateral for securities on loan	$14,630,569

Foreign currency at cost	$1,932,848

* Includes collateral held for forward foreign currency contracts	$57,596,213

**	Represents collateral on securities loaned.

See Notes to Financial Statements.	18

DBX ETF Trust

Statement of Operations

For the Six Months Ended November 30, 2019 (Unaudited)

Xtrackers MSCI EAFE Hedged Equity ETF
Investment Income
Unaffiliated dividend income*	$54,813,656
Income distributions from affiliated funds	1,142,101
Affiliated securities lending income	547,082

Total investment income	56,502,839

Expenses
Investment advisory fees	8,591,680
Other expenses	203,148

Total expenses	8,794,828

Less fees waived (see note 3):
Waiver	(30,443)

Net expenses	8,764,385

Net investment income (loss)	47,738,454

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(44,578,319)
Investments in affiliates	3,000
Futures contracts	7,789,439
Foreign currency transactions	(278,474)
Forward foreign currency contracts	29,361,589

Net realized gain (loss)	(7,702,765)
Net change in unrealized appreciation (depreciation) on:
Investments	430,511,967
Investments in affiliates	282,525
Futures contracts	5,331,546
Foreign currency translations	(301,836)
Forward foreign currency contracts	48,985,778

Net change in unrealized appreciation (depreciation)	484,809,980

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	477,107,215

Net Increase (Decrease) in Net Assets Resulting from Operations	$524,845,669

* Unaffiliated foreign tax withheld	$3,842,633

See Notes to Financial Statements.	19

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers MSCI EAFE Hedged Equity ETF
	For the Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$47,738,454	$158,783,318
Net realized gain (loss)	(7,702,765)	406,716,574
Net change in net unrealized appreciation (depreciation)	484,809,980	(611,668,057)

Net increase (decrease) in net assets resulting from operations	524,845,669	(46,168,165)

Distributions to Shareholders	(103,638,363)	(162,803,052)

Fund Shares Transactions
Proceeds from shares sold	25,512,050	—
Value of shares redeemed	—	(1,216,365,527)

Net increase (decrease) in net assets resulting from fund share transactions	25,512,050	(1,216,365,527)

Total net increase (decrease) in Net Assets	446,719,356	(1,425,336,744)

Net Assets
Beginning of period	4,715,082,362	6,140,419,106

End of period	$5,161,801,718	$4,715,082,362

Changes in Shares Outstanding
Shares outstanding, beginning of period	152,750,800	192,750,800
Shares sold	800,000	—
Shares redeemed	—	(40,000,000)

Shares outstanding, end of period	153,550,800	152,750,800

See Notes to Financial Statements.	20

DBX ETF Trust

Financial Highlights

Xtrackers MSCI EAFE Hedged Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2019 (Unaudited)		Years Ended May 31,
			2019		2018	2017	2016	2015
Net Asset Value, beginning of period	$30.87		$31.86		$30.68	$26.48	$30.75	$27.81

Income (loss) from investment operations:
Net investment income (loss)(a)	0.31		0.91		0.80	0.74	0.76	1.41
Net realized and unrealized gain (loss)	3.12		(1.00)		1.33	4.18	(4.03)	2.90

Total from investment operations	3.43		(0.09)		2.13	4.92	(3.27)	4.31

Less distributions from:
Net investment income	(0.68)		(0.90)		(0.95)	(0.72)	(0.88)	(1.37)
Net realized gains	—		—		—	—	(0.12)	(0.00	)(b)

Total distributions	(0.68)		(0.90)		(0.95)	(0.72)	(1.00)	(1.37)

Net Asset Value, end of period	$33.62		$30.87		$31.86	$30.68	$26.48	$30.75

Total Return (%)	11.25	**(c)	(0.14	)(c)	7.05	19.17	(10.90)	16.22

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	5,162		4,715		6,140	8,638	11,984	12,268
Ratio of expenses before fee waiver (%)	0.36	*	0.36		0.35	0.35	0.35	0.35
Ratio of expenses after fee waiver (%)	0.36	*	0.36		0.35	0.35	0.35	0.35
Ratio of net investment income (loss) (%)	1.94	*	2.93		2.57	2.72	2.82	4.81
Portfolio turnover rate (%)(d)	4	**	5		10	14	15	12

(a)	Based on average shares outstanding during the period.
(b)	Amount represents less than $0.005.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	21

DBX ETF Trust

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of November 30, 2019, the Trust consists of thirty-three investment series of exchange-traded funds (“ETFs”) in operation and trading. These financial statements report on Xtrackers MSCI EAFE Hedged Equity ETF (the “Fund”), a diversified series of the Trust. The Fund may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group Gmbh & Co. KGaA (“DWS Group”), serves as investment advisor to the Fund and has overall responsibility for the general management and administration of the Fund, subject to the supervision of the Fund’s Board of Trustees (“Board”).

The Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 200,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Fund’s distributor. Shares are not individually redeemable securities of the Fund, and owners of shares may acquire those shares from the Fund or tender such shares for redemption to the Fund, in Creation Units only.

The investment objective of the Fund is to track the performance, before fees and expenses, of the MSCI EAFE US Dollar Hedged Index (the “Underlying Index”).

MSCI is the creator of the MSCI EAFE US Dollar Hedged Index. The MSCI EAFE US Dollar Hedged Index is designed to provide exposure to equity securities in developed international stock markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected non-U.S. currencies.

The Underlying Index is rebalanced monthly on the last trading day of the month, when the index will take into account the effect of rolling into new 1-month forward contracts based on the newly determined weights of currency to be sold for the next month’s index calculation. The currency weights are determined as of the close of two business days before the first calendar day of following month and remain constant intra month. This means that no changes in the weights are made during the month to account for changes in the indexes due to price movement of securities, corporate events, additions, deletions or any other changes. The daily calculation of the Underlying Index marks to market the one-month forward contracts on a daily basis by using an equal and offsetting forward position.

The Fund is entitled to use its Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Fund in connection with the licensing agreement.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Fund.

Security Valuation    The NAV of the Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

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Notes to Financial Statements (Unaudited) (Continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Investments in open-ended investment companies are valued at their NAV each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Interest income is recorded on the accrual basis.

Tax Information and Dividends and Distributions to Shareholders    It is the Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). The Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of the Fund to pay out dividends from its net investment income, if any, to investors semi-annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Fund may occasionally be required to make supplemental distributions at some other time during the year. The Fund reserves the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to

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DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statement of Operations. For the period ended November 30, 2019, the Fund did not incur any interest or penalties.

At May 31, 2019, for Federal income tax purposes, the Fund had capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

Short-Term	Long-Term	Total Amount
$47,997,241	$86,149,726	$134,146,967

As of May 31, 2019, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
$5,148,278,723	$(349,774,152)	$490,330,152	$(840,104,304)

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes    The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in their Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of November 30, 2019, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Fund is maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

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DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Securities Lending    The Fund may lend securities to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended November 30, 2019, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.12% annualized effective rate as of November 30, 2019) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of November 30, 2019, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of November 30, 2019

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Common Stocks	$37,428,883	$45,692	$814,024	$13,770,853	$52,059,452

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$52,059,452

Derivatives

Forward Foreign Currency Contracts    The Fund may enter into forward foreign currency contracts (“forward currency contracts”) designed to offset the Fund’s exposure to non-U.S. currencies. In addition, the Fund may enter into forward currency contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders.

A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. For the period ended November 30, 2019, the Fund invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies.

The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency contracts. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

A summary of the open forward currency contracts as of November 30, 2019 is included in a table following the Fund’s Schedule of Investments. The investment in forward currency contracts short vs. U.S. dollars had a contract value generally indicative of a range of the total exposure the Fund had to the value of non U.S currencies during the period ended November 30, 2019.

Futures Contracts    The Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. The Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. The Fund will not use futures for

25

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Notes to Financial Statements (Unaudited) (Continued)

speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended November 30, 2019, the Fund utilized futures in order to simulate investment in the Fund’s Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time the Fund enters into a futures contract, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of November 30, 2019 is included in a table following the Fund’s Schedule of Investments.

The following table summarizes the value of the Fund’s derivative instruments held as of November 30, 2019 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives

Equity contracts	Unrealized appreciation on futures contracts*	$4,480,725	Unrealized depreciation on futures contracts*	$233,898

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	57,833,053	Unrealized depreciation on forward foreign currency contracts	3,485,494

	Total	$62,313,778	Total	$3,719,392

*

Includes cumulative appreciation or cumulative depreciation of futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Fund’s earnings during the period ended November 30, 2019 and the related location in the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:

Net Realized Gain (Loss) from:

Futures Contracts — Equity Contracts	Forward Foreign Currency Contracts — Foreign Exchange Contracts	Total
$7,789,439	$29,361,589	$37,151,028
Net Change in Unrealized Appreciation (Depreciation) on:

Futures Contracts — Equity Contracts	Forward Foreign Currency Contracts — Foreign Exchange Contracts	Total
$5,331,546	$48,985,778	$54,317,324

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DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

For the period ended November 30, 2019 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)	Forward Foreign Currency Contracts (Contract Value)
$137,646,402	$(4,731,185,430)

As of November 30, 2019, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. Interest expense from collateral received, if any, is included in Other expenses on the Statement of Operations. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received(a)	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged(a)	Net Amount of Derivatives Liabilities
Citigroup Global Markets	$14,016,123	$(949,734)	$13,066,389	$—	$949,734	$(949,734)	$—	$—
JP Morgan & Chase Co.	19,443,099	(1,118,906)	18,324,193	—	1,118,906	(1,118,906)	—	—
Morgan Stanley Capital	7,184,851	(162,489)	7,022,362	—	162,489	(162,489)	—	—
RBC Capital Markets	17,188,980	(1,254,365)	15,934,615	—	1,254,365	(1,254,365)	—	—

	$57,833,053	$(3,485,494)	$54,347,559	$—	$3,485,494	$(3,485,494)	$—	$—

(a)	The actual collateral received or pledged may be more than amount shown.

Affiliated Cash Management Vehicles    The Fund may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable NAV and DWS ESG Liquidity Fund maintains a floating NAV. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. To the extent that the affiliated money market funds pay an investment management fee to DIMA, the Advisor will waive an amount of the unitary management fee payable to the Advisor by the Fund equal to the amount of the unitary management fee payable on the Fund’s assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Fund, subject to the supervision of the Fund’s Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Fund, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Fund to operate.

For its investment advisory services to the Fund, the Advisor is entitled to receive a unitary management fee from the Fund based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to 0.35%.

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DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

The Advisor for the Fund has contractually agreed to waive a portion of its management fees in an amount equal to the acquired fund’s fees and expenses attributable to the Fund’s investments in affiliated cash management vehicles. For the period from June 1, 2018 through November 30, 2019, the Advisor waived $30,443 of expenses to the Fund.

Out of the unitary management fee, the Advisor pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. The Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for the Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Fund’s Independent Trustees).

4. Investment Portfolio Transactions

For the period ended November 30, 2019, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

Purchases	Sales
$201,058,872	$259,741,693

For the period ended November 30, 2019, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Purchases	Sales
$23,811,088	$ —

5. Fund Share Transactions

As of November 30, 2019, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by the Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

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DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Portfolio Holdings Information

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q or Form N-PORT (available for filings after March 31, 2019). Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about the Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount & Premium Information

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

29

DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax advisor, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.Xtrackers.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

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DBX ETF Trust

This report is intended for the shareholders of DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The Fund’s use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in the Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the fund. Please read the prospectus for more information.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

The Funds or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by MSCI, and MSCI bears no liability with respect to any such Funds or securities or any index on which such Funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX Advisors LLC and any related funds.

Copyright © 2020 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 875 Third Avenue New York, NY 10022	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1000 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-049078-4 (1/20) DBX004203 (1/21)

November 30, 2019

Semi-Annual Report

DBX ETF Trust

Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF (EMIH)

Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF (HYIH)

Xtrackers Investment Grade Bond — Interest Rate Hedged ETF (IGIH)

Xtrackers Municipal Infrastructure Revenue Bond ETF (RVNU)

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (HDAW)

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (HDEF)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this semi-annual report for our 6 ETFs tracking the fixed income market for the period ended November 30, 2019.

The global economy experienced a slower pace of growth during the reporting period, owing to geo-political tensions, impact of prolonged trade war between the U.S.-China and a downturn in the manufacturing sector. A resilient service sector boosted employment growth, supporting domestic demand in several advanced economies. In the U.S, trade related uncertainty had negative impacts on investment, but employment and consumption remained robust, buoyed by policy stimulus. The Eurozone economy declined due to weak growth in foreign demand and a drawdown of inventories, reflecting weak industrial production. Moreover, growth in emerging markets has been affected by the global trade and manufacturing slump amid tailwinds from the decline in core market interest rates. The Chinese economy also experienced slower growth as a result of weak industrial production and subdued external demand.

Monetary policymakers shifted towards accommodation in the face of weak global growth, with major central banks extending a wave of rate cuts. The Federal Reserve Board (FRB) switched gears this year by reducing its policy rates at three consecutive meetings, with rates hovering between 1.5% and 1.75%, to ease the effects of slowing global growth. The FRB justified its policy rate reduction to serve as insurance against a number of risks, uncertainties that weigh on the outlook, and concerns about below-target inflation. The European Central Bank (ECB) unveiled a comprehensive policy package to support the flagging economy, including pushing interest rates into negative territory and re-activating its quantitative easing program by buying bonds as long as necessary. Nevertheless, fears of recession, sparked by the inversion of the yield curve between 2-year and 10-year U.S. government bonds, subsided in late autumn.

Led by the FRB and ECB, other central banks also provided renewed easing to boost financial conditions and as inflation remained muted. The People’s Bank of China lowered its medium-term lending facility to remain focused on stabilizing credit growth and decreasing financing costs to support growth. The Bank of Japan held its monetary policy steady and unveiled a new forward guidance to signal it is poised to cut rates, underlining its concern that external risks could derail the economy. Elsewhere, the Bank of England resisted by not opting to adjust borrowing costs to help sustain growth and employment in the midst of U.K.’s elections and Brexit1 uncertainty. Separately, equity markets worldwide lost some ground during the reporting period but are still well above the lows during the sell-off at the end of 2018 supported by loose monetary policies and rebound in corporate growth earnings.

Looking ahead, global growth has become less skewed to the downside, with accommodative monetary policy from major central banks and decreasing political uncertainties. However, the recent rise in financial stress in China and announcements of manufacturing job losses in Germany could weigh on sentiment. Improved prospects for a limited phase one deal between the U.S. and China and reduced risk of no-deal Brexit should help the economy recover, albeit at a slower pace. Given the economic backdrop of an uncertain environment, hedging interest rate exposure would play a significant role in managing investments in fixed income markets.

Our team appreciates your trust and looks forward to continue serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1 Brexit is a combination of the words “Britain” and “Exit” and describes the exit of the United Kingdom from the European Union.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

1

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF (EMIH)

The Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive Emerging Markets Bond — Interest Rate Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of a basket of U.S. dollar denominated emerging markets bonds and is comprised of (a) long positions in U.S. dollar-denominated government debt issued by emerging market countries, and (b) short positions in U.S. Treasury notes or bonds of, in aggregate, approximate equivalent duration to the emerging markets sovereign debt. It is not possible to invest directly into an index.

Quality* as of November 30, 2019

Description	% of Market Value
AA	5.4%
A	19.7%
BBB	45.2%
BB	5.1%
B	24.6%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”) or Standard & Poor’s Corporation (S&P) credit ratings. The ratings of Moody’s and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of November 30, 2019

Qatar	5.4%
Indonesia	5.4%
Peru	5.3%
Uruguay	5.3%
Philippines	5.3%
Colombia	5.2%
Mexico	5.1%
Brazil	5.1%
South Africa	5.1%
Ukraine	5.0%
Turkey	4.9%
Egypt	4.7%
Russia	4.5%
Sri Lanka	4.5%
Ecuador	4.0%
Poland	3.8%
Panama	3.7%
Hungary	3.5%
Kazakhstan	3.2%
Romania	2.9%
Chile	2.7%
Other	5.4%

Total	100.0%

Modified duration as of November 30, 2019: 0.0 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

* As a percent of total investments excluding cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 9.

2

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF (HYIH)

The Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporate Bond — Interest Rate Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of a basket of U.S. dollar-denominated high yield liquid corporate bonds and is comprised of (a) long positions in U.S. dollar-denominated high yield corporate bonds and (b) short positions in U.S. Treasury notes or bonds (“Treasury Securities”) of, in aggregate, approximate equivalent duration to the high yield bonds. It is not possible to invest directly into an index.

Quality* as of November 30, 2019

Description	% of Market Value
BBB	3.8%
BB	54.5%
B	33.8%
CCC	7.7%
C	0.2%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”) or Standard & Poor’s Corporation (S&P) credit ratings. The ratings of Moody’s and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Sector Diversification* as of November 30, 2019

Communications	25.3%
Consumer, Non-cyclical	19.4%
Consumer, Cyclical	15.2%
Energy	10.0%
Industrial	9.3%
Financial	8.8%
Technology	4.8%
Basic Materials	4.4%
Utilities	2.7%
Diversified	0.1%

Total	100.0%

Modified duration as of November 30, 2019: 0.1 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

* As a percentage of total investments excluding securities lending collateral and cash equivalents. Sector percentages include the sector allocations of the Underlying Funds in which the Fund invests.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 12.

3

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Investment Grade Bond — Interest Rate Hedged ETF (IGIH)

The Xtrackers Investment Grade Bond — Interest Rate Hedged ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD Investment Grade Bond — Interest Rate Hedged Index (the “Underlying Index”). The Underlying Index is designed to track the performance of a basket of U.S. dollar denominated investment grade liquid corporate bonds and is comprised of (a) long positions in U.S. dollar-denominated investment-grade corporate bonds and (b) short positions in U.S. Treasury notes or bonds (“Treasury Securities”) of, in aggregate, approximate equivalent duration to the investment-grade corporate bonds. It is not possible to invest directly into an index.

Quality* as of November 30, 2019

Description	% of Market Value
AAA	3.5%
AA	12.7%
A	41.8%
BBB	42.0%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”) or Standard & Poor’s Corporation (S&P) credit ratings. The ratings of Moody’s and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of November 30, 2019

United States	85.6%
United Kingdom	3.4%
Netherlands	2.5%
Canada	2.4%
Japan	1.5%
Guernsey	1.0%
Ireland	1.0%
Australia	0.9%
France	0.8%
Luxembourg	0.7%
Norway	0.2%

Total	100.0%

Sector Diversification* as of November 30, 2019

Financial	28.8%
Consumer, Non-cyclical	20.5%
Communications	13.2%
Energy	11.2%
Technology	10.2%
Industrial	5.7%
Consumer, Cyclical	5.7%
Utilities	2.5%
Basic Materials	2.2%

Total	100.0%

Modified duration as of November 30, 2019: 0.1 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 14.

4

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Municipal Infrastructure Revenue Bond ETF (RVNU)

The Xtrackers Municipal Infrastructure Revenue Bond ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive Municipal Infrastructure Revenue Bond Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the U.S. long-term tax exempt bond market, consisting of infrastructure revenue bonds. It is not possible to invest directly into an index.

Quality* as of November 30, 2019

Description	% of Market Value
AAA	6.2%
AA	45.6%
A	46.4%
BBB	1.8%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”) or Standard & Poor’s Corporation (S&P) credit ratings. The ratings of Moody’s and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Sector Diversification* as of November 30, 2019

Transportation	32.9%
Airport	29.5%
Water	19.4%
Power	7.8%
General	5.8%
Development	3.2%
Utilities	1.4%

Total	100.0%

Modified duration as of November 30, 2019: 6.4 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

* As a percent of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 23.

5

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (HDAW)

The Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI ACWI ex USA High Dividend Yield Index (the “Underlying Index”). The Underlying Index is designed to reflect the performance of equities (excluding real estate investment trusts (“REITs”)) in developed and emerging stock markets (excluding the United States) in its parent index, the MSCI ACWI ex US Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent. It is not possible to invest directly into an index

Ten Largest Equity Holdings as of November 30, 2019 (25.4% of Net Assets)

Description	% of Net Assets
TOTAL SA (France)	3.5%
Royal Bank of Canada (Canada)	3.2%
GlaxoSmithKline PLC (United Kingdom)	3.1%
Sanofi (France)	2.9%
Allianz SE (Germany)	2.8%
China Construction Bank Corp. (China)	2.1%
BHP Group Ltd. (Australia)	2.1%
Bayer AG (Germany)	1.9%
BASF SE (Germany)	1.9%
Bank of Nova Scotia (Canada)	1.9%

Country Diversification* as of November 30, 2019

United Kingdom	13.5%
Canada	11.7%
France	8.9%
Germany	8.6%
Japan	6.8%
China	6.7%
Hong Kong	5.5%
Australia	4.9%
Russia	3.8%
Taiwan	3.3%
Spain	3.2%
Switzerland	3.2%
South Africa	2.4%
Saudi Arabia	2.0%
Other	15.5%

Total	100.0%

Sector Diversification* as of November 30, 2019

Financials	31.0%
Materials	13.2%
Energy	11.9%
Health Care	8.4%
Communication Services	8.2%
Consumer Discretionary	6.8%
Utilities	6.7%
Industrials	5.0%
Real Estate	3.1%
Information Technology	3.1%
Consumer Staples	2.6%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds, securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 28.

6

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (HDEF)

The Xtrackers MSCI EAFE High Dividend Yield Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE High Dividend Yield Index (the “Underlying Index”). The Underlying Index is designed to reflect the performance of equities (excluding real estate investment trusts (“REITs”)) in its parent index, the MSCI EAFE Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2019 (39.3% of Net Assets)

Description	% of Net Assets
Sanofi (France)	5.1%
GlaxoSmithKline PLC (United Kingdom)	5.1%
Allianz SE (Germany)	5.0%
TOTAL SA (France)	4.8%
BASF SE (Germany)	3.9%
Zurich Insurance Group AG (Switzerland)	3.6%
Rio Tinto PLC (United Kingdom)	3.4%
Iberdrola SA (Spain)	3.3%
AXA SA (France)	2.9%
National Grid PLC (United Kingdom)	2.2%

Country Diversification* as of November 30, 2019

United Kingdom	25.7%
France	14.9%
Germany	11.8%
Japan	10.9%
Spain	6.1%
Hong Kong	6.0%
Switzerland	5.3%
Australia	5.1%
Singapore	3.5%
Finland	3.5%
Italy	2.3%
Other	4.9%

Total	100.0%

Sector Diversification* as of November 30, 2019

Financials	23.3%
Materials	14.7%
Utilities	11.2%
Health Care	10.8%
Consumer Discretionary	10.0%
Communication Services	9.1%
Industrials	7.1%
Energy	5.3%
Real Estate	4.1%
Consumer Staples	2.4%
Information Technology	2.0%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 34.

7

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. In addition to the ongoing expenses which each Fund bears directly, the Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF shareholders indirectly bear the expenses of Xtrackers High Beta High Yield Bond ETF and Xtrackers USD High Yield Corporate Bond ETF (the “Underlying Funds”) in which the Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF invests. In the most recent six-month period the Funds limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the six month period and held for the entire period (June 1, 2019 to November 30, 2019).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2019	Ending Account Value November 30, 2019	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF
Actual	$1,000.00	$1,040.00	0.45%	$2.30
Hypothetical (5% return before expenses)	$1,000.00	$1,022.75	0.45%	$2.28
Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF (2)
Actual	$1,000.00	$1,038.70	0.19%	$0.97
Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	0.19%	$0.96
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF
Actual	$1,000.00	$1,045.50	0.25%	$1.28
Hypothetical (5% return before expenses)	$1,000.00	$1,023.75	0.25%	$1.26
Xtrackers Municipal Infrastructure Revenue Bond ETF
Actual	$1,000.00	$1,028.60	0.15%	$0.76
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	0.15%	$0.76
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF
Actual	$1,000.00	$1,095.70	0.20%	$1.05
Hypothetical (5% return before expenses)	$1,000.00	$1,024.00	0.20%	$1.01
Xtrackers MSCI EAFE High Dividend Yield Equity ETF
Actual	$1,000.00	$1,114.90	0.20%	$1.06
Hypothetical (5% return before expenses)	$1,000.00	$1,024.00	0.20%	$1.01

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 366.

(2) The Fund invests in other ETFs and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

8

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF

November 30, 2019 (Unaudited)

	Principal Amount	Value
SOVEREIGN BONDS — 95.7%
Brazil — 4.9%
Brazilian Government International Bond 8.875%, 4/15/24	$50,000	$63,396
4.25%, 1/7/25	275,000	289,470
8.25%, 1/20/34	50,000	68,205
7.125%, 1/20/37	30,000	38,052
5.625%, 1/7/41	125,000	137,773
5.00%, 1/27/45	200,000	203,187

		800,083

Chile — 2.6%
Chile Government International Bond 3.24%, 2/6/28	200,000	211,313
3.86%, 6/21/47	200,000	224,007

		435,320

China — 1.3%
Export-Import Bank of China 3.625%, 7/31/24, 144A	200,000	211,978

Colombia — 5.0%
Colombia Government International Bond 3.875%, 4/25/27	200,000	210,569
4.50%, 3/15/29	200,000	220,770
6.125%, 1/18/41	100,000	127,693
5.20%, 5/15/49	225,000	266,723

		825,755

Croatia — 1.3%
Croatia Government International Bond 5.50%, 4/4/23, 144A	200,000	220,893

Ecuador — 3.8%
Ecuador Government International Bond 10.75%, 3/28/22, 144A	200,000	176,563
8.875%, 10/23/27, 144A	275,000	219,408
7.875%, 1/23/28, 144A	300,000	234,854

		630,825

Egypt — 4.5%
Egypt Government International Bond 5.577%, 2/21/23, 144A	250,000	259,335
7.600%, 3/1/29, 144A	200,000	212,648
8.700%, 3/1/49, 144A	250,000	269,449

		741,432

El Salvador — 1.2%
El Salvador Government International Bond 7.65%, 6/15/35, 144A	180,000	195,468

Hungary — 3.3%
Hungary Government International Bond 5.75%, 11/22/23	110,000	124,125
5.375%, 3/25/24	232,000	261,551
7.625%, 3/29/41	100,000	163,382

		549,058

	Principal Amount	Value
Indonesia — 5.1%
Indonesia Government International Bond 4.125%, 1/15/25, 144A	$300,000	$320,899
5.25%, 1/8/47, 144A	250,000	306,755
Perusahaan Penerbit SBSN Indonesia III 4.55%, 3/29/26, 144A	200,000	218,307

		845,961

Kazakhstan — 3.0%
Kazakhstan Government International Bond 5.125%, 7/21/25, 144A	200,000	229,164
4.875%, 10/14/44, 144A	225,000	273,149

		502,313

Lebanon — 0.1%
Lebanon Government International Bond 6.85%, 5/25/29	25,000	11,388

Lithuania — 1.3%
Lithuania Government International Bond 6.625%, 2/1/22, 144A	200,000	219,595

Mexico — 4.9%
Mexico Government International Bond 4.00%, 10/2/23	110,000	116,250
4.50%, 4/22/29	225,000	246,938
Series A, MTN, 6.75%, 9/27/34	10,000	13,728
6.05%, 1/11/40	26,000	33,499
MTN, 4.75%, 3/8/44	90,000	98,409
5.55%, 1/21/45	35,000	42,643
4.60%, 1/23/46	225,000	241,073
GMTN, 5.75%, 10/12/10	10,000	11,669

		804,209

Panama — 3.6%
Panama Bonos del Tesoro Series A, 5.625%, 7/25/22	100,000	110,198
Panama Government International Bond 6.70%, 1/26/36	125,000	176,212
4.50%, 4/16/50	200,000	235,687
Panama Notas del Tesoro 3.75%, 4/17/26, 144A	60,000	63,442

		585,539

Peru — 5.1%
Peruvian Government International Bond 7.35%, 7/21/25	100,000	126,492
4.125%, 8/25/27	220,000	246,476
6.55%, 3/14/37	40,000	58,497
5.625%, 11/18/50	275,000	402,170

		833,635

Philippines — 5.0%
Philippine Government International Bond 4.20%, 1/21/24	325,000	350,742
5.00%, 1/13/37	200,000	255,426
3.70%, 2/2/42	200,000	226,162

		832,330

See Notes to Financial Statements.	9

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF (Continued)

November 30, 2019 (Unaudited)

	Principal Amount	Value
Poland — 3.6%
Republic of Poland Government International Bond 5.00%, 3/23/22	$150,000	$160,735
3.00%, 3/17/23	140,000	144,437
4.00%, 1/22/24	170,000	183,403
3.25%, 4/6/26	100,000	106,408

		594,983

Qatar — 5.1%
Qatar Government International Bond 4.00%, 3/14/29, 144A	250,000	278,950
9.75%, 6/15/30, 144A	90,000	148,396
6.40%, 1/20/40, 144A	100,000	146,333
4.625%, 6/2/46, 144A	225,000	273,650

		847,329

Romania — 2.8%
Romanian Government International Bond 6.75%, 2/7/22, 144A	100,000	109,307
4.375%, 8/22/23, 144A	10,000	10,638
4.875%, 1/22/24, 144A	176,000	192,585
6.125%, 1/22/44, 144A	70,000	90,597
5.125%, 6/15/48, 144A	50,000	57,262

		460,389

Russia — 4.4%
Russian Foreign Bond — Eurobond 4.375%, 3/21/29, 144A	200,000	220,388
5.10%, 3/28/35, 144A	200,000	235,881
5.875%, 9/16/43, 144A	200,000	261,472

		717,741

South Africa — 4.9%
Republic of South Africa Government International Bond 4.30%, 10/12/28	350,000	340,265
5.875%, 6/22/30	250,000	266,512
5.65%, 9/27/47	200,000	192,932

		799,709

Sri Lanka — 4.3%
Sri Lanka Government International Bond 6.85%, 3/14/24, 144A	200,000	200,289
6.85%, 11/3/25, 144A	200,000	194,903
7.85%, 3/14/29, 144A	325,000	315,593

		710,785

Turkey — 4.7%
Turkey Government International Bond 7.375%, 2/5/25	55,000	59,412
4.875%, 10/9/26	200,000	188,609
6.125%, 10/24/28	200,000	199,382
11.875%, 1/15/30	40,000	56,287
6.875%, 3/17/36	200,000	200,780
7.25%, 3/5/38	60,000	62,180

		766,650

	Principal Amount	Value
Ukraine — 4.8%
Ukraine Government International Bond 7.75%, 9/1/22, 144A	$100,000	$106,427
7.75%, 9/1/25, 144A	100,000	105,865
7.75%, 9/1/26, 144A	100,000	105,864
7.75%, 9/1/27, 144A	260,000	275,037
7.375%, 9/25/32, 144A	200,000	204,066

		797,259

Uruguay — 5.1%
Uruguay Government International Bond 4.50%, 8/14/24	15,000	16,184
4.375%, 10/27/27	225,000	246,228
7.625%, 3/21/36	30,000	44,263
5.10%, 6/18/50	390,000	466,999
4.975%, 4/20/55	50,000	58,947

		832,621

TOTAL SOVEREIGN BONDS (Cost $15,478,163)		15,773,248

	Number of Shares
CASH EQUIVALENTS — 1.6%
DWS Government Money Market Series “Institutional Shares”, 1.58% (a) (Cost $271,216)	271,216	271,216

TOTAL INVESTMENTS — 97.3% (Cost $15,749,379)		$16,044,464
Other assets and liabilities, net — 2.7%		443,677

NET ASSETS — 100.0%		$16,488,141

See Notes to Financial Statements.	10

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF (Continued)

November 30, 2019 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2019 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2019	Value ($) at 11/30/2019
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.53% (a)(b)
—	0	(c)	—	—	—	82	—	—	—

CASH EQUIVALENTS — 1.6%
DWS Government Money Market Series “Institutional Shares”, 1.58% (a)
—	2,980,201		(2,708,985)	—	—	1,505	—	271,216	271,216

—	2,980,201		(2,708,985)	—	—	1,587	—	271,216	271,216

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2019.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
SBSN:	Surat Berharga Syariah Negara (Islamic Based Government Securities)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At November 30, 2019, open futures contracts sold were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
2-Year U.S. Treasury Note	USD	4	$862,688	$862,344	3/31/2020	$344
5-Year U.S. Treasury Note	USD	28	3,335,937	3,331,125	3/31/2020	4,812
10-Year Ultra U.S. Treasury Note	USD	13	1,855,547	1,848,844	3/20/2020	6,703
10-Year U.S. Treasury Note	USD	28	3,632,125	3,622,062	3/20/2020	10,063
Ultra Long U.S. Treasury Bond	USD	12	2,263,500	2,252,625	3/20/2020	10,875
U.S. Treasury Long Bond	USD	21	3,357,211	3,338,344	3/20/2020	18,867

Total unrealized appreciation						$51,664

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Sovereign Bonds (d)	$—	$15,773,248	$—	$15,773,248
Short-Term Investments (d)	271,216	—	—	271,216
Derivatives (e)
Futures Contracts	51,664	—	—	51,664

TOTAL	$322,880	$15,773,248	$—	$16,096,128

(d)	See Schedule of Investments for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of Investments

Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF

November 30, 2019 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 98.2%
Xtrackers High Beta High Yield Bond ETF (a)	9,291	$446,253
Xtrackers USD High Yield Corporate Bond ETF (a)(b)	185,142	9,231,180

TOTAL EXCHANGE-TRADED FUNDS (Cost $9,658,035)		9,677,433

SECURITIES LENDING COLLATERAL — 47.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.53% (c)(d) (Cost $4,724,130)	4,724,130	4,724,130

	Number of Shares	Value
CASH EQUIVALENTS — 1.1%
DWS Government Money Market Series “Institutional Shares”, 1.58% (c) (Cost $107,826)	107,826	$107,826

TOTAL INVESTMENTS — 147.2% (Cost $14,489,991)		$14,509,389
Other assets and liabilities, net — (47.2%)		(4,652,169)

NET ASSETS — 100.0%		$9,857,220

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2019 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2019	Value ($) at 11/30/2019
EXCHANGE-TRADED FUNDS — 98.2%
Xtrackers High Beta High Yield Bond ETF (a)
460,768	191,346		(209,676)	(1,062)	4,877	14,421	—	9,291	446,253
Xtrackers USD High Yield Corporate Bond ETF (a)(b)
6,043,035	3,085,494		—	—	102,651	220,636	—	185,142	9,231,180

SECURITIES LENDING COLLATERAL — 47.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.53% (c)(d)
582,275	4,141,855	(e)	—	—	—	10,209	—	4,724,130	4,724,130

CASH EQUIVALENTS — 1.1%
DWS Government Money Market Series “Institutional Shares”, 1.58% (c)
1,893	832,397		(726,464)	—	—	579	—	107,826	107,826

7,087,971	8,251,092		(936,140)	(1,062)	107,528	245,845	—	5,026,389	14,509,389

(a)	Affiliated fund advised by DBX Advisors LLC.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2019 amounted to $4,618,532, which is 46.9% of net assets.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2019.

At November 30, 2019, open futures contracts sold were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
2-Year U.S. Treasury Note	USD	9	$1,941,047	$1,940,273	3/31/2020	$774
5-Year U.S. Treasury Note	USD	38	4,527,343	4,520,812	3/31/2020	6,531
10-Year Ultra U.S. Treasury Note	USD	2	285,469	284,438	3/20/2020	1,031
10-Year U.S. Treasury Note	USD	20	2,594,188	2,587,188	3/20/2020	7,000

Total unrealized appreciation						$15,336

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of Investments

Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF (Continued)

November 30, 2019 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$9,677,433	$—	$—	$9,677,433
Short-Term Investments (f)	4,831,956	—	—	4,831,956
Derivatives (g)
Futures Contracts	15,336	—	—	15,336

TOTAL	$14,524,725	$—	$—	$14,524,725

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Xtrackers Investment Grade Bond — Interest Rate Hedged ETF

November 30, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS — 97.0%
Basic Materials — 2.1%
Chemicals — 1.3%
Dow Chemical Co. 7.375%, 11/1/29	$40,000	$52,950
Dupont de Nemours, Inc. 4.205%, 11/15/23	15,000	16,039
DuPont de Nemours, Inc. 5.419%, 11/15/48	5,000	6,236
LyondellBasell Industries NV 4.625%, 2/26/55	15,000	15,877

		91,102

Forest Products & Paper — 0.2%
International Paper Co. 4.80%, 6/15/44	15,000	16,442

Iron/Steel — 0.1%
Arcelormittal SA 3.60%, 7/16/24	5,000	5,095

Mining — 0.5%
BHP Billiton Finance USA Ltd. 5.00%, 9/30/43	15,000	19,539
Newmont Goldcorp Corp. 4.875%, 3/15/42	5,000	5,895
Rio Tinto Finance USA Ltd. 3.75%, 6/15/25	10,000	10,735

		36,169

Communications — 12.8%
Internet — 1.2%
Alphabet, Inc. 3.375%, 2/25/24 (a)	10,000	10,561
Amazon.com, Inc. 2.80%, 8/22/24	10,000	10,349
4.80%, 12/5/34	15,000	18,680
4.95%, 12/5/44	25,000	32,926
eBay, Inc. 2.75%, 1/30/23	10,000	10,140

		82,656

Media — 3.8%
CBS Corp. 4.00%, 1/15/26	20,000	21,439
Comcast Corp. 3.00%, 2/1/24	15,000	15,525
3.15%, 2/15/28	10,000	10,509
4.15%, 10/15/28	45,000	50,772
4.20%, 8/15/34	45,000	52,099
3.40%, 7/15/46	10,000	10,266
3.969%, 11/1/47	10,000	11,138
4.95%, 10/15/58	5,000	6,540
Discovery Communications LLC 5.20%, 9/20/47	25,000	28,511
NBCUniversal Media LLC 5.95%, 4/1/41	25,000	34,335
TWDC Enterprises 18 Corp. MTN, 2.95%, 6/15/27 (a)	20,000	21,153

	Principal Amount	Value
Media (Continued)
Walt Disney Co. 2.75%, 9/1/49	$10,000	$9,654

		271,941

Telecommunications — 7.8%
AT&T, Inc. 2.625%, 12/1/22	15,000	15,210
3.90%, 3/11/24	20,000	21,191
4.45%, 4/1/24	15,000	16,217
3.40%, 5/15/25	18,000	18,808
4.125%, 2/17/26	25,000	27,008
5.35%, 9/1/40	28,000	33,561
4.80%, 6/15/44	10,000	11,313
4.75%, 5/15/46	10,000	11,198
5.15%, 11/15/46	5,000	5,880
5.45%, 3/1/47	5,000	6,120
4.50%, 3/9/48	10,000	10,908
4.55%, 3/9/49	40,000	44,027
Cisco Systems, Inc. 2.20%, 9/20/23	10,000	10,107
5.50%, 1/15/40	10,000	13,700
Corning, Inc. 4.375%, 11/15/57	5,000	5,007
Deutsche Telekom International Finance BV 8.75%, 6/15/30	10,000	14,727
Orange SA 5.50%, 2/6/44	10,000	13,246
Rogers Communications, Inc. 4.10%, 10/1/23	10,000	10,656
4.30%, 2/15/48	5,000	5,647
Telefonica Europe BV 8.25%, 9/15/30	35,000	50,762
Verizon Communications, Inc. 3.875%, 2/8/29	10,000	11,066
4.40%, 11/1/34	35,000	40,679
4.272%, 1/15/36	20,000	22,855
4.812%, 3/15/39	20,000	24,410
4.862%, 8/21/46	15,000	18,788
5.012%, 4/15/49	5,000	6,441
5.012%, 8/21/54	25,000	32,801
Vodafone Group PLC 4.375%, 5/30/28	25,000	27,802
5.25%, 5/30/48	15,000	17,952
4.25%, 9/17/50	5,000	5,212

		553,299

Consumer, Cyclical — 5.6%
Apparel — 0.2%
NIKE, Inc. 2.375%, 11/1/26	10,000	10,228

Auto Manufacturers — 1.3%
General Motors Co. 4.875%, 10/2/23	15,000	16,183
6.25%, 10/2/43	15,000	16,647
General Motors Financial Co., Inc. 3.50%, 11/7/24	15,000	15,356
4.35%, 4/9/25	15,000	15,813
4.35%, 1/17/27	15,000	15,567

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Xtrackers Investment Grade Bond — Interest Rate Hedged ETF (Continued)

November 30, 2019 (Unaudited)

	Principal Amount	Value
Auto Manufacturers (Continued)
Toyota Motor Credit Corp. GMTN, 3.45%, 9/20/23	$10,000	$10,529

		90,095

Lodging — 0.1%
Las Vegas Sands Corp. 3.20%, 8/8/24	10,000	10,191

Retail — 4.0%
Costco Wholesale Corp. 3.00%, 5/18/27	15,000	15,896
Dollar Tree, Inc. 4.00%, 5/15/25	15,000	15,840
Home Depot, Inc. 3.00%, 4/1/26	30,000	31,501
3.90%, 6/15/47	10,000	11,423
4.50%, 12/6/48	5,000	6,254
3.50%, 9/15/56	10,000	10,709
Lowe’s Cos., Inc. 4.375%, 9/15/45	20,000	22,220
McDonald’s Corp. MTN, 3.35%, 4/1/23	15,000	15,621
MTN, 3.70%, 1/30/26	10,000	10,761
MTN, 4.45%, 9/1/48	5,000	5,842
MTN, 3.625%, 9/1/49	10,000	10,242
Starbucks Corp. 4.50%, 11/15/48	10,000	11,621
Target Corp. 4.00%, 7/1/42	15,000	17,367
TJX Cos., Inc. 2.25%, 9/15/26	8,000	8,019
Walgreens Boots Alliance, Inc. 4.80%, 11/18/44	10,000	10,350
Walmart, Inc. 2.55%, 4/11/23	30,000	30,623
2.85%, 7/8/24	10,000	10,375
5.25%, 9/1/35	10,000	13,183
3.625%, 12/15/47	20,000	22,519
2.95%, 9/24/49	5,000	5,043

		285,409

Consumer, Non-cyclical — 19.9%
Agriculture — 1.8%
Altria Group, Inc. 4.00%, 1/31/24	25,000	26,461
5.95%, 2/14/49	20,000	24,129
BAT Capital Corp. 3.557%, 8/15/27	15,000	15,292
4.758%, 9/6/49	10,000	10,154
Philip Morris International, Inc. 4.375%, 11/15/41	20,000	22,403
Reynolds American, Inc. 4.45%, 6/12/25	10,000	10,716
5.70%, 8/15/35	15,000	17,243

		126,398

	Principal Amount	Value
Beverages — 2.9%
Anheuser-Busch InBev Finance, Inc. 3.30%, 2/1/23	$25,000	$25,935
4.00%, 1/17/43	5,000	5,320
4.625%, 2/1/44	10,000	11,277
Anheuser-Busch InBev Worldwide, Inc. 4.00%, 4/13/28	15,000	16,559
4.75%, 1/23/29	5,000	5,807
4.60%, 4/15/48	15,000	17,433
5.55%, 1/23/49	10,000	13,282
4.75%, 4/15/58	10,000	12,019
5.80%, 1/23/59	12,000	16,915
Coca-Cola Co. 1.75%, 9/6/24	15,000	14,937
2.875%, 10/27/25	5,000	5,232
Keurig Dr Pepper, Inc. 4.597%, 5/25/28	10,000	11,351
Molson Coors Brewing Co. 3.00%, 7/15/26	20,000	20,125
PepsiCo, Inc. 4.45%, 4/14/46	10,000	12,499
4.00%, 5/2/47	10,000	11,748
2.875%, 10/15/49	5,000	4,897

		205,336

Biotechnology — 1.6%
Amgen, Inc. 3.125%, 5/1/25	25,000	25,957
4.663%, 6/15/51	16,000	18,942
Biogen, Inc. 4.05%, 9/15/25	10,000	10,873
Gilead Sciences, Inc. 2.95%, 3/1/27	15,000	15,547
4.00%, 9/1/36	25,000	28,137
4.75%, 3/1/46	10,000	12,089

		111,545

Commercial Services — 0.4%
Global Payments, Inc. 2.65%, 2/15/25	15,000	15,064
Paypal Holdings, Inc. 2.85%, 10/1/29	5,000	4,999
RELX Capital, Inc. 4.00%, 3/18/29	10,000	10,999

		31,062

Cosmetics/Personal Care — 0.2%
Procter & Gamble Co. 2.85%, 8/11/27	15,000	15,912

Food — 1.9%
Campbell Soup Co. 4.15%, 3/15/28 (a)	15,000	16,265
Conagra Brands, Inc. 5.40%, 11/1/48	10,000	11,922
General Mills, Inc. 3.20%, 2/10/27	10,000	10,525

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers Investment Grade Bond — Interest Rate Hedged ETF (Continued)

November 30, 2019 (Unaudited)

	Principal Amount	Value
Food (Continued)
Kraft Heinz Foods Co. 3.95%, 7/15/25	$14,000	$14,710
6.50%, 2/9/40	25,000	30,415
Kroger Co. 4.45%, 2/1/47	5,000	5,354
McCormick & Co., Inc. 3.40%, 8/15/27	10,000	10,495
Sysco Corp. 3.75%, 10/1/25	15,000	16,135
Tyson Foods, Inc. 3.55%, 6/2/27	20,000	21,332

		137,153

Healthcare-Products — 1.7%
Abbott Laboratories 3.40%, 11/30/23	10,000	10,477
4.90%, 11/30/46	15,000	19,949
Becton Dickinson and Co. 4.669%, 6/6/47	15,000	18,086
Boston Scientific Corp. 4.00%, 3/1/29	15,000	16,715
DH Europe Finance II Sarl 3.40%, 11/15/49	5,000	5,172
Medtronic, Inc. 3.50%, 3/15/25	5,000	5,355
4.625%, 3/15/45	12,000	15,394
Stryker Corp. 4.625%, 3/15/46	5,000	6,088
Thermo Fisher Scientific, Inc. 4.15%, 2/1/24	20,000	21,481

		118,717

Healthcare-Services — 2.3%
Aetna, Inc. 3.875%, 8/15/47	10,000	10,101
Anthem, Inc. 3.30%, 1/15/23	10,000	10,349
4.625%, 5/15/42	15,000	16,824
3.70%, 9/15/49	15,000	14,916
HCA, Inc. 4.75%, 5/1/23	20,000	21,394
4.125%, 6/15/29	10,000	10,555
5.50%, 6/15/47	10,000	11,587
Kaiser Foundation Hospitals 4.15%, 5/1/47	10,000	11,670
Laboratory Corp. of America Holdings 3.60%, 2/1/25	10,000	10,482
UnitedHealth Group, Inc. 4.75%, 7/15/45	35,000	43,457

		161,335

Pharmaceuticals — 7.1%
AbbVie, Inc. 2.90%, 11/6/22	15,000	15,286
4.70%, 5/14/45	40,000	44,549
Allergan Funding SCS 3.80%, 3/15/25	30,000	31,506

	Principal Amount	Value
Pharmaceuticals (Continued)
AstraZeneca PLC 4.00%, 1/17/29	$5,000	$5,603
6.45%, 9/15/37	20,000	28,268
Cigna Corp. 4.90%, 12/15/48	10,000	11,894
CVS Health Corp. 3.875%, 7/20/25	45,000	47,994
4.30%, 3/25/28	20,000	21,819
4.78%, 3/25/38	20,000	22,754
5.05%, 3/25/48	30,000	35,551
Eli Lilly & Co. 3.375%, 3/15/29	10,000	10,794
3.95%, 3/15/49	5,000	5,895
GlaxoSmithKline Capital PLC 3.375%, 6/1/29	20,000	21,512
GlaxoSmithKline Capital, Inc. 2.80%, 3/18/23	10,000	10,244
Johnson & Johnson 5.95%, 8/15/37	20,000	28,652
3.50%, 1/15/48	5,000	5,563
Merck & Co., Inc. 2.80%, 5/18/23	10,000	10,324
4.15%, 5/18/43	10,000	11,996
4.00%, 3/7/49	10,000	11,928
Mylan NV 5.25%, 6/15/46	5,000	5,512
Novartis Capital Corp. 3.40%, 5/6/24	20,000	21,162
3.10%, 5/17/27	15,000	15,878
Pfizer, Inc. 4.30%, 6/15/43	10,000	11,973
4.40%, 5/15/44	30,000	36,599
Sanofi 3.625%, 6/19/28	10,000	11,080
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/26	15,000	15,525
Zoetis, Inc. 4.70%, 2/1/43	5,000	6,016

		505,877

Energy — 10.8%
Oil & Gas — 6.2%
Apache Corp. 5.10%, 9/1/40	20,000	19,545
BP Capital Markets America, Inc. 2.75%, 5/10/23	40,000	40,862
4.234%, 11/6/28	5,000	5,636
BP Capital Markets PLC 3.279%, 9/19/27	10,000	10,509
Canadian Natural Resources Ltd. 2.95%, 1/15/23	10,000	10,180
3.85%, 6/1/27	10,000	10,598
Chevron Corp. 2.954%, 5/16/26	20,000	21,047
Concho Resources, Inc. 4.875%, 10/1/47	5,000	5,586

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers Investment Grade Bond — Interest Rate Hedged ETF (Continued)

November 30, 2019 (Unaudited)

	Principal Amount	Value
Oil & Gas (Continued)
ConocoPhillips Co. 4.30%, 11/15/44	$15,000	$17,532
Equinor ASA 3.95%, 5/15/43	15,000	16,972
Exxon Mobil Corp. 2.709%, 3/6/25	15,000	15,487
2.44%, 8/16/29	15,000	15,090
3.567%, 3/6/45	5,000	5,461
3.095%, 8/16/49	10,000	10,127
Marathon Oil Corp. 4.40%, 7/15/27	10,000	10,774
Marathon Petroleum Corp. 6.50%, 3/1/41	7,000	8,893
Noble Energy, Inc. 5.05%, 11/15/44	10,000	10,659
Occidental Petroleum Corp. 2.90%, 8/15/24	20,000	20,116
5.55%, 3/15/26	20,000	22,685
4.10%, 2/15/47	15,000	14,317
Phillips 66 4.875%, 11/15/44	10,000	12,148
Shell International Finance BV 3.50%, 11/13/23	15,000	15,854
4.55%, 8/12/43	45,000	54,934
Suncor Energy, Inc. 4.00%, 11/15/47	10,000	10,757
Total Capital International SA 3.70%, 1/15/24	20,000	21,271
3.455%, 2/19/29	10,000	10,848
Valero Energy Corp. 3.40%, 9/15/26	20,000	20,770

		438,658

Oil & Gas Services — 0.8%
Baker Hughes A GE Co. LLC / Baker Hughes Co.-Obligor, Inc. 4.08%, 12/15/47	10,000	10,208
Halliburton Co. 3.50%, 8/1/23	10,000	10,375
3.80%, 11/15/25	25,000	26,373
National Oilwell Varco, Inc. 3.95%, 12/1/42	10,000	9,098
Schlumberger Investment SA 3.65%, 12/1/23	5,000	5,263

		61,317

Pipelines — 3.8%
Enbridge, Inc. 4.00%, 10/1/23	20,000	21,160
Enterprise Products Operating LLC 5.10%, 2/15/45	30,000	35,610
Kinder Morgan, Inc. 4.30%, 6/1/25	25,000	26,971
5.20%, 3/1/48	10,000	11,548
MPLX LP 4.80%, 2/15/29	5,000	5,418
4.70%, 4/15/48	25,000	24,901

	Principal Amount	Value
Pipelines (Continued)
ONEOK, Inc. 5.20%, 7/15/48	$5,000	$5,497
Sabine Pass Liquefaction LLC 4.20%, 3/15/28	20,000	21,073
Sunoco Logistics Partners Operations LP 4.00%, 10/1/27	55,000	56,117
TransCanada Pipelines Ltd. 7.625%, 1/15/39	25,000	37,160
Williams Cos., Inc. 3.75%, 6/15/27	20,000	20,493
4.85%, 3/1/48	5,000	5,245

		271,193

Financial — 28.0%
Banks — 20.4%
Bank of America Corp. GMTN, 3.30%, 1/11/23	25,000	25,869
4.10%, 7/24/23	15,000	16,001
MTN, 4.125%, 1/22/24	15,000	16,114
MTN, 4.00%, 1/22/25	25,000	26,620
GMTN, 3.50%, 4/19/26	10,000	10,623
MTN, 4.25%, 10/22/26	10,000	10,942
MTN, 3.248%, 10/21/27	10,000	10,434
MTN, 5.00%, 1/21/44	20,000	26,132
Bank of New York Mellon Corp. MTN, 2.20%, 8/16/23	25,000	25,146
MTN, 3.30%, 8/23/29	10,000	10,542
Bank of Nova Scotia 4.50%, 12/16/25	15,000	16,364
BB&T Corp. MTN, 3.70%, 6/5/25	25,000	26,795
Citigroup, Inc. 3.50%, 5/15/23	15,000	15,628
3.875%, 10/25/23	15,000	15,940
3.875%, 3/26/25	20,000	21,136
3.40%, 5/1/26	5,000	5,255
4.125%, 7/25/28	30,000	32,634
5.30%, 5/6/44	11,000	13,962
4.75%, 5/18/46	15,000	17,952
4.65%, 7/23/48	5,000	6,217
Cooperatieve Rabobank UA 5.25%, 5/24/41	10,000	13,862
Credit Suisse Group Funding Guernsey Ltd. 3.80%, 9/15/22	35,000	36,411
4.55%, 4/17/26	30,000	33,356
Deutsche Bank AG 3.70%, 5/30/24 (b)	20,000	20,146
Discover Bank 3.45%, 7/27/26	25,000	25,894
Fifth Third Bancorp 4.30%, 1/16/24	20,000	21,524
Goldman Sachs Group, Inc. 3.20%, 2/23/23	10,000	10,292
3.625%, 2/20/24	15,000	15,733
4.00%, 3/3/24	15,000	15,961
MTN, 3.85%, 7/8/24	10,000	10,591
3.50%, 1/23/25	35,000	36,594

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers Investment Grade Bond — Interest Rate Hedged ETF (Continued)

November 30, 2019 (Unaudited)

	Principal Amount	Value
Banks (Continued)
6.25%, 2/1/41	$25,000	$35,108
MTN, 4.80%, 7/8/44	5,000	6,126
5.15%, 5/22/45	10,000	12,318
HSBC Holdings PLC 3.40%, 3/8/21	50,000	50,811
6.10%, 1/14/42	20,000	28,246
ING Groep NV 3.95%, 3/29/27	20,000	21,458
JPMorgan Chase & Co. 3.875%, 9/10/24	40,000	42,539
3.125%, 1/23/25	37,000	38,374
6.40%, 5/15/38	25,000	36,005
5.60%, 7/15/41	5,000	6,809
4.95%, 6/1/45	5,000	6,317
KeyCorp MTN, 4.10%, 4/30/28	15,000	16,439
Mitsubishi UFJ Financial Group, Inc. 3.407%, 3/7/24	15,000	15,650
3.287%, 7/25/27	30,000	31,432
Morgan Stanley Series F, 3.875%, 4/29/24	15,000	15,948
GMTN, 3.70%, 10/23/24	30,000	31,793
MTN, 3.125%, 7/27/26	15,000	15,559
GMTN, 4.35%, 9/8/26	20,000	21,900
4.30%, 1/27/45	10,000	11,822
4.375%, 1/22/47	20,000	24,390
PNC Financial Services Group, Inc. 3.90%, 4/29/24	20,000	21,334
3.45%, 4/23/29	15,000	16,040
Santander Holdings USA, Inc. 4.40%, 7/13/27	20,000	21,497
Santander UK PLC 4.00%, 3/13/24	15,000	16,023
State Street Corp. 3.10%, 5/15/23	10,000	10,338
Sumitomo Mitsui Financial Group, Inc. 3.784%, 3/9/26	25,000	26,729
2.632%, 7/14/26	30,000	30,047
SunTrust Bank 3.20%, 4/1/24	15,000	15,622
Toronto-Dominion Bank GMTN, 3.50%, 7/19/23	10,000	10,527
US Bancorp MTN, 3.60%, 9/11/24	20,000	21,303
MTN, 3.90%, 4/26/28	10,000	11,238
Wells Fargo & Co. 4.125%, 8/15/23	15,000	15,911
3.00%, 4/22/26	60,000	61,820
3.00%, 10/23/26	10,000	10,290
5.375%, 2/7/35	35,000	44,856
5.606%, 1/15/44	10,000	13,192
MTN, 4.75%, 12/7/46	10,000	12,236
Westpac Banking Corp. 3.35%, 3/8/27	30,000	31,662

		1,450,379

	Principal Amount	Value
Diversified Financial Services — 3.4%
American Express Co. 3.40%, 2/27/23	$25,000	$25,982
American Express Credit Corp. MTN, 3.30%, 5/3/27	15,000	16,078
Brookfield Finance, Inc. 4.70%, 9/20/47	5,000	5,703
Capital One Financial Corp. 3.20%, 2/5/25	26,000	26,850
3.75%, 3/9/27	20,000	21,196
Charles Schwab Corp. 2.65%, 1/25/23	15,000	15,301
CME Group, Inc. 5.30%, 9/15/43	5,000	6,808
GE Capital International Funding Co. Unlimited Co. 4.418%, 11/15/35	50,000	53,910
Mastercard, Inc. 2.95%, 11/21/26	10,000	10,505
Synchrony Financial 4.25%, 8/15/24	15,000	15,828
Visa, Inc. 3.15%, 12/14/25	20,000	21,215
4.15%, 12/14/35	20,000	23,869

		243,245

Insurance — 2.9%
American International Group, Inc. 4.50%, 7/16/44	15,000	17,155
4.75%, 4/1/48	5,000	5,986
Aon Corp. 3.75%, 5/2/29	10,000	10,752
Berkshire Hathaway Finance Corp. 4.20%, 8/15/48	5,000	5,906
Berkshire Hathaway, Inc. 3.125%, 3/15/26	30,000	31,631
Brighthouse Financial, Inc. 3.70%, 6/22/27	20,000	19,780
Chubb INA Holdings, Inc. 4.35%, 11/3/45	10,000	12,320
Manulife Financial Corp. 4.15%, 3/4/26	25,000	27,700
Marsh & McLennan Cos., Inc. 4.375%, 3/15/29	20,000	22,670
MetLife, Inc. 5.70%, 6/15/35	25,000	33,855
Progressive Corp. 4.125%, 4/15/47	5,000	5,817
Prudential Financial, Inc. MTN, 4.60%, 5/15/44	10,000	11,795

		205,367

Real Estate Investment Trusts — 1.3%
American Tower Corp. 5.00%, 2/15/24	5,000	5,503
3.80%, 8/15/29	10,000	10,685
Boston Properties LP 3.40%, 6/21/29	10,000	10,474

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers Investment Grade Bond — Interest Rate Hedged ETF (Continued)

November 30, 2019 (Unaudited)

	Principal Amount	Value
Real Estate Investment Trusts (Continued)
Crown Castle International Corp. 3.80%, 2/15/28	$15,000	$16,014
Digital Realty Trust LP 3.70%, 8/15/27	15,000	15,832
Simon Property Group LP 3.25%, 11/30/26	15,000	15,769
Welltower, Inc. 3.625%, 3/15/24	15,000	15,779

		90,056

Industrial — 5.5%
Aerospace/Defense — 2.1%
Boeing Co. 2.95%, 2/1/30	15,000	15,476
3.95%, 8/1/59	5,000	5,502
Lockheed Martin Corp. 4.70%, 5/15/46	5,000	6,328
4.09%, 9/15/52	12,000	14,140
Northrop Grumman Corp. 3.25%, 8/1/23	5,000	5,204
4.03%, 10/15/47	15,000	16,856
Rockwell Collins, Inc. 3.50%, 3/15/27	20,000	21,348
United Technologies Corp. 4.125%, 11/16/28	15,000	16,891
5.70%, 4/15/40	20,000	27,211
4.625%, 11/16/48	15,000	18,816

		147,772

Electronics — 0.4%
Fortive Corp. 3.15%, 6/15/26	10,000	10,257
Honeywell International, Inc. 2.50%, 11/1/26	15,000	15,296

		25,553

Environmental Control — 0.3%
Waste Management, Inc. 3.45%, 6/15/29	15,000	16,121
4.10%, 3/1/45	5,000	5,775

		21,896

Machinery-Construction & Mining — 0.1%
Caterpillar, Inc. 3.803%, 8/15/42	10,000	11,330

Machinery-Diversified — 0.4%
John Deere Capital Corp. MTN, 3.45%, 3/13/25	10,000	10,687
Westinghouse Air Brake Technologies Corp. 4.40%, 3/15/24	15,000	15,921

		26,608

Miscellaneous Manufacturing — 0.9%
3M Co. MTN, 3.25%, 2/14/24	25,000	26,220
General Electric Co. MTN, 5.875%, 1/14/38	15,000	18,412

	Principal Amount	Value
Miscellaneous Manufacturing (Continued)
4.125%, 10/9/42	$2,000	$2,116
4.50%, 3/11/44	5,000	5,549
Parker-Hannifin Corp. 3.25%, 6/14/29	10,000	10,396

		62,693

Transportation — 1.3%
Burlington Northern Santa Fe LLC 3.90%, 8/1/46	25,000	27,867
CSX Corp. 4.25%, 3/15/29	20,000	22,603
4.10%, 3/15/44	5,000	5,553
FedEx Corp. 5.10%, 1/15/44	20,000	22,485
Union Pacific Corp. 3.799%, 10/1/51	5,000	5,448
United Parcel Service, Inc. 3.75%, 11/15/47	10,000	10,863

		94,819

Technology — 9.9%
Computers — 3.1%
Apple, Inc. 2.85%, 2/23/23	25,000	25,679
2.40%, 5/3/23	45,000	45,715
3.20%, 5/13/25	17,000	17,947
4.45%, 5/6/44	15,000	18,325
4.375%, 5/13/45	8,000	9,694
3.75%, 9/12/47	15,000	16,784
3.75%, 11/13/47	15,000	16,789
2.95%, 9/11/49	10,000	9,761
Hewlett Packard Enterprise Co. 4.90%, 10/15/25	25,000	27,741
International Business Machines Corp. 4.00%, 6/20/42	30,000	33,357

		221,792

Semiconductors — 2.4%
Analog Devices, Inc. 3.90%, 12/15/25	10,000	10,796
Applied Materials, Inc. 4.35%, 4/1/47	5,000	6,094
Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.50%, 1/15/28	35,000	34,706
Intel Corp. 3.70%, 7/29/25	30,000	32,459
4.10%, 5/11/47	15,000	17,395
KLA Corp. 4.10%, 3/15/29	10,000	10,975
Lam Research Corp. 4.875%, 3/15/49	5,000	6,230
QUALCOMM, Inc. 3.45%, 5/20/25	15,000	15,901
3.25%, 5/20/27	20,000	20,978
4.30%, 5/20/47	5,000	5,658

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers Investment Grade Bond — Interest Rate Hedged ETF (Continued)

November 30, 2019 (Unaudited)

	Principal Amount	Value
Semiconductors (Continued)
Texas Instruments, Inc. 4.15%, 5/15/48	$5,000	$6,067

		167,259

Software — 4.4%
Fidelity National Information Services, Inc. 3.75%, 5/21/29	10,000	10,893
Fiserv, Inc. 4.20%, 10/1/28	10,000	11,056
3.50%, 7/1/29	10,000	10,526
4.40%, 7/1/49	5,000	5,594
Microsoft Corp. 2.40%, 8/8/26	50,000	50,926
3.30%, 2/6/27	25,000	26,943
3.50%, 2/12/35	20,000	22,198
3.75%, 2/12/45	10,000	11,477
3.70%, 8/8/46	20,000	22,898
4.25%, 2/6/47	20,000	24,831
Oracle Corp. 3.40%, 7/8/24	25,000	26,425
2.95%, 5/15/25	10,000	10,387
4.30%, 7/8/34	30,000	35,069
4.00%, 7/15/46	20,000	22,414
4.00%, 11/15/47	10,000	11,216
salesforce.com, Inc. 3.70%, 4/11/28	10,000	10,970

		313,823

Utilities — 2.4%
Electric — 2.2%
Berkshire Hathaway Energy Co. 4.50%, 2/1/45	10,000	12,082
Consolidated Edison Co. of New York, Inc. 4.625%, 12/1/54	10,000	12,096
Duke Energy Corp. 3.75%, 4/15/24	10,000	10,602
3.75%, 9/1/46	10,000	10,448
Emera US Finance LP 3.55%, 6/15/26	15,000	15,655
Entergy Corp. 2.95%, 9/1/26	10,000	10,184
Exelon Corp. 3.95%, 6/15/25	5,000	5,376
4.45%, 4/15/46	5,000	5,651
FirstEnergy Corp. Series C, 4.85%, 7/15/47	10,000	11,886
Florida Power & Light Co. 3.95%, 3/1/48	5,000	5,825
MidAmerican Energy Co. 3.65%, 4/15/29	10,000	10,985
Sempra Energy 3.25%, 6/15/27	10,000	10,264
4.00%, 2/1/48	10,000	10,437
Southern California Edison Co. Series C, 4.125%, 3/1/48	10,000	10,697

	Principal Amount	Value
Electric (Continued)
Southern Co. 4.40%, 7/1/46	$15,000	$16,869

		159,057

Gas — 0.2%
NiSource, Inc. 3.49%, 5/15/27	15,000	15,739

TOTAL CORPORATE BONDS (Cost $6,433,230)		6,894,518

	Number of Shares
SECURITIES LENDING COLLATERAL — 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.53% (c)(d) (Cost $29,700)	29,700	29,700

CASH EQUIVALENTS — 1.8%
DWS Government Money Market Series “Institutional Shares”, 1.58% (c) (Cost $124,719)	124,719	124,719

TOTAL INVESTMENTS — 99.2% (Cost $6,587,649)		$7,048,937
Other assets and liabilities, net — 0.8%		56,216

NET ASSETS — 100.0%		$7,105,153

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers Investment Grade Bond — Interest Rate Hedged ETF (Continued)

November 30, 2019 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2019 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2019	Value ($) at 11/30/2019
CORPORATE BONDS — 0.3%
Financial — 0.3%
Deutsche Bank AG, 3.70%, 5/30/24 (b)
19,488	—	—		—	658	364	—	20,000	20,146

SECURITIES LENDING COLLATERAL — 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.53% (c)(d)
34,230	—	(4,530	)(e)	—	—	242	—	29,700	29,700

CASH EQUIVALENTS — 1.8%
DWS Government Money Market Series “Institutional Shares”, 1.58% (c)
—	1,509,699	(1,384,980)		—	—	893	—	124,719	124,719

53,718	1,509,699	(1,389,510)		—	658	1,499	—	174,419	174,565

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2019 amounted to $28,787, which is 0.4% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2019.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note

At November 30, 2019, open futures contracts sold were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
2-Year U.S. Treasury Note	USD	1	$215,672	$215,586	3/31/2020	$86
5-Year U.S. Treasury Note	USD	15	1,786,547	1,784,531	3/31/2020	2,016
10-Year Ultra U.S. Treasury Note	USD	3	428,203	426,656	3/20/2020	1,547
10-Year U.S. Treasury Note	USD	11	1,426,906	1,422,953	3/20/2020	3,953
Ultra Long U.S. Treasury Bond	USD	7	1,320,375	1,314,031	3/20/2020	6,344
U.S. Treasury Long Bond	USD	10	1,597,500	1,589,688	3/20/2020	7,812

Total unrealized appreciation						$21,758

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers Investment Grade Bond — Interest Rate Hedged ETF (Continued)

November 30, 2019 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (f)	$—	$6,894,518	$—	$6,894,518
Short-Term Investments (f)	154,419	—	—	154,419
Derivatives (g)
Futures Contracts	21,758	—	—	21,758

TOTAL	$176,177	$6,894,518	$—	$7,070,695

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF

November 30, 2019 (Unaudited)

	Principal Amount	Value
MUNICIPAL BONDS — 98.6%
Alabama — 0.6%
Alabama Federal Aid Highway Finance Authority, Government FD/ Grant Revenue, Series A, 5.00%, 6/1/37	$200,000	$243,798
Lower Alabama Gas District, Natural Gas Revenue, Series A, 5.00%, 9/1/31	160,000	202,766

		446,564

Arizona — 1.5%
Salt River Project Agricultural Improvement & Power District, Electric, Power & Light Revenue, Series A, 5.00%, 1/1/38	450,000	543,303
Series A, 5.00%, 1/1/39	500,000	614,630

		1,157,933

California — 18.5%
Alameda Corridor Transportation Authority, Transit Revenue, Series B, 5.00%, 10/1/35	165,000	194,454
Bay Area Toll Authority, Highway Revenue Tolls, 3.25%, 4/1/36	260,000	273,330
4.00%, 4/1/38	25,000	28,087
Sub-Series S-8, 3.00%, 4/1/54	300,000	301,959
5.00%, 10/1/54	350,000	416,181
Sub-Series S-8, 5.00%, 4/1/56	400,000	497,580
City of Long Beach CA Harbor Revenue, Private Airport & Marina Revenue, Series A, 5.00%, 5/15/49	125,000	154,934
City of Los Angeles Department of Airports, Private Airport & Marina Revenue, Series C, AMT, 5.00%, 5/15/44	200,000	237,996
Series B, AMT, 5.00%, 5/15/46	975,000	1,127,324
Series D, 5.00%, 5/15/49	100,000	119,832
City of San Francisco CA Public Utilities Commission Water Revenue, Water Revenue, Series D, 5.00%, 11/1/32	150,000	189,831
East Bay Municipal Utility District Water System Revenue, Water Revenue, Series A, 5.00%, 6/1/45	100,000	120,989
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, Series A, 5.00%, 7/1/44	175,000	215,313
Los Angeles County Sanitation Districts Financing Authority, Sewer Revenue, Series A, 4.00%, 10/1/42	100,000	109,973
Los Angeles Department of Water & Power, Electric, Power & Light Revenue, Series A, 5.00%, 7/1/42	500,000	599,225
Series A, 5.00%, 7/1/46	750,000	882,090
Los Angeles Department of Water, Water Revenue, Series A, 5.00%, Issued 4/21/16, 7/1/41	500,000	592,885
Series A, 5.00%, Issued 5/11/17, 7/1/41	200,000	240,684

	Principal Amount	Value
California (Continued)
Norman Y Mineta San Jose International Airport SJC, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 3/1/41	$500,000	$589,885
San Francisco City & County Airport Commission-San Francisco International Airport, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 5/1/37	1,000,000	1,234,340
Series A, AMT, 5.00%, 5/1/44	150,000	182,060
Series E, AMT, 5.00%, 5/1/45	1,000,000	1,212,040
Series B, AMT, 5.00%, 5/1/46	500,000	576,740
Series C, 5.00%, 5/1/46	600,000	704,154
Series A, AMT, 5.00%, 5/1/47	200,000	234,558
Series B, 5.00%, 5/1/47	25,000	29,862
Series D, AMT, 5.25%, 5/1/48	870,000	1,054,397
Series A, 4.00%, 5/1/49	300,000	331,656
Series A, AMT, 5.00%, 5/1/49	200,000	241,486
San Joaquin Hills Transportation Corridor Agency, Highway Revenue Tolls, Series A, 5.00%, 1/15/44	1,000,000	1,132,770
Southern California Public Power Authority, Natural Gas Revenue, Series A, 5.00%, 11/1/33	150,000	196,394

		14,023,009

Colorado — 3.3%
City & County of Denver Co. Airport System Revenue, Private Airport & Marina Revenue, Sub-Series A, AMT, 5.00%, 12/1/36	150,000	199,596
Series A, AMT, 5.00%, 12/1/38	320,000	384,387
Series A, AMT, 4.00%, 12/1/43	400,000	435,060
Series A, AMT, 5.00%, 12/1/43	325,000	386,152
Series A, AMT, 5.00%, 12/1/48	700,000	826,868
Colorado Bridge Enterprise, Miscellaneous Revenue, AMT, 4.00%, 6/30/51	250,000	263,308

		2,495,371

District of Columbia — 1.5%
District of Columbia Water & Sewer Authority, Water Revenue, Series B, 5.00%, 10/1/49	250,000	302,210
Metropolitan Washington Airports Authority, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 10/1/35	455,000	537,491
Washington Metropolitan Area Transit Authority, Transit Revenue, Series B, 5.00%, 7/1/42	250,000	299,170

		1,138,871

Florida — 8.3%
Central Florida Expressway Authority, Highway Revenue Tolls, 5.00%, 7/1/38	105,000	126,342

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

November 30, 2019 (Unaudited)

	Principal Amount	Value
Florida (Continued)
City of Cape Coral FL Water & Sewer Revenue, Water Revenue, 5.00%, 10/1/39	$150,000	$180,451
City of Gainesville FL Utilities System Revenue, Multiple Utility Revenue, Series A, 5.00%, 10/1/47	100,000	123,338
County of Broward FL Airport System Revenue, Private Airport & Marina Revenue, Series A, AMT, 4.00%, 10/1/44	100,000	110,689
Series A, AMT, 4.00%, 10/1/49	150,000	165,270
County of Miami-Dade FL Aviation Revenue, Private Airport & Marina Revenue, 5.00%, 10/1/36	315,000	357,251
Series A, AMT, 5.00%, 10/1/38	500,000	573,400
Series B, AMT, 5.00%, 10/1/40	250,000	294,988
5.00%, 10/1/41	55,000	64,745
Series A, AMT, 4.00%, 10/1/44	100,000	109,965
Series A, AMT, 5.00%, 10/1/44	100,000	120,587
Series A, AMT, 5.00%, 10/1/49	350,000	419,499
County of Miami-Dade FL Transit System, Sales Tax Revenue, 4.00%, 7/1/38	90,000	98,967
County of Miami-Dade FL Water & Sewer System Revenue, Water Revenue, Series A, 4.00%, 10/1/44	165,000	182,977
Series B, 4.00%, 10/1/44	150,000	167,954
Series B, 3.00%, 10/1/49	150,000	148,619
Series B, 4.00%, 10/1/49	575,000	640,332
Greater Orlando Aviation Authority, Private Airport & Marina Revenue, Sub-Series A, AMT, 5.00%, 10/1/47	100,000	117,057
Series A, AMT, 4.00%, 10/1/49	500,000	552,715
Sub-Series A, 5.00%, 10/1/52	500,000	583,025
Series A, AMT, 3.25%, 10/1/54	250,000	252,562
Hillsborough County Aviation Authority, Private Airport & Marina Revenue, Series F, 5.00%, 10/1/48	50,000	60,671
Putnam County Development Authority, Electric, Power & Light Revenue, Series A, 5.00%, 3/15/42	250,000	296,435
Tampa-Hillsborough County Expressway Authority, Highway Revenue Tolls, Series B, 4.00%, 7/1/42	500,000	553,870

		6,301,709

Georgia — 2.4%
City of Atlanta GA Department of Aviation, Private Airport & Marina Revenue, Series B, 4.00%, 7/1/49	200,000	220,858
City of Atlanta GA Water & Wastewater, Water Revenue, 5.00%, 11/1/40	700,000	811,034
Series B, 5.00%, 11/1/47	250,000	302,192
Development Authority of Burke County, Electric, Power & Light Revenue, Series D, 4.13%, 11/1/45	290,000	309,091

	Principal Amount	Value
Georgia (Continued)
Main Street Natural Gas, Inc., Natural Gas Revenue, Series A, 5.00%, 5/15/43	$30,000	$35,494
Municipal Electric Authority of Georgia, Electric, Power & Light Revenue, Series A, 5.00%, 7/1/60	100,000	109,205

		1,787,874

Guam — 0.2%
Guam Government Waterworks Authority, Water Revenue, 5.00%, 1/1/46	125,000	140,894

Hawaii — 1.4%
City & County Honolulu HI Wastewater System, Sewer Revenue, Series A, 5.00%, 7/1/40	500,000	580,500
State of Hawaii Airports System Revenue, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 7/1/43	400,000	477,588

		1,058,088

Illinois — 7.7%
Chicago Midway International Airport, Private Airport & Marina Revenue, Series B, 5.00%, 1/1/41	500,000	577,185
Chicago O’Hare International Airport, Private Airport & Marina Revenue, Series D, AMT, 5.00%, 1/1/42	800,000	926,808
Series A, AMT, 4.00%, 1/1/43	40,000	43,813
Series B, 4.00%, 1/1/44	75,000	83,646
Series D, 5.00%, 1/1/47	500,000	584,305
Series B, 5.00%, 1/1/48	800,000	965,032
Series D, 5.00%, 1/1/52	140,000	163,064
Series D, AMT, 5.00%, 1/1/52	375,000	429,694
Series A, AMT, 4.375%, 1/1/53	25,000	27,818
City of Chicago IL Waterworks, Water Revenue, 5.00%, 11/1/39	275,000	305,390
Illinois Municipal Electric Agency, Electric, Power & Light Revenue, Series A, 4.00%, 2/1/34	45,000	49,029
Illinois State Toll Highway Authority, Highway Revenue Tolls, Series A, 5.00%, 12/1/31	10,000	11,736
Series C, 5.00%, 1/1/36	50,000	57,152
Series A, 5.00%, 1/1/40	1,090,000	1,250,960
Series A, 5.00%, 1/1/44	300,000	363,012

		5,838,644

Indiana — 0.5%
Indiana Finance Authority, Sewer Revenue, Series A, 5.00%, 10/1/41	100,000	117,996
Indiana Municipal Power Agency, Electric, Power & Light Revenue, 5.00%, 1/1/42	200,000	233,068

		351,064

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

November 30, 2019 (Unaudited)

	Principal Amount	Value
Kentucky — 0.4%
Kentucky Economic Development Finance Authority, Lease Revenue, Series A, 4.00%, 12/1/41	$255,000	$277,988
Kentucky Municipal Power Agency, Electric, Power & Light Revenue, Series A, 4.00%, 9/1/39	45,000	48,183
Louisville & Jefferson County Metropolitan Sewer District, Sewer Revenue, Series A, 3.00%, 5/15/46	10,000	9,832

		336,003

Louisiana — 2.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, Industrial Revenue, 3.50%, 11/1/32	450,000	474,273
New Orleans Aviation Board, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 1/1/45	700,000	779,576
Series B, AMT, 5.00%, 1/1/48	250,000	286,272

		1,540,121

Maryland — 0.3%
State of Maryland Department of Transportation, Fuel Sales Tax Revenue, 3.50%, 10/1/33	190,000	206,663

Massachusetts — 0.6%
Massachusetts Port Authority, Private Airport & Marina Revenue, Series C, 5.00%, 7/1/44	400,000	486,348

Michigan — 0.9%
Great Lakes Water Authority Sewage Disposal System Revenue, Water Revenue, Series C, 5.00%, 7/1/36	430,000	503,951
Great Lakes Water Authority Water Supply System Revenue, Water Revenue, Series A, 5.00%, 7/1/46	125,000	146,023
Lansing Board of Water & Light, Electric, Power & Light Revenue, Series A, 5.00%, 7/1/48	50,000	61,069

		711,043

Minnesota — 0.1%
Minneapolis-St Paul Metropolitan Airports Commission, Private Airport & Marina Revenue, Sub-Series B, 5.00%, 1/1/44	50,000	60,835

Missouri — 0.4%
Metropolitan St Louis Sewer District, Sewer Revenue, Series A, 5.00%, 5/1/47	245,000	292,094

Nevada — 1.1%
Las Vegas Convention & Visitors Authority, Hotel Occupancy Tax, Series B, 5.00%, 7/1/43	500,000	597,410

	Principal Amount	Value
Nevada (Continued)
Series B, 4.00%, 7/1/49	$250,000	$272,262

		869,672

New Jersey — 3.9%
New Jersey Turnpike Authority, Highway Revenue Tolls, Series A, 5.00%, 1/1/31	10,000	12,130
Series B, 5.00%, 1/1/31	20,000	24,718
Series A, 5.00%, 1/1/33	10,000	12,057
Series B, 5.00%, 1/1/34	130,000	159,272
Series G, 3.25%, 1/1/38	395,000	414,485
Series E, 5.00%, 1/1/45	1,350,000	1,543,522
Series A, 5.00%, 1/1/48	650,000	787,033

		2,953,217

New York — 20.1%
Long Island Power Authority, Electric, Power & Light Revenue, 5.00%, 9/1/44	700,000	793,240
Metropolitan Transportation Authority, Fuel Sales Tax Revenue, Series A, 5.25%, 11/15/32	600,000	743,562
Metropolitan Transportation Authority, Transit Revenue, Series D, 5.00%, 11/15/33	100,000	121,853
Series C-1, 4.00%, 11/15/37	155,000	173,301
Series B, 5.00%, 11/15/37	1,000,000	1,177,780
Sub-Series D-1, 5.00%, 11/15/39	20,000	22,794
Series D, 4.00%, 11/15/42	300,000	330,957
Series A, Sub-Series A-2, 5.00%, 11/15/44	100,000	119,731
Sub-Series D-1, 5.25%, 11/15/44	50,000	57,613
Sub-Series A-1, 5.00%, 11/15/45	200,000	227,156
Series D, 4.00%, 11/15/46	500,000	547,060
New York City Transitional Finance Authority Future Tax Secured Revenue, Income Tax Revenue, Series A, Sub-Series E-1, 5.00%, 2/1/36	200,000	241,110
Sub-Series B-1, 5.00%, 8/1/39	200,000	229,154
Sub-Series A-1, 5.00%, 5/1/40	500,000	590,655
Sub-Series A-1, 4.00%, 5/1/42	15,000	16,524
New York City Transitional Finance Authority Future Tax Secured Revenue, Sales Tax Revenue, Series E-1, 5.00%, 2/1/41	250,000	288,330
New York City Water & Sewer System, Water Revenue, Series CC-1, 4.00%, 6/15/37	95,000	106,722
Series GG, 5.00%, 6/15/39	650,000	762,190
Series HH, 5.00%, 6/15/39	150,000	175,890
Series AA, 4.00%, 6/15/40	500,000	570,525
Sub-Series EE-2, 5.00%, 6/15/40	35,000	43,629
Sub-Series CC-1, 4.00%, 6/15/46	50,000	54,510
Series CC, 5.00%, 6/15/46	500,000	581,755
Sub-Series CC-1, 5.00%, 6/15/46	300,000	352,749
Series DD, 5.00%, 6/15/47	1,200,000	1,424,904
Series CC, 5.00%, 6/15/48	965,000	1,148,070

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

November 30, 2019 (Unaudited)

	Principal Amount	Value
New York (Continued)
Series DD-1, 5.00%, 6/15/48	$300,000	$360,360
Series BB-1, 4.00%, 6/15/49	200,000	226,040
Series DD-1, 5.00%, 6/15/49	400,000	484,520
New York Convention Center Development Corp., Hotel Occupancy Tax, Series A, 5.00%, 11/15/46	25,000	29,640
New York Liberty Development Corp., Industrial Revenue, Class 3, 2.80%, 9/15/69	500,000	503,895
New York State Environmental Facilities Corp., Water Revenue, Sub-Series E, 5.00%, 6/15/42	100,000	120,341
New York Transportation Development Corp., Industrial Revenue, AMT, 5.00%, 1/1/30	485,000	584,008
AMT, 5.00%, 1/1/34	500,000	593,690
Port Authority of New York & New Jersey, Private Airport & Marina Revenue, 5.00%, 10/15/35	65,000	77,032
5.00%, 10/15/41	1,150,000	1,350,307

		15,231,597

Ohio — 0.4%
Northeast Ohio Regional Sewer District, Sewer Revenue, 3.00%, 11/15/40	100,000	102,933
4.00%, 11/15/49	200,000	215,054
Ohio Water Development Authority Water Pollution Control Loan Fund, Water Revenue, Series A, 5.00%, 12/1/29	10,000	12,417
Series A, 5.00%, 6/1/30	10,000	12,389

		342,793

Oklahoma — 0.9%
Oklahoma Turnpike Authority, Highway Revenue Tolls, Series C, 4.00%, 1/1/42	350,000	389,893
Series A, 5.00%, 1/1/43	280,000	331,663

		721,556

Pennsylvania — 5.7%
City of Philadelphia PA Airport Revenue, Private Airport & Marina Revenue, Series B, AMT, 5.00%, 7/1/47	300,000	349,497
City of Philadelphia PA Water & Wastewater, Water Revenue, Series A, 5.00%, 10/1/48	35,000	42,284
Delaware River Joint Toll Bridge Commission, Highway Revenue Tolls, 5.00%, 7/1/42	40,000	48,084
Pennsylvania Economic Development Financing Authority, Appropriations, 5.00%, 12/31/34	390,000	450,212

	Principal Amount	Value
Pennsylvania (Continued)
Pennsylvania Turnpike Commission, Fran. Tax & Bus. LIC Fees, Series A, 5.25%, 12/1/44	$300,000	$368,694
Series A, 5.00%, 12/1/48	250,000	300,390
Pennsylvania Turnpike Commission, Highway Revenue Tolls, Sub-Series B-1, 5.00%, 6/1/42	100,000	117,745
Series A-2, 5.00%, 12/1/43	250,000	303,735
Sub-Series A, 5.00%, 12/1/44	500,000	600,930
Series A-1, 5.00%, 12/1/46	900,000	1,041,984
Series A-1, 5.00%, 12/1/47	500,000	594,055
Sub-Series A, 4.00%, 12/1/49	100,000	110,772

		4,328,382

Puerto Rico — 1.0%
Puerto Rico Highway & Transportation Authority, Fuel Sales Tax Revenue, Series CC, 5.25%, 7/1/36	400,000	450,240
Series N, 5.25%, 7/1/36	175,000	196,991
Puerto Rico Highway & Transportation Authority, Highway Revenue Tolls, Series L, 5.25%, 7/1/35	50,000	53,462
Series L, 5.25%, 7/1/41	25,000	28,009

		728,702

South Carolina — 1.8%
South Carolina Ports Authority, Private Airport & Marina Revenue, Series A, 3.00%, 7/1/49	100,000	99,540
South Carolina Public Service Authority, Miscellaneous Revenue, Series C, 5.00%, 12/1/46	730,000	820,834
South Carolina Public Service Authority, Nuclear Revenue, Series A, 5.00%, 12/1/55	365,000	411,388
Series E, 5.25%, 12/1/55	50,000	57,582

		1,389,344

Texas — 7.1%
Central Texas Regional Mobility Authority, Highway Revenue Tolls, Series A, 5.00%, 1/1/45	100,000	113,857
City of Houston TX Combined Utility System, Water Revenue, Series B, 5.00%, 11/15/36	500,000	599,305
Series D, 5.00%, 11/15/39	85,000	97,305
City of San Antonio TX Electric & Gas Systems, Electric, Power & Light Revenue, 5.00%, 2/1/47	150,000	178,689
County of Harris TX, Highway Revenue Tolls, Series A, 5.00%, 8/15/47	200,000	232,962
Dallas Area Rapid Transit, Sales Tax Revenue, Series A, 5.00%, 12/1/46	300,000	349,401

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers Municipal Infrastructure Revenue Bond ETF (Continued)

November 30, 2019 (Unaudited)

	Principal Amount	Value
Texas (Continued)
North Texas Tollway Authority, Highway Revenue Tolls, Series A, 5.00%, 1/1/38	$500,000	$571,565
Series A, 5.00%, 1/1/43	125,000	149,209
Series A, 5.00%, 1/1/48	1,500,000	1,778,610
Series B, 5.00%, 1/1/48	390,000	456,709
San Antonio Water System, Water Revenue, Series B, 5.00%, 5/15/39	155,000	179,208
Texas Water Development Board, Water Revenue, Series A, 5.00%, 10/15/45	600,000	697,692

		5,404,512

Utah — 1.7%
Salt Lake City Corp Airport, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 7/1/43	400,000	476,224
Series A, AMT, 5.00%, 7/1/47	450,000	524,920
Series A, AMT, 5.25%, 7/1/48	225,000	271,555

		1,272,699

Virginia — 2.2%
Chesapeake Bay Bridge & Tunnel District, Highway Revenue Tolls, 5.00%, 7/1/41	190,000	224,413
Virginia Small Business Financing Authority, Highway Revenue Tolls, 5.00%, 12/31/52	550,000	628,430
AMT, 5.00%, 12/31/56	750,000	854,220

		1,707,063

	Principal Amount	Value
Washington — 1.6%
Central Puget Sound Regional Transit Authority, Sales Tax Revenue, Series S-1, 5.00%, 11/1/35	$120,000	$142,362
Series S-1, 5.00%, 11/1/45	400,000	466,060
Energy Northwest, Nuclear Revenue, Series A, 5.00%, 7/1/38	300,000	376,131
Port of Seattle WA, Private Airport & Marina Revenue, Series C, AMT, 5.25%, 5/1/42	190,000	226,605

		1,211,158

Wisconsin — 0.5%
Wisconsin Department of Transportation, Miscellaneous Revenue, Series 2, 5.00%, 7/1/30	45,000	55,766
Wisconsin Health & Educational Facilities Authority, Electric, Power & Light Revenue, 5.00%, 4/1/44	245,000	294,267

		350,033

TOTAL MUNICIPAL BONDS (Cost $71,626,910)		74,883,856

TOTAL INVESTMENTS — 98.6% (Cost $71,626,910)		$74,883,856
Other assets and liabilities, net — 1.4%		1,066,983

NET ASSETS — 100.0%		$75,950,839

AMT:	Alternative Minimum Tax

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds (a)	$—	$74,883,856	$—	$74,883,856

TOTAL	$—	$74,883,856	$—	$74,883,856

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF

November 30, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 97.6%
Australia — 4.8%
AGL Energy Ltd.	5,498	$75,902
Alumina Ltd.	20,515	32,054
Aurizon Holdings Ltd.	15,201	59,430
Bendigo & Adelaide Bank Ltd.	4,086	27,721
BHP Group Ltd.	23,459	606,621
Boral Ltd.	9,825	34,159
CIMIC Group Ltd.	740	16,838
Coca-Cola Amatil Ltd.	4,246	32,683
Crown Resorts Ltd.	2,821	24,634
Fortescue Metals Group Ltd.	11,611	76,416
Harvey Norman Holdings Ltd. (a)	4,447	12,934
Insurance Australia Group Ltd.	18,281	97,562
Medibank Pvt Ltd.	23,086	50,906
Wesfarmers Ltd.	9,013	258,304

		1,406,164

Austria — 0.2%
ANDRITZ AG	565	22,053
voestalpine AG	932	24,715

		46,768

Belgium — 0.1%
Proximus SADP	1,272	38,401

Brazil — 0.4%
BB Seguridade Participacoes SA	5,808	47,320
Hypera SA	3,198	25,186
Petrobras Distribuidora SA	5,817	39,126
Porto Seguro SA	872	12,374

		124,006

Canada — 11.6%
Bank of Nova Scotia	9,781	551,845
BCE, Inc.	1,259	60,606
Canadian Imperial Bank of Commerce	3,568	310,154
CI Financial Corp.	1,943	30,602
First Capital Realty, Inc.	1,466	23,818
Great-West Lifeco, Inc.	2,332	58,728
IGM Financial, Inc.	747	21,484
Inter Pipeline Ltd. (a)	3,397	56,265
Keyera Corp.	1,767	43,116
Manulife Financial Corp.	15,659	308,052
Pembina Pipeline Corp.	4,130	144,212
Power Corp. of Canada	2,524	61,264
Power Financial Corp.	2,163	52,892
Royal Bank of Canada	11,479	939,666
Shaw Communications, Inc., Class B	3,651	75,453
Sun Life Financial, Inc. (a)	4,694	214,194
TC Energy Corp.	7,403	374,539
TELUS Corp.	1,584	59,806

		3,386,696

Chile — 0.2%
Aguas Andinas SA, Class A	22,258	9,075
Banco Santander Chile	564,914	30,083
Cia Cervecerias Unidas SA	1,078	9,899

	Number of Shares	Value
Chile (Continued)
Enel Chile SA	275,132	$20,591

		69,648

China — 6.7%
Beijing Capital International Airport Co. Ltd., Class H	15,690	14,833
China Construction Bank Corp., Class H	772,631	614,927
China Fortune Land Development Co. Ltd., Class A	2,000	7,946
China Petroleum & Chemical Corp., Class A	10,400	7,382
China Petroleum & Chemical Corp., Class H	205,794	115,415
China Shenhua Energy Co. Ltd., Class A	3,000	7,344
China Shenhua Energy Co. Ltd., Class H	28,177	54,570
China Telecom Corp. Ltd., Class H	109,896	41,556
China Vanke Co. Ltd., Class H	12,107	45,318
China Yangtze Power Co. Ltd., Class A	11,300	29,142
CIFI Holdings Group Co. Ltd.	25,195	18,347
CNOOC Ltd.	143,475	208,218
Country Garden Holdings Co. Ltd. (a)	61,763	86,004
Daqin Railway Co. Ltd., Class A	10,000	11,280
Dongfeng Motor Group Co. Ltd., Class H	23,437	22,516
Fuyao Glass Industry Group Co. Ltd., Class A	3,300	10,435
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	2,014	5,943
Gemdale Corp., Class A	1,900	3,216
Guangzhou Automobile Group Co. Ltd., Class H	23,774	25,391
Henan Shuanghui Investment & Development Co. Ltd., Class A	700	3,086
Hengan International Group Co. Ltd.	5,980	39,496
Huayu Automotive Systems Co. Ltd., Class A	900	3,318
Industrial & Commercial Bank of China Ltd., Class H	523,298	373,032
Jiangsu Expressway Co. Ltd., Class H	11,495	15,331
Logan Property Holdings Co. Ltd.	11,248	16,467
Postal Savings Bank of China Co. Ltd., Class H, 144A	63,284	41,070
RiseSun Real Estate Development Co. Ltd., Class A	2,000	2,455
SAIC Motor Corp. Ltd., Class A	3,300	10,914
Seazen Holdings Co. Ltd., Class A	1,200	5,573
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	10,240	9,370
Shenergy Co. Ltd., Class A	3,400	2,868
Shenzhen Overseas Chinese Town Co. Ltd., Class A	3,000	2,940
Sinopec Shanghai Petrochemical Co. Ltd., Class H	28,989	8,036
Sinotruk Hong Kong Ltd.	5,406	9,130
Wanhua Chemical Group Co. Ltd., Class A	1,800	12,395
Weichai Power Co. Ltd., Class A	2,100	3,940
Weichai Power Co. Ltd., Class H	16,734	28,604

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
China (Continued)
Yuzhou Properties Co. Ltd.	12,929	$5,946
Zhejiang Expressway Co. Ltd., Class H	12,169	10,649

		1,934,403

Colombia — 0.1%
Ecopetrol SA	41,352	38,602

Cyprus — 0.1%
Polymetal International PLC	1,807	27,154

Czech Republic — 0.1%
Komercni banka AS	645	22,100

Egypt — 0.0%
Eastern Co. SAE	8,172	7,589

Finland — 1.9%
Elisa OYJ	1,189	63,596
Fortum OYJ	3,441	81,155
Nokian Renkaat OYJ	1,036	28,055
Orion OYJ, Class B	840	36,584
Sampo OYJ, Class A	3,501	141,669
Stora Enso OYJ, Class R	4,735	63,694
UPM-Kymmene OYJ	4,268	142,683

		557,436

France — 8.8%
Amundi SA, 144A	490	37,117
AXA SA	15,476	421,392
Bouygues SA	1,866	76,290
CNP Assurances	1,436	28,373
Eutelsat Communications SA (a)	1,466	24,068
Publicis Groupe SA	1,731	76,230
Sanofi	9,044	842,727
SCOR SE	1,263	54,297
TOTAL SA	19,226	1,009,902

		2,570,396

Germany — 8.4%
Allianz SE	3,396	813,852
Axel Springer SE	404	27,841
BASF SE	7,354	553,164
Bayer AG	7,485	566,979
Bayerische Motoren Werke AG	2,638	213,205
Covestro AG, 144A	1,458	68,323
Evonik Industries AG	1,605	46,613
Hannover Rueck SE	471	87,506
HOCHTIEF AG	187	22,990
TUI AG	3,492	48,037

		2,448,510

Greece — 0.1%
Motor Oil Hellas Corinth Refineries SA	513	12,014
OPAP SA	1,759	21,645

		33,659

Hong Kong — 5.4%
BOC Hong Kong Holdings Ltd.	29,795	101,248
China Everbright International Ltd.	28,432	21,503
China Everbright Ltd.	6,954	11,194

	Number of Shares	Value
Hong Kong (Continued)
China Merchants Port Holdings Co. Ltd.	10,961	$17,055
China Mobile Ltd.	49,345	371,927
China Resources Cement Holdings Ltd.	21,852	26,157
China State Construction International Holdings Ltd.	15,759	12,422
CK Infrastructure Holdings Ltd.	5,005	33,888
CLP Holdings Ltd.	13,011	134,137
Guangdong Investment Ltd.	25,057	51,793
Hang Lung Properties Ltd.	16,463	33,735
Hang Seng Bank Ltd.	6,144	125,270
Henderson Land Development Co. Ltd.	11,689	56,222
HKT Trust & HKT Ltd. (b)	31,005	45,471
Kerry Properties Ltd.	4,968	16,025
Kingboard Holdings Ltd.	5,636	15,516
Kingboard Laminates Holdings Ltd.	6,610	7,456
Lee & Man Paper Manufacturing Ltd.	8,489	5,748
New World Development Co. Ltd.	49,064	64,059
NWS Holdings Ltd.	14,217	19,070
Power Assets Holdings Ltd.	11,301	78,610
Shimao Property Holdings Ltd.	9,220	33,392
Sino Land Co. Ltd.	26,050	39,070
Sun Hung Kai Properties Ltd.	12,686	184,591
Wharf Real Estate Investment Co. Ltd.	9,398	52,166
Yue Yuen Industrial Holdings Ltd.	6,724	19,886

		1,577,611

India — 0.5%
Bharat Petroleum Corp. Ltd.	5,454	38,892
Bharti Infratel Ltd.	3,120	12,017
Hindustan Petroleum Corp. Ltd.	4,562	17,971
Indian Oil Corp. Ltd.	15,303	28,030
Oil & Natural Gas Corp. Ltd.	21,205	38,944

		135,854

Indonesia — 0.5%
PT Adaro Energy Tbk	136,084	11,867
PT Gudang Garam Tbk	3,617	12,918
PT Telekomunikasi Indonesia Persero Tbk	393,955	109,766
PT United Tractors Tbk	14,029	20,812

		155,363

Italy — 1.1%
Assicurazioni Generali SpA	8,776	179,304
Snam SpA	16,770	83,430
Terna Rete Elettrica Nazionale SpA	10,607	68,183

		330,917

Japan — 6.8%
Canon, Inc.	7,970	220,520
Daito Trust Construction Co. Ltd.	600	73,336
Japan Tobacco, Inc.	9,509	216,603
Komatsu Ltd.	7,400	173,462
Konica Minolta, Inc.	3,600	23,570
Marubeni Corp.	12,600	92,990
Mitsubishi Chemical Holdings Corp.	10,100	74,862
Mitsubishi Gas Chemical Co., Inc.	1,400	21,887
Mitsubishi Tanabe Pharma Corp.	2,000	36,581
MS&AD Insurance Group Holdings, Inc.	3,878	125,395

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Nikon Corp.	2,600	$35,637
Nippon Steel Corp.	6,600	96,761
Nissan Motor Co. Ltd.	18,581	115,175
NSK Ltd.	2,900	28,017
NTT DOCOMO, Inc.	10,600	290,675
Sekisui House Ltd.	4,875	105,281
Subaru Corp.	4,948	129,517
Sumitomo Chemical Co. Ltd.	12,500	56,388
Yamaha Motor Co. Ltd.	2,300	48,033

		1,964,690

Macau — 0.3%
Sands China Ltd.	19,250	90,990

Malaysia — 0.3%
AirAsia Group Bhd	10,400	4,208
HAP Seng Consolidated Bhd	6,082	14,417
Maxis Bhd	19,000	23,565
MISC Bhd	8,300	16,197
Petronas Gas Bhd	5,400	20,041

		78,428

Mexico — 0.4%
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,997	30,544
Grupo Mexico SAB de CV, Series B	27,459	71,908

		102,452

Netherlands — 0.2%
Randstad NV	996	58,050

New Zealand — 0.2%
Spark New Zealand Ltd.	15,387	44,841

Norway — 1.3%
Equinor ASA	8,152	150,301
Gjensidige Forsikring ASA	1,755	33,053
Mowi ASA	3,575	88,738
Telenor ASA	5,695	104,011

		376,103

Peru — 0.1%
Southern Copper Corp.	714	27,153

Philippines — 0.1%
Aboitiz Power Corp.	11,400	7,729
Globe Telecom, Inc.	282	10,766
Manila Electric Co.	1,910	11,990

		30,485

Poland — 0.2%
Powszechny Zaklad Ubezpieczen SA	5,074	50,207
Santander Bank Polska SA	241	16,946

		67,153

Portugal — 0.5%
EDP — Energias de Portugal SA	19,836	80,267
Galp Energia SGPS SA	3,945	64,268

		144,535

	Number of Shares	Value
Qatar — 0.2%
Barwa Real Estate Co.	12,722	$11,915
Masraf Al Rayan QSC	29,947	31,666
Qatar Electricity & Water Co. QSC	4,094	18,137

		61,718

Russia — 3.7%
Alrosa PJSC	22,373	27,118
Gazprom PJSC	85,334	341,947
Inter RAO UES PJSC	283,091	19,643
LUKOIL PJSC	3,130	298,901
MMC Norilsk Nickel PJSC	512	135,795
Mobile TeleSystems PJSC, ADR	4,186	39,516
Novolipetsk Steel PJSC	10,046	20,229
PhosAgro PJSC, GDR	711	8,759
Severstal PJSC	1,742	24,611
Tatneft PJSC	12,108	139,486
X5 Retail Group NV, GDR	1,022	34,093

		1,090,098

Saudi Arabia — 2.0%
Advanced Petrochemical Co.	899	11,244
Al Rajhi Bank	9,765	161,969
Arab National Bank	4,533	30,824
Banque Saudi Fransi	4,498	40,182
Jarir Marketing Co.	503	21,220
National Commercial Bank	9,507	116,619
Riyad Bank	9,477	55,598
Samba Financial Group	8,141	63,283
Saudi British Bank	5,682	51,668
Yanbu National Petrochemical Co.	1,877	25,077

		577,684

Singapore — 1.7%
ComfortDelGro Corp. Ltd.	17,487	30,052
Oversea-Chinese Banking Corp. Ltd.	25,600	201,812
Singapore Exchange Ltd.	6,841	44,274
Singapore Technologies Engineering Ltd.	12,856	38,828
Singapore Telecommunications Ltd.	64,346	159,048
Venture Corp. Ltd.	2,200	25,532

		499,546

South Africa — 2.4%
Absa Group Ltd.	5,305	53,314
Exxaro Resources Ltd.	2,006	18,253
FirstRand Ltd.	27,360	116,924
Foschini Group Ltd.	1,972	20,884
Investec Ltd. (a)	2,611	15,005
Kumba Iron Ore Ltd. (a)	541	13,878
Liberty Holdings Ltd.	1,162	8,840
Mr Price Group Ltd. (a)	1,763	21,055
Nedbank Group Ltd.	3,099	46,317
Old Mutual Ltd.	41,421	52,409
RMB Holdings Ltd.	6,142	33,806
Sanlam Ltd.	14,868	77,531
SPAR Group Ltd. (a)	1,691	23,764
Standard Bank Group Ltd.	10,473	118,460
Telkom SA SOC Ltd. (a)	2,477	7,926

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
South Africa (Continued)
Tiger Brands Ltd.	1,355	$18,892
Vodacom Group Ltd. (a)	5,384	44,504

		691,762

South Korea — 0.7%
KT&G Corp.	973	80,565
Orange Life Insurance Ltd., 144A	307	7,421
Samsung Fire & Marine Insurance Co. Ltd.	255	50,195
SK Telecom Co. Ltd.	158	32,907
Woongjin Coway Co. Ltd.	415	31,481

		202,569

Spain — 3.2%
ACS Actividades de Construccion y Servicios SA	2,055	80,052
Aena SME SA, 144A	545	100,173
Enagas SA	1,950	48,613
Endesa SA	2,660	72,384
Iberdrola SA	48,099	473,488
Mapfre SA	9,032	25,484
Naturgy Energy Group SA	2,276	59,225
Red Electrica Corp. SA	3,626	70,965

		930,384

Sweden — 0.6%
Electrolux AB, Series B	1,888	48,541
Hennes & Mauritz AB, Class B (a)	6,435	124,261

		172,802

Switzerland — 3.2%
Adecco Group AG	1,233	76,274
Kuehne + Nagel International AG	450	73,217
Swiss Life Holding AG	267	132,465
Swiss Prime Site AG	585	61,816
Swisscom AG	208	107,731
Zurich Insurance Group AG	1,198	470,281

		921,784

Taiwan — 3.3%
Catcher Technology Co. Ltd.	5,417	44,298
Cathay Financial Holding Co. Ltd.	2,039	2,787
Compal Electronics, Inc.	35,472	21,857
CTBC Financial Holding Co. Ltd.	146,411	104,852
Far EasTone Telecommunications Co. Ltd.	12,801	30,670
First Financial Holding Co. Ltd.	83,653	62,924
Formosa Chemicals & Fibre Corp.	29,323	83,902
Formosa Petrochemical Corp.	10,049	31,619
Formosa Plastics Corp.	35,130	111,917
Formosa Taffeta Co. Ltd.	6,959	7,755
Foxconn Technology Co. Ltd.	6,825	14,898
Globalwafers Co. Ltd.	1,711	18,562
Lite-On Technology Corp.	17,925	28,435
Micro-Star International Co. Ltd.	6,207	17,068
Nan Ya Plastics Corp.	40,081	93,928
Nanya Technology Corp.	10,019	23,380
Nien Made Enterprise Co. Ltd.	1,434	13,160
Novatek Microelectronics Corp.	4,889	35,814
Phison Electronics Corp.	1,118	10,425

	Number of Shares	Value
Taiwan (Continued)
Pou Chen Corp.	17,477	$22,769
Powertech Technology, Inc.	6,553	20,211
Ruentex Industries Ltd.	2,288	5,677
Standard Foods Corp.	3,500	7,605
Taiwan Cement Corp.	37,054	50,279
Vanguard International Semiconductor Corp.	6,235	14,632
Walsin Technology Corp.	2,480	13,818
Winbond Electronics Corp.	22,176	12,683
Yageo Corp.	2,033	21,989
Zhen Ding Technology Holding Ltd.	4,381	19,313

		947,227

Thailand — 1.0%
Land & Houses PCL, NVDR	65,600	21,275
PTT Global Chemical PCL, NVDR	18,345	32,631
PTT PCL, NVDR	90,500	129,532
Siam Cement PCL	2,700	34,043
Siam Cement PCL, NVDR	3,800	47,913
Siam Commercial Bank PCL, NVDR	6,800	27,229
TMB Bank PCL, NVDR	123,000	6,513

		299,136

Turkey — 0.2%
Eregli Demir ve Celik Fabrikalari TAS	9,996	13,958
Ford Otomotiv Sanayi AS	620	6,887
TAV Havalimanlari Holding AS	1,855	8,688
Tupras Turkiye Petrol Rafinerileri AS	989	21,335

		50,868

United Arab Emirates — 0.4%
Aldar Properties PJSC	32,040	18,928
Dubai Islamic Bank PJSC	15,846	22,864
Emaar Malls PJSC	22,814	11,863
Emirates Telecommunications Group Co. PJSC	13,801	61,244

		114,899

United Kingdom — 13.4%
Admiral Group PLC	1,584	43,847
Anglo American PLC	8,203	215,024
Aviva PLC	30,672	160,205
BAE Systems PLC	25,564	189,607
Barratt Developments PLC	8,502	73,330
BT Group PLC	67,692	167,729
Direct Line Insurance Group PLC	11,361	44,880
easyJet PLC	1,333	23,070
G4S PLC	13,004	35,172
GlaxoSmithKline PLC	39,943	906,227
Imperial Brands PLC	7,627	168,030
ITV PLC	29,652	55,653
Kingfisher PLC	17,687	48,021
Legal & General Group PLC	47,385	172,171
Micro Focus International PLC	2,883	42,244
Mondi PLC	3,823	82,854
National Grid PLC (a)	28,026	322,531
Persimmon PLC	2,520	83,381
Rio Tinto Ltd.	2,992	196,105

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
United Kingdom (Continued)
Rio Tinto PLC	9,020	$490,205
Schroders PLC	1,041	44,422
Severn Trent PLC	1,986	57,620
Standard Life Aberdeen PLC	19,966	81,843
Taylor Wimpey PLC	27,479	61,936
WPP PLC	10,094	130,631

		3,896,738

United States (c) — 0.2%
Carnival PLC	1,259	52,976

TOTAL COMMON STOCKS (Cost $28,910,225)		28,406,348

PREFERRED STOCKS — 1.6%
Brazil — 0.5%
Itausa — Investimentos Itau SA	33,485	105,089
Telefonica Brasil SA	3,616	48,104

		153,193

Chile — 0.1%
Embotelladora Andina SA, Class B	867	2,203
Sociedad Quimica y Minera de Chile SA, Class B	874	20,688

		22,891

Germany — 0.1%
Bayerische Motoren Werke AG	467	28,835

South Korea — 0.9%
Hyundai Motor Co.	199	12,148

	Number of Shares	Value
South Korea (Continued)
Hyundai Motor Co. — 2nd Preferred	312	$21,475
Samsung Electronics Co. Ltd.	6,503	224,906

		258,529

TOTAL PREFERRED STOCKS (Cost $430,847)		463,448

EXCHANGE-TRADED FUNDS — 0.0%
Xtrackers MSCI EAFE High Dividend Yield Equity ETF (a)(d) (Cost $14,895)	650	15,505

SECURITIES LENDING COLLATERAL — 2.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.53% (e)(f) (Cost $811,039)	811,039	811,039

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 1.58% (e) (Cost $53,477)	53,477	53,477

TOTAL INVESTMENTS — 102.2% (Cost $30,220,483)		$29,749,817
Other assets and liabilities, net — (2.2%)		(654,602)

NET ASSETS — 100.0%		$29,095,215

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2019 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2019	Value ($) at 11/30/2019
EXCHANGE-TRADED FUNDS — 0.0%
Xtrackers MSCI EAFE High Dividend Yield Equity ETF (a)(d)
—	34,373		(20,170)	692	610	—	—	650	15,505

SECURITIES LENDING COLLATERAL — 2.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.53% (e)(f)
372,442	438,597	(g)	—	—	—	2,183	—	811,039	811,039

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 1.58% (e)
7,618	2,510,456		(2,464,597)	—	—	718	—	53,477	53,477

380,060	2,983,426		(2,484,767)	692	610	2,901	—	865,166	880,021

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2019 amounted to $784,975, which is 2.7% of net assets.

(b)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Securities are listed in country of domicile and trade on exchanges within the MSCI ACWI ex USA High Dividend Yield Index.
(d)	Affiliated fund advised by DBX Advisors LLC.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (Continued)

November 30, 2019 (Unaudited)

(f)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $12,916.

(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2019.

ADR:	American Depositary Receipt
GDR:	Global Depositary Receipt
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
QSC:	Qatari Shareholders Company
SAE:	Societe Anonyme Egyptienne
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At November 30, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
EURO STOXX Futures	EUR	1	$38,656	$40,818	12/20/2019	$1,885
MSCI EAFE Futures	USD	1	98,895	98,865	12/20/2019	(30)
MSCI Emerging Markets Index Futures	USD	1	50,925	51,900	12/20/2019	975

Total net unrealized appreciation						$2,830

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (h)	$28,406,348	$—	$—	$28,406,348
Preferred Stocks (h)	463,448	—	—	463,448
Exchange-Traded Funds	15,505	—	—	15,505
Short-Term Investments (h)	864,516	—	—	864,516
Derivatives (i)
Futures Contracts	2,860	—	—	2,860

TOTAL	$29,752,677	$—	$—	$29,752,677

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Futures Contracts	$(30)	$—	$—	$(30)

TOTAL	$(30)	$—	$—	$(30)

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE High Dividend Yield Equity ETF

November 30, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.8%
Australia — 5.0%
Alumina Ltd.	564,836	$882,547
Aurizon Holdings Ltd.	431,494	1,686,966
Bendigo & Adelaide Bank Ltd.	112,228	761,388
Boral Ltd.	264,232	918,654
CIMIC Group Ltd.	21,122	480,612
Coca-Cola Amatil Ltd.	115,436	888,561
Crown Resorts Ltd.	81,103	708,218
Fortescue Metals Group Ltd. (a)	302,614	1,991,615
Harvey Norman Holdings Ltd. (a)	118,036	343,310
Insurance Australia Group Ltd.	502,217	2,680,230
Medibank Pvt Ltd.	605,064	1,334,205
Wesfarmers Ltd.	247,581	7,095,441

		19,771,747

Austria — 0.3%
ANDRITZ AG	16,460	642,468
voestalpine AG	26,425	700,726

		1,343,194

Belgium — 0.3%
Proximus SADP	34,832	1,051,551

Finland — 3.5%
Elisa OYJ	30,875	1,651,416
Fortum OYJ	96,439	2,274,478
Nokian Renkaat OYJ	28,065	759,997
Orion OYJ, Class B	23,646	1,029,848
Sampo OYJ, Class A	96,538	3,906,454
UPM-Kymmene OYJ	116,813	3,905,159

		13,527,352

France — 14.9%
Amundi SA, 144A	14,247	1,079,191
AXA SA	423,539	11,532,428
Bouygues SA	49,180	2,010,697
CNP Assurances	41,747	824,863
Eutelsat Communications SA (a)	36,948	606,602
Publicis Groupe SA	48,000	2,113,818
Sanofi	215,669	20,096,210
SCOR SE	34,452	1,481,106
TOTAL SA	357,810	18,795,010

		58,539,925

Germany — 11.6%
Allianz SE	81,003	19,412,393
BASF SE	200,767	15,101,580
Bayerische Motoren Werke AG	71,892	5,810,358
Covestro AG, 144A	39,330	1,843,025
Evonik Industries AG	43,506	1,263,523
HOCHTIEF AG	5,369	660,065
TUI AG	95,732	1,316,926

		45,407,870

Hong Kong — 6.0%
BOC Hong Kong Holdings Ltd.	803,330	2,729,849
CK Infrastructure Holdings Ltd.	144,000	974,993
Hang Lung Properties Ltd.	480,650	984,910

	Number of Shares	Value
Hong Kong (Continued)
Hang Seng Bank Ltd.	165,230	$3,368,875
Henderson Land Development Co. Ltd.	315,000	1,515,090
HKT Trust & HKT Ltd. (b)	833,190	1,221,937
Kerry Properties Ltd.	142,500	459,663
New World Development Co. Ltd.	1,350,116	1,762,727
NWS Holdings Ltd.	310,289	416,216
Power Assets Holdings Ltd.	311,735	2,168,435
Sino Land Co. Ltd.	736,503	1,104,602
Sun Hung Kai Properties Ltd.	346,000	5,034,576
Wharf Real Estate Investment Co. Ltd.	264,000	1,465,402
Yue Yuen Industrial Holdings Ltd.	146,797	434,141

		23,641,416

Italy — 2.3%
Assicurazioni Generali SpA	240,862	4,921,098
Snam SpA	444,672	2,212,214
Terna Rete Elettrica Nazionale SpA	307,901	1,979,238

		9,112,550

Japan — 10.9%
Canon, Inc.	219,134	6,063,154
Daito Trust Construction Co. Ltd.	15,600	1,906,730
Japan Tobacco, Inc.	262,900	5,988,531
Komatsu Ltd.	202,700	4,751,447
Mitsubishi Chemical Holdings Corp.	290,600	2,153,959
Mitsubishi Gas Chemical Co., Inc.	34,700	542,475
Mitsubishi Tanabe Pharma Corp.	55,200	1,009,639
Nissan Motor Co. Ltd.	510,800	3,166,204
NTT DOCOMO, Inc.	289,700	7,944,198
Sekisui House Ltd.	136,124	2,939,761
Subaru Corp.	134,700	3,525,866
Sumitomo Chemical Co. Ltd.	323,500	1,459,310
Yamaha Motor Co. Ltd.	61,800	1,290,627

		42,741,901

Macau — 0.7%
Sands China Ltd.	536,371	2,535,304

Netherlands — 0.4%
Randstad NV	27,001	1,573,712

New Zealand — 0.3%
Spark New Zealand Ltd.	414,587	1,208,201

Norway — 1.6%
Gjensidige Forsikring ASA	44,716	842,164
Mowi ASA	95,749	2,376,674
Telenor ASA	157,316	2,873,149

		6,091,987

Portugal — 1.0%
EDP — Energias de Portugal SA	561,378	2,271,641
Galp Energia SGPS SA	108,840	1,773,105

		4,044,746

Singapore — 3.5%
ComfortDelGro Corp. Ltd.	490,200	842,422
Oversea-Chinese Banking Corp. Ltd.	703,900	5,549,045
Singapore Exchange Ltd.	176,250	1,140,673

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
Singapore (Continued)
Singapore Technologies Engineering Ltd.	353,890	$1,068,826
Singapore Telecommunications Ltd.	1,784,698	4,411,334
Venture Corp. Ltd.	59,600	691,690

		13,703,990

Spain — 6.1%
ACS Actividades de Construccion y Servicios SA	56,884	2,215,910
Aena SME SA, 144A	14,668	2,696,031
Enagas SA	51,284	1,278,500
Endesa SA	69,019	1,878,158
Iberdrola SA	1,324,871	13,042,057
Mapfre SA	250,137	705,776
Red Electrica Corp. SA	97,895	1,915,919

		23,732,351

Switzerland — 5.3%
Kuehne + Nagel International AG	11,725	1,907,725
Swiss Prime Site AG	16,490	1,742,477
Swisscom AG	5,624	2,912,876
Zurich Insurance Group AG	35,745	14,031,884

		20,594,962

United Kingdom — 25.7%
Admiral Group PLC	42,414	1,174,059
Anglo American PLC	229,000	6,002,732
Aviva PLC	865,000	4,518,032
BAE Systems PLC	699,055	5,184,846
Barratt Developments PLC	227,745	1,964,316
BT Group PLC	1,835,857	4,548,943
Direct Line Insurance Group PLC	307,133	1,213,284
easyJet PLC	35,656	617,100
G4S PLC	347,639	940,263
GlaxoSmithKline PLC	885,171	20,082,770
ITV PLC	814,956	1,529,567
Kingfisher PLC	459,625	1,247,909
Legal & General Group PLC	1,301,365	4,728,438
Micro Focus International PLC	74,081	1,085,493

	Number of Shares	Value
United Kingdom (Continued)
Mondi PLC	105,429	$2,284,922
National Grid PLC (a)	760,227	8,748,905
Persimmon PLC	69,163	2,288,449
Rio Tinto Ltd.	80,710	5,289,989
Rio Tinto PLC	246,886	13,417,379
Schroders PLC	27,677	1,181,050
Severn Trent PLC	53,000	1,537,701
SSE PLC	223,028	3,750,331
Standard Life Aberdeen PLC	524,475	2,149,878
Taylor Wimpey PLC	738,692	1,664,957
WPP PLC	275,603	3,566,711

		100,718,024

United States (c) — 0.4%
Carnival PLC	34,754	1,462,365

TOTAL COMMON STOCKS (Cost $383,543,127)		390,803,148

PREFERRED STOCKS — 0.2%
Germany — 0.2%
Bayerische Motoren Werke AG (Cost $1,001,742)	13,329	823,008

SECURITIES LENDING COLLATERAL — 2.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.53% (d)(e) (Cost $8,340,042)	8,340,042	8,340,042

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 1.58% (d) (Cost $528,597)	528,597	528,597

TOTAL INVESTMENTS — 102.2% (Cost $393,413,508)		$400,494,795
Other assets and liabilities, net — (2.2%)		(8,756,770)

NET ASSETS — 100.0%		$391,738,025

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2019 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2019	Value ($) at 11/30/2019
SECURITIES LENDING COLLATERAL — 2.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.53% (d)(e)
9,051,557	—	(711,515	)(f)	—	—	16,583	—	8,340,042	8,340,042

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 1.58% (d)
—	14,064,484	(13,535,887)		—	—	4,400	—	528,597	528,597

9,051,557	14,064,484	(14,247,402)		—	—	20,983	—	8,868,639	8,868,639

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2019 amounted to $9,628,017, which is 2.5% of net assets.

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (Continued)

November 30, 2019 (Unaudited)

(b)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Securities are listed in country of domicile and trade on exchanges within the MSCI EAFE High Dividend Yield Index.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $2,449,863.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2019.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At November 30, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
EURO STOXX Futures	EUR	9	$362,839	$367,365	12/20/2019	$4,653
MSCI EAFE Futures	USD	9	860,444	889,785	12/20/2019	29,341

Total unrealized appreciation						$33,994

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$390,803,148	$—	$—	$390,803,148
Preferred Stocks	823,008	—	—	823,008
Short-Term Investments (g)	8,868,639	—	—	8,868,639
Derivatives (h)
Futures Contracts	33,994	—	—	33,994

TOTAL	$400,528,789	$—	$—	$400,528,789

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	36

This Page is Intentionally Left Blank

37

DBX ETF Trust

Statements of Assets and Liabilities

November 30, 2019 (Unaudited)

	Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF	Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF	Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	Xtrackers Municipal Infrastructure Revenue Bond ETF
Assets
Investment in non-affiliated securities at value	$15,773,248	$—	$6,874,372	$74,883,856
Investment in affiliated securities at value	—	9,677,433	20,146	—
Investment in DWS Government Money Market Series	271,216	107,826	124,719	—
Investment in DWS Government & Agency Securities Portfolio*	—	4,724,130	29,700	—
Cash	79,678	13,583	13,437	123,686
Deposit with broker for futures contracts	183,830	58,030	85,770	—
Receivables:
Investment securities sold	—	—	139,067	—
Variation margin on futures contracts	—	1,664	8,000	—
Interest	213,916	154	63,828	952,444
Securities lending income	9	136	28	—

Total assets	$16,521,897	$14,582,956	$7,359,067	$75,959,986

Liabilities
Payable upon return of securities loaned	$—	$4,724,130	$29,700	$—
Payables:
Investment securities purchased	—	—	222,782	—
Investment advisory fees	6,073	1,606	1,432	9,147
Variation margin on futures contracts	27,683	—	—	—

Total liabilities	33,756	4,725,736	253,914	9,147

Net Assets, at value	$16,488,141	$9,857,220	$7,105,153	$75,950,839

Net Assets Consist of
Paid-in capital	$17,080,916	$10,719,729	$7,557,643	$72,662,876
Distributable earnings (loss)	(592,775)	(862,509)	(452,490)	3,287,963

Net Assets, at value	$16,488,141	$9,857,220	$7,105,153	$75,950,839

Number of Common Shares outstanding	700,001	450,001	300,001	2,700,001

Net Asset Value	$23.55	$21.90	$23.68	$28.13

Investment in non-affiliated securities at cost	$15,478,163	$—	$6,413,576	$71,626,910

Investment in affiliated securities at cost	$—	$9,658,035	$19,654	$—

Value of securities loaned	$—	$4,618,532	$28,787	$—

Investment in DWS Government Money Market Series at cost	$271,216	$107,826	$124,719	$—

Investment in DWS Government & Agency Securities Portfolio at cost*	$—	$4,724,130	$29,700	$—

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	38

DBX ETF Trust

Statements of Assets and Liabilities (Continued)

November 30, 2019 (Unaudited)

	Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	Xtrackers MSCI EAFE High Dividend Yield Equity ETF
Assets
Investment in non-affiliated securities at value	$28,869,796	$391,626,156
Investment in affiliated securities at value	15,505	—
Investment in DWS Government Money Market Series	53,477	528,597
Investment in DWS Government & Agency Securities Portfolio*	811,039	8,340,042
Cash	—	1,937
Foreign currency at value	55,425	90,622
Deposit with broker for futures contracts	9,954	66,192
Deferred foreign tax receivable	129	—
Receivables:
Investment securities sold	24,886	1,032
Capital shares	273	—
Dividends	57,179	1,024,600
Interest	44	434
Securities lending income	506	3,367
Foreign tax reclaim	15,345	90,940

Total assets	$29,913,558	$401,773,919

Liabilities
Payable upon return of securities loaned	$811,039	$8,340,042
Payables:
Investment securities purchased	—	1,626,845
Investment advisory fees	4,829	63,125
Variation margin on futures contracts	2,475	5,882

Total liabilities	818,343	10,035,894

Net Assets, at value	$29,095,215	$391,738,025

Net Assets Consist of
Paid-in capital	$30,225,037	$385,325,786
Distributable earnings (loss)	(1,129,822)	6,412,239

Net Assets, at value	$29,095,215	$391,738,025

Number of Common Shares outstanding	1,150,001	16,450,001

Net Asset Value	$25.30	$23.81

Investment in non-affiliated securities at cost	$29,341,072	$384,544,869

Investment in affiliated securities at cost	$14,895	$—

Value of securities loaned	$784,975	$9,628,017

Investment in DWS Government Money Market Series at cost	$53,477	$528,597

Investment in DWS Government & Agency Securities Portfolio at cost*	$811,039	$8,340,042

Non-cash collateral for securities on loan	$12,916	$2,449,863

Foreign currency at cost	$55,349	$89,542

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	39

DBX ETF Trust

Statements of Operations

For the Six Months Ended November 30, 2019 (Unaudited)

	Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF	Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF	Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	Xtrackers Municipal Infrastructure Revenue Bond ETF
Investment Income
Unaffiliated interest income*	$270,009	$—	$123,815	$1,036,069
Affiliated interest income	—	—	364	—
Income distributions from affiliated funds	1,505	235,636	893	—
Affiliated securities lending income	82	10,209	242	—
Unaffiliated securities lending income, net of borrower rebates	—	567	—	—

Total investment income	271,596	246,412	125,314	1,036,069

Expenses
Investment advisory fees	28,626	14,717	8,761	53,177
Other expenses	25	32	25	57

Total expenses	28,651	14,749	8,786	53,234

Less fees waived (see note 3):
Waiver	(69)	(6,951)	(38)	—

Net expenses	28,582	7,798	8,748	53,234

Net investment income (loss)	243,014	238,614	116,566	982,835

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	13,356	—	54,016	118,574
Investments in affiliates	—	(1,062)	—	—
In-kind redemptions	10,028	—	—	—
Futures contracts	(343,452)	(111,781)	(285,564)	—

Net realized gain (loss)	(320,068)	(112,843)	(231,548)	118,574
Net change in unrealized appreciation (depreciation) on:
Investments	282,570	—	355,285	833,735
Investments in affiliates	—	107,528	658	—
Futures contracts	97,606	41,361	72,884	—

Net change in unrealized appreciation (depreciation)	380,176	148,889	428,827	833,735

Net realized and unrealized gain (loss) on investments and futures	60,108	36,046	197,279	952,309

Net Increase (Decrease) in Net Assets Resulting from Operations	$303,122	$274,660	$313,845	$1,935,144

* Unaffiliated foreign tax withheld	$73	$—	$18	$—

See Notes to Financial Statements.	40

DBX ETF Trust

Statements of Operations (Continued)

For the Six Months Ended November 30, 2019 (Unaudited)

	Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	Xtrackers MSCI EAFE High Dividend Yield Equity ETF
Investment Income
Unaffiliated dividend income*	$619,433	$5,104,071
Income distributions from affiliated funds	718	4,400
Affiliated securities lending income	2,183	16,583

Total investment income	622,334	5,125,054

Expenses
Investment advisory fees	30,251	311,017
Other expenses	57	171

Total expenses	30,308	311,188

Less fees waived (see note 3):
Waiver	(26)	(188)

Net expenses	30,282	311,000

Net investment income (loss)	592,052	4,814,054

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments**	(260,393)	(5,357,124)
Investments in affiliates	692	—
In-kind redemptions	828,839	7,466,526
Futures contracts	6,884	123,660
Foreign currency transactions	(5,561)	(5,014)

Net realized gain (loss)	570,461	2,228,048
Net change in unrealized appreciation (depreciation) on:
Investments***	1,408,258	27,452,143
Investments in affiliates	610	—
Futures contracts	2,460	50,190
Foreign currency translations	43	9,712

Net change in unrealized appreciation (depreciation)	1,411,371	27,512,045

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1,981,832	29,740,093

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,573,884	$34,554,147

* Unaffiliated foreign tax withheld	$68,942	$230,344
** Net of foreign taxes	$282	$—
*** Net of change in deferred foreign taxes	$(643)	$—

See Notes to Financial Statements.	41

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF		Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF
	For the Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	For the Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$243,014	$344,329	$238,614	$358,227
Net realized gain (loss)	(320,068)	(417,236)	(112,843)	(231,945)
Net change in net unrealized appreciation (depreciation)	380,176	303,992	148,889	(64,162)

Net increase (decrease) in net assets resulting from operations	303,122	231,085	274,660	62,120

Distributions to Shareholders	(221,607)	(692,585)	(242,131)	(371,816)

Fund Shares Transactions
Proceeds from shares sold	10,624,734	—	3,309,572	4,533,388
Value of shares redeemed	(1,148,964)	(1,134,129)	—	(1,110,970)

Net increase (decrease) in net assets resulting from fund share transactions	9,475,770	(1,134,129)	3,309,572	3,422,418

Total net increase (decrease) in Net Assets	9,557,285	(1,595,629)	3,342,101	3,112,722

Net Assets
Beginning of period	6,930,856	8,526,485	6,515,119	3,402,397

End of period	$16,488,141	$6,930,856	$9,857,220	$6,515,119

Changes in Shares Outstanding
Shares outstanding, beginning of period	300,001	350,001	300,001	150,001
Shares sold	450,000	—	150,000	200,000
Shares redeemed	(50,000)	(50,000)	—	(50,000)

Shares outstanding, end of period	700,001	300,001	450,001	300,001

See Notes to Financial Statements.	42

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers Investment Grade Bond — Interest Rate Hedged ETF		Xtrackers Municipal Infrastructure Revenue Bond ETF
	For the Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	For the Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$116,566	$318,263	$982,835	$1,678,179
Net realized gain (loss)	(231,548)	(495,969)	118,574	(150,370)
Net change in net unrealized appreciation (depreciation)	428,827	387,134	833,735	2,904,660

Net increase (decrease) in net assets resulting from operations	313,845	209,428	1,935,144	4,432,469

Distributions to Shareholders	(119,761)	(517,208)	(904,993)	(1,651,620)

Fund Shares Transactions
Proceeds from shares sold	—	—	7,048,953	8,070,798
Value of shares redeemed	—	(2,319,160)	—	(1,322,758)

Net increase (decrease) in net assets resulting from fund share transactions	—	(2,319,160)	7,048,953	6,748,040

Total net increase (decrease) in Net Assets	194,084	(2,626,940)	8,079,104	9,528,889

Net Assets
Beginning of period	6,911,069	9,538,009	67,871,735	58,342,846

End of period	$7,105,153	$6,911,069	$75,950,839	$67,871,735

Changes in Shares Outstanding
Shares outstanding, beginning of period	300,001	400,001	2,450,001	2,200,001
Shares sold	—	—	250,000	300,000
Shares redeemed	—	(100,000)	—	(50,000)

Shares outstanding, end of period	300,001	300,001	2,700,001	2,450,001

See Notes to Financial Statements.	43

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI All World ex US High Dividend Yield Equity ETF		Xtrackers MSCI EAFE High Dividend Yield Equity ETF
	For the Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	For the Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$592,052	$1,343,868	$4,814,054	$12,328,103
Net realized gain (loss)	570,461	(395,647)	2,228,048	(4,217,333)
Net change in net unrealized appreciation (depreciation)	1,411,371	(1,493,585)	27,512,045	(20,084,730)

Net increase (decrease) in net assets resulting from operations	2,573,884	(545,364)	34,554,147	(11,973,960)

Distributions to Shareholders	(828,153)	(1,185,503)	(8,549,066)	(7,131,535)

Fund Shares Transactions
Proceeds from shares sold	9,840,288	16,381,277	157,303,232	280,085,371
Value of shares redeemed	(6,182,548)	(17,651,055)	(35,802,195)	(40,438,708)

Net increase (decrease) in net assets resulting from fund share transactions	3,657,740	(1,269,778)	121,501,037	239,646,663

Total net increase (decrease) in Net Assets	5,403,471	(3,000,645)	147,506,118	220,541,168

Net Assets
Beginning of period	23,691,744	26,692,389	244,231,907	23,690,739

End of period	$29,095,215	$23,691,744	$391,738,025	$244,231,907

Changes in Shares Outstanding
Shares outstanding, beginning of period	1,000,001	1,050,001	11,100,001	1,000,001
Shares sold	400,000	650,000	6,850,000	11,850,000
Shares redeemed	(250,000)	(700,000)	(1,500,000)	(1,750,000)

Shares outstanding, end of period	1,150,001	1,000,001	16,450,001	11,100,001

See Notes to Financial Statements.	44

DBX ETF Trust

Financial Highlights

Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF Selected Per Share Data	For the Six Months Ended 11/30/2019 (Unaudited)		Years Ended May 31,				Period Ended 5/31/2015(a)
			2019	2018	2017	2016
Net Asset Value, beginning of period	$23.10		$24.36	$24.91	$23.96	$25.03	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.45		1.05	0.99	1.07	1.07	0.27
Net realized and unrealized gain (loss)	0.47		(0.29)	(0.48)	1.18	(0.80)	(0.04)

Total from investment operations	0.92		0.76	0.51	2.25	0.27	0.23

Less distributions from:
Net investment income	(0.47)		(1.04)	(1.02)	(1.30)	(1.26)	(0.20)
Net realized gains	—		(0.98)	(0.04)	—	(0.08)	—

Total distributions	(0.47)		(2.02)	(1.06)	(1.30)	(1.34)	(0.20)

Net Asset Value, end of period	$23.55		$23.10	$24.36	$24.91	$23.96	$25.03

Total Return (%)	4.00	**(c)	3.31 (c)	2.03	9.61	1.22	0.90	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	16		7	9	6	6	6
Ratio of expenses before fee waiver (%)	0.45	*	0.45	0.45	0.47	0.50	0.50	*
Ratio of expenses after fee waiver (%)	0.45	*	0.45	0.45	0.47	0.50	0.50	*
Ratio of net investment income (loss) (%)	3.82	*	4.37	3.94	4.35	4.45	4.35	*
Portfolio turnover rate (%)(d)	10	**	31	48	35	15	1	**

Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF Selected Per Share Data	For the Six Months Ended 11/30/2019 (Unaudited)		Years Ended May 31,				Period Ended 5/31/2015(a)
			2019	2018	2017	2016
Net Asset Value, beginning of period	$21.72		$22.68	$23.42	$22.23	$24.57	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.62		1.32	1.27	1.17	1.08	0.29
Net realized and unrealized gain (loss)	0.21		(0.82)	(0.53)	1.30	(2.10)	(0.51)

Total from investment operations	0.83		0.50	0.74	2.47	(1.02)	(0.22)

Less distributions from:
Net investment income	(0.65)		(1.46)	(1.48)	(1.28)	(1.32)	(0.21)

Total distributions	(0.65)		(1.46)	(1.48)	(1.28)	(1.32)	(0.21)

Net Asset Value, end of period	$21.90		$21.72	$22.68	$23.42	$22.23	$24.57

Total Return (%)	3.87	**(c)	2.18 (c)	3.24 (c)	11.40	(4.06)	(0.87	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	10		7	3	11	9	11
Ratio of expenses before fee waiver (%)	0.35	*(e)	0.35 (e)	0.35 (e)	0.39	0.45	0.45	*
Ratio of expenses after fee waiver (%)	0.19	*(e)	0.14 (e)	0.33 (e)	0.39	0.45	0.45	*
Ratio of net investment income (loss) (%)	5.67	*	5.91	5.47	5.08	4.81	4.75	*
Portfolio turnover rate (%)(d)	0	**	19	50	33	35	13	**

(a)	For the period March 3, 2015 (commencement of operations) through May 31, 2015.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(e)

The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.

*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	45

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers Investment Grade Bond — Interest Rate Hedged ETF Selected Per Share Data	For the Six Months Ended 11/30/2019 (Unaudited)		Years Ended May 31,				Period Ended 5/31/2015(a)
			2019	2018	2017	2016
Net Asset Value, beginning of period	$23.04		$23.84	$24.09	$23.79	$24.63	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.39		0.83	0.78	0.73	0.71	0.17
Net realized and unrealized gain (loss)	0.65		(0.32)	(0.28)	0.39	(0.73)	(0.43)

Total from investment operations	1.04		0.51	0.50	1.12	(0.02)	(0.26)

Less distributions from:
Net investment income	(0.40)		(0.83)	(0.75)	(0.82)	(0.82)	(0.11)
Net realized gains	—		(0.48)	—	—	—	—

Total distributions	(0.40)		(1.31)	(0.75)	(0.82)	(0.82)	(0.11)

Net Asset Value, end of period	$23.68		$23.04	$23.84	$24.09	$23.79	$24.63

Total Return (%)	4.55	**(c)	2.28 (c)	2.05	4.79	(0.04)	(1.03)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	7		7	10	6	5	6
Ratio of expenses before fee waiver (%)	0.25	*	0.25	0.25	0.25	0.25	0.25 *
Ratio of expenses after fee waiver (%)	0.25	*	0.25	0.25	0.25	0.25	0.25 *
Ratio of net investment income (loss) (%)	3.33	*	3.53	3.22	3.04	3.00	2.72 *
Portfolio turnover rate (%)(d)	17	**	25	33	26	14	7 **

Xtrackers Municipal Infrastructure Revenue Bond ETF Selected Per Share Data	For the Six Months Ended 11/30/2019 (Unaudited)		Years Ended May 31,
			2019	2018	2017	2016	2015
Net Asset Value, beginning of period	$27.70		$26.52	$26.71	$27.17	$25.49	$25.07

Income (loss) from investment operations:
Net investment income (loss)(b)	0.39		0.75	0.70	0.66	0.80	0.81
Net realized and unrealized gain (loss)	0.40		1.18	(0.20)	(0.46)	1.67	0.40

Total from investment operations	0.79		1.93	0.50	0.20	2.47	1.21

Less distributions from:
Net investment income	(0.36)		(0.75)	(0.69)	(0.66)	(0.79)	(0.79)

Total distributions	(0.36)		(0.75)	(0.69)	(0.66)	(0.79)	(0.79)

Net Asset Value, end of period	$28.13		$27.70	$26.52	$26.71	$27.17	$25.49

Total Return (%)	2.86	**	7.45 (c)	1.87	0.77	9.89	4.88

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	76		68	58	60	37	22
Ratio of expenses before fee waiver (%)	0.15	*	0.25	0.30	0.30	0.30	0.30
Ratio of expenses after fee waiver (%)	0.15	*	0.22	0.30	0.30	0.30	0.30
Ratio of net investment income (loss) (%)	2.77	*	2.85	2.61	2.50	3.07	3.16
Portfolio turnover rate (%)(d)	7	**	25	28	0	13	4

(a)	For the period March 3, 2015 (commencement of operations) through May 31, 2015.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	46

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2019 (Unaudited)		Years Ended May 31,				Period Ended 5/31/2016(a)
			2019		2018	2017
Net Asset Value, beginning of period	$23.69		$25.42		$26.14	$22.96	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.48		1.21		1.35	1.02	0.70
Net realized and unrealized gain (loss)	1.77		(1.92)		(1.20)	3.07	(2.38)

Total from investment operations	2.25		(0.71)		0.15	4.09	(1.68)

Less distributions from:
Net investment income	(0.64)		(1.02)		(0.87)	(0.60)	(0.36)
Net realized gains	—		—		—	(0.31)	—

Total distributions	(0.64)		(1.02)		(0.87)	(0.91)	(0.36)

Net Asset Value, end of period	$25.30		$23.69		$25.42	$26.14	$22.96

Total Return (%)	9.57	**(c)	(2.82	)(c)	0.54	18.17	(6.67	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	29		24		27	4	3
Ratio of expenses before fee waiver (%)	0.20	*	0.20		0.32	0.45	0.45	*
Ratio of expenses after fee waiver (%)	0.20	*	0.20		0.32	0.45	0.45	*
Ratio of net investment income (loss) (%)	3.91	*	4.96		5.29	4.17	3.83	*
Portfolio turnover rate (%)(d)	14	**	30		76	36	33	**

Xtrackers MSCI EAFE High Dividend Yield Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2019 (Unaudited)		Years Ended May 31,				Period Ended 5/31/2016(a)
			2019		2018	2017
Net Asset Value, beginning of period	$22.00		$23.69		$24.99	$23.16	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.35		1.36		1.50	1.06	0.88
Net realized and unrealized gain (loss)	2.15		(2.25)		(1.99)	3.03	(2.17)

Total from investment operations	2.50		(0.89)		(0.49)	4.09	(1.29)

Less distributions from:
Net investment income	(0.69)		(0.80)		(0.81)	(0.95)	(0.38)
Net realized gains	—		—		—	(1.31)	(0.17)

Total distributions	(0.69)		(0.80)		(0.81)	(2.26)	(0.55)

Net Asset Value, end of period	$23.81		$22.00		$23.69	$24.99	$23.16

Total Return (%)	11.49	**(c)	(3.76	)(c)	(2.02)	18.93 (e)	(5.08	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	392		244		24	5	5
Ratio of expenses before fee waiver (%)	0.20	*	0.20		0.33	0.45	0.45	*
Ratio of expenses after fee waiver (%)	0.20	*	0.20		0.33	0.45	0.45	*
Ratio of net investment income (loss) (%)	3.10	*	6.06		6.28	4.48	4.86	*
Portfolio turnover rate (%)(d)	16	**	20		56	41	33	**

(a)	For the period August 12, 2015 (commencement of operations) through May 31, 2016.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(e)	The Fund’s total return includes a reimbursement by the Advisor for a realized loss on a trade executed incorrectly, which otherwise would have reduced total return by 0.32%.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	47

DBX ETF Trust

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of November 30, 2019, the Trust consists of thirty-three investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF
Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF
Xtrackers Municipal Infrastructure Revenue Bond ETF
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF
Xtrackers MSCI EAFE High Dividend Yield Equity ETF

Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF invests in affiliated exchange-traded funds managed by DBX Advisors LLC (“DBX” or the “Advisor”). The accounting policies and investments holdings are outlined in the affiliated Fund’s financial statements and are available upon request.

The Advisor, an indirect, wholly-owned subsidiary of DWS Group Gmbh & Co.KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF, Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF and Xtrackers Investment Grade Bond — Interest Rate Hedged ETF offer shares that are listed and traded on the Cboe Bats BZX Exchange. Inc. (“Cboe”). Xtrackers Municipal Infrastructure Revenue Bond ETF, Xtrackers MSCI All World ex US High Dividend Yield Equity ETF and Xtrackers MSCI EAFE High Dividend Yield Equity ETF offer shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, (“NAV”) only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF	Solactive Emerging Markets Bond — Interest Rate Hedged Index
Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF	Solactive USD High Yield Corporate Bond — Interest Rate Hedged Index
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	Solactive USD Investment Grade Bond — Interest Rate Hedged Index
Xtrackers Municipal Infrastructure Revenue Bond ETF	Solactive Municipal Infrastructure Revenue Bond Index
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	MSCI ACWI ex USA High Dividend Yield Index
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	MSCI EAFE High Dividend Yield Index

The Solactive Emerging Markets Bond-Interest Rate Hedged Index is designed to track the performance of a basket of U.S. dollar-denominated emerging markets bonds. The Underlying Index is comprised of (a) long positions in U.S. dollar-denominated government debt issued by emerging market countries and (b) short positions in U.S. Treasury notes or bonds of, in aggregate, approximate equivalent duration to the emerging markets bonds. The Solactive High Yield Corporate Bond-Interest Rate Hedged Index is designed to track the performance of a basket of U.S. dollar-denominated high yield liquid corporate bonds. The Underlying Index is comprised of (a) long positions in U.S. dollar-denominated high yield corporate bonds and (b) short positions in U.S. Treasury notes or bonds of, in aggregate, approximate equivalent duration to the high yield bonds. The Solactive Investment Grade Bond-Interest Rate Hedged Index is designed to track the performance of a basket of U.S. dollar-denominated investment grade liquid corporate bonds. The Underlying Index is comprised of (a) long

48

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

positions in U.S. dollar-denominated investment-grade corporate bonds and (b) short positions in U.S. Treasury notes or bonds of, in aggregate, approximate equivalent duration to the investment-grade corporate bonds. The Solactive Municipal Infrastructure Revenue Bond Index is designed to track the returns of the segment of the U.S. long term tax-exempt bond market, consisting of infrastructure revenue bonds. It is comprised of tax-exempt municipal securities issued by states, cities, counties, districts, their respective agencies and other tax-exempt issuers. The Underlying Index is intended to track bonds that have been issued with the intention of funding federal, state and local infrastructure projects such as water and sewer systems, public power systems, toll roads, bridges, tunnels and many other public use projects. It is designed to only hold bonds issued by state and local municipalities where the interest and principal repayments are generated from dedicated revenue streams or a double-barreled revenue stream (pledged revenue stream and a general obligation pledge). The Solactive Indices are rebalanced monthly on the last business day of each month.

The MSCI ACWI ex USA High Dividend Yield Index is designed to track the performance of equity securities (excluding real estate investment trusts (“REITs”)) in developed and emerging stock markets (excluding the United States) in its parent index, the MSCI ACWI ex US Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent. The MSCI EAFE High Dividend Yield Index is designed to reflect the performance of equities (excluding REITs) in developed markets in its parent index, the MSCI EAFE Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent. The MSCI High Dividend Yield Indices are rebalanced semi-annually in May and November.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Xtrackers Investment Grade Bond — Interest Rate Hedged ETF, Xtrackers Municipal Infrastructure Revenue Bond ETF and Xtrackers MSCI All World ex US High Dividend Yield Equity ETF are diversified series of the Trust. Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF, Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF and Xtrackers MSCI EAFE High Dividend Yield Equity ETF are non-diversified and are not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies. In addition, each Fund, with the exception of Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF, Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF, Xtrackers Investment Grade Bond — Interest Rate Hedged ETF and Xtrackers Municipal Infrastructure Revenue Bond ETF, may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

49

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Security Valuation    The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Municipal debt securities are valued at prices supplied by independent pricing services approved by the Funds’ Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Corporate and sovereign debt securities are valued at prices supplied by independent pricing services approved by the Funds’ Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker dealers. These securities are generally categorized as Level 2.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

50

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on the accrual basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF, Xtrackers High Yield Corporate Bond —Interest Rate Hedged ETF, Xtrackers Investment Grade Bond — Interest Rate Hedged ETF and Xtrackers Municipal Infrastructure Revenue Bond ETF to pay out dividends from its net investment income monthly and Xtrackers MSCI All World ex US High Dividend Yield Equity ETF and Xtrackers MSCI EAFE High Dividend Yield Equity ETF to pay out dividends from net investment income quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended November 30, 2019, the Funds did not incur any interest or penalties.

At May 31, 2019, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF	$228,658	$568,814	$797,472
Xtrackers Municipal Infrastructure Revenue Bond ETF	121,119	202,444	323,563
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	708,083	339,329	1,047,412
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	1,885,955	514,913	2,400,868

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the fiscal year ended May 31, 2019, the following Funds incurred and will elect to defer net capital losses as follows:

Post-October Losses on Capital
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF	$669,592
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	767,441

51

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

As of May 31, 2019, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF	$6,804,007	$(30,897)	$128,289	$(159,186)
Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF	7,187,964	(99,993)	—	(99,993)
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	6,685,526	97,956	153,432	(55,476)
Xtrackers Municipal Infrastructure Revenue Bond ETF	64,408,570	2,423,211	2,426,843	(3,632)
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	26,111,121	(2,227,001)	775,639	(3,002,640)
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	274,580,910	(22,753,749)	4,094,850	(26,848,599)

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Foreign taxes payable as of November 30, 2019, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Funds, except the Xtrackers Municipal Infrastructure Revenue Bond ETF, may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans, the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended November 30, 2019, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.12% annualized effective rate as of November 30, 2019) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower

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Notes to Financial Statements (Unaudited) (Continued)

may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of November 30, 2019, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of November 30, 2019

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF
Exchange-Traded Funds	$4,724,130	$—	$—	$—	$4,724,130

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$4,724,130

Xtrackers Investment Grade Bond — Interest Rate Hedged ETF
Corporate Bonds	$29,700	$—	$—	$—	$29,700

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$29,700

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF
Common Stocks	$803,689	$—	$—	$12,916	$816,605
Exchange-Traded Funds	7,350	—	—	—	7,350

Total Borrowings	$811,039	$—	$—	$12,916	$823,955

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$823,955

Xtrackers MSCI EAFE High Dividend Yield Equity ETF
Common Stocks	$8,340,042	$769	$4,110	$2,444,984	$10,789,905

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$10,789,905

Derivatives

Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended November 30, 2019, Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF, Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF and Xtrackers Investment Grade Bond — Interest Rate Hedged ETF entered into short U.S. Treasury futures contracts to seek to mitigate the potential negative impact of rising Treasury interest rates on the performance of each Fund’s long bond investments and Xtrackers MSCI All World ex US High Dividend Yield Equity ETF and Xtrackers MSCI EAFE High Dividend Yield Equity ETF utilized futures in order to simulate investment in the Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

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Notes to Financial Statements (Unaudited) (Continued)

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of November 30, 2019 is included in a table following the Funds’ Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of November 30, 2019 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF

Interest rate contracts	Unrealized appreciation on future contracts*	$51,664	Unrealized depreciation on future contracts*	$—

Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF

Interest rate contracts	Unrealized appreciation on future contracts*	$15,336	Unrealized depreciation on future contracts*	$—

Xtrackers Investment Grade Bond — Interest Rate Hedged ETF

Interest rate contracts	Unrealized appreciation on future contracts*	$21,758	Unrealized depreciation on future contracts*	$—

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$2,860	Unrealized depreciation on futures contracts*	$30

Xtrackers MSCI EAFE High Dividend Yield Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$33,994	Unrealized depreciation on futures contracts*	$—

*

Includes cumulative appreciation or cumulative depreciation on futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended November 30, 2019 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

	Futures Contracts — Interest Rate Contracts	Futures Contracts — Equity Contracts	Total
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF	$(343,452)	$—	$(343,452)
Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF	(111,781)	—	(111,781)
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	(285,564)	—	(285,564)
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	—	6,884	6,884
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	—	123,660	123,660

Net Change in Unrealized Appreciation (Depreciation) on:

	Futures Contracts — Interest Rate Contracts	Futures Contracts — Equity Contracts	Total
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF	$97,606	$—	$97,606
Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF	41,361	—	41,361
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	72,884	—	72,884
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	—	2,460	2,460
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	—	50,190	50,190

54

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

For the period ended November 30, 2019 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF	$(11,447,807)
Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF	(8,062,015)
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	(6,732,563)
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	208,427
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	1,468,784

Affiliated Cash Management Vehicles    The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable NAV, and DWS ESG Liquidity Fund maintains a floating NAV. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary management fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary management fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Management Fee
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF	0.45%
Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF	0.35%
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	0.25%
Xtrackers Municipal Infrastructure Revenue Bond ETF	0.15%
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	0.20%
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	0.20%

The Advisor for the Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF has contractually agreed, until September 30, 2020, to waive a portion of its management fees in an amount equal to the acquired fund’s fees and expenses attributable to the Fund’s investments in the Underlying Funds. For the period ended November 30, 2019, the Advisor waived $6,928 of expenses to the Fund.

The Advisor for the Funds below has contractually agreed to waive a portion of its management fees in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated cash management vehicles. For the period ended November 30, 2019, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF	$69
Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF	23
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	38
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	26
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	188

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Notes to Financial Statements (Unaudited) (Continued)

Out of the unitary management fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and the Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the period ended November 30, 2019, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF	$11,009,995	$1,112,398
Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF	31,629	209,677
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	1,140,193	1,400,047
Xtrackers Municipal Infrastructure Revenue Bond ETF	5,773,334	5,206,010
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	5,443,877	4,138,507
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	52,583,708	49,765,319

For the period ended November 30, 2019, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF	$—	$1,163,070
Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF	3,245,211	—
Xtrackers Municipal Infrastructure Revenue Bond ETF	6,954,375	—
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	7,827,181	5,740,226
Xtrackers MSCI EAFE High Dividend Yield Equity ETF	152,467,379	36,194,696

5. Fund Share Transactions

As of November 30, 2019, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At November 30, 2019, there was one affiliated shareholder account for each of the funds listed below holding a significant percentage of the shares outstanding:

Approximate Percent of Outstanding Shares Held
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	13%

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DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

7. Investing in Emerging Markets

The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

8. Investing in High-Yield Debt Securities

High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. A fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in NAV of a fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high-yield debt securities could increase liquidity risk for a fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.

9. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF, Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF, Xtrackers Investment Grade Bond — Interest Rate Hedged ETF, Xtrackers MSCI All World ex US High Dividend Yield Equity ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Funds’ status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. Each Fund may borrow up to the lesser of a pro-rata share of the credit facility at the amount listed below or 33 percent of its net assets as permitted by the Act. The Funds had no outstanding loans at November 30, 2019.

Pro-rata Share
Xtrackers Emerging Markets Bond — Interest Rate Hedged ETF	$525,000
Xtrackers High Yield Corporate Bond — Interest Rate Hedged ETF	525,000
Xtrackers Investment Grade Bond — Interest Rate Hedged ETF	525,000
Xtrackers MSCI All World ex US High Dividend Yield Equity ETF	525,000

57

DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at 855-329-3837.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q or Form N-PORT (available for filings after March 31, 2019). Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount/Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca or Cboe, as applicable, at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

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DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax advisor, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.Xtrackers.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

59

DBX ETF Trust

This report is intended for the shareholders of DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including possible loss of principal. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Income from municipal bonds may be subject to state and local taxes and at times the alternative minimum tax. EMIH, HYIH and IGIH seek to mitigate the potential negative impact of rising Treasury interest rates by taking short positions in U.S. Treasury notes or bonds, or futures relating to those instruments. These short positions are not intended to mitigate credit risk or other factors that may have a greater impact on performance than rising or falling interest rates. The short positions may limit the potential positive impact of falling interest rates and there is no guarantee that the short positions will completely eliminate the interest rate risk of the long positions. The Funds’ use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The prices of futures can be highly volatile, using futures can lower total return and the potential loss from futures can exceed a Fund’s initial investment in such contracts. Each Fund, except IGIH, RVNU and HDAW, is currently non-diversified and can take larger positions in fewer issues, increasing its potential risk. Stocks may decline in value. Dividends are not guaranteed. If the dividend-paying stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be adversely affected. Performance of the Funds may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in these Funds should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Funds. Please read the prospectus for more information.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. or CBOE BZX Exchange, Inc., as applicable. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

EMIH, HYIH, IGIH and RVNU are not sponsored, endorsed, sold or promoted in any other manner by Solactive AG (the “Licensor”) nor does the trade mark or the Index Price at any time or in any other respect.

The Funds or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by MSCI, and MSCI bears no liability with respect to any such Funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX Advisors LLC and any related funds.

Copyright © 2020 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 875 Third Avenue New York, NY 10022	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1000 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-049075-4 (1/20) DBX004204 (1/21)

November 30, 2019

Semi-Annual Report

DBX ETF Trust

Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR)

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)

Xtrackers MSCI All China Equity ETF (CN)

Xtrackers MSCI China A Inclusion Equity ETF (ASHX)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this semi-annual report for our 4 flagship ETFs tracking China’s equity market for the period ended November 30, 2019.

The global economy experienced a synchronized slowdown owing to uncertainty surrounding trade and geopolitics, weak manufacturing activity and low productivity growth in advanced economies. The Chinese economy expanded at the slowest pace since 1992, as the world’s second-largest economy faces uncertainty over trade tensions with the U.S. and sluggish demand at home and abroad. The trade war has also affected China’s jobs and wages as companies refrained from making capital investments. Nevertheless, growth was within the government’s target as fiscal measures helped counter the negative impact of trade barriers.

China’s economic growth decelerated during the reporting period primarily due to the country’s trade dispute with the U.S. Moreover, industrial production continued to remain weak as investments eased off owing to weak global demand. Retail sales softened due to an uptrend in inflation following the outbreak of African swine flu. Tax cuts implemented by the central government have put pressure on state finances, leading to a decrease in public spending. Exports from the country have also suffered due to a slowdown in external demand. However, the services sector grew at a strong pace, surpassing the growth rate of agriculture and manufacturing sectors. Consumption continued to be the major contributor to domestic demand and employment remained stable. The real estate sector held up well, as property investments grew and sales accelerated at a robust pace. Moreover, the U.S. government’s decision to suspend the recent round of tariff increase gave some hope to investors.

To strengthen the economy, the People’s Bank of China shifted to a more accommodative stance by lowering its medium-term lending facility to reduce finance costs. The easing measures are aimed at supporting the property sector, the second-largest pillar of the economy and a major growth driver. In addition to the monetary easing from the central bank, the government also provided fiscal support by cutting taxes and taking measures to boost liquidity in the financial system. However, the government has been more restrained in providing credit as it wants to control the rapid credit growth and continuous rise in debt in recent years. Despite the slowing economy and weaker currency, Chinese stock markets held up well, buoyed by continuing international flows and a comeback of retail investors who began to view shares as undervalued. Fixed Income investments also registered growth during the reporting period owing to low global yields.

It appears that the Chinese economy could face some further slowdown as it faces challenges on multiple fronts. In addition to the trade war, one major concern is the demographics, as more Chinese will reach their retirement age relative to people that will enter the workforce, leading to labor shortages in many sectors. Another concern is the rise in household debt at a rate even faster than GDP1 growth. However, slightly more supportive fiscal and monetary policies should cushion the economy from a further slowdown. These could be in the form of tax cuts and a further uptick in infrastructure spending. Also, we remain somewhat hopeful that a truce in the trade war between China and the U.S. can be reached in the near future.

Our team appreciates your trust and looks forward to continue serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1 GDP provides an economic snapshot of a country, used to estimate the size of an economy by summing he monetary value of all finished goods and services made within a country during a specific period.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

1

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR)

The Xtrackers Harvest CSI 300 China A-Shares ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the CSI 300 Index (the “Underlying Index”). The Underlying Index is designed to reflect the price fluctuation and performance of the China A-Share market and is composed of the 300 largest and most liquid stocks in the China A-Share market. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2019 (27.8% of Net Assets)

Description	% of Net Assets
Ping An Insurance Group Co. of China Ltd.	7.3%
Kweichow Moutai Co. Ltd.	4.6%
China Merchants Bank Co. Ltd.	3.0%
Industrial Bank Co. Ltd.	2.2%
Midea Group Co. Ltd.	2.1%
Jiangsu Hengrui Medicine Co. Ltd.	2.0%
Wuliangye Yibin Co. Ltd.	2.0%
Gree Electric Appliances, Inc. of Zhuhai	1.9%
CITIC Securities Co. Ltd.	1.4%
Inner Mongolia Yili Industrial Group Co. Ltd.	1.3%

Sector Diversification* as of November 30, 2019

Financials	34.5%
Consumer Staples	12.9%
Industrials	11.3%
Consumer Discretionary	9.3%
Information Technology	8.8%
Health Care	7.0%
Materials	5.8%
Real Estate	4.4%
Utilities	2.2%
Energy	2.0%
Communication Services	1.8%

Total	100.0%

* As a percentage of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 7.

2

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)

The Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the CSI 500 Index (the “Underlying Index”). The Underlying Index is designed to reflect the price fluctuation and performance of small-cap companies in the China A-Share market and is composed of the 500 smallest and most liquid stocks in the China A-Share market. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2019 (7.0% of Net Assets)

Description	% of Net Assets
Wingtech Technology Co. Ltd.	1.1%
WUS Printed Circuit Kunshan Co. Ltd.	0.7%
Beijing Shunxin Agriculture Co. Ltd.	0.7%
Shengyi Technology Co. Ltd.	0.7%
China Greatwall Technology Group Co. Ltd.	0.7%
NavInfo Co. Ltd.	0.7%
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd.	0.7%
Jinyu Bio-Technology Co. Ltd.	0.6%
Will Semiconductor Ltd.	0.6%
China National Software & Service Co. Ltd.	0.5%

Sector Diversification* as of November 30, 2019

Information Technology	21.0%
Industrials	16.8%
Materials	15.9%
Health Care	10.0%
Consumer Discretionary	9.1%
Consumer Staples	7.5%
Communication Services	5.1%
Real Estate	4.6%
Financials	4.0%
Energy	3.0%
Utilities	3.0%

Total	100.0%

* As a percent of total investments.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 12.

3

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI All China Equity ETF (CN)

The Xtrackers MSCI All China Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI China All Shares Index (the “Underlying Index”). The Underlying Index is designed to capture large- and mid-capitalization representation across all China securities listed in Hong Kong, Shanghai and Shenzhen. The Underlying Index includes A-Shares, H-Shares, B-Shares, Red chips and P chips share classes, as well as securities of Chinese companies listed outside of China (e.g. American depository receipts). The Fund expects to gain exposure to the China A-share components of the Index by investing in Xtrackers MSCI China A Inclusion Equity ETF, an affiliated fund advised by DBX Advisors LLC., and Xtrackers Harvest CSI 300 China A-shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF, affiliated funds subadvised by Harvest Global Investments Limited. It is not possible to invest directly into an index.

Ten Largest Equity and ETF Holdings as of November 30, 2019 (69.0% of Net Assets)

Description	% of Net Assets
Xtrackers MSCI China A Inclusion Equity ETF	34.7%
Alibaba Group Holding Ltd.	11.2%
Tencent Holdings Ltd.	8.1%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	5.2%
China Construction Bank Corp.	2.5%
Ping An Insurance Group Co. of China Ltd.	2.1%
Industrial & Commercial Bank of China Ltd.	1.5%
China Mobile Ltd.	1.5%
Baidu, Inc.	1.1%
Bank of China Ltd.	1.1%

Sector Diversification* as of November 30, 2019

Financials	21.9%
Consumer Discretionary	20.4%
Communication Services	14.4%
Industrials	8.1%
Consumer Staples	7.0%
Information Technology	6.9%
Health Care	5.8%
Real Estate	5.1%
Materials	4.5%
Energy	3.1%
Utilities	2.8%

Total	100.0%

* As a percentage of total investments excluding securities lending collateral and cash equivalents. Sector percentages include the sector allocations of the Fund’s investment in Xtrackers MSCI China A Inclusion Equity ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 20.

4

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI China A Inclusion Equity ETF (ASHX)

The Xtrackers MSCI China A Inclusion Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI China A Inclusion Index (the “Underlying Index”). The Underlying Index is designed to track the equity market performance of China A-Shares that are accessible through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program. China A-Shares are equity securities issued by companies incorporated in mainland China and are denominated in renminbi. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2019 (20.8% of Net Assets)

Description	% of Net Assets
Kweichow Moutai Co. Ltd.	5.2%
Ping An Insurance Group Co. of China Ltd.	3.3%
China Merchants Bank Co. Ltd.	2.7%
Wuliangye Yibin Co. Ltd.	1.8%
China Yangtze Power Co. Ltd.	1.5%
Industrial Bank Co. Ltd.	1.4%
Jiangsu Hengrui Medicine Co. Ltd.	1.4%
Shanghai Pudong Development Bank Co. Ltd.	1.3%
Industrial & Commercial Bank of China Ltd.	1.1%
Hangzhou Hikvision Digital Technology Co. Ltd.	1.1%

Sector Diversification* as of November 30, 2019

Financials	26.4%
Consumer Staples	14.7%
Industrials	12.6%
Information Technology	11.2%
Health Care	8.8%
Materials	7.6%
Consumer Discretionary	6.7%
Real Estate	4.4%
Utilities	2.9%
Communication Services	2.4%
Energy	2.3%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 25.

5

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other fund expenses. In addition to the ongoing expenses which each Fund bears directly, the Xtrackers MSCI All China Equity ETF shareholders indirectly bear the expenses of Xtrackers MSCI China A Inclusion Equity ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (the “Underlying Funds”) in which the Xtrackers MSCI All China Equity ETF invests. The Xtrackers MSCI China A Inclusion Equity ETF shareholders indirectly bear the expenses of Xtrackers Harvest CSI 300 China A-Shares ETF (the “Underlying Fund”) in which the Xtrackers MSCI China A Inclusion Equity ETF invests. These expenses are not included in Xtrackers MSCI All China Equity ETF’s and Xtrackers MSCI China A Inclusion Equity ETF’s annualized expense ratios used to calculate the expense estimate in the tables. In the most recent six-month period Xtrackers MSCI China A Inclusion Equity ETF and Xtrackers MSCI All China Equity ETF limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2019 to November 30, 2019).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2019	Ending Account Value November 30, 2019	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers Harvest CSI 300 China A-Shares ETF
Actual	$1,000.00	$1,052.10	0.65%	$3.33
Hypothetical (5% return before expenses)	$1,000.00	$1,021.75	0.65%	$3.29
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
Actual	$1,000.00	$983.80	0.65%	$3.22
Hypothetical (5% return before expenses)	$1,000.00	$1,021.75	0.65%	$3.29
Xtrackers MSCI All China Equity ETF (2)
Actual	$1,000.00	$1,070.40	0.26%	$1.35
Hypothetical (5% return before expenses)	$1,000.00	$1,023.70	0.26%	$1.32
Xtrackers MSCI China A Inclusion Equity ETF (2)
Actual	$1,000.00	$1,056.50	0.60%	$3.08
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	0.60%	$3.03

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 366.

(2) The Fund invests in other ETFs and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

6

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF

November 30, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.9%
Communication Services — 1.8%
Beijing Enlight Media Co. Ltd., Class A	809,512	$1,145,614
China Film Co. Ltd., Class A	687,587	1,379,898
China United Network Communications Ltd., Class A	8,552,563	6,945,837
Focus Media Information Technology Co. Ltd., Class A	9,429,806	7,510,744
Giant Network Group Co. Ltd., Class A	560,568	1,411,217
Mango Excellent Media Co. Ltd., Class A*	335,962	1,455,500
Oriental Pearl Group Co. Ltd., Class A	1,889,953	2,370,892
Perfect World Co. Ltd., Class A	481,602	2,363,195
Wanda Film Holding Co. Ltd., Class A*	757,373	1,536,107
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	971,859	2,998,161

		29,117,165

Consumer Discretionary — 9.3%
BAIC BluePark New Energy Technology Co. Ltd., Class A*	381,625	282,792
BYD Co. Ltd., Class A	831,356	5,130,609
China Grand Automotive Services Group Co. Ltd., Class A	3,010,393	1,430,085
China International Travel Service Corp. Ltd., Class A	900,866	10,737,332
China Shipbuilding Industry Group Power Co. Ltd., Class A*	625,945	1,955,953
Chongqing Changan Automobile Co. Ltd., Class A	1,787,847	2,166,517
Fuyao Glass Industry Group Co. Ltd., Class A	1,287,891	4,072,027
Great Wall Motor Co. Ltd., Class A	1,101,811	1,460,546
Gree Electric Appliances, Inc. of Zhuhai, Class A	4,425,884	36,328,149
Guangzhou Automobile Group Co. Ltd., Class A	848,939	1,425,997
Haier Smart Home Co. Ltd., Class A	3,363,992	8,162,555
Hangzhou Robam Appliances Co. Ltd., Class A	439,178	1,855,194
HLA Corp. Ltd., Class A	1,649,486	1,801,781
Huayu Automotive Systems Co. Ltd., Class A	1,443,671	5,322,251
Kuang-Chi Technologies Co. Ltd., Class A*	391,239	539,211
Midea Group Co. Ltd., Class A	4,467,291	34,501,362
Oppein Home Group, Inc., Class A	115,968	1,632,923
SAIC Motor Corp. Ltd., Class A	3,213,426	10,626,333
Shenzhen Overseas Chinese Town Co. Ltd., Class A	3,765,523	3,690,087
Songcheng Performance Development Co. Ltd., Class A	670,700	2,608,068
Suning.com Co. Ltd., Class A	3,417,907	4,788,380
TCL Corp., Class A	9,955,723	5,437,462
Wuchan Zhongda Group Co. Ltd., Class A	1,563,195	1,129,455
Xiamen Intretech, Inc., Class A	125,366	764,587

	Number of Shares	Value
Consumer Discretionary (Continued)
Zhejiang Century Huatong Group Co. Ltd., Class A	1,641,189	$2,275,911
Zhejiang Supor Co. Ltd., Class A	147,429	1,505,565

		151,631,132

Consumer Staples — 12.9%
Anhui Gujing Distillery Co. Ltd., Class A	106,973	1,645,633
Foshan Haitian Flavouring & Food Co. Ltd., Class A	739,900	11,258,170
Guangdong Haid Group Co. Ltd., Class A	723,932	3,161,028
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	383,796	1,598,866
Henan Shuanghui Investment & Development Co. Ltd., Class A	909,494	4,008,793
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	5,607,799	23,202,155
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	556,957	7,778,236
Kweichow Moutai Co. Ltd., Class A	462,003	74,187,528
Luzhou Laojiao Co. Ltd., Class A	675,802	7,857,771
Muyuan Foodstuff Co. Ltd., Class A	759,652	9,378,353
New Hope Liuhe Co. Ltd., Class A	1,929,900	5,646,265
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	239,639	3,045,058
Tongwei Co. Ltd., Class A	1,780,283	3,317,054
Wens Foodstuffs Group Co. Ltd., Class A	3,414,096	17,384,048
Wuliangye Yibin Co. Ltd., Class A	1,784,964	32,381,883
Yonghui Superstores Co. Ltd., Class A	3,515,765	3,715,359

		209,566,200

Energy — 2.0%
China Coal Energy Co. Ltd., Class A	1,676,910	1,163,916
China Oilfield Services Ltd., Class A	548,039	1,300,169
China Petroleum & Chemical Corp., Class A	12,292,491	8,724,341
China Petroleum Engineering Corp.	1,536,700	703,780
China Shenhua Energy Co. Ltd., Class A	3,030,928	7,419,056
Offshore Oil Engineering Co. Ltd., Class A	2,026,389	2,011,734
PetroChina Co. Ltd., Class A	7,430,041	5,907,383
Shaanxi Coal Industry Co. Ltd., Class A	3,669,633	4,425,992
Yanzhou Coal Mining Co. Ltd., Class A	816,016	1,089,824

		32,746,195

Financials — 34.5%
Agricultural Bank of China Ltd., Class A	35,184,500	18,115,575
Anxin Trust Co. Ltd., Class A*	2,007,453	1,136,372
Avic Capital Co. Ltd., Class A	4,943,754	3,192,309
Bank of Beijing Co. Ltd., Class A	13,592,443	10,748,912
Bank of Changsha Co. Ltd., Class A	346,300	421,618
Bank of Chengdu Co. Ltd., Class A	1,656,900	2,012,549
Bank of China Ltd., Class A	19,354,400	9,992,600

See Notes to Financial Statements.	7

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
Financials (Continued)
Bank of Communications Co. Ltd., Class A	25,229,531	$19,772,107
Bank of Guiyang Co. Ltd., Class A	1,771,643	2,320,748
Bank of Hangzhou Co. Ltd., Class A	1,883,633	2,333,494
Bank of Jiangsu Co. Ltd., Class A	6,358,027	6,239,698
Bank of Nanjing Co. Ltd., Class A	5,445,694	6,405,469
Bank of Ningbo Co. Ltd., Class A	2,573,090	9,727,519
Bank of Shanghai Co. Ltd., Class A	6,531,937	8,537,872
Bohai Leasing Co. Ltd., Class A*	1,715,294	834,366
Caitong Securities Co. Ltd., Class A	2,310,976	3,135,711
Changjiang Securities Co. Ltd., Class A	3,550,914	3,151,497
China CITIC Bank Corp. Ltd., Class A	2,814,429	2,401,783
China Construction Bank Corp., Class A	6,176,228	6,236,973
China Everbright Bank Co. Ltd., Class A	14,631,404	8,594,651
China Galaxy Securities Co. Ltd., Class A	1,182,828	1,729,445
China Great Wall Securities Co. Ltd., Class A	317,400	526,378
China Life Insurance Co. Ltd., Class A	1,529,227	7,136,255
China Merchants Bank Co. Ltd., Class A	9,487,593	48,619,722
China Merchants Securities Co. Ltd., Class A	2,621,288	6,144,182
China Minsheng Banking Corp. Ltd., Class A	22,791,228	20,000,693
China Pacific Insurance Group Co. Ltd., Class A	2,891,269	14,084,494
Chinalin Securities Co. Ltd., Class A	246,600	441,231
CITIC Securities Co. Ltd., Class A	7,236,549	22,036,384
CSC Financial Co. Ltd., Class A	404,494	1,288,126
Dongxing Securities Co. Ltd., Class A	1,268,755	1,954,333
East Money Information Co. Ltd., Class A	4,932,929	9,717,327
Everbright Securities Co. Ltd., Class A	1,790,265	2,854,401
Founder Securities Co. Ltd., Class A	3,777,058	3,593,949
GF Securities Co. Ltd., Class A*	2,715,827	5,152,881
Guosen Securities Co. Ltd., Class A	2,255,885	3,644,915
Guotai Junan Securities Co. Ltd., Class A	4,137,552	9,833,590
Guoyuan Securities Co. Ltd., Class A	1,856,612	2,207,596
Haitong Securities Co. Ltd., Class A	7,426,924	14,514,025
Hithink RoyalFlush Information Network Co. Ltd., Class A	201,166	2,610,550
Huatai Securities Co. Ltd., Class A	3,336,839	8,053,956
Huaxia Bank Co. Ltd., Class A	5,649,864	5,970,614
Hubei Biocause Pharmaceutical Co. Ltd., Class A	1,896,229	1,806,998
Industrial & Commercial Bank of China Ltd., Class A	19,812,684	16,316,013
Industrial Bank Co. Ltd., Class A	13,377,038	35,940,497
Industrial Securities Co. Ltd., Class A	4,308,219	3,792,980
Minmetals Capital Co. Ltd., Class A	575,860	602,819
New China Life Insurance Co. Ltd., Class A	758,163	4,800,759
Orient Securities Co. Ltd., Class A	3,287,128	4,544,384

	Number of Shares	Value
Financials (Continued)
People’s Insurance Co. Group of China Ltd., Class A	973,900	$912,835
Ping An Bank Co. Ltd., Class A	8,693,301	18,905,334
Ping An Insurance Group Co. of China Ltd., Class A	9,964,574	118,511,657
SDIC Capital Co. Ltd., Class A	1,549,861	2,634,225
Shanghai Pudong Development Bank Co. Ltd., Class A	10,782,558	18,265,254
Shenwan Hongyuan Group Co. Ltd., Class A	8,287,356	5,610,675
Sinolink Securities Co. Ltd., Class A	2,222,490	2,598,387
SooChow Securities Co. Ltd., Class A	2,206,448	2,676,917
Southwest Securities Co. Ltd., Class A	2,590,732	1,595,521
Tianfeng Securities Co. Ltd., Class A	475,000	362,119
Western Securities Co. Ltd., Class A	1,611,397	2,021,452
Zheshang Securities Co. Ltd., Class A	1,219,179	1,451,393

		560,777,089

Health Care — 7.0%
Aier Eye Hospital Group Co. Ltd., Class A	1,141,751	6,482,673
Beijing Tongrentang Co. Ltd., Class A	500,298	1,892,791
Changchun High & New Technology Industry Group, Inc., Class A	124,179	7,753,626
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	240,680	1,361,749
Chongqing Zhifei Biological Products Co. Ltd., Class A	443,631	2,795,231
Dong-E-E-Jiao Co. Ltd., Class A	425,401	2,037,201
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	511,604	2,418,729
Huadong Medicine Co. Ltd., Class A	805,405	2,818,004
Hualan Biological Engineering, Inc., Class A	778,235	3,703,640
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	304,637	975,760
Jiangsu Hengrui Medicine Co. Ltd., Class A	2,840,348	34,702,190
Jointown Pharmaceutical Group Co. Ltd., Class A	512,361	984,518
Lepu Medical Technology Beijing Co. Ltd., Class A	977,347	4,485,800
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	2,067,251	4,348,641
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	523,811	1,534,737
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	924,893	3,308,428
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	1,059,150	2,679,943
Shanghai RAAS Blood Products Co. Ltd., Class A*	1,374,202	1,401,399
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	380,953	1,005,638
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	796,152	2,629,362
Tasly Pharmaceutical Group Co. Ltd., Class A	832,346	1,806,553

See Notes to Financial Statements.	8

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
Health Care (Continued)
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	1,125,944	$2,125,103
Walvax Biotechnology Co. Ltd., Class A	1,133,860	4,870,332
WuXi AppTec Co. Ltd., Class A	133,107	1,665,813
Yunnan Baiyao Group Co. Ltd., Class A	469,307	5,867,297
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	272,672	3,869,690
Zhejiang NHU Co. Ltd., Class A	1,182,881	3,583,544

		113,108,392

Industrials — 11.3%
AECC Aviation Power Co. Ltd., Class A	825,839	2,382,075
Air China Ltd., Class A	2,739,730	3,292,733
AVIC Aircraft Co. Ltd., Class A	1,273,162	2,879,207
AVIC Shenyang Aircraft Co. Ltd., Class A*	382,334	1,528,607
AVICOPTER PLC, Class A	267,007	1,727,930
Beijing New Building Materials PLC, Class A	780,349	2,477,281
Beijing Orient Landscape & Environment Co. Ltd., Class A	1,484,250	968,974
Beijing Originwater Technology Co. Ltd., Class A	1,738,357	1,856,825
China Avionics Systems Co. Ltd., Class A	483,092	939,957
China Communications Construction Co. Ltd., Class A	2,152,851	2,755,806
China Eastern Airlines Corp. Ltd., Class A*	4,124,565	3,003,588
China Gezhouba Group Co. Ltd., Class A	2,541,512	2,223,102
China National Chemical Engineering Co. Ltd., Class A	1,806,604	1,600,822
China Railway Construction Corp. Ltd., Class A	4,225,080	5,811,037
China Railway Group Ltd., Class A	7,492,057	6,020,627
China Shipbuilding Industry Co. Ltd., Class A	8,412,594	6,317,657
China Southern Airlines Co. Ltd., Class A	3,159,965	2,970,817
China Spacesat Co. Ltd., Class A	547,351	1,577,239
China State Construction Engineering Corp. Ltd., Class A	19,271,614	14,006,550
COSCO SHIPPING Holdings Co. Ltd., Class A*	3,551,587	2,389,328
CRRC Corp. Ltd., Class A	8,933,855	8,856,535
Daqin Railway Co. Ltd., Class A	5,470,429	6,170,022
Fangda Carbon New Material Co. Ltd., Class A*	1,487,829	2,281,203
Guangzhou Baiyun International Airport Co. Ltd., Class A	948,963	2,254,021
Guangzhou Port Co. Ltd., Class A	1,715,900	912,758
Hainan Airlines Holding Co. Ltd., Class A*	10,574,300	2,481,577
Han’s Laser Technology Industry Group Co. Ltd., Class A	787,631	3,919,755

	Number of Shares	Value
Industrials (Continued)
Jiangsu Zhongtian Technology Co. Ltd., Class A	2,250,043	$2,592,197
Metallurgical Corp. of China Ltd., Class A	6,558,700	2,500,028
NARI Technology Co. Ltd., Class A	1,692,188	5,526,022
Ningbo Zhoushan Port Co. Ltd., Class A	3,629,681	1,868,828
Power Construction Corp. of China Ltd., Class A	7,025,906	4,077,131
Qingdao Port International Co. Ltd., Class A	448,000	414,812
Sany Heavy Industry Co. Ltd., Class A	5,384,857	11,090,086
SF Holding Co. Ltd., Class A	569,371	3,073,260
Shanghai Construction Group Co. Ltd., Class A	4,090,111	2,024,447
Shanghai Electric Group Co. Ltd., Class A	3,242,406	2,158,268
Shanghai International Airport Co. Ltd., Class A	888,712	9,496,566
Shanghai International Port Group Co. Ltd., Class A	2,974,488	2,356,458
Shenzhen Inovance Technology Co. Ltd., Class A	918,047	3,430,182
Siasun Robot & Automation Co. Ltd., Class A*	1,008,411	1,931,957
Spring Airlines Co. Ltd., Class A	338,357	1,938,941
STO Express Co. Ltd., Class A	276,400	715,487
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	1,479,740	1,694,234
TBEA Co. Ltd., Class A	3,410,149	3,147,822
Weichai Power Co. Ltd., Class A	4,393,950	8,243,128
XCMG Construction Machinery Co. Ltd., Class A	4,318,537	2,813,159
Xiamen C & D, Inc., Class A	1,300,566	1,479,839
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	2,540,317	4,187,584
YTO Express Group Co. Ltd., Class A	339,134	598,598
Yunda Holding Co. Ltd., Class A	262,648	1,085,954
Zangge Holding Co. Ltd., Class A*	553,009	681,936
Zhejiang Chint Electrics Co. Ltd., Class A	793,329	2,694,510
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	1,271,952	2,672,043
Zhengzhou Yutong Bus Co. Ltd., Class A	1,215,144	2,424,809
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	4,714,173	3,989,465

		184,513,784

Information Technology — 8.8%
360 Security Technology, Inc., Class A	370,582	1,093,164
Aisino Corp., Class A	1,029,212	3,022,854
Avary Holding Shenzhen Co. Ltd., Class A	233,600	1,641,315
AVIC Jonhon Optronic Technology Co. Ltd., Class A	471,963	2,585,749
Beijing Shiji Information Technology Co. Ltd., Class A	288,109	1,478,891

See Notes to Financial Statements.	9

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
Information Technology (Continued)
BOE Technology Group Co. Ltd., Class A	21,776,291	$12,079,270
Chaozhou Three-Circle Group Co. Ltd., Class A	958,221	2,551,313
Dawning Information Industry Co. Ltd., Class A	579,457	2,799,683
DHC Software Co. Ltd., Class A	1,720,869	2,244,446
Fiberhome Telecommunication Technologies Co. Ltd., Class A	638,095	2,258,021
Foxconn Industrial Internet Co. Ltd., Class A	1,089,644	2,581,973
Gigadevice Semiconductor Beijing, Inc., Class A	138,870	3,266,902
Glodon Co. Ltd., Class A	617,229	2,898,782
GoerTek, Inc., Class A	1,785,159	4,923,194
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	3,430,745	15,326,696
Hengtong Optic-electric Co. Ltd., Class A	1,218,524	2,682,855
Hundsun Technologies, Inc., Class A	589,759	6,107,419
Iflytek Co. Ltd., Class A	1,413,866	6,628,078
Lens Technology Co. Ltd., Class A	719,518	1,312,987
Leyard Optoelectronic Co. Ltd., Class A	1,635,300	1,456,009
LONGi Green Energy Technology Co. Ltd., Class A	2,331,403	7,908,569
Luxshare Precision Industry Co. Ltd., Class A	2,946,017	14,259,010
OFILM Group Co. Ltd., Class A*	1,745,491	3,135,545
Sanan Optoelectronics Co. Ltd., Class A	2,245,248	5,310,663
Shenzhen Goodix Technology Co. Ltd., Class A	82,633	2,281,242
Shenzhen Sunway Communication Co. Ltd., Class A*	715,419	4,013,188
Tsinghua Tongfang Co. Ltd., Class A*	2,182,551	2,477,191
Tunghsu Optoelectronic Technology Co. Ltd., Class A (a)	4,168,373	2,845,771
Unisplendour Corp. Ltd., Class A	259,754	999,359
Wangsu Science & Technology Co. Ltd., Class A	1,784,375	2,243,523
Yonyou Network Technology Co. Ltd., Class A	1,144,867	4,520,294
Zhejiang Dahua Technology Co. Ltd., Class A	1,650,718	3,977,209
ZTE Corp., Class A*	2,189,248	9,562,401

		142,473,566

Materials — 5.8%
ADAMA Ltd., Class A	423,826	593,164
Aluminum Corp. of China Ltd., Class A*	6,002,717	2,800,360
Angang Steel Co. Ltd., Class A	2,204,898	987,851
Anhui Conch Cement Co. Ltd., Class A	1,840,662	11,990,345
Baiyin Nonferrous Group Co. Ltd., Class A*	797,400	379,938
Baoshan Iron & Steel Co. Ltd., Class A	8,185,247	6,368,121

	Number of Shares	Value
Materials (Continued)
BBMG Corp., Class A	3,061,700	$1,423,975
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	822,097	2,806,251
Beijing Sanju Environmental Protection and New Material Co. Ltd., Class A	1,076,812	906,679
Bluestar Adisseo Co., Class A	267,200	402,842
China Jushi Co. Ltd., Class A	1,924,293	2,471,446
China Molybdenum Co. Ltd., Class A	6,485,090	3,283,660
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	2,001,055	2,829,031
Ganfeng Lithium Co. Ltd., Class A	715,459	2,823,839
Hengli Petrochemical Co. Ltd., Class A	966,449	1,928,541
Hengyi Petrochemical Co. Ltd., Class A	1,045,053	2,070,530
Hesteel Co. Ltd., Class A	3,897,410	1,396,911
Hoshine Silicon Industry Co. Ltd., Class A	127,979	498,202
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	16,751,507	3,049,692
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A*	3,094,373	1,329,143
Jiangxi Copper Co. Ltd., Class A	951,369	1,906,567
Lomon Billions Group Co. Ltd., Class A	562,498	1,040,055
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	3,948,400	1,566,814
Rongsheng Petro Chemical Co. Ltd., Class A	1,157,232	1,999,811
Shandong Gold Mining Co. Ltd., Class A	950,393	4,067,407
Shandong Nanshan Aluminum Co. Ltd., Class A	6,582,840	2,022,364
Sinopec Shanghai Petrochemical Co. Ltd., Class A	2,016,450	1,121,389
Tianqi Lithium Corp., Class A	624,885	2,654,774
Tongling Nonferrous Metals Group Co. Ltd., Class A	5,803,620	1,758,210
Transfar Zhilian Co. Ltd., Class A	1,194,300	1,170,374
Wanhua Chemical Group Co. Ltd., Class A	1,438,244	9,902,841
YanAn Bicon Pharmaceutical Listed Co., Class A*	426,887	997,569
Zhejiang Huayou Cobalt Co. Ltd., Class A	593,594	2,574,181
Zhejiang Longsheng Group Co. Ltd., Class A	2,385,540	4,468,530
Zhongjin Gold Corp. Ltd., Class A	1,578,539	1,760,206
Zijin Mining Group Co. Ltd., Class A	11,245,891	5,694,244

		95,045,857

Real Estate — 4.3%
China Fortune Land Development Co. Ltd., Class A	1,653,213	6,567,377
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	2,186,988	5,633,224
China Vanke Co. Ltd., Class A	4,464,128	17,587,681
Financial Street Holdings Co. Ltd., Class A	1,093,620	1,202,370

See Notes to Financial Statements.	10

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
Real Estate (Continued)
Gemdale Corp., Class A	2,076,879	$3,515,202
Greenland Holdings Corp. Ltd., Class A	3,361,535	3,131,635
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	1,703,933	1,967,889
Jinke Properties Group Co. Ltd., Class A	1,964,700	1,835,920
Poly Developments and Holdings Group Co. Ltd., Class A	6,555,360	13,454,112
Red Star Macalline Group Corp. Ltd., Class A	367,960	559,462
RiseSun Real Estate Development Co. Ltd., Class A	1,601,678	1,965,976
Seazen Holdings Co. Ltd., Class A	828,167	3,845,858
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	809,548	1,525,635
Xinhu Zhongbao Co. Ltd., Class A	3,952,366	2,091,184
Yango Group Co. Ltd., Class A	1,491,417	1,467,903
Youngor Group Co. Ltd., Class A	3,217,404	3,066,003
Zhejiang China Commodities City Group Co. Ltd., Class A	2,495,704	1,352,416

		70,769,847

Utilities — 2.2%
China National Nuclear Power Co. Ltd., Class A	4,297,700	2,970,739
China Yangtze Power Co. Ltd., Class A	6,064,814	15,638,945
GD Power Development Co. Ltd., Class A	10,823,300	3,479,047

	Number of Shares	Value
Utilities (Continued)
Huadian Power International Corp. Ltd., Class A	2,988,000	$1,576,692
Huaneng Lancang River Hydropower, Inc., Class A	1,651,800	982,033
Huaneng Power International, Inc., Class A	4,034,442	3,437,181
SDIC Power Holdings Co. Ltd., Class A	3,125,357	3,720,637
Sichuan Chuantou Energy Co. Ltd., Class A	1,619,616	2,199,923
Zhejiang Zheneng Electric Power Co. Ltd., Class A	3,747,488	2,052,075

		36,057,272

TOTAL COMMON STOCKS (Cost $1,412,032,070)		1,625,806,499

TOTAL INVESTMENTS — 99.9% (Cost $1,412,032,070)		$1,625,806,499
Other assets and liabilities, net — 0.1%		888,881

NET ASSETS — 100.0%		$1,626,695,380

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)	$1,622,960,728	$—	$2,845,771	$1,625,806,499

TOTAL	$1,622,960,728	$—	$2,845,771	$1,625,806,499

(b)	See Schedule of Investments for additional detailed categorizations.

During the period ended November 30, 2019, the amount of transfers from Level 1 to Level 3 was $2,418,640. The investments were transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity.

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

November 30, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.9%
Communication Services — 5.1%
Beijing Gehua CATV Network Co. Ltd., Class A	69,500	$84,715
Beijing Kunlun Tech Co. Ltd., Class A*	40,500	82,891
Bluefocus Intelligent Communications Group Co. Ltd., Class A	122,100	90,653
Changjiang Publishing & Media Co. Ltd., Class A	43,412	36,923
China South Publishing & Media Group Co. Ltd., Class A	51,200	84,327
Chinese Universe Publishing and Media Group Co. Ltd., Class A	49,089	83,365
Dr Peng Telecom & Media Group Co. Ltd., Class A*	101,900	86,670
G-bits Network Technology Xiamen Co. Ltd., Class A	3,073	128,181
Guizhou Broadcasting & TV Information Network Co. Ltd., Class A	22,800	25,067
Hangzhou Shunwang Technology Co. Ltd., Class A*	29,600	90,599
Huayi Brothers Media Corp., Class A*	139,174	86,702
Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	175,400	96,546
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	54,600	55,525
Kingnet Network Co. Ltd., Class A*	74,800	28,512
Leo Group Co. Ltd., Class A*	330,895	103,068
NanJi E-Commerce Co. Ltd., Class A*	104,750	165,226
Ourpalm Co. Ltd., Class A*	196,100	151,450
People.cn Co. Ltd., Class A	39,500	104,384
Shandong Publishing & Media Co. Ltd., Class A	44,509	42,351
Wasu Media Holding Co. Ltd., Class A	40,200	47,971
Xinhuanet Co. Ltd., Class A	14,450	41,680
Youzu Interactive Co. Ltd., Class A*	37,400	83,143
Zhejiang Daily Digital Culture Group Co. Ltd., Class A	54,900	64,653
Zhejiang Huace Film & TV Co. Ltd., Class A	76,100	67,107

		1,931,709

Consumer Discretionary — 9.1%
Anhui Jianghuai Automobile Group Corp., Ltd., Class A*	94,700	64,787
Anhui Xinhua Media Co. Ltd., Class A	42,300	30,804
Anhui Zhongding Sealing Parts Co. Ltd., Class A	52,200	59,989
Beiqi Foton Motor Co. Ltd., Class A*	331,900	92,053
Besttone Holdings Co. Ltd., Class A	22,000	57,763
BTG Hotels Group Co. Ltd., Class A	34,245	86,600
CCOOP Group Co. Ltd., Class A*	126,300	40,239
Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	16,670	28,167
China CYTS Tours Holding Co. Ltd., Class A	40,800	67,895
Chongqing Department Store Co. Ltd., Class A	16,995	66,957

	Number of Shares	Value
Consumer Discretionary (Continued)
Chongqing Sokon Industry Group Co. Ltd., Class A	19,800	$35,512
Dashang Co. Ltd., Class A*	9,900	36,399
DongFeng Automobile Co. Ltd., Class A	56,200	35,091
Eastern Pioneer Driving School Co. Ltd., Class A	16,100	42,340
Ecovacs Robotics Co. Ltd., Class A	4,733	12,824
Global Top E-Commerce Co. Ltd., Class A	55,050	53,947
Hang Zhou Great Star Industrial Co. Ltd., Class A*	37,853	53,030
Hangzhou Lianluo Interactive Information Technology Co. Ltd., Class A*	107,500	61,464
Hisense Electric Co. Ltd., Class A	55,300	75,035
Huizhou Desay Sv Automotive Co. Ltd., Class A	11,600	41,824
Jason Furniture Hangzhou Co. Ltd., Class A	13,214	72,678
Jinzhou Cihang Group Co. Ltd., Class A*	75,000	18,881
Joyoung Co. Ltd., Class A	22,100	71,007
KingClean Electric Co. Ltd., Class A	5,500	16,623
Liaoning Cheng Da Co. Ltd., Class A*	87,058	179,296
Lifan Industry Group Co. Ltd., Class A*	45,500	18,508
Loncin Motor Co. Ltd., Class A*	72,850	36,991
Meisheng Cultural & Creative Corp. Ltd., Class A*	24,860	19,801
Nanjing Central Emporium, Class A*	39,700	15,472
NavInfo Co. Ltd., Class A	111,800	256,488
Ningbo Huaxiang Electronic Co. Ltd., Class A	31,600	64,181
Ningbo Joyson Electronic Corp., Class A*	55,720	121,254
Ningbo Peacebird Fashion Co. Ltd., Class A	4,800	9,640
Ningbo Tuopu Group Co. Ltd., Class A	29,607	58,996
Offcn Education Technology Co. Ltd., Class A	48,400	125,839
Rainbow Department Store Co. Ltd., Class A	34,500	47,597
Shandong Linglong Tyre Co. Ltd., Class A	34,500	100,691
Shanghai Jinjiang International Hotels Co. Ltd., Class A	16,700	57,196
Shenzhen Fenda Technology Co. Ltd., Class A*	57,259	40,150
Shenzhen Tellus Holding Co. Ltd., Class A*	7,930	22,445
Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A*	69,850	57,423
Sichuan Changhong Electric Co. Ltd., Class A	262,800	100,173
Sinomach Automobile Co. Ltd., Class A	31,450	24,468
Sou Yu Te Group Co. Ltd., Class A*	108,124	33,064
Suofeiya Home Collection Co. Ltd., Class A	46,218	115,169
UTour Group Co. Ltd., Class A	43,000	31,375
Visual China Group Co. Ltd., Class A	29,900	84,586
Wangfujing Group Co. Ltd., Class A	27,730	51,115
Wanxiang Qianchao Co. Ltd., Class A	97,400	70,374
Weifu High-Technology Group Co. Ltd., Class A	41,500	109,788

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
Consumer Discretionary (Continued)
Wuhan Department Store Group Co. Ltd., Class A	27,309	$42,104
Xinhua Winshare Publishing and Media Co. Ltd., Class A	10,700	18,491
Yantai Tayho Advanced Materials Co. Ltd., Class A (a)	36,300	53,540
Yihua Lifestyle Technology Co. Ltd., Class A	83,700	35,238
Yotrio Group Co. Ltd., Class A	76,140	45,917
Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	56,267	64,183
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	93,600	90,526
Zhejiang Yasha Decoration Co. Ltd., Class A	46,900	37,288
Zotye Automobile Co. Ltd., Class A*	85,300	32,636

		3,493,912

Consumer Staples — 7.5%
Angel Yeast Co. Ltd., Class A	34,975	150,578
Anhui Yingjia Distillery Co. Ltd., Class A	16,600	48,165
Beijing Dabeinong Technology Group Co. Ltd., Class A	181,062	111,766
Beijing Shunxin Agriculture Co. Ltd., Class A	37,170	264,600
Beijing Yanjing Brewery Co. Ltd., Class A	100,200	87,219
Better Life Commercial Chain Share Co. Ltd., Class A	30,830	39,465
Bright Dairy & Food Co. Ltd., Class A	42,800	67,875
Chongqing Fuling Zhacai Group Co. Ltd., Class A	39,438	136,978
COFCO Tunhe Sugar Co. Ltd., Class A*	76,700	88,472
DaShenLin Pharmaceutical Group Co. Ltd., Class A	7,890	57,310
Fujian Sunner Development Co. Ltd., Class A	35,100	118,617
Hebei Chengde Lolo Co., Class A	41,741	44,823
Heilongjiang Agriculture Co. Ltd., Class A	50,400	66,523
Hunan Dakang International Food & Agriculture Co. Ltd., Class A*	193,020	46,396
Jiangsu King’s Luck Brewery JSC Ltd., Class A	35,600	152,814
Jiangxi Zhengbang Technology Co. Ltd., Class A	84,400	175,502
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	39,800	255,527
Juewei Food Co. Ltd., Class A	15,500	96,450
Laobaixing Pharmacy Chain JSC, Class A	7,910	76,953
New Hope Dairy Co. Ltd., Class A	7,000	12,156
Opple Lighting Co. Ltd., Class A	10,290	38,316
Shanghai Bailian Group Co. Ltd., Class A	57,100	71,468
Shanghai Flyco Electrical Appliance Co. Ltd., Class A	3,600	18,586
Shanghai Jahwa United Co. Ltd., Class A	23,864	101,826
Shanghai Maling Aquarius Co. Ltd., Class A	46,100	50,816
Shenzhen Agricultural Products Group Co. Ltd., Class A	47,900	36,449

	Number of Shares	Value
Consumer Staples (Continued)
Sichuan Swellfun Co. Ltd., Class A	17,099	$137,091
Toly Bread Co. Ltd., Class A	9,535	58,830
Yantai Changyu Pioneer Wine Co. Ltd., Class A	10,000	38,900
Yifeng Pharmacy Chain Co. Ltd., Class A	10,300	111,982
Yuan Longping High-tech Agriculture Co. Ltd., Class A	65,354	118,516

		2,880,969

Energy — 3.0%
Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd., Class A	42,620	34,613
China Merchants Energy Shipping Co. Ltd., Class A	172,000	145,314
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	97,700	79,902
Datong Coal Industry Co. Ltd., Class A*	58,600	34,923
Gansu Jingyuan Coal Industry and Electricity Power Co. Ltd., Class A	80,700	28,925
Geo-Jade Petroleum Corp., Class A*	112,540	43,218
Guizhou Gas Group Corp. Ltd., Class A	16,800	36,487
Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia, Class A	40,800	47,468
Jizhong Energy Resources Co. Ltd., Class A	74,800	37,342
Oriental Energy Co. Ltd., Class A	82,800	93,507
Shandong Xinchao Energy Corp. Ltd., Class A*	241,400	69,699
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	85,700	84,349
Shanxi Meijin Energy Co. Ltd., Class A*	87,500	103,543
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	112,700	92,649
Yang Quan Coal Industry Group Co. Ltd., Class A	84,800	62,718
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	34,341	154,882

		1,149,539

Financials — 4.0%
Bank of Qingdao Co. Ltd., Class A	38,700	31,209
Bank of Zhengzhou Co. Ltd., Class A	42,700	27,148
First Capital Securities Co. Ltd., Class A	149,300	152,680
Guangdong Golden Dragon Development, Inc., Class A*	31,274	59,071
Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	19,085	22,991
Huaan Securities Co. Ltd., Class A	128,743	109,501
Huaxi Securities Co. Ltd., Class A	93,600	125,805
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	117,055	134,522
Jiangsu Financial Leasing Co. Ltd., Class A	63,500	54,190
Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	77,180	47,642
Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	63,700	50,464

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
Financials (Continued)
Kunwu Jiuding Investment Holdings Co. Ltd., Class A	9,300	$26,296
Northeast Securities Co. Ltd., Class A	100,349	111,755
Polaris Bay Group Co. Ltd., Class A*	37,400	65,535
Sealand Securities Co. Ltd., Class A	210,000	138,291
Shaanxi International Trust Co. Ltd., Class A	141,090	79,868
Shanghai AJ Group Co. Ltd., Class A	69,405	85,290
Shanxi Securities Co. Ltd., Class A	121,200	128,253
Wuxi Rural Commercial Bank Co. Ltd., Class A	64,900	48,277
Xishui Strong Year Co. Ltd. Inner Mongolia, Class A	38,400	44,894

		1,543,682

Health Care — 9.9%
Anhui Anke Biotechnology Group Co. Ltd., Class A	44,800	95,260
Asymchem Laboratories Tianjin Co. Ltd., Class A	10,104	176,763
Beijing SL Pharmaceutical Co. Ltd., Class A	43,300	76,982
Beijing Tiantan Biological Products Corp. Ltd., Class A	37,530	141,028
Blue Sail Medical Co. Ltd., Class A	20,100	34,707
China Animal Husbandry Industry Co. Ltd., Class A	29,668	51,480
China National Accord Medicines Corp. Ltd., Class A	10,173	63,100
China National Medicines Corp. Ltd., Class A	22,033	76,557
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	37,349	65,765
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	28,118	117,537
Da An Gene Co. Ltd. of Sun Yat-Sen University, Class A	39,738	59,232
Dezhan Healthcare Co. Ltd., Class A*	63,600	54,908
Dian Diagnostics Group Co. Ltd., Class A	26,240	81,285
Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	46,700	65,426
Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	40,400	47,635
Guizhou Xinbang Pharmaceutical Co. Ltd., Class A*	70,750	54,641
Harbin Gloria Pharmaceuticals Co. Ltd., Class A	61,550	27,313
Harbin Pharmaceutical Group Co. Ltd., Class A*	107,820	57,354
Humanwell Healthcare Group Co. Ltd., Class A*	67,800	123,818
Hybio Pharmaceutical Co. Ltd., Class A*	32,600	26,244
Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	29,248	59,155
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	43,185	119,957
Jiangzhong Pharmaceutical Co. Ltd., Class A	22,385	38,811

	Number of Shares	Value
Health Care (Continued)
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	66,300	$145,691
Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A*	36,300	28,603
Jinyu Bio-Technology Co. Ltd., Class A	82,704	221,027
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	68,956	96,311
Livzon Pharmaceutical Group, Inc., Class A	25,862	114,802
Mayinglong Pharmaceutical Group Co. Ltd., Class A	21,500	52,383
Realcan Pharmaceutical Group Co. Ltd., Class A	85,030	87,075
Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	26,400	64,809
Shenzhen Neptunus Bioengineering Co. Ltd., Class A	117,150	53,986
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	43,000	69,049
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	128,700	63,701
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd., Class A	19,962	37,989
Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A*	34,200	31,424
Topchoice Medical Corp., Class A*	13,300	195,901
Vcanbio Cell & Gene Engineering Corp. Ltd., Class A*	23,100	53,817
Winning Health Technology Group Co. Ltd., Class A	92,019	199,328
Yifan Pharmaceutical Co. Ltd., Class A	51,800	102,482
Zhejiang Conba Pharmaceutical Co. Ltd., Class A	133,240	118,064
Zhejiang Hisun Pharmaceutical Co. Ltd., Class A*	41,000	61,638
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A*	46,700	124,740
Zhejiang Medicine Co. Ltd., Class A	48,100	85,105
Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	52,250	79,666

		3,802,549

Industrials — 16.8%
AECC Aero-Engine Control Co. Ltd., Class A	40,100	73,061
Antong Holdings Co. Ltd., Class A*	54,360	42,524
Avic Aviation High-Technology Co. Ltd., Class A	39,600	54,183
Avic Heavy Machinery Co. Ltd., Class A	38,200	48,844
Beijing Changjiu Logistics Corp., Class A	5,260	7,758
Beijing Shouhang Resources Saving Co. Ltd., Class A*	126,855	63,510
Beijing SPC Environment Protection Tech Co. Ltd., Class A	46,400	40,653
Beijing Watertek Information Technology Co. Ltd., Class A*	72,877	52,863
Camel Group Co. Ltd., Class A	30,800	39,470

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
Changyuan Group Ltd., Class A*	75,640	$63,259
China Aerospace Times Electronics Co. Ltd., Class A*	154,200	128,521
China Aluminum International Engineering Corp Ltd., Class A	22,100	16,408
China Baoan Group Co. Ltd., Class A	183,780	116,842
China CAMC Engineering Co. Ltd., Class A	34,782	44,721
China First Heavy Industries, Class A*	195,300	77,777
China High-Speed Railway Technology Co. Ltd., Class A	138,996	69,391
China International Marine Containers Group Co. Ltd., Class A	76,220	104,506
China Meheco Co. Ltd., Class A	37,487	66,808
China Nuclear Engineering Corp. Ltd., Class A	55,600	55,198
China Railway Hi-tech Industry Co. Ltd., Class A	79,600	114,008
China Railway Tielong Container Logistics Co. Ltd., Class A	64,500	51,373
China XD Electric Co. Ltd., Class A	145,300	73,365
Chongqing Construction Engineering Group Corp. Ltd., Class A	38,100	24,494
CITIC Heavy Industries Co. Ltd., Class A	123,800	62,685
CMST Development Co. Ltd., Class A	62,600	43,806
COSCO SHIPPING Development Co. Ltd., Class A	282,300	100,379
COSCO SHIPPING Specialized Carriers Co. Ltd., Class A*	61,100	30,590
Dalian Port PDA Co. Ltd., Class A	220,820	62,815
Dazhong Transportation Group Co. Ltd., Class A	76,900	43,313
Deppon Logistics Co. Ltd., Class A	20,300	31,298
Dongfang Electric Corp. Ltd., Class A	78,400	99,131
Dongjiang Environmental Co. Ltd., Class A	29,100	38,078
Eternal Asia Supply Chain Management Ltd., Class A	105,000	60,932
Far East Smarter Energy Co. Ltd., Class A*	62,600	45,319
Foshan Electrical and Lighting Co. Ltd., Class A	46,051	32,094
Fujian Longking Co. Ltd., Class A	52,900	73,434
Guangshen Railway Co. Ltd., Class A	241,300	101,587
Guangxi Liugong Machinery Co. Ltd., Class A	73,830	66,681
Guosheng Financial Holding, Inc., Class A*	55,587	87,758
Guoxuan High-Tech Co. Ltd., Class A	56,455	96,676
Hefei Meiya Optoelectronic Technology, Inc., Class A	19,600	104,010
Henan Pinggao Electric Co. Ltd., Class A	57,900	53,034
Henan Senyuan Electric Co. Ltd., Class A	39,700	37,211
Hongfa Technology Co. Ltd., Class A	31,380	129,566
Huaihe Energy Group Co. Ltd., Class A*	136,900	50,625
Hunan Corun New Energy Co. Ltd., Class A*	82,747	45,193

	Number of Shares	Value
Industrials (Continued)
Inner Mongolia First Machinery Group Co. Ltd., Class A	60,200	$84,852
Jiangsu Hengli Hydraulic Co. Ltd., Class A	19,100	118,498
Jiangsu Zongyi Co. Ltd., Class A*	55,400	39,634
Jiangxi Hongdu Aviation Industry Co. Ltd., Class A	30,700	55,760
Jiangxi Special Electric Motor Co. Ltd., Class A*	84,600	38,625
Jihua Group Corp. Ltd., Class A	156,400	70,516
Juneyao Airlines Co. Ltd., Class A*	41,940	83,393
Keda Clean Energy Co. Ltd., Class A*	89,900	51,401
Ming Yang Smart Energy Group Ltd., Class A	19,000	30,726
Minmetals Development Co. Ltd., Class A*	30,500	31,754
Nanyang Topsec Technologies Group, Inc., Class A*	32,980	74,818
North Industries Group Red Arrow Co. Ltd., Class A	48,847	50,439
North Navigation Control Technology Co. Ltd., Class A*	73,800	82,503
Orient Group, Inc., Class A*	211,490	98,663
Palm Eco-Town Development Co. Ltd., Class A*	84,050	36,342
Qingdao TGOOD Electric Co. Ltd., Class A	35,281	80,489
Qinhuangdao Port Co. Ltd., Class A	100,100	44,136
Rizhao Port Co. Ltd., Class A	131,300	52,663
Saurer Intelligent Technology Co. Ltd., Class A	40,000	33,850
Shandong Hi-speed Co. Ltd., Class A	47,300	32,023
Shanghai Environment Group Co. Ltd., Class A	32,340	49,953
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A	22,449	48,469
Shanghai Tunnel Engineering Co. Ltd., Class A	133,900	111,982
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	26,400	62,143
Shenzhen Airport Co. Ltd., Class A	73,400	98,551
Shenzhen Grandland Group Co. Ltd., Class A	42,500	24,783
Shenzhen Tagen Group Co. Ltd., Class A	93,109	66,745
Shenzhen Techand Ecology & Environment Co. Ltd., Class A	115,350	52,008
Sichuan Road & Bridge Co. Ltd., Class A	154,600	71,244
Sieyuan Electric Co. Ltd., Class A	37,280	74,816
Sinochem International Corp., Class A	96,560	69,081
Sinoma International Engineering Co., Class A	73,950	65,421
Sungrow Power Supply Co. Ltd., Class A	72,900	105,967
Sunwoda Electronic Co. Ltd., Class A	55,600	138,943
Suzhou Anjie Technology Co. Ltd., Class A	24,650	52,239
Taihai Manoir Nuclear Equipment Co. Ltd., Class A	37,200	36,931
Taiyuan Heavy Industry Co. Ltd., Class A*	125,400	40,844
TangShan Port Group Co. Ltd., Class A	211,274	76,025

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
Tian Di Science & Technology Co. Ltd., Class A	116,900	$50,046
TianGuang ZhongMao Co. Ltd., Class A*	122,200	25,202
Tianjin Capital Environmental Protection Group Co. Ltd., Class A	31,200	30,886
Tianjin Port Co. Ltd., Class A	71,220	63,006
Tus Environmental Science And Technology Development Co. Ltd., Class A	50,800	61,849
Wolong Electric Group Co. Ltd., Class A	55,339	80,912
Xiamen ITG Group Corp. Ltd., Class A	90,748	90,091
Xiangtan Electric Manufacturing Co. Ltd., Class A*	46,900	40,224
Xingyuan Environment Technology Co. Ltd., Class A*	66,550	32,940
Xinjiang Communications Construction Group Co. Ltd., Class A	4,600	11,934
Xinjiang Machinery Research Institute Co. Ltd., Class A	63,300	35,112
Xuji Electric Co. Ltd., Class A	43,200	59,539
Yingkou Port Liability Co. Ltd., Class A	136,700	48,607
Zhefu Holding Group Co. Ltd., Class A	112,000	65,472
Zhejiang Kaishan Compressor Co. Ltd., Class A	24,400	33,802
Zhejiang Wanliyang Co. Ltd., Class A	37,200	45,873
Zhejiang Weiming Environment Protection Co. Ltd., Class A	13,797	42,564
Zhejiang Weixing New Building Materials Co. Ltd., Class A	44,680	77,657
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	73,800	64,869
Zhongji Innolight Co. Ltd., Class A	10,492	65,660
Zhongshan Broad Ocean Motor Co. Ltd., Class A*	83,600	42,211

		6,431,438

Information Technology — 21.0%
Accelink Technologies Co. Ltd., Class A	28,400	112,697
Addsino Co. Ltd., Class A*	79,500	106,854
Beijing Dahao Technology Corp. Ltd., Class A	7,046	8,768
Beijing Jetsen Technology Co. Ltd., Class A*	127,900	62,577
Beijing Lanxum Technology Co. Ltd., Class A*	49,720	73,758
Beijing Orient National Communication Science & Technology Co. Ltd., Class A	51,919	87,137
Beijing Philisense Technology Co. Ltd., Class A*	81,200	43,656
Beijing Sinnet Technology Co. Ltd., Class A	65,748	179,078
Beijing Teamsun Technology Co. Ltd., Class A*	78,660	111,990
Beijing Ultrapower Software Co. Ltd., Class A*	110,800	49,798
Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	61,000	77,738
Bluedon Information Security Technology Co. Ltd., Class A	52,400	39,053

	Number of Shares	Value
Information Technology (Continued)
China Greatwall Technology Group Co. Ltd., Class A	125,019	$264,055
China National Software & Service Co. Ltd., Class A	21,200	204,376
China TransInfo Technology Co. Ltd., Class A	52,300	124,821
CPT Technology Group Co. Ltd., Class A*	96,900	36,660
East Group Co. Ltd., Class A	65,700	40,088
GCI Science & Technology Co. Ltd., Class A	24,300	41,889
GCL System Integration Technology Co. Ltd., Class A*	180,307	157,461
GRG Banking Equipment Co. Ltd., Class A	85,100	94,894
Guangdong Ellington Electronics Technology Co. Ltd., Class A	21,200	29,550
Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	50,900	95,996
Guangzhou Haige Communications Group, Inc. Co., Class A	115,400	168,566
Guomai Technologies, Inc., Class A	35,900	39,929
Hangzhou First Applied Material Co. Ltd., Class A	7,490	43,593
Hangzhou Silan Microelectronics Co. Ltd., Class A	55,480	115,445
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	58,600	56,509
Hexing Electrical Co. Ltd., Class A	13,770	29,770
HNA Technology Co. Ltd., Class A*	128,100	52,655
Holitech Technology Co. Ltd., Class A	133,600	92,730
Huagong Tech Co. Ltd., Class A	57,359	148,071
Hubei Kaile Science & Technology Co. Ltd., Class A	49,400	85,578
Hytera Communications Corp. Ltd., Class A	65,000	82,096
IRICO Display Devices Co. Ltd., Class A*	50,500	27,079
JCET Group Co. Ltd., Class A*	68,200	200,987
MLS Co. Ltd., Class A	27,100	47,641
Nanjing Huadong Electronics Information & Technology Co. Ltd., Class A*	193,400	57,216
NAURA Technology Group Co. Ltd., Class A	13,300	147,929
Neusoft Corp., Class A*	61,300	92,854
Newland Digital Technology Co. Ltd., Class A	52,540	111,718
Shanghai 2345 Network Holding Group Co. Ltd., Class A	328,548	141,123
Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A*	71,400	47,019
Shanghai Baosight Software Co. Ltd., Class A	23,950	117,658
Shanghai Belling Co. Ltd., Class A	39,900	80,074
Shengyi Technology Co. Ltd., Class A	81,120	264,330
Shennan Circuits Co. Ltd., Class A	7,620	158,331
Shenzhen Aisidi Co. Ltd., Class A	25,800	22,127
Shenzhen Everwin Precision Technology Co. Ltd., Class A	38,880	86,764
Shenzhen Kaifa Technology Co. Ltd., Class A	52,600	71,596

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
Information Technology (Continued)
Shenzhen Kinwong Electronic Co. Ltd., Class A	13,100	$79,186
Shenzhen Suntak Circuit Technology Co. Ltd., Class A	17,500	38,132
Shenzhen Tat Fook Technology Co. Ltd., Class A*	27,140	51,842
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	68,350	185,680
Suzhou Victory Precision Manufacture Co. Ltd., Class A*	171,900	55,989
Taiji Computer Corp. Ltd., Class A	17,500	85,050
Tatwah Smartech Co. Ltd., Class A*	54,300	37,844
Telling Telecommunication Holding Co. Ltd., Class A*	43,300	36,027
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	16,000	46,789
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	118,400	170,253
Tongding Interconnection Information Co. Ltd., Class A	53,200	50,091
Unigroup Guoxin Microelectronics Co. Ltd., Class A	30,300	193,069
Universal Scientific Industrial Shanghai Co. Ltd., Class A	46,800	107,434
Venustech Group, Inc., Class A	44,648	195,589
Visionox Technology, Inc., Class A*	58,400	135,641
Westone Information Industry, Inc., Class A	41,604	140,655
Will Semiconductor Ltd., Class A	12,400	220,809
Wingtech Technology Co. Ltd., Class A*	29,500	406,572
Wonders Information Co. Ltd., Class A	62,394	144,829
Wuhan Guide Infrared Co. Ltd., Class A	26,450	74,186
Wuhu Token Science Co. Ltd., Class A	130,300	147,149
WUS Printed Circuit Kunshan Co. Ltd., Class A	85,740	274,261
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	37,200	199,998
Xiamen Faratronic Co. Ltd., Class A	9,900	58,999
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class A	5,600	25,074
Zhejiang Crystal-Optech Co. Ltd., Class A	79,262	149,599
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	46,100	88,779

		8,031,808

Materials — 15.9%
Befar Group Co. Ltd., Class A	76,433	51,638
Beijing Shougang Co. Ltd., Class A*	112,700	55,301
Bengang Steel Plates Co. Ltd., Class A	27,000	13,940
Chengzhi Co. Ltd., Class A*	17,509	35,487
China Hainan Rubber Industry Group Co. Ltd., Class A	121,200	79,124
China Nonferrous Metal Industry’s Foreign Engineering and Construction Co. Ltd., Class A	97,600	56,220
China West Construction Group Co. Ltd., Class A	36,000	56,784

	Number of Shares	Value
Materials (Continued)
Chongqing Iron & Steel Co. Ltd., Class A*	417,000	$109,724
COFCO Biotechnology Co. Ltd., Class A	79,385	71,698
CSG Holding Co. Ltd., Class A	86,161	53,553
Do-Fluoride Chemicals Co. Ltd., Class A	38,900	66,394
Elion Clean Energy Co. Ltd., Class A	97,700	52,527
Fangda Special Steel Technology Co. Ltd., Class A	51,400	65,430
Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd., Class A*	223,400	64,819
GEM Co. Ltd., Class A	235,952	135,916
Guangdong HEC Technology Holding Co. Ltd., Class A	106,805	134,288
Guangdong Tapai Group Co. Ltd., Class A	50,900	77,680
Guangzhou Tinci Materials Technology Co. Ltd., Class A	19,020	46,719
Hainan Mining Co. Ltd., Class A*	28,000	21,744
Hangzhou Iron & Steel Co., Class A	35,710	24,684
Hongda Xingye Co. Ltd., Class A	110,278	62,269
Huaibei Mining Holdings Co. Ltd., Class A	13,100	16,862
Huapont Life Sciences Co. Ltd., Class A	112,050	74,107
Huaxin Cement Co. Ltd., Class A	48,672	152,575
Hubei Xingfa Chemicals Group Co. Ltd., Class A	39,020	53,722
Hunan Gold Corp. Ltd., Class A	59,800	60,984
Hunan Valin Steel Co. Ltd., Class A*	120,220	77,116
Inner Mongolia Xingye Mining Co. Ltd., Class A*	52,100	30,752
Jiangsu Eastern Shenghong Co. Ltd., Class A	85,500	60,925
Jiangsu Shagang Co. Ltd., Class A	125,400	108,798
Jiangsu Yangnong Chemical Co. Ltd., Class A	13,600	108,710
Jilin Yatai Group Co. Ltd., Class A*	231,300	98,693
Jinduicheng Molybdenum Co. Ltd., Class A	69,000	70,464
Kingenta Ecological Engineering Group Co. Ltd., Class A*	115,800	41,011
Kingfa Sci & Tech Co. Ltd., Class A	137,100	124,214
Lianhe Chemical Technology Co. Ltd., Class A	52,259	104,060
Liuzhou Iron & Steel Co. Ltd., Class A	36,400	26,041
Luxi Chemical Group Co. Ltd., Class A	73,400	95,837
Maanshan Iron & Steel Co. Ltd., Class A	212,000	82,920
Nanjing Iron & Steel Co. Ltd., Class A	188,900	88,662
Ningbo Shanshan Co. Ltd., Class A	40,080	65,499
ORG Technology Co. Ltd., Class A	100,450	60,720
Red Avenue New Materials Group Co. Ltd., Class A	3,900	9,125
Rising Nonferrous Metals Share Co. Ltd., Class A*	10,300	44,462
Sansteel Minguang Co. Ltd. Fujian, Class A	70,150	84,209
SGIS Songshan Co. Ltd., Class A*	85,900	54,857
Shandong Chenming Paper Holdings Ltd., Class A	94,550	63,609
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	81,061	192,540

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
Materials (Continued)
Shandong Iron and Steel Co. Ltd., Class A*	466,830	$91,628
Shandong Sun Paper Industry JSC Ltd., Class A	110,500	141,919
Shanghai Huayi Group Co. Ltd., Class A	39,800	37,758
Shanghai Putailai New Energy Technology Co. Ltd., Class A	9,400	93,721
Shanying International Holding Co. Ltd., Class A*	228,500	105,624
Shenghe Resources Holding Co. Ltd., Class A	74,890	86,705
Shenzhen Jinjia Group Co. Ltd., Class A	62,300	98,711
Shenzhen YUTO Packaging Technology Co. Ltd., Class A	18,940	64,706
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	178,200	100,875
Sichuan Hebang Biotechnology Co. Ltd., Class A*	376,580	77,663
Tangshan Jidong Cement Co. Ltd., Class A	67,681	143,142
Tangshan Sanyou Chemical Industries Co. Ltd., Class A	87,800	69,931
Tibet Summit Resources Co. Ltd., Class A	18,820	27,437
Western Mining Co. Ltd., Class A*	136,000	105,035
Xiamen Tungsten Co. Ltd., Class A	60,420	104,068
Xinfengming Group Co. Ltd., Class A	11,616	19,396
Xinjiang Tianshan Cement Co. Ltd., Class A	44,700	66,819
Xinjiang Zhongtai Chemical Co. Ltd., Class A	106,400	98,366
Xinxing Ductile Iron Pipes Co. Ltd., Class A	199,150	112,734
Xinyu Iron & Steel Co. Ltd., Class A	113,200	77,282
Yintai Gold Co. Ltd., Class A	85,120	146,127
Yunnan Aluminium Co. Ltd., Class A*	111,600	70,635
Yunnan Chihong Zinc & Germanium Co. Ltd., Class A	181,300	105,724
Yunnan Copper Co. Ltd., Class A*	60,700	96,867
Yunnan Energy New Material Co. Ltd.	16,840	98,920
Yunnan Tin Co. Ltd., Class A*	70,830	97,216
Zhejiang Huafeng Spandex Co. Ltd., Class A	83,500	67,695
Zhejiang Jinke Culture Industry Co. Ltd., Class A	75,291	31,483
Zhejiang Juhua Co. Ltd., Class A	96,990	90,770
Zhejiang Runtu Co. Ltd., Class A	49,300	76,431
Zhuzhou Times New Material Technology Co. Ltd., Class A	34,700	32,968
Zibo Qixiang Tengda Chemical Co. Ltd., Class A	63,215	65,185

		6,090,954

Real Estate — 4.6%
Beijing Capital Development Co. Ltd., Class A	91,200	99,491
Beijing Urban Construction Investment & Development Co. Ltd., Class A	79,900	89,891

	Number of Shares	Value
Real Estate (Continued)
China Sports Industry Group Co. Ltd., Class A	48,101	$63,283
Chongqing Dima Industry Co. Ltd., Class A	104,000	46,742
Cinda Real Estate Co. Ltd., Class A	60,700	31,944
Grandjoy Holdings Group Co. Ltd., Class A	83,700	82,023
Greattown Holdings Ltd., Class A	113,064	100,829
Guangzhou Yuetai Group Co. Ltd., Class A*	71,500	29,288
Haining China Leather Market Co. Ltd., Class A	45,500	26,533
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	110,600	67,485
HNA Infrastructure Investment Group Co. Ltd., Class A*	111,300	60,788
Huafa Industrial Co. Ltd. Zhuhai, Class A	120,840	119,794
Hubei Fuxing Science And Technology Co. Ltd., Class A	54,700	49,403
Nanjing Gaoke Co. Ltd., Class A	60,820	79,325
Shanghai Industrial Development Co. Ltd., Class A	65,490	54,211
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	18,000	33,359
Shanghai Lingang Holdings Corp. Ltd., Class A	25,100	83,002
Shanghai Shimao Co. Ltd., Class A	106,200	58,758
Shanghai SMI Holding Co. Ltd., Class A	90,000	70,532
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	55,600	112,452
Shenzhen Huaqiang Industry Co. Ltd., Class A	22,840	43,108
Shenzhen World Union Group, Inc., Class A	86,410	39,206
Shenzhen Zhenye Group Co. Ltd., Class A	66,800	48,645
Sichuan Languang Development Co. Ltd., Class A	106,365	100,149
Suning Universal Co. Ltd., Class A	108,200	56,017
Tahoe Group Co. Ltd., Class A	70,300	56,593
Tianjin Guangyu Development Co. Ltd., Class A	39,800	38,606

		1,741,457

Utilities — 3.0%
An Hui Wenergy Co. Ltd., Class A	80,700	53,717
Beijing Capital Co. Ltd., Class A	162,100	75,623
Beijing Water Business Doctor Co. Ltd., Class A	49,500	48,227
CECEP Wind-Power Corp., Class A	117,000	38,108
Chengdu Xingrong Environment Co. Ltd., Class A	127,800	81,978
Chongqing Gas Group Corp. Ltd., Class A	13,900	14,214
Guangdong Baolihua New Energy Stock Co. Ltd., Class A	124,300	101,303
Guangzhou Development Group, Inc., Class A	38,200	35,207
Hubei Energy Group Co. Ltd., Class A	139,400	81,885

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
Utilities (Continued)
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	206,500	$76,070
Jointo Energy Investment Co. Ltd. Hebei, Class A	50,400	34,623
Luenmei Quantum Co. Ltd., Class A	49,250	83,778
Shanghai Electric Power Co. Ltd., Class A	74,200	77,779
Shenergy Co. Ltd., Class A	175,149	147,725
Shenzhen Energy Group Co. Ltd., Class A	85,050	72,822
Shenzhen Gas Corp. Ltd., Class A	39,800	39,625
Zhongshan Public Utilities Group Co. Ltd., Class A	62,960	70,206

		1,132,890

TOTAL COMMON STOCKS (Cost $41,171,386)		38,230,907

TOTAL INVESTMENTS — 99.9% (Cost $41,171,386)		$38,230,907
Other assets and liabilities, net — 0.1%		30,857

NET ASSETS — 100.0%		$38,261,764

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.

JSC:	Joint Stock Company

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)	$38,177,367	$—	$53,540	$38,230,907

TOTAL	$38,177,367	$—	$53,540	$38,230,907

(b)	See Schedule of Investments for additional detailed categorizations.

During the period ended November 30, 2019, the amount of transfers from Level 1 to Level 3 was $96,678 and between Level 3 and Level 1 was $539,000. The investments were transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity. The investments were transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs.

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All China Equity ETF

November 30, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 59.1%
Communication Services — 13.1%
58.com, Inc., ADR*	1,207	$74,255
Alibaba Pictures Group Ltd.*	185,955	30,883
Autohome, Inc., ADR*(a)	736	50,085
Baidu, Inc., ADR*	3,347	396,720
China Literature Ltd., 144A*	2,970	11,401
China Mobile Ltd.	74,734	563,292
China Telecom Corp. Ltd., Class H	176,443	66,720
China Tower Corp. Ltd., Class H, 144A	513,114	104,881
China Unicom Hong Kong Ltd.	77,690	66,497
iQIYI, Inc., ADR*(a)	1,636	31,329
Momo, Inc., ADR	1,835	68,684
NetEase, Inc., ADR	884	278,743
SINA Corp.*	836	29,168
Tencent Holdings Ltd.	69,673	2,953,275
Tencent Music Entertainment Group, ADR*(a)	1,217	15,127
Weibo Corp., ADR*	676	28,940
YY, Inc., ADR*	647	41,272

		4,811,272

Consumer Discretionary — 17.5%
Alibaba Group Holding Ltd., ADR*	20,568	4,113,600
ANTA Sports Products Ltd.	13,321	125,250
BAIC Motor Corp. Ltd., Class H, 144A	22,132	12,412
Baozun, Inc., ADR*(a)	488	18,529
Bosideng International Holdings Ltd.	45,739	21,854
Brilliance China Automotive Holdings Ltd.	34,004	35,100
BYD Co. Ltd., Class H	8,079	38,342
China Education Group Holdings Ltd. (a)	5,005	6,778
China First Capital Group Ltd.*	25,952	1,359
Dongfeng Motor Group Co. Ltd., Class H	29,293	28,141
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	7,155	21,115
Geely Automobile Holdings Ltd.	57,851	108,197
GOME Retail Holdings Ltd.*(a)	166,826	14,705
Great Wall Motor Co. Ltd., Class H	39,304	30,378
Guangzhou Automobile Group Co. Ltd., Class H	32,645	34,865
Haidilao International Holding Ltd., 144A (a)	4,000	16,812
Haier Electronics Group Co. Ltd.	11,254	31,270
Huazhu Group Ltd., ADR (a)	1,658	56,720
JD.com, Inc., ADR*	9,030	294,830
Li Ning Co. Ltd.	23,609	75,703
Meituan Dianping, Class B*	12,396	163,427
New Oriental Education & Technology Group, Inc., ADR*	1,775	214,917
Nexteer Automotive Group Ltd.	13,464	11,284
NIO, Inc., ADR*(a)	8,145	18,489
Pinduoduo, Inc., ADR*(a)	2,355	84,662
Shenzhou International Group Holdings Ltd.	9,183	121,068
TAL Education Group, ADR*	4,717	208,774
Trip.com Group Ltd., ADR*	5,894	195,917
Vipshop Holdings Ltd., ADR*	5,362	68,526
Yum China Holdings, Inc.	4,373	194,686

	Number of Shares	Value
Consumer Discretionary (Continued)
Zhongsheng Group Holdings Ltd.	7,779	$27,577

		6,395,287

Consumer Staples — 1.5%
China Agri-Industries Holdings Ltd.	32,535	17,083
China Mengniu Dairy Co. Ltd.*	34,764	133,012
China Resources Beer Holdings Co. Ltd.	17,575	92,054
Dali Foods Group Co. Ltd., 144A	28,436	19,326
Hengan International Group Co. Ltd.	9,364	61,846
Sun Art Retail Group Ltd.	29,083	32,918
Tingyi Cayman Islands Holding Corp.	23,984	39,035
Tsingtao Brewery Co. Ltd., Class H	5,109	31,590
Uni-President China Holdings Ltd.	17,178	17,446
Want Want China Holdings Ltd.	60,759	52,316
Yihai International Holding Ltd.*	6,384	40,615

		537,241

Energy — 2.1%
China Coal Energy Co. Ltd., Class H	39,701	15,723
China Oilfield Services Ltd., Class H	22,339	30,079
China Petroleum & Chemical Corp., Class H	311,716	174,818
China Shenhua Energy Co. Ltd., Class H	42,222	81,771
CNOOC Ltd.	218,529	317,140
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	16,308	6,729
PetroChina Co. Ltd., Class H	266,584	122,943
Yanzhou Coal Mining Co. Ltd., Class H	26,568	23,487

		772,690

Financials — 12.2%
Agricultural Bank of China Ltd., Class H	356,097	144,208
Bank of China Ltd., Class H	970,655	389,366
Bank of Communications Co. Ltd., Class H	106,789	70,122
China Cinda Asset Management Co. Ltd., Class H	115,056	23,958
China CITIC Bank Corp. Ltd., Class H	115,909	63,376
China Construction Bank Corp., Class H	1,171,873	932,678
China Ding Yi Feng Holdings Ltd. (b)	107,872	318,059
China Everbright Bank Co. Ltd., Class H	39,641	17,117
China Everbright Ltd.	13,643	21,961
China Galaxy Securities Co. Ltd., Class H	42,799	21,761
China Huarong Asset Management Co. Ltd., Class H, 144A	139,204	20,273
China International Capital Corp. Ltd., Class H, 144A (a)	14,556	25,067
China Life Insurance Co. Ltd., Class H	86,455	218,464
China Merchants Bank Co. Ltd., Class H	47,761	225,755
China Minsheng Banking Corp. Ltd., Class H	85,675	59,650
China Pacific Insurance Group Co. Ltd., Class H	32,213	113,992
China Reinsurance Group Corp., Class H	92,284	14,619
China Taiping Insurance Holdings Co. Ltd.	17,378	40,183
Chongqing Rural Commercial Bank Co. Ltd., Class H	18,022	8,956
CITIC Securities Co. Ltd., Class H	25,844	48,005
Far East Horizon Ltd.	25,991	23,608

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All China Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
Financials (Continued)
GF Securities Co. Ltd., Class H	21,291	$22,793
Guotai Junan Securities Co. Ltd., Class H, 144A	9,138	13,892
Haitong Securities Co. Ltd., Class H	29,631	29,602
Huatai Securities Co. Ltd., Class H, 144A	20,389	30,579
Industrial & Commercial Bank of China Ltd., Class H	794,037	566,028
New China Life Insurance Co. Ltd., Class H	9,183	35,370
Noah Holdings Ltd., ADR*	414	12,064
People’s Insurance Co. Group of China Ltd., Class H	101,577	40,746
PICC Property & Casualty Co. Ltd., Class H	84,132	97,376
Ping An Insurance Group Co. of China Ltd., Class H	67,483	764,682
Postal Savings Bank of China Co. Ltd., Class H, 144A	95,211	61,789
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A*(a)	2,299	7,945

		4,484,044

Health Care — 2.1%
3SBio, Inc., 144A*	14,745	21,286
Alibaba Health Information Technology Ltd.*	44,202	50,031
China Medical System Holdings Ltd.	19,548	27,820
China Resources Pharmaceutical Group Ltd., 144A	23,621	20,640
China Traditional Chinese Medicine Holdings Co. Ltd.	38,574	17,198
CSPC Pharmaceutical Group Ltd.	59,134	134,619
Genscript Biotech Corp.*	13,216	31,910
Hansoh Pharmaceutical Group Co. Ltd., 144A*	7,646	22,564
Hutchison China MediTech Ltd., ADR*	803	19,360
Innovent Biologics, Inc., 144A*	11,469	40,146
Luye Pharma Group Ltd., 144A (a)	17,905	13,152
Ping An Healthcare and Technology Co. Ltd., 144A*	3,910	26,024
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	29,697	35,851
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	6,419	18,041
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	12,217	21,913
Sino Biopharmaceutical Ltd.	87,195	112,506
Sinopharm Group Co. Ltd., Class H	14,518	47,944
SSY Group Ltd.	21,387	16,830
WuXi AppTec Co. Ltd., Class H, 144A	1,985	23,038
Wuxi Biologics Cayman, Inc., 144A*	6,981	78,882

		779,755

Industrials — 2.8%
51job, Inc., ADR*(a)	357	28,067
Air China Ltd., Class H	25,538	23,229
AviChina Industry & Technology Co. Ltd., Class H	34,179	15,588

	Number of Shares	Value
Industrials (Continued)
Beijing Capital International Airport Co. Ltd., Class H	24,735	$23,383
BOC Aviation Ltd., 144A	2,889	27,293
China Communications Construction Co. Ltd., Class H	59,046	45,938
China Communications Services Corp. Ltd., Class H	32,837	22,107
China Conch Venture Holdings Ltd.	20,939	81,453
China Eastern Airlines Corp. Ltd., Class H*	23,224	11,779
China Everbright International Ltd.	45,911	34,722
China Merchants Port Holdings Co. Ltd.	18,053	28,091
China Railway Construction Corp. Ltd., Class H	28,256	29,167
China Railway Group Ltd., Class H	53,138	31,091
China Southern Airlines Co. Ltd., Class H	28,055	17,526
China State Construction International Holdings Ltd.	27,822	21,930
CITIC Ltd.	70,753	88,580
COSCO SHIPPING Holdings Co. Ltd., Class H*	45,166	16,675
COSCO SHIPPING Ports Ltd.	22,002	17,905
Country Garden Services Holdings Co. Ltd.	15,738	50,867
CRRC Corp. Ltd., Class H	58,651	38,587
Fosun International Ltd.	31,791	42,806
Greentown Service Group Co. Ltd.	16,097	17,623
Haitian International Holdings Ltd.	8,764	19,593
Jiangsu Expressway Co. Ltd., Class H	16,455	21,946
Metallurgical Corp. of China Ltd., Class H	41,445	8,630
Shanghai Electric Group Co. Ltd., Class H	41,337	12,727
Shanghai Industrial Holdings Ltd.	6,875	12,384
Shenzhen International Holdings Ltd.	11,551	24,407
Sinopec Engineering Group Co. Ltd., Class H	21,557	12,640
Sinotrans Ltd., Class H	39,389	12,278
Sinotruk Hong Kong Ltd.	10,354	17,486
Weichai Power Co. Ltd., Class H	23,706	40,521
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	6,291	7,000
Zhejiang Expressway Co. Ltd., Class H	20,857	18,252
Zhuzhou CRRC Times Electric Co. Ltd., Class H	6,950	23,750
ZTO Express Cayman, Inc., ADR (a)	3,920	83,418

		1,029,439

Information Technology — 1.9%
AAC Technologies Holdings, Inc. (a)	9,360	65,647
BYD Electronic International Co. Ltd. (a)	10,413	18,624
China Railway Signal & Communication Corp. Ltd., Class H, 144A	22,952	12,315
GDS Holdings Ltd., ADR*(a)	830	38,861
Hua Hong Semiconductor Ltd., 144A (a)	4,888	8,667
Kingboard Holdings Ltd.	8,791	24,202
Kingboard Laminates Holdings Ltd.	16,495	18,607
Kingdee International Software Group Co. Ltd.	26,770	26,538

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All China Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
Information Technology (Continued)
Kingsoft Corp. Ltd.*	11,700	$25,888
Legend Holdings Corp., Class H, 144A	5,299	10,899
Lenovo Group Ltd.	92,613	61,168
Semiconductor Manufacturing International Corp.*	38,888	49,580
Sunny Optical Technology Group Co. Ltd.	8,726	143,023
TravelSky Technology Ltd., Class H	13,226	32,204
Xiaomi Corp., Class B, 144A*	96,215	110,009
Xinyi Solar Holdings Ltd.	45,668	28,062
ZTE Corp., Class H*	8,264	22,012

		696,306

Materials — 1.0%
Aluminum Corp. of China Ltd., Class H*	55,144	16,907
Anhui Conch Cement Co. Ltd., Class H	15,578	99,604
BBMG Corp., Class H	34,886	9,627
China Hongqiao Group Ltd.	22,203	11,658
China Molybdenum Co. Ltd., Class H	53,746	18,401
China National Building Material Co. Ltd., Class H	50,441	48,716
China Resources Cement Holdings Ltd.	30,907	36,996
China Zhongwang Holdings Ltd. (a)	20,404	8,159
Jiangxi Copper Co. Ltd., Class H	17,408	20,082
Lee & Man Paper Manufacturing Ltd.	15,331	10,380
Nine Dragons Paper Holdings Ltd.	19,102	19,449
Sinopec Shanghai Petrochemical Co. Ltd., Class H	57,697	15,995
Zhaojin Mining Industry Co. Ltd., Class H	15,207	15,736
Zijin Mining Group Co. Ltd., Class H	71,548	26,781

		358,491

Real Estate — 3.2%
Agile Group Holdings Ltd.	16,136	22,593
China Aoyuan Group Ltd.	18,295	26,177
China Evergrande Group*(a)	23,147	55,238
China Jinmao Holdings Group Ltd.	58,968	39,173
China Overseas Land & Investment Ltd.	46,761	156,811
China Resources Land Ltd.	33,824	146,267
China Vanke Co. Ltd., Class H	18,288	68,454
CIFI Holdings Group Co. Ltd.	36,911	26,878
Country Garden Holdings Co. Ltd.	94,910	132,160
Guangzhou R&F Properties Co. Ltd., Class H	11,093	18,650
Kaisa Group Holdings Ltd.*	33,096	13,022
KWG Group Holdings Ltd.*	15,885	17,452
Logan Property Holdings Co. Ltd.	16,703	24,454
Longfor Group Holdings Ltd., 144A	22,782	93,279
Seazen Group Ltd.*	24,543	26,149
Shenzhen Investment Ltd.	41,005	16,134
Shimao Property Holdings Ltd.	13,616	49,313
Shui On Land Ltd.	54,733	11,467
Sino-Ocean Group Holding Ltd.	46,795	17,336
SOHO China Ltd.	29,474	10,166
Sunac China Holdings Ltd.	29,895	145,699
Wharf Holdings Ltd.	13,380	32,374
Yuexiu Property Co. Ltd.	91,480	19,517
Yuzhou Properties Co. Ltd.	27,556	12,673

		1,181,436

	Number of Shares	Value
Utilities — 1.7%
Beijing Enterprises Holdings Ltd.	6,625	$29,284
Beijing Enterprises Water Group Ltd.*	67,157	32,945
CGN Power Co. Ltd., Class H, 144A	132,972	33,295
China Gas Holdings Ltd.	23,352	86,812
China Longyuan Power Group Corp. Ltd., Class H	42,781	23,173
China Power International Development Ltd.	60,006	12,419
China Resources Gas Group Ltd.	10,463	58,278
China Resources Power Holdings Co. Ltd.	23,723	30,852
Datang International Power Generation Co. Ltd., Class H	59,783	11,074
ENN Energy Holdings Ltd.	9,666	104,961
Guangdong Investment Ltd.	37,458	77,426
Huadian Power International Corp. Ltd., Class H	23,991	8,735
Huaneng Power International, Inc., Class H	47,781	23,684
Huaneng Renewables Corp. Ltd., Class H	63,778	24,361
Kunlun Energy Co. Ltd.	42,543	36,033
Towngas China Co. Ltd.*	15,393	10,874

		604,206

TOTAL COMMON STOCKS (Cost $22,274,161)		21,650,167

RIGHTS — 0.0%

Financials — 0.0%
Zhengqi Financial Holding Corp.*, expires 12/31/49 (b) (Cost $0)	2,516	0

EXCHANGE-TRADED FUNDS — 39.9%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF*(a)(c)	75,659	1,923,191
Xtrackers MSCI China A Inclusion Equity ETF (a)(c)	643,260	12,717,250

TOTAL EXCHANGE-TRADED FUNDS (Cost $15,859,258)		14,640,441

SECURITIES LENDING COLLATERAL — 6.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.53% (d)(e) (Cost $2,248,403)	2,248,403	2,248,403

CASH EQUIVALENTS — 0.4%
DWS Government Money Market Series “Institutional Shares”, 1.58% (d) (Cost $135,670)	135,670	135,670

TOTAL INVESTMENTS — 105.5% (Cost $40,517,492)		$38,674,681
Other assets and liabilities, net — (5.5%)		(2,021,748)

NET ASSETS — 100.0%		$36,652,933

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All China Equity ETF (Continued)

November 30, 2019 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2019 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2019	Value ($) at 11/30/2019
EXCHANGE-TRADED FUNDS — 39.9%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF*(a)(c)
12,298,745	619,797		(10,848,653)	(1,639,398)	1,492,700	—	—	75,659	1,923,191
Xtrackers MSCI China A Inclusion Equity ETF (a)(c)
78,137,782	3,656,304		(70,558,743)	(5,894,975)	7,376,882	—	—	643,260	12,717,250

SECURITIES LENDING COLLATERAL — 6.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.53% (d)(e)
2,132,624	115,779	(f)	—	—	—	16,078	—	2,248,403	2,248,403

CASH EQUIVALENTS — 0.4%
DWS Government Money Market Series “Institutional Shares”, 1.58% (d)
—	4,622,180		(4,486,510)	—	—	3,856	—	135,670	135,670

92,569,151	9,014,060		(85,893,906)	(7,534,373)	8,869,582	19,934	—	3,102,992	17,024,514

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2019 amounted to $2,563,415, which is 7.0% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund advised by DBX Advisors LLC.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $415,507.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2019.

ADR:	American Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At November 30, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
MSCI China Free Index Futures	USD	8	$333,360	$338,920	12/20/2019	$5,560

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All China Equity ETF (Continued)

November 30, 2019 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$21,332,108	$—	$318,059	$21,650,167
Rights	—	—	0	0
Exchange-Traded Funds	14,640,441	—	—	14,640,441
Short-Term Investments (g)	2,384,073	—	—	2,384,073
Derivatives (h)
Futures Contracts	5,560	—	—	5,560

TOTAL	$38,362,182	$—	$318,059	$38,680,241

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI China A Inclusion Equity ETF

November 30, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.9%
Communication Services — 2.4%
Beijing Enlight Media Co. Ltd., Class A	11,000	$15,569
China Film Co. Ltd., Class A	7,800	15,655
China South Publishing & Media Group Co. Ltd., Class A	8,700	14,331
China United Network Communications Ltd., Class A	119,300	96,900
Chinese Universe Publishing and Media Group Co. Ltd., Class A	6,700	11,380
CITIC Guoan Information Industry Co. Ltd., Class A*	10,300	4,879
Focus Media Information Technology Co. Ltd., Class A	56,823	45,265
G-bits Network Technology Xiamen Co. Ltd., Class A	300	12,515
Giant Network Group Co. Ltd., Class A	6,800	17,121
Mango Excellent Media Co. Ltd., Class A*	6,000	25,997
NanJi E-Commerce Co. Ltd., Class A*	9,000	14,198
Oriental Pearl Group Co. Ltd., Class A	12,397	15,554
Perfect World Co. Ltd., Class A	5,200	25,519
Wanda Film Holding Co. Ltd., Class A*	7,400	15,011
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	8,200	25,300
Youzu Interactive Co. Ltd., Class A*	3,200	7,115

		362,309

Consumer Discretionary — 6.7%
BAIC BluePark New Energy Technology Co. Ltd., Class A*	12,000	8,893
BTG Hotels Group Co. Ltd., Class A	3,500	8,852
BYD Co. Ltd., Class A	6,898	42,576
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	1,000	11,949
China Grand Automotive Services Group Co. Ltd., Class A	39,391	18,715
China International Travel Service Corp. Ltd., Class A	7,543	89,916
China Shipbuilding Industry Group Power Co. Ltd., Class A*	6,439	20,123
Chongqing Changan Automobile Co. Ltd., Class A	14,900	18,058
Fuyao Glass Industry Group Co. Ltd., Class A	7,509	23,745
Gree Electric Appliances, Inc. of Zhuhai, Class A	11,600	95,226
Guangzhou Automobile Group Co. Ltd., Class A	11,460	19,252
Haier Smart Home Co. Ltd., Class A	23,500	57,029
Hangzhou Robam Appliances Co. Ltd., Class A	3,500	14,787
HLA Corp. Ltd., Class A	14,500	15,841
Huayu Automotive Systems Co. Ltd., Class A	12,200	44,983
Liaoning Cheng Da Co. Ltd., Class A*	7,000	14,418
Midea Group Co. Ltd., Class A	13,362	103,209
NavInfo Co. Ltd., Class A	7,400	16,979

	Number of Shares	Value
Consumer Discretionary (Continued)
Ningbo Joyson Electronic Corp., Class A*	4,200	$9,141
Oppein Home Group, Inc., Class A	1,300	18,307
SAIC Motor Corp. Ltd., Class A	29,727	98,316
Shandong Linglong Tyre Co. Ltd., Class A	5,800	16,930
Shanghai Jinjiang International Hotels Co. Ltd., Class A	2,100	7,193
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	11,100	11,763
Shenzhen Overseas Chinese Town Co. Ltd., Class A	31,300	30,677
Songcheng Performance Development Co. Ltd., Class A	5,591	21,744
Suning.com Co. Ltd., Class A	35,564	49,831
Suofeiya Home Collection Co. Ltd., Class A	2,900	7,227
TCL Corp., Class A	52,500	28,677
Visual China Group Co. Ltd., Class A	2,500	7,073
Wanxiang Qianchao Co. Ltd., Class A	12,700	9,177
Weifu High-Technology Group Co. Ltd., Class A	3,900	10,319
Wuchan Zhongda Group Co. Ltd., Class A	14,700	10,623
Zhejiang Semir Garment Co. Ltd., Class A	5,400	7,205
Zhejiang Supor Co. Ltd., Class A	2,000	20,427
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	7,000	6,771

		995,952

Consumer Staples — 14.6%
Angel Yeast Co. Ltd., Class A	3,100	13,348
Anhui Gujing Distillery Co. Ltd., Class A	1,500	23,079
Anhui Kouzi Distillery Co. Ltd., Class A	2,300	17,618
Beijing Dabeinong Technology Group Co. Ltd., Class A	20,800	12,841
Beijing Shunxin Agriculture Co. Ltd., Class A	2,800	19,935
Beijing Yanjing Brewery Co. Ltd., Class A	10,400	9,054
By-health Co. Ltd., Class A	5,700	11,854
Chongqing Brewery Co. Ltd., Class A	1,800	12,464
Chongqing Fuling Zhacai Group Co. Ltd., Class A	2,900	10,074
Foshan Haitian Flavouring & Food Co. Ltd., Class A	8,726	132,790
Fujian Sunner Development Co. Ltd., Class A	3,900	13,181
Guangdong Haid Group Co. Ltd., Class A	6,000	26,202
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	3,900	16,249
Heilongjiang Agriculture Co. Ltd., Class A	6,100	8,052
Henan Shuanghui Investment & Development Co. Ltd., Class A	10,600	46,728
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	23,513	97,297
Jiangsu King’s Luck Brewery JSC Ltd., Class A	4,800	20,607
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	5,824	81,346
Jiangxi Zhengbang Technology Co. Ltd., Class A	9,300	19,341

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI China A Inclusion Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
Consumer Staples (Continued)
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	3,000	$19,263
Juewei Food Co. Ltd., Class A	2,100	13,069
Kweichow Moutai Co. Ltd., Class A	4,800	770,873
Laobaixing Pharmacy Chain JSC, Class A	1,000	9,730
Luzhou Laojiao Co. Ltd., Class A	5,706	66,354
Muyuan Foodstuff Co. Ltd., Class A	6,710	82,850
New Hope Liuhe Co. Ltd., Class A	16,372	47,905
Shanghai Jahwa United Co. Ltd., Class A	2,400	10,242
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	3,410	43,336
Sichuan Swellfun Co. Ltd., Class A	1,800	14,433
Tech-Bank Food Co. Ltd., Class A*	4,400	8,024
Toly Bread Co. Ltd., Class A	2,000	12,342
Tongwei Co. Ltd., Class A	15,000	27,952
Tsingtao Brewery Co. Ltd., Class A	2,700	19,469
Wens Foodstuffs Group Co. Ltd., Class A	20,487	104,330
Wuliangye Yibin Co. Ltd., Class A	14,954	271,322
Yifeng Pharmacy Chain Co. Ltd., Class A	1,400	15,223
Yonghui Superstores Co. Ltd., Class A	36,766	38,858
Yuan Longping High-tech Agriculture Co. Ltd., Class A	4,600	8,343

		2,175,978

Energy — 2.3%
China Merchants Energy Shipping Co. Ltd., Class A	23,100	19,518
China Petroleum & Chemical Corp., Class A	96,650	68,604
China Shenhua Energy Co. Ltd., Class A	16,800	41,128
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	9,700	7,934
Guanghui Energy Co. Ltd., Class A	32,800	15,164
Offshore Oil Engineering Co. Ltd., Class A	17,100	16,978
PetroChina Co. Ltd., Class A	60,935	48,454
Shaanxi Coal Industry Co. Ltd., Class A	31,799	38,358
Shandong Xinchao Energy Corp. Ltd., Class A*	21,200	6,122
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	14,400	14,175
Shanxi Meijin Energy Co. Ltd., Class A*	15,600	18,463
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	11,000	9,044
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	3,600	16,238
Yanzhou Coal Mining Co. Ltd., Class A	12,000	16,029

		336,209

Financials — 26.4%
Agricultural Bank of China Ltd., Class A	286,317	147,436
Anxin Trust Co. Ltd., Class A*	18,600	10,530
Avic Capital Co. Ltd., Class A	33,310	21,512
Bank of Beijing Co. Ltd., Class A	80,614	63,758
Bank of Chengdu Co. Ltd., Class A	13,650	16,582
Bank of China Ltd., Class A	134,512	69,457
Bank of Communications Co. Ltd., Class A	150,538	117,990
Bank of Guiyang Co. Ltd., Class A	15,280	20,018
Bank of Hangzhou Co. Ltd., Class A	19,740	24,458

	Number of Shares	Value
Financials (Continued)
Bank of Jiangsu Co. Ltd., Class A	44,261	$43,443
Bank of Nanjing Co. Ltd., Class A	32,500	38,233
Bank of Ningbo Co. Ltd., Class A	21,850	82,614
Bank of Shanghai Co. Ltd., Class A	54,535	71,292
Bohai Leasing Co. Ltd., Class A*	20,700	10,070
Caitong Securities Co. Ltd., Class A	13,600	18,456
Changjiang Securities Co. Ltd., Class A	21,000	18,640
China CITIC Bank Corp. Ltd., Class A	21,300	18,179
China Construction Bank Corp., Class A	36,700	37,066
China Everbright Bank Co. Ltd., Class A	152,931	89,845
China Life Insurance Co. Ltd., Class A	10,814	50,471
China Merchants Bank Co. Ltd., Class A	79,443	407,162
China Merchants Securities Co. Ltd., Class A	21,832	51,180
China Minsheng Banking Corp. Ltd., Class A	135,871	119,250
China Pacific Insurance Group Co. Ltd., Class A	24,177	117,791
CITIC Securities Co. Ltd., Class A	37,755	114,984
CSC Financial Co. Ltd., Class A	10,600	33,760
Dongxing Securities Co. Ltd., Class A	12,800	19,719
East Money Information Co. Ltd., Class A	25,800	50,830
Everbright Securities Co. Ltd., Class A	14,837	23,659
First Capital Securities Co. Ltd., Class A	14,300	14,626
Founder Securities Co. Ltd., Class A	31,600	30,072
GF Securities Co. Ltd., Class A*	22,500	42,696
Guosen Securities Co. Ltd., Class A	15,700	25,370
Guotai Junan Securities Co. Ltd., Class A	28,651	68,103
Guoyuan Securities Co. Ltd., Class A	12,700	15,103
Haitong Securities Co. Ltd., Class A	31,114	60,812
Hithink RoyalFlush Information Network Co. Ltd., Class A	2,100	27,255
Huaan Securities Co. Ltd., Class A	17,500	14,886
Huatai Securities Co. Ltd., Class A	28,180	68,025
Huaxi Securities Co. Ltd., Class A	12,600	16,938
Huaxia Bank Co. Ltd., Class A	48,798	51,575
Hubei Biocause Pharmaceutical Co. Ltd., Class A	22,100	21,063
Industrial & Commercial Bank of China Ltd., Class A	207,333	170,763
Industrial Bank Co. Ltd., Class A	79,985	214,926
Industrial Securities Co. Ltd., Class A	25,500	22,453
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	9,900	11,379
Nanjing Securities Co. Ltd., Class A	12,300	13,420
New China Life Insurance Co. Ltd., Class A	7,964	50,435
Northeast Securities Co. Ltd., Class A	7,100	7,908
Orient Securities Co. Ltd., Class A	22,751	31,457
Pacific Securities Co. Ltd., Class A*	24,900	11,547
Ping An Bank Co. Ltd., Class A	66,066	143,692
Ping An Insurance Group Co. of China Ltd., Class A	41,709	496,121
SDIC Capital Co. Ltd., Class A	13,500	22,948
Sealand Securities Co. Ltd., Class A	15,200	10,011
Shanghai AJ Group Co. Ltd., Class A	5,200	6,391
Shanghai Pudong Development Bank Co. Ltd., Class A	112,827	191,149

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI China A Inclusion Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
Financials (Continued)
Shanxi Securities Co. Ltd., Class A	14,500	$15,346
Shenwan Hongyuan Group Co. Ltd., Class A	86,195	58,363
Sinolink Securities Co. Ltd., Class A	13,400	15,668
SooChow Securities Co. Ltd., Class A	10,700	12,983
Southwest Securities Co. Ltd., Class A	24,300	14,967
Western Securities Co. Ltd., Class A	15,300	19,196
Zheshang Securities Co. Ltd., Class A	9,100	10,835

		3,916,867

Health Care — 8.8%
Aier Eye Hospital Group Co. Ltd., Class A	12,104	68,733
Asymchem Laboratories Tianjin Co. Ltd., Class A	900	15,747
Autobio Diagnostics Co. Ltd., Class A	1,100	16,035
Beijing SL Pharmaceutical Co. Ltd., Class A	3,100	5,512
Beijing Tiantan Biological Products Corp. Ltd., Class A	4,000	15,033
Beijing Tongrentang Co. Ltd., Class A	5,400	20,433
Betta Pharmaceuticals Co. Ltd., Class A	1,500	14,260
BGI Genomics Co. Ltd., Class A	1,500	12,651
Changchun High & New Technology Industry Group, Inc., Class A	600	37,468
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	2,700	15,278
China National Accord Medicines Corp. Ltd., Class A	1,200	7,444
China National Medicines Corp. Ltd., Class A	2,600	9,035
China Reform Health Management and Services Group Co. Ltd., Class A*	3,300	7,910
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	3,200	5,635
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	4,175	17,454
Chongqing Zhifei Biological Products Co. Ltd., Class A	5,200	32,768
Dong-E-E-Jiao Co. Ltd., Class A	2,500	11,974
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	5,500	26,006
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	1,800	12,444
Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	4,900	5,778
Hangzhou Tigermed Consulting Co. Ltd., Class A	2,950	26,353
Huadong Medicine Co. Ltd., Class A	6,760	23,655
Hualan Biological Engineering, Inc., Class A	5,300	25,226
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	2,800	8,970
Jafron Biomedical Co. Ltd., Class A	1,600	15,950
Jiangsu Hengrui Medicine Co. Ltd., Class A	17,112	209,094
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	3,300	9,168

	Number of Shares	Value
Health Care (Continued)
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	3,200	$7,033
Jinyu Bio-Technology Co. Ltd., Class A	4,200	11,226
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	7,200	10,058
Jointown Pharmaceutical Group Co. Ltd., Class A	7,200	13,837
Lepu Medical Technology Beijing Co. Ltd., Class A	6,900	31,673
Livzon Pharmaceutical Group, Inc., Class A	2,300	10,211
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	14,432	30,363
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	2,300	12,318
Ovctek China, Inc., Class A	1,500	10,370
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	5,938	17,400
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	7,800	27,905
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	7,500	18,980
Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	3,800	9,330
Shenzhen Kangtai Biological Products Co. Ltd., Class A	2,500	27,180
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,600	40,899
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	4,400	11,617
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	3,700	5,942
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	5,500	18,167
Tasly Pharmaceutical Group Co. Ltd., Class A	7,720	16,758
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	7,800	14,724
Topchoice Medical Corp., Class A*	1,200	17,678
Walvax Biotechnology Co. Ltd., Class A	6,000	25,775
Winning Health Technology Group Co. Ltd., Class A	6,100	13,215
WuXi AppTec Co. Ltd., Class A	5,700	71,344
Yifan Pharmaceutical Co. Ltd., Class A	4,500	8,904
Yunnan Baiyao Group Co. Ltd., Class A	4,870	60,893
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	2,296	32,588
Zhejiang Conba Pharmaceutical Co. Ltd., Class A	9,800	8,685
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A*	5,000	13,357
Zhejiang NHU Co. Ltd., Class A	8,100	24,542
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	2,000	13,064

		1,312,050

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI China A Inclusion Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
Industrials — 12.6%
AECC Aero-Engine Control Co. Ltd., Class A	3,700	$6,742
AECC Aviation Power Co. Ltd., Class A	9,900	28,560
Air China Ltd., Class A	15,300	18,391
AVIC Aircraft Co. Ltd., Class A	10,700	24,201
AVIC Electromechanical Systems Co. Ltd., Class A	12,400	11,271
AVIC Shenyang Aircraft Co. Ltd., Class A*	4,700	18,793
AVICOPTER PLC, Class A	2,100	13,592
Beijing New Building Materials PLC, Class A	6,300	20,002
Beijing Originwater Technology Co. Ltd., Class A	11,000	11,751
Centre Testing International Group Co. Ltd., Class A	6,300	12,170
China Aerospace Times Electronics Co. Ltd., Class A*	6,100	5,085
China Avionics Systems Co. Ltd., Class A	6,900	13,427
China Communications Construction Co. Ltd., Class A	9,900	12,674
China Eastern Airlines Corp. Ltd., Class A*	35,600	25,928
China Gezhouba Group Co. Ltd., Class A	21,700	18,984
China International Marine Containers Group Co. Ltd., Class A	5,232	7,175
China Meheco Co. Ltd., Class A	2,600	4,634
China National Chemical Engineering Co. Ltd., Class A	18,500	16,395
China Railway Construction Corp. Ltd., Class A	43,894	60,378
China Railway Group Ltd., Class A	70,600	56,742
China Railway Hi-tech Industry Co. Ltd., Class A	7,100	10,170
China Shipbuilding Industry Co. Ltd., Class A	88,200	66,245
China Southern Airlines Co. Ltd., Class A	32,700	30,747
China Spacesat Co. Ltd., Class A	5,600	16,139
China State Construction Engineering Corp. Ltd., Class A	161,011	117,037
Contemporary Amperex Technology Co. Ltd., Class A	8,400	104,445
COSCO SHIPPING Development Co. Ltd., Class A	36,400	12,945
COSCO SHIPPING Holdings Co. Ltd., Class A*	30,500	20,521
CRRC Corp. Ltd., Class A	92,844	92,052
Dalian Port PDA Co. Ltd., Class A	15,600	4,438
Daqin Railway Co. Ltd., Class A	57,213	64,538
Dongfang Electric Corp. Ltd., Class A	13,800	17,451
Eve Energy Co. Ltd., Class A*	3,700	23,569
Fangda Carbon New Material Co. Ltd., Class A*	10,181	15,612
Guangshen Railway Co. Ltd., Class A	29,000	12,211
Guangzhou Baiyun International Airport Co. Ltd., Class A	7,800	18,529
Guoxuan High-Tech Co. Ltd., Class A	3,600	6,166
Hefei Meiya Optoelectronic Technology, Inc., Class A	2,500	13,268

	Number of Shares	Value
Industrials (Continued)
Hongfa Technology Co. Ltd., Class A	2,700	$11,150
Inner Mongolia First Machinery Group Co. Ltd., Class A	5,400	7,612
Jiangsu Hengli Hydraulic Co. Ltd., Class A	3,300	20,476
Jiangsu Zhongtian Technology Co. Ltd., Class A	10,000	11,522
Juneyao Airlines Co. Ltd., Class A*	5,900	11,733
Metallurgical Corp. of China Ltd., Class A	66,214	25,242
NARI Technology Co. Ltd., Class A	17,800	58,135
Ningbo Zhoushan Port Co. Ltd., Class A	36,800	18,950
Power Construction Corp. of China Ltd., Class A	47,500	27,568
Sany Heavy Industry Co. Ltd., Class A	32,450	66,839
SF Holding Co. Ltd., Class A	5,600	30,231
Shanghai Construction Group Co. Ltd., Class A	37,000	18,316
Shanghai Electric Group Co. Ltd., Class A	30,300	20,171
Shanghai International Airport Co. Ltd., Class A	3,695	39,489
Shanghai International Port Group Co. Ltd., Class A	32,600	25,830
Shanghai M&G Stationery, Inc., Class A	3,500	22,867
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A	2,800	6,046
Shanghai Tunnel Engineering Co. Ltd., Class A	16,200	13,550
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	2,800	6,592
Shenzhen Airport Co. Ltd., Class A	7,300	9,803
Shenzhen Inovance Technology Co. Ltd., Class A	6,500	24,290
Siasun Robot & Automation Co. Ltd., Class A*	4,900	9,389
Sinochem International Corp., Class A	6,500	4,651
Sinotrans Ltd., Class A	15,100	8,828
Spring Airlines Co. Ltd., Class A	3,598	20,621
Sunwoda Electronic Co. Ltd., Class A	5,700	14,246
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	12,800	14,657
TangShan Port Group Co. Ltd., Class A	12,400	4,463
TBEA Co. Ltd., Class A	18,081	16,692
Tian Di Science & Technology Co. Ltd., Class A	10,200	4,367
Tus Environmental Science And Technology Development Co. Ltd., Class A	7,300	8,889
Weichai Power Co. Ltd., Class A	23,300	43,717
XCMG Construction Machinery Co. Ltd., Class A	30,349	19,772
Xiamen C & D, Inc., Class A	13,300	15,135
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	13,243	21,833
Yunda Holding Co. Ltd., Class A	6,800	28,119
Zhejiang Chint Electrics Co. Ltd., Class A	8,217	27,912
Zhejiang Dingli Machinery Co. Ltd., Class A	1,300	11,998
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	10,300	21,640

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI China A Inclusion Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
Zhejiang Weixing New Building Materials Co. Ltd., Class A	5,700	$9,908
Zhengzhou Yutong Bus Co. Ltd., Class A	9,600	19,159
Zhongji Innolight Co. Ltd., Class A	2,200	13,770
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	25,150	21,286

		1,870,442

Information Technology — 11.2%
360 Security Technology, Inc., Class A	6,600	19,472
Accelink Technologies Co. Ltd., Class A	2,300	9,128
Aisino Corp., Class A	7,096	20,844
AVIC Jonhon Optronic Technology Co. Ltd., Class A	4,000	21,918
Beijing Shiji Information Technology Co. Ltd., Class A	3,400	17,455
Beijing Sinnet Technology Co. Ltd., Class A	5,600	15,255
BOE Technology Group Co. Ltd., Class A	130,402	72,343
Chaozhou Three-Circle Group Co. Ltd., Class A	8,358	22,256
China Greatwall Technology Group Co. Ltd., Class A	11,300	23,870
China National Software & Service Co. Ltd., Class A	1,800	17,355
China TransInfo Technology Co. Ltd., Class A	5,300	12,651
Dawning Information Industry Co. Ltd., Class A	3,300	15,946
DHC Software Co. Ltd., Class A	12,000	15,653
Fiberhome Telecommunication Technologies Co. Ltd., Class A	4,100	14,510
Foxconn Industrial Internet Co. Ltd., Class A	15,200	36,022
GCL System Integration Technology Co. Ltd., Class A*	19,100	16,682
Gigadevice Semiconductor Beijing, Inc., Class A	1,300	30,586
Glodon Co. Ltd., Class A	4,200	19,728
GoerTek, Inc., Class A	12,577	34,690
GRG Banking Equipment Co. Ltd., Class A	8,700	9,702
Guangdong LY Intelligent Manufacturing Co. Ltd., Class A*	21,900	32,617
Guangzhou Haige Communications Group, Inc. Co., Class A	11,100	16,216
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	36,000	160,849
Hangzhou Silan Microelectronics Co. Ltd., Class A	5,100	10,614
Hengtong Optic-electric Co. Ltd., Class A	7,300	16,075
Holitech Technology Co. Ltd., Class A	10,900	7,566
Hubei Kaile Science & Technology Co. Ltd., Class A	3,200	5,544
Hundsun Technologies, Inc., Class A	3,080	31,900
Hytera Communications Corp. Ltd., Class A	6,200	7,832
Iflytek Co. Ltd., Class A	8,434	39,543

	Number of Shares	Value
Information Technology (Continued)
Inspur Electronic Information Industry Co. Ltd., Class A	4,900	$20,869
JCET Group Co. Ltd., Class A*	6,100	17,979
Lens Technology Co. Ltd., Class A	12,600	22,996
Leyard Optoelectronic Co. Ltd., Class A	8,200	7,302
LONGi Green Energy Technology Co. Ltd., Class A	14,010	47,531
Luxshare Precision Industry Co. Ltd., Class A	20,711	100,256
NAURA Technology Group Co. Ltd., Class A	1,700	18,910
Newland Digital Technology Co. Ltd., Class A	2,900	6,167
Ninestar Corp., Class A	4,100	16,505
OFILM Group Co. Ltd., Class A*	10,500	18,864
Sanan Optoelectronics Co. Ltd., Class A	15,679	37,090
Sangfor Technologies, Inc., Class A	1,300	21,007
Shanghai 2345 Network Holding Group Co. Ltd., Class A	28,846	12,392
Shanghai Baosight Software Co. Ltd., Class A	3,100	15,231
Shengyi Technology Co. Ltd., Class A	8,700	28,353
Shennan Circuits Co. Ltd., Class A	1,300	27,015
Shenzhen Goodix Technology Co. Ltd., Class A	1,500	41,416
Shenzhen Kingdom Sci-Tech Co. Ltd., Class A*	3,300	8,670
Shenzhen Sunway Communication Co. Ltd., Class A*	3,700	20,758
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	6,200	16,845
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	10,500	15,100
Tianma Microelectronics Co. Ltd., Class A	7,600	16,573
Tunghsu Optoelectronic Technology Co. Ltd., Class A (a)	27,000	18,435
Unigroup Guoxin Microelectronics Co. Ltd., Class A	2,200	14,020
Unisplendour Corp. Ltd., Class A	6,320	24,318
Universal Scientific Industrial Shanghai Co. Ltd., Class A	5,300	12,168
Venustech Group, Inc., Class A	3,300	14,458
Visionox Technology, Inc., Class A*	5,100	11,847
Wangsu Science & Technology Co. Ltd., Class A	12,000	15,090
Westone Information Industry, Inc., Class A	3,100	10,482
Will Semiconductor Ltd., Class A	2,200	39,181
Wuhan Guide Infrared Co. Ltd., Class A	3,500	9,818
WUS Printed Circuit Kunshan Co. Ltd., Class A	6,600	21,114
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	4,200	22,583
Yealink Network Technology Corp. Ltd., Class A	1,900	18,684
Yonyou Network Technology Co. Ltd., Class A	9,620	37,988

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI China A Inclusion Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
Information Technology (Continued)
Zhejiang Dahua Technology Co. Ltd., Class A	11,600	$27,952
ZTE Corp., Class A*	13,200	57,664

		1,668,453

Materials — 7.6%
Aluminum Corp. of China Ltd., Class A*	49,808	23,239
Angang Steel Co. Ltd., Class A	27,490	12,318
Anhui Conch Cement Co. Ltd., Class A	15,564	101,399
Baoshan Iron & Steel Co. Ltd., Class A	70,857	55,134
BBMG Corp., Class A	31,700	14,745
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	5,600	19,118
Beijing Sanju Environmental Protection and New Material Co. Ltd., Class A	7,800	6,569
China Jushi Co. Ltd., Class A	12,800	16,442
China Molybdenum Co. Ltd., Class A	67,500	34,182
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	13,993	19,785
Ganfeng Lithium Co. Ltd., Class A	5,300	20,921
GEM Co. Ltd., Class A	11,800	6,798
Guangdong HEC Technology Holding Co. Ltd., Class A	11,300	14,210
Hengli Petrochemical Co. Ltd., Class A	22,520	44,944
Hengyi Petrochemical Co. Ltd., Class A	10,900	21,599
Hesteel Co. Ltd., Class A	52,000	18,640
Huaxin Cement Co. Ltd., Class A	5,100	15,989
Hunan Valin Steel Co. Ltd., Class A*	15,000	9,623
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	174,900	31,845
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A*	40,995	17,611
Jiangsu Yangnong Chemical Co. Ltd., Class A	1,100	8,794
Jiangxi Copper Co. Ltd., Class A	10,044	20,131
Jinduicheng Molybdenum Co. Ltd., Class A	12,900	13,175
Lomon Billions Group Co. Ltd., Class A	7,000	12,945
Luxi Chemical Group Co. Ltd., Class A	5,000	6,529
Maanshan Iron & Steel Co. Ltd., Class A	29,100	11,383
Nanjing Iron & Steel Co. Ltd., Class A	13,100	6,149
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	30,200	11,986
Rongsheng Petro Chemical Co. Ltd., Class A	18,352	31,718
Sansteel Minguang Co. Ltd. Fujian, Class A	8,700	10,445
Shandong Gold Mining Co. Ltd., Class A	9,967	42,661
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	5,900	14,016
Shandong Nanshan Aluminum Co. Ltd., Class A	31,600	9,709
Shandong Sinocera Functional Material Co. Ltd., Class A	3,700	11,463
Shandong Sun Paper Industry JSC Ltd., Class A	9,600	12,331

	Number of Shares	Value
Materials (Continued)
Shanxi Taigang Stainless Steel Co. Ltd., Class A	19,100	$10,678
Shanying International Holding Co. Ltd., Class A*	13,500	6,241
Shenghe Resources Holding Co. Ltd., Class A	6,300	7,295
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	17,200	9,738
Sichuan Hebang Biotechnology Co. Ltd., Class A*	25,800	5,322
Sinopec Shanghai Petrochemical Co. Ltd., Class A	30,270	16,836
Tangshan Jidong Cement Co. Ltd., Class A	4,900	10,365
Tianqi Lithium Corp., Class A	4,300	18,271
Tongkun Group Co. Ltd., Class A	6,400	11,653
Tongling Nonferrous Metals Group Co. Ltd., Class A	51,200	15,513
Transfar Zhilian Co. Ltd., Class A	16,490	16,162
Wanhua Chemical Group Co. Ltd., Class A	12,100	83,324
Weihai Guangwei Composites Co. Ltd., Class A	1,900	10,151
Western Mining Co. Ltd., Class A*	5,800	4,480
Xiamen Tungsten Co. Ltd., Class A	4,800	8,269
Xinjiang Zhongtai Chemical Co. Ltd., Class A	5,700	5,270
Xinxing Ductile Iron Pipes Co. Ltd., Class A	9,800	5,548
Xinyu Iron & Steel Co. Ltd., Class A	10,800	7,374
Yintai Gold Co. Ltd., Class A	7,600	13,049
Yunnan Energy New Material Co. Ltd.	2,600	15,275
Yunnan Tin Co. Ltd., Class A*	5,100	7,001
Zhejiang Huayou Cobalt Co. Ltd., Class A	4,032	17,487
Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	5,000	6,494
Zhejiang Juhua Co. Ltd., Class A	9,600	8,986
Zhejiang Longsheng Group Co. Ltd., Class A	12,500	23,418
Zhongjin Gold Corp. Ltd., Class A	15,200	16,951
Zijin Mining Group Co. Ltd., Class A	74,897	37,928

		1,127,625

Real Estate — 4.4%
Beijing Capital Development Co. Ltd., Class A	8,800	9,601
China Enterprise Co. Ltd., Class A	14,100	8,705
China Fortune Land Development Co. Ltd., Class A	11,540	45,848
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	30,415	78,353
China Vanke Co. Ltd., Class A	37,396	147,351
Financial Street Holdings Co. Ltd., Class A	14,300	15,724
Gemdale Corp., Class A	17,422	29,491
Grandjoy Holdings Group Co. Ltd., Class A	11,900	11,663

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI China A Inclusion Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
Real Estate (Continued)
Greenland Holdings Corp. Ltd., Class A	30,973	$28,858
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	13,600	15,709
Jinke Properties Group Co. Ltd., Class A	20,700	19,346
Oceanwide Holdings Co. Ltd., Class A	18,000	10,831
Poly Developments and Holdings Group Co. Ltd., Class A	45,773	93,956
RiseSun Real Estate Development Co. Ltd., Class A	16,700	20,501
Seazen Holdings Co. Ltd., Class A	8,713	40,467
Shanghai Lingang Holdings Corp. Ltd., Class A	3,300	10,914
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	4,300	8,698
Sichuan Languang Development Co. Ltd., Class A	10,500	9,888
Tahoe Group Co. Ltd., Class A	8,600	6,924
Xinhu Zhongbao Co. Ltd., Class A	33,200	17,568
Yango Group Co. Ltd., Class A	14,900	14,667
Zhejiang China Commodities City Group Co. Ltd., Class A	24,100	13,061

		658,124

Utilities — 2.9%
Chengdu Xingrong Environment Co. Ltd., Class A	7,200	4,619
China National Nuclear Power Co. Ltd., Class A	49,184	34,002
China Yangtze Power Co. Ltd., Class A	84,800	218,696
GD Power Development Co. Ltd., Class A	74,800	24,047
Huadian Power International Corp. Ltd., Class A	24,000	12,666

	Number of Shares	Value
Utilities (Continued)
Huaneng Power International, Inc., Class A	17,800	$15,167
Hubei Energy Group Co. Ltd., Class A	21,300	12,513
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	19,300	7,111
SDIC Power Holdings Co. Ltd., Class A	26,195	31,188
Shanghai Electric Power Co. Ltd., Class A	8,700	9,121
Shenergy Co. Ltd., Class A	22,100	18,642
Shenzhen Energy Group Co. Ltd., Class A	15,800	13,530
Sichuan Chuantou Energy Co. Ltd., Class A	17,100	23,230

		424,532

TOTAL COMMON STOCKS (Cost $13,529,780)		14,848,541

EXCHANGE-TRADED FUNDS — 0.0%
Xtrackers Harvest CSI 300 China A-Shares ETF*(b) (Cost $2,200)	100	2,758

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 1.58% (c) (Cost $13,058)	13,058	13,058

TOTAL INVESTMENTS — 100.0% (Cost $13,545,038)		$14,864,357
Other assets and liabilities, net — 0.0%		(7,356)

NET ASSETS — 100.0%		$14,857,001

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2019 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2019	Value ($) at 11/30/2019
EXCHANGE-TRADED FUNDS — 0.0%
Xtrackers Harvest CSI 300 China A-Shares ETF*(b)
6,530	—	(4,250)		949	(471)	—	—	100	2,758

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.53% (c)(d)
6,352	—	(6,352	)(e)	—	—	45	—	—	—

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 1.58% (c)
501,496	68,905,287	(69,393,725)		—	—	18,527	—	13,058	13,058

514,378	68,905,287	(69,404,327)		949	(471)	18,572	—	13,158	15,816

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)	Affiliated fund advised by DBX Advisors LLC.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2019.

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI China A Inclusion Equity ETF (Continued)

November 30, 2019 (Unaudited)

JSC	Joint Stock Company

At November 30, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
SGX FTSE China A50 Index Futures	USD	1	$13,841	$13,580	12/30/2019	$(261)

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$14,830,106	$—	$18,435	$14,848,541
Exchange-Traded Funds	2,758	—	—	2,758
Short-Term Investments (f)	13,058	—	—	13,058

TOTAL	$14,845,922	$—	$18,435	$14,864,357

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Futures Contracts	$(261)	$—	$—	$(261)

TOTAL	$(261)	$—	$—	$(261)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the period ended November 30, 2019, the amount of transfers from Level 1 to Level 3 was $112,503. The investments were transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity.

See Notes to Financial Statements.	32

DBX ETF Trust

Statements of Assets and Liabilities

November 30, 2019 (Unaudited)

	Xtrackers Harvest CSI 300 China A-Shares ETF		Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF		Xtrackers MSCI All China Equity ETF	Xtrackers MSCI China A Inclusion Equity ETF
Assets
Investment in non-affiliated securities at value	$1,625,806,499		$38,230,907		$21,650,167	$14,848,541
Investment in affiliated securities at value	—		—		14,640,441	2,758
Investment in DWS Government Money Market Series	—		—		135,670	13,058
Investment in DWS Government & Agency Securities Portfolio*	—		—		2,248,403	—
Cash	—		—		7,186	—
Foreign currency at value	64,149,328	†	7,865,452	†	207,449	—
Deposit with broker for futures contracts	—		—		29,708	880
Receivables:
Investment securities sold	—		—		1,665,486	—
Capital shares	394,141		10,119		—	—
Dividends	—		—		7,122	—
Interest	—		—		199	25
Securities lending income	—		—		4,055	1

Total assets	$1,690,349,968		$46,106,478		$40,595,886	$14,865,263

Liabilities
Due to custodian	$2,268,386		$167,400		$—	$—
Due to foreign custodian	—		—		—	658
Payable upon return of securities loaned	—		—		2,248,403	—
Payables:
Capital shares	60,466,585		7,652,063		1,680,755	—
Investment advisory fees	919,617		25,251		8,158	7,462
Variation margin on futures contracts	—		—		5,637	142

Total liabilities	63,654,588		7,844,714		3,942,953	8,262

Net Assets, at value	$1,626,695,380		$38,261,764		$36,652,933	$14,857,001

Net Assets Consist of
Paid-in capital	$1,591,653,711		$62,765,490		$60,047,972	$17,701,175
Distributable earnings (loss)	35,041,669		(24,503,726)		(23,395,039)	(2,844,174)

Net Assets, at value	$1,626,695,380		$38,261,764		$36,652,933	$14,857,001

Number of Common Shares outstanding	58,850,001		1,500,001		1,100,001	750,001

Net Asset Value	$27.64		$25.51		$33.32	$19.81

Investment in non-affiliated securities at cost	$1,412,032,070		$41,171,386		$22,274,161	$13,529,780

Investment in affiliated securities at cost	$—		$—		$15,859,258	$2,200

Value of securities loaned	$—		$—		$2,563,415	$—

Investment in DWS Government Money Market Series at cost	$—		$—		$135,670	$13,058

Investment in DWS Government & Agency Securities Portfolio at cost*	$—		$—		$2,248,403	$—

Non-cash collateral for securities on loan	$—		$—		$415,507	$—

Foreign currency at cost	$64,198,570		$7,879,723		$206,952	$—

*	Represents collateral on securities loaned.
†

Included in foreign currency at value is $40,158 and $6,995 respectively which represents foreign investor minimum settlement reserve funds required by China Securities Depository and Clearing Corporation Limited.

See Notes to Financial Statements.	33

DBX ETF Trust

Statements of Operations

For the Six Months Ended November 30, 2019 (Unaudited)

	Xtrackers Harvest CSI 300 China A-Shares ETF	Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	Xtrackers MSCI All China Equity ETF	Xtrackers MSCI China A Inclusion Equity ETF
Investment Income
Unaffiliated interest income	$3,553	$439	$—	$—
Unaffiliated dividend income*	24,797,537	505,940	730,079	430,235
Income distributions from affiliated funds	—	—	3,856	18,527
Affiliated securities lending income	—	—	16,078	45
Unaffiliated securities lending income, net of borrower rebates	—	—	9,016	—

Total investment income	24,801,090	506,379	759,029	448,807

Expenses
Investment advisory fees	5,148,931	175,231	133,630	66,015
Other expenses	114	114	57	57

Total expenses	5,149,045	175,345	133,687	66,072

Less fees waived (see note 3):
Waiver	—	—	(64,070)	(434)

Net expenses	5,149,045	175,345	69,617	65,638

Net investment income (loss)	19,652,045	331,034	689,412	383,169

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(35,709,239)	(8,362,359)	(5,335,830)	(2,009,400)
Investments in affiliates	—	—	(3,666)	949
In-kind redemptions	—	—	(4,081,414)	—
In-kind redemptions in affiliates	—	—	(7,530,707)	—
Futures contracts	—	—	14,815	51,907
Foreign currency transactions	(1,184,224)	(149,108)	5,124	(49,829)

Net realized gain (loss)	(36,893,463)	(8,511,467)	(16,931,678)	(2,006,373)
Net change in unrealized appreciation (depreciation) on:
Investments	69,953,350	6,932,104	13,226,747	3,353,651
Investments in affiliates	—	—	8,869,582	(471)
Futures contracts	—	—	6,010	414
Foreign currency translations	(123,973)	(4,142)	(457)	4

Net change in unrealized appreciation (depreciation)	69,829,377	6,927,962	22,101,882	3,353,598

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	32,935,914	(1,583,505)	5,170,204	1,347,225

Net Increase (Decrease) in Net Assets Resulting from Operations	$52,587,959	$(1,252,471)	$5,859,616	$1,730,394

* Unaffiliated foreign tax withheld	$2,758,603	$57,774	$51,140	$47,808

See Notes to Financial Statements.	34

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers Harvest CSI 300 China A-Shares ETF		Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
	For the Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	For the Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$19,652,045	$10,665,149	$331,034	$251,842
Net realized gain (loss)	(36,893,463)	(135,091,369)	(8,511,467)	(1,349,407)
Net change in net unrealized appreciation (depreciation)	69,829,377	60,377,165	6,927,962	(9,572,739)

Net increase (decrease) in net assets resulting from operations	52,587,959	(64,049,055)	(1,252,471)	(10,670,304)

Distributions to Shareholders	—	(14,203,859)	—	—

Fund Shares Transactions
Proceeds from shares sold	553,332,609	1,692,910,139	—	60,173,256
Value of shares redeemed	(427,882,239)	(851,830,790)	(34,383,071)	—

Net increase (decrease) in net assets resulting from fund share transactions	125,450,370	841,079,349	(34,383,071)	60,173,256

Total net increase (decrease) in Net Assets	178,038,329	762,826,435	(35,635,542)	49,502,952

Net Assets
Beginning of period	1,448,657,051	685,830,616	73,897,306	24,394,354

End of period	$1,626,695,380	$1,448,657,051	$38,261,764	$73,897,306

Changes in Shares Outstanding
Shares outstanding, beginning of period	55,150,001	23,200,001	2,850,001	750,001
Shares sold	19,550,000	64,000,000	—	2,100,000
Shares redeemed	(15,850,000)	(32,050,000)	(1,350,000)	—

Shares outstanding, end of period	58,850,001	55,150,001	1,500,001	2,850,001

See Notes to Financial Statements.	35

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI All China Equity ETF		Xtrackers MSCI China A Inclusion Equity ETF
	For the Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	For the Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$689,412	$1,069,662	$383,169	$252,019
Net realized gain (loss)	(16,931,678)	(948,491)	(2,006,373)	(1,747,339)
Net change in net unrealized appreciation (depreciation)	22,101,882	(23,805,345)	3,353,598	(2,385,759)

Net increase (decrease) in net assets resulting from operations	5,859,616	(23,684,174)	1,730,394	(3,881,079)

Distributions to Shareholders	—	(682,986)	—	(119,154)

Fund Shares Transactions
Proceeds from shares sold	8,833,422	387,568,698	—	137,463,454
Value of shares redeemed	(205,266,100)	(171,870,648)	(69,393,534)	(53,023,564)

Net increase (decrease) in net assets resulting from fund share transactions	(196,432,678)	215,698,050	(69,393,534)	84,439,890

Total net increase (decrease) in Net Assets	(190,573,062)	191,330,890	(67,663,140)	80,439,657

Net Assets
Beginning of period	227,225,995	35,895,105	82,520,141	2,080,484

End of period	$36,652,933	$227,225,995	$14,857,001	$82,520,141

Changes in Shares Outstanding
Shares outstanding, beginning of period	7,300,001	950,001	4,400,001	100,001
Shares sold	250,000	11,250,000	—	6,900,000
Shares redeemed	(6,450,000)	(4,900,000)	(3,650,000)	(2,600,000)

Shares outstanding, end of period	1,100,001	7,300,001	750,001	4,400,001

See Notes to Financial Statements.	36

DBX ETF Trust

Financial Highlights

Xtrackers Harvest CSI 300 China A-Shares ETF Selected Per Share Data	For the Six Months Ended 11/30/2019 (Unaudited)		Years Ended May 31,
			2019	2018	2017	2016	2015
Net Asset Value, beginning of period	$26.27		$29.56	$25.84	$23.74	$49.93	$21.98

Income (loss) from investment operations:
Net investment income (loss)(a)	0.34		0.22	0.25	0.30	0.43	0.09
Net realized and unrealized gain (loss)	1.03		(3.22)	3.73	1.97	(18.19)	27.96

Total from investment operations	1.37		(3.00)	3.98	2.27	(17.76)	28.05

Less distributions from:
Net investment income	—		—	(0.26)	(0.17)	(0.33)	(0.10)
Net realized gains	—		(0.29)	—	—	(8.10)	—

Total distributions	—		(0.29)	(0.26)	(0.17)	(8.43)	(0.10)

Net Asset Value, end of period	$27.64		$26.27	$29.56	$25.84	$23.74	$49.93

Total Return (%)	5.21	**	(10.02)	15.38	9.62	(38.10)	127.82

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	1,627		1,449	686	367	326	1,410
Ratio of expenses (%)	0.65	*	0.65	0.66	0.67	0.80	0.80
Ratio of net investment income (loss) (%)	2.48	*	0.87	0.82	1.24	1.27	0.26
Portfolio turnover rate (%)(b)	32	**	81	65	68	159	58

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF Selected Per Share Data	For the Six Months Ended 11/30/2019 (Unaudited)		Years Ended May 31,
			2019	2018	2017	2016	2015
Net Asset Value, beginning of period	$25.93		$32.53	$31.36	$33.00	$65.42	$25.70

Income (loss) from investment operations:
Net investment income (loss)(a)	0.16		0.20	0.04	(0.03)	(0.05)	(0.12)
Net realized and unrealized gain (loss)	(0.58)		(6.80)	1.13	(1.61)	(28.91)	40.05

Total from investment operations	(0.42)		(6.60)	1.17	(1.64)	(28.96)	39.93

Less distributions from:
Net investment income	—		—	—	—	(0.17)	(0.04)
Net realized gains	—		—	—	—	(3.29)	(0.17)

Total distributions	—		—	—	—	(3.46)	(0.21)

Net Asset Value, end of period	$25.51		$25.93	$32.53	$31.36	$33.00	$65.42

Total Return (%)	(1.62	)**	(20.29)	3.73	(4.97)	(45.37)	155.99

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	38		74	24	20	21	82
Ratio of expenses (%)	0.65	*	0.65	0.65	0.67	0.80	0.80
Ratio of net investment income (loss) (%)	1.23	*	0.74	0.10	(0.09)	(0.11)	(0.30)
Portfolio turnover rate (%)(b)	19	**	16	29	51	215	131

(a)	Based on average shares outstanding during the period.
(b)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	37

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI All China Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2019 (Unaudited)		Years Ended May 31,
			2019	2018	2017	2016	2015
Net Asset Value, beginning of period	$31.13		$37.78	$30.54	$28.36	$46.01	$25.51

Income (loss) from investment operations:
Net investment income (loss)(a)	0.43		0.36	0.79	0.91	2.15	0.32
Net realized and unrealized gain (loss)	1.76		(6.42)	6.75	4.26	(15.46)	20.58

Total from investment operations	2.19		(6.06)	7.54	5.17	(13.31)	20.90

Less distributions from:
Net investment income	—		(0.59)	(0.30)	(2.99)	(4.34)	(0.35)
Net realized gains	—		—	—	—	—	(0.05)

Total distributions	—		(0.59)	(0.30)	(2.99)	(4.34)	(0.40)

Net Asset Value, end of period	$33.32		$31.13	$37.78	$30.54	$28.36	$46.01

Total Return (%)(b)	7.04	**	(15.89)	24.71	20.03	(29.80)	82.48

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	37		227	36	5	7	18
Ratio of expenses before fee waiver (%)(c)	0.50	*	0.50	0.60	0.60	0.60	0.60
Ratio of expenses after fee waiver (%)(c)	0.26	*	0.28	0.36	0.35	0.26	0.26
Ratio of net investment income (loss)(%)	2.58	*	1.07	2.10	3.10	6.46	0.94
Portfolio turnover rate (%)(d)	9	**	102	3	7	36	20

Xtrackers MSCI China A Inclusion Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2019 (Unaudited)		Years Ended May 31,			Period Ended 5/31/2016(e)
			2019	2018	2017
Net Asset Value, beginning of period	$18.75		$20.80	$19.53	$21.86	$25.00

Income (loss) from investment operations:
Net investment income (loss)(a)	0.35		0.15	0.52	0.29	0.40
Net realized and unrealized gain (loss)	0.71		(2.03)	1.30	1.05	(2.80)

Total from investment operations	1.06		(1.88)	1.82	1.34	(2.40)

Less distributions from:
Net investment income	—		(0.17)	(0.55)	(2.82)	(0.74)
Net realized gains	—		—	—	(0.85)	—

Total distributions	—		(0.17)	(0.55)	(3.67)	(0.74)

Net Asset Value, end of period	$19.81		$18.75	$20.80	$19.53	$21.86

Total Return (%)(b)	5.65	**	(8.91)	9.12	6.42 (f)	(10.01	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	15		83	2	3	2
Ratio of expenses before fee waiver (%)(c)	0.60	*	0.60	0.70	0.72	1.25	***
Ratio of expenses after fee waiver (%)(c)	0.60	*	0.60	0.05	0.05	0.45	***
Ratio of net investment income (loss) (%)	3.48	*	0.75	2.38	1.41	2.92	*
Portfolio turnover rate (%)(d)	18	**	180	3	6	4	**

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)

The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.

(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(e)	For the period October 20, 2015 (commencement of operations) through May 31, 2016.
(f)	The Fund’s total return includes a reimbursement by the Advisor for a realized loss on a trade executed incorrectly, which otherwise would have reduced total return by 0.41%.
*	Annualized.
**	Not Annualized.
***	Annualized. Includes excise tax expense that is not annualized.

See Notes to Financial Statements.	38

DBX ETF Trust

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of November 30, 2019, the Trust consists of thirty-three investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers Harvest CSI 300 China A-Shares ETF
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
Xtrackers MSCI All China Equity ETF
Xtrackers MSCI China A Inclusion Equity ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group Gmbh & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers Harvest CSI 300 China A-Shares ETF	CSI 300 Index
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	CSI 500 Index
Xtrackers MSCI All China Equity ETF	MSCI China All Shares Index
Xtrackers MSCI China A Inclusion Equity ETF	MSCI China A Inclusion Index

CSI 300 Index is calculated and maintained by China Securities Index Co., Ltd. It is a modified free-float market capitalization weighted index composed of the largest and most liquid stocks in the China A-Share market. Constituent stocks for the Underlying Index must have been listed on either the Shanghai Stock Exchange or the Shenzhen Stock Exchange. The composition of the Underlying Index is reviewed every six-months.

CSI 500 Index is calculated and maintained by China Securities Index Co., Ltd. It is a modified free-float market capitalization weighted index composed of the 500 smallest and most liquid stocks in the China A-Share market. Constituent stocks for the Underlying Index must have been listed on either the Shanghai Stock Exchange or the Shenzhen Stock Exchange. The composition of the Underlying Index is reviewed every six-months.

MSCI is the creator of the MSCI China All Shares Index and the MSCI China A Inclusion Equity Index. The MSCI China All Share Index is a rules-based, free-float adjusted market capitalization index comprised of equity securities that are listed in Hong Kong, Shanghai and Shenzhen. The Underlying Index is intended to give investors a means of tracking the overall performance of equity securities that are a representative sample of the entire Chinese investment universe. The Underlying Index is comprised of A-Shares, B-Shares, H-Shares, Red chips and P chips share classes as well as securities of Chinese companies listed outside of China (e.g. American depository receipts). The Underlying Index is rebalanced on a quarterly basis.

The MSCI China A Inclusion Index is designed to track the equity market performance of China A-Shares that are accessible through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program (together “Stock Connect”). “A-Shares” are equity securities issued by companies incorporated in mainland China and are denominated in renminbi. Certain eligible A-Shares are traded on the Shanghai or Shenzhen Stock Exchanges. The Underlying Index is designed to track the inclusion of A-Shares in the MSCI Emerging Markets Index over time and is constructed by MSCI, Inc. by applying eligibility criteria for the MSCI Global Investable Market Indexes, and then excluding mid- and small-capitalization A-Shares (as determined by

39

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

MSCI), A-Shares suspended for trading for more than 50 days in the past 12 months and A-Shares that are not accessible through Stock Connect. The Underlying Index is weighted by each issuer’s free float-adjusted market capitalization (i.e., includes only shares that are readily available for trading in the market) available to foreign investors and includes only large-capitalization companies, as determined by MSCI. The Underlying Index is rebalanced on a quarterly basis.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund, except Xtrackers MSCI All China Equity ETF and Xtrackers MSCI China A Inclusion Equity ETF, is diversified. Xtrackers MSCI All China Equity ETF and Xtrackers MSCI China A Inclusion Equity ETF are non-diversified and are not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the fund’s shares to greater price volatility than that experienced by more diversified investment companies. In addition, each Fund, with the exception of Xtrackers MSCI All China Equity ETF, may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as a Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as

40

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; length of time of a halt in trading of the security; movement in the security’s proxy index; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Distributions of income and capital gains from investments in affiliated funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds’ recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended November 30, 2019, the Funds did not incur any interest or penalties.

41

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

At May 31, 2019, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers Harvest CSI 300 China A-Shares ETF	$45,266,247	$50,651,731	$95,917,978
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	10,027,894	2,341,586	12,369,480
Xtrackers MSCI All China Equity ETF	2,320,956	3,208,967	5,529,923
Xtrackers MSCI China A Inclusion Equity ETF	1,711,206	446,119	2,157,325

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the fiscal year ended May 31, 2019, the Fund listed below incurred and will elect to defer late year ordinary losses as follows. The funds had no post-October capital losses.

Late Year Ordinary Losses
Xtrackers MSCI China A Inclusion Equity ETF	$35,262

As of May 31, 2019, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers Harvest CSI 300 China A-Shares ETF	$1,363,034,929	$72,499,639	$149,471,475	$(76,971,836)
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	84,405,465	(11,138,602)	2,590,298	(13,728,900)
Xtrackers MSCI All China Equity ETF	253,004,543	(24,357,024)	1,741,088	(26,098,112)
Xtrackers MSCI China A Inclusion Equity ETF	84,856,178	(2,381,977)	2,969,398	(5,351,375)

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Foreign taxes payable as of November 30, 2019, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

The Funds’ direct investments in China A-Shares will be subject to a number of Chinese tax rules and the application of many of those rules is evolving. Chinese taxes that may apply to the Funds’ direct investments in A-Shares include withholding income tax (“WHT”) on dividends, WHT on bank interest, WHT on capital gains realized from the disposal of equity investments prior to November 17, 2014 and stamp tax. China imposes WHT at a rate of 10% on dividends on shares and interest income derived by non PRC enterprises including Qualified Foreign Institutional Investors (“QFII”) and renminbi Qualified Foreign Institutional Investors (“RQFII”) from PRC resident issuers, subject to any lower rate provided by an applicable tax treaty.

With the approval from the PRC State Council, the PRC State Administration of Taxation, the PRC Ministry of Finance and the China Securities Regulatory Commission jointly issued Caishui [2014] 79 (Circular 79) on November 14, 2014. According to Circular 79, RQFIIs are temporarily exempt from WHT with respect to gains derived from the trading of equity investments (including shares in PRC enterprises) effective from November 17, 2014. With respect to gains derived from equity investments prior to November 17, 2014, RQFIIs are subject to WHT at a rate of 10% on such gains on a gross basis, subject to any lower rate provided by an applicable tax

42

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

treaty. The above WHT treatment applies to RQFIIs which do not have a permanent establishment (“PE”) in the PRC. The Funds do not have PEs in the PRC, therefore, the Funds are only subject to WHT at 10% with respect to gross realized gains derived from the disposal of land-rich A-Share companies and exempt from WHT with respect to gross realized gains derived from non land-rich A-Share companies prior to November 17, 2014. Land-rich enterprises are companies whose value of immovable property in the PRC is greater than 50% of their value of total assets. The WHT relating to the realized gains from shares in land-rich companies prior to November 17, 2014 has been paid by the Xtrackers Harvest CSI 300 China A-Shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF, respectively; while realized gains from shares in non land-rich companies prior to November 17, 2014 were granted treaty relief pursuant to the PRC-US Double Taxation Arrangement.

The PRC rules for taxation of RQFIIs (and QFIIs) are evolving and the tax regulations to be issued by the PRC State Administration of Taxation and/or PRC Ministry of Finance, as well as the practices adopted by the local PRC authorities, may apply retroactively which may adversely affect the Fund and its shareholders.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Xtrackers MSCI All China Equity ETF and Xtrackers MSCI China A Inclusion Equity ETF may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended November 30, 2019, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.12% annualized effective rate as of November 30, 2019) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of November 30, 2019, the Xtrackers MSCI All China Equity ETF had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

43

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Remaining Contractual Maturity of the Agreements, as of November 30, 2019

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Common Stocks	$221,713	$2,513	$683	$412,311	$637,220
Exchange-Traded Funds	2,026,690	—	—	—	2,026,690

Total Borrowings	$2,248,403	$2,513	$683	$412,311	$2,663,910

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$2,663,910

As of November 30, 2019, the Xtrackers MSCI China A Inclusion Equity ETF had no securities on loan.

Derivatives

Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended November 30, 2019, Xtrackers MSCI All China Equity ETF and Xtrackers MSCI China A Inclusion Equity ETF utilized futures in order to simulate investment in the Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of November 30, 2019 is included in a table following the Funds’ Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of November 30, 2019 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers MSCI All China Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$5,560	Unrealized depreciation on futures contracts*	$—
Xtrackers MSCI China A Inclusion Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$261

*

Includes cumulative appreciation or cumulative depreciation on futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

44

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended November 30, 2019 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

Futures Contracts — Equity Contracts
Xtrackers MSCI All China Equity ETF	$14,815
Xtrackers MSCI China A Inclusion Equity ETF	51,907

Net Change in Unrealized Appreciation (Depreciation) on:

Futures Contracts — Equity Contracts
Xtrackers MSCI All China Equity ETF	$6,010
Xtrackers MSCI China A Inclusion Equity ETF	414

For the period ended November 30, 2019 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)
Xtrackers MSCI All China Equity ETF	$785,980
Xtrackers MSCI China A Inclusion Equity ETF	104,361

Affiliated Cash Management Vehicles    The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable NAV, and DWS ESG Liquidity Fund maintains a floating NAV. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary management fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

Harvest Global Investments Limited serves as investment sub-Advisor (the “Sub-Advisor”) to the Xtrackers Harvest CSI 300 China A-Shares ETF and the Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF. The Sub-Advisor is responsible for day-to-day management of each Fund, subject to supervision of the Advisor.

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary management fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Management Fee
Xtrackers Harvest CSI 300 China A-Shares ETF	0.65%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	0.65%
Xtrackers MSCI All China Equity ETF	0.50%
Xtrackers MSCI China A Inclusion Equity ETF	0.60%

The Advisor for Xtrackers MSCI All China Equity ETF has contractually agreed, until November 14, 2021, to waive a portion of its management fees in an amount equal to the acquired fund’s fees and expenses attributable to the

45

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Fund’s investments in affiliated funds. In addition, the Advisor has contractually agreed, until September 30, 2020, to waive a portion of its management fees to the extent necessary to prevent the operating expenses of the Fund from exceeding 0.50% of the Fund’s average daily net assets. For the period ended November 30, 2019, the Advisor waived $63,949 of the expenses of the Fund.

The Advisor for Xtrackers MSCI China A Inclusion Equity ETF has contractually agreed to waive a portion of its management fees in an amount equal to the acquired fund’s fees and expenses attributable to the Fund’s investments in affiliated funds. For the period ended November 30, 2019, the Advisor waived $19 of the expenses of the Fund.

The Advisor for the Funds below has contractually agreed to waive a portion of its management fees in an amount equal to the acquired funds’ fees and expenses attributable to the Funds’ investments in affiliated cash management vehicles. For the period ended November 30, 2019, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers MSCI All China Equity ETF	$121
Xtrackers MSCI China A Inclusion Equity ETF	415

Out of the unitary management fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the period ended November 30, 2019, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers Harvest CSI 300 China A-Shares ETF	$656,689,400	$500,661,651
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	9,934,299	43,540,120
Xtrackers MSCI All China Equity ETF	5,636,813	71,784,836
Xtrackers MSCI China A Inclusion Equity ETF	4,475,417	72,936,654

For the period ended November 30, 2019, the cost of in-kind purchases and proceeds from in-kind sale were as follows:

	Purchases	Sales
Xtrackers MSCI All China Equity ETF	$4,650,053	$133,871,315

5. Fund Share Transactions

As of November 30, 2019 there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of Xtrackers MSCI All China Equity ETF generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective

46

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. The purchase of Creation Units for Xtrackers Harvest CSI 300 China A-Shares ETF, Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF and Xtrackers MSCI China A Inclusion Equity ETF are generally issued in exchange for a specific amount of cash totaling the NAV of the Creation Units. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Investing in China

Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others; more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers, resulting in lack of liquidity and in price volatility; currency revaluations and other currency exchange rate fluctuations or blockage; the nature and extent of intervention by the Chinese government in the Chinese securities markets (including both direct and indirect market stabilization efforts, which may affect valuations of Chinese issuers), whether such intervention will continue and the impact of such intervention or its discontinuation; the risk of nationalization or expropriation of assets; the risk that the Chinese government may decide not to continue to support economic reform programs; limitations on the use of brokers (or action by the Chinese government that discourages brokers from serving international clients); higher rates of inflation; greater political, economic and social uncertainty; higher market volatility caused by any potential regional territorial conflicts or natural disasters; the risk of increased trade tariffs, embargoes and other trade limitations; restrictions on foreign ownership; custody risks associated with investing through Stock Connect, an RQFII or other programs to access the Chinese securities markets, both interim and permanent market regulations which may affect the ability of certain stockholders to sell Chinese securities when it would otherwise be advisable; and different and less stringent financial reporting standards.

7. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers Harvest CSI 300 China A-Shares ETF, Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF, Xtrackers MSCI China A Inclusion Equity ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Funds’ status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. Each Fund may borrow up to the lesser of a pro-rata share of the credit facility at the amount listed below or 33 percent of its net assets as permitted by the Act. The Funds had no outstanding loans at November 30, 2019.

Pro-rata Share
Xtrackers Harvest CSI 300 China A-Shares ETF	$62,475,000
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	4,200,000
Xtrackers MSCI China A Inclusion Equity ETF	5,250,000

47

DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q or Form N-PORT (available for filings after March 31, 2019). Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

48

DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax advisor, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.Xtrackers.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

49

DBX ETF Trust

This report is intended for the shareholders of DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Special risks associated with investments in Chinese companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards the nature and extent of intervention by the Chinese government in the Chinese securities markets, and the potential unavailability of A shares. Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in A-shares could result in unexpected tax liabilities for the Funds which may reduce Fund returns. Any reduction or elimination of access to A-shares will have a material adverse effect on the ability of the Funds to achieve its investment objective. CN and ASHX are currently non-diversified and can take larger positions in fewer issues, increasing the Fund’s potential risk. Performance of the Funds may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in these Funds should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Funds. Please read the prospectus for more information.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

The CSI Indexes are calculated by China Securities Index Co., Ltd. (CSI). CSI does not make any warranties, express or implied, to its customers or any other party regarding the accuracy or completeness of any data related to the Index. All information is provided for information purposes only. CSI accepts no liability for any errors or any loss arising from the use of information it provides.

The Funds or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by MSCI, and MSCI bears no liability with respect to any such Funds or securities or any index on which such Funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX Advisors LLC and any related funds.

Copyright © 2020 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 875 Third Avenue New York, NY 10022	Investment sub-advisor Harvest Global Investments Limited 31/F, One Exchange Square 8 Connaught Place Central, Hong Kong	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286

Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1000 Denver, CO 80203	Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-049076-4 (1/20) DBX004201 (1/21)

November 30, 2019

Semi-Annual Report

DBX ETF Trust

Xtrackers Eurozone Equity ETF (EURZ)

Xtrackers International Real Estate ETF (HAUZ)

Xtrackers Japan JPX-Nikkei 400 Equity ETF (JPN)

Xtrackers MSCI Latin America Pacific Alliance ETF (PACA)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this semi-annual report for 4 of our sector ETFs for the period ended November 30, 2019.

The global economy experienced broad-based slowdown due to rising trade tensions, subsequent tariff hikes, and a fall in consumer and business sentiments. Recessionary fears have subsided as major European economies managed to swerve into positive territory with inflation bottoming out both in the U.S. and Europe. In Asia, emerging markets in the south-east Asian region have stood out among the slowing world with stellar performances, while Japan introduced measures to kick-start its stagnant growth pace.

Growth in the Eurozone economy, though positive, is still frail due to weak external demand and a drawdown of inventories, affected by industrial production. The long-standing zero-rate European Central Bank (ECB) policy seems to have had little impact as Germany and Italy reported decelerating figures, with industrials and manufacturing remaining soft spots. With the change of guard, the ECB has stuck to its dovish stance of quantitative easing and pushed its rates towards negative territory. Nevertheless, surprise spurts were seen in countries, such as Spain and Netherlands, with robust private and retail spending despite feeble numbers in external trade. The U.K. economy narrowly missed recession due to a third-quarter uptick on the back of manufacturing and services PMIs1.

Economic activity in Japan was seen settling to the lowest level of 2019, which is an alarming step-down from the previous quarters. The slump is attributed to decreased consumer and sovereign spending with both business and consumer confidence seen falling to their lowest levels since 2011. The hike in sales tax has come in times of devastation by typhoon Hagibis and sliding industrial and manufacturing PMIs, with the former being predominantly negative in 2019.

Trade activity in most Latin American nations fell, with only Brazil and Colombia being the bright spots. The slowdown was caused by external headwinds of the U.S.-China trade war and the slowing world business activity, while Brazil battled record Amazon wildfires this year. Unlike the rest of the world, troubles in business have been inflicted largely by political and social upheavals rather than by economic factors. The Colombian government was successful in getting its long overdue budget passed against a strengthening opposition, while the U.S. imposed more sanctions on Venezuela, further hampering the economy.

Although political discord in major democracies is having an impact on the real estate sector, the segment benefitted from loose monetary policies across the developed world. With a recessionary outlook diminishing in the U.S., U.K., and Asian markets, net income is expected to be the major driver for the sector with an already healthy rise in rental incomes. In the absence of any supply constraints, an intensifying trade war is the only potential disruptor to this momentum.

Global growth is expected to continue in the near term, albeit at a slower pace, with a balanced Brexit2 plan and improved international trade relations. Further economic reforms, like the ECB’s loose monetary policy, Latin America’s austerity measures, and Japan’s reforms should prove to be a tailwind for the growth momentum. Corporate earnings should rise gradually, with continued fiscal support and sustained inflation helping avoid a recession and increasing employment opportunities.

1

Our team appreciates your trust and looks forward to continue serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1 Purchasing Managers’ Indexes (PMI) are economic indicators derived from monthly surveys of private sector companies.

2 Brexit is a combination of words “Britain” and “Exit” and describes the exit of the United Kingdom from the European Union.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

2

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Eurozone Equity ETF (EURZ)

The Xtrackers Eurozone Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of NASDAQ Eurozone Large Mid Cap Index (the “Underlying Index”). The Underlying Index is designed to track the performance of equity securities of large- and mid-capitalization companies based in the countries in the Economic and Monetary Union (the “EMU” or “Eurozone”) of the European Union (“EU”). It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2019 (22.0% of Net Assets)

Description	% of Net Assets
SAP SE (Germany)	3.0%
TOTAL SA (France)	2.7%
LVMH Moet Hennessy Louis Vuitton SE (France)	2.6%
Sanofi (France)	2.1%
ASML Holding NV (Netherlands)	2.1%
Siemens AG (Germany)	2.1%
Allianz SE (Germany)	2.1%
Airbus SE (France)	1.9%
Unilever NV (United Kingdom)	1.9%
Anheuser-Busch InBev SA/NV (Belgium)	1.5%

Country Diversification* as of November 30, 2019

France	34.8%
Germany	27.4%
Netherlands	9.4%
Spain	8.9%
Italy	6.9%
Belgium	3.6%
Finland	3.1%
Other	5.9%

Total	100.0%

Sector Diversification* as of November 30, 2019

Financials	17.4%
Industrials	15.7%
Consumer Discretionary	13.3%
Consumer Staples	10.2%
Information Technology	9.4%
Health Care	7.7%
Materials	7.1%
Utilities	6.5%
Communication Services	5.3%
Energy	5.0%
Real Estate	2.4%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds, securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 8.

3

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers International Real Estate ETF (HAUZ)

The Xtrackers International Real Estate ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index (the “Underlying Index”). The Underlying Index is a free-float capitalization weighted index that provides exposure to publicly traded real estate securities in countries outside the United States, excluding Pakistan and Vietnam. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2019 (18.9% of Net Assets)

Description	% of Net Assets
Vonovia SE (Germany)	2.4%
Mitsubishi Estate Co. Ltd. (Japan)	2.3%
Mitsui Fudosan Co. Ltd. (Japan)	2.2%
Sun Hung Kai Properties Ltd. (Hong Kong)	2.1%
Unibail-Rodamco-Westfield (France)	2.0%
Link (Hong Kong)	2.0%
CK Asset Holdings Ltd. (Hong Kong)	1.6%
Goodman Group (Australia)	1.5%
Sumitomo Realty & Development Co. Ltd. (Japan)	1.5%
Scentre Group (Australia)	1.3%

Sector Diversification* as of November 30, 2019

Real Estate Operations/Development	33.5%
Diversified	20.8%
Real Estate Management/Services	13.8%
Shopping Centers	9.9%
Office Property	7.6%
Warehouse/Industry	4.8%
Apartments	3.8%
Other	5.8%

Total	100.0%

Country Diversification* as of November 30, 2019

Japan	22.6%
Hong Kong	14.4%
Australia	8.5%
United Kingdom	6.6%
Singapore	6.4%
Canada	5.7%
Germany	5.6%
France	5.1%
Sweden	3.9%
Philippines	2.6%
Other	18.6%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds, securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 8.

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DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Japan JPX-Nikkei 400 Equity ETF (JPN)

The Xtrackers Japan JPX-Nikkei 400 Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the JPX-Nikkei 400 Net Total Return Index (the “Underlying Index”). The Underlying Index is designed to track the performance of equity securities of issuers who are primarily listed on the JASDAQ Stock Exchange (“JASDAQ”) or the following sections of the Tokyo Stock Exchange (“TSE”): the first section (for large companies), the second section (for middle-sized companies) and the “Mothers” (for high-growth and emerging stocks). It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2019 (14.7% of Net Assets)

Description	% of Net Assets
Sony Corp.	1.6%
Toyota Motor Corp.	1.6%
Mitsubishi UFJ Financial Group, Inc.	1.5%
Keyence Corp.	1.5%
Takeda Pharmaceutical Co. Ltd.	1.5%
Nippon Telegraph & Telephone Corp.	1.5%
Recruit Holdings Co. Ltd.	1.4%
Sumitomo Mitsui Financial Group, Inc.	1.4%
Nintendo Co. Ltd.	1.4%
Honda Motor Co. Ltd.	1.3%

Sector Diversification* as of November 30, 2019

Industrials	23.4%
Consumer Discretionary	15.5%
Information Technology	11.5%
Financials	10.5%
Health Care	10.2%
Consumer Staples	9.2%
Communication Services	8.2%
Materials	5.8%
Real Estate	3.4%
Utilities	1.3%
Energy	1.0%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 22.

5

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI Latin America Pacific Alliance ETF (PACA)

The Xtrackers MSCI Latin America Pacific Alliance ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Latin America Pacific Alliance Capped Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equity securities of issuers from Latin American member states of the Pacific Alliance, as well as securities of countries that are headquartered and carry out the majority of operations in these countries. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of November 30, 2019 (44.9% of Net Assets)

Description	% of Net Assets
America Movil SAB de CV (Mexico)	8.4%
Credicorp Ltd. (Peru)	8.2%
Fomento Economico Mexicano SAB de CV (Mexico)	5.7%
Wal-Mart de Mexico SAB de CV (Mexico)	4.7%
Grupo Financiero Banorte SAB de CV (Mexico)	4.4%
Bancolombia SA (Colombia)	3.8%
Grupo Mexico SAB de CV (Mexico)	2.9%
Enel Americas SA (Chile)	2.8%
Ecopetrol SA (Colombia)	2.1%
Cia de Minas Buenaventura SAA (Peru)	1.9%

Country Diversification* as of November 30, 2019

Mexico	50.1%
Chile	18.0%
Peru	17.1%
Colombia	14.0%
Canada	0.7%
Panama	0.1%

Total	100.0%

Sector Diversification* as of November 30, 2019

Financials	28.0%
Consumer Staples	19.4%
Materials	15.5%
Communication Services	11.1%
Utilities	8.3%
Industrials	7.4%
Real Estate	3.9%
Energy	3.7%
Consumer Discretionary	2.4%
Health Care	0.2%
Information Technology	0.1%

Total	100.0%

* As a percent of total investments excluding cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 27.

6

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. In the most recent six-month period Xtrackers International Real Estate ETF and Xtrackers Japan JPX-Nikkei 400 Equity ETF limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2019 to November 30, 2019).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2019	Ending Account Value November 30, 2019	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers Eurozone Equity ETF
Actual	$1,000.00	$1,108.80	0.09%	$0.47
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	0.09%	$0.46
Xtrackers International Real Estate ETF
Actual	$1,000.00	$1,069.50	0.10%	$0.52
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	0.10%	$0.51
Xtrackers Japan JPX-Nikkei 400 Equity ETF
Actual	$1,000.00	$1,130.00	0.09%	$0.48
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	0.09%	$0.46
Xtrackers MSCI Latin America Pacific Alliance ETF
Actual	$1,000.00	$978.60	0.45%	$2.23
Hypothetical (5% return before expenses)	$1,000.00	$1,022.75	0.45%	$2.28

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 366.

7

DBX ETF Trust

Schedule of Investments

Xtrackers Eurozone Equity ETF

November 30, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 97.5%
Austria — 0.6%
ANDRITZ AG	80	$3,123
Erste Group Bank AG	369	13,223
OMV AG	182	10,383
Raiffeisen Bank International AG	170	3,994
Telekom Austria AG	172	1,383
voestalpine AG	155	4,110

		36,216

Belgium — 3.6%
Ackermans & van Haaren NV	30	4,515
Ageas	199	11,954
Anheuser-Busch InBev SA/NV	1,108	87,802
Colruyt SA	69	3,576
Elia System Operator SA/NV	81	6,698
Galapagos NV*	55	10,846
Groupe Bruxelles Lambert SA	89	9,038
KBC Group NV	344	25,086
Proximus SADP	170	5,132
Sofina SA	20	4,340
Solvay SA	90	10,320
Telenet Group Holding NV	60	2,710
UCB SA	145	11,761
Umicore SA	227	9,756
Warehouses De Pauw CVA REIT	20	3,542

		207,076

Finland — 3.1%
Elisa OYJ	184	9,842
Fortum OYJ	536	12,641
Huhtamaki OYJ	120	5,273
Kesko OYJ, Class B	80	5,402
Kone OYJ, Class B	505	31,638
Metso OYJ	145	5,564
Neste OYJ	528	17,861
Nokia OYJ	6,911	24,472
Nokian Renkaat OYJ	155	4,197
Sampo OYJ, Class A	617	24,967
Stora Enso OYJ, Class R	710	9,551
UPM-Kymmene OYJ	647	21,630
Wartsila OYJ Abp	526	5,298

		178,336

France — 34.7%
Accor SA	237	10,147
Aeroports de Paris	35	6,850
Air France-KLM	314	3,698
Air Liquide SA	551	74,757
Airbus SE	750	110,315
Alstom SA	204	8,903
Alten SA	35	4,044
Amundi SA, 144A	75	5,681
Arkema SA	85	8,815
Atos SE	115	9,774
AXA SA	2,382	64,859
BioMerieux	55	4,976
BNP Paribas SA	1,432	80,478

	Number of Shares	Value
France (Continued)
Bollore SA	1,133	$4,847
Bollore SA	6	25
Bouygues SA	269	10,998
Bureau Veritas SA	344	9,012
Capgemini SE	186	22,016
Carrefour SA	790	13,048
Casino Guichard Perrachon SA (a)	60	2,642
Cie de Saint-Gobain	637	25,812
Cie Generale des Etablissements Michelin SCA	214	25,696
Cie Plastic Omnium SA	80	2,175
CNP Assurances	204	4,031
Covivio REIT	53	5,867
Credit Agricole SA	1,552	21,245
Danone SA	795	65,497
Dassault Systemes SE	170	26,804
Edenred	249	12,368
Eiffage SA	104	11,364
Elis SA	209	4,173
Engie SA	2,281	36,116
EssilorLuxottica SA	364	56,590
Eurazeo SE	64	4,365
Eutelsat Communications SA (a)	170	2,791
Faurecia SE	95	5,042
Gecina SA REIT	55	9,509
Getlink SE	518	8,744
Hermes International	43	32,240
ICADE REIT	40	4,007
Iliad SA (a)	35	4,459
Ingenico Group SA	65	6,942
Ipsen SA	45	5,086
JCDecaux SA	90	2,580
Kering SA	92	55,457
Klepierre SA REIT	264	9,481
Legrand SA	329	26,002
L’Oreal SA	304	86,714
LVMH Moet Hennessy Louis Vuitton SE	331	148,649
Natixis SA	1,153	4,822
Orange SA (a)	2,352	38,900
Orpea	62	7,677
Pernod Ricard SA	217	39,885
Peugeot SA	690	16,677
Publicis Groupe SA	269	11,846
Remy Cointreau SA (a)	25	3,222
Renault SA	259	12,410
Rubis SCA	119	6,783
Safran SA	399	65,309
Sanofi	1,312	122,253
Sartorius Stedim Biotech	30	4,767
Schneider Electric SE	675	65,197
SCOR SE	192	8,254
SEB SA	35	5,441
Societe Generale SA	931	29,317
Sodexo SA	105	12,249
Suez	481	7,125
Teleperformance	69	16,357
Thales SA	130	12,746

See Notes to Financial Statements.	8

DBX ETF Trust

Schedule of Investments

Xtrackers Eurozone Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
France (Continued)
TOTAL SA	2,964	$155,693
Ubisoft Entertainment SA*	104	6,318
Unibail-Rodamco-Westfield REIT	170	26,598
Valeo SA	261	10,291
Veolia Environnement SA	650	16,656
Vinci SA	675	73,666
Vivendi SA	1,088	29,895
Wendel SA	35	4,720

		1,980,765

Germany — 25.4%
1&1 Drillisch AG	60	1,589
adidas AG	202	62,976
Allianz SE	492	117,908
Axel Springer SE	75	5,263
BASF SE	1,053	79,206
Bayer AG	1,081	81,884
Bayerische Motoren Werke AG	389	31,439
Bechtle AG	32	4,213
Beiersdorf AG	150	17,506
Brenntag AG	180	9,608
Carl Zeiss Meditec AG	45	5,507
Commerzbank AG	1,297	7,524
CompuGroup Medical SE	35	2,395
Continental AG	130	17,000
Covestro AG, 144A	194	9,091
CTS Eventim AG & Co. KGaA	65	3,970
Daimler AG	962	54,308
Delivery Hero SE, 144A*	164	8,680
Deutsche Bank AG (b)	2,372	17,115
Deutsche Boerse AG	209	32,089
Deutsche Lufthansa AG	552	10,481
Deutsche Post AG	1,140	42,536
Deutsche Telekom AG	3,996	67,130
Deutsche Wohnen SE	364	14,228
DMG Mori AG	25	1,169
E.ON SE	2,472	25,888
Evonik Industries AG	189	5,489
Evotec SE*	149	3,304
Fielmann AG	30	2,344
Fraport AG Frankfurt Airport Services Worldwide	45	3,836
Fresenius Medical Care AG & Co. KGaA	264	19,375
Fresenius SE & Co. KGaA	443	24,247
FUCHS PETROLUB SE	35	1,410
GEA Group AG	194	6,240
GRENKE AG	35	3,269
Hannover Rueck SE	75	13,934
HeidelbergCement AG	180	13,317
Hella GmbH & Co. KGaA	55	2,970
Henkel AG & Co. KGaA	125	12,101
HOCHTIEF AG	24	2,951
HUGO BOSS AG	70	3,299
Infineon Technologies AG	1,468	31,382
KION Group AG	85	5,644
LANXESS AG	85	5,670
LEG Immobilien AG	80	9,037

	Number of Shares	Value
Germany (Continued)
Merck KGaA	150	$17,531
MorphoSys AG*	35	4,330
MTU Aero Engines AG	50	13,556
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	165	47,411
Nemetschek SE	60	3,549
Puma SE	100	7,520
Rational AG	5	3,831
Rheinmetall AG	45	4,795
Rocket Internet SE, 144A*	75	1,887
RWE AG	677	20,087
SAP SE	1,258	171,276
Scout24 AG, 144A	118	7,312
Siemens AG	924	119,322
Sixt SE	20	1,894
Stroeer SE & Co. KGaA	26	2,034
Symrise AG	147	14,270
Talanx AG	65	3,100
Telefonica Deutschland Holding AG	1,133	3,462
thyssenkrupp AG	607	7,616
Uniper SE	219	7,075
United Internet AG	140	4,747
Volkswagen AG	155	29,592
Vonovia SE	558	29,095
Wacker Chemie AG	25	1,726
Wirecard AG	125	16,511
Zalando SE, 144A*	150	6,467

		1,450,518

Greece — 0.1%
Hellenic Telecommunications Organization SA	309	4,647
OPAP SA	285	3,507

		8,154

Ireland — 1.7%
Bank of Ireland Group PLC	1,138	5,722
CRH PLC	994	38,063
Glanbia PLC	194	2,259
Kerry Group PLC, Class A	175	22,460
Kingspan Group PLC	195	10,518
Ryanair Holdings PLC, ADR	140	11,665
Smurfit Kappa Group PLC	254	9,018

		99,705

Italy — 6.8%
A2A SpA	1,972	3,713
ACEA SpA	60	1,249
Amplifon SpA	150	4,393
Assicurazioni Generali SpA	1,590	32,486
Atlantia SpA	582	12,911
Banca Mediolanum SpA	324	3,292
Buzzi Unicem SpA	90	2,231
Buzzi Unicem SpA-RSP	45	689
Davide Campari-Milano SpA	721	6,586
DiaSorin SpA	35	4,681
Enel SpA	9,514	71,920
Eni SpA	3,037	45,923

See Notes to Financial Statements.	9

DBX ETF Trust

Schedule of Investments

Xtrackers Eurozone Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
Italy (Continued)
FinecoBank Banca Fineco SpA	736	$9,138
Hera SpA	1,144	5,051
Infrastrutture Wireless Italiane SpA, 144A	294	2,979
Intesa Sanpaolo SpA	20,075	50,921
Italgas SpA	597	3,755
Leonardo SpA	496	5,805
Mediobanca Banca di Credito Finanziario SpA (a)	937	10,486
Moncler SpA	239	10,480
Nexi SpA, 144A*	325	3,834
Pirelli & C SpA, 144A	461	2,618
Poste Italiane SpA, 144A	582	6,796
Prysmian SpA	324	7,391
Saipem SpA	650	2,974
Snam SpA	2,741	13,636
Telecom Italia SpA	11,450	7,173
Telecom Italia SpA-RSP	7,597	4,682
Terna Rete Elettrica Nazionale SpA	1,776	11,416
UniCredit SpA	2,618	36,262
Unipol Gruppo SpA	575	3,373
UnipolSai Assicurazioni SpA	795	2,317

		391,161

Luxembourg — 0.7%
ArcelorMittal SA	795	13,611
Aroundtown SA	1,154	10,029
Eurofins Scientific SE	13	6,832
Grand City Properties SA	135	3,135
Tenaris SA	597	6,353

		39,960

Netherlands — 9.3%
Aalberts NV	90	3,816
ABN AMRO Bank NV, 144A	533	9,103
Adyen NV, 144A*	29	22,261
Aegon NV	2,417	10,905
Akzo Nobel NV	267	25,589
Altice Europe NV*	975	5,807
Argenx SE*	44	6,549
ASM International NV	60	6,679
ASML Holding NV	447	121,737
ASR Nederland NV	155	5,765
Euronext NV, 144A	64	4,837
EXOR NV	140	10,719
Heineken Holding NV	110	10,552
Heineken NV	294	30,484
IMCD NV	65	5,411
ING Groep NV	4,809	55,378
Koninklijke Ahold Delhaize NV	1,398	36,047
Koninklijke DSM NV	214	27,442
Koninklijke KPN NV	4,349	13,407
Koninklijke Philips NV	1,049	48,746
Koninklijke Vopak NV	85	4,535
NN Group NV	359	13,791
OCI NV*	90	1,707
QIAGEN NV*	269	11,526
Randstad NV	161	9,384

	Number of Shares	Value
Netherlands (Continued)
SBM Offshore NV	202	$3,407
Takeaway.com NV, 144A*	35	3,149
Wolters Kluwer NV	329	23,637

		532,370

Portugal — 0.5%
Banco Comercial Portugues SA, Class R	9,799	2,118
EDP — Energias de Portugal SA	2,731	11,051
Galp Energia SGPS SA	572	9,318
Jeronimo Martins SGPS SA	304	4,859

		27,346

Spain — 8.8%
Acciona SA	30	3,109
ACS Actividades de Construccion y Servicios SA	358	13,946
Aena SME SA, 144A	90	16,542
Amadeus IT Group SA	500	39,859
Banco Bilbao Vizcaya Argentaria SA	7,745	40,832
Banco de Sabadell SA	6,526	7,246
Banco Santander SA	18,917	73,774
Bankia SA	1,377	2,670
Bankinter SA	785	5,495
CaixaBank SA	4,384	12,950
Cellnex Telecom SA, 144A	303	13,029
Enagas SA	284	7,080
Endesa SA	396	10,776
Ferrovial SA	663	19,701
Ferrovial SA*	10	297
Grifols SA	363	12,412
Grupo Catalana Occidente SA	55	1,983
Iberdrola SA	6,747	66,418
Industria de Diseno Textil SA	1,382	43,062
Inmobiliaria Colonial Socimi SA REIT	349	4,406
Mapfre SA	1,196	3,375
Merlin Properties Socimi SA REIT	451	6,450
Naturgy Energy Group SA	406	10,565
Red Electrica Corp. SA	541	10,588
Repsol SA	1,781	28,062
Siemens Gamesa Renewable Energy SA	284	4,536
Telefonica SA	5,448	41,760

		500,923

Switzerland — 0.3%
STMicroelectronics NV	795	19,547

United Kingdom (c) — 1.9%
Unilever NV	1,792	106,301

TOTAL COMMON STOCKS (Cost $5,315,967)		5,578,378

PREFERRED STOCKS — 2.0%
Germany — 1.9%
Bayerische Motoren Werke AG	65	4,013
FUCHS PETROLUB SE	85	3,674
Henkel AG & Co. KGaA	219	23,152
Porsche Automobil Holding SE	194	14,370
Sartorius AG	45	9,492

See Notes to Financial Statements.	10

DBX ETF Trust

Schedule of Investments

Xtrackers Eurozone Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
Germany (Continued)
Sixt SE	20	$1,369
Volkswagen AG	257	49,726

		105,796

Spain — 0.1%
Grifols SA, Class B	324	7,413

TOTAL PREFERRED STOCKS (Cost $102,391)		113,209

EXCHANGE-TRADED FUNDS — 0.4%
iShares MSCI Eurozone ETF (Cost $20,282)	530	21,618

SECURITIES LENDING COLLATERAL — 1.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.53% (d)(e) (Cost $56,596)	56,596	56,596

	Number of Shares	Value
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 1.58% (d) (Cost $363)	363	$363

TOTAL INVESTMENTS — 100.9% (Cost $5,495,599)		$5,770,164
Other assets and liabilities, net — (0.9%)		(52,883)

NET ASSETS — 100.0%		$5,717,281

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2019 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2019	Value ($) at 11/30/2019
COMMON STOCKS — 0.3%
Germany — 0.3%
Deutsche Bank AG (b)
5,922	10,934	—		—	259	—	—	2,372	17,115

SECURITIES LENDING COLLATERAL — 1.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.53% (d)(e)
113,653	—	(57,057	)(f)	—	—	589	—	56,596	56,596

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 1.58% (d)
56	52,367	(52,060)		—	—	21	—	363	363

119,631	63,301	(109,117)		—	259	610	—	59,331	74,074

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2019 amounted to $56,382, which is 1.0% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Securities listed in country of domicile and traded on an exchange within Eurozone.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $2,567.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2019.

ADR:	American Depositary Receipt
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of Investments

Xtrackers Eurozone Equity ETF (Continued)

November 30, 2019 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$5,578,378	$—	$—	$5,578,378
Preferred Stocks (g)	113,209	—	—	113,209
Exchange-Traded Funds	21,618	—	—	21,618
Short-Term Investments (g)	56,959	—	—	56,959

TOTAL	$5,770,164	$—	$—	$5,770,164

(g)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF

November 30, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.1%
Australia — 8.5%
Abacus Property Group REIT	46,099	$120,672
ALE Property Group REIT	15,737	58,651
Arena REIT	43,743	87,580
Aventus Group REIT	54,614	104,543
Aveo Group (a)	55,778	80,738
BWP Trust REIT	64,344	185,405
Centuria Industrial REIT	33,121	80,651
Centuria Metropolitan REIT (b)	37,692	80,564
Charter Hall Group REIT	64,403	470,907
Charter Hall Retail REIT	48,769	151,742
Charter Hall Social Infrastructure REIT	33,519	78,446
Cromwell Property Group REIT	292,985	242,764
Dexus REIT	148,491	1,228,373
GDI Property Group REIT	71,736	74,967
Goodman Group REIT	222,785	2,233,252
GPT Group REIT	232,996	969,231
Growthpoint Properties Australia Ltd. REIT	40,166	119,540
Ingenia Communities Group REIT	36,395	115,703
Mirvac Group REIT	535,670	1,221,043
National Storage REIT	105,313	137,481
REA Group Ltd.	6,849	483,465
Scentre Group REIT	719,508	1,917,500
Shopping Centres Australasia Property Group REIT	123,757	227,689
Stockland REIT	321,779	1,099,139
US Masters Residential Property Fund REIT	51,929	28,100
Vicinity Centres REIT	420,194	761,708
Viva Energy REIT	67,733	127,823

		12,487,677

Austria — 0.5%
CA Immobilien Anlagen AG	7,591	311,777
IMMOFINANZ AG*	12,632	341,934
S IMMO AG	5,789	145,531

		799,242

Belgium — 1.6%
Aedifica SA REIT	3,402	416,366
Ascencio REIT	800	52,043
Befimmo SA REIT	2,665	171,898
Care Property Invest NV REIT	2,660	87,108
Cofinimmo SA REIT	3,459	511,825
Intervest Offices & Warehouses NV REIT	3,099	93,112
Montea C.V.A REIT	1,687	147,133
Retail Estates NV REIT	1,416	139,110
Shurgard Self Storage SA	3,505	130,044
VGP NV	1,099	111,240
Warehouses De Pauw CVA REIT	2,399	424,809
Xior Student Housing NV REIT	1,982	111,016

		2,395,704

Brazil — 0.9%
BR Malls Participacoes SA	117,327	432,037

	Number of Shares	Value
Brazil (Continued)
Cyrela Brazil Realty SA Empreendimentos e Participacoes	40,516	$257,183
Ez Tec Empreendimentos e Participacoes SA	16,957	173,809
Iguatemi Empresa de Shopping Centers SA	12,343	138,542
Multiplan Empreendimentos Imobiliarios SA	41,275	282,306

		1,283,877

Canada — 5.7%
Allied Properties Real Estate Investment Trust REIT	15,573	626,086
Altus Group Ltd.	5,542	153,795
American Hotel Income Properties REIT LP (b)	10,410	54,391
Artis Real Estate Investment Trust REIT	18,087	160,819
Boardwalk Real Estate Investment Trust REIT	4,614	168,581
Canadian Apartment Properties REIT	21,309	889,419
Chartwell Retirement Residences	28,813	315,842
Choice Properties Real Estate Investment Trust REIT	32,056	331,360
Colliers International Group, Inc.	5,160	373,486
Cominar Real Estate Investment Trust REIT	22,486	240,731
Crombie Real Estate Investment Trust REIT	12,155	145,778
Dream Global Real Estate Investment Trust REIT	23,827	301,010
Dream Industrial Real Estate Investment Trust REIT	15,061	158,859
Dream Office Real Estate Investment Trust REIT	6,050	138,331
DREAM Unlimited Corp., Class A	10,113	88,168
First Capital Realty, Inc.	27,619	448,724
FirstService Corp.	4,251	406,713
Granite Real Estate Investment Trust REIT	6,585	342,157
H&R Real Estate Investment Trust REIT	38,746	629,504
InterRent Real Estate Investment Trust REIT	16,254	201,668
Killam Apartment Real Estate Investment Trust REIT	12,031	180,340
Morguard Corp.	699	105,778
Northview Apartment Real Estate Investment Trust REIT	6,789	155,126
NorthWest Healthcare Properties Real Estate Investment Trust REIT	13,019	121,736
RioCan Real Estate Investment Trust REIT	41,754	853,155
SmartCentres Real Estate Investment Trust REIT	16,690	402,470
Summit Industrial Income REIT (b)	15,176	146,704
Tricon Capital Group, Inc. (b)	26,812	227,092

		8,367,823

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
Chile — 0.2%
Parque Arauco SA	91,679	$195,987
Plaza SA	37,012	69,055

		265,042

China — 1.0%
China Vanke Co. Ltd., Class H	195,683	732,460
Colour Life Services Group Co. Ltd.*	41,619	23,128
Guangzhou R&F Properties Co. Ltd., Class H	136,294	229,137
Midea Real Estate Holding Ltd., 144A	12,257	30,377
Powerlong Real Estate Holdings Ltd.	152,400	88,780
Redco Properties Group Ltd., 144A	132,212	76,850
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	30,232	26,302
Shanghai Lingang Holdings Corp. Ltd., Class B	12,255	17,353
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	150,822	138,002
Shanghai Shibei Hi-Tech Co. Ltd., Class B	46,665	16,100
Suncity Group Holdings Ltd.*(b)	135,369	30,264
Zhenro Properties Group Ltd.	187,662	121,068

		1,529,821

Egypt — 0.1%
Arab Co. for Asset Management & Development	41,469	6,380
Cairo Investment & Real Estate Development Co. SAE	31,627	23,543
Emaar Misr for Development SAE*	53,962	9,775
Heliopolis Housing	12,243	18,380
Medinet Nasr Housing*	84,801	25,409
Palm Hills Developments SAE*	158,308	19,739
Six of October Development & Investment	23,580	21,898
Talaat Moustafa Group	113,833	62,354

		187,478

Finland — 0.4%
Citycon OYJ (b)	13,227	138,695
Hoivatilat OYJ	2,998	49,088
Kojamo OYJ	22,128	365,487

		553,270

France — 5.1%
Altarea SCA REIT	483	104,275
Carmila SA REIT	8,563	172,403
Covivio REIT	7,334	811,882
Covivio Hotels SACA REIT	9,748	295,574
Gecina SA REIT	6,467	1,118,066
ICADE REIT	3,801	380,751
Klepierre SA REIT	32,629	1,171,763
Mercialys SA REIT	8,748	115,747
Nexity SA	5,609	282,878
Societe Fonciere Lyonnaise SA REIT	1,199	94,392
Unibail-Rodamco-Westfield REIT	18,712	2,927,662

		7,475,393

	Number of Shares	Value
Germany — 5.6%
ADLER Real Estate AG*	5,093	$66,376
ADO Properties SA, 144A	3,805	148,349
alstria office REIT-AG REIT	21,937	401,033
Deutsche EuroShop AG	6,589	190,635
Deutsche Wohnen SE	45,251	1,768,735
Hamborner REIT AG REIT	9,989	105,182
Instone Real Estate Group AG, 144A*	5,053	114,215
LEG Immobilien AG	8,528	963,335
PATRIZIA AG	6,151	124,519
TAG Immobilien AG*	20,180	485,951
TLG Immobilien AG	8,256	256,707
Vonovia SE	68,795	3,587,108

		8,212,145

Greece — 0.0%
LAMDA Development SA*	5,354	42,504

Guernsey — 0.1%
UK Commercial Property REIT Ltd. REIT	119,385	135,430

Hong Kong — 14.2%
Asia Standard International Group Ltd.	32,975	5,266
C C Land Holdings Ltd.	152,380	33,677
Champion REIT	327,977	211,172
China Jinmao Holdings Group Ltd.	810,803	538,619
China Motor Bus Co. Ltd.	1,816	27,839
China Oceanwide Holdings Ltd.*	309,820	11,082
China Overseas Grand Oceans Group Ltd.	241,306	135,331
China Overseas Land & Investment Ltd.	506,770	1,699,430
China Overseas Property Holdings Ltd.	176,955	108,962
China Resources Land Ltd.	363,751	1,572,990
China Shandong Hi-Speed Financial Group Ltd.*(b)	3,343,643	98,245
China Touyun Tech Group Ltd.*	124,600	3,741
Chinese Estates Holdings Ltd.	56,317	43,887
Chuang’s Consortium International Ltd.	68,888	13,025
CK Asset Holdings Ltd.	355,188	2,361,794
CSI Properties Ltd.	546,688	19,555
Emperor International Holdings Ltd.	68,889	16,633
Far East Consortium International Ltd.	128,272	59,484
Fortune Real Estate Investment Trust REIT (c)	157,800	173,368
Fullshare Holdings Ltd.*(b)	837,756	18,836
Gemdale Properties & Investment Corp. Ltd.	568,589	66,100
Hang Lung Group Ltd.	117,707	284,804
Hang Lung Properties Ltd.	257,764	528,189
Henderson Land Development Co. Ltd.	179,271	862,260
HKR International Ltd.	69,589	29,159
Hong Kong Ferry Holdings Co. Ltd.	26,328	23,544
Hongkong Land Holdings Ltd.	158,087	869,479
Hysan Development Co. Ltd.	85,408	321,872
Joy City Property Ltd.	623,206	66,080
K Wah International Holdings Ltd.	146,610	80,350
Kerry Properties Ltd.	81,806	263,882
Kowloon Development Co. Ltd.	41,219	49,182
Lai Sun Development Co. Ltd.	17,790	24,591

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
Hong Kong (Continued)
Lai Sun Garment International Ltd.	8,612	$11,002
Landing International Development Ltd.*	150,499	14,804
Langham Hospitality Investments and Langham Hospitality Investments Ltd (a)	90,652	25,825
Link REIT	285,903	2,921,943
New World Development Co. Ltd.	770,046	1,005,381
Poly Property Group Co. Ltd.	258,340	92,409
Prosperity REIT	155,503	59,001
Regal Real Estate Investment Trust REIT	82,015	19,698
Safety Godown Co. Ltd.	7,356	11,653
SEA Holdings Ltd.	17,550	16,658
Shenzhen Investment Ltd.	376,935	148,313
Sino Land Co. Ltd.	432,662	648,903
Sun Hung Kai Properties Ltd.	211,180	3,072,837
Sunlight Real Estate Investment Trust REIT	133,388	85,202
Swire Properties Ltd.	144,857	450,611
TAI Cheung Holdings Ltd.	32,700	26,109
Wang On Properties Ltd. (b)	436,934	48,004
Wharf Real Estate Investment Co. Ltd.	154,916	859,902
Wheelock & Co. Ltd.	104,451	649,170
YT Realty Group Ltd.	74,218	20,954
Yuexiu Property Co. Ltd.	882,011	188,171

		20,998,978

India — 0.8%
Brigade Enterprises Ltd.	25,405	72,598
DLF Ltd.	134,308	411,326
Godrej Properties Ltd.*	15,257	193,282
Housing Development & Infrastructure Ltd.*	35,478	1,830
Indiabulls Real Estate Ltd.*	37,986	36,033
Oberoi Realty Ltd.	19,179	138,193
Omaxe Ltd.	23,465	59,352
Prestige Estates Projects Ltd.	22,727	96,246
Sobha Ltd.	8,275	47,848
Sunteck Realty Ltd.	9,822	53,452
Unitech Ltd.*	547,747	9,544

		1,119,704

Indonesia — 0.4%
Ayana Land International PT*	623,131	28,937
PT Alam Sutera Realty Tbk*	1,479,950	25,182
PT Bumi Serpong Damai Tbk*	1,311,376	116,215
PT Ciputra Development Tbk	1,378,320	98,207
PT City Retail Developments Tbk*	2,725,854	26,476
PT Jaya Real Property Tbk	443,678	17,300
PT Jaya Sukses Makmur Sentosa Tbk*	210,038	9,456
PT Lippo Cikarang Tbk*	166,653	11,874
PT Lippo Karawaci Tbk*	6,790,385	117,466
PT PP Properti Tbk	3,230,250	14,199
PT Puradelta Lestari Tbk	1,202,301	27,618
PT Sanurhasta Mitra Tbk*	223,806	13,963
PT Sitara Propertindo Tbk*	1,107,019	55,724
PT Summarecon Agung Tbk	1,215,817	87,921

		650,538

	Number of Shares	Value
Ireland — 0.1%
Hibernia REIT PLC REIT	98,218	$157,894

Israel — 1.5%
ADO Group Ltd.*	1,002	28,335
AFI Properties Ltd.*	2,119	75,659
Airport City Ltd.*	10,216	194,216
Alony Hetz Properties & Investments Ltd.	17,739	265,617
Alrov Properties and Lodgings Ltd.	756	33,660
Amot Investments Ltd.	22,052	163,066
Arad Investment & Industrial Development Ltd.	214	18,976
Ashtrom Properties Ltd.	5,651	35,729
Azrieli Group Ltd.	4,948	386,560
Bayside Land Corp.	135	93,875
Big Shopping Centers Ltd.	700	69,474
Blue Square Real Estate Ltd.	700	37,621
Gazit-Globe Ltd.	11,442	123,847
Industrial Buildings Corp. Ltd.*	49,286	131,662
Israel Canada T.R Ltd.	11,631	21,039
Isras Investment Co. Ltd.	201	46,200
Melisron Ltd.	2,499	161,602
Norstar Holdings, Inc.	1,598	32,816
Property & Building Corp. Ltd.	300	32,472
Reit 1 Ltd. REIT	24,828	158,837
Sella Capital Real Estate Ltd. REIT	25,973	77,842
Summit Real Estate Holdings Ltd.	5,056	66,207
Villar International Ltd.	600	22,512

		2,277,824

Italy — 0.0%
Immobiliare Grande Distribuzione SIIQ SpA REIT	7,193	51,076

Japan — 22.4%
Activia Properties, Inc. REIT (b)	96	495,297
Advance Residence Investment Corp. REIT	188	606,867
Aeon Mall Co. Ltd.	12,700	203,993
AEON REIT Investment Corp. REIT	200	278,331
Comforia Residential REIT, Inc. REIT	84	268,469
Daibiru Corp.	8,500	90,426
Daito Trust Construction Co. Ltd.	9,800	1,197,818
Daiwa House REIT Investment Corp. REIT	263	719,041
Daiwa Office Investment Corp. REIT	34	255,210
Frontier Real Estate Investment Corp. REIT	72	312,958
Fukuoka REIT Corp. REIT	97	165,018
Global One Real Estate Investment Corp. REIT	123	163,648
GLP J REIT	513	682,064
Goldcrest Co. Ltd.	2,000	39,558
Hankyu Hanshin REIT, Inc. REIT	100	157,611
Heiwa Real Estate Co. Ltd.	6,000	144,151
Heiwa Real Estate REIT, Inc. REIT	114	145,636
Hoshino Resorts REIT, Inc. REIT	23	121,185
Hulic Co. Ltd.	71,500	803,730

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Hulic Reit, Inc. REIT	163	$300,667
Ichigo Office REIT Investment REIT	200	211,488
Industrial & Infrastructure Fund Investment Corp. REIT	220	343,932
Invesco Office J-Reit, Inc. REIT	1,177	228,607
Invincible Investment Corp. REIT	821	488,057
Japan Excellent, Inc. REIT	174	293,946
Japan Hotel REIT Investment Corp. REIT	602	493,100
Japan Logistics Fund, Inc. REIT	115	294,247
Japan Prime Realty Investment Corp. REIT	118	537,147
Japan Real Estate Investment Corp. REIT	190	1,292,576
Japan Rental Housing Investments, Inc. REIT	216	214,402
Japan Retail Fund Investment Corp. REIT	366	833,201
Kenedix Office Investment Corp. REIT	67	507,196
Kenedix Residential Next Investment Corp. REIT	116	225,305
Kenedix Retail REIT Corp. REIT	76	195,153
LaSalle Logiport REIT	171	261,083
Leopalace21 Corp.*(b)	30,100	78,610
LIFULL Co. Ltd. (b)	10,000	54,424
MCUBS MidCity Investment Corp. REIT	210	226,856
Mirai Corp. REIT	207	116,061
Mitsubishi Estate Co. Ltd.	188,600	3,455,629
Mitsui Fudosan Co. Ltd.	133,100	3,309,573
Mitsui Fudosan Logistics Park, Inc. REIT	37	164,035
Mori Hills REIT Investment Corp. REIT	206	333,708
Mori Trust Sogo Reit, Inc. REIT	120	215,542
Nippon Accommodations Fund, Inc. REIT	74	464,907
Nippon Building Fund, Inc. REIT	193	1,448,690
Nippon Prologis REIT, Inc. REIT	281	753,627
NIPPON REIT Investment Corp. REIT	70	309,698
Nomura Real Estate Holdings, Inc.	17,900	432,339
Nomura Real Estate Master Fund, Inc. REIT	613	1,118,413
Open House Co. Ltd.	8,800	235,368
Orix JREIT, Inc. REIT	378	830,834
Premier Investment Corp. REIT	186	277,531
Relo Group, Inc.	16,900	447,076
Sekisui House Reit, Inc. REIT	588	519,755
Starts Corp., Inc.	4,100	99,290
Sumitomo Realty & Development Co. Ltd.	64,100	2,232,466
Takara Leben Co. Ltd.	11,300	50,149
TOC Co. Ltd.	7,000	56,059
Tokyo Tatemono Co. Ltd.	29,300	445,747
Tokyu Fudosan Holdings Corp.	83,900	575,371
Tokyu REIT, Inc. REIT	120	229,239
United Urban Investment Corp. REIT	410	797,461
Unizo Holdings Co. Ltd.	3,600	161,246

		33,010,822

Jersey Island — 0.1%
Atrium European Real Estate Ltd.*	18,700	73,402

	Number of Shares	Value
Luxembourg — 0.9%
Aroundtown SA	120,617	$1,048,246
Grand City Properties SA	14,075	326,833

		1,375,079

Malaysia — 0.5%
Axis Real Estate Investment Trust REIT	84,489	36,009
Capitaland Malaysia Mall Trust REIT	63,600	15,837
Eastern & Oriental Bhd	98,800	13,247
Eco World Development Group Bhd*	73,300	11,320
Eco World International Bhd*	47,900	10,551
IGB Bhd	18,633	14,366
IGB Real Estate Investment Trust REIT	204,000	93,782
IOI Properties Group Bhd	209,625	57,720
KLCCP Stapled Group (a)	30,100	57,656
KSL Holdings Bhd*	28,800	5,275
Land & General Bhd	129,400	4,493
LBS Bina Group Bhd	62,300	7,384
Mah Sing Group Bhd	78,300	13,030
Matrix Concepts Holdings Bhd	58,196	26,336
MKH Bhd	19,200	6,896
MRCB-QUILL REIT	64,100	15,348
Paramount Corp. Bhd	27,440	8,147
Pavilion Real Estate Investment Trust REIT	54,400	23,445
Sime Darby Property Bhd	343,146	64,496
SP Setia Bhd Group	134,505	41,867
Sunway Bhd	248,061	104,534
Sunway Real Estate Investment Trust REIT	126,600	56,381
Tropicana Corp. Bhd	29,561	6,582
UEM Sunrise Bhd*	83,100	14,127
UOA Development Bhd	41,200	19,828
YNH Property Bhd*	50,100	30,709
YTL Hospitality REIT	93,800	30,320

		789,686

Mexico — 1.1%
CFE Capital S de RL de CV REIT	121,258	176,925
Corp. Inmobiliaria Vesta SAB de CV	77,057	130,249
Fibra Uno Administracion SA de CV REIT	536,424	821,460
Macquarie Mexico Real Estate Management SA de CV REIT, 144A	108,516	151,267
PLA Administradora Industrial S de RL de CV REIT	105,221	171,920
Prologis Property Mexico SA de CV REIT	48,412	102,952

		1,554,773

Netherlands — 0.1%
Wereldhave NV REIT (b)	5,456	130,543

New Zealand — 0.6%
Argosy Property Ltd.	116,512	105,453
Goodman Property Trust REIT	143,394	196,515
Kiwi Property Group Ltd.	198,477	201,296
Precinct Properties New Zealand Ltd.	138,571	161,442
Property for Industry Ltd.	70,267	105,770
Vital Healthcare Property Trust REIT	50,822	87,265

		857,741

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
Norway — 0.3%
Entra ASA, 144A	19,145	$291,033
Norwegian Property ASA	31,272	47,199
Olav Thon Eiendomsselskap ASA	4,205	71,867
Selvaag Bolig ASA	6,045	41,680

		451,779

Philippines — 2.6%
8990 Holdings, Inc.*	96,600	28,249
Altus San Nicolas Corp.*(c)	2,036	208
Ayala Corp.	40,255	638,503
Ayala Land, Inc.	1,061,396	950,379
Belle Corp.	508,000	20,394
DoubleDragon Properties Corp.*	80,770	31,154
Filinvest Development Corp.	106,640	28,079
Filinvest Land, Inc.	1,119,000	33,913
GT Capital Holdings, Inc.	12,941	227,801
Megaworld Corp.	1,764,600	153,836
Robinsons Land Corp.	158,961	81,960
SM Prime Holdings, Inc.	1,989,357	1,526,811
Vista Land & Lifescapes, Inc.	541,700	81,018

		3,802,305

Poland — 0.1%
Atal SA	771	7,274
Develia SA	63,044	40,299
Dom Development SA	1,100	26,775
Echo Investment SA	25,535	30,817
Globe Trade Centre SA	25,244	60,414
MLP Group SA*	1,310	16,614

		182,193

Romania — 0.3%
NEPI Rockcastle PLC	46,218	391,180

Russia — 0.1%
PIK Group PJSC	36,260	217,605

Singapore — 6.3%
AIMS APAC REIT	69,900	73,097
Ascendas Hospitality Trust	100,000	82,636
Ascendas India Trust	100,900	114,370
Ascendas Real Estate Investment Trust REIT (a)	388,874	847,449
Ascott Residence Trust REIT	159,200	157,168
Bukit Sembawang Estates Ltd.	21,100	74,528
Cache Logistics Trust REIT	139,800	73,097
CapitaLand Commercial Trust REIT	357,720	525,809
CapitaLand Ltd.	456,651	1,228,912
CapitaLand Mall Trust REIT	355,101	654,397
CapitaLand Retail China Trust REIT	98,041	113,997
CDL Hospitality Trusts (a)	100,100	118,587
City Developments Ltd.	62,498	472,580
Cromwell European Real Estate Investment Trust REIT	154,400	87,674
ESR REIT	261,785	102,421
Far East Hospitality Trust (a)	119,800	64,830
First Real Estate Investment Trust REIT	70,500	53,102
Frasers Centrepoint Trust REIT	93,100	187,909
Frasers Commercial Trust REIT (c)	109,900	134,216

	Number of Shares	Value
Singapore (Continued)
Frasers Hospitality Trust (a)	100,000	$51,921
Frasers Logistics & Industrial Trust REIT	219,147	198,722
Frasers Property Ltd.	50,000	62,891
GuocoLand Ltd.	40,000	59,381
Ho Bee Land Ltd.	29,900	51,821
Keppel REIT	249,900	224,781
Keppel DC REIT	162,955	238,334
Keppel Pacific Oak US REIT	70,097	53,975
Lippo Malls Indonesia Retail Trust REIT	229,900	40,350
Manulife US Real Estate Investment Trust REIT	187,326	180,770
Mapletree Commercial Trust REIT	268,870	464,027
Mapletree Industrial Trust REIT	186,588	342,488
Mapletree Logistics Trust REIT	338,200	417,974
Mapletree North Asia Commercial Trust REIT	290,000	250,247
OUE Commercial Real Estate Investment Trust REIT	387,439	158,665
Parkway Life Real Estate Investment Trust REIT	50,100	119,072
Prime US REIT*	102,900	101,356
Soilbuild Business Space REIT	128,536	49,348
SPH REIT	119,900	92,942
Starhill Global REIT	190,000	100,040
Suntec Real Estate Investment Trust REIT	262,200	352,808
United Industrial Corp. Ltd.	28,000	59,790
UOL Group Ltd.	64,717	367,256
Wing Tai Holdings Ltd.	66,300	95,029
Yanlord Land Group Ltd.	77,700	66,481

		9,367,248

South Africa — 1.1%
Attacq Ltd. REIT	89,072	78,112
Equites Property Fund Ltd. REIT	60,620	83,237
Fortress REIT Ltd., Class B REIT	135,857	74,915
Growthpoint Properties Ltd. REIT	342,974	533,900
Hyprop Investments Ltd. REIT	32,072	129,006
Redefine Properties Ltd. REIT (b)	695,144	390,434
Resilient REIT Ltd. REIT	39,188	178,383
SA Corporate Real Estate Ltd. REIT	269,420	59,389
Vukile Property Fund Ltd. REIT	110,530	148,600

		1,675,976

South Korea — 0.1%
Korea Asset In Trust Co. Ltd.	7,179	21,546
Korea Real Estate Investment & Trust Co. Ltd.	19,281	35,178
Shinhan Alpha REIT Co. Ltd. REIT	4,676	32,819
SK D&D Co. Ltd.	990	24,768

		114,311

Spain — 1.0%
Aedas Homes SAU, 144A*	3,198	72,991
Inmobiliaria Colonial Socimi SA REIT	36,202	457,042
Lar Espana Real Estate Socimi SA REIT	11,734	101,951
Merlin Properties Socimi SA REIT	49,768	711,719

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
Spain (Continued)
Neinor Homes SA, 144A*(b)	7,605	$96,179

		1,439,882

Sweden — 3.8%
Atrium Ljungberg AB, Class B	6,492	140,391
Castellum AB	34,926	747,986
Catena AB	3,198	132,301
Corem Property Group AB, Class B	20,264	50,807
Dios Fastigheter AB	12,134	104,580
Fabege AB	37,735	590,142
Fastighets AB Balder, Class B*	13,226	551,305
FastPartner AB*	7,051	69,242
Heba Fastighets AB, Class B	5,043	42,990
Hembla AB*	5,035	112,828
Hemfosa Fastigheter AB (b)	22,816	278,402
Hufvudstaden AB, Class A	16,339	297,689
JM AB	7,515	205,694
Klovern AB, Class B	63,845	124,460
Kungsleden AB	24,677	236,274
L E Lundbergforetagen AB, Class B	10,153	402,635
Nyfosa AB*	23,627	178,459
Pandox AB	11,097	241,714
Platzer Fastigheter Holding AB, Class B	8,507	96,871
Sagax AB, Class B	19,646	260,656
Sagax AB, Class D	13,334	48,894
Wallenstam AB, Class B	27,782	314,908
Wihlborgs Fastigheter AB	18,588	311,478

		5,540,706

Switzerland — 1.6%
Allreal Holding AG*	1,945	372,515
Mobimo Holding AG*	900	258,468
PSP Swiss Property AG	4,905	638,556
Swiss Prime Site AG	10,277	1,085,957

		2,355,496

Taiwan — 0.9%
Cathay No. 1 REIT	201,502	115,972
Cathay No. 2 REIT	106,706	60,504
Cathay Real Estate Development Co. Ltd.	73,712	50,252
Chong Hong Construction Co. Ltd.	28,721	77,096
Farglory Land Development Co. Ltd.	26,524	33,252
Fubon No. 1 REIT	53,595	28,563
Fubon No. 2 REIT	76,146	34,541
Highwealth Construction Corp.	134,038	204,502
Hong Pu Real Estate Development Co. Ltd.	16,526	11,835
Huaku Development Co. Ltd.	34,625	106,676
Huang Hsiang Construction Corp.	10,500	13,009
Hung Sheng Construction Ltd.*	80,098	58,937
KEE TAI Properties Co. Ltd.	33,046	13,647
Kindom Development Co. Ltd.	32,703	33,174
Kuoyang Construction Co. Ltd.	58,046	28,252
O-Bank No1 Real Estate Investment Trust REIT	22,357	6,969
Prince Housing & Development Corp.	190,050	69,765
Radium Life Tech Co. Ltd.	70,559	27,173
Ruentex Development Co. Ltd.*	99,263	148,355

	Number of Shares	Value
Taiwan (Continued)
Shin Kong No.1 REIT	143,639	$83,800
Shining Building Business Co. Ltd.*	33,376	11,596
Sinyi Realty, Inc.	37,310	38,398
Taiwan Land Development Corp.*	79,569	22,637

		1,278,905

Thailand — 1.9%
Amata Corp. PCL, NVDR	129,800	91,065
Ananda Development PCL, NVDR	210,000	20,293
AP Thailand PCL, NVDR	320,500	72,654
Bangkok Land PCL, NVDR	1,843,600	78,704
Central Pattana PCL, NVDR	448,700	924,351
Frasers Property Thailand PCL, NVDR	39,900	19,939
Golden Land Property Development PCL, NVDR	174,300	48,741
Golden Ventures Leasehold Real Estate Investment Trust REIT*	12,700	6,725
Grand Canal Land PCL, NVDR*	228,900	18,029
IMPACT Growth Real Estate Investment Trust REIT	157,300	134,044
Land & Houses PCL, NVDR	1,130,200	366,541
LH Hotel Leasehold Real Estate Investment Trust, Class F REIT	10,900	7,106
LPN Development PCL, NVDR	189,900	28,908
MBK PCL, NVDR	149,100	110,033
Noble Development PCL, NVDR	28,400	16,447
Origin Property PCL, NVDR	140,000	31,968
Platinum Group PCL, NVDR	240,000	34,152
Principal Capital PCL, NVDR*	229,800	34,374
Property Perfect PCL, NVDR	1,113,300	30,580
Pruksa Holding PCL, NVDR	110,000	56,424
Quality Houses PCL, NVDR	1,114,000	98,801
Sansiri PCL, NVDR	2,187,900	80,370
SC Asset Corp. PCL, NVDR	229,800	17,643
Siam Future Development PCL, NVDR	169,640	30,035
Singha Estate PCL, NVDR	459,600	44,717
Supalai PCL, NVDR	190,000	109,407
U City PCL, NVDR*	380,600	24,183
Univentures PCL, NVDR	80,000	16,679
WHA Corp. PCL, NVDR	1,126,400	157,307
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust, Class F REIT	199,900	113,123

		2,823,343

Turkey — 0.1%
AKIS Gayrimenkul Yatirimi AS REIT	21,984	14,660
Alarko Gayrimenkul Yatirim Ortakligi AS REIT	1,408	19,391
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	290,232	73,777
Is Gayrimenkul Yatirim Ortakligi AS REIT*	65,352	12,858
Torunlar Gayrimenkul Yatirim Ortakligi AS REIT*	25,989	10,633
Yeni Gimat Gayrimenkul Ortakligi AS	18,157	39,169

		170,488

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
United Kingdom — 6.5%
Assura PLC REIT	336,859	$330,282
Big Yellow Group PLC REIT	22,777	325,556
British Land Co. PLC REIT	120,782	899,270
Capital & Counties Properties PLC	86,756	272,019
Derwent London PLC REIT	14,373	687,513
Empiric Student Property PLC REIT	82,786	103,871
Grainger PLC	82,857	303,950
Great Portland Estates PLC REIT	31,862	342,402
Hammerson PLC REIT	104,606	402,135
Hansteen Holdings PLC REIT	58,207	78,001
Intu Properties PLC REIT*(b)	111,030	50,266
Land Securities Group PLC REIT	94,163	1,167,331
LondonMetric Property PLC REIT	115,663	347,993
Primary Health Properties PLC REIT	154,906	294,946
Safestore Holdings PLC REIT	29,098	284,546
Savills PLC	19,175	245,549
Segro PLC REIT	149,030	1,723,368
Shaftesbury PLC REIT	20,202	237,011
St. Modwen Properties PLC	26,642	157,489
Tritax Big Box REIT PLC REIT	233,640	447,881
UNITE Group PLC REIT	39,288	635,747
Workspace Group PLC REIT	17,040	244,878

		9,582,004

United States — 0.0%
Eagle Hospitality Trust REIT*	98,500	51,712

TOTAL COMMON STOCKS (Cost $142,342,152)		146,228,599

PREFERRED STOCKS — 0.1%
Sweden — 0.1%
Hemfosa Fastigheter AB	1,500	29,226
Klovern AB	2,299	87,664

		116,890

TOTAL PREFERRED STOCKS (Cost $113,617)		116,890

RIGHTS — 0.0%
Greece — 0.0%
LAMDA Development SA*, expires 12/16/19	5,354	3,592

Thailand — 0.0%
Property Perfect PCL, NVDR*, expires 12/31/19 (c)	118,087	0

TOTAL RIGHTS (Cost $0)		3,592

WARRANTS — 0.0%
Malaysia — 0.0%
Paramount Corp. Bhd*, expires 7/28/24 (Cost $0)	7,840	319

	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 0.3%
iShares Global REIT ETF (b)	1,500	$42,540
Vanguard Global ex-U.S. Real Estate ETF	8,138	492,023

TOTAL EXCHANGE-TRADED FUNDS (Cost $527,281)		534,563

SECURITIES LENDING COLLATERAL — 1.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.53% (d)(e) (Cost $1,429,000)	1,429,000	1,429,000

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 1.58% (d) (Cost $147,430)	147,430	147,430

TOTAL INVESTMENTS — 100.6% (Cost $144,559,480)		$148,460,393
Other assets and liabilities, net — (0.6%)		(880,325)

NET ASSETS — 100.0%		$147,580,068

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

November 30, 2019 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2019 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2019	Value ($) at 11/30/2019
SECURITIES LENDING COLLATERAL — 1.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.53% (d)(e)
412,237	1,016,763	(f)	—	—	—	7,583	—	1,429,000	1,429,000

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 1.58% (d)
76,925	14,506,331		(14,435,826)	—	—	2,731	—	147,430	147,430

489,162	15,523,094		(14,435,826)	—	—	10,314	—	1,576,430	1,576,430

*	Non-income producing security.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2019 amounted to $1,840,158, which is 1.2% of net assets.

(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $631,803.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2019.

NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At November 30, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
MSCI EAFE Futures	USD	5	$479,735	$494,325	12/20/2019	$14,590

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers International Real Estate ETF (Continued)

November 30, 2019 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (h)	$145,920,807	$—	$307,792	$146,228,599
Preferred Stocks	116,890	—	—	116,890
Rights (h)	3,592	—	0	3,592
Warrants	319	—	—	319
Exchange-Traded Funds	534,563	—	—	534,563
Short-Term Investments (h)	1,576,430	—	—	1,576,430
Derivatives (i)
Futures Contracts	14,590	—	—	14,590

TOTAL	$148,167,191	$—	$307,792	$148,474,983

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the period ended November 30, 2019, the amount of transfers from Level 1 to Level 3 was $168,093 and between Level 3 and Level 1 was $6,381. The investments were transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity. The investments were transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs.

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers Japan JPX-Nikkei 400 Equity ETF

November 30, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.0%
Communication Services — 8.1%
Akatsuki, Inc.	100	$5,853
Capcom Co. Ltd.	700	16,792
COLOPL, Inc.	500	5,666
CyberAgent, Inc.	900	31,066
Daiichikosho Co. Ltd.	300	14,848
DeNA Co. Ltd.	900	14,481
Dentsu, Inc.	1,600	58,004
Dip Corp.	300	8,588
GungHo Online Entertainment, Inc.	440	9,466
Hakuhodo DY Holdings, Inc.	2,300	37,154
Kakaku.com, Inc.	1,200	28,940
KDDI Corp.	12,400	355,434
Konami Holdings Corp.	600	26,409
Mixi, Inc.	500	9,552
Nexon Co. Ltd.*	4,600	62,714
Nintendo Co. Ltd.	1,050	406,059
Nippon Telegraph & Telephone Corp.	8,400	423,950
Nippon Television Holdings, Inc.	1,500	19,697
NTT DOCOMO, Inc.	12,200	334,550
SoftBank Group Corp.	7,900	306,809
Square Enix Holdings Co. Ltd.	700	34,581
Toho Co. Ltd.	1,000	40,590
Z Holdings Corp.	22,600	77,803

		2,329,006

Consumer Discretionary — 15.3%
ABC-Mart, Inc.	300	19,971
Aisin Seiki Co. Ltd.	1,300	49,146
Bandai Namco Holdings, Inc.	1,700	103,031
Bic Camera, Inc.	800	8,730
Bridgestone Corp.	5,100	203,748
Casio Computer Co. Ltd.	1,400	26,681
Daikyonishikawa Corp.	600	4,613
Denso Corp.	3,700	165,150
Fast Retailing Co. Ltd.	220	133,977
Fujitsu General Ltd.	500	9,492
Goldwin, Inc.	300	21,669
Haseko Corp.	2,100	27,000
Hikari Tsushin, Inc.	200	46,608
Honda Motor Co. Ltd.	13,300	372,487
Iida Group Holdings Co. Ltd.	1,300	23,089
Isuzu Motors Ltd.	5,100	59,634
Izumi Co. Ltd.	400	15,414
J. Front Retailing Co. Ltd.	2,100	27,576
Koito Manufacturing Co. Ltd.	1,000	51,502
KOMEDA Holdings Co. Ltd.	300	5,830
K’s Holdings Corp.	1,500	18,437
Marui Group Co. Ltd.	1,400	33,674
Mazda Motor Corp.	5,200	46,060
McDonald’s Holdings Co. Japan Ltd.	700	34,581
NGK Spark Plug Co. Ltd.	1,400	28,010
Nifco, Inc.	700	19,240
Nikon Corp.	2,900	39,749
Nitori Holdings Co. Ltd.	700	109,625
Nojima Corp.	300	6,210
Oriental Land Co. Ltd.	1,700	235,106

	Number of Shares	Value
Consumer Discretionary (Continued)
PALTAC CORPORATION	300	$14,848
Pan Pacific International Holdings Corp.	4,000	64,798
Panasonic Corp.	18,800	177,167
Pressance Corp.	400	6,414
Rakuten, Inc.	7,400	64,127
Resorttrust, Inc.	700	11,742
Rinnai Corp.	300	23,012
Ryohin Keikaku Co. Ltd.	2,300	52,360
Sekisui Chemical Co. Ltd.	3,500	60,885
Sekisui House Ltd.	5,700	123,098
Seria Co. Ltd.	400	10,523
Shimamura Co. Ltd.	200	16,035
Shimano, Inc.	600	96,977
Skylark Holdings Co. Ltd.	1,700	33,966
Sony Corp.	7,200	453,920
Stanley Electric Co. Ltd.	1,100	30,436
Starts Corp., Inc.	200	4,843
Subaru Corp.	5,200	136,114
Sumitomo Electric Industries Ltd.	6,100	91,018
Sumitomo Forestry Co. Ltd.	1,400	20,225
Sumitomo Rubber Industries Ltd.	1,500	19,053
Suzuki Motor Corp.	3,300	146,332
T-Gaia Corp.	100	2,390
Tomy Co. Ltd.	600	7,298
Topre Corp.	500	7,853
Toyoda Gosei Co. Ltd.	600	14,010
Toyota Boshoku Corp.	600	9,440
Toyota Industries Corp.	1,400	82,203
Toyota Motor Corp.	6,446	449,590
TPR Co. Ltd.	400	7,594
TS Tech Co. Ltd.	400	12,419
United Arrows Ltd.	200	6,009
USS Co. Ltd.	1,900	36,817
Workman Co. Ltd.	200	16,546
Yamaha Corp.	1,000	55,063
Yamaha Motor Co. Ltd.	2,200	45,945
Yokohama Rubber Co. Ltd.	900	18,533
Zensho Holdings Co. Ltd.	700	15,967
ZOZO, Inc.	1,600	31,836

		4,423,446

Consumer Staples — 9.1%
Aeon Co. Ltd.	6,400	130,501
Ain Holdings, Inc.	200	12,419
Ajinomoto Co., Inc.	3,600	59,962
Ariake Japan Co. Ltd.	200	14,263
Asahi Group Holdings Ltd.	3,600	173,113
Calbee, Inc.	800	25,751
Cosmos Pharmaceutical Corp.	100	20,162
Create SD Holdings Co. Ltd. (a)	300	7,243
Ezaki Glico Co. Ltd.	500	22,920
FamilyMart Co. Ltd.	1,300	30,675
Japan Tobacco, Inc.	9,700	220,954
Kao Corp.	4,000	314,565
Kewpie Corp.	800	17,774
Kikkoman Corp.	1,200	60,268
Kirin Holdings Co. Ltd.	7,100	157,093

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers Japan JPX-Nikkei 400 Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
Consumer Staples (Continued)
Kobayashi Pharmaceutical Co. Ltd.	500	$41,001
Kobe Bussan Co. Ltd.	600	18,601
Kose Corp.	300	47,749
Kusuri no Aoki Holdings Co. Ltd.	200	15,213
Lawson, Inc.	400	21,770
Lion Corp.	2,200	44,297
Maruha Nichiro Corp.	300	7,912
Matsumotokiyoshi Holdings Co. Ltd.	700	26,719
MEIJI Holdings Co. Ltd.	1,100	74,733
Morinaga & Co. Ltd.	400	20,382
NH Foods Ltd.	700	29,340
Nichirei Corp.	900	20,899
Nippon Suisan Kaisha Ltd.	2,400	14,399
Nissin Foods Holdings Co. Ltd.	700	52,415
Pigeon Corp.	1,000	46,480
Pola Orbis Holdings, Inc.	800	19,710
Seven & i Holdings Co. Ltd.	6,500	242,051
Shiseido Co. Ltd.	3,300	238,211
Sugi Holdings Co. Ltd.	300	16,848
Sundrug Co. Ltd.	600	21,039
Suntory Beverage & Food Ltd.	1,100	47,713
Toyo Suisan Kaisha Ltd.	800	34,481
Tsuruha Holdings, Inc.	400	47,594
Unicharm Corp.	3,200	104,758
Welcia Holdings Co. Ltd.	500	30,636
Yakult Honsha Co. Ltd.	1,200	70,350
Yaoko Co. Ltd.	200	9,314

		2,632,278

Energy — 1.0%
Cosmo Energy Holdings Co. Ltd.	600	12,941
Idemitsu Kosan Co. Ltd.	1,900	51,842
Inpex Corp.	8,800	85,903
Iwatani Corp.	400	13,351
JXTG Holdings, Inc.	26,000	115,529
Modec, Inc.	200	4,518

		284,084

Financials — 10.4%
AEON Financial Service Co. Ltd.	900	13,601
Aozora Bank Ltd.	900	22,913
Chiba Bank Ltd.	5,500	31,340
Concordia Financial Group Ltd.	10,500	42,571
Dai-ichi Life Holdings, Inc.	9,400	151,330
Daiwa Securities Group, Inc.	12,800	64,871
Financial Products Group Co. Ltd.	300	2,986
Fuyo General Lease Co. Ltd.	200	13,204
Japan Exchange Group, Inc.	4,800	81,571
Matsui Securities Co. Ltd.	900	7,347
Mebuki Financial Group, Inc.	8,500	21,966
Mitsubishi UFJ Financial Group, Inc.	84,200	444,489
Mitsubishi UFJ Lease & Finance Co. Ltd.	4,100	26,320
Mizuho Financial Group, Inc.	226,000	349,185
MS&AD Insurance Group Holdings, Inc.	4,400	142,274
Nomura Holdings, Inc.	29,200	149,506
Orient Corp.	4,400	6,388
ORIX Corp.	10,400	170,231

	Number of Shares	Value
Financials (Continued)
Resona Holdings, Inc.	17,800	$75,436
SBI Holdings, Inc.	1,900	39,437
Seven Bank Ltd.	5,100	15,788
Shinsei Bank Ltd.	1,100	17,307
Sompo Holdings, Inc.	3,100	122,177
Sony Financial Holdings, Inc.	1,300	30,153
Sumitomo Mitsui Financial Group, Inc.	11,200	407,970
Sumitomo Mitsui Trust Holdings, Inc.	3,200	122,349
T&D Holdings, Inc.	5,100	59,984
Tokio Marine Holdings, Inc.	5,900	320,672
Tokyo Century Corp.	400	21,331
Zenkoku Hosho Co. Ltd.	500	20,044

		2,994,741

Health Care — 10.1%
Alfresa Holdings Corp.	1,700	35,099
Asahi Intecc Co. Ltd.	1,900	55,347
Astellas Pharma, Inc.	14,800	252,388
Chugai Pharmaceutical Co. Ltd.	1,800	157,103
Daiichi Sankyo Co. Ltd.	4,800	300,773
Eisai Co. Ltd.	2,000	148,114
Hisamitsu Pharmaceutical Co., Inc.	500	24,518
Hoya Corp.	3,400	310,163
Japan Lifeline Co. Ltd.	400	5,563
Kaken Pharmaceutical Co. Ltd.	300	16,136
Kyowa Kirin Co. Ltd.	1,700	36,062
M3, Inc.	3,500	96,201
Medipal Holdings Corp.	1,800	38,594
Mitsubishi Tanabe Pharma Corp.	2,000	36,581
Nihon Kohden Corp.	800	21,675
Nippon Shinyaku Co. Ltd.	400	36,088
Olympus Corp.	9,300	137,916
Ono Pharmaceutical Co. Ltd.	3,800	85,189
Otsuka Holdings Co. Ltd.	3,200	139,501
PeptiDream, Inc.*	800	36,745
Santen Pharmaceutical Co. Ltd.	3,100	58,031
Sawai Pharmaceutical Co. Ltd.	400	23,596
Shionogi & Co. Ltd.	2,200	129,336
Ship Healthcare Holdings, Inc.	300	12,451
Sumitomo Dainippon Pharma Co. Ltd.	1,200	22,650
Sysmex Corp.	1,200	83,138
Takeda Pharmaceutical Co. Ltd.	10,800	439,357
Terumo Corp.	4,700	164,850

		2,903,165

Industrials — 23.2%
AGC, Inc.	1,600	58,369
Aica Kogyo Co. Ltd.	500	15,912
Amada Holdings Co. Ltd.	2,500	27,851
ANA Holdings, Inc.	2,900	98,697
Benefit One, Inc.	600	13,078
Central Japan Railway Co.	1,400	282,467
COMSYS Holdings Corp.	900	26,011
Daifuku Co. Ltd.	900	52,351
Daikin Industries Ltd.	2,200	316,309
DMG Mori Co. Ltd.	900	14,234
East Japan Railway Co.	3,000	275,865

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers Japan JPX-Nikkei 400 Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
en-japan, Inc.	300	$13,999
FANUC Corp.	1,600	305,433
Fuji Electric Co. Ltd.	1,100	33,851
Furukawa Electric Co. Ltd.	500	13,743
Hankyu Hanshin Holdings, Inc.	2,100	90,129
Harmonic Drive Systems, Inc.	300	13,026
Hazama Ando Corp.	1,000	8,072
Hino Motors Ltd.	2,100	20,538
Hitachi Construction Machinery Co. Ltd.	800	21,083
Hitachi Transport System Ltd.	400	11,378
IHI Corp.	1,200	27,976
ITOCHU Corp.	11,500	250,772
Japan Airlines Co. Ltd.	2,900	90,090
Japan Airport Terminal Co. Ltd.	500	25,979
JTEKT Corp.	1,600	19,870
Kajima Corp.	4,200	55,343
Kanamoto Co. Ltd.	300	8,547
Kanematsu Corp.	800	10,213
Kawasaki Heavy Industries Ltd.	1,300	29,179
Keihan Holdings Co. Ltd.	900	43,969
Keio Corp.	900	57,693
Keisei Electric Railway Co. Ltd.	1,200	49,420
Kintetsu Group Holdings Co. Ltd.	1,600	90,439
Komatsu Ltd.	7,700	180,494
Kubota Corp.	8,800	135,684
Kumagai Gumi Co. Ltd.	300	8,849
Kyowa Exeo Corp.	800	20,820
Kyudenko Corp.	400	12,857
Maeda Corp.	1,300	11,657
Makita Corp.	2,200	72,724
Marubeni Corp.	17,200	126,939
Meitec Corp.	200	10,574
MINEBEA MITSUMI, Inc.	3,100	60,126
MISUMI Group, Inc.	2,000	49,493
Mitsubishi Corp.	11,700	306,202
Mitsubishi Electric Corp.	16,700	230,500
Mitsubishi Heavy Industries Ltd.	2,800	107,081
Mitsui & Co. Ltd.	14,600	258,576
MonotaRO Co. Ltd.	1,200	33,750
Nabtesco Corp.	900	27,614
Nagoya Railroad Co. Ltd.	1,700	54,100
NGK Insulators Ltd.	2,000	32,965
Nichias Corp.	500	11,953
Nidec Corp.	2,000	295,681
Nihon M&A Center, Inc.	1,200	39,942
Nippo Corp.	500	10,232
Nippon Express Co. Ltd.	600	38,024
Nippon Steel Trading Corp.	200	9,186
Nishimatsu Construction Co. Ltd.	400	8,723
Nissin Electric Co. Ltd.	300	3,145
NSK Ltd.	3,400	32,848
Obara Group, Inc.	100	3,534
Obayashi Corp.	5,200	55,082
Odakyu Electric Railway Co. Ltd.	2,500	61,433
OSG Corp.	900	18,352
Outsourcing, Inc.	900	9,846
Park24 Co. Ltd.	900	21,738

	Number of Shares	Value
Industrials (Continued)
Penta-Ocean Construction Co. Ltd.	2,300	$13,253
Persol Holdings Co. Ltd.	1,600	29,411
Pilot Corp.	300	11,533
Recruit Holdings Co. Ltd.	11,500	416,063
Sankyu, Inc.	500	25,751
Sanwa Holdings Corp.	1,700	18,644
Secom Co. Ltd.	1,700	144,479
Seibu Holdings, Inc.	2,100	36,991
Shimizu Corp.	5,400	51,678
SMC Corp.	500	226,509
SMS Co. Ltd.	600	16,240
Sohgo Security Services Co. Ltd.	600	31,175
Sojitz Corp.	8,400	26,387
Sotetsu Holdings, Inc.	700	19,336
Sumitomo Corp.	10,500	158,109
Sumitomo Heavy Industries Ltd.	1,000	28,582
Sumitomo Mitsui Construction Co. Ltd.	900	4,931
Taisei Corp.	1,800	70,596
Takeuchi Manufacturing Co. Ltd.	300	4,627
TechnoPro Holdings, Inc.	300	19,943
THK Co. Ltd.	1,000	28,080
Tobu Railway Co. Ltd.	1,700	62,172
Toda Corp.	2,200	13,460
TOKAI Holdings Corp.	800	7,882
Tokyu Construction Co. Ltd.	500	3,557
Tokyu Corp.	4,300	84,775
TOTO Ltd.	1,200	52,488
Toyota Tsusho Corp.	1,800	62,871
UT Group Co. Ltd.	200	5,662
West Japan Railway Co.	1,500	132,002
Yamato Holdings Co. Ltd.	2,800	47,864

		6,687,661

Information Technology — 11.4%
Advantest Corp.	1,300	63,510
Alps Alpine Co. Ltd.	1,500	33,846
Azbil Corp.	1,000	28,308
Brother Industries Ltd.	2,200	43,594
Canon, Inc.	9,000	249,018
Daiwabo Holdings Co. Ltd.	100	4,940
Digital Garage, Inc.	300	11,396
Disco Corp.	200	43,138
Elecom Co. Ltd.	200	7,543
Fujitsu Ltd.	1,600	145,389
GMO Payment Gateway, Inc.	300	21,258
Hamamatsu Photonics KK	1,100	44,548
Hirose Electric Co. Ltd.	305	37,488
Hitachi High-Technologies Corp.	600	39,120
Hitachi Ltd.	8,100	318,053
Horiba Ltd.	300	19,697
Itochu Techno-Solutions Corp.	800	21,353
Keyence Corp.	1,300	444,453
Konica Minolta, Inc.	3,300	21,606
Kyocera Corp.	2,400	163,207
Lasertec Corp.	300	25,888
Murata Manufacturing Co. Ltd.	4,900	283,861
NEC Corp.	2,000	79,901

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers Japan JPX-Nikkei 400 Equity ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
Information Technology (Continued)
Nihon Unisys Ltd.	500	$16,072
Nomura Research Institute Ltd.	2,700	56,929
NS Solutions Corp.	300	10,383
NTT Data Corp.	4,500	61,310
Obic Co. Ltd.	600	79,609
Omron Corp.	1,500	88,074
Oracle Corp.	300	27,587
Otsuka Corp.	900	36,038
Renesas Electronics Corp.*	7,900	51,436
SCREEN Holdings Co. Ltd.	300	20,902
SCSK Corp.	400	20,930
Seiko Epson Corp.	2,100	31,948
Shimadzu Corp.	2,000	60,177
SUMCO Corp.	2,000	30,883
Taiyo Yuden Co. Ltd.	700	18,320
TDK Corp.	800	84,084
TIS, Inc.	600	35,613
Tokyo Electron Ltd.	1,100	227,011
Tokyo Seimitsu Co. Ltd.	300	10,766
Toshiba TEC Corp.	200	8,109
Trend Micro, Inc.	700	37,777
Ulvac, Inc. (a)	300	11,793
V Technology Co. Ltd.	100	5,415
Yaskawa Electric Corp.	1,900	69,747
Yokogawa Electric Corp.	1,600	29,265

		3,281,293

Materials — 5.7%
Air Water, Inc.	1,200	19,264
Asahi Kasei Corp.	11,000	123,500
Daicel Corp.	2,400	23,581
Denka Co. Ltd.	700	20,838
DIC Corp.	700	18,985
Dowa Holdings Co. Ltd.	400	14,300
Hitachi Chemical Co. Ltd.	800	28,783
Hitachi Metals Ltd.	1,600	22,383
JFE Holdings, Inc.	4,600	58,597
JSR Corp.	1,600	28,301
Kansai Paint Co. Ltd.	1,700	42,814
Kuraray Co. Ltd.	2,800	33,827
Mitsubishi Chemical Holdings Corp.	10,900	80,792
Mitsubishi Gas Chemical Co., Inc.	1,400	21,887
Mitsui Chemicals, Inc.	1,400	33,533
Nippon Light Metal Holdings Co. Ltd.	4,500	9,164
Nippon Paint Holdings Co. Ltd.	1,400	74,660
Nippon Steel Corp.	7,600	111,422
Nissan Chemical Corp.	900	35,627
Nitto Denko Corp.	1,200	67,282
NOF Corp.	700	23,363
Oji Holdings Corp.	6,800	38,809
Shin-Etsu Chemical Co. Ltd.	2,900	310,100
Showa Denko KK (a)	1,200	32,030
Sumitomo Chemical Co. Ltd.	12,800	57,741
Sumitomo Metal Mining Co. Ltd.	2,300	69,645
Taiheiyo Cement Corp.	1,000	28,901
Taiyo Nippon Sanso Corp.	1,400	31,155
Teijin Ltd.	1,200	22,562

	Number of Shares	Value
Materials (Continued)
Tokai Carbon Co. Ltd.	1,700	$16,703
Tokuyama Corp.	500	13,487
Toray Industries, Inc.	12,000	79,335
Tosoh Corp.	2,500	37,211
Ube Industries Ltd.	900	19,322

		1,649,904

Real Estate — 3.4%
Aeon Mall Co. Ltd.	900	14,456
Daito Trust Construction Co. Ltd.	600	73,336
Daiwa House Industry Co. Ltd.	5,300	162,083
Hulic Co. Ltd.	3,400	38,219
Ichigo, Inc.	2,100	8,342
Mitsubishi Estate Co. Ltd.	11,500	210,709
Mitsui Fudosan Co. Ltd.	8,300	206,382
Nomura Real Estate Holdings, Inc.	1,100	26,568
Open House Co. Ltd.	600	16,048
Relo Group, Inc.	900	23,809
Sumitomo Realty & Development Co. Ltd.	3,700	128,863
Tokyo Tatemono Co. Ltd.	1,800	27,384
Tokyu Fudosan Holdings Corp.	4,600	31,546

		967,745

Utilities — 1.3%
Chubu Electric Power Co., Inc.	5,100	71,067
Electric Power Development Co. Ltd.	1,200	28,764
Kansai Electric Power Co., Inc.	6,400	72,936
Kyushu Electric Power Co., Inc.	3,300	29,049
Osaka Gas Co. Ltd.	3,200	59,962
Tohoku Electric Power Co., Inc.	4,200	41,613
Tokyo Gas Co. Ltd.	3,300	79,690

		383,081

TOTAL COMMON STOCKS (Cost $28,270,449)		28,536,404

SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.53% (b)(c) (Cost $31,943)	31,943	31,943

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 1.58% (b) (Cost $29,390)	29,390	29,390

TOTAL INVESTMENTS — 99.2% (Cost $28,331,782)		$28,597,737
Other assets and liabilities, net — 0.8%		241,651

NET ASSETS — 100.0%		$28,839,388

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers Japan JPX-Nikkei 400 Equity ETF (Continued)

November 30, 2019 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2019 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2019	Value ($) at 11/30/2019
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.53% (b)(c)
90,435	—	(58,492	)(d)	—	—	2,472	—	31,943	31,943

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 1.58% (b)
2,441	484,827	(457,878)		—	—	271	—	29,390	29,390

92,876	484,827	(516,370)		—	—	2,743	—	61,333	61,333

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2019 amounted to $48,513, which is 0.2% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $24,885.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2019.

At November 30, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
JPX-Nikkei 400 Index Futures	JPY	21	$277,832	$290,713	12/12/2019	$16,565

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

JPY	Japanese Yen

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$28,536,404	$—	$—	$28,536,404
Short-Term Investments (e)	61,333	—	—	61,333
Derivatives (f)
Futures Contracts	16,565	—	—	16,565

TOTAL	$28,614,302	$—	$—	$28,614,302

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Latin America Pacific Alliance ETF

November 30, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 93.7%
Canada — 0.6%
Canacol Energy Ltd.*	1,634	$5,561
Pan American Silver Corp.	208	4,000
PetroTal Corp.*	4,311	1,310
Wheaton Precious Metals Corp.	155	4,259

		15,130

Chile — 16.6%
AES Gener SA	23,861	4,524
Aguas Andinas SA, Class A	22,489	9,169
Banco de Chile	389,893	39,476
Banco de Credito e Inversiones SA	422	18,817
Banco Santander Chile	566,311	30,157
Besalco SA	3,366	1,627
CAP SA	552	3,578
Cencosud SA	12,259	15,572
Cia Cervecerias Unidas SA	1,258	11,552
Cia Sud Americana de Vapores SA*	102,780	3,336
Colbun SA	65,848	9,352
Empresa Nacional de Telecomunicaciones SA*	1,283	7,761
Empresas CMPC SA	9,541	20,633
Empresas COPEC SA	3,698	29,330
Enel Americas SA	347,733	66,554
Enel Chile SA	238,961	17,884
Engie Energia Chile SA	4,562	5,654
Forus SA	816	1,163
Grupo Security SA	9,491	2,217
Inversiones Aguas Metropolitanas SA	3,524	3,385
Inversiones La Construccion SA	326	3,147
Itau CorpBanca	1,299,585	6,442
Latam Airlines Group SA	2,584	27,056
Parque Arauco SA	6,531	13,962
Ripley Corp. SA	7,210	2,998
SACI Falabella	7,390	29,580
Salfacorp SA	3,351	1,703
SMU SA	21,177	3,805
SONDA SA	4,143	3,513
Vina Concha y Toro SA	3,262	5,821

		399,768

Colombia — 9.3%
Banco de Bogota SA	266	6,529
Bancolombia SA	2,526	29,873
Bolsa de Valores de Colombia	457	1,600
Celsia SA ESP	5,522	6,918
Cementos Argos SA	5,210	9,165
CEMEX Latam Holdings SA*	1,998	2,534
Constructora Conconcreto SA*	3,266	415
Corp. Financiera Colombiana SA*	920	7,690
Ecopetrol SA	54,590	50,960
Grupo Argos SA	3,149	15,690
Grupo Aval Acciones y Valores SA	2,411	944
Grupo de Inversiones Suramericana SA	2,483	22,827
Grupo Energia Bogota SA ESP	30,384	18,923
Grupo Nutresa SA	2,365	17,380
Interconexion Electrica SA ESP	4,856	26,151

	Number of Shares	Value
Colombia (Continued)
Mineros SA	1,054	$957
Promigas SA ESP	1,220	2,769
Tecnoglass, Inc.	170	1,362

		222,687

Mexico — 50.1%
Alfa SAB de CV, Class A	23,194	18,265
Alsea SAB de CV*	4,103	11,144
America Movil SAB de CV, Series L	261,240	200,897
Arca Continental SAB de CV	3,490	18,520
Axtel SAB de CV, Series CPO*	5,401	853
Banco del Bajio SA, 144A	5,350	8,314
Bolsa Mexicana de Valores SAB de CV	3,541	7,721
Cemex SAB de CV, Series CPO	116,634	42,754
Coca-Cola Femsa SAB de CV	3,994	22,964
Concentradora Fibra Danhos SA de CV REIT	2,278	3,355
Concentradora Fibra Hotelera Mexicana SA de CV REIT, 144A	6,896	3,249
Concentradora Hipotecaria SAPI de CV REIT	3,639	3,733
Consorcio ARA SAB de CV	5,450	1,134
Controladora Vuela Cia de Aviacion SAB de CV, Class A*	5,045	5,362
Corp. Inmobiliaria Vesta SAB de CV	4,740	8,012
Credito Real SAB de CV SOFOM ER	2,143	2,526
El Puerto de Liverpool SAB de CV, Class C1	1,490	7,366
Fibra Uno Administracion SA de CV REIT	24,523	37,554
Fomento Economico Mexicano SAB de CV	15,138	137,740
Genomma Lab Internacional SAB de CV, Class B*	5,419	5,065
Gentera SAB de CV	8,039	7,703
Gruma SAB de CV, Class B	1,570	15,857
Grupo Aeromexico SAB de CV*	2,940	2,323
Grupo Aeroportuario del Centro Norte SAB de CV	2,485	16,544
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,741	27,935
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,589	27,182
Grupo Bimbo SAB de CV, Series A	12,355	21,409
Grupo Carso SAB de CV, Series A1	3,471	11,631
Grupo Cementos de Chihuahua SAB de CV	1,440	7,573
Grupo Comercial Chedraui SA de CV	2,810	3,897
Grupo Financiero Banorte SAB de CV, Class O	20,021	105,661
Grupo Financiero Inbursa SAB de CV, Class O	17,671	21,027
Grupo GICSA SAB de CV*	5,299	1,771
Grupo Herdez SAB de CV	1,766	3,459
Grupo Mexico SAB de CV, Series B	27,021	70,761
Grupo Rotoplas SAB de CV*	1,262	1,172
Grupo Televisa SAB, Series CPO	18,524	40,409
Grupo Traxion SAB de CV, 144A*	1,400	990
Hoteles City Express SAB de CV*	3,136	2,571
Industrias Penoles SAB de CV	1,071	11,382
Infraestructura Energetica Nova SAB de CV	4,062	16,700

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Latin America Pacific Alliance ETF (Continued)

November 30, 2019 (Unaudited)

	Number of Shares	Value
Mexico (Continued)
Kimberly-Clark de Mexico SAB de CV, Class A*	11,588	$22,249
La Comer SAB de CV*	4,326	5,746
Macquarie Mexico Real Estate Management SA de CV REIT, 144A	6,308	8,793
Megacable Holdings SAB de CV, Series CPO	2,485	8,821
Nemak SAB de CV, 144A	4,756	2,016
Orbia Advance Corp. SAB de CV	8,058	17,632
PLA Administradora Industrial S de RL de CV REIT	5,877	9,602
Prologis Property Mexico SA de CV REIT	3,021	6,424
Promotora y Operadora de Infraestructura SAB de CV	1,826	17,500
Qualitas Controladora SAB de CV	1,445	6,158
Regional SAB de CV	1,704	9,316
Telesites SAB de CV*	11,140	8,053
Unifin Financiera SAB de CV	1,041	1,595
Wal-Mart de Mexico SAB de CV	40,642	113,516

		1,201,906

Peru — 17.1%
Alicorp SAA	9,187	23,782
Banco BBVA Peru SA	6,157	6,085
Banco de Credito del Peru, Class C	2,635	4,069
Bolsa de Valores de Lima SAA, Class A	1,348	864
Casa Grande SAA	388	297
Cementos Pacasmayo SAA*	3,197	5,972
Cia de Minas Buenaventura SAA, ADR (a)	3,002	46,141
Corp. Aceros Arequipa SA	2,347	601
Credicorp Ltd.	932	196,829
Enel Distribucion Peru SAA	1,464	2,950
Ferreycorp SAA	14,022	8,827
Grana y Montero SAA*	9,526	4,035
Hochschild Mining PLC	3,416	7,202
InRetail Peru Corp., 144A	413	14,537
Intercorp Financial Services, Inc.	476	19,016
Luz del Sur SAA	1,294	9,132
Minsur SA	7,089	3,086
Refineria La Pampilla SAA Relapasa*	18,032	504
Sociedad Minera Cerro Verde SAA	287	5,169
Southern Copper Corp.	1,154	43,887
Union Andina de Cementos SAA	8,415	4,951
Volcan Cia Minera SAA*	33,234	3,353

		411,289

TOTAL COMMON STOCKS (Cost $2,332,426)		2,250,780

PREFERRED STOCKS — 6.1%
Chile — 1.3%
Embotelladora Andina SA, Class B	3,043	7,731
Sociedad Quimica y Minera de Chile SA, Class B	973	23,031

		30,762

Colombia — 4.7%
Banco Davivienda SA	1,136	14,182

	Number of Shares	Value
Colombia (Continued)
Bancolombia SA	4,976	$61,191
Cementos Argos SA	2,412	3,655
Grupo Argos SA	2,275	8,611
Grupo Aval Acciones y Valores SA	42,300	16,983
Grupo de Inversiones Suramericana SA	1,288	9,919

		114,541

Panama — 0.1%
Avianca Holdings SA	3,864	1,951

TOTAL PREFERRED STOCKS (Cost $151,093)		147,254

RIGHTS — 0.1%
Canada — 0.1%
Pan American Silver Corp. CVR*, (b) (Cost $0)	1,874	1,793

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 1.58% (c) (Cost $4,217)	4,217	4,217

TOTAL INVESTMENTS — 100.1% (Cost $2,487,736)		$2,404,044
Other assets and liabilities, net — (0.1%)		(3,531)

NET ASSETS — 100.0%		$2,400,513

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Latin America Pacific Alliance ETF (Continued)

November 30, 2019 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2019 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2019	Value ($) at 11/30/2019
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.53% (c)(d)
1,320	—	(1,320	)(e)	—	—	8	—	—	—

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 1.58%(c)
4,441	60,124	(60,348)		—	—	28	—	4,217	4,217

5,761	60,124	(61,668)		—	—	36	—	4,217	4,217

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2019 amounted to $33,891, which is 1.4% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $33,668.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2019.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
CVR:	Contingent Value Rights
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$2,250,780	$—	$—	$2,250,780
Preferred Stocks (f)	147,254	—	—	147,254
Rights	—	—	1,793	1,793
Short-Term Investments (f)	4,217	—	—	4,217

TOTAL	$2,402,251	$—	$1,793	$2,404,044

(f)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	29

DBX ETF Trust

Statements of Assets and Liabilities

November 30, 2019 (Unaudited)

	Xtrackers Eurozone Equity ETF	Xtrackers International Real Estate ETF	Xtrackers Japan JPX-Nikkei 400 Equity ETF	Xtrackers MSCI Latin America Pacific Alliance ETF
Assets
Investment in non-affiliated securities at value	$5,696,090	$146,883,963	$28,536,404	$2,399,827
Investment in affiliated securities at value	17,115	—	—	—
Investment in DWS Government Money Market Series	363	147,430	29,390	4,217
Investment in DWS Government & Agency Securities Portfolio*	56,596	1,429,000	31,943	—
Cash	—	1,199	452	3,766
Foreign currency at value	537	174,861	84,795	23,592
Deposit with broker for futures contracts	—	22,500	8,084	—
Receivables:
Investment securities sold	—	—	—	1,823
Dividends	705	351,966	184,118	675
Interest	—	360	36	2
Securities lending income	81	2,969	190	3
Foreign tax reclaim	2,811	17,521	—	—

Total assets	$5,774,298	$149,031,769	$28,875,412	$2,433,905

Liabilities
Payable upon return of securities loaned	$56,596	$1,429,000	$31,943	$—
Payables:
Investment securities purchased	—	—	—	32,481
Investment advisory fees	421	11,382	2,130	911
Variation margin on futures contracts	—	3,425	1,951	—
Deferred foreign tax payable	—	7,894	—	—

Total liabilities	57,017	1,451,701	36,024	33,392

Net Assets, at value	$5,717,281	$147,580,068	$28,839,388	$2,400,513

Net Assets Consist of
Paid-in capital	$5,816,257	$143,380,079	$30,843,947	$2,394,088
Distributable earnings (loss)	(98,976)	4,199,989	(2,004,559)	6,425

Net Assets, at value	$5,717,281	$147,580,068	$28,839,388	$2,400,513

Number of Common Shares outstanding	250,001	5,000,001	1,000,001	100,001

Net Asset Value	$22.87	$29.52	$28.84	$24.00

Investment in non-affiliated securities at cost	$5,416,674	$142,983,050	$28,270,449	$2,483,519

Investment in affiliated securities at cost	$21,966	$—	$—	$—

Value of securities loaned	$56,382	$1,840,158	$48,513	$33,891

Investment in DWS Government Money Market Series at cost	$363	$147,430	$29,390	$4,217

Investment in DWS Government & Agency Securities Portfolio at cost*	$56,596	$1,429,000	$31,943	$—

Non-cash collateral for securities on loan	$2,567	$631,803	$24,885	$33,668

Foreign currency at cost	$535	$175,551	$82,817	$23,604

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	30

DBX ETF Trust

Statements of Operations

For the Six Months Ended November 30, 2019 (Unaudited)

	Xtrackers Eurozone Equity ETF	Xtrackers International Real Estate ETF	Xtrackers Japan JPX-Nikkei 400 Equity ETF	Xtrackers MSCI Latin America Pacific Alliance ETF
Investment Income
Unaffiliated dividend income*	$24,470	$1,640,001	$294,693	$33,992
Income distributions from affiliated funds	21	2,731	271	28
Affiliated securities lending income	589	7,583	2,472	8
Unaffiliated non-cash dividend income	1,828	—	—	—
Unaffiliated securities lending income, net of borrower rebates	168	5,898	48	22

Total investment income	27,076	1,656,213	297,484	34,050

Expenses
Investment advisory fees	1,971	61,888	12,976	5,613
Other expenses	57	57	57	57

Total expenses	2,028	61,945	13,033	5,670

Less fees waived (see note 3):
Waiver	—	(11,358)	(8)	—

Net expenses	2,028	50,587	13,025	5,670

Net investment income (loss)	25,048	1,605,626	284,459	28,380

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(15,924)	(184,275)	(197,383)	(12,574)
In-kind redemptions	—	—	(282,661)	—
Futures contracts	—	(2,360)	(13,710)	—
Foreign currency transactions	(150)	(3,826)	4,277	(530)

Net realized gain (loss)	(16,074)	(190,461)	(489,477)	(13,104)
Net change in unrealized appreciation (depreciation) on:
Investments**	447,147	4,878,948	3,518,943	(65,493)
Investments in affiliates	260	—	—	—
Futures contracts	—	17,690	40,105	—
Foreign currency translations	(24)	(2,072)	(4,228)	141

Net change in unrealized appreciation (depreciation)	447,383	4,894,566	3,554,820	(65,352)

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	431,309	4,704,105	3,065,343	(78,456)

Net Increase (Decrease) in Net Assets Resulting from Operations	$456,357	$6,309,731	$3,349,802	$(50,076)

* Unaffiliated foreign tax withheld	$4,403	$172,902	$32,750	$1,969
** Net of change in deferred foreign taxes	$—	$6,305	$—	$—

See Notes to Financial Statements.	31

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers Eurozone Equity ETF		Xtrackers International Real Estate ETF
	For the Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	For the Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$25,048	$69,345	$1,605,626	$345,093
Net realized gain (loss)	(16,074)	(349,399)	(190,461)	261,023
Net change in net unrealized appreciation (depreciation)	447,383	(140,920)	4,894,566	(1,466,969)

Net increase (decrease) in net assets resulting from operations	456,357	(420,974)	6,309,731	(860,853)

Distributions to Shareholders	(49,890)	(71,498)	(640,926)	(73,382)

Fund Shares Transactions
Proceeds from shares sold	3,201,199	3,138,077	82,062,748	57,853,274
Value of shares redeemed	—	(2,896,381)	—	(1,445,829)

Net increase (decrease) in net assets resulting from fund share transactions	3,201,199	241,696	82,062,748	56,407,445

Total net increase (decrease) in Net Assets	3,607,666	(250,776)	87,731,553	55,473,210

Net Assets
Beginning of period	2,109,615	2,360,391	59,848,515	4,375,305

End of period	$5,717,281	$2,109,615	$147,580,068	$59,848,515

Changes in Shares Outstanding
Shares outstanding, beginning of period	100,001	100,001	2,150,001	150,001
Shares sold	150,000	150,000	2,850,000	2,050,000
Shares redeemed	—	(150,000)	—	(50,000)

Shares outstanding, end of period	250,001	100,001	5,000,001	2,150,001

See Notes to Financial Statements.	32

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers Japan JPX-Nikkei 400 Equity ETF		Xtrackers MSCI Latin America Pacific Alliance ETF
	For the Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	For the Six Months Ended November 30, 2019 (Unaudited)	For the Period October 30, 2018(1) to May 31, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$284,459	$542,482	$28,380	$51,303
Net realized gain (loss)	(489,477)	(15,892,157)	(13,104)	264,039
Net change in net unrealized appreciation (depreciation)	3,554,820	(3,185,044)	(65,352)	(18,238)

Net increase (decrease) in net assets resulting from operations	3,349,802	(18,534,719)	(50,076)	297,104

Distributions to Shareholders	(380,006)	(378,111)	(43,786)	(21,262)

Fund Shares Transactions
Proceeds from shares sold	—	222,178,697	—	4,934,832
Value of shares redeemed	(3,847,135)	(301,398,584)	—	(2,716,299)

Net increase (decrease) in net assets resulting from fund share transactions	(3,847,135)	(79,219,887)	—	2,218,533

Total net increase (decrease) in Net Assets	(877,339)	(98,132,717)	(93,862)	2,494,375

Net Assets
Beginning of period	29,716,727	127,849,444	2,494,375	—

End of period	$28,839,388	$29,716,727	$2,400,513	$2,494,375

Changes in Shares Outstanding
Shares outstanding, beginning of period	1,150,001	4,350,001	100,001	—
Shares sold	—	7,800,000	—	200,001
Shares redeemed	(150,000)	(11,000,000)	—	(100,000)

Shares outstanding, end of period	1,000,001	1,150,001	100,001	100,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	33

DBX ETF Trust

Financial Highlights

Xtrackers Eurozone Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2019 (Unaudited)		Years Ended May 31,				Period Ended 5/31/2016(a)
			2019		2018	2017
Net Asset Value, beginning of period	$21.10		$23.60		$23.94	$20.25	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.12		0.65		0.73	0.74	0.53
Net realized and unrealized gain (loss)	2.15		(2.52)		(0.68)	3.74	(4.99)

Total from investment operations	2.27		(1.87)		0.05	4.48	(4.46)

Less distributions from:
Net investment income	(0.50)		(0.63)		(0.39)	(0.79)	(0.29)

Total distributions	(0.50)		(0.63)		(0.39)	(0.79)	(0.29)

Net Asset Value, end of period	$22.87		$21.10		$23.60	$23.94	$20.25

Total Return (%)	10.88	**	(8.09	)(c)	0.22 (c)	23.01	(17.94	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	6		2		2	2	2
Ratio of expenses before fee waiver (%)	0.09	*	0.10		0.27	0.45	0.45	*
Ratio of expenses after fee waiver (%)	0.09	*	0.09		0.26	0.45	0.45	*
Ratio of net investment income (loss) (%)	1.14	*	3.00		3.01	3.62	3.18	*
Portfolio turnover rate (%)(d)	4	**	14		93	20	20	**

Xtrackers International Real Estate ETF Selected Per Share Data	For the Six Months Ended 11/30/2019 (Unaudited)		Years Ended May 31,
			2019		2018	2017	2016	2015
Net Asset Value, beginning of period	$27.84		$29.17		$26.22	$22.27	$27.90	$26.47

Income (loss) from investment operations:
Net investment income (loss)(b)	0.45		1.14		0.68	0.56	0.63	0.68
Net realized and unrealized gain (loss)	1.48		(1.98)		3.01	3.89	(4.19)	2.04

Total from investment operations	1.93		(0.84)		3.69	4.45	(3.56)	2.72

Less distributions from:
Net investment income	(0.25)		(0.49)		(0.74)	(0.50)	(1.09)	(1.29)
Net realized gains	—		—		—	—	(0.98)	—

Total distributions	(0.25)		(0.49)		(0.74)	(0.50)	(2.07)	(1.29)

Net Asset Value, end of period	$29.52		$27.84		$29.17	$26.22	$22.27	$27.90

Total Return (%)	6.95	**(c)	(2.78	)(c)	14.20	20.34	(12.98)	10.78

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	148		60		4	4	4	11
Ratio of expenses before fee waiver (%)	0.12	*	0.30		0.60	0.60	0.60	0.60
Ratio of expenses after fee waiver (%)	0.10	*	0.28		0.60	0.60	0.60	0.60
Ratio of net investment income (loss) (%)	3.11	*	4.25		2.40	2.34	2.64	2.51
Portfolio turnover rate (%)(d)	5	**	43		24	14	34	19

(a)	For the period August 19, 2015 (commencement of operations) through May 31, 2016.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	34

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers Japan JPX-Nikkei 400 Equity ETF Selected Per Share Data	For the Six Months Ended 11/30/2019 (Unaudited)		Years Ended May 31,				Period Ended 5/31/2016(a)
			2019		2018	2017
Net Asset Value, beginning of period	$25.84		$29.39		$26.24	$23.19	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.27		0.28		0.40	0.35	0.28
Net realized and unrealized gain (loss)	3.06		(3.62)		3.30	3.04	(1.97)

Total from investment operations	3.33		(3.34)		3.70	3.39	(1.69)

Less distributions from:
Net investment income	(0.33)		(0.21)		(0.55)	(0.34)	(0.12)

Total distributions	(0.33)		(0.21)		(0.55)	(0.34)	(0.12)

Net Asset Value, end of period	$28.84		$25.84		$29.39	$26.24	$23.19

Total Return (%)	13.00	(e)**	(11.35	)(e)(f)	14.21 (e)	14.75	(6.78	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	29		30		128	10	19
Ratio of expenses before fee waiver (%)	0.09	*	0.10		0.21	0.40	0.40	*
Ratio of expenses after fee waiver (%)	0.09	*	0.09		0.18	0.40	0.40	*
Ratio of net investment income (loss) (%)	1.97	*	1.00		1.39	1.46	1.31	*
Portfolio turnover rate (%)(g)	8	**	149		78	22	8	**

Xtrackers MSCI Latin America Pacific Alliance ETF Selected Per Share Data	For the Six Months Ended 11/30/2019 (Unaudited)		Period Ended 5/31/2019(b)
Net Asset Value, beginning of period	$24.94		$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.28		0.38
Net realized and unrealized gain (loss)	(0.78)		(0.33	)(d)

Total from investment operations	(0.50)		0.05

Less distributions from:
Net investment income	(0.44)		(0.11)

Total distributions	(0.44)		(0.11)

Net Asset Value, end of period	$24.00		$24.94

Total Return (%)	(2.14	)**	0.20	(e)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	2		2
Ratio of expenses before fee waiver (%)	0.45	*	0.45	*
Ratio of expenses after fee waiver (%)	0.45	*	0.45	*
Ratio of net investment income (loss) (%)	2.28	*	2.53	*
Portfolio turnover rate (%)(g)	10	**	44	**

(a)	For the period June 24, 2015 (commencement of operations) through May 31, 2016.
(b)	For the period October 30, 2018 (commencement of operations) through May 31, 2019.
(c)	Based on average shares outstanding during the period.
(d)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(e)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(f)	The Fund’s total return includes a reimbursement by the Advisor for a realized loss on a trade executed incorrectly, which otherwise would have reduced total return by 0.22%.
(g)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	35

DBX ETF Trust

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of November 30, 2019, the Trust consists of thirty-three investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers Eurozone Equity ETF
Xtrackers International Real Estate ETF
Xtrackers Japan JPX-Nikkei 400 Equity ETF
Xtrackers MSCI Latin America Pacific Alliance ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group Gmbh & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Xtrackers Eurozone Equity ETF offers shares that are listed and traded on the Cboe BZX Exchange (“Cboe”). Xtrackers International Real Estate ETF, Xtrackers Japan JPX-Nikkei 400 Equity ETF and Xtrackers MSCI Latin America Pacific Alliance ETF offer shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers Eurozone Equity ETF	NASDAQ Eurozone Large Mid Cap Index
Xtrackers International Real Estate ETF	iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index
Xtrackers Japan JPX-Nikkei 400 Equity ETF	JPX-Nikkei 400 Net Total Return Index
Xtrackers MSCI Latin America Pacific Alliance ETF	MSCI Latin America Pacific Alliance Capped Index

The NASDAQ Eurozone Large Mid Cap Index which is designed to track the performance of equity securities of large- and mid-capitalization companies based in the countries in the Economic and Monetary Union of the European Union. The NASDAQ Eurozone Large Mid Cap Index is rebalanced semi-annually in March and September.

The iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index is a free-float capitalization weighted index that provides exposure to publicly traded real estate securities in countries outside the United States, excluding Pakistan and Vietnam. The iSTOXX Developed and Emerging Markets ex USA PK VN is rebalanced quarterly.

The JPX-Nikkei Index 400 Net Total Return Index is designed to track the performance of equity securities of issuers that are primarily listed on the JASDAQ Stock Exchange (“JASDAQ”) or the following sections of the Tokyo Stock Exchange (“TSE”): the first section (for large companies), the second section (for middle-sized companies) and the “Mothers” (for high-growth and emerging stocks). The JPX-Nikkei Index 400 is rebalanced annually.

The MSCI Latin America Pacific Alliance Capped Index is designed to provide exposure to equity securities of issuers from Latin American member states of the Pacific Alliance, as well as securities of countries that are headquartered and carry out the majority of operations in these countries. The MSCI Latin America Pacific Alliance Capped Index is rebalanced quarterly.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

36

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Each Fund, except Xtrackers International Real Estate ETF and Xtrackers Japan JPX-Nikkei 400 Equity ETF, is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies. In addition, each Fund, with the exception of Xtrackers International Real Estate ETF, may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that

37

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on the accrual basis. Distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, are included in dividend income.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of Xtrackers Eurozone Equity ETF, Xtrackers International Real Estate ETF, Xtrackers Japan JPX-Nikkei 400 Equity ETF and Xtrackers MSCI Latin America Pacific Alliance ETF to pay out dividends from its net investment income semi-annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended November 30, 2019, the Funds did not incur any interest or penalties.

At May 31, 2019, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

38

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

	Short-Term	Long-Term	Total Amount
Xtrackers Eurozone Equity ETF	$104,577	$259,709	$364,286
Xtrackers International Real Estate ETF	634,915	122,931	757,846
Xtrackers Japan JPX-Nikkei 400 Equity ETF	1,458,631	247,453	1,706,084

As of May 31, 2019, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers Eurozone Equity ETF	$2,404,589	$(188,285)	$67,715	$(256,000)
Xtrackers International Real Estate ETF	61,326,719	(1,212,993)	288,768	(1,501,761)
Xtrackers Japan JPX-Nikkei 400 Equity ETF	33,057,725	(3,652,176)	710,938	(4,363,114)
Xtrackers MSCI Latin America Pacific Alliance ETF	2,519,451	(22,783)	104,750	(127,533)

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Foreign taxes payable as of November 30, 2019, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Funds may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans, the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended November 30, 2019, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.12% annualized effective rate as of November 30, 2019) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the

39

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of November 30, 2019, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end, except for Xtrackers MSCI Latin America Pacific Alliance ETF. Due to the increased market value of the securities on loan on November 30, 2019, for Xtrackers MSCI Latin America Pacific Alliance ETF, the value of the related collateral was less than the value of securities on loan at period end. On the next business day, additional collateral was received, and the value of the collateral exceeded the value of the securities on loan.

Remaining Contractual Maturity of the Agreements, as of November 30, 2019

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Xtrackers Eurozone Equity ETF
Common Stocks	$56,596	$—	$—	$2,567	$59,163

Gross amount of recognized liabilities for securities lending transactions					$59,163

Xtrackers International Real Estate ETF
Common Stocks	$1,408,665	$—	$166,720	$465,083	$2,040,468
Exchange-Traded Funds	20,335	—	—	—	20,335

Total Borrowings	$1,429,000	$—	$166,720	$465,083	$2,060,803

Gross amount of recognized liabilities for securities lending transactions					$2,060,803

Xtrackers Japan JPX-Nikkei 400 Equity ETF
Common Stocks	$31,943	$—	$2,777	$22,108	$56,828

Gross amount of recognized liabilities for securities lending transactions					$56,828

Xtrackers MSCI Latin America Pacific Alliance ETF
Common Stocks	$—	$—	$12	$33,656	$33,668

Gross amount of recognized liabilities for securities lending transactions					$33,668

Derivatives

Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended November 30, 2019, Xtrackers International Real Estate ETF and Xtrackers Japan JPX-Nikkei 400 Equity ETF utilized futures in order to simulate investment in the Funds’ Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

40

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of November 30, 2019 is included in a table following the Funds’ Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of November 30, 2019 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers International Real Estate ETF

Equity contracts	Unrealized appreciation on futures contracts*	$14,590	Unrealized depreciation on futures contracts*	$—

Xtrackers Japan JPX-Nikkei 400 Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$16,565	Unrealized depreciation on futures contracts*	$—

*

Includes cumulative appreciation or cumulative depreciation on futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended November 30, 2019 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

Futures Contracts — Equity Contracts
Xtrackers International Real Estate ETF	$(2,360)
Xtrackers Japan JPX-Nikkei 400 Equity ETF	(13,710)

Net Change in Unrealized Appreciation (Depreciation) on:

Futures Contracts — Equity Contracts
Xtrackers International Real Estate ETF	$17,690
Xtrackers Japan JPX-Nikkei 400 Equity ETF	40,105

For the period ended November 30, 2019 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)
Xtrackers International Real Estate ETF	$314,049
Xtrackers Japan JPX-Nikkei 400 Equity ETF	228,254

Affiliated Cash Management Vehicles    The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable NAV, and DWS ESG Liquidity Fund maintains a floating NAV. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary management fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

41

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor was entitled to receive a unitary management fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Management Fee
Xtrackers Eurozone Equity ETF	0.09%
Xtrackers International Real Estate ETF	0.12%
Xtrackers Japan JPX-Nikkei 400 Equity ETF	0.09%
Xtrackers MSCI Latin America Pacific Alliance ETF	0.45%

The Advisor for Xtrackers International Real Estate ETF has contractually agreed, until September 30, 2020, to waive a portion of its unitary management fee to the extent necessary to prevent the operating expenses of the Fund from exceeding 0.10% of the Fund’s average daily net assets. This agreement may only be terminated by the Fund’s Board (and may not be terminated by the Advisor) prior to that time. For the period ended November 30, 2019, the Advisor waived $11,264 of the expenses of the Fund.

The Advisor for the Funds below has contractually agreed to waive a portion of its management fees in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated cash management vehicles. For the period ended November 30, 2019, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers International Real Estate ETF	$94
Xtrackers Japan JPX-Nikkei 400 Equity ETF	8

Out of the unitary management fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services and expenses of the Independent Trustees. Each Fund is responsible for the payment of, interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the period ended November 30, 2019, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers Eurozone Equity ETF	$186,723	$209,554
Xtrackers International Real Estate ETF	22,853,165	4,774,158
Xtrackers Japan JPX-Nikkei 400 Equity ETF	2,323,895	2,331,776
Xtrackers MSCI Latin America Pacific Alliance ETF	239,558	252,570

42

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

For the period ended November 30, 2019, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers Eurozone Equity ETF	$3,200,126	$—
Xtrackers International Real Estate ETF	64,477,828	—
Xtrackers Japan JPX-Nikkei 400 Equity ETF	—	3,831,392

5. Fund Share Transactions

As of November 30, 2019, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At November 30, 2019, there was one affiliated shareholder account for the Fund listed below holding a significant percentage of the shares outstanding:

Approximate Percent of Outstanding Shares Held
Xtrackers MSCI Latin America Pacific Alliance ETF	95%

7. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers International Real Estate ETF and certain other funds managed by the Advisor to borrow up to $105 million. The Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain the Fund’s status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. The Fund may borrow up to the lesser of a pro-rata share of the credit facility at the amount listed below or 33 percent of its net assets as permitted by the Act. The Fund had no outstanding loans at November 30, 2019.

Pro-rata Share
Xtrackers International Real Estate ETF	$525,000

43

DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q or Form N-PORT (available for filings after March 31, 2019). Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca or Cboe, as applicable, at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

44

DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax advisor, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.Xtrackers.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

45

DBX ETF Trust

This report is intended for the shareholders of DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. There are special risks associated with an investments in real estate, including REITS. These risks include credit risk, interest rate fluctuations and the impact of varied economic conditions. Investing in foreign securities, particularly those of emerging markets, present certain risks such as currency fluctuations, political and economical changes, and market risks. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. The European financial markets have recently experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries, including Greece, Ireland, Italy, Portugal and Spain. A default or debt restructuring by any European country would adversely impact holders of that country’s debt, and sellers of credit default swaps linked to that country’s creditworthiness (which may be located in countries other than those listed in the previous sentence). These events have adversely affected the exchange rate of the euro, the common currency of certain EU countries, and may continue to significantly affect every country in Europe, including countries that do not use the euro. Italy, Portugal and Spain currently have high levels of debt and public spending, which may stifle economic growth, contribute to prolonged periods of recession or lower sovereign debt ratings and adversely impact investments. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Each Fund, except HUAZ and JPN, is currently non-diversified and can take larger positions in fewer issues, increasing each Fund’s potential risk. Performance of a Fund may diverge from that of an Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. A fund that focuses its investments in Japan can be impacted by the events and developments in Japan, which can adversely affect performance. There are additional risks associated with investing in aggressive growth stocks, non-diversified/concentrated funds and small- and mid-cap stocks which are more fully explained in the prospectuses, as applicable. An investment in any Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that fund. Please read the prospectus for more information.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. or Cboe BZX Exchange, Inc., as applicable. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

Nasdaq® and NASDAQ Eurozone Large Mid Cap Index are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by DBX Advisors LLC. The Product(s) have not been passed on by the Corporations as to their legality or suitability. The Product(s) are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE PRODUCT(S).

The iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index is the intellectual property (including registered trademarks) of STOXX Limited, Zug, Switzerland (“STOXX”), Deutsche Börse Group or their licensors, which is used under license. Xtrackers International Real Estate ETF is neither sponsored nor promoted, distributed or in any other manner supported by STOXX, Deutsche Börse Group or their licensors, research partners or data providers and STOXX, Deutsche Börse Group and their licensors, research partners or data providers do not give any warranty, and exclude any liability (whether in negligence or otherwise) with respect thereto generally or specifically in relation to any errors, omissions or interruptions in the Index or its data.

The “JPX-Nikkei Index 400” is a copyrightable work calculated through such methodology as independently developed by Nikkei Inc. (hereinafter called “Nikkei”), and Tokyo Stock Exchange, Inc. (hereinafter called “TSE”) and Nikkei and TSE jointly own copyrights and any other intellectual property rights subsisting in the “JPX-Nikkei Index 400” itself and the methodology to calculate the “JPX-Nikkei Index 400.” The ownership of trademarks and any other intellectual property rights with respect to marks representing the “JPX-Nikkei Index 400 belong” to Nikkei, TSE and Japan Exchange Group, Inc. Nikkei and TSE have no obligation to publish the “JPX-Nikkei Index 400” continuously, and Nikkei and TSE shall not be liable for any errors, delays or suspension of the publication of the “JPXNikkei Index 400.” Nikkei and TSE shall have the right to make any changes in the “JPX-Nikkei Index 400” regarding the calculation methods, etc., and to discontinue the publication thereof.

The Funds or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by MSCI, and MSCI bears no liability with respect to any such Funds or securities or any index on which such Funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX Advisors LLC and any related Funds.

Copyright © 2020 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Invesment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 875 Third Avenue New York, NY 10022	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1000 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-049074-4 (1/20) DBX004205 (1/21)

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DBX ETF Trust

By (Signature and Title)	/s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Date                  February 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Date                  February 4, 2020

By (Signature and Title)	/s/ Diane Kenneally
Diane Kenneally
Treasurer and Chief Financial Officer

Date                  February 4, 2020